UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-02687

Name of Registrant:	Vanguard Municipal Bond Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2016 – April 30, 2017

Item 1: Reports to Shareholders

Semiannual Report | April 30, 2017

Vanguard Municipal Money Market Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	2
Advisor’s Report.	6
Fund Profile.	9
Performance Summary.	10
Financial Statements.	11
About Your Fund’s Expenses.	51
Trustees Approve Advisory Arrangement.	53
Glossary.	55

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, Vanguard Municipal Money Market Fund returned 0.29%. Its performance exceeded the 0.16% average return of its tax-exempt money market peers.

• The Federal Reserve increased interest rates twice during the period, raising the target range for the federal funds rate to 0.75%–1.00%. The Fed has raised rates only three times since the 2008–09 financial crisis.

• The lingering effects of new money market regulations, and a reduction in refundings as interest rates rose, impacted the fund. We made portfolio moves around these shorter-term market conditions, adding incremental value.

• Your fund’s portfolio is diversified across issuers in multiple states. Still, we are closely monitoring some areas where fiscal woes could pressure bond prices.

Total Returns: Six Months Ended April 30, 2017
		Taxable-
	7-Day	Equivalent	Income	Capital	Total
	SEC Yield	Yield [1]	Return	Return	Return
Vanguard Municipal Money Market Fund	0.78%	1.38	0.29%	0.00%	0.29%
Tax-Exempt Money Market Funds Average[2]					0.16

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios
Your Fund Compared With Its Peer Group
		Peer Group
	Fund	Average
Municipal Money Market Fund	0.15%	0.14%

The fund expense ratio shown is from the prospectus dated February 23, 2017, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2017, the fund’s annualized expense ratio was 0.15%. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer Group: Tax-Exempt Money Market Funds.

1

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

2

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
			Total Returns
		Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

3

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated by the allocations of a globally diversified, market-capitalization-weighted index fund.

Global index weight
Investor holdings in domestic equities

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.

Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters Datastream, and FactSet.

4

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

May 12, 2017

5

Advisor’s Report

For the six months ended April 30, 2017, Vanguard Municipal Money Market Fund returned 0.29%, exceeding the 0.16% average return of its tax-exempt money market peers.

Please note that your fund is allowed to invest in securities whose income is subject to the alternative minimum tax (AMT). As of April 30, 2017, your fund owned securities that would generate income distributions subject to the AMT.

Investment environment

During the period, the Federal Reserve increased interest rates twice, raising the range for the federal funds rate to 0.75%–1.00% and marking just the second and third times it has made such a move since the financial crisis.

The Fed’s decisions signaled a normalization of monetary policy and came as the U.S. economy posted mostly positive results. Fourth-quarter economic growth was in line with estimates. But GDP growth was lackluster in the first quarter of 2017, largely because of a drop-off in consumer spending. The housing and manufacturing sectors reported decent activity during the period, and unemployment hit 4.4% in April, its lowest level since 2007. Wages ticked up, and some commodities, including oil, posted price increases; this helped inflation inch closer to the Fed’s 2% target. Given that backdrop, the Fed signaled that other hikes could be announced in the near term.

The Fed’s positive outlook on future economic expansion carried over to the U.S. stock market, where several indexes hit all-time highs during the period. Although the resilient economy played a part in the rally, strong corporate earnings and the prospect of tax reform, increased infrastructure spending, and greater deregulation also contributed to a shift toward riskier assets. That sentiment, however, tapered off near the end of the

Yields of Municipal Bonds
(AAA-Rated General-Obligation Issues)
	October 31,	April 30,
Maturity	2016	2017
2 years	0.85%	0.99%
5 years	1.14	1.43
10 years	1.74	2.18
30 years	2.56	3.05
Source: Vanguard.

6

period as investors realized that a legislative agenda might take more time to materialize.

Demand for some fixed income securities decreased, which caused their yields to increase. Over the six months, the yield of the 10-year Treasury note increased 45 basis points to 2.28%, and the 30-year yield rose 37 basis points to 2.95%. The yields on money market-eligible securities also rose.

Municipal bond supply was down modestly from the same period last year, largely because of a decline in refunding issuance as interest rates climbed higher. Municipal bond fund cash flows turned negative in the wake of the U.S. elections but reversed somewhat toward the end of the period. Short- and medium-term muni bonds outperformed Treasuries.

Overseas, major central banks kept their monetary policies accommodative. Political uncertainty eased somewhat as voters in the Netherlands and France turned back nationalist candidates that were focused on dismantling the European Union. Stocks across Europe and Asia rose during the period.

Management of the fund

The fund was impacted by the lingering effects of money market reforms, which were implemented in October 2016 and designed to keep funds stable in times of stress, and a decrease in refundings as interest rates rose, which affected supply.

We made tactical decisions around these shorter-term market conditions throughout the period, adding incremental value.

In an unpredictable interest rate environment, we maintained high levels of liquidity and a short weighted average maturity, which allowed us to quickly adjust to rate changes. For example, we continued to favor variable-rate demand notes, which reset as interest rates fluctuate, over similar securities with fixed rates.

Your fund’s portfolio is diversified across issuers in multiple states. Still, we are closely monitoring the situation in some areas where fiscal woes could pressure bond prices.

The outlook

Absent an unexpected external shock, the U.S. economy looks set to continue its steady growth, with real GDP likely to be around 2% in 2017, or maybe closer to 2.5% if the implementation of the administration’s agenda has a positive effect on the economy. Although job growth may slow given the tightening we’ve seen in the labor market, competition for labor could push up the pace of annual wage increases. That should provide some support to inflation in the short term but not so much as to make it significantly overshoot the central bank’s 2% target.

We’re encouraged by the Fed’s decision to continue the process of normalizing rates, which have been near zero since 2009.

7

By year end, the federal funds rate could increase to 1.25%–1.5%, and we might see the Fed begin to reduce its balance sheet. Nevertheless, we think the Fed will maintain its gradual and “dovish” policy approach, given the structural anti-inflationary forces still at work in the global economy.

If growth and inflation remain modest, the cost of borrowing shouldn’t get out of hand, especially if yields in the United States remain attractive compared with those of other developed economies. International demand should help cap how high U.S. bond yields can rise.

Although the pro-business, pro-growth agenda of the new administration could give the economy a boost, it remains to be seen what laws will be passed and what the financial markets’ reaction will be. Needless to say, we will be closely monitoring developments that could negatively impact our outlook for munis, such as changes to the marginal tax rates for individuals and corporations, a cap on the level of tax exemption for munis, and increased muni issuance should infrastructure spending ramp up significantly.

Although we may see more volatility in 2017, we would expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds Vanguard Fixed Income Group May 11, 2017

8

Municipal Money Market Fund

Fund Profile
As of April 30, 2017

Financial Attributes
Ticker Symbol	VMSXX
Expense Ratio[1]	0.15%
7-Day SEC Yield	0.78%
Average Weighted
Maturity	19 days

Largest Area Concentrations
Multiple States	11.7%
New York	10.9
Texas	9.5
Illinois	4.9
Florida	4.2
Tennessee	3.7
Wisconsin	3.2
Colorado	3.2
Ohio	3.0
California	2.9
Top Ten	57.2%

1 The expense ratio shown is from the prospectus dated February 23, 2017, and represents estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratio was 0.15%.

9

Municipal Money Market Fund

Performance Summary

Investment returns will fluctuate. All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) The returns shown do not reflect taxes that a shareholder would pay on fund distributions. The fund is only available to retail investors (natural persons). You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The fund’s sponsor has no legal obligation to provide financial support to the fund, and you should not expect that the sponsor will provide financial support to the fund at any time.

The fund’s 7-day SEC yield reflects its current earnings more closely than do the average annual returns.

Fiscal-Year Total Returns (%): October 31, 2006, Through April 30, 2017
		Tax-Exempt
		Money Mkt
		Funds Average
Fiscal Year	Total Returns	Total Returns[1]
2007	3.65%	2.99%
2008	2.63	2.03
2009	0.60	0.27
2010	0.14	0.00
2011	0.09	0.00
2012	0.04	0.00
2013	0.02	0.00
2014	0.01	0.01
2015	0.01	0.01
2016	0.25	0.07
2017	0.29	0.16
7-day SEC yield (4/30/2017): 0.78%
1 Derived from data provided by Lipper, a Thomson Reuters Company.
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

	Inception Date	One Year	Five Years	Ten Years
Municipal Money Market Fund	6/10/1980	0.47%	0.11%	0.61%

See Financial Highlights for dividend information.

10

Municipal Money Market Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in various monthly and quarterly regulatory filings. The fund publishes its holdings on a monthly basis at vanguard.com and files them with the Securities and Exchange Commission on Form N-MFP. The fund’s Form N-MFP filings may be viewed at sec.gov or via a link on the “Portfolio Holdings” page on vanguard.com. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the SEC on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (94.4%)
Alabama (0.7%)
1 Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue TOB VRDO	0.930%	5/5/17	5,000	5,000
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.920%	5/5/17	18,845	18,845
1 Auburn University Alabama General Fee Revenue
TOB VRDO	0.930%	5/5/17	16,125	16,125
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.910%	5/5/17 LOC	6,000	6,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	14,000	14,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	20,000	20,000
Tuscaloosa County AL Industrial Development
Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	24,000	24,000
				123,970
Alaska (0.1%)
Alaska Student Loan Corp. Education Loan
Revenue VRDO	0.920%	5/5/17 LOC	13,655	13,655
Valdez AK Marine Terminal Revenue
(Exxon Pipeline Co.) VRDO	0.860%	5/1/17	1,400	1,400
				15,055
Arizona (1.4%)
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.930%	5/5/17	21,000	21,000
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.990%	5/5/17 (Prere.)	5,500	5,500
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.890%	5/5/17 LOC	14,915	14,915

11

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.890%	5/5/17 LOC	61,185	61,185
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.900%	5/5/17 LOC	9,130	9,130
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.900%	5/5/17 LOC	27,305	27,305
	Arizona Health Facilities Authority Revenue
	(Banner Health) VRDO	0.930%	5/5/17 LOC	16,525	16,525
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.930%	5/5/17	6,605	6,605
1	Arizona Transportation Board Highway Revenue
	TOB VRDO	0.930%	5/5/17	12,745	12,745
1	Mesa AZ Utility System Revenue TOB VRDO	0.930%	5/5/17	8,250	8,250
1	Mesa AZ Utility System Revenue TOB VRDO	0.930%	5/5/17	7,500	7,500
1	Phoenix AZ Civic Improvement Corp. Airport
	Revenue TOB VRDO	0.970%	5/5/17	1,000	1,000
1	Phoenix AZ Civic Improvement Corp. Water
	System Revenue TOB VRDO	0.930%	5/5/17 (Prere.)	5,000	5,000
[1,2]	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB PUT	0.970%	5/4/17	16,000	16,000
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	0.930%	5/5/17	5,650	5,650
1	Salt River Project Arizona Agricultural
	Improvement & Power District Revenue
	TOB VRDO	0.930%	5/5/17	4,000	4,000
1	Tempe AZ Union High School District No. 213
	GO TOB VRDO	0.930%	5/5/17	6,840	6,840
1	University of Arizona Revenue TOB VRDO	0.930%	5/5/17	6,715	6,715
					235,865
California (2.9%)
1	Bay Area Toll Authority California Toll Bridge
	Revenue (San Francisco Bay Area) TOB VRDO	0.940%	5/5/17	5,570	5,570
	Big Bear Lake CA Industrial Revenue
	(Southwest Gas Corp. Project) VRDO	0.930%	5/5/17 LOC	24,000	24,000
1	California Educational Facilities Authority
	Revenue (University of Southern California)
	TOB VRDO	0.930%	5/5/17	5,050	5,050
	California GO VRDO	0.880%	5/5/17 LOC	14,430	14,430
	California Health Facilities Financing Authority
	Revenue (Kaiser Permanente) VRDO	0.900%	5/5/17	93,995	93,995
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.930%	5/5/17	6,650	6,650
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.930%	5/5/17	5,000	5,000
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.930%	5/5/17	3,660	3,660
1	California Health Facilities Financing Authority
	Revenue (Sutter Health) TOB VRDO	0.930%	5/5/17	18,980	18,980
	California Pollution Control Financing Authority
	Revenue (Pacific Gas & Electric Co.) VRDO	0.890%	5/1/17 LOC	11,750	11,750

12

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development
Authority Revenue (Community Hospital of the
Monterey Peninsula) VRDO	0.880%	5/5/17 LOC	9,100	9,100
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) VRDO	0.920%	5/5/17	47,445	47,445
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.930%	5/5/17	20,000	20,000
1 Foothill-De Anza CA Community College District
GO TOB VRDO	0.930%	5/5/17	7,500	7,500
1 Los Angeles CA Department of Airports
International Airport Revenue TOB VRDO	0.960%	5/5/17	4,395	4,395
Los Angeles CA TRAN	3.000%	6/29/17	67,500	67,752
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	1.020%	5/5/17 LOC	31,000	31,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	1.020%	5/5/17 LOC	21,000	21,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	1.030%	5/5/17 LOC	10,000	10,000
1 Nuveen California Dividend Advantage Municipal
Fund VRDP VRDO	1.030%	5/5/17 LOC	20,000	20,000
Otay CA Water District (Capital Project) COP
VRDO	0.910%	5/5/17 LOC	3,810	3,810
1 Regents of the University of California Revenue
TOB VRDO	0.930%	5/5/17	7,600	7,600
1 Regents of the University of California Revenue
TOB VRDO	0.930%	5/5/17	14,270	14,270
Riverside County CA COP VRDO	0.870%	5/5/17 LOC	10,750	10,750
1 San Diego CA Community College District GO
TOB VRDO	0.950%	5/5/17 (Prere.)	1,165	1,165
1 San Diego CA Public Facilities Financing
Authority Water Revenue TOB VRDO	0.930%	5/5/17	6,105	6,105
1 San Mateo County CA Community College
District GO TOB VRDO	0.930%	5/5/17	8,810	8,810
1 Sweetwater CA Unified School District GO TOB
VRDO	0.930%	5/5/17 (13)	13,600	13,600
1 West Valley-Mission CA Community College
District GO TOB VRDO	0.930%	5/5/17	8,500	8,500
				501,887
Colorado (3.2%)
1 Adams County CO COP TOB VRDO	0.950%	5/5/17	6,825	6,825
1 Board of Governors of the Colorado State
University System Enterprise Revenue TOB
VRDO	0.950%	5/5/17	8,665	8,665
Colorado Education Loan Program Revenue	2.000%	6/29/17	25,700	25,747
Colorado Education Loan Program Revenue	3.000%	6/29/17	40,000	40,139
Colorado Education Loan Program Revenue	5.000%	6/29/17	24,300	24,462
Colorado General Fund Revenue	2.000%	6/27/17	34,000	34,060
1 Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated
Group) TOB VRDO	0.930%	5/5/17	1,950	1,950
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	1.050%	5/5/17 (Prere.)	10,000	10,000
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	1.050%	5/5/17 (Prere.)	5,305	5,305

13

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	1.080%	5/5/17 (Prere.)	18,750	18,750
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society
Project) VRDO	0.900%	5/5/17 LOC	11,280	11,280
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.930%	5/5/17	13,635	13,635
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.930%	5/5/17	6,000	6,000
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.930%	5/5/17	20,295	20,295
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.940%	5/5/17	7,175	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.890%	5/5/17	8,250	8,250
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.900%	5/5/17	25,490	25,490
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.900%	5/5/17	33,495	33,495
Colorado Housing & Finance Authority
Multi-Family Mortgage Revenue VRDO	0.900%	5/5/17	6,310	6,310
Colorado Housing & Finance Authority
Multi-Family Mortgage Revenue VRDO	0.900%	5/5/17	19,340	19,340
Colorado Housing & Finance Authority
Multi-Family Mortgage Revenue VRDO	0.910%	5/5/17	7,320	7,320
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.890%	5/5/17	6,230	6,230
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.900%	5/5/17	14,605	14,605
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.910%	5/5/17	9,100	9,100
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.910%	5/5/17	4,955	4,955
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.950%	5/5/17	5,525	5,525
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.950%	5/5/17	12,800	12,800
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.950%	5/5/17	8,900	8,900
1 Colorado Springs CO Utility System Revenue
TOB VRDO	0.930%	5/5/17	9,810	9,810
Colorado Springs CO Utility System Revenue
VRDO	0.880%	5/5/17	8,850	8,850
Colorado Springs CO Utility System Revenue
VRDO	0.900%	5/5/17	27,300	27,300
1 Denver CO City & County Airport Revenue TOB
VRDO	0.970%	5/5/17 LOC	25,000	25,000

14

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Denver CO City & County Justice System
	Facilities GO TOB VRDO	1.020%	5/5/17	7,500	7,500
	University of Colorado Hospital Authority
	Revenue VRDO	0.930%	5/5/17	32,685	32,685
	University of Colorado Hospital Authority
	Revenue VRDO	0.930%	5/5/17	35,125	35,125
					542,878
Connecticut (0.6%)
1	Connecticut GO TOB VRDO	0.940%	5/5/17	2,000	2,000
	Connecticut Health & Educational Facilities
	Authority Revenue (Hotchkiss School) VRDO	0.880%	5/5/17	23,000	23,000
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.930%	5/5/17	4,445	4,445
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.930%	5/5/17	3,200	3,200
1	Connecticut Health & Educational Facilities
	Authority Revenue (Trinity Health Corp.) TOB
	VRDO	0.930%	5/5/17	8,000	8,000
	Connecticut Health & Educational Facilities
	Authority Revenue (Yale University) VRDO	0.920%	5/5/17 LOC	43,745	43,745
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.900%	5/5/17	5,500	5,500
	Connecticut Housing Finance Authority Revenue
	Housing Mortgage Finance Program VRDO	0.900%	5/5/17	6,875	6,875
					96,765
Delaware (0.1%)
	New Castle County DE Student Housing Revenue
	(University Courtyard Apartments) VRDO	0.930%	5/5/17 LOC	14,395	14,395

District of Columbia (1.5%)
[1,2]	District of Columbia GO TOB PUT	0.970%	5/4/17	5,595	5,595
	District of Columbia Housing Finance Agency
	Multifamily Housing Revenue (Park 7 at
	Minnesota Benning Project) VRDO	0.900%	5/5/17 LOC	7,000	7,000
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.930%	5/5/17	9,995	9,995
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.930%	5/5/17	7,425	7,425
1	District of Columbia Income Tax Revenue TOB
	VRDO	0.960%	5/5/17	7,855	7,855
	District of Columbia Revenue (American
	University) VRDO	0.900%	5/5/17 LOC	10,000	10,000
	District of Columbia Revenue (Georgetown
	University) VRDO	0.910%	5/5/17 LOC	33,150	33,150
	District of Columbia Revenue (MedStar Health,
	Inc.) VRDO	0.920%	5/5/17 LOC	11,250	11,250
	District of Columbia Revenue (The Pew
	Charitable Trust) VRDO	0.910%	5/5/17 LOC	38,780	38,780
[1,2]	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB PUT	1.080%	5/25/17	9,780	9,780
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.930%	5/5/17	11,870	11,870

15

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.930%	5/5/17	6,650	6,650
1	District of Columbia Water & Sewer Authority
	Public Utility Revenue TOB VRDO	0.940%	5/5/17	6,190	6,190
	District of Columbia Water & Sewer Authority
	Public Utility Revenue VRDO	0.900%	5/5/17	10,000	10,000
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.900%	5/5/17 LOC	32,910	32,910
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.920%	5/5/17 LOC	16,200	16,200
	Metropolitan Washington DC/VA Airports
	Authority Airport System Revenue VRDO	0.920%	5/5/17 LOC	24,205	24,205
	Metropolitan Washington DC/VA Airports
	Authority Dulles Toll Road Revenue CP	0.940%	6/22/17 LOC	13,500	13,500
					262,355
Florida (4.2%)
1	Broward County FL Water & Sewer Utility
	Revenue TOB VRDO	0.930%	5/5/17	11,330	11,330
[1,2]	Clearwater FL Water & Sewer Revenue TOB PUT	1.080%	6/1/17	6,500	6,500
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/17	7,245	7,271
	Florida Board of Education Public Education
	Capital Outlay GO	5.000%	6/1/17	3,070	3,081
1	Florida Board of Education Public Education
	Capital Outlay GO TOB VRDO	0.950%	5/5/17	8,000	8,000
1	Florida Board of Education Public Education GO
	TOB VRDO	0.930%	5/5/17	15,135	15,135
1	Florida Department of Management Services
	COP TOB VRDO	0.930%	5/5/17	6,960	6,960
	Florida Keys Aqueduct Authority Water Revenue
	VRDO	0.920%	5/5/17 LOC	38,875	38,875
[1,2]	Florida Turnpike Authority Revenue TOB PUT	0.970%	5/4/17	7,540	7,540
1	Greater Orlando Aviation Authority Florida
	Airport Facilities Revenue TOB VRDO	0.930%	5/5/17	12,000	12,000
	Jacksonville FL Electric Authority Electric
	System Revenue	2.000%	10/1/17	4,000	4,017
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.930%	5/4/17	27,200	27,200
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.930%	5/4/17	10,000	10,000
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.870%	5/5/17	12,800	12,800
	Jacksonville FL Electric Authority Electric
	System Revenue CP	0.790%	5/22/17	30,965	30,965
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.900%	5/5/17 LOC	12,250	12,250
	Jacksonville FL Electric Authority Water &
	Sewer Revenue VRDO	0.940%	5/5/17	4,840	4,840
1	Jacksonville FL Special Revenue TOB VRDO	0.930%	5/5/17	3,900	3,900
1	Miami Beach FL Resort Tax Revenue TOB VRDO	0.940%	5/5/17	10,000	10,000
1	Miami Beach FL Resort Tax Revenue TOB VRDO	0.950%	5/5/17	3,750	3,750
1	Miami-County FL Transit Sales Surtax Revenue
	TOB VRDO	0.940%	5/5/17	7,600	7,600

16

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.930%	5/5/17	25,940	25,940
1	Miami-Dade County FL Building Better
	Communities GO TOB VRDO	0.930%	5/5/17	10,530	10,530
1	Miami-Dade County FL School Board COP TOB
	VRDO	0.980%	5/5/17 (Prere.)	20,000	20,000
	Miami-Dade County FL Seaport Revenue VRDO	0.900%	5/5/17 LOC	117,320	117,320
	Miami-Dade County FL Seaport Revenue VRDO	0.910%	5/5/17 LOC	19,150	19,150
	North Broward FL Hospital District Revenue
	VRDO	0.900%	5/5/17 LOC	77,765	77,765
	Orange County FL Health Facilities Authority
	Hospital Revenue (Orlando Regional Healthcare
	System) VRDO	0.970%	5/5/17 LOC	4,240	4,240
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project) VRDO	0.890%	5/5/17 LOC	21,375	21,375
	Orange County FL Health Facilities Authority
	Revenue (Nemours Foundation Project) VRDO	0.890%	5/5/17 LOC	20,570	20,570
1	Orange County FL Sales Tax Revenue TOB VRDO	0.930%	5/5/17	10,230	10,230
1	Orange County FL School Board COP TOB VRDO	0.970%	5/5/17	19,070	19,070
1	Orange County FL Tourist Development Revenue
	TOB VRDO	0.950%	5/5/17	16,665	16,665
	Palm Beach County FL Revenue (Children’s
	Home Society Project) VRDO	0.950%	5/5/17 LOC	10,350	10,350
	Palm Beach County FL Revenue (Community
	Foundation Palm Beach Project) VRDO	0.960%	5/5/17 LOC	6,200	6,200
1	Palm Beach County FL School Board COP TOB
	VRDO	0.940%	5/5/17	6,590	6,590
	Pinellas County FL School District TAN	2.000%	6/30/17	59,100	59,213
1	Tampa Bay FL Water Utility System Revenue
	TOB VRDO	0.930%	5/5/17	8,960	8,960
	Tampa FL Health System Revenue (BayCare
	Health System)	1.200%	11/24/17	13,500	13,500
1	Tampa FL Health System Revenue TOB VRDO	0.930%	5/5/17	4,800	4,800
					716,482
Georgia (1.5%)
1	Atlanta GA Water & Wastewater Revenue TOB
	VRDO	0.930%	5/5/17	23,865	23,865
	Burke County GA Development Authority
	Pollution Control Revenue (Oglethorpe Power
	Corp. Vogtle Project) VRDO	0.920%	5/5/17 LOC	30,300	30,300
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.910%	5/5/17 LOC	7,100	7,100
	Cobb County GA Hospital Authority Revenue
	(Equipment Pool Project) VRDO	0.910%	5/5/17 LOC	25,000	25,000
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.930%	5/5/17	11,990	11,990
1	DeKalb County GA Water & Sewer Revenue
	TOB VRDO	0.950%	5/5/17	9,100	9,100
1	Fulton County GA Development Authority
	Revenue (Piedmont Healthcare Inc. Project)
	TOB VRDO	0.930%	5/5/17	22,835	22,835
	Fulton County GA Development Authority
	Revenue (Shepherd Center Inc. Project) VRDO	0.920%	5/5/17 LOC	51,200	51,200
[1,2]	Fulton County GA GO TOB PUT	0.970%	5/4/17	12,380	12,380

17

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue
(Project One) CP	0.870%	5/18/17 LOC	24,112	24,112
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB VRDO	0.930%	5/5/17	5,635	5,635
Private Colleges & University Authority of
Georgia Revenue (Emory University) VRDO	0.890%	5/5/17	28,400	28,400
				251,917
Hawaii (0.4%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System) PUT	1.350%	11/24/17	19,225	19,225
Hawaii Department of Budget & Finance Special
Purpose Revenue (Queens Health System) PUT	1.350%	11/24/17	41,480	41,480
				60,705
Idaho (0.5%)
Idaho Building Authority Revenue (Prison Facilities
Project) VRDO	0.900%	5/5/17	29,245	29,245
Idaho TAN	2.000%	6/30/17	56,200	56,317
				85,562
Illinois (4.9%)
Channahon IL Revenue (Morris Hospital) VRDO	0.900%	5/5/17 LOC	6,320	6,320
Channahon IL Revenue (Morris Hospital) VRDO	0.900%	5/5/17 LOC	4,375	4,375
Channahon IL Revenue (Morris Hospital) VRDO	0.900%	5/5/17 LOC	4,775	4,775
Channahon IL Revenue (Morris Hospital) VRDO	0.900%	5/5/17 LOC	4,345	4,345
Channahon IL Revenue (Morris Hospital) VRDO	0.900%	5/5/17 LOC	3,810	3,810
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.980%	5/5/17	12,000	12,000
Chicago IL Midway Airport Revenue VRDO	0.930%	5/5/17 LOC	17,400	17,400
1 Chicago IL O’Hare International Airport Revenue
TOB VRDO	1.050%	5/5/17 (Prere.)	21,135	21,135
1 Chicago IL O’Hare International Airport Revenue
TOB VRDO	1.050%	5/5/17 (Prere.)	9,300	9,300
Illinois Development Finance Authority Revenue
(American College of Surgeons) VRDO	0.900%	5/5/17 LOC	22,382	22,382
Illinois Development Finance Authority Revenue
(Chicago Horticultural Society) VRDO	0.960%	5/5/17 LOC	16,000	16,000
Illinois Development Finance Authority Revenue
(Evanston Northwestern Healthcare Corp.) VRDO	0.910%	5/1/17	11,800	11,800
Illinois Development Finance Authority Revenue
(McCormick Theological Seminary) VRDO	0.900%	5/5/17 LOC	21,035	21,035
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.750%	5/4/17 LOC	21,143	21,143
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.940%	6/5/17 LOC	5,000	5,000
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.940%	6/6/17 LOC	34,065	34,065
Illinois Educational Facilities Authority (Pooled
Financing Program) CP	0.940%	6/7/17 LOC	20,655	20,655
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.920%	5/5/17 LOC	15,750	15,750
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.930%	5/5/17	5,200	5,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) VRDO	0.900%	5/5/17	2,893	2,893

18

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	0.700%	7/25/17	3,000	3,000
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.200%	11/24/17	6,500	6,500
1 Illinois Finance Authority Revenue (Advocate
Health Care Network) TOB VRDO	0.930%	5/5/17	2,250	2,250
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.920%	5/5/17	3,600	3,600
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.920%	5/5/17	55,440	55,440
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.910%	5/5/17 LOC	28,385	28,385
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.930%	5/5/17	13,125	13,125
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.960%	5/5/17 LOC	24,000	24,000
Illinois Finance Authority Revenue (Edward
Hospital) VRDO	0.890%	5/5/17 LOC	25,885	25,885
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.960%	5/5/17 LOC	8,025	8,025
Illinois Finance Authority Revenue (Illinois College)
VRDO	0.900%	5/5/17 LOC	5,690	5,690
1 Illinois Finance Authority Revenue (NorthShore
University Health System) TOB VRDO	0.930%	5/5/17	4,375	4,375
1 Illinois Finance Authority Revenue (Northwestern
Memorial Hospital) TOB VRDO	0.930%	5/5/17	6,000	6,000
Illinois Finance Authority Revenue (Northwestern
University) VRDO	0.880%	5/5/17	38,395	38,395
Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.900%	5/5/17 LOC	5,600	5,600
1 Illinois Finance Authority Revenue (University of
Chicago Medical Center) TOB VRDO	0.930%	5/5/17 (Prere.)	10,200	10,200
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.950%	5/5/17	30,825	30,825
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.900%	5/5/17	15,900	15,900
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.900%	5/5/17	14,334	14,334
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.920%	5/5/17 LOC	50,000	50,000
Illinois Housing Development Authority Revenue
(Lakeshore Plaza) VRDO	0.920%	5/5/17	23,070	23,070
Illinois Housing Development Authority Revenue
(Larkin Village) VRDO	0.950%	5/5/17	11,290	11,290
1 Illinois Toll Highway Authority Revenue TOB
VRDO	0.950%	5/5/17	3,100	3,100
Illinois Toll Highway Authority Revenue VRDO	0.900%	5/5/17	62,305	62,305
Illinois Toll Highway Authority Revenue VRDO	0.920%	5/5/17 LOC	60,000	60,000
Illinois Toll Highway Authority Revenue VRDO	0.920%	5/5/17 LOC	5,000	5,000
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.930%	5/5/17	8,995	8,995
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.930%	5/5/17	20,675	20,675

19

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	1.000%	5/5/17	30,565	30,565
Southwestern Illinois Development Authority
Health Facilities Revenue (Hospital Sisters
Services Inc.) CP	0.750%	5/23/17	6,000	6,000
				841,912
Indiana (1.5%)
DeKalb County IN Economic Development
Revenue (New Process Steel, LP Project) VRDO	1.000%	5/5/17 LOC	5,000	5,000
Indiana Bond Bank Advanced Funding Program
Revenue	2.000%	1/3/18	5,720	5,731
Indiana Bond Bank Advanced Funding Program
Revenue	3.000%	1/3/18	15,000	15,196
Indiana Finance Authority Environmental
Improvement Revenue (Ispat Inland Inc. Project)
VRDO	0.940%	5/5/17 LOC	33,140	33,140
1 Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health Services
Inc. Obligated Group) TOB VRDO	0.940%	5/5/17	2,500	2,500
1 Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)
TOB VRDO	0.950%	5/5/17	12,000	12,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.900%	5/5/17 LOC	6,960	6,960
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.900%	5/5/17 LOC	17,210	17,210
Indiana Finance Authority Midwestern Disaster
Relief Revenue (Ohio Valley Electric Corp. P
roject) VRDO	0.910%	5/5/17 LOC	20,100	20,100
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.890%	5/5/17	44,800	44,800
Indiana Finance Authority Revenue (Ascension
Health Credit Group) VRDO	0.890%	5/5/17	47,975	47,975
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Indiana University
Health Obligated Group) VRDO	0.890%	5/5/17 LOC	4,000	4,000
Indiana Municipal Power Agency Revenue VRDO	0.920%	5/5/17 LOC	350	350
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue TOB VRDO	1.100%	5/5/17	13,360	13,360
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.910%	5/5/17 LOC	30,170	30,170
				258,492
Iowa (0.2%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.900%	5/5/17	20,000	20,000
1 Iowa Special Obligation Revenue (Ijobs Program)
TOB VRDO	0.980%	5/5/17 (Prere.)	8,500	8,500
				28,500

20

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.2%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.930%	5/5/17	1,600	1,600
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.930%	5/5/17	9,225	9,225
1 Wyandotte County KS Unified School District No.
500 GO TOB VRDO	0.920%	5/5/17	10,100	10,100
1 Wyandotte County KS Unified School District No.
500 GO TOB VRDO	0.980%	5/5/17	5,105	5,105
1 Wyandotte County KS Unified School District No.
500 GO TOB VRDO	0.980%	5/5/17	12,400	12,400
				38,430
Kentucky (0.2%)
Kentucky Economic Development Finance
Authority Hospital Facilities Revenue
(St. Elizabeth Medical Center Inc.) VRDO	0.920%	5/5/17	17,100	17,100
1 Kentucky Infrastructure Authority Wastewater &
Drinking Water Revenue TOB VRDO	0.930%	5/5/17	7,190	7,190
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.930%	5/5/17	6,130	6,130
				30,420
Louisiana (0.6%)
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.950%	5/5/17 LOC	19,310	19,310
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.920%	5/5/17 LOC	55,440	55,440
St. James Parish LA Revenue (NuStar Logistics
LP Project) VRDO	0.930%	5/5/17 LOC	34,300	34,300
				109,050
Maine (0.0%)
1 Maine Health & Higher Educational Facilities
Authority Revenue (Bowdoin College) TOB
VRDO	0.950%	5/5/17	6,760	6,760

Maryland (1.3%)
1 Baltimore MD GO TOB VRDO	0.930%	5/5/17	7,500	7,500
1 Baltimore MD Project Revenue TOB VRDO	0.930%	5/5/17	6,665	6,665
1 Baltimore MD Project Revenue TOB VRDO	0.940%	5/5/17	6,000	6,000
1 Baltimore MD Project Revenue TOB VRDO	0.940%	5/5/17	8,185	8,185
1 Baltimore MD Project Revenue TOB VRDO	0.940%	5/5/17	5,080	5,080
1 BlackRock Maryland Municipal Bond Trust VRDO	1.030%	5/5/17 LOC	9,800	9,800
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System) TOB VRDO	0.930%	5/5/17	6,665	6,665
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.930%	5/5/17	10,465	10,465
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.920%	5/5/17 LOC	58,865	58,865
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.970%	5/5/17	5,000	5,000
Montgomery County MD GO CP	0.840%	5/10/17	35,200	35,200

21

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Montgomery County MD GO CP	0.970%	7/5/17	17,300	17,300
[1,2]	University of Maryland Auxiliary Facility & Tuition
	Revenue TOB PUT	1.080%	6/15/17	6,700	6,700
	Washington MD Suburban Sanitary Commission
	BAN VRDO	0.930%	5/5/17	21,000	21,000
	Washington MD Suburban Sanitary Commission
	GO	2.000%	6/1/17	6,425	6,431
	Washington Suburban Sanitation District
	Maryland GO	0.930%	5/5/17	4,400	4,400
					215,256
Massachusetts (2.3%)
	Massachusetts Bay Transportation Authority
	General Transportation Revenue VRDO	0.860%	5/5/17	20,920	20,920
	Massachusetts Bay Transportation Authority
	Sales Tax Revenue PUT	1.200%	11/24/17	8,220	8,220
	Massachusetts Development Finance Agency
	Revenue (Cushing Academy Issue) VRDO	0.930%	5/5/17 LOC	17,630	17,630
1	Massachusetts Development Finance Agency
	Revenue (Partners Healthcare) TOB VRDO	0.920%	5/5/17	2,000	2,000
	Massachusetts GO	2.000%	5/22/17	94,825	94,897
	Massachusetts GO	2.000%	6/26/17	10,400	10,418
	Massachusetts GO	4.000%	8/1/17	5,645	5,688
1	Massachusetts GO TOB VRDO	0.920%	5/1/17 LOC	21,900	21,900
1	Massachusetts GO TOB VRDO	0.930%	5/5/17	3,750	3,750
1	Massachusetts GO TOB VRDO	0.940%	5/5/17	3,750	3,750
1	Massachusetts GO TOB VRDO	0.940%	5/5/17	3,335	3,335
	Massachusetts Health & Educational Facilities
	Authority Revenue (MIT) VRDO	0.880%	5/5/17	42,730	42,730
	Massachusetts Health & Educational Facilities
	Authority Revenue (Partners Healthcare
	System) VRDO	0.880%	5/5/17	4,800	4,800
	Massachusetts Health & Educational Facilities
	Authority Revenue (Pool Loan Program) VRDO	0.890%	5/5/17 LOC	8,700	8,700
[1,2]	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB PUT	0.970%	5/4/17	3,900	3,900
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.920%	5/5/17	2,300	2,300
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.930%	5/5/17	5,000	5,000
1	Massachusetts School Building Authority
	Dedicated Sales Tax Revenue TOB VRDO	0.930%	5/5/17	4,125	4,125
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.930%	5/5/17	5,000	5,000
1	Massachusetts Water Resources Authority
	Revenue TOB VRDO	0.930%	5/5/17	7,500	7,500
	Massachusetts Water Resources Authority
	Revenue VRDO	0.900%	5/5/17	39,020	39,020
	Massachusetts Water Resources Authority
	Revenue VRDO	0.920%	5/5/17	8,300	8,300
	University of Massachusetts Building Authority
	Revenue PUT	1.200%	11/24/17	61,935	61,935
1	University of Massachusetts Building Authority
	Revenue TOB VRDO	0.930%	5/5/17	8,000	8,000
					393,818

22

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (2.5%)
Grand Rapids MI Public Schools GO	4.500%	5/1/17 (Prere.)	21,800	21,800
Kent Hospital Finance Authority Michigan
Revenue (Spectrum Health System) PUT	1.150%	11/24/17	29,255	29,255
1 Michigan Building Authority Revenue TOB VRDO	1.000%	5/5/17	8,500	8,500
1 Michigan Finance Authority Hospital Revenue
Bonds (Trinity Health Credit Group) TOB VRDO	0.920%	5/5/17 LOC	15,000	15,000
1 Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) TOB VRDO	0.930%	5/5/17	4,475	4,475
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) VRDO	0.870%	5/5/17	22,800	22,800
Michigan Housing Development Authority Rental
Housing Revenue VRDO	0.930%	5/5/17	54,655	54,655
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.900%	5/5/17	63,350	63,350
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.910%	5/5/17	134,140	134,140
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.930%	5/5/17	59,450	59,450
Oakland University of Michigan Revenue VRDO	0.900%	5/5/17 LOC	1,300	1,300
1 University of Michigan Revenue TOB VRDO	0.930%	5/5/17	6,190	6,190
1 University of Michigan Revenue TOB VRDO	0.930%	5/5/17	1,400	1,400
				422,315
Minnesota (0.7%)
1 Minneapolis MN Health Care System Revenue
(Fairview Health Services) TOB VRDO	0.920%	5/5/17 LOC	60,000	60,000
1 Minnesota GO TOB VRDO	0.930%	5/5/17	3,510	3,510
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.900%	5/5/17	4,500	4,500
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.920%	5/5/17	10,600	10,600
Minnesota Housing Finance Agency Residential
Housing Revenue VRDO	0.920%	5/5/17	25,475	25,475
St. Paul MN Housing & Redevelopment Authority
Revenue (Highland Ridge Project) VRDO	0.890%	5/5/17 LOC	5,250	5,250
1 Western Minnesota Municipal Power Agency
Revenue TOB VRDO	0.930%	5/5/17	6,665	6,665
				116,000
Mississippi (0.6%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.900%	5/5/17	13,000	13,000
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.900%	5/5/17	50,600	50,600
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.880%	5/5/17	26,019	26,019
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services) VRDO	0.880%	5/5/17	16,450	16,450
				106,069

23

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Missouri (2.5%)
[1,2]	Kansas City MO Water Revenue TOB PUT	1.080%	5/25/17	8,615	8,615
	Missouri Health & Education Facilities Authority
	Health Facilities CP	0.730%	5/8/17	25,000	25,000
	Missouri Health & Educational Facilities Authority
	Health Facilities CP	0.770%	6/7/17	30,000	30,000
1	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	TOB VRDO	0.930%	5/5/17	7,500	7,500
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.880%	5/5/17	64,000	64,000
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.880%	5/5/17	79,400	79,400
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.880%	5/5/17	77,500	77,500
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.890%	5/5/17	55,000	55,000
	Missouri Health & Educational Facilities Authority
	Health Facilities Revenue (BJC Health System)
	VRDO	0.890%	5/5/17	39,160	39,160
1	Missouri Health & Educational Facilities Authority
	Revenue (Washington University) TOB VRDO	0.930%	5/5/17	22,695	22,695
1	Missouri Health & Educational Facilities Authority
	Revenue (Washington University) TOB VRDO	0.930%	5/5/17	5,570	5,570
	St. Louis MO General Fund Revenue	2.000%	6/1/17	9,500	9,510
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.930%	5/5/17	1,670	1,670
1	St. Louis MO Sewer & Wastewater Revenue
	TOB VRDO	0.930%	5/5/17	2,670	2,670
					428,290
Multiple States (11.7%)
[1,3]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.880%	5/5/17 LOC	148,300	148,300
[1,3]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.900%	5/5/17 LOC	321,110	321,110
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.910%	5/5/17 LOC	14,435	14,435
[1,3]	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.930%	5/5/17 LOC	31,810	31,810
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.930%	5/5/17 LOC	55,790	55,790
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.930%	5/5/17 LOC	11,205	11,205
3	Federal Home Loan Mortgage Corp. Multifamily
	Housing Revenue TOB VRDO	0.930%	5/5/17 LOC	10,440	10,440
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	0.980%	5/5/17 LOC	101,300	101,300
1	Nuveen AMT-Free Quality Municipal Income
	Fund VRDP VRDO	1.020%	5/5/17 LOC	94,600	94,600

24

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	0.990%	5/5/17 LOC	125,600	125,600
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.000%	5/5/17 LOC	84,800	84,800
1	Nuveen Enhanced AMT-Free Municipal Credit
	Opportunities Fund VRDP VRDO	1.000%	5/5/17	148,900	148,900
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.030%	5/5/17 LOC	102,000	102,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.050%	5/5/17 LOC	180,000	180,000
1	Nuveen Municipal Credit Income Fund VRDP
	VRDO	1.050%	5/5/17 LOC	183,400	183,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.060%	5/5/17 LOC	103,000	103,000
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.060%	5/5/17 LOC	92,400	92,400
1	Nuveen Quality Municipal Income Fund VRDP
	VRDO	1.060%	5/5/17 LOC	100,000	100,000
1	Western Asset Managed Municipals Fund Inc.
	VRDP VRDO	1.030%	5/5/17 LOC	56,575	56,575
1	Western Asset Municipal Partners Fund Inc.
	VRDP VRDO	1.030%	5/5/17 LOC	25,100	25,100
					1,990,765
Nebraska (1.4%)
1	Douglas County NE Hospital Authority No. 3
	Health Facilities Revenue (Nebraska Methodist
	Health System) TOB VRDO	0.930%	5/5/17 (13)	10,060	10,060
	Lincoln NE Electric System Revenue CP	0.980%	7/6/17	22,750	22,750
1	Nebraska Investment Finance Authority
	Multifamily Housing Revenue (Riverbend
	Apartments Project) VRDO	0.950%	5/5/17 LOC	5,520	5,520
	Nebraska Investment Finance Authority Single
	Family Housing Revenue VRDO	0.900%	5/5/17	100,060	100,060
1	Nebraska Public Power Agency Revenue TOB
	VRDO	0.950%	5/5/17 (13)	27,500	27,500
1	Nebraska Public Power Generation Agency
	Revenue (Whelan Energy Center Unit 2) TOB
	VRDO	0.950%	5/5/17 (13)	76,870	76,870
					242,760
Nevada (2.7%)
	Clark County NV Airport Improvement Revenue
	VRDO	0.890%	5/5/17 LOC	4,050	4,050
	Clark County NV Airport Improvement Revenue
	VRDO	0.900%	5/5/17 LOC	32,330	32,330
	Clark County NV Airport Improvement Revenue
	VRDO	0.920%	5/5/17 LOC	37,900	37,900
	Clark County NV Airport Improvement Revenue
	VRDO	0.920%	5/5/17 LOC	5,675	5,675
	Clark County NV Economic Development
	Revenue (Opportunity Village Foundation
	Project) VRDO	0.930%	5/5/17 LOC	14,900	14,900
[1,2]	Clark County NV GO TOB PUT	1.080%	6/22/17	8,640	8,640
1	Clark County NV Water Reclamation District GO
	TOB VRDO	0.930%	5/5/17	14,805	14,805

25

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	Las Vegas NV GO TOB VRDO	0.930%	5/5/17	8,330	8,330
1	Las Vegas NV GO TOB VRDO	0.960%	5/5/17 (Prere.)	10,850	10,850
	Las Vegas Valley Water District Nevada GO CP	0.920%	5/2/17	49,800	49,800
	Las Vegas Valley Water District Nevada GO CP	0.920%	5/9/17	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	0.930%	5/23/17	50,000	50,000
	Las Vegas Valley Water District Nevada GO CP	0.960%	6/5/17	25,000	25,000
	Las Vegas Valley Water District Nevada GO CP	0.950%	6/13/17	25,000	25,000
1	Las Vegas Valley Water District Nevada GO TOB
	VRDO	0.930%	5/5/17	16,500	16,500
1	Las Vegas Valley Water District Nevada GO TOB
	VRDO	0.940%	5/5/17	7,185	7,185
1	Las Vegas Valley Water District Nevada GO TOB
	VRDO	0.940%	5/5/17	22,475	22,475
1	Nevada Capital Improvement & Cultural Affairs
	GO TOB VRDO	0.930%	5/5/17	9,510	9,510
1	Nevada GO TOB VRDO	0.940%	5/5/17	12,150	12,150
[1,2]	Nevada Highway Improvement Revenue (Motor
	Vehicle Fuel Tax) TOB PUT	1.170%	8/31/17	12,000	12,000
	Nevada Housing Division Multi-Unit Housing
	Revenue (City Center Project) VRDO	1.050%	5/5/17 LOC	7,440	7,440
	Reno NV Hospital Revenue (Renown Regional
	Medical Center Project) VRDO	0.900%	5/5/17 LOC	27,660	27,660
					452,200
New Hampshire (0.1%)
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.930%	5/5/17	8,000	8,000
1	New Hampshire Health & Education Facilities
	Authority Revenue (Dartmouth College) TOB
	VRDO	0.960%	5/5/17	13,225	13,225
					21,225
New Jersey (2.7%)
	Burlington County NJ BAN	2.000%	5/16/17	17,000	17,008
	Burlington County NJ Bridge Commission
	Revenue	2.000%	11/16/17	7,500	7,547
	Burlington Township NJ GO	2.000%	10/5/17	6,574	6,598
	Cherry Hill Township NJ BAN	2.000%	10/18/17	21,253	21,346
	Cliffside Park NJ BAN	2.000%	7/21/17	4,870	4,884
	Clifton NJ BAN	2.000%	10/10/17	17,983	18,065
	East Hanover Township NJ BAN	2.000%	8/18/17	8,443	8,474
	Fort Lee NJ BAN	2.000%	11/10/17	4,290	4,315
	Hamilton Township NJ BAN	2.000%	6/8/17	6,500	6,506
	Hazlet Township NJ School District GO	2.000%	9/15/17	7,500	7,522
	Hudson County NJ BAN	2.500%	12/14/17	39,000	39,312
	Hudson County NJ Improvement Authority
	Pooled Revenue	2.000%	11/1/17	5,340	5,369
	Lakewood Township NJ BAN	2.000%	12/5/17	6,925	6,962
	Mercer County NJ BAN	2.000%	8/30/17	18,700	18,766
	Monroe Township NJ BAN	2.000%	8/3/17	17,528	17,584
	Moorestown Township NJ BAN	2.000%	8/31/17	4,950	4,970
	Mount Laurel Township NJ BAN	2.000%	3/7/18	9,144	9,218
	New Jersey Economic Development Authority
	Industrial Development Revenue (Ocean Spray
	Cranberries Inc. Project) VRDO	1.050%	5/5/17 LOC	8,000	8,000

26

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.820%	5/5/17 LOC	2,200	2,200
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health) VRDO	0.850%	5/5/17 LOC	2,900	2,900
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue (Lincoln
Towers Project) PUT	1.300%	10/16/17	26,000	26,000
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.860%	5/5/17 LOC	15,350	15,350
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.940%	5/5/17 LOC	3,600	3,600
New Jersey Housing & Mortgage Finance
Agency Multi-Family Housing Revenue VRDO	0.940%	5/5/17 LOC	3,880	3,880
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.880%	5/5/17	18,600	18,600
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.890%	5/5/17	40,725	40,725
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.890%	5/5/17	3,500	3,500
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue VRDO	0.920%	5/5/17	62,340	62,340
Parsippany-Troy Hills Township NJ BAN	2.000%	9/21/17	45,255	45,462
Secaucus NJ BAN	2.000%	8/10/17	4,615	4,631
Somerset County NJ BAN	2.000%	9/20/17	7,252	7,285
Sussex County NJ BAN	2.250%	6/28/17	4,295	4,305
West Milford NJ Township BAN	2.000%	9/22/17	10,189	10,232
				463,456
New Mexico (1.0%)
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	1.000%	5/5/17	39,395	39,395
New Mexico Finance Authority Transportation
Revenue VRDO	0.880%	5/5/17 LOC	3,850	3,850
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.930%	5/5/17 (Prere.)	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.900%	5/5/17	62,005	62,005
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.900%	5/5/17	33,115	33,115
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.920%	5/5/17	20,390	20,390
				165,415
New York (10.9%)
1 Battery Park City Authority New York Revenue
TOB VRDO	0.920%	5/1/17 LOC	20,700	20,700
Commack NY Union Free School District TAN	2.000%	6/27/17	12,500	12,520
Connetquot NY Central School District BAN	2.000%	9/1/17	10,486	10,530
Connetquot NY Central School District TAN	2.000%	6/27/17	13,500	13,528
Grand Island NY BAN	2.000%	10/12/17	8,306	8,342
Half Hollow Hills NY Central School District TAN	2.000%	6/27/17	20,000	20,034
Hauppauge NY Union Free School District TAN	1.500%	6/23/17	7,250	7,257

27

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Huntington NY Union Free School District TAN	2.000%	6/23/17	9,000	9,014
Lindenhurst NY Union Free School District TAN	2.000%	6/22/17	9,500	9,513
Nassau County NY Health Care Corp. Revenue
VRDO	0.890%	5/5/17 LOC	8,025	8,025
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.880%	5/5/17	23,280	23,280
New Rochelle NY BAN	2.000%	3/2/18	7,060	7,114
1 New York City NY GO TOB VRDO	0.930%	5/5/17	8,250	8,250
1 New York City NY GO TOB VRDO	0.940%	5/5/17	23,090	23,090
New York City NY GO VRDO	0.840%	5/1/17 LOC	2,805	2,805
New York City NY GO VRDO	0.860%	5/1/17 LOC	3,900	3,900
New York City NY GO VRDO	0.880%	5/1/17	10,640	10,640
New York City NY GO VRDO	0.860%	5/5/17 LOC	15,060	15,060
New York City NY GO VRDO	0.890%	5/5/17 LOC	45,300	45,300
New York City NY GO VRDO	0.900%	5/5/17 LOC	14,465	14,465
New York City NY GO VRDO	0.900%	5/5/17 LOC	46,700	46,700
New York City NY GO VRDO	0.910%	5/5/17 LOC	11,700	11,700
New York City NY GO VRDO	0.940%	5/5/17 LOC	53,280	53,280
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.890%	5/5/17 LOC	8,835	8,835
New York City NY Health & Hospital Corp.
Revenue (Health System) VRDO	0.910%	5/5/17 LOC	9,815	9,815
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.920%	5/5/17 LOC	18,000	18,000
New York City NY Housing Development Corp.
Multi-Family Housing Revenue VRDO	0.880%	5/5/17	35,840	35,840
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Bruckner by
the Bridge) VRDO	0.890%	5/5/17 LOC	11,900	11,900
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (Elliot Chelsea
Development) VRDO	0.880%	5/5/17 LOC	12,925	12,925
New York City NY Housing Development Corp.
Multi-Family Mortgage Revenue (West 26th
Street Development) VRDO	0.930%	5/5/17 LOC	10,000	10,000
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.920%	5/5/17 LOC	103,200	103,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (90 West
Street) VRDO	0.920%	5/5/17 LOC	25,200	25,200
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (Lexington
Courts) VRDO	0.880%	5/5/17 LOC	7,700	7,700
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (The
Balton) VRDO	0.930%	5/5/17 LOC	8,300	8,300
New York City NY Housing Finance Agency
Revenue (211 North End Avenue) VRDO	0.920%	5/5/17 LOC	21,400	21,400
New York City NY Housing Finance Agency
Revenue (900 Eighth Avenue) VRDO	0.890%	5/5/17 LOC	34,000	34,000

28

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Industrial Development
Agency Special Facility Revenue (New York
Stock Exchange Project) VRDO	0.870%	5/5/17 LOC	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.930%	5/5/17	1,505	1,505
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.930%	5/5/17	8,330	8,330
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.930%	5/5/17	5,650	5,650
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.930%	5/5/17	5,000	5,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.960%	5/5/17	16,800	16,800
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.880%	5/1/17	8,450	8,450
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.880%	5/1/17	6,400	6,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.880%	5/5/17	30,670	30,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.890%	5/5/17	7,000	7,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.890%	5/5/17	6,670	6,670
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.890%	5/5/17	6,000	6,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.900%	5/5/17	48,000	48,000
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.910%	5/5/17	18,100	18,100
1 New York City NY Municipal Water Finance
Authority Water and Sewer System Revenue
TOB VRDO	0.930%	5/5/17	6,800	6,800
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.930%	5/5/17	10,535	10,535
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.930%	5/5/17	6,200	6,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.930%	5/5/17	1,500	1,500
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.870%	5/5/17	17,400	17,400

29

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.890%	5/5/17	105,250	105,250
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.920%	5/5/17	3,300	3,300
New York City NY Trust for Cultural Resources
Revenue (The Metropolitan Museum of Art)
VRDO	0.880%	5/5/17	8,000	8,000
1 New York Liberty Development Corp. Revenue
(Bank of America Tower at One Bryant Park
Project) TOB VRDO	0.930%	5/5/17	9,000	9,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB VRDO	0.950%	5/5/17	22,200	22,200
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.890%	5/5/17 LOC	36,200	36,200
New York Metropolitan Transportation Authority
Revenue VRDO	0.870%	5/5/17 LOC	14,040	14,040
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)
TOB VRDO	0.940%	5/5/17	5,820	5,820
New York State Dormitory Authority Revenue
(Blythedale Children’s Hospital) VRDO	0.900%	5/5/17 LOC	22,400	22,400
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.870%	5/5/17 LOC	25,240	25,240
New York State Dormitory Authority Revenue
(Le Moyne College) VRDO	0.920%	5/5/17 LOC	4,725	4,725
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.930%	5/5/17	1,875	1,875
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.930%	5/5/17	6,425	6,425
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.930%	5/5/17	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.930%	5/5/17	13,000	13,000
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.920%	5/5/17	2,275	2,275
New York State Dormitory Authority Revenue
(St. John’s University) VRDO	0.880%	5/5/17 LOC	17,655	17,655
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds) TOB VRDO	0.930%	5/5/17	3,640	3,640
New York State Housing Finance Agency
Housing Revenue (20 River Terrace Housing)
VRDO	0.920%	5/5/17 LOC	71,400	71,400
New York State Housing Finance Agency
Housing Revenue (316 11th Avenue) VRDO	0.940%	5/5/17 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (625 W 57th St) VRDO	0.980%	5/5/17 LOC	1,200	1,200
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.920%	5/5/17 LOC	18,500	18,500
New York State Housing Finance Agency
Housing Revenue (855 6th Avenue) VRDO	0.920%	5/5/17 LOC	8,400	8,400
New York State Housing Finance Agency
Housing Revenue (Clinton Park Phase II) VRDO	0.900%	5/5/17 LOC	7,185	7,185

30

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Housing Finance Agency Housing
Revenue (Clinton Park Phase II) VRDO	0.930%	5/5/17 LOC	37,000	37,000
New York State Housing Finance Agency Housing
Revenue (Dock Street) VRDO	0.900%	5/5/17 LOC	4,305	4,305
New York State Housing Finance Agency Housing
Revenue (Riverside Center 2) VRDO	0.930%	5/5/17 LOC	8,300	8,300
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.880%	5/5/17 LOC	6,700	6,700
New York State Housing Finance Agency
Revenue (Maestro West Chelsea Housing)
VRDO	0.930%	5/5/17 LOC	13,000	13,000
New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.980%	5/5/17 LOC	3,450	3,450
New York State Local Government Assistance
Corp. Revenue VRDO	0.920%	5/5/17	63,005	63,005
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.910%	5/1/17	15,535	15,535
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.940%	5/1/17	14,200	14,200
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.930%	5/5/17	24,630	24,630
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.940%	5/5/17	16,350	16,350
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.980%	5/5/17	35,000	35,000
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.920%	5/5/17 LOC	7,020	7,020
1 Nuveen New York AMT-Free Quality Municipal
Income Fund VRDP VRDO	0.980%	5/5/17 LOC	27,500	27,500
1 Nuveen New York Quality Municipal Fund VRDP
VRDO	1.030%	5/5/17 LOC	33,700	33,700
Orchard Park NY Central School District BAN	3.000%	4/6/18	11,640	11,834
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.930%	5/5/17	1,220	1,220
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.930%	5/5/17	3,055	3,055
Rensselaer County NY GO	2.000%	8/11/17	9,600	9,634
Smithtown NY Central School District TAN	1.500%	6/30/17	9,600	9,610
South Country NY Central School District TAN	2.000%	6/27/17	11,500	11,521
South Huntington NY Union Free School District
TAN	2.000%	6/27/17	6,000	6,010
Syosset NY Central School District TAN	1.500%	6/27/17	4,500	4,505
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.900%	5/5/17 LOC	1,840	1,840
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.910%	5/5/17 LOC	70,395	70,395
Ulster County NY BAN	2.000%	11/22/17	6,955	6,997
1 Utility Debt Securitization Authority New York
Revenue TOB VRDO	0.930%	5/5/17	37,500	37,500
Westchester County NY GO	2.000%	12/15/17	25,000	25,134
				1,849,852

31

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina (1.4%)
Board of Governors of the University of North
Carolina Revenue (University of North Carolina
Hospitals at Chapel Hill) VRDO	0.870%	5/5/17	37,620	37,620
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.930%	5/5/17	7,450	7,450
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.930%	5/5/17	5,495	5,495
1 Charlotte-Mecklenburg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.980%	5/5/17	14,000	14,000
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	0.790%	5/9/17	4,662	4,662
North Carolina Capital Facilities Finance Agency
(Duke University Project) CP	1.010%	7/7/17	17,602	17,602
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB VRDO	0.930%	5/5/17	3,395	3,395
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB VRDO	0.930%	5/5/17	2,285	2,285
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB VRDO	0.930%	5/5/17 (Prere.)	2,495	2,495
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.910%	5/5/17 LOC	9,050	9,050
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.940%	5/5/17 LOC	10,910	10,910
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.930%	5/5/17 LOC	14,660	14,660
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.940%	5/5/17 LOC	6,095	6,095
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health System)
PUT	1.250%	11/24/17	21,555	21,555
1 North Carolina Revenue TOB VRDO	0.930%	5/5/17	2,900	2,900
Raleigh Durham NC Airport Authority Revenue
VRDO	0.890%	5/5/17 LOC	12,580	12,580
Raleigh NC Combined Enterprise System
Revenue VRDO	0.860%	5/5/17	47,360	47,360
Raleigh NC Combined Enterprise System
Revenue VRDO	0.860%	5/5/17	20,805	20,805
				240,919
North Dakota (0.1%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.910%	5/5/17	19,950	19,950

Ohio (3.0%)
1 American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) TOB
VRDO	1.000%	5/5/17 (Prere.)	10,495	10,495
Avon Lake OH BAN	2.000%	7/12/17	25,496	25,559
Avon OH BAN	2.000%	9/7/17	6,500	6,526
Avon OH BAN	2.000%	1/24/18	1,250	1,257
Berea OH BAN	2.000%	3/15/18	3,250	3,271

32

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Butler County OH Capital Funding Revenue
VRDO	0.900%	5/5/17 LOC	5,940	5,940
1 Cincinnati OH City School District GO TOB VRDO	0.930%	5/5/17	5,000	5,000
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.910%	5/5/17	7,900	7,900
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.910%	5/5/17	21,400	21,400
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.910%	5/5/17	18,350	18,350
Columbus OH Regional Airport Authority Airport
Revenue (Flight Safety International Inc. Project)
VRDO	0.950%	5/5/17 (13)	7,500	7,500
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.920%	5/5/17 LOC	12,615	12,615
Columbus OH Regional Airport Authority Airport
Revenue (OASBO Expanded Asset Program)
VRDO	0.920%	5/5/17 LOC	17,260	17,260
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.920%	5/5/17 LOC	4,250	4,250
Columbus OH Regional Airport Authority
Revenue (Pooled Financing Program) VRDO	0.920%	5/5/17 LOC	7,155	7,155
Deer Park OH City School District GO	2.000%	7/13/17	3,750	3,758
Deerfield Township OH BAN	1.200%	10/26/17	1,600	1,600
Franklin County OH Hospital Facilities Revenue
(Doctors OhioHealth Corp.) VRDO	0.890%	5/5/17 LOC	15,950	15,950
1 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) TOB VRDO	0.940%	5/5/17	4,000	4,000
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.890%	5/5/17 LOC	4,065	4,065
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.890%	5/5/17	31,065	31,065
Franklin County OH Hospital Revenue
(Nationwide Children’s Hospital Project) VRDO	0.910%	5/5/17	6,875	6,875
1 Hamilton County OH Sewer System Revenue
TOB VRDO	0.930%	5/5/17	7,000	7,000
Highland Heights OH BAN	2.000%	6/15/17	2,750	2,754
Huber Heights OH BAN	2.000%	6/1/17	9,063	9,072
Independence OH BAN	2.000%	12/6/17	4,000	4,020
1 Lakewood OH City School District GO TOB
VRDO	0.930%	5/5/17	5,110	5,110
Lorain County OH BAN	1.250%	11/9/17	2,500	2,505
Mason OH City School District BAN	2.000%	1/24/18	4,300	4,323
1 Miami University of Ohio General Receipts
Revenue TOB VRDO	0.930%	5/5/17	3,365	3,365
Middleburg Heights OH BAN	2.000%	7/25/17	1,240	1,243
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.900%	5/5/17 LOC	13,690	13,690
1 Northeast OH Regional Sewer District Revenue
(Wastewater Revenue Improvement) TOB VRDO	0.930%	5/5/17	6,800	6,800

33

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Ohio Air Quality Development Authority Revenue
(Dayton Power & Light Co. Project) TOB VRDO	0.960%	5/5/17 (13)	17,755	17,755
Ohio Common Schools GO VRDO	0.890%	5/5/17	15,955	15,955
Ohio GO VRDO	0.910%	5/5/17	23,840	23,840
Ohio GO VRDO	0.910%	5/5/17	5,130	5,130
Ohio GO VRDO	0.910%	5/5/17	5,785	5,785
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.840%	5/16/17	30,000	30,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.930%	5/5/17	2,850	2,850
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.930%	5/5/17	10,995	10,995
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.900%	5/5/17	3,025	3,025
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.910%	5/5/17	3,500	3,500
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.940%	5/5/17	10,140	10,140
Ohio Housing Finance Agency Residential
Mortgage Revenue VRDO	0.950%	5/5/17	9,000	9,000
Ohio Infrastructure Improvement GO VRDO	0.910%	5/5/17	2,905	2,905
Ohio State University General Receipts Revenue
CP	0.770%	5/4/17	16,630	16,630
Ohio State University General Receipts Revenue
CP	0.790%	5/9/17	15,990	15,990
1 Ohio State University General Receipts Revenue
TOB VRDO	0.960%	5/5/17	5,750	5,750
1 Ohio State University General Receipts Revenue
TOB VRDO	0.960%	5/5/17	5,750	5,750
Ohio State University General Receipts Revenue
VRDO	0.860%	5/5/17	11,725	11,725
1 Toledo OH Waterworks Revenue TOB VRDO	0.980%	5/5/17	8,000	8,000
Union Township OH BAN	1.250%	9/7/17	14,625	14,648
Winton Woods City OH School District BAN	1.750%	7/27/17	10,000	10,019
Winton Woods City OH School District GO	2.500%	7/27/17	3,000	3,010
				514,075
Oklahoma (0.2%)
1 Grand River Dam Authority Oklahoma Revenue
TOB VRDO	0.940%	5/5/17 (13)	26,100	26,100
1 Oklahoma City OK Water Utilities Trust Water &
Sewer Revenue TOB VRDO	0.960%	5/5/17	5,000	5,000
1 Oklahoma Turnpike Authority Revenue TOB
VRDO	0.960%	5/5/17	8,000	8,000
				39,100
Oregon (1.1%)
Oregon Facilities Authority Revenue
(PeaceHealth) VRDO	0.910%	5/5/17 LOC	25,325	25,325
Oregon Facilities Authority Revenue
(Reed College Projects) VRDO	0.920%	5/5/17	38,535	38,535
Oregon GO (Veterans Welfare) VRDO	0.900%	5/5/17	11,740	11,740
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.980%	5/5/17	4,505	4,505

34

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.890%	5/5/17	13,140	13,140
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.890%	5/5/17	15,000	15,000
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.900%	5/5/17	21,815	21,815
	Oregon Housing & Community Service
	Department Single Family Mortgage Revenue
	VRDO	0.920%	5/5/17	11,385	11,385
	Oregon TAN	2.000%	6/30/17	31,755	31,816
[1,2]	Portland OR Water System Revenue TOB PUT	1.200%	6/8/17	9,500	9,500
					182,761
Pennsylvania (1.2%)
	Allegheny County PA GO VRDO	0.910%	5/5/17 LOC	12,500	12,500
1	Allegheny County PA Hospital Development
	Authority Revenue (University of Pittsburgh
	Medical Center) TOB VRDO	0.920%	5/1/17 LOC	25,200	25,200
	Bucks County PA Industrial Development
	Authority Hospital Revenue (Grand View
	Hospital) VRDO	0.870%	5/5/17 LOC	3,900	3,900
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.920%	5/5/17	14,900	14,900
	Delaware County PA Industrial Development
	Authority Solid Waste Revenue (Scott Paper
	Co.) VRDO	0.920%	5/5/17	11,500	11,500
	Emmaus PA General Authority Revenue VRDO	0.900%	5/5/17 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.900%	5/5/17 LOC	7,100	7,100
	Emmaus PA General Authority Revenue VRDO	0.900%	5/5/17 LOC	7,000	7,000
	Emmaus PA General Authority Revenue VRDO	0.910%	5/5/17 LOC	24,010	24,010
	Jackson PA Authority for Industrial Development
	Revenue (StoneRidge Retirement Living) VRDO	0.920%	5/5/17 LOC	10,000	10,000
	Pennsylvania Higher Educational Facilities
	Authority Revenue (Gwynedd Mercy College)
	VRDO	0.870%	5/5/17 LOC	3,810	3,810
1	Pennsylvania Higher Educational Facilities
	Authority Revenue (Presbyterian Medical Center)
	TOB VRDO	0.930%	5/5/17	7,200	7,200
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	0.930%	5/5/17	1,250	1,250
1	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue TOB VRDO	1.020%	5/5/17	3,875	3,875
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.930%	5/5/17	7,040	7,040
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.930%	5/5/17	11,995	11,995
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.940%	5/5/17	17,280	17,280
	Pennsylvania Housing Finance Agency Single
	Family Mortgage Revenue VRDO	0.940%	5/5/17	12,175	12,175

35

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Philadelphia PA Hospitals & Higher Education
	Facilities Authority Hospital Revenue
	(Children’s Hospital of Philadelphia Project) VRDO	0.860%	5/1/17	300	300
	University of Pittsburgh PA Revenue CP	0.920%	5/4/17	12,500	12,500
1	University of Pittsburgh PA Revenue TOB VRDO	0.930%	5/5/17 (Prere.)	7,500	7,500
					208,035
Rhode Island (0.2%)
	Rhode Island Health & Educational Building Corp.
	Higher Education Facilities Revenue (Brown
	University) VRDO	0.880%	5/5/17	28,400	28,400

South Carolina (1.0%)
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.930%	5/5/17	3,000	3,000
1	Charleston SC Waterworks & Sewer Capital
	Improvement Revenue TOB VRDO	0.930%	5/5/17 (Prere.)	5,000	5,000
[1,2]	Columbia SC Waterworks & Sewer System
	Revenue TOB PUT	0.970%	5/4/17	13,615	13,615
	Columbia SC Waterworks & Sewer System
	Revenue VRDO	0.910%	5/5/17 LOC	13,160	13,160
	Greenville County SC Hospital System Revenue
	VRDO	0.900%	5/5/17 LOC	11,895	11,895
	Greenville County SC School District GO	2.000%	6/1/17	84,800	84,888
1	Greenwood SC Metropolitan Sewer System
	Revenue TOB VRDO	1.000%	5/5/17 (Prere.)	5,625	5,625
[1,2]	Lancaster County SC School District TOB PUT	1.080%	6/8/17	5,560	5,560
	South Carolina Educational Facilities Authority
	Revenue (Columbia College) VRDO	0.930%	5/5/17 LOC	4,000	4,000
	South Carolina Jobs Economic Development
	Authority Revenue (Bon Secours Health System)
	VRDO	0.920%	5/5/17 LOC	16,375	16,375
	South Carolina Jobs Economic Development
	Authority Revenue (Heathwood Hall Episcopal
	School) VRDO	0.900%	5/5/17 LOC	1,700	1,700
1	South Carolina Public Service Authority Revenue
	TOB VRDO	1.090%	5/5/17 (Prere.)	10,640	10,640
	University of South Carolina School of Medicine
	Educational Trust Healthcare Facilities Revenue
	VRDO	0.900%	5/5/17 LOC	3,345	3,345
					178,803
South Dakota (0.2%)
	South Dakota Health & Educational Facilities
	Authority Revenue (Sioux Valley Hospital &
	Health System) VRDO	0.890%	5/5/17 LOC	8,085	8,085
	South Dakota Housing Development Authority
	Homeownership Mortgage Revenue VRDO	0.900%	5/5/17	22,000	22,000
					30,085
Tennessee (3.7%)
	Blount County & Alcoa & Maryville TN Industrial
	Development Board Revenue (Local
	Government Public Improvement) VRDO	0.930%	5/5/17 LOC	7,625	7,625

36

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.930%	5/5/17	40,275	40,275
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.930%	5/5/17 LOC	9,535	9,535
	Blount County TN Public Building Authority
	Revenue (Local Government Public
	Improvement) VRDO	0.930%	5/5/17	15,700	15,700
1	Blount County TN Public Building Authority
	Revenue TOB VRDO	0.910%	5/5/17 LOC(Prere.)	26,965	26,965
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	0.880%	12/15/17	12,500	12,500
	Metropolitan Government of Nashville &
	Davidson County TN GO (Extendible) CP	0.950%	1/13/18	37,500	37,500
	Metropolitan Government of Nashville &
	Davidson County TN GO CP	0.860%	5/16/17 LOC	25,000	25,000
[1,2]	Metropolitan Government of Nashville &
	Davidson County TN GO TOB PUT	0.970%	5/4/17	16,880	16,880
1	Metropolitan Government of Nashville &
	Davidson County TN GO TOB VRDO	0.930%	5/5/17	7,500	7,500
1	Metropolitan Government of Nashville &
	Davidson County TN Health & Educational
	Facilities Board Revenue (Vanderbilt University)
	TOB VRDO	0.930%	5/5/17	8,250	8,250
	Montgomery County TN Public Building
	Authority Pooled Financial Revenue
	(Tennessee County Loan Pool) VRDO	0.980%	5/1/17 LOC	6,235	6,235
1	Rutherford County TN Health & Educational
	Facilities Board Revenue (Ascension Health
	Credit Group) TOB VRDO	0.930%	5/5/17	6,250	6,250
	Sevier County TN Public Building Authority Local
	Government Public Improvement Revenue
	VRDO	0.930%	5/5/17 LOC	12,100	12,100
	Sevier County TN Public Building Authority Local
	Government Public Improvement Revenue
	VRDO	0.930%	5/5/17	43,000	43,000
	Sevier County TN Public Building Authority Local
	Government Public Improvement Revenue
	VRDO	0.980%	5/5/17 LOC	31,905	31,905
	Shelby County TN GO VRDO	0.900%	5/5/17	152,065	152,065
	Tennessee GO CP	0.790%	5/9/17	43,443	43,443
	Tennessee GO CP	0.830%	5/16/17	40,000	40,000
	Tennessee GO CP	0.930%	5/16/17	45,096	45,096
	Tennessee GO CP	0.970%	6/8/17	23,354	23,354
1	Tennessee School Bond Authority Higher
	Educational Facilities Revenue (2nd Program)
	TOB VRDO	0.930%	5/5/17	19,040	19,040
					630,218
Texas (9.5%)
	Austin TX Airport System Revenue VRDO	0.930%	5/5/17 LOC	44,750	44,750
[1,2]	Austin TX Electric Utility System Revenue TOB
	PUT	1.100%	5/18/17	7,300	7,300
	Austin TX GO	2.000%	5/1/17	1,460	1,460

37

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Austin TX GO	2.000%	9/1/17	1,555	1,561
Austin TX Water & Wastewater System Revenue
VRDO	0.900%	5/5/17 LOC	4,570	4,570
Board of Regents of the Texas A&M University
System Revenue Financing System Revenue CP	0.940%	7/5/17	10,000	10,000
1 Dallas TX Area Rapid Transit Sales Tax Revenue
TOB VRDO	0.930%	5/5/17	5,500	5,500
Dallas TX Waterworks & Sewer System
Revenue CP	0.940%	6/6/17	9,700	9,700
Denton TX Independent School District GO
VRDO	0.900%	5/5/17	30,190	30,190
Fort Bend TX Independent School District GO CP	0.810%	5/17/17	10,000	10,000
1 Grand Parkway Transportation Corp. Texas
System Toll Revenue TOB VRDO	0.940%	5/5/17	23,145	23,145
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children’s
Hospital Project) TOB VRDO	0.950%	5/5/17	8,200	8,200
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.880%	5/17/17	40,000	40,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.940%	5/31/17	90,000	90,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.940%	6/7/17	90,000	90,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.940%	6/14/17	35,000	35,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.940%	6/14/17	20,105	20,105
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children’s
Hospital) TOB VRDO	0.920%	5/1/17	8,200	8,200
1 Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Children’s
Hospital) TOB VRDO	1.000%	5/5/17	4,800	4,800
1 Harris County TX GO TOB VRDO	0.930%	5/5/17	8,070	8,070
1 Harris County TX GO TOB VRDO	0.930%	5/5/17	8,160	8,160
1 Harris County TX GO TOB VRDO	0.940%	5/5/17	39,600	39,600
1 Harris County TX Toll Road Revenue TOB VRDO	0.930%	5/5/17 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB VRDO	0.930%	5/5/17	13,360	13,360
1 Houston TX Airport System Revenue TOB VRDO	0.940%	5/5/17	12,000	12,000
Houston TX Combined Utility System CP	0.750%	5/1/17	20,000	20,000
Houston TX Combined Utility System CP	0.850%	5/4/17	30,000	30,000
Houston TX Combined Utility System CP	0.850%	5/4/17	20,000	20,000
Houston TX Combined Utility System CP	0.860%	5/4/17	15,000	15,000
Houston TX Combined Utility System CP	0.920%	5/4/17	20,000	20,000
Houston TX Combined Utility System CP	0.920%	5/4/17	20,000	20,000
Houston TX Combined Utility System CP	0.920%	5/4/17	20,000	20,000
Houston TX Combined Utility System CP	0.930%	5/4/17	20,000	20,000
Houston TX Combined Utility System CP	0.800%	5/11/17	10,000	10,000

38

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.930%	5/5/17	6,665	6,665
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.890%	5/5/17	15,665	15,665
Houston TX Revenue	5.000%	6/30/17	20,000	20,136
1 Houston TX Utility System Revenue TOB VRDO	0.940%	5/5/17	23,380	23,380
1 Houston TX Utility System Revenue TOB VRDO	0.940%	5/5/17	12,240	12,240
Houston TX Utility System Revenue VRDO	0.910%	5/5/17 LOC	7,450	7,450
Houston TX Utility System Revenue VRDO	0.910%	5/5/17 LOC	77,325	77,325
Mesquite TX Independent School District School
Building VRDO	0.920%	5/5/17	13,800	13,800
North East TX Independent School District CP	0.890%	5/23/17	50,000	50,000
1 North East TX Independent School District GO
TOB VRDO	0.940%	5/5/17	31,305	31,305
North Texas Municipal Water District Water
System Revenue	5.000%	9/1/17	7,185	7,284
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.930%	5/5/17 (13)	6,000	6,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.950%	5/5/17 (13)	22,360	22,360
North Texas Tollway Authority System Revenue
VRDO	0.900%	5/5/17 LOC	38,510	38,510
Northwest Independent School District Texas
GO VRDO	0.920%	5/5/17	8,170	8,170
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project) VRDO	0.930%	5/5/17	38,800	38,800
1 San Antonio TX Electric & Gas Systems Revenue
TOB VRDO	0.930%	5/5/17	9,020	9,020
1 San Antonio TX Electric & Gas Systems Revenue
TOB VRDO	0.960%	5/5/17	14,465	14,465
San Antonio TX Water Revenue CP	0.970%	7/6/17	37,700	37,700
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Health
Care System Project) TOB VRDO	0.950%	5/5/17	5,555	5,555
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Health
Care System Project) VRDO	0.920%	5/5/17 LOC	21,550	21,550
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.930%	5/5/17	39,605	39,605
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor Scott
& White Healthcare Project) TOB VRDO	0.950%	5/5/17	4,620	4,620
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.920%	5/5/17 LOC	43,900	43,900
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.920%	5/5/17 LOC	20,010	20,010
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.950%	5/5/17 LOC	23,200	23,200

39

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.930%	5/5/17	5,000	5,000
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.930%	5/5/17	6,250	6,250
Tarrant Regional Water District Texas Water
Revenue (Extendible) CP	1.020%	12/31/17	3,800	3,800
Texas (Veterans Housing Assistance Program)
GO VRDO	0.910%	5/5/17	60,135	60,135
Texas Department of Housing & Community
Affairs Single Mortgage Revenue VRDO	0.950%	5/5/17	20,775	20,775
1 Texas GO TOB VRDO	1.020%	5/5/17	22,210	22,210
Texas State University System Financing System
Revenue (Extendible) CP	0.980%	1/20/18	4,458	4,458
Texas Transportation Commission Revenue
VRDO	0.880%	5/5/17	70,000	70,000
1 Texas Water Development Board Revenue TOB
VRDO	0.930%	5/5/17	5,900	5,900
1 Texas Water Development Board Revenue TOB
VRDO	0.930%	5/5/17	12,315	12,315
Trinity River Authority of Texas Central Regional
Wastewater System Revenue (Extendible) CP	0.870%	12/4/17	70,000	70,000
University of North Texas University Revenue
Financing System CP	0.980%	1/1/18	10,000	10,000
University of Texas System Revenue Financing
System Revenue CP	0.780%	5/5/17	16,592	16,592
				1,612,021
Utah (0.3%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.900%	5/5/17 LOC	24,200	24,200
1 University of Utah Revenue TOB VRDO	0.970%	5/5/17	6,490	6,490
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.960%	5/5/17	3,365	3,365
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.930%	5/5/17	3,300	3,300
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.970%	5/5/17	9,720	9,720
				47,075
Virginia (1.0%)
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.900%	5/5/17	38,760	38,760
Fairfax County VA Industrial Development
Authority Health Care Revenue (Inova Health
System Obligated Group) VRDO	0.930%	5/5/17	24,150	24,150
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.860%	5/5/17	8,185	8,185
Loudoun County VA Industrial Development
Authority Revenue (Howard Hughes Medical
Institute) VRDO	0.860%	5/5/17	7,845	7,845

40

Municipal Money Market Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Stafford County VA Industrial Development
	Authority Revenue (VML/VACo Commonwealth
	Loan Program) VRDO	0.930%	5/5/17 LOC	2,120	2,120
[1,2]	University of Virginia Revenue TOB PUT	1.080%	5/25/17	5,335	5,335
1	University of Virginia Revenue TOB VRDO	0.930%	5/5/17 (Prere.)	14,300	14,300
1	Virginia Commonwealth Transportation Board
	Revenue TOB VRDO	0.930%	5/5/17	3,000	3,000
1	Virginia Housing Development Authority
	Commonwealth Mortgage Revenue TOB VRDO	0.940%	5/5/17	5,000	5,000
	Virginia Public Building Authority Public Facilities
	Revenue VRDO	0.900%	5/5/17	49,900	49,900
	Virginia Public School Authority Revenue	5.000%	8/1/17	3,780	3,820
1	Virginia Resources Authority Clean Water
	Revenue (State Revolving Fund) TOB VRDO	0.930%	5/5/17	9,490	9,490
					171,905
Washington (2.4%)
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB VRDO	0.920%	5/1/17	6,700	6,700
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB VRDO	0.930%	5/5/17	2,885	2,885
1	Central Puget Sound WA Regional Transit
	Authority Sales & Use Tax Revenue TOB VRDO	0.930%	5/5/17	2,665	2,665
	Chelan County WA Public Utility District No. 1
	Consolidated System Revenue VRDO	0.900%	5/5/17	21,050	21,050
[1,2]	King County WA School District No. 414 GO
	TOB PUT	1.060%	7/27/17	8,850	8,850
1	King County WA Sewer Revenue TOB VRDO	0.930%	5/5/17	2,100	2,100
1	Northwest Energy Washington Electric Revenue
	(Columbia Generating Station) TOB VRDO	0.930%	5/5/17	5,500	5,500
1	Pierce County WA School District No. 10
	(Tacoma) GO TOB VRDO	0.930%	5/5/17	2,650	2,650
	Port of Seattle WA Revenue VRDO	0.940%	5/5/17 LOC	64,940	64,940
[1,2]	Seattle WA Water System Revenue TOB PUT	1.060%	7/27/17	11,775	11,775
	Tacoma WA Housing Authority Revenue (Sunset
	Apartment Projects) VRDO	0.930%	5/5/17 LOC	13,250	13,250
1	TES Properties Washington Lease Revenue TOB
	VRDO	0.980%	5/5/17 (Prere.)	10,125	10,125
	Washington Economic Development Finance
	Authority Solid Waste Disposal Revenue
	(LeMay Enterprises Project) VRDO	0.930%	5/5/17 LOC	15,630	15,630
	Washington GO	5.000%	8/1/17	12,225	12,351
	Washington GO	5.000%	8/1/17	2,680	2,708
1	Washington GO TOB VRDO	0.930%	5/5/17	5,100	5,100
1	Washington GO TOB VRDO	0.930%	5/5/17	8,325	8,325
1	Washington GO TOB VRDO	0.930%	5/5/17	2,250	2,250
1	Washington GO TOB VRDO	0.930%	5/5/17	4,700	4,700
1	Washington Health Care Facilities Authority
	Revenue (Children’s Hospital & Regional
	Medical Center) TOB VRDO	0.940%	5/5/17	21,280	21,280
1	Washington Health Care Facilities Authority
	Revenue (Providence Health & Services) TOB
	VRDO	0.930%	5/5/17	8,610	8,610

41

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.930%	5/5/17	12,475	12,475
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) VRDO	0.900%	5/5/17	73,250	73,250
Washington Health Care Facilities Authority
Revenue (Providence Health & Services) VRDO	0.900%	5/5/17	11,675	11,675
1 Washington Health Care Facilities Authority
Revenue (Seattle Children’s Hospital) TOB
VRDO	0.930%	5/5/17	3,275	3,275
Washington Higher Education Facilities Authority
Revenue (Seattle University) VRDO	0.910%	5/5/17 LOC	12,945	12,945
Washington Higher Education Facilities Authority
Revenue (Whitman College Project) VRDO	0.910%	5/5/17	22,600	22,600
Washington Housing Finance Commission
Multi-Family Housing Revenue (Merrill Gardens
at Kirkland Project) VRDO	0.940%	5/5/17 LOC	23,600	23,600
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.900%	5/5/17 LOC	4,400	4,400
Washington Housing Finance Commission
Nonprofit Revenue (The Overlake School
Project) VRDO	0.900%	5/5/17 LOC	4,390	4,390
				402,054
West Virginia (0.6%)
West Virginia Hospital Finance Authority Hospital
Revenue (Cabell Huntington Hospital Inc.) VRDO	0.950%	5/5/17 LOC	8,200	8,200
West Virginia Hospital Finance Authority Hospital
Revenue (Charleston Area Medical Center Inc.)
VRDO	0.900%	5/5/17 LOC	87,445	87,445
				95,645
Wisconsin (3.2%)
Madison WI Metropolitan School District
Revenue	2.000%	9/7/17	64,000	64,254
Milwaukee WI GO	2.000%	10/1/17	53,775	54,027
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.960%	5/5/17 LOC	4,960	4,960
University of Wisconsin Hospitals & Clinics
Authority Revenue VRDO	0.900%	5/5/17 LOC	30,710	30,710
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.930%	5/5/17 (Prere.)	11,085	11,085
Wisconsin Department of Transportation
Revenue CP	0.970%	7/11/17	10,000	10,000
Wisconsin GO (Extendible) CP	1.020%	12/31/17	94,989	94,989
Wisconsin GO (Extendible) CP	0.990%	1/13/18	42,574	42,574
Wisconsin GO (Extendible) CP	0.990%	1/15/18	15,000	15,000
Wisconsin GO CP	0.950%	6/7/17	36,025	36,025
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.930%	5/5/17	1,500	1,500
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.930%	5/5/17	9,000	9,000

42

Municipal Money Market Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of North
Central Wisconsin Inc.) VRDO	0.900%	5/5/17 LOC	5,685	5,685
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College Wisconsin)
VRDO	0.900%	5/5/17 LOC	64,900	64,900
Wisconsin Health & Educational Facilities
Authority Revenue (Upland Hills Health Inc.)
VRDO	0.910%	5/5/17 LOC	8,850	8,850
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.900%	5/5/17	26,000	26,000
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.910%	5/5/17	23,760	23,760
1 Wisconsin Public Finance Authority Lease
Development Revenue (KU Campus
Development Corp. - Central District
Development Project) TOB VRDO	1.020%	5/5/17	41,335	41,335
				544,654
Wyoming (0.2%)
Converse County WY Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.910%	5/5/17 LOC	16,400	16,400
Lincoln County WY Pollution Control Revenue
(ExxonMobil Project) VRDO	0.860%	5/1/17	900	900
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.930%	5/5/17 LOC	17,710	17,710
Sweetwater County WY Pollution Control
Revenue (PacifiCorp Projects) VRDO	0.910%	5/5/17 LOC	7,000	7,000
				42,010
Total Tax-Exempt Municipal Bonds (Cost $16,076,531)				16,076,531

			Shares
Temporary Cash Investment (4.6%)
Money Market Fund (4.6%)
4 Vanguard Municipal Cash Management Fund
(Cost $781,469)	0.895%		7,814,696	781,470
Total Investments (99.0%) (Cost $16,858,000)				16,858,001

				Amount
				($000)
Other Assets and Liabilities (1.0%)
Other Assets				222,200
Liabilities				(54,635)
				167,565
Net Assets (100%)
Applicable to 17,022,894,326 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)				17,025,566
Net Asset Value Per Share				$1.00

43

Municipal Money Market Fund

Amount
($000)
Statement of Assets and Liabilities
Assets
Investments in Securities, at Value
Unaffiliated Issuers	16,076,531
Affiliated Vanguard Funds	781,470
Total Investments in Securities	16,858,001
Investment in Vanguard	1,162
Receivables for Investment Securities Sold	19,961
Receivables for Accrued Income	34,404
Receivables for Capital Shares Issued	40,585
Other Assets	126,088
Total Assets	17,080,201
Liabilities
Payables for Investment Securities Purchased	560
Payables for Capital Shares Redeemed	36,625
Payables for Distributions	785
Payables to Vanguard	16,661
Other Liabilities	4
Total Liabilities	54,635
Net Assets	17,025,566

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	17,024,855
Undistributed Net Investment Income	9
Accumulated Net Realized Gains	701
Unrealized Appreciation (Depreciation)	1
Net Assets	17,025,566

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $4,950,170,000, representing 29.1% of net assets.
2 Adjustable-rate security.
3 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the
Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

44

Municipal Money Market Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

45

Municipal Money Market Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	61,130
Total Income	61,130
Expenses
The Vanguard Group—Note B
Investment Advisory Services	2,213
Management and Administrative	7,897
Marketing and Distribution	2,118
Custodian Fees	85
Shareholders’ Reports	110
Trustees’ Fees and Expenses	5
Total Expenses	12,428
Net Investment Income	48,702
Realized Net Gain (Loss) on Investment Securities Sold[1]	701
Net Increase (Decrease) in Net Assets Resulting from Operations	49,403

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,605,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

46

Municipal Money Market Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	48,702	40,357
Realized Net Gain (Loss)	701	11
Change in Unrealized Appreciation (Depreciation)	—	1
Net Increase (Decrease) in Net Assets Resulting from Operations	49,403	40,369
Distributions
Net Investment Income	(48,700)	(40,371)
Realized Capital Gain	—	—
Total Distributions	(48,700)	(40,371)
Capital Share Transactions (at $1.00 per share)
Issued	6,277,435	15,910,832
Issued in Lieu of Cash Distributions	44,889	38,248
Redeemed	(5,421,225)	(17,046,907)
Net Increase (Decrease) from Capital Share Transactions	901,099	(1,097,827)
Total Increase (Decrease)	901,802	(1,097,829)
Net Assets
Beginning of Period	16,123,764	17,221,593
End of Period[1]	17,025,566	16,123,764

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $9,000 and $7,000.

See accompanying Notes, which are an integral part of the Financial Statements.

47

Municipal Money Market Fund

Financial Highlights

Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.003	.0025	.0001	.0001	.0002	.0004
Net Realized and Unrealized Gain (Loss)
on Investments	—	—	—	—	—	—
Total from Investment Operations	.003	.0025	.0001	.0001	.0002	.0004
Distributions
Dividends from Net Investment Income	(.003)	(.0025)	(.0001)	(.0001)	(.0002)	(.0004)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.003)	(.0025)	(.0001)	(.0001)	(.0002)	(.0004)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return[1]	0.29%	0.25%	0.01%	0.01%	0.02%	0.04%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$17,026	$16,124	$17,222	$17,393	$18,119	$17,004
Ratio of Expenses to
Average Net Assets	0.15%	0.12%[2]	0.07%[2]	0.09%[2]	0.13%[2]	0.16%
Ratio of Net Investment Income to
Average Net Assets	0.59%	0.24%	0.01%	0.01%	0.02%	0.04%

The expense ratio and net investment income ratio for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

2 The ratio of total expenses to average net assets before an expense reduction was 0.15% in 2016, 0.15% in 2015, 0.16% in 2014, and 0.16% in 2013. See Note B in the Notes to Financial Statements.

See accompanying Notes, which are an integral part of the Financial Statements.

48

Municipal Money Market Fund

Notes to Financial Statements

Vanguard Municipal Money Market Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund changed its name from Vanguard Tax-Exempt Money Market Fund to Vanguard Municipal Money Market Fund in February 2017.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Securities are valued at amortized cost, which approximates market value. Investments in Vanguard Municipal Cash Management Fund are valued at the fund’s net asset value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of

49

Municipal Money Market Fund

operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Assets and Liabilities.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,162,000, representing 0.01% of the fund’s net assets and 0.46% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Vanguard and the board of trustees have agreed to temporarily limit certain net operating expenses in excess of the fund’s daily yield in order to maintain a zero or positive yield for the fund. Vanguard and the board of trustees may terminate the temporary expense limitation at any time. The fund is not obligated to repay this amount to Vanguard. For the period ended April 30, 2017, the fund did not receive an expense reduction from Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The fund’s investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund’s other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2017, the cost of investment securities for tax purposes was $16,858,000,000. Net unrealized appreciation of investment securities for tax purposes was $1,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

E. The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2017, such purchases and sales were $1,203,033,000 and $632,115,000, respectively.

F. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

50

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

51

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Municipal Money Market Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return	$1,000.00	$1,002.91	$0.74
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.05	0.75

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period is 0.15%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

52

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Municipal Money Market Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s most recent performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratios charged by funds in its peer group and that the fund’s advisory expenses were also well below the peer-group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

53

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

54

Glossary

Average Weighted Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid. The figure reflects the proportion of fund assets represented by each security.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Yield. A money market fund’s 7-day SEC yield is calculated by annualizing its income distributions for the previous seven days, as required by the U.S. Securities and Exchange Commission.

55

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley John James Martha G. King John T. Marcante Chris D. McIsaac	James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	CFA® is a registered trademark owned by CFA Institute.
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People
Who Are Deaf or Hard of Hearing> 800-749-7273

This material may be used in conjunction
with the offering of shares of any Vanguard
fund only if preceded or accompanied by
the fund’s current prospectus.

All comparative mutual fund data are from Lipper, a
Thomson Reuters Company, or Morningstar, Inc., unless
otherwise noted.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q452 062017

Vanguard

•Focus•Integrity•Stewardship•Enfoque•Integridad•Administración
•Focus•Integriteit•Rentmeesterschap
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Semiannual Report | April 30, 2017

Vanguard Municipal Bond Funds

Vanguard Short-Term Tax-Exempt Fund

Vanguard Limited-Term Tax-Exempt Fund

Vanguard Intermediate-Term Tax-Exempt Fund

Vanguard Long-Term Tax-Exempt Fund

Vanguard High-Yield Tax-Exempt Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new “Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed “Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents

Your Fund’s Performance at a Glance	1
Chairman’s Perspective	3
Advisor’s Report	5
Short-Term Tax-Exempt Fund	7
Limited-Term Tax-Exempt Fund	50
Intermediate-Term Tax-Exempt Fund	123
Long-Term Tax-Exempt Fund	232
High-Yield Tax-Exempt Fund	266
About Your Fund’s Expenses	306
Trustees Approve Advisory Arrangements	308
Glossary	309

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, the returns for the five tax-exempt bond funds discussed in this report ranged from close to half a percentage point for Vanguard Short-Term Tax-Exempt Fund to roughly –1% for Vanguard High-Yield Tax-Exempt Fund. All five funds lagged their benchmark indexes. The High-Yield Fund lagged its peer group, but the four other funds outpaced theirs.

• Municipal bond prices slumped in the wake of the U.S. presidential election but have gained back some ground since then.

• With longer-dated and lower-quality investment-grade bonds suffering the biggest price declines for the period, the funds’ tilt toward those securities contributed to their relative underperformance.

• While security selection helped the funds in some segments, it detracted in others, including general obligation and hospital municipal bonds.

• Tactical shifts during the period in response to shorter-term market conditions helped performance.

Total Returns: Six Months Ended April 30, 2017
	30-Day	Taxable-
	SEC	Equivalent	Income	Capital	Total
	Yield	Yield[1]	Returns	Returns	Returns
Vanguard Short-Term Tax-Exempt Fund
Investor Shares	0.99%	1.75%	0.48%	-0.06%	0.42%
Admiral ™ Shares[2]	1.09	1.93	0.53	-0.06	0.47
Bloomberg Barclays 1 Year Municipal Bond Index					0.61
1–2 Year Municipal Funds Average[3]					0.19

Vanguard Limited-Term Tax-Exempt Fund
Investor Shares	1.28%	2.26%	0.76%	-0.64%	0.12%
Admiral Shares [2]	1.38	2.44	0.81	-0.64	0.17
Bloomberg Barclays 1–5 Year Municipal Bond Index					0.50
1–5 Year Municipal Funds Average[3]					0.01

Vanguard Intermediate-Term Tax-Exempt Fund
Investor Shares	1.91%	3.37%	1.36%	-1.75%	-0.39%
Admiral Shares [2]	2.01	3.55	1.41	-1.75	-0.34
Bloomberg Barclays 1–15 Year Municipal Bond Index					-0.06
Intermediate Municipal Funds Average[3]					-0.61

Vanguard Long-Term Tax-Exempt Fund
Investor Shares	2.55%	4.51%	1.73%	-2.55%	-0.82%
Admiral Shares [2]	2.65	4.68	1.78	-2.55	-0.77
Bloomberg Barclays Municipal Bond Index					-0.34
General & Insured Municipal Debt Funds Average[3]					-0.84

Vanguard High-Yield Tax-Exempt Fund
Investor Shares	3.08%	5.44%	1.85%	-2.79%	-0.94%
Admiral Shares [2]	3.17	5.60	1.90	-2.79	-0.89
Bloomberg Barclays Municipal Bond Index					-0.34
General & Insured Municipal Debt Funds Average[3]					-0.84

1 This calculation, which assumes a typical itemized tax return, is based on the maximum federal income tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

2 Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements.

3 Derived from data provided by Lipper, a Thomson Reuters Company.

Expense Ratios[1]
Your Fund Compared With Its Peer Group

	Investor	Admiral	Peer Group
	Shares	Shares	Average[2]
Short-Term Tax-Exempt Fund	0.19%	0.09%	0.60%
Limited-Term Tax-Exempt Fund	0.19	0.09	0.68
Intermediate-Term Tax-Exempt Fund	0.19	0.09	0.79
Long-Term Tax-Exempt Fund	0.19	0.09	0.91
High-Yield Tax-Exempt Fund	0.19	0.09	0.91

1 The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the funds’ annualized expense ratios were: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Peer groups are: for the Short-Term Tax-Exempt Fund, 1–2 Year Municipal Funds; for the Limited-Term Tax-Exempt Fund, 1–5 Year Municipal Funds; for the Intermediate-Term Tax-Exempt Fund, Intermediate Municipal Funds; for the Long-Term Tax-Exempt Fund and High-Yield Tax-Exempt Fund, General & Insured Municipal Debt Funds. Peer-group values are derived from data provided by Lipper, a Thomson Reuters Company, and capture information through year-end 2016.

Chairman’s Perspective

Bill McNabb
Chairman and Chief Executive Officer

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

Market Barometer
			Total Returns
		Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated by the allocations of a globally diversified, market-capitalization-weighted index fund.

Global index weight
Investor holdings in domestic equities

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.

Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters Datastream, and FactSet.

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

May 12, 2017

Advisor’s Report

For the six months ended April 30, 2017, Vanguard’s five national tax-exempt bond funds posted returns that ranged from 0.47% for the Admiral Shares of Vanguard Short-Term Tax-Exempt Fund to –0.94% for the Investor Shares of Vanguard High-Yield Tax-Exempt Fund. All of the funds underperformed their benchmark indexes; all but the High-Yield Fund outperformed their peer groups.

Municipal bond yields increased across the board for the six months. The Short-Term Fund’s 30-day SEC yield rose about 10 basis points to roughly 1%. (A basis point is one-hundredth of a percentage point.) The other funds saw even sharper increases. The High-Yield Fund’s 30-day SEC yield, for example, climbed about 60 basis points to above 3%.

Please note that the funds are permitted to invest in securities that would generate income distributions subject to the alternative minimum tax (AMT). During the fiscal half year, only the High-Yield Fund owned such securities.

The investment environment

During the period, the Federal Reserve increased interest rates twice; the second move, in March, put the federal funds rate at 0.75%–1.00% and marked just the third time the Fed has raised rates since the financial crisis.

The Fed’s decisions signaled a normalization of monetary policy and came as the U.S. economy posted mostly positive results. Fourth-quarter economic growth was in line with estimates. But GDP growth was lackluster in the first quarter of 2017, largely because of a drop-off in consumer spending. The housing and manufacturing sectors reported decent activity during the fiscal half year, and in April unemployment hit 4.4%, its lowest level since 2007. Wages ticked up and some commodities, including oil, posted price increases, helping inflation inch closer to the Fed’s 2% target. Given that backdrop, the Fed signaled that further hikes could be in the offing.

The Fed’s positive assessment of future economic expansion carried over to the U.S. stock market, where several indexes hit all-time highs during the period. Strong corporate earnings played a part in the rally, along with the resilient economy. The prospect of tax reform, increased infrastructure spending, and greater deregulation also contributed to a shift toward riskier assets, although that sentiment tapered off toward the end of the period as investors realized that the new administration’s legislative agenda might take time to materialize.

The more optimistic outlook sapped overall demand for fixed income securities, causing their yields to increase. Over the six months, the yield of the 10-year U.S. Treasury note increased 45 basis points to 2.28%, and the 30-year yield rose 37 basis points to 2.95%.

Municipal bond supply was down modestly from the same period last year, largely because of a decline in refunding issuance as interest rates climbed higher. Municipal bond fund cash flows turned negative in the wake of the U.S. elections but reversed

Yields of Municipal Securities
(AAA-Rated General Obligation Issues)
	October 31,	April 30,
Maturity	2016	2017
2 years	0.85%	0.99%
5 years	1.14	1.43
10 years	1.74	2.18
30 years	2.56	3.05
Source: Vanguard.

somewhat as the period was coming to a close. Short- and medium-term muni bonds outperformed Treasuries during the period.

Some notable pockets of credit weakness persisted without spilling over into the broader municipal market. They included Chicago, the State of Illinois, and Puerto Rico. The commonwealth, which first defaulted on debt in 2015, declared a form of bankruptcy just after the close of the fund’s fiscal half year. That development did not come as a surprise given Puerto Rico’s longstanding credit challenges, which include a large debt load, an unbalanced budget, and a struggling economy.

Management of the funds

The funds were modestly overweighted in securities toward the long end of the yield curve. That stance detracted from relative performance, as longer-dated bonds saw sharper price declines over the period than their shorter-dated counterparts. We have since moved to a more neutral stance.

The municipal market offers more opportunities to add value through security selection than many taxable markets do. Over the period, selection in a number of segments added value, but there were disappointments as well; local general obligation bonds, for example, detracted in several of the funds. We nevertheless feel confident that our security selection will deliver value over a longer time frame.

While the difference in return by credit quality was fairly muted this time around, our tilt toward bonds rated A and BBB, which are at the lower end of the investment-grade spectrum, worked against the funds over the six months as higher-quality munis held up better.

The average durations for the Intermediate-Term, Long-Term, and High-Yield Funds tended to be a little longer than those of their benchmarks; as rates rose sharply in late 2016, that stance dampened performance. (Duration, expressed in years, is a measure of a fund’s sensitivity to changes in interest rates.)

A very small percentage of the Intermediate-Term, Long-Term, and High-Yield Funds’ assets were invested in Puerto Rico bonds. In all but the High-Yield Fund, that debt as of April 30 was represented either by bonds insured by third-party insurers or by prerefunded bonds, which are backed by high-quality assets in escrow until maturity. The Short-Term and Limited-Term Funds had no exposure to Puerto Rico.

The outlook

Absent an unexpected external shock, the U.S. economy looks set to continue its steady growth, with real GDP likely to be around 2% in 2017, or maybe closer to 2.5% if the implementation of the administration’s agenda actually has a positive effect on the economy. While job growth may slow given the tightening we’ve seen in the labor market, competition for labor could push up the pace of annual wage increases. That should provide some support to inflation in the short term, but not so much as to make it significantly overshoot the central bank’s 2% target.

We’re encouraged by the Fed’s decision to continue the process of normalizing rates, which have been near zero since

2009. By year-end, the federal funds rate could increase to 1.25%–1.5% and we might see the Fed begin to reduce its balance sheet; in any case, we think the Fed will maintain its gradual and “dovish” policy approach given the structural anti-inflationary forces still at work in the global economy.

If growth and inflation remain modest, the cost of borrowing shouldn’t get out of hand, especially if yields in the United States remain attractive compared with those of other developed economies. International demand should help cap how high U.S. bond yields can rise.

Although the pro-business, pro-growth agenda of the new administration could give the economy a boost, it remains to be seen what will get passed into law and what the financial markets’ reaction will be. Needless to say, we will be closely monitoring developments that could cloud the outlook for munis, such as changes to the marginal tax rates for individuals and corporations, a cap on the level of tax exemption for munis, and increased muni issuance if infrastructure spending ramps up significantly.

Although we may see more volatility in 2017, we would expect munis to continue to offer relative stability and a steady stream of income. And whatever the markets may bring, our experienced team of portfolio managers, traders, and credit analysts will continue to seek opportunities to produce competitive returns.

Christopher W. Alwine, CFA, Principal, Head of Municipal Group James M. D’Arcy, CFA, Portfolio Manager Adam M. Ferguson, CFA, Portfolio Manager Mathew M. Kiselak, Principal, Portfolio Manager Justin A. Schwartz, CFA, Portfolio Manager, Head of Municipal Money Market Funds Vanguard Fixed Income Group May 18, 2017

Short-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWSTX	VWSUX
Expense Ratio[1]		0.19%	0.09%
30-Day SEC Yield		0.99%	1.09%

Financial Attributes
		Bloomberg
		Barclays Bloomberg
		1 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	2,021	4,508	50,560
Yield to Maturity
(before expenses)	1.6%	1.1%	2.4%
Average Coupon	3.0%	4.9%	4.8%
Average Duration	1.1 years	1.3 years	6.4 years
Average Stated
Maturity	1.3 years	1.4 years	12.9 years
Short-Term Reserves	20.7%	—	—

Largest Area Concentrations[2]

New York		15.7%
Texas		12.2
California		8.7
Maryland		5.4
Pennsylvania		4.9
Florida		4.1
Illinois		3.9
Massachusetts		3.8
New Jersey		3.2
Georgia		2.9
Top Ten		64.8%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.85	0.58
Beta	0.90	0.12

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 6 Months	43.6%
6 Months–1 Year	5.8
1–2 Years	19.6
2–3 Years	17.4
3–4 Years	10.6
4–5 Years	2.5
Over 5 Years	0.5

Distribution by Credit Quality (% of portfolio)

AAA	27.5%
AA	53.8
A	11.7
BBB	4.7
BB	0.1
B or Lower	0.2
Not Rated	2.0

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Short-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006–April 30, 2017
				Bloomberg
				Barclays
				1 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	3.44%	0.26%	3.70%	3.82%
2008	3.30	0.38	3.68	4.22
2009	2.31	1.28	3.59	4.40
2010	1.38	0.44	1.82	1.81
2011	1.23	-0.31	0.92	1.18
2012	1.08	0.19	1.27	1.01
2013	0.89	-0.38	0.51	0.74
2014	0.72	-0.06	0.66	0.72
2015	0.70	-0.19	0.51	0.76
2016	0.83	-0.19	0.64	0.40
2017[1]	0.48	-0.06	0.42	0.61

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	0.61%	0.63%	1.48%	0.12%	1.60%
Admiral Shares	2/12/2001	0.71	0.72	1.57	0.12	1.69

1 Six months ended April 30, 2017.
See Financial Highlights for dividend and capital gains information.

Short-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (0.9%)
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	0.950%	5/15/17	24,940	24,939
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	1.000%	6/1/17	9,200	9,200
Chatom AL Industrial Development Board Gulf Opportunity Zone Revenue
(Power South Energy Cooperative Projects) PUT	1.050%	8/1/17	12,100	12,100
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,625	1,645
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,550
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,037
Mobile County AL Board of School Commissioners GO	5.000%	3/1/19	850	910
Mobile County AL Board of School Commissioners GO	5.000%	3/1/20	1,275	1,404
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	45,000	45,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	26,000	26,000
				132,785
Alaska (0.3%)
Alaska Industrial Development & Export Authority Revenue
(Greater Fairbanks Community Hospital Foundation Inc.) VRDO	0.900%	5/5/17 LOC	4,850	4,850
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	7,505	8,073
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/20	6,900	7,589
Matanuska-Susitna Borough AK GO	5.000%	3/1/18	3,775	3,902
North Slope Borough AK GO	4.000%	6/30/17	9,000	9,049
North Slope Borough AK GO	4.000%	6/30/18	1,200	1,240
North Slope Borough AK GO	4.000%	6/30/18	5,340	5,519
				40,222
Arizona (1.1%)
Arizona Board Regents University of Arizona System Revenue	4.000%	6/1/18	1,000	1,033
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,029
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	15,000	15,418
1 Arizona Health Facilities Authority Revenue (Banner Health) TOB VRDO	0.990%	5/5/17 (Prere.)	5,000	5,000
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.900%	5/5/17 LOC	22,730	22,730
Arizona Health Facilities Authority Revenue (Banner Health) VRDO	0.930%	5/5/17 LOC	2,650	2,650
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) VRDO	0.920%	5/5/17 LOC	4,525	4,525
2 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.750%	2/5/20	12,500	12,686
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/17	750	767
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/18	500	529
Arizona School Facilities Board COP	5.000%	9/1/17	1,800	1,825
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,578
Arizona School Facilities Board COP	5.000%	9/1/19	7,500	8,151
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/20	2,000	2,236
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/18	1,050	1,100
Arizona Transportation Board Highway Revenue	5.000%	7/1/18	4,500	4,715
Glendale AZ GO	4.000%	7/1/19 (4)	1,600	1,686
Glendale AZ GO	4.000%	7/1/20 (4)	2,920	3,125
Goodyear AZ Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/17	1,400	1,410
Maricopa County AZ COP	5.000%	7/1/17	15,000	15,109
Maricopa County AZ COP	5.000%	7/1/18	10,000	10,471
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/19	3,000	3,143
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,983
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	4,250	4,281
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	4.000%	7/1/18	2,690	2,785
Phoenix AZ GO	4.000%	7/1/20	10,095	10,973
Pima County AZ Sewer Revenue	4.000%	7/1/17	2,000	2,011
Pima County AZ Tucson Unified School District No. 1 GO	4.000%	7/1/19 (15)	1,355	1,436

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tempe AZ Excise Tax Revenue	5.000%	7/1/19	2,000	2,169
Tucson AZ Water System Revenue	5.000%	7/1/19	2,050	2,220
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.050%	6/1/17	9,250	9,250
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/19	1,000	1,077
				161,101
Arkansas (0.1%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	3.000%	2/1/18	1,000	1,014
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/17	7,155	7,281
Baxter County AR Hospital Revenue	5.000%	9/1/18	1,000	1,047
Baxter County AR Hospital Revenue	5.000%	9/1/19	1,440	1,552
Little Rock AR Sewer Revenue	5.000%	10/1/17 (Prere.)	7,500	7,631
				18,525
California (8.7%)
1 Bakersfield CA Wastewater Revenue TOB VRDO	1.120%	5/5/17 (Prere.)	6,645	6,645
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	62,400	62,547
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	13,025	13,167
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	7,500	7,576
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,301
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/17	1,150	1,162
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/17	575	576
California County CA Tobacco Securitization Agency Revenue	4.000%	6/1/18	1,000	1,027
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.520%	9/1/17	60,175	60,174
2 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.200%	12/1/17	32,490	32,485
1 California Educational Facilities Authority Revenue (University of Southern California) TOB VRDO	0.930%	5/5/17	6,310	6,310
2 California GO	1.650%	5/1/17	100	100
California GO	5.000%	9/1/17	4,250	4,310
California GO	5.000%	10/1/17	35,000	35,617
California GO	5.000%	4/1/18	10,385	10,778
California GO	5.000%	2/1/19	825	883
California GO	5.500%	4/1/19	17,830	19,354
California GO	5.000%	9/1/19	29,690	32,400
California GO	5.000%	9/1/19	38,795	42,336
California GO	5.000%	9/1/19	9,005	9,827
California GO	5.000%	9/1/19	5,000	5,456
California GO	5.000%	10/1/19	5,000	5,471
California GO	5.000%	8/1/20	45,000	50,445
California GO	5.000%	9/1/20	10,000	11,236
California GO	5.000%	9/1/20	5,500	6,180
California GO	5.000%	9/1/20	14,105	15,849
California GO	5.250%	10/1/20	2,000	2,199
California GO	5.000%	8/1/21	14,000	16,097
2 California GO PUT	1.388%	12/1/17	14,250	14,268
California GO PUT	4.000%	12/1/17	13,350	13,389
2 California GO PUT	1.350%	5/1/18	29,500	29,538
2 California GO PUT	1.518%	12/3/18	8,100	8,115
California GO PUT	3.000%	12/1/19	28,825	29,855
2 California GO PUT	1.448%	12/1/21	2,750	2,775
1 California GO TOB VRDO	0.910%	5/5/17	15,925	15,925
1 California GO TOB VRDO	0.980%	5/5/17	33,860	33,860
1 California GO TOB VRDO	1.030%	5/5/17 (4) LOC	14,940	14,940
1 California GO TOB VRDO	1.030%	5/5/17 (4) LOC	16,730	16,730
2 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.700%	7/1/17	8,825	8,837
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/20	600	659
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/21	1,000	1,126
California Health Facilities Financing Authority Revenue (Memorial Health Services)	5.000%	10/1/17	1,000	1,018
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,338
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/17/17	9,400	9,573
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	1,800	2,010
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,950
2 California Infrastructure & Economic Development Bank Revenue
(Index-Museum Art Project) PUT	2.445%	8/1/18	20,515	20,629
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.180%	4/2/18	12,470	12,467
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.173%	4/1/20	5,625	5,626
2 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.173%	4/1/20	4,500	4,501
California Municipal Finance Authority Multifamily Housing Revenue
(Stevenson House Apartments)	0.850%	11/1/17	3,000	2,996

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
2	California Municipal Finance Authority Revenue
	(Anaheim Electric Utility Distribution System) PUT	1.400%	4/2/18	14,000	13,964
	California Municipal Finance Authority Revenue (Biola University)	4.000%	10/1/19	205	218
	California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/20	305	340
	California Municipal Finance Authority Revenue
	(Community Hospitals of Central California Obligated Group)	5.000%	2/1/18	500	514
	California Municipal Finance Authority Revenue
	(Community Hospitals of Central California Obligated Group)	5.000%	2/1/19	500	532
	California Municipal Finance Authority Revenue
	(Community Hospitals of Central California Obligated Group)	5.000%	2/1/20	625	683
	California Municipal Finance Authority Revenue
	(Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,117
	California Pollution Control Financing Authority Solid Waste Disposal Revenue
	(Republic Services Inc. Project) PUT	0.950%	5/1/17	4,405	4,405
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,019
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	8,205	8,236
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,115
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,609
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/17	5,000	5,014
	California Public Works Board Lease Revenue (Department of State Hospitals)	4.000%	6/1/18	5,000	5,164
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,037
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/19	8,760	9,422
	California State University Systemwide Revenue PUT	3.000%	11/1/19	21,000	21,762
	California Statewide Communities Development Authority Health Facility Revenue
	(Catholic Healthcare West)	1.250%	5/5/17 (4)	27,200	27,200
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	3.000%	3/1/18	375	381
	California Statewide Communities Development Authority Revenue
	(Adventist Health System/West)	4.000%	3/1/19	500	525
1	California Statewide Communities Development Authority Revenue
	(Cottage Health System Obligated Group) TOB VRDO	1.050%	5/5/17	8,555	8,555
2	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	1.850%	5/1/17	1,250	1,250
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	6,380	6,380
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) PUT	5.000%	5/1/17	7,500	7,500
1	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	1.100%	5/5/17	10,010	10,010
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.880%	5/5/17	33,865	33,865
	California Statewide Communities Development Authority Revenue
	(Rady Children’s Hospital - San Diego)	4.000%	8/15/18	1,565	1,627
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,168
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/19	500	533
	California Statewide Communities Development Authority Student Housing Revenue
	(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/20	500	546
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/17	1,500	1,518
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/18 (15)	2,000	2,103
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/19 (15)	2,080	2,259
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	4,700	4,703
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	565	572
[1,2]	Eaton Vance California Municipal Bond Fund II	1.750%	7/1/19	8,250	8,251
1	Fontana CA Public Financing Authority Tax Allocation Revenue TOB VRDO	1.050%	5/5/17 LOC	9,000	9,000
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	19,485	19,627
	Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	1,475	1,570
3	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/19	1,130	1,206
3	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/20	1,000	1,097
3	Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/21	1,250	1,401
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	6,072
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,335	3,691
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,745	3,097
	Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	6,165	7,056
1	Golden State Tobacco Securitization Corp. California Revenue TOB VRDO	1.040%	5/5/17 LOC	9,720	9,720
	Jurupa CA Public Financing Authority Special Tax Revenue	3.500%	9/1/17	425	429
	Jurupa CA Public Financing Authority Special Tax Revenue	4.000%	9/1/18	380	394
	Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/19	610	661
	La Verne CA (Brethren Hillcrest Homes) COP	3.000%	5/15/17	575	575
	La Verne CA (Brethren Hillcrest Homes) COP	4.000%	5/15/18	235	240
	Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/18	1,185	1,250
	Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	34,534
	Long Beach CA Unified School District GO	5.000%	8/1/19	2,740	2,984
	Los Angeles CA GO	5.000%	9/1/18	6,900	7,277

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/18	9,830	10,302
Los Angeles CA Wastewater System Revenue	5.000%	6/1/21	1,200	1,378
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/18	12,750	13,367
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/17	3,815	3,867
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,051
Menifee CA Union School District Public Financing Authority Revenue	4.000%	9/1/19	1,000	1,061
2 Metropolitan Water District of Southern California Revenue PUT	1.060%	7/10/17	9,500	9,500
2 Metropolitan Water District of Southern California Revenue PUT	1.060%	7/10/17	5,500	5,500
2 Metropolitan Water District of Southern California Revenue PUT	1.060%	7/10/17	5,000	5,000
2 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	10,750	10,745
2 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	20,000	19,991
2 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	10,250	10,254
2 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	3,000	3,001
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/17	1,055	1,063
Mount Diablo CA Unified School District GO	5.000%	8/1/18	1,500	1,574
Mount Diablo CA Unified School District GO	5.000%	8/1/19	650	708
North Orange County CA Community College District GO	4.000%	8/1/19	10,990	11,723
Northern California Gas Authority No. 1 Revenue	1.399%	7/1/19	12,800	12,727
1 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.980%	5/5/17 LOC	5,000	5,000
1 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.370%	7/1/18	19,000	19,000
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,547
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,629
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,626
Palomar Pomerado Health California Revenue	4.000%	11/1/18	815	839
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	4.000%	6/1/17	2,000	2,006
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/17	3,705	3,719
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	523
Roseville CA Special Tax Revenue	3.000%	9/1/18	275	280
Roseville CA Special Tax Revenue	4.000%	9/1/19	875	920
1 Sacramento CA Municipal Utility District Revenue TOB VRDO	1.230%	5/5/17	4,985	4,985
1 San Diego CA Community College District GO TOB VRDO	1.000%	5/5/17 (Prere.)	4,200	4,200
San Diego CA Public Facilities Financing Authority Sewer Revenue	4.000%	5/15/20	12,295	13,363
San Francisco CA City & County International Airport Revenue VRDO	0.860%	5/5/17 LOC	7,750	7,750
San Francisco CA City & County Unified School District GO	3.000%	6/15/20	7,205	7,615
San Francisco CA City & County Unified School District GO	5.000%	6/15/21	7,045	8,104
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/20	1,250	1,397
University of California Revenue	5.000%	5/15/18	8,565	8,937
University of California Revenue	5.000%	5/15/18	3,000	3,130
Western California Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,333
				1,274,326
Colorado (2.0%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/19	1,000	1,100
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/20	1,400	1,584
Adams County CO COP	4.000%	12/1/19	1,250	1,335
Colorado Education Loan Program Revenue	2.000%	6/29/17	79,700	79,844
Colorado Education Loan Program Revenue	5.000%	6/29/17	19,100	19,231
Colorado General Fund Revenue	2.000%	6/27/17	44,050	44,138
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.875%	11/6/19	6,000	6,037
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.918%	11/12/20	5,000	4,959
2 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.918%	11/12/20	7,500	7,438
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.050%	5/5/17 (Prere.)	10,000	10,000
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) TOB VRDO	1.150%	5/5/17 LOC	11,805	11,805
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/18	250	252
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/20	500	509
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.000%	12/1/17	700	707
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/17	1,580	1,615
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/18	600	623
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/17	500	501
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	3.000%	6/1/18	600	610
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/19	1,000	1,048
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health System) VRDO	0.890%	5/5/17	14,100	14,100
2 Colorado Public Highway Authority Revenue PUT	1.567%	9/1/19	3,000	3,000
2 Colorado Public Highway Authority Revenue PUT	1.715%	9/1/21	3,000	3,001
Denver CO City & County Airport Revenue	1.110%	5/4/17 (12)	11,300	11,300
Denver CO City & County Airport Revenue	1.150%	5/5/17 (12)	17,850	17,850
2 Denver CO City & County Airport Revenue PUT	1.548%	11/15/19	16,500	16,526

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
[1,2]	Denver CO Wastewater Management Division Department of Public Works Revenue TOB PUT	0.970%	5/4/17	18,840	18,840
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/18	350	362
	Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,125
	University of Colorado Hospital Authority Revenue PUT	4.000%	3/1/20	16,000	16,954
					300,039
Connecticut (2.6%)
	Bridgeport CT GO	5.000%	8/15/20 (4)	7,115	7,860
	Connecticut GO	0.940%	5/1/17	15,825	15,825
	Connecticut GO	0.940%	5/1/17	31,935	31,935
2	Connecticut GO	1.670%	5/15/17	3,120	3,120
2	Connecticut GO	1.600%	6/15/17	25,000	25,006
2	Connecticut GO	1.600%	6/15/17	35,240	35,249
	Connecticut GO	5.000%	7/15/17	5,000	5,044
2	Connecticut GO	1.420%	9/15/17	1,850	1,850
	Connecticut GO	4.000%	11/15/17	7,000	7,118
	Connecticut GO	4.000%	11/15/17	40,795	41,484
2	Connecticut GO	1.250%	1/1/18	4,905	4,899
2	Connecticut GO	1.780%	4/15/18	2,250	2,254
2	Connecticut GO	1.820%	5/15/18	10,675	10,688
2	Connecticut GO	1.670%	9/15/18	4,000	4,004
2	Connecticut GO	2.000%	5/15/19	5,000	5,022
2	Connecticut GO	1.820%	9/15/19	1,000	1,000
2	Connecticut GO PUT	1.550%	9/15/17	10,215	10,217
2	Connecticut GO PUT	2.250%	3/1/18	17,500	17,504
	Connecticut Health & Educational Facilities Authority Revenue
	(Ascension Health Credit Group) PUT	1.650%	3/1/19	2,500	2,508
	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	5.000%	12/1/18	350	372
	Connecticut Health & Educational Facilities Authority Revenue (Trinity Health Corp.)	3.000%	12/1/19	750	785
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,980
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	4,000	3,995
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	57,150	57,307
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	17,550	17,426
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	8,450	8,392
	Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,061
	Hartford CT GO	5.000%	8/15/18 (15)	3,500	3,661
	Hartford CT GO	5.000%	4/1/19 (ETM)	2,150	2,310
	Hartford CT GO	5.000%	7/1/19 (4)	700	749
	Hartford CT GO	5.000%	10/1/19 (ETM)	1,525	1,665
	New Britain CT GO	5.000%	3/1/19 (ETM)	1,000	1,072
	New Britain CT GO	5.000%	3/1/20 (15)	1,175	1,289
	South Central Connecticut Regional Water Authority Water System Revenue	5.000%	8/1/18 (Prere.)	5,000	5,255
					386,906
Delaware (0.3%)
	Delaware GO	5.000%	7/1/18	2,000	2,096
	Delaware GO	5.000%	2/1/19	1,000	1,071
	Delaware GO	5.000%	3/1/19	1,000	1,074
	Delaware GO	5.000%	3/1/21	1,585	1,809
	Delaware GO	5.000%	3/1/22	1,425	1,664
	Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	0.880%	5/5/17	21,690	21,690
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/18	1,030	1,079
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19	3,500	3,798
	Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/20	785	879
	New Castle County DE GO	5.000%	7/15/18	1,770	1,858
1	University of Delaware Revenue TOB VRDO	0.990%	5/5/17	9,170	9,170
					46,188
District of Columbia (0.2%)
2	District of Columbia Income Tax Revenue	1.200%	12/1/17	11,250	11,254
	District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/19	500	547
	Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	13,087
	Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,285
					33,173
Florida (4.1%)
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/18	425	439
	Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/19	750	800
	Broward County FL Airport System Revenue	5.000%	10/1/17	1,050	1,068
	Broward County FL Airport System Revenue	5.000%	10/1/18	700	738
1	Broward County FL Airport System Revenue TOB VRDO	0.940%	5/5/17 LOC	23,525	23,525
	Broward County FL School Board COP	5.000%	7/1/17	5,000	5,035
	Broward County FL School Board COP	5.000%	7/1/18	4,415	4,611
	Broward County FL School Board COP	5.000%	7/1/19	2,355	2,539

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL School Board COP	5.000%	7/1/20	5,400	5,975
Broward County FL School District TAN	1.500%	6/15/17	49,000	49,038
Cape Coral FL Special Obligation Revenue	4.000%	10/1/17	1,905	1,929
Cape Coral FL Special Obligation Revenue	4.000%	10/1/18	600	624
3 Cape Coral FL Utility Improvement Special Assessment Revenue	1.400%	9/1/18 (4)	750	750
3 Cape Coral FL Utility Improvement Special Assessment Revenue	1.650%	9/1/19 (4)	1,150	1,149
3 Cape Coral FL Utility Improvement Special Assessment Revenue	1.900%	9/1/20 (4)	1,000	999
3 Cape Coral FL Utility Improvement Special Assessment Revenue	2.000%	9/1/21 (4)	1,250	1,244
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,595	54,765
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	5,555	5,689
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	6,260	6,283
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,700	38,255
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	6,700	7,223
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	1.150%	6/21/18	6,000	5,991
Escambia County FL Solid Waste Disposal System Revenue (Gulf Power Co. Project) PUT	1.400%	12/1/17	6,500	6,507
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	8,135	8,806
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	17,095	18,506
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	13,160	14,691
Florida Municipal Power Agency Revenue	5.000%	10/1/17	700	712
Florida Municipal Power Agency Revenue	5.000%	10/1/18	800	844
Florida Municipal Power Agency Revenue	5.000%	10/1/19	800	872
Florida Municipal Power Agency Revenue	5.000%	10/1/20	6,000	6,718
Florida Municipal Power Agency Revenue (Stanton II Project)	4.000%	10/1/17	1,650	1,671
Halifax Hospital Medical Center Florida Hospital Revenue	3.000%	6/1/17	1,000	1,002
Halifax Hospital Medical Center Florida Hospital Revenue	3.000%	6/1/17	1,000	1,002
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	500	515
Halifax Hospital Medical Center Florida Hospital Revenue	4.000%	6/1/18	2,000	2,059
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	250	268
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	885
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	300	331
3 Hillsborough County FL School Board COP	5.000%	7/1/21	1,500	1,709
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/18	2,000	2,061
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/19	2,000	2,122
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/17	1,500	1,520
Jacksonville FL Special Revenue	5.000%	10/1/18	500	528
Jacksonville FL Special Revenue	5.000%	10/1/19	2,200	2,399
Jacksonville FL Special Revenue	5.000%	10/1/20	2,500	2,803
Jacksonville FL Special Revenue	5.000%	10/1/20	760	852
2 Lakeland FL Energy System Revenue	1.650%	10/1/17	10,000	10,002
Lakeland FL Energy System Revenue	5.000%	10/1/19	1,000	1,091
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/20	7,215	8,011
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/17	1,220	1,241
Lee County FL School Board COP	5.000%	8/1/17	4,000	4,043
Lee County FL School Board COP	5.000%	8/1/18	3,530	3,707
1 Lee Memorial Health System Florida Hospital Revenue TOB VRDO	1.050%	5/5/17 LOC	4,350	4,350
Manatee County FL School District Revenue	4.000%	10/1/19 (4)	1,115	1,189
Manatee County FL School District Revenue	5.000%	10/1/20 (4)	1,000	1,121
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	1,965	1,993
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,165
Miami Beach FL Resort Tax Revenue	4.000%	9/1/17	1,250	1,263
Miami Beach FL Resort Tax Revenue	5.000%	9/1/19	1,615	1,756
Miami Beach FL Resort Tax Revenue	5.000%	9/1/20	1,135	1,269
1 Miami Beach FL Resort Tax Revenue TOB VRDO	0.950%	5/5/17	9,240	9,240
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/17	400	404
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/18	505	523
Miami-Dade County FL Industrial Development Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project) PUT	1.500%	10/1/18	4,500	4,514
1 Miami-Dade County FL Public Facilities Revenue (Jackson Health System) TOB VRDO	0.930%	5/5/17 (12)	10,395	10,395
Miami-Dade County FL School Board COP	5.000%	2/1/20	2,250	2,470
1 Miami-Dade County FL School Board COP TOB VRDO	0.980%	5/5/17 (Prere.)	19,500	19,500
1 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.040%	5/5/17	8,510	8,510
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/18	12,195	12,891
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	4,240	4,747
Orlando FL Utility Commission Utility System Revenue VRDO	0.900%	5/5/17	15,000	15,000
Orlando FL Utility Commission Utility System Revenue VRDO	0.910%	5/5/17	42,095	42,095
Orlando FL Utility Commission Utility System Revenue VRDO	0.910%	5/5/17	45,450	45,450
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	3.000%	12/1/17	1,000	1,011
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	780

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/17	2,095	2,119
Palm Beach County FL School Board COP	5.000%	8/1/18	4,725	4,957
Palm Beach County FL School District TAN	2.000%	8/31/17	37,315	37,438
Pasco County FL School Board COP	1.250%	5/5/17 (2)	10,000	10,000
Port St. Lucie FL Special Assessment Revenue	1.000%	7/1/17	475	475
Port St. Lucie FL Special Assessment Revenue	1.125%	7/1/18	680	678
Reedy Creek FL Improvement District GO	4.000%	6/1/17	1,760	1,765
Reedy Creek FL Improvement District GO	5.000%	6/1/18	2,825	2,945
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/17	785	799
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/18	400	407
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	4.000%	1/1/19	500	521
South Broward FL Hospital District Revenue	5.000%	5/1/20	4,190	4,634
South Florida Water Management District COP	5.000%	10/1/19	1,750	1,906
South Florida Water Management District COP	5.000%	10/1/20	2,000	2,238
1 South Miami FL Health Facilities Authority Hospital Revenue
(Baptist Health South Florida Obligated Group) TOB VRDO	0.940%	5/5/17	6,350	6,350
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/17	1,000	1,021
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/20	1,600	1,763
Tampa FL Hospital Revenue	4.000%	7/1/17	1,525	1,532
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/17	3,425	3,448
Volusia County FL School Board COP	4.000%	8/1/18 (15)	400	415
Volusia County FL School Board COP	4.000%	8/1/19 (15)	500	531
Volusia County FL School Board COP	5.000%	8/1/20 (15)	350	390
				604,115
Georgia (2.9%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/18	3,000	3,085
Atlanta GA Airport Revenue	5.000%	1/1/18	500	514
1 Atlanta GA Airport Revenue TOB VRDO	1.020%	5/5/17 (4)	10,000	10,000
2 Atlanta GA Water & Wastewater Revenue PUT	2.165%	11/1/18	56,750	57,176
1 Atlanta GA Water & Wastewater Revenue TOB VRDO	1.020%	5/5/17	19,995	19,995
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.375%	8/10/17	8,000	8,027
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	10,025	10,027
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,260
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	11,500	11,539
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.350%	12/11/20	3,200	3,225
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/18	750	784
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/19	700	757
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/17	1,500	1,518
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,017
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	500	509
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	800	845
Douglas County GA GO	5.000%	4/1/20	3,200	3,548
Douglas County GA GO	5.000%	4/1/21	1,500	1,708
Forsyth County GA GO	5.000%	3/1/18	3,580	3,704
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/18	625	654
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/19	700	757
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/19	500	505
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/20	1,410	1,422
2 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.850%	2/18/20	17,675	17,609
Georgia GO	5.000%	7/1/17	5,280	5,319
Georgia GO	5.000%	7/1/18 (Prere.)	3,350	3,511
Georgia GO	4.000%	1/1/19	1,085	1,140
Georgia GO	5.000%	2/1/19	1,140	1,220
Georgia GO	5.000%	10/1/19	3,765	4,122
Georgia GO	4.000%	11/1/19	1,040	1,116
Georgia GO	5.000%	1/1/20	21,000	23,164
Georgia GO	5.000%	2/1/20	22,710	25,115
Georgia GO	5.000%	12/1/20	1,740	1,972
Georgia GO	5.000%	7/1/21	4,640	5,339
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,400	1,435
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	1,825	1,870
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,445
Glynn County GA School District GO	5.000%	8/1/18	4,000	4,203
Glynn County GA School District GO	5.000%	8/1/19	7,000	7,615
Gwinnett County GA School District GO	3.000%	8/1/18	4,525	4,641

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gwinnett County GA School District GO	3.000%	2/1/19	25,000	25,870
Gwinnett County GA School District GO	3.000%	8/1/19	24,225	25,274
Gwinnett County GA School District GO	4.000%	2/1/20	22,075	23,814
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.125%	9/15/17	240	244
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	1.180%	7/1/17	18,000	18,001
2 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	1.200%	7/1/17	17,500	17,501
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	3,682
Municipal Electric Authority Georgia Revenue	5.000%	11/1/20	2,875	3,180
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,700	1,733
Municipal Electric Authority Georgia Revenue (Project One) VRDO	0.950%	5/5/17 LOC	31,905	31,905
Richmond County GA Board of Education Sales Tax Revenue	5.000%	10/1/20	6,165	6,942
				419,558
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/19	1,000	1,070

Hawaii (0.4%)
Hawaii County HI GO	4.000%	9/1/18	1,585	1,650
Hawaii County HI GO	5.000%	9/1/18	1,395	1,471
Hawaii County HI GO	5.000%	9/1/19	3,625	3,957
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.350%	11/24/17	4,855	4,855
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.350%	11/24/17	2,510	2,510
Hawaii GO	5.000%	10/1/18	15,000	15,863
Hawaii GO	5.000%	10/1/19	4,000	4,376
Hawaii GO	5.000%	4/1/20	10,000	11,103
Hawaii GO	5.000%	10/1/20	2,750	3,096
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	1,000	1,007
Honolulu HI City & County GO	3.000%	10/1/18	1,595	1,641
Honolulu HI City & County GO	4.000%	10/1/18	1,500	1,564
Honolulu HI City & County GO	5.000%	10/1/18	1,815	1,919
Honolulu HI City & County GO	5.000%	10/1/18	3,120	3,298
Honolulu HI City & County GO	5.250%	4/1/19 (Prere.)	2,975	3,214
				61,524
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/18	7,545	7,896
Idaho Housing & Finance Association RAN	5.000%	7/15/19	6,580	7,110
Idaho TAN	2.000%	6/30/17	7,500	7,514
				22,520
Illinois (3.9%)
Chicago IL Board of Education GO	5.000%	12/1/17 (4)	3,000	3,036
2 Chicago IL Board of Education GO PUT	9.000%	5/4/17	9,685	9,685
1 Chicago IL GO TOB VRDO	1.300%	5/5/17 (12)	15,180	15,180
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	5,000	5,121
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/17	4,000	4,097
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,310
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	4,420	4,704
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,384
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	1.020%	5/5/17 (4)(Prere.)	2,500	2,500
1 Chicago IL O’Hare International Airport Revenue TOB VRDO	1.050%	5/5/17 (Prere.)	15,075	15,075
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/18	600	614
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/19	990	1,043
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.060%	5/5/17	25,500	25,500
1 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.080%	5/5/17	22,895	22,895
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/19	1,975	2,077
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	1,000	1,076
Chicago IL Water Revenue	5.000%	11/1/18	675	711
1 Chicago IL Water Revenue TOB VRDO	1.100%	5/5/17	7,495	7,495
1 Chicago IL Water Revenue TOB VRDO	1.100%	5/5/17	5,250	5,250
1 Cook County IL GO TOB VRDO	1.070%	5/5/17 LOC	7,500	7,500
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,029
1 Illinois Educational Facilities Authority Revenue (University of Chicago) TOB VRDO	0.960%	5/5/17	9,185	9,185
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.200%	11/24/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	5,500	5,903
1 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.930%	5/5/17	27,065	27,065
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	4,500	4,502
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	3,002
1 Illinois Finance Authority Revenue (Carle Foundation) TOB VRDO	1.020%	5/5/17 (12)	12,680	12,680
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	245
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/17	2,000	2,023
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	1,635	1,714
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/17	100	101

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/18	155	160
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/19	200	210
Illinois Finance Authority Revenue (Illinois Wesleyan University)	4.000%	9/1/20	260	276
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/19	1,000	1,078
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,030	1,139
Illinois Finance Authority Revenue (Presbyterian Homes)	3.000%	11/1/17	800	807
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/18	550	572
Illinois Finance Authority Revenue (Presbyterian Homes)	4.000%	11/1/19	1,000	1,061
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	11/1/20	1,875	2,085
2 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.038%	5/1/21	2,500	2,505
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/20	6,575	7,024
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,315
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/17	1,000	1,021
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/18	750	793
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	545
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/17	750	758
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/17	830	839
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/18	685	714
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/19	500	534
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/20	600	653
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,340	2,340
3 Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,610	6,603
Illinois GO	5.000%	5/1/17	8,100	8,102
Illinois GO	5.000%	6/1/17	8,500	8,527
Illinois GO	5.000%	7/1/17	2,450	2,464
Illinois GO	4.000%	2/1/18	4,000	4,057
Illinois GO	5.000%	2/1/18	15,000	15,325
Illinois GO	5.000%	4/1/18	2,500	2,565
Illinois GO	5.000%	5/1/18	8,000	8,225
Illinois GO	5.000%	8/1/18	22,160	22,910
Illinois GO	5.000%	1/1/19	3,350	3,472
Illinois GO	4.000%	2/1/19	7,500	7,655
Illinois GO	5.000%	2/1/19	1,620	1,681
Illinois GO	5.000%	2/1/19	12,505	12,977
Illinois GO	5.000%	5/1/19	12,000	12,499
Illinois GO	5.000%	7/1/19	4,725	4,932
Illinois GO	5.000%	8/1/19	15,000	15,675
Illinois GO	5.250%	1/1/20	1,305	1,375
Illinois GO	4.000%	9/1/20	1,520	1,556
Illinois GO	5.250%	1/1/21	1,155	1,227
Illinois GO	5.000%	3/1/21	1,000	1,055
Illinois GO	5.000%	7/1/21	8,260	8,727
Illinois GO	5.000%	4/1/22	1,500	1,588
Illinois Housing Development Authority Multi-Family Housing Revenue
(J. Michael Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,118
Illinois Regional Transportation Authority Revenue PUT	1.050%	5/8/17	31,070	31,070
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,658
Illinois Toll Highway Authority Revenue VRDO	0.920%	5/5/17 LOC	17,700	17,700
1 Illinois Toll Highway Authority Toll Highway Revenue TOB VRDO	0.930%	5/5/17	650	650
Illinois Toll Highway Authority Toll Highway Revenue VRDO	0.920%	5/5/17 LOC	25,000	25,000
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	6/15/17	24,125	24,151
Illinois Unemployment Insurance Fund Building Receipts Revenue	5.000%	12/15/17	3,550	3,562
1 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.960%	5/5/17	9,000	9,000
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/18	1,000	1,053
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/19	1,340	1,450
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/20	1,000	1,103
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	4,990	5,008
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,952
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/17	365	369
Romeoville IL Revenue (Lewis University Project)	4.000%	10/1/18	500	515
Springfield IL Electric Revenue	5.000%	3/1/20	2,000	2,187
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/20	8,730	9,317
Will & Kendall Counties IL Community Consolidated School District No. 202 Plainfield GO	4.000%	1/1/21	7,820	8,475
1 Will County IL GO TOB VRDO	0.960%	5/5/17	10,125	10,125
				566,541
Indiana (0.7%)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/18	250	262
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/19	200	217
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/20	350	390
Ball State University Student Fee Indiana Revenue	4.000%	7/1/19	1,000	1,061
Ball State University Student Fee Indiana Revenue	5.000%	7/1/20	500	558

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	1/15/18	400	409
Carmel IN Local Public Improvement Bond Bank Revenue	4.000%	7/15/18	500	518
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	750	801
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/19	1,000	1,086
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,000	1,102
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/20	805	900
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.050%	6/1/17	7,650	7,650
Indiana Finance Authority Highway Revenue	5.000%	12/1/20	10,195	11,531
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/17	520	520
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	4.000%	12/1/18	1,500	1,570
Indiana Finance Authority Hospital Revenue (Parkview Health System)	4.000%	5/1/17	500	500
Indiana Finance Authority Revenue	5.000%	2/1/18	1,415	1,460
Indiana Finance Authority Revenue	5.000%	2/1/19	815	873
Indiana Finance Authority Revenue	5.000%	2/1/19	3,730	3,992
Indiana Finance Authority Revenue	5.000%	2/1/20	1,860	2,058
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	2.000%	9/1/17	150	150
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/18	150	153
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	3.000%	9/1/19	250	258
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/20	500	536
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/17	350	356
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	410	433
Indiana Health & Educational Facility Financing Authority Hospital Revenue
(Indiana University Health Obligated Group) VRDO	0.890%	5/5/17 LOC	3,700	3,700
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.150%	12/1/17	2,770	2,770
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,300	2,276
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,690	3,672
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	4,610	4,588
Indiana Housing & Community Development Authority Revenue
(Edgewood Group Apartment Project) PUT	1.150%	3/1/18	5,425	5,428
1 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.050%	5/5/17	23,935	23,935
Purdue University Indiana University COP	5.000%	7/1/19	1,000	1,085
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	4.000%	1/1/18	1,960	1,996
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/19	1,000	1,058
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,497
1 Zionsville IN Community Schools Building Corp. Revenue TOB VRDO	1.030%	5/5/17 (4) LOC	5,970	5,970
				101,319
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/18	3,525	3,662
Iowa Finance Authority Revenue	5.000%	8/1/19	6,700	7,293
Iowa Special Obligation Revenue	5.000%	6/1/18	11,055	11,544
Iowa Special Obligation Revenue	5.000%	6/1/19	5,500	5,950
Iowa Special Obligation Revenue	5.000%	6/1/20	8,000	8,923
3 Polk County IA GO	4.000%	6/1/20	11,585	12,566
3 Polk County IA GO	4.000%	6/1/21	12,135	13,413
				63,351
Kansas (0.4%)
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/17	125	126
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/18	250	257
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/19	250	261
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/20	350	368
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	4.000%	12/1/21	500	528
Johnson County KS Unified School District No. 233 GO	2.000%	9/1/17	750	753
Johnson County KS Unified School District No. 233 GO	2.000%	9/1/18	1,250	1,267
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/20	1,250	1,404
2 Kansas Department of Transportation Highway Revenue	0.899%	9/1/17	4,550	4,549
2 Kansas Department of Transportation Highway Revenue	0.979%	9/1/18	3,500	3,495
Kansas Department of Transportation Highway Revenue	5.000%	9/1/18	1,000	1,054
2 Kansas Department of Transportation Highway Revenue	1.059%	9/1/19	3,000	2,992
Kansas Development Finance Authority Revenue	5.000%	5/1/20	1,340	1,486
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/18	2,525	2,624
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/19	2,985	3,214
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/20	3,130	3,470
Kansas Development Finance Authority Revenue (University of Kansas Projects)	5.000%	5/1/21	1,160	1,318
Wichita KS GO	1.250%	10/13/17	34,660	34,661
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	4.000%	9/1/17	1,000	1,011
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	543
				65,381

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky (1.0%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/18	325	330
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/19	1,125	1,167
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/20	400	421
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,799
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/17	1,500	1,521
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/18	1,280	1,331
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/19	2,665	2,869
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/20	1,000	1,108
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/17 (14)	500	507
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/18 (14)	1,500	1,573
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	2,800	2,830
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	10,175	10,675
Kentucky Property & Building Commission Revenue	5.000%	8/1/18	2,715	2,848
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	13,270	14,333
Kentucky Property & Building Commission Revenue	5.000%	8/1/19	2,550	2,754
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	10,985	12,221
Kentucky Property & Building Commission Revenue	5.000%	8/1/20	2,600	2,893
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	3.000%	7/1/17	250	250
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	38,775	38,998
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	6,600	6,610
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.500%	10/1/17	5,445	5,545
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/17	2,500	2,549
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/18	1,750	1,835
Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	3.500%	11/15/17	25,000	25,360
				147,327
Louisiana (1.5%)
Bossier City LA Utilities Revenue	5.500%	10/1/18 (Prere.)	19,215	20,441
East Baton Rouge Parish LA Pollution Control Revenue (Exxon Project) VRDO	0.860%	5/1/17	33,575	33,575
2 East Baton Rouge Parish LA Sewer Commission Revenue PUT	1.188%	8/1/18	23,475	23,358
Lafayette LA Communications System Revenue	5.000%	11/1/17 (4)	585	596
Lafayette LA Communications System Revenue	5.000%	11/1/18 (4)	1,620	1,710
Lafayette LA Communications System Revenue	5.000%	11/1/19 (4)	2,500	2,717
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/17	8,500	8,531
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/18	5,000	5,204
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/19	10,645	11,432
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.158%	5/1/17	55,500	55,497
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.158%	5/1/18	13,500	13,431
2 Louisiana Gasoline & Fuel Tax Revenue PUT	1.238%	5/1/18	15,625	15,546
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,137
1 Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project) TOB VRDO	1.020%	5/5/17 (4)	5,000	5,000
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/17	250	250
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	3.000%	5/15/18	300	305
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/19	300	315
New Orleans LA GO	4.000%	12/1/18	700	731
New Orleans LA GO	4.000%	12/1/19	775	826
New Orleans LA Sewage Service Revenue	5.000%	6/1/17	1,000	1,004
New Orleans LA Water Revenue	5.000%	12/1/17	290	297
New Orleans LA Water Revenue	5.000%	12/1/18	500	529
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/17	3,730	3,737
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/18	9,000	9,321
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,740	2,900
				221,390
Maine (0.0%)
Maine GO	5.000%	6/1/18	3,855	4,029
Maine GO	4.250%	6/1/19	1,000	1,068
				5,097
Maryland (5.4%)
Anne Arundel County MD GO	5.000%	4/1/18	6,960	7,224
Anne Arundel County MD GO	5.000%	4/1/18	2,000	2,076
Anne Arundel County MD GO	5.000%	4/1/18	2,585	2,683
Anne Arundel County MD GO	5.000%	4/1/18	980	1,017
Anne Arundel County MD GO	5.000%	4/1/18	2,590	2,688
Anne Arundel County MD GO	5.000%	10/1/18	3,085	3,262
Anne Arundel County MD GO	5.000%	10/1/18	1,455	1,538

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Anne Arundel County MD GO	5.000%	10/1/18	4,295	4,542
Anne Arundel County MD GO	5.000%	4/1/19	12,750	13,724
Anne Arundel County MD GO	3.000%	10/1/20	4,185	4,436
Anne Arundel County MD GO	5.000%	10/1/20	6,210	7,001
Anne Arundel County MD GO	4.000%	10/1/21	4,140	4,611
Anne Arundel County MD GO	5.000%	10/1/22	1,830	2,161
Baltimore County MD GO	5.000%	2/1/19	2,800	2,997
Baltimore County MD GO	5.000%	3/1/21	3,500	3,993
Baltimore County MD GO	5.000%	3/1/21	5,300	6,047
Baltimore MD Consolidated Public Improvement GO	4.000%	8/1/20	4,730	5,158
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	3,795	4,260
Frederick County MD GO	5.000%	8/1/18	2,800	2,943
Frederick County MD GO	5.000%	8/1/19	2,945	3,207
Frederick County MD GO	5.000%	8/1/20	2,145	2,406
Frederick County MD GO	5.000%	2/1/21	2,000	2,277
Frederick County MD GO	5.000%	2/1/22	1,785	2,080
Harford County MD Public Improvement GO	5.000%	2/1/19	6,980	7,474
Howard County MD GO	5.000%	8/15/19	1,375	1,499
Howard County MD GO	5.000%	2/15/20	1,000	1,107
Howard County MD GO	5.000%	2/15/20	2,880	3,189
Howard County MD GO	5.000%	2/15/21	10,825	12,335
Howard County MD GO	5.000%	2/15/22	11,360	13,247
Maryland Department of Transportation Revenue	5.000%	12/15/18	16,020	17,071
Maryland Department of Transportation Revenue	5.000%	12/15/19	17,875	19,686
Maryland Department of Transportation Revenue	4.000%	5/15/20	2,355	2,554
Maryland Department of Transportation Revenue	4.000%	9/1/21	20,665	22,957
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,867
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/17 (4)	1,250	1,254
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/18 (4)	810	836
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/19 (4)	675	714
Maryland GO	5.000%	3/1/18	3,395	3,513
Maryland GO	5.000%	3/15/18	5,000	5,181
Maryland GO	5.000%	11/1/18	1,375	1,459
Maryland GO	5.000%	3/1/19	10,000	10,736
Maryland GO	5.000%	3/1/19	3,420	3,672
Maryland GO	5.000%	3/15/19	1,090	1,172
Maryland GO	5.000%	3/15/19	9,285	9,982
Maryland GO	5.000%	6/1/19	18,490	20,024
Maryland GO	4.500%	8/1/19	1,400	1,509
Maryland GO	5.000%	8/1/19	5,000	5,445
Maryland GO	5.000%	11/1/19	7,855	8,622
Maryland GO	5.000%	3/1/20	12,450	13,803
Maryland GO	5.000%	6/1/20	50,410	56,306
Maryland GO	5.000%	8/1/20	77,530	87,025
Maryland GO	5.000%	8/1/20	2,000	2,245
Maryland GO	5.250%	8/1/20	29,620	33,484
Maryland GO	5.000%	6/1/21	12,000	13,780
Maryland GO	5.000%	8/1/21	15,185	17,508
Maryland GO	5.000%	8/1/21	20,000	23,060
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.000%	1/1/20	750	806
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.000%	1/1/21	1,000	1,095
Maryland Health & Higher Educational Facilities Authority Revenue
(Anne Arundel Health System)	4.000%	7/1/17	500	503
Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group)	5.000%	7/1/18	1,000	1,048
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.488%	11/15/17	11,840	11,872
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.238%	5/15/18	4,650	4,654
2 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.258%	5/15/18	9,625	9,635
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/17	2,020	2,044
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/18	2,000	2,099
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/19	2,600	2,816
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/17	500	503
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/19	900	971

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Peninsula Regional Medical Center)	5.000%	7/1/17	1,790	1,803
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Peninsula Regional Medical Center)	5.000%	7/1/18	1,695	1,772
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	5.000%	7/1/20	700	775
	Maryland Health & Higher Educational Facilities Authority Revenue
	(University of Maryland Medical System)	4.000%	7/1/21	1,000	1,092
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Western Maryland Health System)	5.000%	7/1/17	5,000	5,034
	Maryland Health & Higher Educational Facilities Authority Revenue
	(Western Maryland Health System)	5.000%	7/1/18	6,195	6,463
	Maryland Health & Higher Educational Facilities Authority Revenue VRDO	0.900%	5/5/17 LOC	10,655	10,655
	Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/19	10,570	11,348
	Montgomery County MD GO	5.000%	11/1/17	4,800	4,902
	Montgomery County MD GO	5.000%	7/1/19	12,820	13,923
	Montgomery County MD GO	5.000%	7/1/19	5,010	5,441
	Montgomery County MD GO	5.000%	8/1/19	1,570	1,710
	Montgomery County MD GO	5.000%	12/1/19	15,800	17,388
	Montgomery County MD GO	5.000%	12/1/19	14,950	16,453
	Montgomery County MD GO	5.000%	11/1/20	5,900	6,672
	Montgomery County MD GO	5.000%	12/1/20	16,380	18,567
	Montgomery County MD GO	5.000%	12/1/21	12,970	15,067
	Prince Georges County MD GO	5.000%	9/1/17	8,015	8,130
	Prince Georges County MD GO	5.000%	3/1/18	5,280	5,463
	Prince Georges County MD GO	5.000%	8/1/19	5,075	5,527
	Prince Georges County MD GO	5.000%	3/1/20	2,200	2,439
	Prince Georges County MD GO	5.000%	9/15/20	1,720	1,938
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,800	5,165
	University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/20	4,040	4,487
	Washington MD Suburban Sanitary Commission GO	5.000%	6/1/19	4,285	4,641
	Washington MD Suburban Sanitary Commission GO	4.000%	6/1/20	12,870	13,986
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,000	2,089
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	7,290	7,615
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,260	7,862
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/19	7,585	8,214
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	2,500	2,792
	Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	4,820	5,384
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/19	1,640	1,759
	Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/20	1,735	1,896
					790,145
Massachusetts (3.8%)
	Boston MA GO	5.000%	2/1/18	7,965	8,216
	Boston MA GO	5.000%	8/1/18	4,045	4,253
	Boston MA GO	5.000%	3/1/20	1,850	1,856
[1,2]	Eaton Vance Massachusetts Municipal Bond Fund	1.900%	7/1/19	6,475	6,479
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18	1,000	1,050
	Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/19	9,500	10,307
	Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	1.200%	11/24/17	29,195	29,195
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	0.990%	5/1/17	25,420	25,420
1	Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.000%	5/5/17	29,934	29,934
	Massachusetts Clean Water Trust Revenue	5.000%	2/1/19	3,305	3,538
	Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.860%	5/5/17	6,875	6,875
	Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	2,550	2,658
	Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,724
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	5,000	5,605
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	10/15/20	1,610	1,818
	Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	3,700	4,262
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.450%	1/30/18	8,785	8,795
2	Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.380%	1/29/20	5,500	5,412
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	3.000%	7/1/17	2,310	2,318
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	3.000%	7/1/18	1,000	1,021
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/19	800	845
	Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	4.000%	7/1/20	600	646
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/20	500	550
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/21	750	842
	Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	440	499
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,260	2,275
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/18	500	520
	Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/20	1,435	1,571
2	Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.180%	7/1/17	15,460	15,459

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts GO	2.000%	5/22/17	83,000	83,056
	Massachusetts GO	2.000%	6/26/17	40,000	40,076
2	Massachusetts GO	1.330%	1/1/18	9,100	9,106
	Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,399
	Massachusetts GO	5.000%	10/1/22	10,000	11,786
	Massachusetts GO PUT	1.050%	7/1/20	23,500	23,134
2	Massachusetts GO PUT	1.200%	8/1/17	28,180	28,180
1	Massachusetts GO TOB VRDO	0.990%	5/1/17 (4) LOC	14,765	14,765
	Massachusetts GO VRDO	0.900%	5/5/17	27,150	27,150
	Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,997
4	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	3,115	3,301
	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/22	2,800	3,362
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.200%	5/3/17 (4)	9,250	9,250
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	1.250%	5/5/17 (4)	4,000	4,000
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)
	VRDO	0.870%	5/5/17 LOC	6,200	6,200
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/20	1,500	1,643
	Massachusetts Port Authority Revenue	4.000%	7/1/18	1,320	1,367
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19 (ETM)	775	837
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	225	243
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/19	1,000	1,095
[1,2]	Massachusetts Water Resources Authority Revenue TOB PUT	1.100%	7/3/17 LOC	7,250	7,250
1	Massachusetts Water Resources Authority Revenue TOB VRDO	1.000%	5/5/17 LOC	30,030	30,030
1	Massachusetts Water Resources Authority Revenue TOB VRDO	1.000%	5/5/17 (4) LOC	19,300	19,300
	Massachusetts Water Resources Authority Revenue VRDO	0.930%	5/5/17	26,500	26,500
	University of Massachusetts Building Authority Revenue PUT	1.200%	11/24/17	9,390	9,390
					552,360
Michigan (2.3%)
1	Detroit MI City School District GO TOB VRDO	1.150%	5/5/17 (18)	10,245	10,245
1	Detroit MI City School District GO TOB VRDO	1.760%	5/5/17 (18)	17,845	17,845
	East Lansing MI School District GO	5.000%	5/1/17	650	650
	East Lansing MI School District GO	5.000%	5/1/18	335	348
	East Lansing MI School District GO	5.000%	5/1/19	450	484
1	Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.100%	5/5/17 (4)	6,235	6,235
	Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System)	5.000%	11/15/18	1,500	1,587
	Lansing MI School District GO	4.000%	5/1/18	1,395	1,436
	Lansing MI School District GO	5.000%	5/1/19	765	821
	Lincoln MI Consolidated School District GO	5.000%	5/1/17 (4)	1,000	1,000
	Lincoln MI Consolidated School District GO	5.000%	5/1/19 (4)	1,100	1,183
	Lincoln MI Consolidated School District GO	5.000%	5/1/20 (4)	1,000	1,108
	Livonia MI Public Schools School District GO	4.000%	5/1/17 (15)	1,000	1,000
	Livonia MI Public Schools School District GO	5.000%	5/1/18 (15)	850	883
	Marysville MI Public Schools District GO	4.000%	5/1/19	1,425	1,504
	Michigan Building Authority Revenue	5.000%	4/15/18	2,750	2,857
	Michigan Building Authority Revenue	5.000%	10/15/18	6,020	6,368
	Michigan Building Authority Revenue	5.000%	4/15/19	8,300	8,929
	Michigan Finance Authority Revenue	4.000%	10/1/17	1,155	1,169
	Michigan Finance Authority Revenue	5.000%	10/1/18	1,135	1,192
	Michigan Finance Authority Revenue	5.000%	4/1/19	23,360	24,823
	Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,117
	Michigan Finance Authority Revenue	5.000%	4/1/21	7,250	8,002
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/18	1,500	1,552
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/19	3,000	3,175
	Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,348
1	Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.100%	5/5/17	6,060	6,060
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,355	1,363
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,035
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,033
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	503
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,000	1,039
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,261
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,739
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,195
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,065
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,758
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19	800	860
	Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20	300	329
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	350	356
	Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	750	782
	Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	3.000%	10/1/18	1,770	1,821

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	2,005	2,194
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/18	250	266
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/19	500	549
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/18	6,425	6,607
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	10,275	10,771
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/19	22,000	23,473
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/20	6,335	6,882
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/20	4,185	4,539
Michigan GO	5.000%	12/1/17	2,715	2,782
Michigan Higher Education Facilities Authority Revenue (Albion College Project) VRDO	0.920%	5/5/17 LOC	30,665	30,665
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18 (Prere.)	360	359
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	0.950%	2/1/18	10,640	10,636
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.000%	5/30/18	15,000	15,120
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,768
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	3,165	3,155
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	7,000	7,030
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) VRDO	0.870%	5/5/17	3,000	3,000
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/17	2,100	2,108
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.750%	5/15/18 (Prere.)	2,500	2,624
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18	500	513
Michigan Trunk Line Revenue	5.000%	11/15/17	13,500	13,809
Portage MI Public Schools GO	5.000%	11/1/18	1,180	1,248
Portage MI Public Schools GO	5.000%	5/1/19	525	565
Portage MI Public Schools GO	5.000%	11/1/19	1,465	1,601
Portage MI Public Schools GO	5.000%	11/1/20	750	843
Rockford MI Public Schools GO	3.000%	5/1/18	845	862
Rockford MI Public Schools GO	4.000%	5/1/19	1,360	1,436
Royal Oak MI City School District GO	5.000%	5/1/17	1,300	1,300
Royal Oak MI City School District GO	5.000%	5/1/18	1,000	1,040
1 Saginaw Valley State University Michigan Revenue TOB VRDO	1.070%	5/5/17 (4)(Prere.)	5,000	5,000
St. Johns MI Public Schools School District GO	5.000%	5/1/19 (18)	7,250	7,784
University of Michigan Revenue	5.000%	4/1/19	2,215	2,387
University of Michigan Revenue	5.000%	4/1/20	1,500	1,670
University of Michigan Revenue	5.000%	4/1/20	1,750	1,948
University of Michigan Revenue	5.000%	4/1/21	1,500	1,717
1 Wayne State University Michigan Revenue TOB VRDO	1.050%	5/5/17	2,500	2,500
				343,811
Minnesota (1.2%)
Hennepin County MN GO	5.000%	12/15/17	4,355	4,469
Hennepin County MN GO	5.000%	12/1/18	4,605	4,900
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/19	300	315
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/20	350	375
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	137
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/18	3,130	3,239
Minneapolis & St. Paul MN Metropolitan Council Transit GO	5.000%	3/1/19	3,230	3,468
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/19	4,485	4,815
Minneapolis MN GO	2.000%	12/1/18	12,800	13,005
Minneapolis MN Health Care System Revenue (Fairview Health Services)	4.000%	11/15/18	750	781
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/19	750	817
Minnesota GO	5.000%	10/1/17	3,545	3,607
Minnesota GO	5.000%	8/1/18	3,295	3,462
Minnesota GO	5.000%	8/1/19	5,940	6,464
Minnesota GO	5.000%	8/1/19	2,275	2,476
Minnesota GO	5.000%	8/1/19	12,920	14,070
Minnesota GO	5.000%	8/1/20	10,750	12,059
Minnesota GO	5.000%	8/1/20	32,940	36,952
Minnesota GO	5.000%	8/1/20	13,070	14,662
Minnesota GO	5.000%	8/1/20	10,000	11,218
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	7,860	8,133
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/19	4,125	4,429
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20	8,665	9,607
Minnesota Public Facilities Authority Water Pollution Control Revenue	5.000%	3/1/19	5,700	6,120
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/17	465	471
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/18	885	929
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/19	555	601
University of Minnesota Revenue	5.000%	12/1/18	1,750	1,862
University of Minnesota Revenue	5.000%	12/1/21	3,920	4,433
				177,876

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
Mississippi (0.2%)
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/19	1,250	1,337
	Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/20	1,000	1,093
	Jackson MS Public School District GO	5.000%	4/1/18	500	518
	Jackson MS Public School District GO	5.000%	4/1/19	1,660	1,772
	Jackson MS Public School District GO	5.000%	4/1/20	1,500	1,645
	Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
	(Chevron USA Inc. Project) VRDO	0.880%	5/1/17	6,300	6,300
2	Mississippi GO	1.430%	9/1/17	5,390	5,392
2	Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	2.200%	8/15/20	7,850	7,796
					25,853
Missouri (1.1%)
	Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	5,000	5,493
	Curators of the University of Missouri System Facilities Revenue VRDO	0.880%	5/5/17	47,070	47,070
	Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/17	2,000	2,048
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/18	425	438
	Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/19	645	686
	Kansas City MO Airport Revenue	5.000%	9/1/17	1,250	1,267
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	925	974
	Kansas City MO Special Obligation Revenue	5.000%	10/1/18	5,000	5,263
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,510	2,723
	Kansas City MO Special Obligation Revenue	5.000%	10/1/19	2,750	2,984
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	2,000	2,222
	Kansas City MO Special Obligation Revenue	5.000%	10/1/20	1,260	1,400
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/18	3,675	3,807
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/19	2,000	2,139
	Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/20	2,660	2,918
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/19	1,000	1,067
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/20	1,000	1,103
	Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/21	2,880	3,314
	Missouri Environmental Improvement & Energy Resources Authority Revenue
	(Kansas City Power & Light)	1.250%	7/1/17	4,000	4,002
	Missouri Health & Educational Facilities Authority Revenue (St. Luke’s Health System Inc.)	5.000%	11/15/20	1,440	1,619
	Missouri Highways & Transportation Commission Road Revenue	5.250%	5/1/17 (Prere.)	11,000	11,004
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/19	1,000	1,080
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	1,145	1,274
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/18	2,400	2,464
[1,2]	North Kansas City MO School District GO TOB PUT	0.970%	5/4/17	17,750	17,750
	Springfield MO Public Utility Revenue	5.000%	8/1/18	16,375	17,207
	St. Louis County MO Rockwood School District GO	4.000%	2/1/20	12,775	13,764
	St. Louis MO Parking Revenue	5.000%	12/15/17 (4)	1,285	1,316
	St. Louis MO Parking Revenue	5.000%	12/15/19 (4)	1,000	1,093
	St. Louis MO Parking Revenue	5.000%	12/15/20 (4)	1,000	1,115
					160,604
Montana (0.0%)
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	4.000%	2/15/18	1,600	1,636
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/19	890	947
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/20	1,750	1,917
	Montana Facility Finance Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/18	1,875	1,926
					6,426
Multiple States (1.1%)
[1,2]	Eaton Vance Municipal Bond Fund II	1.950%	7/1/19	8,850	8,851
1	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.150%	5/5/17 LOC	109,000	109,000
1	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	0.990%	5/4/17 LOC	36,000	36,000
					153,851
Nebraska (0.5%)
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	30,000	32,552
	Douglas County NE GO	4.000%	12/15/18	2,500	2,620
	Douglas County NE GO	5.000%	12/15/19	2,605	2,862
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	3.000%	11/1/17	700	707
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	4.000%	11/1/18	925	961
	Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,180	5,183
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/17	500	507
	University of Nebraska Facilities Corp. Revenue	5.000%	7/15/18	4,685	4,915
	University of Nebraska Facilities Corp. Revenue	3.000%	7/15/19	5,530	5,758
	University of Nebraska Student Fee Revenue	5.000%	7/1/17	1,105	1,113
	University of Nebraska Student Fee Revenue	4.000%	7/1/18	2,785	2,884

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	University of Nebraska Student Fee Revenue	4.000%	7/1/19	2,395	2,545
	University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,100	1,260
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/18	1,070	1,104
	University of Nebraska Student Health & Recreation Project Revenue	4.000%	5/15/19	1,110	1,176
					66,147
Nevada (0.7%)
	Clark County NV School District GO	5.000%	6/15/17	11,105	11,165
	Clark County NV School District GO	5.000%	6/15/17	7,015	7,053
	Clark County NV School District GO	5.000%	6/15/20	48,275	53,636
	Humboldt County NV Pollution Control Revenue (Sierra Pacific Power Co.) PUT	1.250%	6/3/19	1,750	1,747
	Nevada GO	5.000%	4/1/19	16,405	17,648
	Nevada Unemployment Compensation Revenue	5.000%	6/1/17	10,000	10,039
					101,288
New Hampshire (0.2%)
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/18	450	471
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/19	600	645
	New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/20	1,265	1,391
1	New Hampshire Health & Education Facilities Authority Revenue (LRGHealthcare) TOB VRDO	0.930%	5/5/17	15,645	15,645
	New Hampshire Health & Education Facilities Authority Revenue
	(Southern New Hampshire Medical Center)	3.000%	10/1/19	1,230	1,271
	New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/20 (Prere.)	2,005	2,246
					21,669
New Jersey (3.2%)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/18	2,775	2,854
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/19	3,050	3,236
[1,2]	Eaton Vance New Jersey Municipal Bond Fund II	1.900%	7/1/19	8,700	8,701
	Howell Township NJ BAN	2.000%	10/19/17	11,850	11,898
	Monmouth County NJ GO	4.000%	1/15/18	1,350	1,380
	Monmouth County NJ Improvement Authority Revenue (Pooled Government Loan)	5.000%	12/1/20	2,575	2,912
	Monroe Township NJ Board of Education GO	4.000%	8/1/17	1,085	1,093
	Monroe Township NJ Board of Education GO	4.000%	8/1/18	2,070	2,142
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	14,765
	New Jersey Economic Development Authority Revenue	5.000%	6/15/19	50,000	52,502
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/17	5,800	5,824
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	3,235	3,340
1	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.950%	5/5/17 LOC	9,805	9,805
1	New Jersey Economic Development Authority Revenue (School Facilities Construction)
	TOB VRDO	0.960%	5/5/17 LOC	18,310	18,310
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	2,000	2,241
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	1,345	1,507
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	1,000	1,152
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	4,980	5,856
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,758
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,505
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	115
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/17	2,000	2,014
	New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,005
	New Jersey Health Care Facilities Financing Authority Revenue
	(Palisades Medical Center Obligated Group)	5.000%	7/1/17 (ETM)	230	232
	New Jersey Health Care Facilities Financing Authority Revenue
	(Palisades Medical Center Obligated Group)	5.000%	7/1/17	1,075	1,083
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	4.000%	7/1/17	1,500	1,507
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/20	2,100	2,315
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/17	5,105	5,129
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	3.000%	7/1/18	1,300	1,323
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/19	1,200	1,258
	New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,061
	New Jersey Health Care Facilities Financing Authority Revenue (Trinitas Hospital Obligated Group)	5.250%	7/1/23	9,010	9,073
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/18	750	774
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	4.000%	7/1/19	2,000	2,113
	New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.000%	7/1/19	1,000	1,078
1	New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.120%	5/5/17	5,000	5,000
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.000%	11/1/17	3,100	3,098
	New Jersey Housing & Mortgage Finance Agency Multi-Family Housing Revenue	1.050%	5/1/18	7,000	6,988
	New Jersey Transportation Corp. GAN	5.000%	9/15/17	14,500	14,700
	New Jersey Transportation Corp. GAN	5.000%	9/15/18	16,345	16,998
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	38,550	40,698

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	42,510	45,388
	New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,350	28,315
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/17	5,000	5,024
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/18	6,000	6,187
	New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.750%	6/15/18	7,140	7,422
2	New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.900%	12/15/19	35,000	34,480
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/17	4,200	4,220
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	13,425	13,732
	New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	9,070	9,353
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	0.950%	5/5/17 LOC	15,350	15,350
1	New Jersey Transportation Trust Fund Authority Transportation System Revenue TOB VRDO	1.170%	5/5/17	10,850	10,850
2	New Jersey Turnpike Authority Revenue PUT	1.580%	1/1/18	5,000	5,003
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.000%	5/5/17 (4)	6,500	6,500
1	New Jersey Turnpike Authority Revenue TOB VRDO	1.050%	5/5/17 LOC	8,635	8,635
	Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	3,000	3,011
					477,813
New Mexico (0.6%)
	Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,502
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.229%	2/1/18	5,010	5,019
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.278%	8/1/18	5,200	5,191
2	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.408%	8/1/19	56,525	56,328
	New Mexico Severance Tax Revenue	4.000%	7/1/18 (Prere.)	16,245	16,820
					87,860
New York (15.7%)
1	Battery Park City Authority New York Revenue TOB VRDO	0.920%	5/1/17 LOC	19,600	19,600
	Binghamton NY City School District BAN	1.500%	6/30/17	5,600	5,603
	Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,047
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	2.000%	11/1/17	500	502
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	4.000%	11/1/18	580	601
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	5.000%	11/1/19	325	351
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	5.000%	11/1/20	650	717
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	5.000%	11/1/21	500	562
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/17	250	252
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/20	500	549
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/18	1,000	1,049
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/19	680	732
	Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,520
	Clarence NY BAN	2.000%	7/21/17	6,200	6,212
	Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,800	3,807
[1,2]	Eaton Vance New York Municipal Bond Fund II	1.750%	7/1/19	5,750	5,751
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,435	3,436
	Frontier NY Central School District BAN	2.000%	6/27/17	26,025	26,058
	Guilderland NY Central School District BAN	2.000%	7/14/17	3,268	3,273
1	Hudson Yards Infrastructure Corp. New York Revenue TOB VRDO	0.950%	5/5/17 LOC	6,065	6,065
	Johnson City NY Central School District BAN	2.000%	6/22/17	8,070	8,079
	Lewiston-Porter NY Central School District BAN	2.000%	6/15/17	9,000	9,009
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/17	1,000	1,000
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/17	9,950	10,087
2	Long Island NY Power Authority Electric System Revenue PUT	1.568%	11/1/18	17,000	17,048
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/17	1,450	1,451
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/17	3,730	3,731
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,083
	Mount Vernon City School District BAN	2.000%	8/18/17	8,560	8,577
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Catholic Health Services)	5.000%	7/1/19	1,305	1,404
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/17	1,320	1,329
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Winthrop University Hospital Association Project)	4.000%	7/1/17	1,500	1,507
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	3.000%	7/1/17	900	903
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/18	800	826
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	396
	New Rochelle NY School District TAN	2.000%	6/29/17	6,000	6,009
	New York City NY GO	1.050%	5/3/17 (4)	23,000	23,000

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	1.250%	5/4/17 (4)	43,425	43,425
New York City NY GO	0.200%	5/5/17 (12)	3,100	3,100
New York City NY GO	1.130%	5/5/17 (4)	6,975	6,975
New York City NY GO	0.990%	5/8/17 (4)	11,500	11,500
New York City NY GO	1.350%	5/8/17 (12)	36,050	36,050
New York City NY GO	4.000%	8/1/17	5,705	5,751
New York City NY GO	5.000%	8/1/17	10,000	10,106
New York City NY GO	5.000%	8/1/17	33,680	34,037
New York City NY GO	5.000%	8/1/17 (ETM)	445	450
New York City NY GO	5.000%	8/1/17	3,860	3,901
New York City NY GO	5.000%	8/1/17	34,730	35,099
New York City NY GO	5.000%	8/1/17	20,000	20,212
New York City NY GO	5.000%	8/1/17	3,715	3,754
New York City NY GO	5.000%	8/1/17	7,280	7,357
New York City NY GO	5.000%	8/1/18	3,250	3,412
New York City NY GO	5.000%	8/1/19	15,425	16,762
New York City NY GO	5.000%	8/1/19	6,190	6,727
New York City NY GO	5.000%	8/1/21	12,180	13,983
New York City NY GO	5.000%	8/1/21	1,045	1,200
New York City NY GO VRDO	0.880%	5/1/17 LOC	3,900	3,900
New York City NY GO VRDO	0.890%	5/1/17	6,800	6,800
New York City NY GO VRDO	0.900%	5/5/17 LOC	26,305	26,305
New York City NY GO VRDO	0.900%	5/5/17 LOC	15,050	15,050
New York City NY GO VRDO	0.900%	5/5/17 LOC	55,000	55,000
New York City NY GO VRDO	0.900%	5/5/17 LOC	50,340	50,340
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	6,215	6,212
New York City NY Housing Development Corp. Multi-Family Housing Revenue	0.850%	11/1/17	2,000	2,000
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	12,010	12,012
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.350%	5/1/18	10,000	10,001
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	11/1/18	27,500	27,506
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,090	13,093
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,109
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	3,005	3,006
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	24,685	24,693
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	1.000%	10/26/17	4,705	4,705
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,494
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,756
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,981
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,100	3,182
1 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.980%	5/5/17	18,500	18,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	7,700	7,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	15,345	15,345
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.860%	5/5/17	6,800	6,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.890%	5/5/17	12,695	12,695
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.900%	5/5/17	42,560	42,560
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.920%	5/5/17	7,835	7,835
New York City NY Transitional Finance Authority Future Tax Revenue	1.250%	5/4/17 (4)	7,600	7,600
New York City NY Transitional Finance Authority Future Tax Revenue	1.350%	5/5/17 (4)	64,275	64,275
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	12,005	12,259
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	14,265	14,564
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (Prere.)	11,805	12,052
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/19 (ETM)	1,300	1,414
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	18,700	20,491
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,110	2,312
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	6,825	7,698
1 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.990%	5/1/17	13,145	13,145
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.870%	5/1/17	8,200	8,200
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.880%	5/1/17	5,000	5,000
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.860%	5/5/17 LOC	16,400	16,400
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.870%	5/5/17	16,300	16,300
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	8/1/17 (ETM)	6,250	6,300
1 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.200%	5/5/17	5,000	5,000
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.950%	5/5/17	37,805	37,805
1 New York Liberty Development Corp. Revenue (Port Authority Consolidated Bonds) TOB VRDO	0.980%	5/5/17	27,435	27,435
2 New York Metropolitan Transportation Authority Revenue	1.488%	11/1/17	2,950	2,957
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	1,190	1,217
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	12,784
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	3,500	3,713
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,301

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	5,000	5,005
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	19,065	19,084
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	4.000%	6/1/17	67,725	67,919
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.280%	6/1/17	19,905	19,905
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.270%	11/1/18	2,000	2,000
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.350%	11/1/19	2,875	2,876
2 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.480%	11/1/19	21,000	21,071
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	1,200	1,227
1 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.000%	5/5/17	11,250	11,250
2 New York Metropolitan Transportation Authority Revenue PUT	1.008%	11/1/17	27,310	27,303
2 New York Metropolitan Transportation Authority Revenue PUT	1.260%	11/15/17	49,600	49,572
2 New York Metropolitan Transportation Authority Revenue PUT	1.278%	5/15/18 (4)	10,750	10,752
2 New York Metropolitan Transportation Authority Revenue PUT	0.959%	11/1/19	12,320	12,282
2 New York Metropolitan Transportation Authority Revenue PUT	1.359%	2/1/20	9,500	9,517
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	69,000	75,476
2 New York Metropolitan Transportation Authority Revenue PUT	1.248%	4/6/20 (4)	6,500	6,496
2 New York Metropolitan Transportation Authority Revenue PUT	1.480%	6/1/20	87,500	87,410
1 New York Metropolitan Transportation Authority Revenue TOB VRDO	1.020%	5/5/17	12,500	12,500
New York Metropolitan Transportation Authority Revenue VRDO	0.870%	5/5/17 LOC	11,500	11,500
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,683
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,270
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/17	1,000	1,007
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/18	1,000	1,044
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/17	2,000	2,001
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	2,500	2,599
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/17	6,200	6,281
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/18	1,300	1,341
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/19	1,500	1,569
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	1,000	1,071
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	16,215	17,360
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,120	10,835
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/19	9,765	10,574
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/20	4,750	5,268
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,805	14,581
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	8,000	9,110
1 New York State Dormitory Authority Revenue (Personal Income Tax) TOB VRDO	0.930%	5/5/17	565	565
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (15)	500	509
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	3,445	3,505
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,300	3,358
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (15)	1,000	1,057
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,160	2,281
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/17	6,865	6,915
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18 (ETM)	370	390
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/18	630	650
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19 (ETM)	600	651
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	11/1/19	1,025	1,073
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	23,100	23,939
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	39,070	40,490
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	31,555	33,906
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	24,300	26,120
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	15,085	16,874
New York State Housing Finance Agency Affordable Housing Revenue	0.850%	11/1/17	10,000	10,000
New York State Housing Finance Agency Affordable Housing Revenue	0.900%	11/1/17	3,000	2,997
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,190	4,194
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,903
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,251
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,503
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	6,250	6,258
New York State Housing Finance Agency Affordable Housing Revenue	1.900%	5/1/21	14,210	14,272
New York State Housing Finance Agency Housing Revenue	0.900%	11/1/17	5,000	4,999
New York State Housing Finance Agency Housing Revenue (10 Barclay Street) VRDO	0.860%	5/5/17 LOC	5,900	5,900
New York State Housing Finance Agency Housing Revenue (625 W 57th St) VRDO	0.980%	5/5/17 LOC	6,645	6,645
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	848
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	994
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,477
New York State Housing Finance Agency Revenue (Riverside Center) VRDO	0.900%	5/5/17 LOC	5,475	5,475
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	2,365	2,455
New York State Thruway Authority Revenue	5.000%	1/1/18	1,500	1,540
New York State Thruway Authority Revenue	5.000%	5/1/19	41,875	45,064
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	3,900	4,188

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	19,195	21,907
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	13,200	15,065
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	9,765	11,395
	New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/20	1,500	1,611
	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,457
	North Syracuse NY Central School District RAN	2.000%	6/28/17	10,000	10,012
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	1.520%	10/1/17	17,500	17,501
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.980%	5/5/17 LOC	36,000	36,000
1	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.130%	5/5/17 LOC	23,500	23,500
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	530
	Onondaga County NY Trust For Cultural Resources Revenue (Syracuse University Project) VRDO	0.900%	5/5/17 LOC	12,125	12,125
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,161
	Port Authority of New York & New Jersey Revenue	5.000%	8/15/18 (4)	2,855	2,891
	Schenectady NY BAN	2.000%	5/11/17	41,962	41,975
	Tobacco Settlement Financing Corp. New York Revenue	2.000%	6/1/17	6,000	6,005
	Tobacco Settlement Financing Corp. New York Revenue	3.000%	6/1/18	9,625	9,787
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/18	1,000	1,033
	Tobacco Settlement Financing Corp. New York Revenue	4.000%	6/1/19	6,000	6,278
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	1,500	1,605
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/20	5,000	5,462
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	1,000	1,081
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	3,435	3,850
2	Triborough Bridge & Tunnel Authority New York Revenue	1.250%	1/1/18 (4)	5,000	4,997
2	Triborough Bridge & Tunnel Authority New York Revenue	1.340%	1/1/19 (4)	1,800	1,799
2	Triborough Bridge & Tunnel Authority New York Revenue PUT	1.059%	2/1/19	10,350	10,256
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.910%	5/5/17 LOC	26,485	26,485
	Westchester County NY GO	5.000%	1/1/19	500	534
	Westchester County NY GO	5.000%	1/1/20	3,350	3,697
	Westchester County NY GO	5.000%	1/1/21	1,550	1,762
	Windsor NY Central School District BAN	1.500%	8/18/17	7,250	7,253
	Yonkers NY GO	3.000%	7/1/17	1,005	1,008
	Yonkers NY GO	3.000%	8/15/17	510	513
					2,314,639
North Carolina (2.1%)
	Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/19	2,750	2,994
	Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,345	3,752
	Charlotte NC GO	5.000%	7/1/17	2,000	2,015
	Charlotte NC GO	5.000%	12/1/17	5,335	5,466
	Charlotte NC GO	3.000%	7/1/18	3,015	3,089
	Charlotte NC GO	5.000%	7/1/18	5,000	5,240
	Charlotte NC GO	5.000%	12/1/18	4,000	4,256
	Charlotte NC GO	5.000%	7/1/22	3,465	4,070
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/19	1,350	1,486
	Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	2,310	2,585
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System)	4.000%	1/15/18	4,105	4,193
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System)	5.000%	1/15/19	3,575	3,811
1	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) TOB VRDO	0.930%	5/5/17	10,805	10,805
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) VRDO	0.870%	5/5/17 LOC	7,400	7,400
	Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
	(Carolinas HealthCare System) VRDO	0.920%	5/5/17	47,675	47,675
	East Carolina University North Carolina Revenue	5.000%	10/1/19	3,525	3,855
	East Carolina University North Carolina Revenue	5.000%	10/1/20	3,660	4,113
	Fayetteville NC Public Works Commission Revenue	5.000%	3/1/19	3,500	3,756
	Guilford County NC GO	4.000%	2/1/20	3,360	3,624
1	Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.960%	5/5/17 (4)	4,920	4,920
1	Johnston NC Memorial Hospital Authority Revenue TOB VRDO	0.970%	5/5/17 (4)	9,635	9,635
	Mecklenburg County NC GO	5.000%	8/1/18	4,000	4,205
	Mecklenburg County NC GO	5.000%	12/1/18	4,780	5,087
	Mecklenburg County NC GO	5.000%	3/1/19	5,000	5,368
	Mecklenburg County NC GO	4.000%	12/1/19	1,200	1,290
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/17	2,585	2,618
	New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	4.000%	10/1/18	1,480	1,539
	North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
	(Republic Services, Inc. Project) PUT	1.050%	6/1/17	23,750	23,750
	North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	2,245	2,393
	North Carolina GO	5.000%	3/1/18	4,770	4,931
	North Carolina GO	5.000%	3/1/19	3,865	4,150

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	North Carolina GO	5.000%	5/1/19	1,525	1,647
	North Carolina GO	5.000%	5/1/19	6,835	7,381
	North Carolina GO	5.000%	6/1/19	6,145	6,655
	North Carolina GO	5.000%	5/1/20	1,000	1,114
	North Carolina GO	5.000%	5/1/20	2,300	2,563
	North Carolina GO	5.000%	6/1/20	2,840	3,172
	North Carolina GO	5.000%	5/1/22	5,000	5,858
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Cape Fear Valley Health System)	4.000%	10/1/17	3,725	3,772
	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Cape Fear Valley Health System)	5.000%	10/1/18	3,780	3,978
2	North Carolina Medical Care Commission Health Care Facilities Revenue
	(Wake Forest Baptist Obligated Group) PUT	1.640%	12/1/17	7,655	7,644
	North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	1.250%	11/24/17	12,625	12,625
	North Carolina Medical Care Commission Hospital Revenue
	(Southeastern Regional Medical Center)	4.000%	6/1/17	620	622
	North Carolina Medical Care Commission Hospital Revenue
	(Southeastern Regional Medical Center)	4.000%	6/1/18	500	515
	North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/20	670	714
	North Carolina Turnpike Authority Revenue	5.000%	1/1/20	650	708
	North Carolina Turnpike Authority Revenue	5.000%	1/1/21	700	781
	North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	568
	Orange County NC Public Facilities Co. Revenue	5.000%	10/1/18	1,695	1,793
[1,2]	Raleigh NC Combined Enterprise System Revenue TOB PUT	0.970%	5/4/17	8,230	8,230
	Wake County NC GO	5.000%	9/1/17	9,000	9,129
	Wake County NC GO	5.000%	5/1/18	1,050	1,093
	Wake County NC GO	5.000%	3/1/19	22,555	24,216
	Wake County NC GO	5.000%	3/1/21	1,645	1,877
	Wake County NC GO	5.000%	3/1/21	2,395	2,732
	Wake County NC GO	5.000%	4/1/21	2,400	2,744
					306,202
North Dakota (0.0%)
1	North Dakota Public Finance Authority Revenue TOB VRDO	0.990%	5/5/17	5,095	5,095

Ohio (1.8%)
	Akron OH Bath & Copley Joint Township Hospital District Revenue
	(Summa Health System Obligated Group)	5.000%	11/15/17	1,000	1,019
	Akron OH Bath & Copley Joint Township Hospital District Revenue
	(Summa Health System Obligated Group)	5.000%	11/15/20	1,460	1,601
	Akron OH Income Tax Revenue	2.500%	12/13/17	11,000	11,084
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/17	2,875	2,944
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/18	1,145	1,216
	Akron OH Income Tax Revenue (Packaging Facilities)	5.000%	12/1/19	1,590	1,741
	American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,595	1,650
	American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,527
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,135	2,209
	American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	24,250	25,865
	Central Ohio Solid Waste Authority GO	4.000%	12/1/17 (ETM)	150	153
	Central Ohio Solid Waste Authority GO	4.000%	12/1/17	1,525	1,552
	Cleveland OH Airport System Revenue	5.000%	1/1/18 (4)	340	349
	Cleveland OH Airport System Revenue	5.000%	1/1/19 (4)	410	435
	Cleveland OH Airport System Revenue	5.000%	1/1/20 (4)	430	469
	Columbus OH GO	5.000%	2/15/18	10,000	10,328
	Columbus OH GO	5.000%	8/15/18	1,250	1,316
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	3.000%	12/1/17	470	476
	Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/18	1,000	1,062
	Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/18	1,000	1,034
	Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,615	7,676
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/18	280	285
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/19	560	581
	Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/20	575	604
	Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	536
1	Hamilton County OH Hospital Facilities Revenue (UC Health) TOB VRDO	1.020%	5/5/17 LOC	11,395	11,395
	Hamilton County OH Sales Tax Revenue	4.000%	12/1/18	1,500	1,571
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/18	2,900	3,082
	Hamilton County OH Sales Tax Revenue	5.000%	12/1/19	3,000	3,293
1	JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.020%	5/5/17	23,200	23,200
	Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/19	810	874
1	Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	1.080%	5/5/17 (Prere.)	10,460	10,460
1	Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.050%	5/5/17	4,000	4,000
	Newark OH BAN	2.000%	11/7/17	2,050	2,057

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	3,000	1,320
Ohio Common Schools GO	5.000%	3/15/18	10,860	11,252
Ohio Common Schools GO	5.000%	9/15/20	5,000	5,627
Ohio GO VRDO	0.910%	5/5/17	1,585	1,585
Ohio Higher Education GO	5.000%	5/1/20	10,520	11,709
Ohio Higher Education GO	5.000%	5/1/21	11,050	12,637
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,779
3 Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/19	1,500	1,617
3 Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/20	1,500	1,660
3 Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/21	1,045	1,180
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.120%	5/1/17	7,250	7,250
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.120%	5/1/17	8,750	8,750
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.120%	5/1/17	8,375	8,375
Ohio Revitalization Revenue	5.000%	4/1/18 (Prere.)	1,000	1,038
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.050%	6/1/17	3,350	3,350
1 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	1.000%	5/5/17	16,825	16,825
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	10,540	4,638
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/18	6,660	6,960
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	3,880	4,131
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/17	2,215	2,265
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.250%	12/1/18	1,510	1,593
Sandusky OH BAN	2.000%	10/5/17	1,500	1,505
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18	750	773
Toledo OH GO	4.000%	12/1/18 (4)	1,880	1,963
University of Akron Ohio General Receipts Revenue	4.000%	1/1/19	1,000	1,047
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/17	2,180	2,188
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/18	1,555	1,623
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,195
				268,479
Oklahoma (0.3%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	765
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,383
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,425
Comanche County OK Hospital Authority Revenue	5.000%	7/1/18	2,990	3,065
Norman OK Regional Hospital Authority Revenue	3.000%	9/1/17	1,000	1,006
Norman OK Regional Hospital Authority Revenue	4.000%	9/1/18	1,000	1,034
Norman OK Regional Hospital Authority Revenue	4.000%	9/1/19	2,000	2,108
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	1,170	1,288
Oklahoma City OK GO	4.000%	3/1/18	2,480	2,544
Oklahoma City OK GO	4.000%	3/1/19	2,775	2,927
Oklahoma City OK GO	5.000%	3/1/19	4,080	4,377
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.500%	8/15/18 (Prere.)	7,000	7,410
Oklahoma GO	5.000%	7/15/18	1,480	1,553
Oklahoma GO	5.000%	7/15/18	4,165	4,371
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/19	3,000	3,229
Oklahoma Water Resources Board Revolving Fund Revenue	5.000%	4/1/21	1,405	1,605
Tulsa County OK Industrial Authority Housing Revenue
(St. Thomas Square & Worthington Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,750
				46,840
Oregon (0.7%)
Multnomah County OR School District GO	5.000%	6/15/17	10,000	10,055
Multnomah County OR School District GO	5.000%	6/15/18	10,000	10,461
1 Oregon Department of Transportation Highway User Tax Revenue TOB VRDO	1.000%	5/5/17	5,000	5,000
Oregon Facilities Authority Revenue (PeaceHealth) VRDO	0.910%	5/5/17 LOC	5,200	5,200
2 Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.780%	10/1/17	8,750	8,750
Oregon GO	5.000%	5/1/18	1,500	1,562
Oregon GO	5.000%	5/1/18	1,125	1,172
Oregon GO	5.000%	11/1/18	3,750	3,980
Oregon GO	3.000%	5/1/19	2,500	2,600
Oregon GO	3.000%	6/1/19	1,000	1,041
Oregon GO	3.000%	11/1/19	1,000	1,048
Oregon GO	5.000%	5/1/20	2,725	3,033
3 Oregon GO	5.000%	8/1/20	3,300	3,698
Oregon GO	5.000%	11/1/20	3,100	3,502
3 Oregon GO	5.000%	8/1/21	1,750	2,011

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oregon GO	4.000%	11/1/21	3,610	4,017
	Oregon Health & Science University Revenue	5.000%	7/1/18	1,000	1,046
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	9,820	9,847
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,490	4,498
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	13,520	13,569
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/19	4,835	4,933
	Washington County OR GO	5.000%	3/1/19	2,365	2,541
					103,564
Pennsylvania (4.9%)
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	5/15/18	1,000	1,042
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	1.410%	2/1/21	5,850	5,849
[1,2]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	1.100%	6/1/17 LOC	10,000	10,000
[1,2]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	1.100%	7/3/17 LOC	10,075	10,075
1	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	0.920%	5/1/17 LOC	3,700	3,700
1	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	0.920%	5/1/17 LOC	19,310	19,310
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	10,000	7,575
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	0.930%	5/5/17	9,750	9,750
1	Berks County PA Municipal Authority Revenue (Reading Hospital & Medical Center Project)
	TOB VRDO	0.930%	5/5/17	8,420	8,420
2	Bethlehem PA Area School District Authority Revenue PUT	1.125%	1/1/18	3,990	3,992
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	664
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	528
	Bucks County PA GO	5.000%	5/1/18	500	521
	Bucks County PA GO	5.000%	5/1/19	1,500	1,620
	Bucks County PA Water & Sewer Authority Water System Revenue	1.500%	6/1/17 (15)	750	750
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/17 (15)	885	887
	Bucks County PA Water & Sewer Authority Water System Revenue	2.000%	6/1/18 (15)	500	505
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/18 (15)	1,025	1,056
	Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/19 (15)	500	527
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/18	920	949
	Clarion County PA Industrial Development Authority Revenue
	(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/19	970	1,022
	Coatesville PA School District GO	4.000%	8/1/20 (4)	325	349
	Coatesville PA School District GO	5.000%	8/1/21 (4)	1,270	1,434
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	3.000%	6/1/17	1,020	1,022
	Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	4.000%	6/1/19	1,250	1,319
	Delaware County PA GO	5.000%	10/1/19	3,000	3,286
	Delaware County PA GO	5.000%	10/1/20	2,680	3,020
2	Downingtown PA Area School District GO PUT	1.600%	5/1/19	5,075	5,080
	Erie PA GO	4.000%	11/15/17 (4)	3,000	3,048
2	Hempfield PA School District GO PUT	1.209%	8/1/19	8,865	8,803
	Hempfield PA School District GO VRDO	1.179%	8/1/19	1,905	1,890
	Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	2.500%	12/15/17	3,075	3,104
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/18	600	620
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/19	500	540
	Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	5.000%	7/1/20	820	909
	Lower Merion PA School District GO	4.000%	9/15/17	565	572
	Lower Merion PA School District GO	4.000%	9/15/18	3,670	3,824
	Lower Merion PA School District GO	5.000%	9/15/19	4,535	4,955
2	Manheim Township PA School District GO	0.948%	5/1/17	1,400	1,400
2	Manheim Township PA School District GO PUT	1.068%	5/1/18	6,850	6,799
	Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	4.000%	7/1/18	1,100	1,135
	Montgomery County PA GO	5.000%	4/1/19	1,840	1,979
	Montgomery County PA Higher Education & Health Authority Hospital Revenue
	(Abington Memorial Hospital)	5.000%	6/1/19	1,000	1,075
	Montgomery County PA Higher Education & Health Authority Revenue
	(Holy Redeemer Health System)	4.000%	10/1/18	1,000	1,034
	Montgomery County PA Higher Education & Health Authority Revenue
	(Holy Redeemer Health System)	4.000%	10/1/19	500	527
	Montgomery County PA Industrial Development Authority Health Services Revenue
	(Albert Einstein Healthcare Network)	5.000%	1/15/18	1,000	1,023

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/19	2,805	2,950
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,996
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,994
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	10,000	9,993
Mount Lebanon PA Hospital Authority Revenue (St. Clair Memorial Hospital Project)	5.000%	7/1/21	725	808
1 Mount Lebanon PA School District GO TOB VRDO	1.020%	5/5/17	15,500	15,500
2 North Penn PA Water Authority Revenue	0.928%	11/1/17	1,100	1,100
2 North Penn PA Water Authority Revenue	1.008%	11/1/18	700	697
2 North Penn PA Water Authority Revenue PUT	1.158%	11/1/19	2,500	2,482
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	4.000%	8/15/19	1,340	1,412
Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project)	5.000%	8/15/20	1,000	1,102
2 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	2.300%	8/15/20	8,125	8,132
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	1.150%	7/3/17	5,000	5,000
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	6,545	6,858
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,830	5,243
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/20	7,270	7,892
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	5,170	5,610
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/22	8,000	8,059
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	4,425	4,441
Pennsylvania GO	5.000%	4/1/18	25,410	26,347
Pennsylvania GO	5.000%	7/1/18	2,675	2,799
Pennsylvania GO	5.000%	8/15/18	15,170	15,943
Pennsylvania GO	5.000%	8/15/18	48,540	51,015
Pennsylvania Higher Educational Facilities Authority Revenue (Drexel University) VRDO	0.910%	5/5/17 LOC	1,570	1,570
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	1.219%	7/1/17 (10)	1,020	1,019
Pennsylvania Higher Educational Facilities Authority Revenue
(Slippery Rock University Foundation)	5.000%	7/1/17 (Prere.)	5,000	5,035
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/17	7,000	7,084
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	1.500%	5/1/17	3,730	3,730
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	4/30/20	2,410	2,410
Pennsylvania State University Revenue	4.000%	9/1/17	785	794
Pennsylvania State University Revenue	4.000%	9/1/17	1,680	1,698
Pennsylvania State University Revenue	5.000%	9/1/18	815	859
Pennsylvania State University Revenue	5.000%	9/1/18	2,850	3,004
Pennsylvania State University Revenue	5.000%	9/1/19	500	546
Pennsylvania State University Revenue	5.000%	9/1/19	4,200	4,582
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/18	1,250	1,324
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/19	1,260	1,375
2 Pennsylvania Turnpike Commission Revenue	1.288%	12/1/17	59,405	59,404
2 Pennsylvania Turnpike Commission Revenue	1.350%	12/1/17	15,000	15,005
2 Pennsylvania Turnpike Commission Revenue	1.500%	12/1/17	10,405	10,402
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (12)	2,650	2,760
2 Pennsylvania Turnpike Commission Revenue	1.388%	12/1/18	16,940	16,856
2 Pennsylvania Turnpike Commission Revenue	1.500%	12/1/18	8,750	8,744
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19	1,320	1,419
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10,080	10,963
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	22,000	24,130
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/20	18,520	20,421
2 Pennsylvania Turnpike Commission Revenue PUT	1.700%	12/1/18	6,500	6,500
1 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.980%	5/5/17 (12)	5,075	5,075
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	4.000%	12/1/17	4,190	4,266
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,674
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,767
Philadelphia PA Gas Works Revenue	5.000%	10/1/17	4,500	4,573
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	2,645	2,691
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,775	2,919
Philadelphia PA Gas Works Revenue	5.000%	10/1/18	7,500	7,891
Philadelphia PA Gas Works Revenue	5.000%	10/1/18 (2)	2,355	2,394
Philadelphia PA Gas Works Revenue	5.000%	10/1/19	6,500	7,035
Philadelphia PA Gas Works Revenue	5.000%	10/1/20	3,500	3,874
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	2,250	2,580

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA School District GO	5.000%	9/1/17	1,000	1,012
Philadelphia PA School District GO	5.000%	9/1/17	5,095	5,151
Philadelphia PA School District GO	5.000%	9/1/18	1,000	1,042
Philadelphia PA School District GO	5.000%	9/1/18	6,400	6,669
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,867
Philadelphia PA School District GO	5.000%	9/1/19	1,750	1,867
Philadelphia PA School District GO	5.000%	9/1/20	2,975	3,224
Philadelphia PA School District GO	5.000%	9/1/20	4,000	4,335
Philadelphia PA TRAN	2.000%	6/30/17	19,270	19,303
Philadelphia PA Water & Waste Water Revenue VRDO	0.900%	5/5/17 LOC	1,500	1,500
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.990%	5/5/17 (4)	30,000	30,000
Pittsburgh PA GO	5.000%	9/1/21	500	571
Scranton PA School District GO	4.000%	6/1/18	350	358
Scranton PA School District GO	5.000%	6/1/19	500	528
Scranton PA School District GO	5.000%	6/1/20	645	694
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/18 (15)	500	527
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/17	2,250	2,257
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/19	3,395	3,708
Swarthmore Borough PA Authority College Revenue (Swarthmore College)	5.000%	9/15/20	3,515	3,955
2 University Area Joint Authority Pennsylvania Sewer Revenue PUT	1.300%	11/1/17	2,900	2,897
West Shore PA Area Authority Revenue (Messiah Lifeways Obligated Group)	4.000%	7/1/19	1,685	1,748
2 York County PA GO PUT	0.968%	6/1/17	31,050	31,040
				726,488
Rhode Island (0.6%)
Narragansett RI Commission Wastewater System Revenue VRDO	0.900%	5/5/17 LOC	20,600	20,600
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Rhode Island School of Design) VRDO	0.900%	5/5/17 LOC	18,705	18,705
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Rhode Island School of Design) VRDO	0.900%	5/5/17 LOC	11,850	11,850
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/17 (ETM)	2,640	2,676
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18	2,990	3,094
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,394
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/17	14,715	14,741
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/18	1,250	1,293
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/19	1,760	1,871
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/20	1,500	1,629
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/17 (4)	1,815	1,817
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/17	2,000	2,003
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	3.000%	5/15/18 (4)	5,535	5,632
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/18	1,500	1,558
				88,863
South Carolina (0.6%)
2 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	1.358%	1/1/18	8,770	8,789
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/18	700	743
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/19	1,000	1,085
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/20	1,000	1,107
Richland County SC School District No. 2 GO	5.000%	4/1/19	5,525	5,951
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/17	2,305	2,359
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/18	1,000	1,059
South Carolina GO	5.000%	4/1/18	635	659
South Carolina GO	5.000%	4/1/18	765	794
South Carolina GO	5.000%	4/1/18	1,975	2,050
South Carolina GO	4.000%	4/1/19	1,170	1,238
South Carolina GO	5.000%	4/1/19	665	716
South Carolina GO	5.000%	4/1/19	805	867
South Carolina GO	5.000%	4/1/19	2,520	2,713

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina GO	5.000%	4/1/19	745	802
South Carolina GO	5.000%	4/1/19	2,610	2,810
South Carolina GO	4.000%	4/1/20	1,535	1,662
South Carolina GO	5.000%	8/1/20	10,000	11,225
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/20	1,310	1,437
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/21	1,900	2,134
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	650	657
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	870	910
South Carolina Jobs Economic Development Authority Revenue
(Bon Secours Health System) VRDO	0.920%	5/5/17 LOC	22,700	22,700
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	7,205	7,742
1 South Carolina Public Service Authority Revenue TOB VRDO	1.050%	5/5/17	6,310	6,310
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/17 (15)	675	686
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	4.000%	12/1/18 (15)	1,715	1,784
				90,989
South Dakota (0.0%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	500	505
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/17	450	455
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	3.000%	11/1/18	500	514
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/18	800	835
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/19	395	422
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/19	600	655
				3,386
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/18	2,375	2,503
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	4.000%	4/1/18	2,000	2,053
Johnson City TN Health & Educational Facilities Board Hospital Revenue (STS Health Alliance)
VRDO	0.880%	5/5/17 LOC	33,790	33,790
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/19	2,925	3,092
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	3.000%	4/1/18	400	405
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/19	400	417
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/19	385	414
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/20	395	430
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/20	1,000	1,098
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	4.000%	4/1/21	635	679
Memphis TN Electric System Revenue	5.000%	12/1/17	5,230	5,359
Memphis TN GO	5.000%	11/1/19	4,720	5,176
Metropolitan Government of Nashville & Davidson County TN GO	5.500%	7/1/19	13,640	14,945
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	12,700	12,669
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	5,539
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.980%	5/1/17 LOC	2,100	2,100
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.980%	5/1/17 LOC	3,000	3,000
Murfreesboro TN GO	5.000%	6/1/19	2,160	2,338
Shelby County TN GO	4.000%	4/1/18	600	617
Shelby County TN GO	5.000%	4/1/18	4,085	4,242
Shelby County TN GO	5.000%	4/1/18	7,060	7,331
Shelby County TN GO	5.000%	4/1/19	750	808
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/20	1,000	1,106
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	3,165	3,207
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	5,150	5,286
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	8,815	9,339
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	15,000	16,267
Tennessee GO	5.000%	10/1/18	1,030	1,091
Tennessee GO	5.000%	8/1/19	8,125	8,865
Williamson County TN GO	5.000%	4/1/19	4,070	4,381
				158,547
Texas (12.2%)
Aldine TX Independent School District GO	4.000%	2/15/18	1,755	1,798
Aldine TX Independent School District GO	5.000%	2/15/19	2,320	2,483

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Aldine TX Independent School District GO	5.000%	2/15/20	8,875	9,797
	Arlington TX Independent School District GO	4.000%	2/15/18	1,375	1,409
	Arlington TX Independent School District GO	4.000%	2/15/19	1,225	1,290
	Arlington TX Independent School District GO	5.000%	2/15/20	1,200	1,327
	Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/18	500	525
	Austin TX GO	5.000%	9/1/19	1,250	1,364
	Bexar County TX GO	5.000%	6/15/20	7,840	8,739
	Bexar County TX GO	5.000%	6/15/20	2,595	2,892
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	4,500	4,507
	Board of Regents of the Texas A&M University System Revenue Financing System Revenue	4.000%	5/15/17	2,000	2,003
	Brazosport TX Independent School District GO	5.000%	2/15/19	5,690	6,095
	Brownsville TX Utility System Revenue	5.000%	9/1/18	2,250	2,368
	Carrollton-Farmers Branch TX Independent School District GO	3.000%	2/15/18	7,800	7,933
	Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	500	513
	Central Texas Regional Mobility Authority Revenue	5.750%	1/1/19	370	395
	Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	6,023
	Clear Creek TX Independent School District GO	5.000%	2/15/19	2,525	2,705
	Coastal Bend TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.110%	5/4/17 (4)	15,800	15,800
	Conroe TX Independent School District GO	5.000%	2/15/19	3,345	3,583
	Conroe TX Independent School District GO	5.000%	2/15/20	2,230	2,465
	Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,541
	Cypress-Fairbanks TX Independent School District GO PUT	3.000%	8/15/18	9,865	10,094
	Cypress-Fairbanks TX Independent School District GO PUT	4.000%	8/15/19	19,290	20,464
[1,2]	Cypress-Fairbanks TX Independent School District GO TOB PUT	0.970%	5/4/17	10,980	10,980
	Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	12,000	12,807
	Dallas TX GO	5.000%	2/15/18	3,250	3,346
	Dallas TX GO	5.000%	2/15/19	6,215	6,600
	Dallas TX GO	5.000%	2/15/19	8,565	9,096
	Dallas TX GO	5.000%	2/15/20	1,245	1,358
	Dallas TX GO	5.000%	2/15/20	7,165	7,817
	Dallas TX Independent School District GO	5.000%	2/15/19	5,500	5,891
	Dallas TX Independent School District GO PUT	1.500%	8/15/18	24,500	24,560
	Dallas TX Independent School District GO PUT	5.000%	2/15/19	14,000	14,917
	Dallas TX Independent School District GO PUT	5.000%	2/15/20	12,500	13,669
	Dallas TX Performing Arts Cultural Facilities (Dallas Center Foundation) VRDO	0.920%	5/5/17 LOC	10,360	10,360
	Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/20	3,000	3,373
	Denton County TX GO	4.000%	7/15/19	1,250	1,330
	Denton County TX GO	5.000%	7/15/20	1,100	1,230
	Denton TX Independent School District GO	2.000%	8/1/18 (Prere.)	1,245	1,261
	Denton TX Independent School District GO	5.000%	8/15/18	3,450	3,631
	Denton TX Independent School District GO PUT	2.000%	8/1/18	3,610	3,646
	Eagle Mountain & Saginaw TX Independent School District GO	5.000%	8/15/19	1,435	1,563
	Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,145
	El Paso TX GO	5.000%	8/15/18	5,000	5,254
	El Paso TX GO	5.000%	8/15/19	3,500	3,804
	El Paso TX Water & Sewer Revenue	4.000%	3/1/18	1,500	1,539
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,000	1,054
	El Paso TX Water & Sewer Revenue	4.000%	3/1/19	1,475	1,554
	Fort Bend County TX GO	5.000%	3/1/19	2,000	2,143
	Fort Bend TX Independent School District GO PUT	2.000%	8/1/17	14,715	14,752
	Fort Bend TX Independent School District GO PUT	0.900%	8/1/18	5,500	5,479
	Fort Worth TX GO	4.000%	3/1/18	5,080	5,211
	Fort Worth TX GO	5.000%	3/1/19	5,000	5,359
	Fort Worth TX Independent School District GO	5.000%	2/15/18	1,815	1,875
	Fort Worth TX Water & Sewer Revenue	5.000%	2/15/20	4,005	4,428
	Friendswood TX Independent School District GO	5.000%	2/15/19	1,810	1,937
	Frisco TX GO	4.000%	2/15/18	6,270	6,424
	Frisco TX GO	4.000%	2/15/19	7,650	8,055
	Frisco TX GO	5.000%	2/15/20	8,435	9,312
	Garland TX GO	5.000%	2/15/19	3,000	3,212
	Georgetown TX Independent School District GO PUT	2.500%	8/1/17	9,345	9,377
	Goose Creek TX Consolidated Independent School District GO	5.000%	2/15/21	6,135	6,978
	Grand Prairie TX Independent School District GO	5.000%	2/15/18	1,135	1,172
	Grand Prairie TX Independent School District GO	5.000%	2/15/19	2,420	2,592
[1,2]	Grapevine-Colleyville TX Independent School District GO TOB PUT	0.970%	5/4/17	22,080	22,080
	Harlandale TX Independent School District GO PUT	2.000%	8/15/18	25,000	25,248
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/17	3,500	3,560
	Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/18	2,000	2,110
	Harris County TX GO	5.000%	10/1/18	3,675	3,885
	Harris County TX GO	5.000%	10/1/18	2,800	2,960
	Harris County TX GO	5.000%	10/1/19	1,550	1,696

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Harris County TX GO	5.000%	8/15/20	4,250	4,769
	Harris County TX GO	5.000%	10/1/20	4,635	5,223
	Harris County TX GO	5.000%	10/1/20	3,005	3,384
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.070%	5/4/17 (4)	2,000	2,000
	Harris County TX Health Facilities Development Corp. Hospital Revenue (CHRISTUS Health)	1.230%	5/4/17 (4)	10,500	10,500
1	Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue TOB VRDO	0.930%	5/5/17	6,660	6,660
2	Harris County TX Toll Road Revenue	1.530%	8/15/17	5,260	5,261
2	Harris County TX Toll Road Revenue PUT	1.600%	8/15/18	34,250	34,237
1	Houston TX Airport System Revenue TOB VRDO	1.050%	5/5/17 (4)(3)	49,500	49,500
	Houston TX GO	5.000%	3/1/18	11,835	12,236
	Houston TX GO	5.000%	3/1/19 (Prere.)	1,145	1,228
	Houston TX GO	5.000%	3/1/20	11,775	12,629
	Houston TX GO	5.000%	3/1/20	15,000	16,564
	Houston TX GO	5.000%	3/1/20	3,030	3,346
	Houston TX GO	5.000%	3/1/21	17,700	20,068
	Houston TX Independent School District GO	5.000%	2/15/19	17,515	18,760
	Houston TX Independent School District GO	5.000%	2/15/20	18,970	20,973
	Houston TX Independent School District GO PUT	0.950%	6/1/17	16,000	15,997
	Houston TX Independent School District GO PUT	4.000%	6/1/17	3,135	3,143
	Houston TX Independent School District Public Facilities Corp. Lease Revenue	5.000%	9/15/17	8,040	8,166
	Houston TX Utility System Revenue	5.000%	11/15/17	3,000	3,068
	Houston TX Utility System Revenue	5.000%	11/15/17	2,000	2,045
	Houston TX Utility System Revenue	5.250%	11/15/17 (4)	4,260	4,363
	Houston TX Utility System Revenue	5.000%	11/15/18	5,495	5,832
	Houston TX Utility System Revenue	5.000%	11/15/18	1,750	1,858
	Houston TX Utility System Revenue	5.000%	11/15/19	3,285	3,604
3	Houston TX Utility System Revenue	4.000%	11/15/20	1,780	1,945
3	Houston TX Utility System Revenue	4.000%	11/15/21	1,295	1,438
2	Houston TX Utility System Revenue PUT	1.650%	6/1/17	1,150	1,150
2	Houston TX Utility System Revenue PUT	1.800%	5/1/20	19,500	19,495
	Humble TX Independent School District GO	5.000%	2/15/19	1,135	1,215
	Humble TX Independent School District GO	5.000%	2/15/20	5,260	5,815
	Humble TX Independent School District GO	5.000%	2/15/20	2,060	2,277
	Irving TX Independent School District GO	5.000%	2/15/20	2,000	2,211
	Katy TX Independent School District GO	5.000%	2/15/19	2,500	2,678
2	Katy TX Independent School District GO PUT	1.216%	8/15/19	14,590	14,578
	Kerrville TX Health Facilities Development Corp. Hospital Revenue
	(Peterson Regional Medical Center Project)	4.000%	8/15/17	1,000	1,008
	Kerrville TX Health Facilities Development Corp. Hospital Revenue
	(Peterson Regional Medical Center Project)	4.000%	8/15/18	1,055	1,091
	Kerrville TX Health Facilities Development Corp. Hospital Revenue
	(Peterson Regional Medical Center Project)	4.000%	8/15/19	1,100	1,159
	Klein TX Independent School District GO	5.000%	8/1/18	1,500	1,576
	Klein TX Independent School District GO	5.000%	8/1/19	2,000	2,175
	Lewisville TX Independent School District GO	5.000%	8/15/19	3,500	3,811
1	Lone Star College System Texas GO TOB VRDO	0.930%	5/5/17	17,400	17,400
	Longview TX Independent School District GO	5.000%	2/15/20	1,000	1,104
	Lubbock TX GO	5.000%	2/15/18	1,240	1,280
	Lubbock TX GO	5.000%	2/15/18	4,080	4,212
	Lubbock TX GO	5.000%	2/15/18	2,500	2,581
	Lubbock TX GO	5.000%	2/15/19	1,000	1,070
	Lubbock TX GO	5.000%	2/15/20	1,150	1,270
	Lubbock TX GO	5.000%	2/15/20	1,000	1,104
	Mission TX Economic Development Corp. Solid Waste Disposal Revenue
	(Allied Waste Inc. Project) PUT	1.150%	7/3/17	10,000	10,000
	Missouri City TX GO	4.000%	6/15/19	1,000	1,060
	New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
	(Westminster Manor Project)	4.000%	11/1/21	730	782
	North Central TX Health Facilities Development Corp. Hospital Revenue
	(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	788
	North East TX Independent School District GO PUT	2.000%	8/1/18	4,815	4,864
	North East TX Regional Mobility Authority Revenue	5.000%	1/1/20	650	698
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/20	1,410	1,570
	North Texas Municipal Water District Regional Wastewater System Revenue	5.000%	6/1/21	1,450	1,657
	North Texas Municipal Water District Wastewater System Revenue (Upper East Interceptor)	5.000%	6/1/20	1,405	1,565
[1,2]	North Texas Municipal Water District Water System Revenue TOB PUT	0.970%	5/4/17	17,335	17,335
	North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,000	1,014
	North Texas Tollway Authority System Revenue	4.000%	1/1/18	600	611
	North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,500	2,581
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	2,265	2,410
	North Texas Tollway Authority System Revenue	5.000%	1/1/19	700	743

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,075	2,277
2 North Texas Tollway Authority System Revenue PUT	1.700%	1/1/19	2,205	2,203
2 North Texas Tollway Authority System Revenue PUT	1.570%	1/1/20	29,690	29,607
1 North Texas Tollway Authority System Revenue TOB VRDO	1.050%	5/5/17 LOC (Prere.)	20,000	20,000
Northside Independent School District Texas GO	5.000%	2/15/19	2,505	2,683
Northside Independent School District Texas GO PUT	1.650%	8/1/18	11,250	11,296
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,470	6,483
Pasadena TX Independent School District GO	5.000%	2/15/18	2,295	2,371
Pasadena TX Independent School District GO VRDO	0.910%	5/5/17 (4)	13,850	13,850
Pflugerville TX Independent School District GO	5.000%	2/15/20	1,700	1,880
Plano TX Independent School District GO	5.000%	2/15/19	17,220	18,464
Plano TX Independent School District GO	5.000%	2/15/19	2,335	2,504
Plano TX Independent School District GO	5.000%	2/15/20	20,980	23,208
Richardson TX Independent School District GO	5.000%	2/15/19	1,920	2,059
Rockwall TX GO	4.000%	8/1/18	1,505	1,562
Rockwall TX GO	5.000%	8/1/19	2,300	2,495
Round Rock TX Independent School District GO	4.000%	8/1/18	5,435	5,644
Round Rock TX Independent School District GO	4.500%	8/1/18	1,335	1,395
Round Rock TX Independent School District GO	5.000%	8/1/19	1,795	1,952
Round Rock TX Independent School District GO	5.000%	8/1/20	1,000	1,120
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/18	6,000	6,187
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	16,360	17,501
2 San Antonio TX Electric & Gas Systems Revenue PUT	1.280%	2/1/18	27,250	27,216
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	15,000	15,146
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,150	10,286
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/19	45,000	46,623
San Antonio TX GO	5.000%	2/1/18	3,250	3,352
San Antonio TX GO	5.000%	2/1/20	2,000	2,211
San Antonio TX Independent School District GO	5.000%	2/15/18	5,525	5,707
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,270	7,344
San Antonio TX Water Revenue	5.000%	5/15/18	500	521
San Antonio TX Water Revenue	5.000%	5/15/19	250	270
2 San Antonio TX Water Revenue PUT	1.300%	11/1/17	24,375	24,380
Spring Branch TX Independent School District GO	5.000%	2/1/18	3,000	3,094
Spring Branch TX Independent School District GO	5.000%	2/1/18	1,390	1,434
Spring Branch TX Independent School District GO	5.000%	2/1/18	2,095	2,161
Spring Branch TX Independent School District GO	5.000%	2/1/19	10,000	10,697
Spring Branch TX Independent School District GO	5.000%	2/1/19	2,615	2,797
Spring Branch TX Independent School District GO	5.000%	2/1/20	1,915	2,115
Spring Branch TX Independent School District GO PUT	1.050%	6/15/17	38,000	37,995
Spring TX Independent School District GO	4.000%	8/15/18	3,000	3,117
Spring TX Independent School District GO	5.000%	8/15/19	1,000	1,088
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/17	1,100	1,119
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	4.000%	10/1/18	1,350	1,406
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant County TX GO	5.000%	7/15/18 (Prere.)	2,000	2,099
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/20	7,000	7,789
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	2,445	2,804
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	1,755	2,006
Texas GO	5.000%	10/1/18	4,650	4,920
Texas GO	5.000%	10/1/18	3,400	3,598
Texas GO	5.000%	10/1/19	14,150	15,501
Texas GO	5.000%	10/1/20	1,250	1,410
Texas GO PUT	2.000%	2/1/18	2,550	2,549
2 Texas Municipal Gas Acquisition & Supply Corp. Revenue	1.370%	9/15/17	4,355	4,353
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/17	4,000	4,095
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	10,900	11,179
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	5,050	5,176
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/18	4,500	4,762
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	1,350	1,471
Texas Public Finance Authority Revenue	5.000%	2/1/18	1,100	1,134
Texas Public Finance Authority Revenue	5.000%	2/1/18	2,205	2,273
Texas Public Finance Authority Revenue (Texas Southern University)	5.000%	11/1/17 (15)	2,615	2,665
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	7/1/17	21,000	21,057
Texas State University System Financing System Revenue	5.000%	3/15/18	2,020	2,092
Texas State University System Financing System Revenue	5.000%	3/15/19	5,000	5,366
Texas State University System Financing System Revenue	5.000%	3/15/20	4,500	4,980
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,557

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Texas Transportation Commission GO	5.000%	10/1/17	5,660	5,761
	Texas Transportation Commission GO	5.000%	4/1/18	6,400	6,646
	Texas Transportation Commission GO	5.000%	10/1/18	17,930	18,972
	Texas Transportation Commission GO	5.000%	4/1/19	5,335	5,747
	Texas Transportation Commission GO	5.000%	4/1/19	2,800	3,014
	Texas Transportation Commission GO	5.000%	4/1/20	2,800	3,114
	Texas Transportation Commission GO	5.000%	10/1/20	3,350	3,779
	Texas Transportation Commission GO	5.000%	4/1/21	1,245	1,421
2	Texas Transportation Commission GO PUT	1.280%	10/1/18	53,500	53,479
[1,2]	Texas Transportation Commission GO TOB PUT	0.970%	5/4/17	6,800	6,800
	Texas Transportation Commission Revenue	4.000%	10/1/17	35,350	35,827
	Texas Transportation Commission Revenue	5.000%	4/1/18	6,500	6,746
	Texas Transportation Commission Revenue	4.000%	10/1/18	30,000	31,294
	Texas Transportation Commission Revenue	5.000%	4/1/19	4,000	4,304
	Texas Transportation Commission Revenue	5.000%	10/1/19	18,470	20,205
	Texas Transportation Commission Revenue	5.000%	10/1/19	16,000	17,503
	Texas Transportation Commission Revenue	5.000%	10/1/20	39,750	44,760
	Texas Transportation Commission Revenue	5.000%	10/1/20	5,560	6,261
	Texas Transportation Commission Revenue VRDO	0.880%	5/5/17	18,330	18,330
	Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	34,935	38,310
	Texas Water Development Board Revenue	4.000%	4/15/18	4,360	4,489
	Texas Water Development Board Revenue	4.000%	10/15/18	7,380	7,705
	Texas Water Development Board Revenue	5.000%	4/15/19	6,940	7,476
	Texas Water Development Board Revenue	4.000%	10/15/19	2,200	2,356
	Texas Water Financial Assistance GO	5.000%	8/1/20	1,825	2,049
	Tomball TX Independent School District GO	5.000%	2/15/18	1,350	1,394
	Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,463
	University of North Texas Revenue	5.000%	4/15/19	1,810	1,946
	University of North Texas Revenue	5.000%	4/15/20	1,650	1,829
	University of Texas Permanent University Fund Revenue	5.000%	7/1/18	1,235	1,294
	University of Texas Permanent University Fund Revenue	5.000%	7/1/18	2,095	2,195
	University of Texas Permanent University Fund Revenue	5.000%	7/1/19	3,210	3,484
	University of Texas Permanent University Fund Revenue	5.000%	7/1/20	1,000	1,117
	University of Texas Permanent University Fund Revenue	5.000%	7/1/21	2,415	2,769
	University of Texas System Revenue Financing System Revenue	4.000%	8/15/18	3,850	4,002
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	2,900	3,052
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	5,520	5,810
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	8,000	8,719
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	10,000	10,899
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,300	2,507
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	4,010	4,370
	University of Texas System Revenue Financing System Revenue	5.000%	2/15/20 (Prere.)	3,500	3,863
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,115	3,497
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,109
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	5,100	5,722
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	1,000	1,123
	University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	1,850	2,129
	Williamson County TX GO	5.000%	2/15/20	1,055	1,164
	Williamson County TX GO PUT	1.450%	8/15/18	5,000	5,012
					1,797,701
Utah (0.3%)
	University of Utah Revenue	4.000%	8/1/18	725	753
	University of Utah Revenue	5.000%	8/1/19	1,000	1,087
	Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/18	1,015	1,065
	Utah GO	5.000%	7/1/17	2,715	2,735
	Utah GO	5.000%	7/1/18	2,925	3,066
	Utah GO	5.000%	7/1/20	10,000	11,200
	Utah Transit Authority Sales Tax Revenue	5.250%	6/15/20 (4)	1,035	1,164
	Utah Water Finance Agency Revenue VRDO	0.940%	5/5/17	28,165	28,165
					49,235
Vermont (0.1%)
	Vermont Educational & Health Buildings Financing Agency Revenue
	(Norwich University Project) VRDO	0.900%	5/5/17 LOC	12,250	12,250
	Vermont Educational & Health Buildings Financing Agency Revenue
	(University of Vermont Health Network)	3.000%	12/1/17	500	506
	Vermont Educational & Health Buildings Financing Agency Revenue
	(University of Vermont Health Network)	3.000%	12/1/18	500	513
	Vermont Educational & Health Buildings Financing Agency Revenue
	(University of Vermont Health Network)	4.000%	12/1/19	475	506

Short-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Vermont Educational & Health Buildings Financing Agency Revenue
	(University of Vermont Health Network)	4.000%	12/1/20	500	541
	Vermont GO	4.000%	8/15/19	2,615	2,793
					17,109
Virgin Islands (0.1%)
	Virgin Islands Public Finance Authority Revenue	4.000%	9/1/17	600	604
	Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	3,480	3,397
	Virgin Islands Public Finance Authority Revenue	5.000%	10/1/17	1,500	1,444
	Virgin Islands Public Finance Authority Revenue	5.000%	9/1/19	2,000	2,123
					7,568
Virginia (1.7%)
	Arlington County VA GO	5.000%	8/15/20	10,000	11,238
	Chesterfield County VA GO	5.000%	1/1/19	5,375	5,737
	Chesterfield County VA GO	5.000%	1/1/20	8,940	9,861
	Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/18	4,610	4,891
	Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/19	5,160	5,664
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/17	3,730	3,780
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	4.000%	10/1/18	2,150	2,242
	Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/19	2,000	2,187
	Fairfax County VA GO	4.000%	4/1/20	1,100	1,190
	Fairfax County VA GO	5.000%	10/1/20	11,320	12,769
	Fairfax County VA GO	4.000%	10/1/21	3,810	4,243
	Fairfax County VA Industrial Development Authority Health Care Revenue
	(Inova Health System Obligated Group) VRDO	0.900%	5/5/17	13,255	13,255
	Fairfax County VA Public Improvement GO	5.000%	4/1/20	4,785	5,318
	Henrico County VA GO	5.000%	8/1/18	1,565	1,645
3	Henrico County VA GO	5.000%	8/1/20	4,185	4,682
3	Henrico County VA GO	5.000%	8/1/21	5,115	5,877
	Lexington VA Industrial Development Authority Residential Care Facility Revenue
	(Kendall at Lexington Corp.)	3.000%	1/1/19	300	307
	Lexington VA Industrial Development Authority Residential Care Facility Revenue
	(Kendall at Lexington Corp.)	3.000%	1/1/20	450	463
	Loudoun County VA GO	5.000%	12/1/18	5,120	5,448
	Loudoun County VA GO	5.000%	12/1/19	5,105	5,621
	Louisa VA Industrial Development Authority Poll Control Revenue
	(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	10,093
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	2.000%	12/1/18	450	445
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/19	1,215	1,248
	Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/20	2,705	2,794
	Norfolk VA Water Revenue	5.000%	11/1/18	725	769
	Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,866
	Richmond VA GO	5.000%	3/1/18	3,330	3,445
	Richmond VA GO	5.000%	3/1/19	3,710	3,980
	Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/17	3,500	3,525
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/18	3,170	3,280
	Virginia Beach VA Development Authority Public Facility Revenue	5.000%	3/1/19	1,000	1,073
	Virginia Beach VA GO	5.000%	4/1/19	1,025	1,104
	Virginia Beach VA GO	4.000%	1/15/22	3,300	3,688
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/19	4,095	4,381
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/19	1,000	1,070
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/19	14,875	15,912
	Virginia College Building Authority Educational Facilities Revenue
	(21st Century College & Equipment Programs)	5.000%	2/1/21	5,930	6,732
	Virginia College Building Authority Educational Facilities Revenue
	(Public Higher Education Financing Program)	5.000%	9/1/20	10,295	11,563
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,030	8,377
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	6,755	7,307
	Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/20	7,095	7,919
	Virginia GO	5.000%	6/1/17	1,000	1,004
	Virginia GO	5.000%	6/1/21	1,000	1,148
[1,2]	Virginia GO TOB PUT	0.970%	5/4/17	8,175	8,175
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	7,890	8,291
	Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	10,170	10,687
	Virginia Public School Authority Revenue	5.000%	8/1/18	4,325	4,545
	Virginia Public School Authority Revenue	5.000%	8/1/20	6,015	6,748
					247,587

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (2.4%)
2 Everett WA GO PUT	1.300%	12/1/19	3,725	3,680
2 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	1.220%	12/1/17	10,000	9,983
King County WA GO	5.000%	1/1/18	2,000	2,057
King County WA GO	5.000%	7/1/18	7,515	7,878
King County WA GO	5.000%	12/1/18	2,745	2,921
King County WA GO	4.000%	6/1/19	3,610	3,831
King County WA GO	5.000%	12/1/19	2,885	3,174
King County WA Sewer Revenue	5.250%	1/1/18 (Prere.)	35,000	36,031
King County WA Sewer Revenue	5.750%	1/1/18 (Prere.)	2,500	2,582
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/18	6,500	6,647
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/18	5,000	5,317
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/19	5,000	5,306
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/19	3,500	3,848
Port of Seattle WA Revenue	5.000%	3/1/19	4,500	4,814
Port of Seattle WA Revenue	5.000%	1/1/20	2,350	2,595
Seattle WA Municipal Light & Power Revenue	5.000%	9/1/17	3,320	3,367
2 Seattle WA Municipal Light & Power Revenue PUT	1.580%	11/1/18	6,750	6,750
2 Seattle WA Municipal Light & Power Revenue PUT	1.580%	11/1/18	8,250	8,250
Seattle WA Water System Revenue	5.000%	5/1/18	5,850	6,088
Seattle WA Water System Revenue	5.000%	5/1/20	4,000	4,452
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/17	4,130	4,145
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/18	3,215	3,348
University of Washington Revenue	5.000%	12/1/18	1,135	1,208
Washington (Motor Vehicle Fuel Tax) GO	5.000%	2/1/18	1,995	2,057
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	2,300	2,383
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	4,890	5,469
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,527
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	13,957	14,700
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	5,000	5,266
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/19	19,645	21,376
Washington GO	5.000%	2/1/18	4,375	4,511
Washington GO	5.000%	1/1/19 (Prere.)	2,000	2,133
Washington GO	5.000%	2/1/19	4,590	4,910
Washington GO	5.000%	2/1/19	7,365	7,879
Washington GO	5.000%	2/1/19	10,190	10,901
Washington GO	5.000%	7/1/19	21,620	23,461
Washington GO	5.000%	7/1/19	22,835	24,780
Washington GO	5.000%	8/1/19	4,500	4,896
Washington GO	5.000%	2/1/20	5,350	5,910
Washington GO	5.000%	2/1/20	4,820	5,325
Washington GO	5.000%	8/1/20	3,155	3,537
Washington GO	5.000%	7/1/21	4,195	4,683
Washington GO	5.000%	8/1/21	12,720	14,637
1 Washington Health Care Facilities Authority Revenue (MultiCare Health System) TOB VRDO	1.020%	5/5/17	9,690	9,690
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.880%	5/1/17 LOC	3,900	3,900
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,375	1,399
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	1,000	1,140
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/18	250	258
Washington Higher Education Facilities Authority Revenue (Whitman College Project) VRDO	0.920%	5/5/17	19,900	19,900
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	4.375%	1/1/21	6,500	6,399
				352,299
West Virginia (0.1%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,040
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,009
West Virginia GO	5.000%	6/1/20	1,400	1,562
2 West Virginia University Revenue PUT	1.430%	10/1/19	3,500	3,495
				16,106
Wisconsin (1.7%)
Milwaukee WI GO	2.000%	10/1/17	53,750	54,004
Milwaukee WI GO	4.000%	3/15/18	15,085	15,496
Milwaukee WI GO	3.000%	3/1/19	13,575	14,065
Milwaukee WI GO	4.000%	3/1/20	13,130	14,172
Wisconsin GO	5.000%	5/1/17	1,000	1,000
Wisconsin GO	5.000%	5/1/19	13,270	14,325
Wisconsin GO	5.000%	5/1/19 (2)	4,000	4,318
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	3/1/18	7,500	7,684

Short-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	4.000%	5/30/19	13,325	14,087
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	1.375%	12/3/19	20,300	20,226
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,245
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	11,345	11,343
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/20	1,000	1,104
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/21	1,000	1,131
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/17	1,000	1,022
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	795
Wisconsin Health & Educational Facilities Authority Revenue
(University of Wisconsin Medical Foundation) VRDO	0.920%	5/5/17 LOC	13,455	13,455
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	0.890%	7/6/17 LOC	40,000	39,999
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	1.000%	8/1/17 LOC	20,000	19,997
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	425	440
Wisconsin Transportation Revenue	5.000%	7/1/19	2,220	2,409
				252,317
Total Tax-Exempt Municipal Bonds (Cost $14,485,293)				14,491,175

			Shares
Temporary Cash Investment (2.6%)
Money Market Fund (2.6%)
5 Vanguard Municipal Cash Management Fund (Cost $385,231)	0.895%		3,852,275	385,228
Total Investments (101.0%) (Cost $14,870,524)				14,876,403

				Amount
				($000)
Other Assets and Liabilities (-1.0%)
Other Assets
Investment in Vanguard				1,015
Receivables for Investment Securities Sold				12,132
Receivables for Accrued Income				114,458
Receivables for Capital Shares Issued				15,225
Other Assets				1,250
Total Other Assets				144,080
Liabilities
Payables for Investment Securities Purchased				(237,890)
Payables for Capital Shares Redeemed				(33,952)
Payables for Distributions				(3,878)
Payables to Vanguard				(9,825)
Other Liabilities				(1,166)
Total Liabilities				(286,711)
Net Assets (100%)				14,733,772

Short-Term Tax-Exempt Fund

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	14,733,535
Overdistributed Net Investment Income	(5)
Accumulated Net Realized Losses	(5,697)
Unrealized Appreciation (Depreciation)
Investment Securities	5,879
Futures Contracts	60
Net Assets	14,733,772

Investor Shares—Net Assets
Applicable to 78,662,255 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,241,810
Net Asset Value Per Share—Investor Shares	$15.79

Admiral Shares—Net Assets
Applicable to 854,647,210 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,491,962
Net Asset Value Per Share—Admiral Shares	$15.79

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $1,597,218,000, representing 10.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
4 Securities with a value of $970,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Short-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	83,081
Total Income	83,081
Expenses
The Vanguard Group—Note B
Investment Advisory Services	947
Management and Administrative—
Investor Shares	889
Management and Administrative—
Admiral Shares	4,375
Marketing and Distribution—
Investor Shares	150
Marketing and Distribution—
Admiral Shares	677
Custodian Fees	77
Shareholders’ Reports—Investor Shares	28
Shareholders’ Reports—Admiral Shares	53
Trustees’ Fees and Expenses	4
Total Expenses	7,200
Net Investment Income	75,881
Realized Net Gain (Loss)
Investment Securities Sold[1]	1,317
Futures Contracts	2,288
Realized Net Gain (Loss)	3,605
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(12,166)
Futures Contracts	(74)
Change in Unrealized Appreciation
(Depreciation)	(12,240)
Net Increase (Decrease) in Net Assets
Resulting from Operations	67,246
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,142,000 and $0, respectively.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	75,881	117,268
Realized Net Gain (Loss)	3,605	4,271
Change in Unrealized Appreciation (Depreciation)	(12,240)	(29,690)
Net Increase (Decrease) in Net Assets Resulting from Operations	67,246	91,849
Distributions
Net Investment Income
Investor Shares	(5,958)	(10,656)
Admiral Shares	(69,888)	(106,557)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(75,846)	(117,213)
Capital Share Transactions
Investor Shares	8,524	(129,503)
Admiral Shares	895,174	1,598,387
Net Increase (Decrease) from Capital Share Transactions	903,698	1,468,884
Total Increase (Decrease)	895,098	1,443,520
Net Assets
Beginning of Period	13,838,674	12,395,154
End of Period[1]	14,733,772	13,838,674

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($5,000) and $15,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.80	$15.83	$15.86	$15.87	$15.93	$15.90
Investment Operations
Net Investment Income	. 077.131		.110	.115	.141	.171
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	(. 030)	(. 030)	(.010)	(. 060)	.030
Total from Investment Operations	.067	.101	.080	.105	. 081.201
Distributions
Dividends from Net Investment Income	(. 077)	(.131)	(.110)	(.115)	(.141)	(.171)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 077)	(.131)	(.110)	(.115)	(.141)	(.171)
Net Asset Value, End of Period	$15.79	$15.80	$15.83	$15.86	$15.87	$15.93

Total Return[1]	0.42%	0.64%	0.51%	0.66%	0.51%	1.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,242	$1,234	$1,366	$1,713	$1,822	$2,103
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	0.98%	0.83%	0.70%	0.72%	0.89%	1.07%
Portfolio Turnover Rate	33%	29%	32%	27%	30%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$15.80	$15.83	$15.86	$15.87	$15.93	$15.90
Investment Operations
Net Investment Income	.084	.147	.123	.128	.154	.183
Net Realized and Unrealized Gain (Loss)
on Investments	(.010)	(. 030)	(. 030)	(.010)	(. 060)	.030
Total from Investment Operations	.074	.117	.093	.118	.094	.213
Distributions
Dividends from Net Investment Income	(. 084)	(.147)	(.123)	(.128)	(.154)	(.183)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 084)	(.147)	(.123)	(.128)	(.154)	(.183)
Net Asset Value, End of Period	$15.79	$15.80	$15.83	$15.86	$15.87	$15.93

Total Return[1]	0.47%	0.74%	0.59%	0.74%	0.59%	1.35%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,492	$12,604	$11,029	$11,100	$10,240	$9,351
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.08%	0.93%	0.78%	0.80%	0.97%	1.15%
Portfolio Turnover Rate	33%	29%	32%	27%	30%	29%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Short-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts each represented less than 1% of net assets, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

Short-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,015,000 representing 0.01% of the fund’s net assets and 0.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	14,491,175	—
Temporary Cash Investments	385,228	—	—
Futures Contracts—Assets[1]	45	—	—
Futures Contracts—Liabilities[1]	(25)	—	—
Total	385,248	14,491,175	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	339	73,431	79
5-Year U.S. Treasury Note	June 2017	(233)	(27,589)	(19)
				60

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Short-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $9,023,000 to offset future net capital gains through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $14,870,668,000. Net unrealized appreciation of investment securities for tax purposes was $5,735,000, consisting of unrealized gains of $30,205,000 on securities that had risen in value since their purchase and $24,470,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $1,735,699,000 of investment securities and sold $2,128,855,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2017, such purchases and sales were $534,085,000 and $715,302,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	321,931	20,440	369,389	23,343
Issued in Lieu of Cash Distributions	4,839	307	8,661	547
Redeemed	(318,246)	(20,208)	(507,553)	(32,076)
Net Increase (Decrease) —Investor Shares	8,524	539	(129,503)	(8,186)
Admiral Shares
Issued	4,345,259	275,952	5,819,980	367,752
Issued in Lieu of Cash Distributions	49,155	3,120	75,295	4,758
Redeemed	(3,499,240)	(222,199)	(4,296,888)	(271,522)
Net Increase (Decrease) —Admiral Shares	895,174	56,873	1,598,387	100,988

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

Limited-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VMLTX	VMLUX
Expense Ratio[1]		0.19%	0.09%
30-Day SEC Yield		1.28%	1.38%

Financial Attributes
		Bloomberg
		Barclays Bloomberg
		1–5 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	3,918	16,730	50,560
Yield to Maturity
(before expenses)	1.8%	1.4%	2.4%
Average Coupon	3.9%	4.9%	4.8%
Average Duration	2.4 years	2.6 years	6.4 years
Average Stated
Maturity	2.8 years	3.1 years	12.9 years
Short-Term Reserves	11.2%	—	—

Largest Area Concentrations[2]

New York		13.5%
California		10.8
Texas		9.1
Pennsylvania		5.0
New Jersey		4.7
Florida		4.6
Illinois		4.5
Ohio		4.5
Maryland		4.5
Massachusetts		4.2
Top Ten		65.4%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–5 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.97	0.84
Beta	1.01	0.42

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)
Under 6 Months	20.9%
6 Months–1 Year	4.4
1–2 Years	13.2
2–3 Years	14.7
3–4 Years	13.3
4–5 Years	14.5
Over 5 Years	19.0

Distribution by Credit Quality (% of portfolio)

AAA	22.6%
AA	50.9
A	18.2
BBB	6.7
BB	0.2
B or Lower	0.5
Not Rated	0.9

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity
Fund or Vanguard Municipal Cash Management Fund, each of
which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds,
trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Limited-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006–April 30, 2017
				Bloomberg
				Barclays
				1–5 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	3.53%	0.09%	3.62%	3.90%
2008	3.43	-0.75	2.68	3.92
2009	2.92	3.00	5.92	7.51
2010	2.40	1.64	4.04	4.32
2011	2.25	-0.72	1.53	2.15
2012	1.94	0.99	2.93	3.17
2013	1.67	-1.07	0.60	0.93
2014	1.63	0.18	1.81	1.98
2015	1.51	-0.36	1.15	1.39
2016	1.49	-0.18	1.31	1.09
2017[1]	0.76	-0.64	0.12	0.50

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	8/31/1987	0.32%	1.20%	2.19%	0.19%	2.38%
Admiral Shares	2/12/2001	0.43	1.29	2.28	0.19	2.47

1 Six months ended April 30, 2017.
See Financial Highlights for dividend and capital gains information.

Limited-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.5%)
Alabama (0.6%)
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	1/1/23	14,310	16,888
Alabama Special Care Facilities Financing Authority Birmingham Revenue
(Ascension Health Credit Group) PUT	1.850%	11/1/22	9,000	8,854
Auburn University Alabama General Fee Revenue	5.000%	6/1/19	2,000	2,164
Baldwin County AL Board of Education Revenue	5.000%	6/1/21	1,000	1,141
Baldwin County AL Board of Education Revenue	5.000%	6/1/22	1,500	1,741
Birmingham AL Special Care Facilities Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	5/1/20	4,425	4,405
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	1,000	1,174
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/23	430	502
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	10,000	10,790
Houston County AL Health Care Authority Revenue	5.000%	10/1/24	2,000	2,270
Houston County AL Health Care Authority Revenue	5.000%	10/1/25	1,000	1,134
Huntsville AL Water System Revenue	5.000%	11/1/20	1,000	1,129
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/21	3,065	3,431
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/22	4,365	4,960
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/23	4,565	5,271
Jefferson County AL Sewer Revenue	5.000%	10/1/17	1,620	1,640
Jefferson County AL Sewer Revenue	5.000%	10/1/18	1,500	1,550
Jefferson County AL Sewer Revenue	5.000%	10/1/21	1,300	1,388
Mobile AL Industrial Development Board Pollution Control Revenue (Alabama Power Co.) PUT	1.625%	10/2/18	10,000	10,036
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	600	690
Mobile County AL Board of School Commissioners GO	5.000%	3/1/22	1,000	1,149
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/22 (15)	3,485	3,995
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/23 (15)	3,660	4,252
Tuscaloosa AL Public Educational Building Authority Student Housing Revenue
(Ridgecrest Student Housing LLC)	5.000%	7/1/24 (15)	3,845	4,518
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	5,000	5,000
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	10,375	10,375
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,659
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	3,628
University of Alabama General Revenue	5.000%	7/1/18	4,680	4,903
University of Alabama General Revenue	5.000%	7/1/19	5,345	5,800
University of South Alabama University Facilities Revenue	5.000%	11/1/20	1,395	1,545
University of South Alabama University Facilities Revenue	5.000%	11/1/21	825	932
University of South Alabama University Facilities Revenue	5.000%	11/1/22	1,080	1,233
				130,147
Alaska (0.6%)
Alaska GO	5.000%	8/1/22	5,590	6,490
Alaska Industrial Development & Export Authority Revenue
(Greater Fairbanks Community Hospital Foundation Inc.) VRDO	0.900%	5/5/17 LOC	15,800	15,800
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/21	2,265	2,586
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	2,410	2,792
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/22	1,740	2,016
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	2,530	2,969
Alaska Municipal Bond Bank Authority Revenue	5.000%	12/1/23	4,785	5,616
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/19	2,000	2,151
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/21	10,140	11,386
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/22	10,265	11,700
Alaska Railroad Corp. Capital Grant Receipt Revenue	5.000%	8/1/23	13,515	15,625

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alaska State International Airport Revenue	5.000%	10/1/23	500	589
Alaska State International Airport Revenue	5.000%	10/1/24	1,500	1,788
Anchorage AK GO	5.000%	9/1/21	1,000	1,142
Anchorage AK GO	5.000%	9/1/21	2,000	2,284
Anchorage AK GO	5.000%	9/1/21	2,605	2,975
Anchorage AK GO	5.000%	9/1/22	1,665	1,938
Anchorage AK GO	5.000%	9/1/22	2,000	2,328
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/20	1,725	1,915
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/21	1,950	2,211
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/22	1,450	1,668
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/23	4,150	4,840
North Slope Borough AK GO	5.000%	6/30/18	13,035	13,624
Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	0.860%	5/1/17	21,300	21,300
				137,733
Arizona (1.4%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/19	2,140	2,327
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/20	6,000	6,710
Arizona Board of Regents Arizona State University System Revenue	5.000%	8/1/20	1,700	1,904
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	5,000	5,743
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	10,000	11,485
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	975	1,120
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	625	718
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/21	300	345
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,190	3,741
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	3,185	3,735
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	425	498
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	600	704
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/22	455	534
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	750	893
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	1,500	1,787
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/23	650	774
Arizona COP	5.000%	10/1/17	1,000	1,017
Arizona COP	5.000%	10/1/18	900	950
Arizona COP	4.000%	9/1/19	1,500	1,596
Arizona COP	5.000%	9/1/20	4,300	4,805
Arizona COP	5.000%	9/1/21	6,380	7,295
Arizona COP	5.000%	10/1/22	4,880	5,680
Arizona COP	5.000%	10/1/23	6,500	7,684
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/18	1,000	1,028
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/19	2,600	2,762
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/20	4,550	4,973
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.750%	2/5/20	20,000	20,298
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.750%	2/5/20	5,000	5,074
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/19	600	654
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/20	1,000	1,119
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/21	1,000	1,141
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/22	800	929
Arizona School Facilities Board COP	5.000%	9/1/18	1,500	1,578
Arizona School Facilities Board COP	5.000%	9/1/20	11,000	12,284
Arizona School Facilities Board COP	5.000%	9/1/21	7,000	8,004
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/20	1,505	1,672
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/22	1,770	2,003
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	9,000	10,341
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	3,000	3,509
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	3,500	4,160
Arizona Transportation Board Highway Revenue	5.000%	7/1/20	3,360	3,758
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19 (ETM)	530	579
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/19	1,470	1,609
Glendale AZ GO	4.000%	7/1/21 (4)	3,400	3,697
Glendale AZ GO	5.000%	7/1/22 (4)	1,670	1,930
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,121
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/20	450	482
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/21	750	815
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/22	750	821
Glendale AZ Industrial Development Authority Senior Living Facilities Revenue
(Royal Oaks Life Care Community)	4.000%	5/15/23	750	826
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,081
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,900	3,302

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,100	3,594
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/21	800	913
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/22	1,500	1,741
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/24	900	1,075
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/21	3,500	3,947
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/22	3,650	4,209
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/23	5,500	6,432
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/24	2,250	2,667
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/18	3,220	3,333
Maricopa County AZ Unified School District No. 4 (Mesa) GO	4.000%	7/1/19	3,750	3,983
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/20	450	500
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/21	335	380
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/22	200	232
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/17	3,310	3,334
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/21	2,000	2,286
Phoenix AZ Civic Improvement Corp. Excise Tax Revenue	5.000%	7/1/22	1,775	2,068
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	17,055	19,073
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/21	12,360	14,196
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/19	3,155	3,413
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/20	2,840	3,168
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/21	3,000	3,436
Pima County AZ Sewer Revenue	5.000%	7/1/19	1,000	1,085
Pima County AZ Sewer Revenue	5.000%	7/1/22	7,250	8,503
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/21 (15)	400	455
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/22 (15)	1,000	1,160
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/20	4,850	5,460
Salt River Project Arizona Agricultural Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,019
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/18	4,520	4,812
Salt Verde AZ Financial Corp. Gas Revenue	5.000%	12/1/18	165	174
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	1,565	1,697
Scottsdale AZ GO	5.000%	7/1/17	2,700	2,720
Scottsdale AZ GO	5.000%	7/1/19	1,860	2,020
Scottsdale AZ GO	4.000%	7/1/20	11,150	12,130
University Medical Center Corp. Arizona Hospital Revenue	5.000%	7/1/21 (ETM)	2,740	3,140
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/17	1,445	1,470
Yavapai County AZ Industrial Development Authority Hospital Facility Revenue
(Northern Arizona Healthcare System)	5.000%	10/1/18	2,185	2,303
Yavapai County AZ Industrial Development Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	1.050%	6/1/17	9,250	9,250
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/20	1,000	1,104
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/21	750	844
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/22	1,000	1,144
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/23	1,000	1,158
				323,223
Arkansas (0.2%)
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/20	4,225	4,729
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/21	4,560	5,212
Arkansas Development Finance Authority Healthcare Revenue (Baptist Health)	5.000%	12/1/22	700	815
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/21	920	1,029
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/22	760	864
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/21	5,000	5,782
Baxter County AR Hospital Revenue	5.000%	9/1/20	1,385	1,529
Baxter County AR Hospital Revenue	5.000%	9/1/21	1,140	1,284
Baxter County AR Hospital Revenue	5.000%	9/1/22	1,000	1,141
Baxter County AR Hospital Revenue	5.000%	9/1/23	960	1,108
Independence County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	2.375%	1/1/21	15,000	15,418
Jefferson County AR Pollution Control Revenue (Entergy Arkansas, Inc. Project)	1.550%	10/1/17	10,000	10,019
				48,930
California (10.8%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/18	1,000	1,045
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/19	1,050	1,133
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,087
ABAG Finance Authority for Nonprofit Corps. California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	543

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/19	1,000	1,090
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (ETM)	5,485	5,248
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/20 (2)	115	108
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/20	1,730	1,937
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/21	1,200	1,389
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/22	1,540	1,817
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/23	1,820	2,179
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/21	1,000	1,104
2 Bakersfield CA Wastewater Revenue TOB VRDO	1.120%	5/5/17 (Prere.)	5,315	5,315
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/21	3,350	3,703
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	13,500	13,532
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	15,200	15,366
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.600%	10/1/19	9,825	9,824
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	27,500	27,777
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	23,100	23,425
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.800%	5/1/23	28,500	28,491
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.800%	5/1/23	4,000	3,999
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/18	1,200	1,258
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/19	2,000	2,165
Brea CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project AB)	5.000%	8/1/20	2,200	2,445
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/19	1,000	1,069
California County CA Tobacco Securitization Agency Revenue	5.000%	6/1/20	1,200	1,312
California Department of Water Resources Power Supply Revenue	5.000%	5/1/17	22,000	22,008
California Department of Water Resources Power Supply Revenue	5.000%	5/1/19	10,000	10,800
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	23,000	26,398
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	54,000	63,439
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17 (ETM)	10	10
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/17	2,490	2,552
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18 (ETM)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/18	1,360	1,448
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19 (ETM)	10	11
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/19	3,990	4,395
1 California Department of Water Resources Water System Revenue (Central Valley Project) PUT	1.200%	12/1/17	32,250	32,244
California Economic Recovery GO	5.000%	7/1/17 (ETM)	15,090	15,200
California Economic Recovery GO	5.000%	7/1/18 (ETM)	9,305	9,757
California Economic Recovery GO	5.000%	7/1/18 (ETM)	32,295	33,874
1 California GO	1.650%	5/1/17	3,700	3,700
California GO	5.000%	9/1/17	4,250	4,310
California GO	5.000%	9/1/17	2,805	2,845
California GO	5.000%	10/1/17	20,000	20,353
California GO	5.000%	10/1/17	4,005	4,076
California GO	5.000%	9/1/18	32,260	34,003
California GO	5.000%	9/1/18	8,050	8,485
California GO	5.000%	10/1/18	34,000	35,946
California GO	5.000%	2/1/19	11,000	11,769
California GO	5.000%	9/1/19	19,000	20,734
California GO	5.000%	9/1/19	17,825	19,452
California GO	5.000%	2/1/20	44,500	49,161
California GO	5.000%	11/1/20	21,520	24,292
California GO	5.000%	12/1/20	25,475	28,821
California GO	5.000%	2/1/21	10,000	11,359
California GO	5.000%	8/1/21	14,000	16,097
California GO	5.000%	8/1/21	4,425	5,088
California GO	5.000%	9/1/21	52,595	60,582
California GO	5.000%	10/1/21	28,000	32,310
California GO	5.000%	10/1/21	41,940	48,395
California GO	5.000%	11/1/21	49,440	57,150
California GO	4.000%	9/1/22	10,000	11,227
California GO	5.000%	9/1/22	43,025	50,501
California GO	5.000%	9/1/22	10,000	11,737
California GO	5.000%	8/1/23	16,500	19,670
1 California GO PUT	1.388%	12/1/17	14,250	14,268
1 California GO PUT	1.350%	5/1/18	29,500	29,538
1 California GO PUT	1.518%	12/3/18	6,500	6,512
California GO PUT	4.000%	12/1/21	20,700	22,760
2 California GO TOB VRDO	1.030%	5/5/17 (4) LOC	16,725	16,725
2 California GO TOB VRDO	1.030%	5/5/17 (4) LOC	15,055	15,055
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	2.000%	3/1/18	5,980	6,025

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/19	6,045	6,233
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	3.000%	3/1/20	6,290	6,563
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/21	850	926
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,479
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,036
California Health Facilities Financing Authority Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,153
1 California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles) PUT	2.700%	7/1/17	8,825	8,837
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	4.000%	11/15/18	1,000	1,044
California Health Facilities Financing Authority Revenue (El Camino Hospital)	4.000%	2/1/21	1,500	1,634
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	750	862
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/22	1,000	1,150
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/23	650	759
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/24	1,000	1,184
California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	0.900%	5/5/17	11,800	11,800
3 California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	5.000%	11/1/22	47,000	54,870
3 California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	5.000%	11/1/22	8,000	9,339
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/21	750	865
California Health Facilities Financing Authority Revenue (Providence Health & Services)	5.000%	10/1/22	2,205	2,590
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	1.250%	10/1/20	6,400	6,338
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/19	23,500	25,558
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	10,000	11,166
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	1.700%	10/18/22	10,000	9,806
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	6,000	6,958
California Health Facilities Financing Authority Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,048
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	6,000	5,950
California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group)	5.000%	11/1/22	1,000	1,169
1 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) PUT	1.645%	11/1/20	20,000	20,009
2 California Infrastructure & Economic Development Bank Revenue
(Academy of Motion Picture Arts & Sciences Obligated Group) TOB VRDO	1.100%	5/5/17	6,670	6,670
1 California Infrastructure & Economic Development Bank Revenue (Index-Museum Art Project) PUT	2.445%	8/1/18	29,000	29,162
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.180%	4/1/18	31,500	31,493
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.180%	4/2/18	11,000	10,998
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.173%	4/1/20	9,375	9,377
1 California Infrastructure & Economic Development Bank Revenue (J. Paul Getty Trust) PUT	1.173%	4/1/20	7,500	7,501
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/21	1,300	1,503
1 California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System) PUT	1.400%	4/2/18	14,000	13,964
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/22	135	156
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/23	415	485
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/21	1,000	1,117
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/22	500	569
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/23	835	963
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/21	350	398
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/22	250	290
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/23	600	705
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/24	350	416
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Recology Inc. Project) VRDO	0.900%	5/5/17 LOC	30,950	30,950
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/22	375	420
California Public Finance Authority Revenue (Henry Mayo Newhall Memorial Hospital)	5.000%	10/15/23	350	395
California Public Works Board Lease Revenue	5.000%	3/1/21	1,965	2,227
California Public Works Board Lease Revenue	5.000%	10/1/21	7,455	8,557
California Public Works Board Lease Revenue	5.000%	3/1/22	1,600	1,849
California Public Works Board Lease Revenue	5.000%	10/1/22	5,750	6,721
California Public Works Board Lease Revenue	5.000%	3/1/23	4,000	4,700
California Public Works Board Lease Revenue	5.000%	10/1/23	12,880	15,297
California Public Works Board Lease Revenue	5.000%	3/1/24	3,145	3,750
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/17	5,000	5,019
California Public Works Board Lease Revenue (Department of Corrections)	4.000%	9/1/17	4,500	4,548
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/17	5,820	5,921
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	2,500	2,609
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/18	10,650	11,115
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	9/1/18	5,790	6,099
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/18	1,845	1,949
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	11/1/18 (14)	1,180	1,255
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/19	16,620	17,980

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	California Public Works Board Lease Revenue (Department of Corrections)	5.000%	10/1/20	1,690	1,901
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/19	5,600	6,058
	California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/20	5,200	5,795
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/17	5,200	5,326
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/18	4,000	4,252
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/20	1,175	1,300
	California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/20	1,240	1,394
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/18 (ETM)	2,665	2,823
	California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	10/1/19 (ETM)	2,960	3,240
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/17	3,000	3,052
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/17	1,000	1,021
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/18	11,710	12,032
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/18	1,000	1,037
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/18	3,500	3,698
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	1,200	1,272
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/18	2,500	2,650
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	1/1/19	7,755	8,268
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,000	2,192
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/19	2,750	3,015
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	3,050	3,383
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	2,000	2,254
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/21	3,500	4,024
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/22	5,885	6,812
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/22	5,000	5,853
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/23	6,620	7,791
	California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/23	5,000	5,947
	California State University Systemwide Revenue	5.000%	11/1/17	5,505	5,622
	California State University Systemwide Revenue	5.000%	11/1/18	4,000	4,246
	California State University Systemwide Revenue	5.000%	11/1/21	8,525	9,887
	California State University Systemwide Revenue	5.000%	11/1/22	2,700	3,197
	California State University Systemwide Revenue	5.000%	11/1/23	2,270	2,731
	California State University Systemwide Revenue PUT	4.000%	11/1/21	26,800	29,433
	California State University Systemwide Revenue PUT	4.000%	11/1/23	4,000	4,489
	California Statewide Communities Development Authority Pollution Control Revenue
	(Southern California Edison Co.) PUT	1.375%	4/2/18	45,200	45,302
2	California Statewide Communities Development Authority Revenue
	(Cottage Health System Obligated Group) TOB VRDO	1.050%	5/5/17	4,880	4,880
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/19	500	539
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/20	325	360
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/21	275	312
	California Statewide Communities Development Authority Revenue
	(Huntington Memorial Hospital)	5.000%	7/1/22	250	288
2	California Statewide Communities Development Authority Revenue (Kaiser Permanente)
	TOB VRDO	1.100%	5/5/17	6,630	6,630
	California Statewide Communities Development Authority Revenue (Kaiser Permanente) VRDO	0.920%	5/5/17	7,480	7,480
	California Statewide Communities Development Authority Revenue
	(Redlands Community Hospital)	5.000%	10/1/19	1,110	1,198
	California Statewide Communities Development Authority Revenue
	(Redlands Community Hospital)	5.000%	10/1/22	170	193
	California Statewide Communities Development Authority Revenue
	(Redlands Community Hospital)	5.000%	10/1/23	965	1,106
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	2.500%	8/1/20	1,165	1,168
	California Statewide Communities Development Authority Senior Living Health Facility Revenue
	(Los Angeles Jewish Home for the Aging)	3.000%	8/1/21	2,600	2,603
	Capistrano CA Unified School District Special Tax Revenue	5.000%	9/1/20 (15)	4,810	5,202
	Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	1.650%	7/1/18	9,000	9,005
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/17	570	577
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/18	2,310	2,415
	Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/19	2,610	2,808
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/18	2,000	2,117
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/19	2,100	2,301
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/20	1,500	1,694
	Contra Costa CA Municipal Water District Revenue	5.000%	10/1/21	2,000	2,319
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/17	2,450	2,460
	East Bay CA Municipal Utility District Water System Revenue	5.000%	6/1/19	2,000	2,167
[1,2]	Eaton Vance California Municipal Bond Fund II	1.750%	7/1/19	8,250	8,251
	El Camino CA Healthcare District GO	5.000%	8/1/21	1,100	1,268

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
El Camino CA Healthcare District GO	5.000%	8/1/22	1,000	1,178
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/21 (4)	4,115	3,813
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/18	20,495	20,644
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.000%	1/15/20	52,515	55,910
3 Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/22 (4)	450	517
3 Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/23 (4)	800	931
3 Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/24 (4)	675	794
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/17 (4)	2,500	2,543
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/18 (4)	1,185	1,237
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	4.000%	12/1/19 (4)	2,910	3,102
Glendale CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Central Glendale Redevelopment Project)	5.000%	12/1/21 (4)	1,725	1,972
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/19	5,640	6,072
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/20	3,330	3,686
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/21	2,750	3,103
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/22	3,665	4,195
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/23	11,015	12,741
Irvine CA Reassessment District No. 13-1 Improvement Revenue	4.000%	9/2/18	1,450	1,501
La Quinta CA Redevelopment Agency Tax Allocation Revenue	4.000%	9/1/17	1,130	1,142
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/18	1,745	1,834
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/19	1,150	1,247
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/20	1,045	1,162
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/21	1,250	1,422
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/20	640	696
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/21	310	343
La Verne CA (Brethren Hillcrest Homes) COP	5.000%	5/15/22	725	814
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	1,505	1,662
Long Beach CA Harbor Revenue	5.000%	11/15/18	32,500	34,534
Los Angeles CA Community College District GO	5.000%	8/1/21	5,000	5,769
Los Angeles CA Community College District GO	5.000%	8/1/22	3,030	3,574
Los Angeles CA Community College District GO	3.000%	8/1/23	1,500	1,625
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/19	1,000	1,080
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/20	1,275	1,419
Los Angeles CA GO	5.000%	9/1/17	32,500	32,969
Los Angeles CA GO	5.000%	9/1/19	5,000	5,461
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	19,230
Los Angeles CA Unified School District GO	5.000%	7/1/19	13,205	14,341
Los Angeles CA Unified School District GO	5.000%	7/1/19	7,035	7,640
Los Angeles CA Unified School District GO	5.000%	7/1/19	8,510	9,242
Los Angeles CA Unified School District GO	5.000%	7/1/20	17,195	19,253
Los Angeles CA Unified School District GO	5.000%	7/1/20	22,525	25,221
Los Angeles CA Unified School District GO	5.000%	7/1/20	20,920	23,424
Los Angeles CA Unified School District GO	5.000%	7/1/20	14,755	16,521
Los Angeles CA Unified School District GO	5.000%	7/1/22	16,340	19,213
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/19	20,000	21,739
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,054
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/18	750	788
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/19	1,000	1,087
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/20	500	560
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/18	1,000	1,051
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/19	2,000	2,172
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/20	5,495	6,129
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue (Various Project Areas)	5.000%	9/1/21 (4)	5,000	5,702
Los Angeles County CA Regional Financing Authority Revenue (MonteCedro Inc. Project)	3.000%	11/15/21	290	290
1 Metropolitan Water District of Southern California Revenue PUT	1.060%	7/10/17	9,500	9,500
1 Metropolitan Water District of Southern California Revenue PUT	1.060%	7/10/17	5,500	5,500
1 Metropolitan Water District of Southern California Revenue PUT	1.060%	7/10/17	5,000	5,000
1 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	3,000	3,001
1 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	25,710	25,698
1 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	15,290	15,283
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/18	750	785
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	3,000	3,249
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/19	500	542
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/20	750	836
Northern California Gas Authority No. 1 Revenue	1.399%	7/1/19	12,815	12,742
2 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	1.050%	5/5/17 LOC	35,500	35,500
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/17	3,500	3,547
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/18	1,550	1,629

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/19	1,500	1,626
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/20	6,000	6,671
Orange County CA Transportation Authority Toll Road Revenue	5.000%	8/15/19	1,000	1,089
Palomar Pomerado Health California Revenue	5.000%	11/1/22	2,680	3,001
Riverside CA Electric Revenue VRDO	0.860%	5/5/17 LOC	12,000	12,000
Riverside County CA Asset Leasing Corp. Leasehold Revenue (Riverside County Hospital Project)	5.000%	6/1/18	6,500	6,771
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/18	500	523
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/19	850	921
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/20	1,750	1,956
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/18	50	51
2 Sacramento CA Municipal Utility District Revenue TOB VRDO	1.230%	5/5/17	4,985	4,985
San Bernardino CA City Unified School District GO	5.000%	8/1/18	850	891
San Bernardino CA City Unified School District GO	5.000%	8/1/19 (4)	600	651
San Diego County CA Water Authority Revenue	5.000%	5/1/21	1,450	1,663
San Diego County CA Water Authority Revenue	5.000%	5/1/22	1,200	1,408
San Francisco CA City & County International Airport Revenue	5.000%	5/1/17	16,555	16,561
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/20	13,145	14,872
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/21	9,940	11,537
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/22	11,270	13,358
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/23	6,000	7,228
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/24	5,000	6,103
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	4.000%	8/1/17 (ETM)	230	232
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	4.000%	8/1/17	2,170	2,188
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18 (ETM)	340	358
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/18	2,660	2,794
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/19	2,000	2,168
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/20	1,500	1,671
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Redevelopment Projects)	5.000%	8/1/21	2,000	2,283
San Juan CA Unified School District GO	5.000%	8/1/19	1,090	1,187
San Juan CA Unified School District GO	5.000%	8/1/21	1,000	1,152
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/17	1,000	1,006
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/18	1,000	1,046
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/19	1,000	1,083
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/20	1,000	1,116
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/21	500	573
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/20 (4)	1,045	1,161
San Pablo CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/21 (4)	500	570
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/19	1,000	1,075
South Orange County CA Public Financing Authority Special Tax Revenue	5.000%	8/15/20	600	659
Southern California Public Power Authority Revenue	5.000%	7/1/18	2,000	2,096
Southern California Public Power Authority Revenue (Natural Gas Project)	5.000%	11/1/17	1,000	1,018
Southern California Public Power Authority Revenue (Transmission Project)	5.000%	7/1/17	9,895	9,968
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/21	5,000	5,733
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/22	4,000	4,683
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/23	8,000	9,553
University of California Revenue	5.000%	5/15/17	2,250	2,255
University of California Revenue	5.000%	5/15/18	2,000	2,087
University of California Revenue	5.000%	5/15/19	4,435	4,799
University of California Revenue	5.000%	5/15/21	2,725	3,130
University of California Revenue	5.000%	5/15/21	8,250	9,476
University of California Revenue PUT	1.400%	5/15/21	12,700	12,605
Western CA Municipal Water District Revenue PUT	1.500%	10/1/20	2,325	2,333
				2,571,625
Colorado (0.8%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/21	1,345	1,558
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/22	1,165	1,376
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/23	1,265	1,517
Adams County CO COP	5.000%	12/1/21	1,000	1,148
Adams County CO COP	5.000%	12/1/22	1,250	1,459

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/20	350	382
Castle Rock CO Water & Sewer Revenue	4.000%	12/1/22	225	252
Castle Rock CO Water & Sewer Revenue	5.000%	12/1/23	250	298
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.000%	11/1/18	3,080	3,260
Colorado Educational & Cultural Facilities Authority Revenue (Johnson & Wales University)	5.000%	4/1/20	2,500	2,740
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	27,000	31,652
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/18	3,000	3,110
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.918%	11/12/20	5,000	4,959
1 Colorado Health Facilities Authority Revenue (Catholic Health Initiatives) PUT	1.918%	11/12/20	7,500	7,438
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/20	1,320	1,480
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/21	1,655	1,896
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	680	793
Colorado Health Facilities Authority Revenue (Children’s Hospital)	5.000%	12/1/22	1,350	1,575
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/21	350	358
Colorado Health Facilities Authority Revenue (Christian Living Communities)	4.000%	1/1/22	400	409
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/23	750	807
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/24	750	804
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	3.150%	12/1/18	3,640	3,645
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	4.000%	12/1/19	625	659
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/20	2,055	2,258
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	4.000%	6/1/20	1,000	1,061
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/21	2,000	2,219
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/22	2,300	2,582
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan Society Project)	5.000%	6/1/23	2,000	2,262
1 Colorado Public Highway Authority Revenue PUT	1.567%	9/1/19	3,000	3,000
1 Colorado Public Highway Authority Revenue PUT	1.715%	9/1/21	3,000	3,001
Colorado Springs CO Utility System Revenue	5.000%	11/15/17	2,100	2,148
Colorado Springs CO Utility System Revenue	5.000%	11/15/18	2,000	2,124
Colorado Springs CO Utility System Revenue	5.000%	11/15/19	3,000	3,295
Denver CO City & County Airport Revenue	5.000%	11/15/19	1,310	1,432
Denver CO City & County Airport Revenue	5.000%	11/15/23	19,000	22,375
1 Denver CO City & County Airport Revenue PUT	1.548%	11/15/19	16,500	16,526
Denver CO City & County Excise Tax Revenue	5.250%	9/1/18 (ETM)	2,555	2,701
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/17 (14)	500	507
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/19	1,545	1,673
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/20 (14)	2,000	1,856
E-470 Public Highway Authority Colorado Revenue	5.000%	9/1/20	1,000	1,109
Park Creek CO Metropolitan District Limited Property Tax Revenue	4.000%	12/1/20	1,055	1,125
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/22	1,250	1,418
Regional Transportation District of Colorado COP	5.000%	6/1/21	2,785	3,096
Regional Transportation District of Colorado COP	5.000%	6/1/22	2,000	2,220
2 Regional Transportation District of Colorado COP TOB VRDO	1.010%	5/5/17 LOC	8,000	8,000
University of Colorado Enterprise System Revenue	5.000%	6/1/18	2,000	2,089
University of Colorado Enterprise System Revenue	5.000%	6/1/19	2,500	2,705
University of Colorado Enterprise System Revenue	5.000%	6/1/19	1,000	1,082
University of Colorado Hospital Authority Revenue PUT	5.000%	3/1/22	20,000	22,641
				190,080
Connecticut (2.3%)
Bridgeport CT GO	5.000%	8/15/22 (4)	5,635	6,430
Bridgeport CT GO	5.000%	8/15/22 (4)	7,015	8,004
Bridgeport CT GO	5.000%	8/15/23 (4)	1,110	1,280
Bridgeport CT GO	5.000%	8/15/23 (4)	7,460	8,603
Connecticut GO	0.940%	5/1/17	15,825	15,825
Connecticut GO	0.940%	5/1/17	13,315	13,315
1 Connecticut GO	1.670%	5/15/17	23,000	23,003
Connecticut GO	5.000%	7/15/17	5,000	5,044
1 Connecticut GO	1.420%	9/15/17	1,750	1,750
1 Connecticut GO	1.250%	1/1/18	4,905	4,899
1 Connecticut GO	1.320%	3/1/18	2,500	2,498
1 Connecticut GO	1.780%	4/15/18	6,750	6,761
Connecticut GO	5.000%	6/1/18	14,955	15,588
Connecticut GO	5.000%	7/15/18	10,000	10,467
1 Connecticut GO	1.780%	8/15/18	3,000	3,002
Connecticut GO	5.000%	11/1/18	1,000	1,057
1 Connecticut GO	1.390%	3/1/19	2,300	2,301
1 Connecticut GO	1.450%	3/1/19	2,000	1,997

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
1 Connecticut GO	2.000%	4/15/19	6,000	6,029
1 Connecticut GO	2.000%	5/15/19	5,000	5,022
Connecticut GO	5.000%	6/1/19	34,265	36,870
1 Connecticut GO	1.820%	9/15/19	4,000	4,000
1 Connecticut GO	1.550%	3/1/20	7,500	7,479
Connecticut GO	5.000%	6/15/20	17,975	19,821
Connecticut GO	5.000%	12/15/20	5,865	6,553
Connecticut GO	5.000%	3/15/21	7,035	7,901
Connecticut GO	5.000%	11/15/21	7,075	8,053
Connecticut GO	5.000%	3/15/22	9,620	10,995
Connecticut GO	5.000%	11/15/22	12,500	14,451
1 Connecticut GO PUT	1.550%	9/15/17	7,150	7,151
1 Connecticut GO PUT	2.250%	3/1/18	17,500	17,504
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/21	2,080	2,382
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/22	2,135	2,490
Connecticut Health & Educational Facilities Authority Revenue
(Connecticut State University System)	5.000%	11/1/23	2,295	2,709
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,104
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	3,657
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,607
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/21	850	960
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/22	1,250	1,435
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/23	1,950	2,265
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,865	2,885
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/20	1,525	1,676
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.800%	7/26/17	40,000	39,979
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	0.900%	2/1/18	20,000	19,974
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.375%	7/11/18	28,000	28,077
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	2,000	1,990
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	21,950	21,795
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	7/1/19	10,550	10,478
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.650%	2/3/20	10,000	10,061
1 Connecticut Health & Educational Facilities Authority Revenue
(Yale-New Haven Hospital Inc.) PUT	1.209%	7/1/19	15,000	14,953
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	7,250	7,653
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	4,535	4,684
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,270	2,393
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	3.500%	11/15/45	11,350	11,921
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/45	11,700	12,550
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/18	1,475	1,562
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	12/1/19	4,915	5,388
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/20	4,085	4,572
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/21	11,340	12,969
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/20	200	224
Greater New Haven CT Water Pollution Control Authority Regional Wastewater System Revenue	5.000%	8/15/22	400	467
New Haven CT GO	5.000%	8/15/18 (4)	3,000	3,136
New Haven CT GO	5.000%	8/15/19 (4)	2,500	2,680
New Haven CT GO	5.000%	8/1/20 (4)	2,015	2,200
New Haven CT GO	5.000%	8/15/20 (4)	1,500	1,639
New Haven CT GO	5.000%	8/15/21 (4)	1,500	1,664
University of Connecticut GO	5.000%	2/15/22	2,940	3,360
University of Connecticut GO	5.000%	2/15/22	10,250	11,716
				548,908
Delaware (0.3%)
Delaware GO	5.000%	7/1/17	5,250	5,289
Delaware GO	5.000%	10/1/18	3,540	3,746
Delaware GO	5.000%	7/1/21	15,510	17,855
Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	0.880%	5/5/17	8,000	8,000
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/18	6,155	6,323
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/19	3,760	4,001
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	2,575	2,823
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/20	225	247
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	250	281
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/21	2,295	2,581
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	325	373
Delaware River & Bay Authority Delaware Revenue	5.000%	1/1/22	3,000	3,443
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	335	385
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	2,500	2,935
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/23	3,295	3,937

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Castle County DE GO	5.000%	10/1/21	7,575	8,771
New Castle County DE GO	5.000%	10/1/22	7,995	9,454
				80,444
District of Columbia (0.5%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/20	1,000	1,112
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/22	1,700	1,970
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/23	1,350	1,591
2 District of Columbia Hospital Revenue TOB VRDO	1.050%	5/5/17 (Prere.)	10,295	10,295
1 District of Columbia Income Tax Revenue	1.200%	12/1/17	11,275	11,279
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,250	5,586
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	5,852
District of Columbia Income Tax Revenue	5.000%	12/1/19	1,500	1,651
District of Columbia Revenue (Georgetown University)	5.000%	4/1/21	930	1,056
District of Columbia Revenue (Georgetown University)	5.000%	4/1/22	1,400	1,622
District of Columbia Revenue (Georgetown University)	5.000%	4/1/23	2,250	2,648
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/21	1,000	1,128
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/22	1,885	2,161
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/23	1,965	2,289
District of Columbia Revenue (The Pew Charitable Trust) VRDO	0.910%	5/5/17 LOC	34,885	34,885
Metropolitan Washington DC Transit Authority Revenue	5.000%	7/1/18	12,500	13,087
Metropolitan Washington DC Transit Authority Revenue	4.000%	7/1/19	8,000	8,285
Metropolitan Washington DC/VA Airports Authority Airport System Revenue VRDO	0.900%	5/5/17 LOC	5,695	5,695
				112,192
Florida (4.6%)
Boynton Beach FL Utility System Revenue	5.500%	11/1/18 (14)	3,125	3,296
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/20	500	546
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/21	1,000	1,117
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	1,000	1,136
Broward County FL Airport System Revenue	5.000%	10/1/19	500	544
Broward County FL Airport System Revenue	5.000%	10/1/19	750	815
Broward County FL Airport System Revenue	5.000%	10/1/20	1,060	1,183
Broward County FL Airport System Revenue	5.000%	10/1/21	480	548
2 Broward County FL Airport System Revenue TOB VRDO	0.940%	5/5/17 LOC	23,500	23,500
Broward County FL School Board COP	5.000%	7/1/18	4,400	4,595
Broward County FL School Board COP	5.000%	7/1/19	8,140	8,784
Broward County FL School District TAN	1.500%	6/15/17	49,000	49,038
3 Cape Coral FL Utility Improvement Special Assessment Revenue	2.125%	9/1/22 (4)	1,250	1,236
3 Cape Coral FL Utility Improvement Special Assessment Revenue	2.250%	9/1/23 (4)	1,100	1,081
3 Cape Coral FL Utility Improvement Special Assessment Revenue	2.500%	9/1/24 (4)	1,500	1,477
Central Florida Expressway Authority BAN	1.625%	1/1/19	54,600	54,770
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	19,000	19,074
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,254
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	29,750	34,160
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/17	35,445	35,578
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/18	36,770	38,328
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	20,645
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/22	5,030	5,814
Duval County FL School Board COP	5.000%	7/1/20	750	834
Duval County FL School Board COP	5.000%	7/1/21	1,020	1,161
Duval County FL School Board COP	5.000%	7/1/22	1,030	1,190
Escambia County FL Pollution Control Revenue (Gulf Power Co. Project) PUT	2.100%	4/11/19	2,500	2,534
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/21	225	257
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/22	300	350
Escambia County FL School Board Sales Tax Revenue	5.000%	9/1/23	275	325
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,518
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17	13,700	13,754
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	3,615	3,776
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	11,240	11,741
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	16,340	18,241
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	17,140	19,652
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	14,480	17,008
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/18	8,585	8,991
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	9,015	9,770
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/22	14,510	16,955
Florida Keys Aqueduct Authority Water Revenue VRDO	0.920%	5/5/17 LOC	4,750	4,750
Florida Municipal Power Agency Revenue	5.000%	10/1/20	500	560
Florida Municipal Power Agency Revenue	5.000%	10/1/21	7,000	8,008

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Municipal Power Agency Revenue	5.000%	10/1/21	850	972
Florida Municipal Power Agency Revenue	5.000%	10/1/22	1,450	1,683
Florida Municipal Power Agency Revenue	5.000%	10/1/22	8,000	9,286
Florida Municipal Power Agency Revenue	5.000%	10/1/23	9,000	10,604
Florida Municipal Power Agency Revenue (Stanton II Project)	5.000%	10/1/19	2,800	3,052
Florida Turnpike Authority Revenue	5.000%	7/1/19	10,000	10,856
Florida Turnpike Authority Revenue	5.000%	7/1/21	4,095	4,700
Florida Turnpike Authority Revenue	5.000%	7/1/21	6,965	7,994
Florida Turnpike Authority Revenue	5.000%	7/1/22	8,595	10,071
Florida Turnpike Authority Revenue	5.000%	7/1/22	3,210	3,761
Gainesville FL Utilities System Revenue VRDO	0.920%	5/5/17	13,900	13,900
Gainesville FL Utilities System Revenue VRDO	0.920%	5/5/17	36,260	36,260
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/21	330	379
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/22	575	672
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/24	910	1,091
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/19	825	885
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/20	765	842
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	2,390	2,687
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/21	350	395
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/22	1,000	1,143
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	775	897
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,282
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/21	8,705	9,999
3 Hillsborough County FL School Board COP	5.000%	7/1/22	700	813
3 Hillsborough County FL School Board COP	5.000%	7/1/23	850	1,004
3 Hillsborough County FL School Board COP	5.000%	7/1/24	900	1,078
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/20 (4)	2,200	2,462
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/21 (4)	1,700	1,946
Hillsborough County FL School Board Sales Tax Revenue	5.000%	10/1/22 (4)	1,500	1,748
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/20	1,570	1,706
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/21	2,250	2,495
Hollywood FL Community Redevelopment Agency Tax Allocation Revenue	5.000%	3/1/22	2,865	3,219
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/17	1,000	1,018
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/18	3,125	3,300
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/20	1,600	1,793
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/18	1,200	1,268
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.920%	5/5/17	8,000	8,000
Jacksonville FL Special Revenue	5.000%	10/1/21	1,750	2,010
Jacksonville FL Special Revenue	5.000%	10/1/21	760	873
Jacksonville FL Special Revenue	5.000%	10/1/22	1,660	1,936
Jacksonville FL Special Revenue	5.000%	10/1/22	1,055	1,230
Jacksonville FL Special Revenue	5.000%	10/1/23	1,500	1,776
Jacksonville FL Special Revenue	5.000%	10/1/23	2,460	2,913
1 Lakeland FL Energy System Revenue	1.650%	10/1/17	10,000	10,002
Lakeland FL Energy System Revenue	5.000%	10/1/22	5,000	5,854
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/21	365	413
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/22	500	575
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/23	1,200	1,395
Lee County FL School Board COP	5.000%	8/1/20	2,530	2,822
Lee County FL School Board COP	5.000%	8/1/21	2,005	2,291
Manatee County FL School District Revenue	5.000%	10/1/21 (4)	1,000	1,147
Manatee County FL School District Revenue	5.000%	10/1/22 (4)	1,500	1,749
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/20	750	832
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/21	2,720	3,061
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/22	1,575	1,799
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/23	500	577
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/17	325	330
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	1,125	1,165
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	4.000%	11/15/18	385	399
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/19	1,650	1,782
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	400	441
Miami Beach FL Resort Tax Revenue	5.000%	9/1/21	1,125	1,288
Miami Beach FL Resort Tax Revenue	4.000%	9/1/22	1,025	1,136
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/18	2,000	2,091
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/19	1,900	2,054
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	1,500	1,664
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/20	2,525	2,801
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	1,000	1,135
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/21	2,250	2,554
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/22	625	721

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL GO	5.000%	7/1/22	10,260	11,978
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/19	1,000	1,082
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	4.000%	8/1/20	2,180	2,348
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/21	1,300	1,474
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/22	1,400	1,616
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	5.000%	8/1/23	1,000	1,173
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	4.500%	6/1/21	840	869
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/22	985	1,043
3 Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	4.000%	6/1/22	1,155	1,280
3 Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/23	2,270	2,662
3 Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/24	2,180	2,587
Miami-Dade County FL School Board COP	5.000%	8/1/18	4,850	5,087
Miami-Dade County FL School Board COP	5.000%	2/1/23	9,290	10,814
Miami-Dade County FL School District GO	5.000%	3/15/22	3,795	4,393
Miami-Dade County FL Seaport Revenue VRDO	0.900%	5/5/17 LOC	13,450	13,450
Miami-Dade County FL Special Obligation Revenue	5.000%	4/1/23	9,340	10,965
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/17	1,110	1,118
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19	1,250	1,353
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/19 (12)	2,000	2,164
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	0.940%	5/5/17 (12)	23,750	23,750
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.040%	5/5/17	8,505	8,505
2 Miami-Dade County FL Water & Sewer Revenue TOB VRDO	1.050%	5/5/17 (4)	11,735	11,735
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/21 (4)	350	401
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/22 (4)	400	465
Monroe County FL School District Sales Tax Revenue	5.000%	10/1/23 (4)	600	706
North Broward FL Hospital District Revenue VRDO	0.900%	5/5/17 LOC	36,575	36,575
Orange County FL Health Facilities Authority Hospital Revenue
(Orlando Regional Healthcare System)	6.250%	10/1/18 (14)	5,770	6,033
Orange County FL School Board COP	5.000%	8/1/17	1,500	1,516
Orange County FL School Board COP	5.000%	8/1/18	1,400	1,470
Orange County FL School Board COP	5.000%	8/1/19	1,765	1,916
Orange County FL Tourist Development Revenue	5.000%	10/1/20	2,525	2,830
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	2,000	2,014
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17	4,690	4,723
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	2,785	2,913
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/18	9,000	9,413
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	3,770	4,076
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/19	10,725	11,595
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	4,200	4,912
Orlando FL Capital Improvement Revenue	5.000%	10/1/22	1,040	1,216
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,500	1,779
Orlando FL Capital Improvement Revenue	5.000%	10/1/23	1,090	1,293
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/17	3,000	3,053
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/19	5,500	6,015
Orlando FL Utility Commission Utility System Revenue PUT	5.000%	10/1/20	11,975	13,407
Orlando FL Utility Commission Utility System Revenue VRDO	0.910%	5/5/17	22,200	22,200
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/18	750	780
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	4.000%	12/1/19	1,000	1,059
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/20	850	942
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/21	1,165	1,312
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	4.000%	11/1/18	635	655
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/19	2,740	2,940
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/20	1,500	1,640
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/21	750	833
Palm Beach County FL School Board COP	5.000%	8/1/21	1,845	2,103
Palm Beach County FL School District TAN	2.000%	8/31/17	37,310	37,433
Port St. Lucie FL Special Assessment Revenue	1.250%	7/1/19	1,000	993
Port St. Lucie FL Special Assessment Revenue	1.375%	7/1/20	1,000	986
Port St. Lucie FL Special Assessment Revenue	1.500%	7/1/21	1,000	980
Port St. Lucie FL Special Assessment Revenue	1.750%	7/1/22	1,265	1,236
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/23	2,245	2,182
Port St. Lucie FL Special Assessment Revenue	2.000%	7/1/24	1,580	1,502
Port St. Lucie FL Utility Revenue	4.000%	9/1/21	240	264
Port St. Lucie FL Utility Revenue	5.000%	9/1/22	750	869
Port St. Lucie FL Utility Revenue	5.000%	9/1/23	500	587
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,110
Reedy Creek FL Improvement District GO	5.000%	6/1/20	1,000	1,110
Reedy Creek FL Improvement District GO	5.000%	6/1/21	730	831
Reedy Creek FL Improvement District GO	5.000%	6/1/22	400	464
Reedy Creek FL Improvement District GO	5.000%	6/1/23	1,175	1,384
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/18	750	792

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/21	1,715	1,896
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/22	750	841
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/23	1,000	1,130
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/24	1,250	1,416
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/21	1,500	1,724
Seacoast FL Utility Authority Water & Sewer Revenue	5.500%	3/1/19 (14)	3,595	3,873
South Florida Water Management District COP	5.000%	10/1/21	1,750	2,004
South Florida Water Management District COP	5.000%	10/1/22	2,000	2,329
South Florida Water Management District COP	5.000%	10/1/23	3,000	3,537
Sunrise FL Utility System Revenue	5.200%	10/1/20 (Prere.)	7,255	8,022
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,390	2,595
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/19	2,360	2,562
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	2,830	3,155
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/20	1,185	1,321
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	2,090	2,387
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/21	1,500	1,713
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/22	1,510	1,708
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/23	390	445
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/20	1,650	1,829
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	655	740
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/22	1,190	1,363
Tampa FL Hospital Revenue	4.000%	7/1/18	1,625	1,674
Tampa FL Hospital Revenue	5.000%	7/1/19	1,755	1,884
Tampa FL Hospital Revenue	4.000%	7/1/20	1,100	1,177
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/23	1,675	1,929
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/17	4,505	4,584
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/19	1,165	1,273
Tohopekaliga FL Water Authority Utility System Revenue	5.000%	10/1/20	1,825	2,052
Tohopekaliga FL Water Authority Utility System Revenue	4.000%	10/1/22	3,425	3,844
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/23	755	863
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/19	1,300	1,397
Volusia County FL Educational Facilities Authority Revenue (Stetson University)	5.000%	6/1/21	1,485	1,670
Volusia County FL School Board COP	5.000%	8/1/21 (15)	450	514
Volusia County FL School Board COP	5.000%	8/1/22 (15)	750	872
				1,083,248
Georgia (2.3%)
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/18	2,520	2,590
Atlanta GA Airport Revenue	5.000%	1/1/18	500	514
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	8,736
Atlanta GA Airport Revenue	5.000%	1/1/19	1,675	1,785
Atlanta GA Airport Revenue	5.000%	1/1/20	1,205	1,323
Atlanta GA Airport Revenue	5.000%	1/1/21	750	847
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/21	2,000	2,310
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/22	2,500	2,943
3 Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	2,500	2,990
1 Atlanta GA Water & Wastewater Revenue PUT	2.165%	11/1/18	47,300	47,655
Bartow County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Bowen Project) PUT	2.700%	8/23/18	9,000	9,074
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	20,000	20,004
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	13,000	13,008
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.800%	4/3/18	5,250	5,260
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.300%	5/3/18	5,000	5,017
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	7,500	7,576
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,102
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	3,500	3,536
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	2.200%	4/2/19	10,000	10,102

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.650%	6/18/21	15,000	14,726
Carroll County GA School District GO	5.000%	4/1/18	5,075	5,267
Cherokee County GA Board of Education GO	5.000%	2/1/21	400	454
Cherokee County GA Board of Education GO	5.000%	2/1/22	1,000	1,162
Cherokee County GA Board of Education GO	5.000%	8/1/22	3,000	3,521
Cherokee County GA Board of Education GO	5.000%	2/1/23	800	946
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,000	1,036
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/18	1,250	1,295
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/19	250	268
Cobb County GA Kennestone Hospital Authority Revenue	5.000%	4/1/20	350	386
Dalton GA Development Authority Revenue (Hamilton Health Care System)	4.000%	8/15/18	1,000	1,036
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/19	1,000	1,083
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/20	1,500	1,664
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/21	1,890	2,145
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,056
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,418
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,000	1,091
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/20	1,250	1,402
Douglas County GA GO	5.000%	4/1/21	1,500	1,708
Douglas County GA GO	5.000%	4/1/22	750	873
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	3.000%	7/1/21	1,900	1,912
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/22	1,045	1,095
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/23	1,635	1,714
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/24	1,130	1,185
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	1,000	1,124
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/21	700	790
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/22	550	634
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/23	500	585
1 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) PUT	1.850%	2/18/20	17,575	17,509
2 Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project) TOB VRDO	1.050%	5/5/17	5,900	5,900
Georgia GO	5.000%	7/1/17	13,695	13,795
Georgia GO	5.000%	7/1/17	2,840	2,861
Georgia GO	5.000%	7/1/18	2,340	2,452
Georgia GO	4.000%	11/1/18	11,000	11,506
Georgia GO	5.000%	12/1/18	7,800	8,300
Georgia GO	5.000%	9/1/20	10,100	11,365
Georgia Housing & Finance Authority Single Family Mortgage Revenue	4.000%	6/1/44	2,920	3,061
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/18	3,600	3,690
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/19	1,000	1,057
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/20	750	813
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	10,000	11,232
Georgia Municipal Gas Authority Revenue	5.000%	10/1/19	5,000	5,445
Georgia Municipal Gas Authority Revenue	5.000%	10/1/20	3,600	4,019
Georgia Municipal Gas Authority Revenue	5.000%	10/1/22	4,400	5,112
Georgia Road & Tollway Authority GAN	5.000%	6/1/20	25,760	27,786
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	19,292
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/21	2,500	2,835
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/22	2,500	2,879
Gwinnett County GA School District GO	5.000%	2/1/19	1,500	1,606
Gwinnett County GA School District GO	5.000%	2/1/20	1,000	1,106
Gwinnett County GA School District GO	5.000%	2/1/22	25,000	29,126
Gwinnett County GA School District GO	5.000%	8/1/22	13,000	15,313
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/17	1,675	1,693
Gwinnett County GA Water & Sewer Authority Revenue	5.000%	8/1/18	4,335	4,557
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	7,125	7,333
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/18	1,885	1,944
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/19	1,160	1,226
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	2,330	2,547
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	1.180%	7/1/17	18,000	18,001
1 Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue PUT	1.200%	7/1/17	17,500	17,501
Municipal Electric Authority Georgia Revenue	5.750%	7/1/18 (Prere.)	2,970	3,136
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	1,045	1,101

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	2,000	2,169
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	23,825	25,839
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	1,650	1,827
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	5,465	6,139
Municipal Electric Authority Georgia Revenue	5.000%	1/1/22	3,710	4,167
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	1,510	1,720
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	2,500	2,847
Municipal Electric Authority Georgia Revenue	5.000%	1/1/23	3,840	4,373
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/17	1,500	1,529
Municipal Electric Authority Georgia Revenue (Combined Cycle Project)	5.000%	11/1/18	1,250	1,315
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/18	2,000	2,110
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/19	1,500	1,633
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/20	1,000	1,116
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/21	1,500	1,714
Municipal Gas Authority Georgia Revenue (Gas Portfolio III Project)	5.000%	10/1/22	1,000	1,162
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/21	1,000	1,125
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/22	1,200	1,376
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/23	1,100	1,281
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	5.000%	1/1/24	1,000	1,178
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/21	1,550	1,753
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/22	1,000	1,149
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/23	1,080	1,260
South Regional GA Joint Development Authority Revenue
(VSU Auxiliary Services Parking & Student Center Project)	5.000%	8/1/24	1,490	1,758
				544,587
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/20	750	814
Guam Government Business Privilege Tax Revenue	5.000%	11/15/21	1,125	1,237
Guam Government Business Privilege Tax Revenue	5.000%	11/15/22	1,500	1,666
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/20	1,000	1,089
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/20	600	660
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.250%	7/1/21	1,390	1,551
Guam Power Authority Revenue	5.000%	10/1/18	475	496
Guam Power Authority Revenue	5.000%	10/1/20	520	567
				8,080
Hawaii (1.0%)
Hawaii County HI GO	5.000%	9/1/22	1,330	1,564
Hawaii County HI GO	5.000%	9/1/22	1,275	1,499
Hawaii County HI GO	5.000%	9/1/23	1,200	1,433
Hawaii County HI GO	5.000%	9/1/23	1,785	2,132
Hawaii County HI GO	5.000%	9/1/23	1,395	1,666
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.350%	11/24/17	4,860	4,860
Hawaii Department of Budget & Finance Special Purpose Revenue (Queens Health System) PUT	1.350%	11/24/17	2,510	2,510
Hawaii GO	5.000%	12/1/18	17,250	18,353
Hawaii GO	5.000%	6/1/19	6,960	7,535
Hawaii GO	5.000%	6/1/19	2,370	2,566
Hawaii GO	5.000%	8/1/19	3,735	4,066
Hawaii GO	5.000%	8/1/19	3,500	3,810
Hawaii GO	5.000%	11/1/19	11,960	13,118
Hawaii GO	5.000%	11/1/19	40,725	44,668
Hawaii GO	5.000%	12/1/19	5,000	5,498
Hawaii GO	5.000%	8/1/20	10,985	12,313
Hawaii GO	5.000%	8/1/20	13,905	15,587
Hawaii GO	5.000%	8/1/21	7,610	8,750
Hawaii GO	5.000%	8/1/21	7,000	8,048
Hawaii GO	5.000%	8/1/22	6,000	7,042
Hawaii GO	5.000%	8/1/22	2,500	2,934
Hawaii GO	5.000%	10/1/22	9,000	10,608
Hawaii GO	5.000%	10/1/22	7,000	8,251
Hawaii GO	5.000%	10/1/22	5,500	6,483
Hawaii GO	5.000%	10/1/23	5,000	5,988
Hawaii GO	5.000%	10/1/23	1,075	1,287
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,108
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,103
Honolulu HI City & County GO	5.000%	8/1/17	4,130	4,175
Honolulu HI City & County GO	5.000%	8/1/18	2,715	2,853
Honolulu HI City & County GO	5.000%	11/1/18	4,000	4,241
Honolulu HI City & County GO	5.000%	11/1/19	6,000	6,579

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Honolulu HI City & County GO	5.000%	10/1/21	1,500	1,731
	Honolulu HI City & County GO	5.000%	10/1/21	2,255	2,602
	Honolulu HI City & County GO	5.000%	10/1/21	3,620	4,177
[1,2]	Honolulu HI City & County GO TOB PUT	0.970%	5/4/17	10,505	10,505
					242,643
Idaho (0.1%)
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/20	5,000	5,629
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/21	2,000	2,303
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/22	2,000	2,348
	Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/23	4,400	5,245
	Idaho TAN	2.000%	6/30/17	7,500	7,514
					23,039
Illinois (4.5%)
	Chicago IL Board of Education GO	5.000%	12/1/18 (12)	7,305	7,506
	Chicago IL Board of Education GO	5.250%	12/1/18 (14)	4,970	5,126
	Chicago IL Board of Education GO	5.000%	12/1/19 (2)	3,090	3,118
	Chicago IL Board of Education GO	5.250%	12/1/19 (14)(3)	1,000	1,048
	Chicago IL Board of Education GO	5.000%	12/1/20 (2)	2,000	2,015
	Chicago IL Board of Education GO	5.250%	12/1/20 (14)(3)	1,250	1,327
	Chicago IL Board of Education GO	7.000%	12/1/26	10,000	10,013
1	Chicago IL Board of Education GO PUT	9.000%	5/4/17	9,685	9,685
	Chicago IL GO	5.000%	1/1/22	15,000	15,306
	Chicago IL GO	5.000%	1/1/23	18,500	18,763
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/18	5,000	5,310
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	4,470	5,131
	Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/21	5,105	5,860
	Chicago IL Midway Airport Revenue	5.000%	1/1/20	2,075	2,274
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	2,050	2,103
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	1,250	1,284
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,420	1,507
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/19	1,000	1,064
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	16,500	18,086
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/20	4,000	4,384
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	4,175	4,684
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	500	561
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	3,000	3,366
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/21	600	673
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	9,700	11,090
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,125	1,286
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	3,600	4,116
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	700	800
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/22	1,440	1,646
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	7,000	8,137
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,100	1,279
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,010	1,174
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	1,930	2,244
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/23	2,270	2,639
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,910	3,427
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	1,575	1,855
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	2,385	2,809
	Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	10,445	12,301
	Chicago IL Park District GO	5.000%	1/1/22	400	448
	Chicago IL Park District GO	5.000%	1/1/22	1,000	1,120
	Chicago IL Park District GO	5.000%	1/1/23	400	454
	Chicago IL Park District GO	5.000%	1/1/23	1,265	1,434
	Chicago IL Park District GO	5.000%	1/1/24	550	628
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/20	1,195	1,290
	Chicago IL Park District Harbor Facilities GO	5.000%	1/1/21	2,920	3,218
2	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.060%	5/5/17	31,665	31,665
2	Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.080%	5/5/17	22,895	22,895
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/21	1,000	1,096
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/22	2,000	2,226
	Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,000	2,252
	Chicago IL Water Revenue	5.000%	11/1/18	675	711
	Cook County IL Forest Preservation District GO	5.000%	12/15/17	1,000	1,023
	Cook County IL Forest Preservation District GO	5.000%	12/15/18	1,000	1,055
	Cook County IL Forest Preservation District GO	5.000%	12/15/19	1,580	1,708
	Cook County IL GO	5.000%	11/15/18	2,000	2,107
	Cook County IL GO	5.000%	11/15/19	1,500	1,619
	Cook County IL GO	5.000%	11/15/20	1,500	1,648

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Educational Facilities Authority Revenue (University of Chicago) PUT	1.550%	2/13/20	5,000	5,029
Illinois Finance Authority Gas Supply Revenue (Peoples Gas Light & Coke) PUT	1.875%	8/1/20	8,000	8,063
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/19	1,000	1,084
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/21	2,000	2,284
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/22	1,000	1,164
Illinois Finance Authority Revenue (Advocate Health Care Network)	1.375%	11/15/22	3,030	2,978
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	1.200%	11/24/17	5,750	5,750
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	5/1/19	27,295	29,293
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	1/15/20	5,850	6,406
2 Illinois Finance Authority Revenue (Advocate Health Care Network) TOB VRDO	0.930%	5/5/17	27,065	27,065
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	5.000%	5/1/17	3,275	3,276
Illinois Finance Authority Revenue (Ascension Health Credit Group) PUT	1.750%	4/1/21	3,000	3,002
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	8/15/17	1,500	1,518
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/21	750	840
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/23	1,000	1,152
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/18	235	245
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/19	1,115	1,194
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	2,940	3,216
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/20	500	546
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/21	975	1,084
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/21	380	433
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/24	250	296
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/21	375	414
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/22	350	392
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/23	500	564
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/24	565	642
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/18	4,000	4,194
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/19	4,205	4,551
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/20	4,210	4,680
Illinois Finance Authority Revenue (Hospital Sister Services Inc.)	5.000%	8/15/21	5,510	6,241
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/22	5,000	5,725
Illinois Finance Authority Revenue (Northwest Community Hospital) VRDO	0.910%	5/5/17 LOC	4,510	4,510
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/20	1,035	1,144
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/22	2,380	2,724
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.920%	5/5/17	21,770	21,770
Illinois Finance Authority Revenue (Northwestern University) VRDO	0.880%	5/5/17	14,005	14,005
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/20	2,560	2,857
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/21	1,100	1,253
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	1,925	2,208
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/22	1,535	1,775
Illinois Finance Authority Revenue (Palos Community Hospital)	5.000%	5/15/17	2,500	2,505
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/21	1,200	1,348
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/22	1,600	1,826
Illinois Finance Authority Revenue (Presbyterian Homes)	5.000%	5/1/23	1,400	1,623
1 Illinois Finance Authority Revenue (Presbyterian Homes) PUT	2.038%	5/1/21	2,500	2,505
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/21	3,055	3,315
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/22	4,000	4,393
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/23	5,000	5,543
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/19	500	545
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/20	1,000	1,118
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/21	1,000	1,142
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/22	1,000	1,159
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/22	1,000	1,129
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/21	700	773
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/22	1,000	1,116
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/23	1,500	1,686
Illinois Finance Authority Revenue (Trinity Health Corp.)	3.000%	12/1/17	3,075	3,110
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	1,200	1,391
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/23	1,100	1,294
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/19	1,745	1,906
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/20	7,000	7,856
Illinois Finance Authority Revenue (University of Chicago) VRDO	0.900%	5/5/17	5,750	5,750
Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.300%	5/8/17	2,340	2,340
3 Illinois Finance Authority Solid Waste Disposal Revenue (Prairie Power Inc. Project) PUT	1.750%	5/6/20	6,610	6,603
Illinois GO	5.000%	6/1/17	8,500	8,527
Illinois GO	5.000%	8/1/17	5,000	5,042
Illinois GO	5.500%	8/1/17 (14)	1,425	1,439
Illinois GO	5.000%	2/1/18	15,000	15,326
Illinois GO	5.000%	4/1/18	2,500	2,565
Illinois GO	5.000%	5/1/18	8,000	8,225
Illinois GO	5.000%	8/1/18	22,000	22,745

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	11/1/18	8,600	8,935
Illinois GO	5.250%	1/1/19	8,635	8,984
Illinois GO	5.000%	2/1/19	7,500	7,783
Illinois GO	5.000%	2/1/19	1,575	1,634
Illinois GO	5.000%	8/1/19	26,625	27,823
Illinois GO	4.000%	9/1/19	2,000	2,047
Illinois GO	5.000%	11/1/19	10,000	10,481
Illinois GO	5.000%	2/1/20	3,000	3,145
Illinois GO	5.000%	3/1/20	10,610	11,135
Illinois GO	5.000%	4/1/20	2,000	2,101
Illinois GO	5.000%	5/1/20	24,500	25,765
Illinois GO	5.000%	7/1/20	12,500	13,170
Illinois GO	5.000%	8/1/20 (4)	6,500	7,007
Illinois GO	4.000%	9/1/20	1,520	1,556
Illinois GO	5.000%	1/1/21 (4)	8,425	8,939
Illinois GO	5.000%	2/1/21	10,000	10,540
Illinois GO	5.000%	2/1/21	4,100	4,321
Illinois GO	5.000%	4/1/21	8,500	8,968
Illinois GO	5.000%	5/1/21	17,000	17,946
Illinois GO	5.000%	11/1/22	8,200	8,692
Illinois GO	5.000%	1/1/23	19,200	20,335
Illinois GO	5.000%	2/1/23	7,000	7,415
Illinois GO	5.000%	1/1/24	19,200	20,337
Illinois Health Facilities Authority Revenue (Evanston Hospital Corp.) VRDO	0.920%	5/5/17	22,270	22,270
Illinois Housing Development Authority Multi-Family Housing Revenue
(J. Michael Fitzgerald Apartments Project) PUT	0.900%	1/1/18	5,125	5,118
Illinois Sales Tax Revenue	5.000%	6/15/19	14,220	15,312
Illinois Sales Tax Revenue	5.000%	6/15/20	15,050	16,609
Illinois Toll Highway Authority Revenue	5.000%	12/1/17	6,500	6,658
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	7,000	7,434
Illinois Toll Highway Authority Revenue	5.000%	1/1/19	1,000	1,064
Illinois Toll Highway Authority Revenue	5.000%	12/1/19	20,100	21,992
Illinois Toll Highway Authority Revenue	5.000%	1/1/20	5,000	5,481
Illinois Toll Highway Authority Revenue	5.000%	12/1/20	20,000	22,476
Illinois Toll Highway Authority Revenue	5.000%	1/1/21	5,000	5,627
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	15,000	17,231
Illinois Toll Highway Authority Revenue VRDO	0.900%	5/5/17	3,520	3,520
Lake County IL Community High School District No. 117 GO	0.000%	12/1/17 (14)	5,155	5,118
McHenry County IL Conservation District GO	5.000%	2/1/19	2,500	2,666
McHenry County IL Conservation District GO	5.000%	2/1/21	3,000	3,379
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/21 (14)	16,775	14,922
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	2,510	2,192
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/19 (14)	1,235	1,161
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	12/15/22	2,500	2,513
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/22	1,000	1,140
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/23	2,210	2,552
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,120	1,308
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	9,580	9,614
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	1,875	1,952
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.250%	6/1/20	6,600	7,337
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.250%	6/1/24	2,100	2,108
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/21	615	683
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/23	645	734
Springfield IL Electric Revenue	5.000%	3/1/18	2,000	2,062
Springfield IL Electric Revenue	5.000%	3/1/19	2,000	2,130
Springfield IL Electric Revenue	5.000%	3/1/21	2,000	2,238
Springfield IL Electric Revenue	5.000%	3/1/22	2,335	2,651
Springfield IL Electric Revenue	5.000%	3/1/23	5,000	5,763
Springfield IL Electric Revenue	5.000%	3/1/24	4,515	5,267
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/24	2,580	2,808
University of Illinois COP	5.000%	8/15/20	5,000	5,517
University of Illinois COP	5.000%	10/1/20	3,850	4,261
University of Illinois COP	5.000%	8/15/21	5,000	5,632
Will County IL Community High School District No. 210 (Lincoln-Way) GO	4.000%	1/1/22	800	770
				1,063,335
Indiana (1.5%)
Avon IN Community School Building Corp	5.000%	7/15/21	1,505	1,712
Avon IN Community School Building Corp. Revenue	5.000%	1/15/21	2,325	2,615
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/21	200	228

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/22	250	290
Ball State University Housing & Dining System Indiana Revenue	5.000%	7/1/23	250	295
Ball State University Student Fee Indiana Revenue	5.000%	7/1/21	500	571
Ball State University Student Fee Indiana Revenue	5.000%	7/1/22	225	261
Ball State University Student Fee Indiana Revenue	5.000%	7/1/23	525	620
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/21 (15)	3,155	3,516
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/22 (15)	3,370	3,820
Evansville IN Redevelopment Authority Revenue (Arena Project)	5.000%	2/1/23 (15)	3,535	4,037
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/19	50	55
Indiana Finance Authority Economic Development Revenue (Republic Services Inc. Project) PUT	1.050%	6/1/17	7,650	7,650
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/21	2,380	2,518
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/22	1,500	1,750
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/20	860	948
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	10,798
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,357
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,100	1,241
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/20	1,000	1,128
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/21	2,500	2,877
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/22	7,000	8,211
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/23	5,200	6,184
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/19	1,650	1,773
Indiana Finance Authority Hospital Revenue (Parkview Health System) VRDO	0.920%	5/5/17 LOC	74,585	74,585
Indiana Finance Authority Lease Revenue	5.000%	2/1/18	4,500	4,642
Indiana Finance Authority Lease Revenue	5.000%	2/1/19	3,700	3,962
Indiana Finance Authority Lease Revenue	5.000%	2/1/20	3,500	3,873
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/18	825	851
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/19	1,000	1,065
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/20	1,300	1,423
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	4.000%	9/1/21	250	271
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/22	250	286
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/23	750	854
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/23	700	810
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,056
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/19	335	365
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	375	419
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/20	840	937
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	380	435
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	1,680	1,916
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/22	1,000	1,155
Indiana Health & Educational Facility Financing Authority Revenue
(Ascension Health Credit Group) PUT	1.750%	11/2/21	34,110	33,867
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	4.000%	8/1/17	7,930	7,990
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.250%	5/1/20	2,300	2,276
Indiana Health Facility Financing Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	4,615	4,593
Indiana Housing & Community Development Authority Revenue
(Edgewood Group Apartment Project) PUT	1.150%	3/1/18	5,425	5,428
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,541
Indiana Transportation Finance Authority Revenue	5.500%	12/1/22 (14)	16,640	20,001
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,011
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,045
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,204
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,624
Indiana University Student Fee Revenue	5.000%	6/1/21	3,500	4,019
Indiana University Student Fee Revenue	5.000%	6/1/22	3,000	3,524
2 Indianapolis IN Local Public Improvement Bond Bank Revenue TOB VRDO	1.050%	5/5/17	23,935	23,935
Ivy IN Tech Community College Revenue	5.000%	7/1/19	850	919
Ivy IN Tech Community College Revenue	5.000%	7/1/20	500	555
Purdue University Indiana University COP	5.000%	7/1/21	2,290	2,628
Purdue University Indiana University COP	5.000%	7/1/22	2,290	2,683
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/17	1,000	1,007
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/20	1,010	1,095
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/22	1,275	1,432
Richmond IN Hospital Authority Revenue (Reid Hospital & Health Care Services Inc.)	5.000%	1/1/23	850	969
Rockport IN Pollution Control Revenue (Indiana Michigan Power Co. Project) PUT	1.750%	6/1/18	5,500	5,497
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/17	3,520	3,534
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/18	3,590	3,645
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	7/1/18	3,665	3,760
Terre Haute IN Sanitation District Special Tax Revenue	4.000%	1/1/19	3,740	3,873
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,033

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Whiting IN Environmental Facilities Revenue (BP Products North America Inc. Project) PUT	1.850%	10/1/19	30,000	30,091
2 Zionsville IN Community Schools Building Corp. Revenue TOB VRDO	1.030%	5/5/17 (4) LOC	5,340	5,340
				354,479
Iowa (0.4%)
Iowa Board of Regents Hospital Revenue (University of Iowa Hospitals & Clinics)	4.000%	9/1/19	5,675	6,044
Iowa Finance Authority Healthcare Revenue (Genesis Health System)	5.000%	7/1/19	4,075	4,406
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	14,135	14,467
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	7,500	7,627
2 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	12,155	12,480
Iowa Finance Authority Revenue	5.000%	8/1/21	9,400	10,809
Iowa Finance Authority Revenue	5.000%	8/1/22	10,000	11,740
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/17	1,300	1,324
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/21	400	444
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/22	425	478
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	4.000%	12/1/23	500	566
Iowa Special Obligation Revenue	5.000%	6/15/21	1,820	2,086
Iowa Special Obligation Revenue	5.000%	6/15/22	3,740	4,378
Iowa Special Obligation Revenue	5.000%	6/15/23	4,820	5,736
Xenia IA Rural Water District Revenue	5.000%	12/1/21	320	358
Xenia IA Rural Water District Revenue	5.000%	12/1/22	335	380
				83,323
Kansas (0.6%)
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/22	500	556
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/23	500	559
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/24	1,080	1,213
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/25	600	674
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	750	863
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/21	1,565	1,801
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/22	1,000	1,175
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	750	894
1 Kansas Department of Transportation Highway Revenue	0.899%	9/1/17	4,000	3,999
1 Kansas Department of Transportation Highway Revenue	0.979%	9/1/18	3,500	3,495
1 Kansas Department of Transportation Highway Revenue	1.059%	9/1/19	3,000	2,992
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/18	1,035	1,069
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/19	1,150	1,229
Kansas Development Finance Authority Revenue	5.000%	5/1/21	17,635	20,028
Kansas Development Finance Authority Revenue	5.000%	4/1/22	3,765	4,315
Kansas Development Finance Authority Revenue	5.000%	5/1/22	17,565	20,301
Kansas Development Finance Authority Revenue	5.000%	5/1/24	16,250	19,359
Kansas Development Finance Authority Revenue (Wichita State University Projects)	5.000%	6/1/18	2,420	2,524
3 University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/22	180	208
3 University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/23	300	352
3 University of Kansas Hospital Authority Health Facilities Revenue	5.000%	3/1/24	275	326
Wichita KS GO	1.250%	10/13/17	34,655	34,656
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/17 (ETM)	1,130	1,155
Wichita KS Hospital Facilities Revenue (Via Christi Health System Inc.)	5.000%	11/15/18 (ETM)	2,250	2,390
Wichita KS Water & Sewer Utility Revenue	5.000%	10/1/22	1,040	1,219
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/22	1,000	1,159
Wyandotte County KS Unified School District No. 500 GO	5.000%	9/1/23	1,200	1,413
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/19	500	543
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/20	1,565	1,743
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	868
				133,078
Kentucky (0.9%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	4.000%	2/1/21	540	575
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/22	565	629
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/23	765	860
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/24	680	770
Carroll County KY Pollution Control Revenue (Kentucky Utilities Co. Project) PUT	1.050%	9/1/19	6,875	6,799
Kenton County KY Airport Revenue	5.000%	1/1/20	700	765
Kenton County KY Airport Revenue	5.000%	1/1/21	700	783
Kenton County KY Airport Revenue	5.000%	1/1/22	750	855
Kenton County KY Airport Revenue	5.000%	1/1/23	500	577
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/18	2,500	2,631
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/21	1,000	1,137
Kentucky Bond Development Corp. Hospital Facilities Revenue (St. Elizabeth Medical Center, Inc.)	5.000%	5/1/22	750	871
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.568%	2/1/20	25,000	24,549
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/20 (14)	6,000	6,640

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/21 (14)	6,025	6,810
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/22 (14)	2,500	2,876
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	15,840	18,022
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	4,510	5,220
Kentucky Property & Building Commission Revenue	5.000%	8/1/22	15,060	17,432
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.000%	7/1/17	27,800	27,960
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18	2,500	2,615
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.150%	6/1/17	5,000	5,001
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.600%	6/1/17	9,500	9,504
Louisville & Jefferson County KY Metropolitan Government Environmental Facilities Revenue
(Louisville Gas & Electric Co. Project) PUT	1.500%	4/1/19	19,850	19,880
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/20	600	665
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	3.000%	10/1/21	1,000	1,045
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/22	1,750	2,007
Louisville & Jefferson County KY Metropolitan Sewer & Drain System BAN	3.500%	11/15/17	50,000	50,719
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/18	1,100	1,139
				219,336
Louisiana (1.0%)
DeSoto Parish LA Pollution Control Revenue (Southwestern Electric Power Co. Project)	1.600%	1/1/19	13,500	13,510
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.860%	5/1/17	32,225	32,225
1 East Baton Rouge Parish LA Sewer Commission Revenue PUT	1.188%	8/1/18	23,475	23,358
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	4.000%	7/15/18	1,040	1,077
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/19	1,190	1,287
Lafayette LA Communications System Revenue	5.000%	11/1/20 (4)	1,000	1,114
Lafayette LA Communications System Revenue	5.000%	11/1/21 (4)	1,000	1,138
Lafayette LA Communications System Revenue	5.000%	11/1/22 (4)	2,000	2,307
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/20	8,000	8,806
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/21 (4)	5,000	5,660
Louisiana Citizens Property Insurance Corp. Assessment Revenue	5.000%	6/1/22 (4)	4,000	4,611
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.158%	5/1/17	55,500	55,497
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.158%	5/1/18	12,500	12,436
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.238%	5/1/18	8,000	7,959
Louisiana GO	5.000%	5/1/22	10,320	11,911
Louisiana GO	5.000%	5/1/22	2,800	3,232
Louisiana GO	5.000%	9/1/22	4,000	4,645
Louisiana Highway Improvement Revenue	5.000%	6/15/18	1,325	1,384
Louisiana Highway Improvement Revenue	5.000%	6/15/19	1,000	1,081
Louisiana Highway Improvement Revenue	5.000%	6/15/20	1,325	1,473
Louisiana Highway Improvement Revenue	5.000%	6/15/21	1,100	1,254
Louisiana Offshore Terminal Authority Deep Water Port Revenue (LOOP LLC Project) PUT	2.200%	10/1/17	4,125	4,137
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	4.000%	5/15/20	310	332
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/21	450	506
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/22	350	401
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	1,050	1,094
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/19	1,250	1,344
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/20	1,100	1,210
New Orleans LA GO	5.000%	12/1/18	4,065	4,308
New Orleans LA GO	5.000%	12/1/20	1,400	1,565
New Orleans LA GO	5.000%	12/1/21	1,200	1,370
New Orleans LA GO	5.000%	12/1/22	700	811
New Orleans LA Sewage Service Revenue	5.000%	6/1/18	500	521
New Orleans LA Sewage Service Revenue	5.000%	6/1/19	500	538
New Orleans LA Sewage Service Revenue	5.000%	6/1/21	300	338
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	350	401
New Orleans LA Sewage Service Revenue	5.000%	6/1/22	1,595	1,827
New Orleans LA Sewage Service Revenue	5.000%	6/1/23	350	405
New Orleans LA Water Revenue	5.000%	12/1/20	400	444
New Orleans LA Water Revenue	5.000%	12/1/22	1,500	1,721
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	14,650	15,392
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/19	2,500	2,646
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/20	8,375	9,058
Tobacco Settlement Financing Corp. Louisiana Revenue	5.000%	5/15/22	1,000	1,119
				247,453

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maine (0.1%)
Maine GO	5.000%	6/1/22	10,205	11,992
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/21	3,930	4,457
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/22	1,425	1,645
Maine Health & Higher Educational Facilities Authority Revenue	5.000%	7/1/23	3,275	3,838
				21,932
Maryland (4.5%)
Anne Arundel County MD GO	5.000%	4/1/19	6,960	7,492
Anne Arundel County MD GO	5.000%	4/1/19	2,640	2,842
Anne Arundel County MD GO	5.000%	10/1/22	3,110	3,672
Anne Arundel County MD GO	5.000%	10/1/22	1,455	1,718
Anne Arundel County MD GO	5.000%	10/1/22	2,520	2,976
Anne Arundel County MD GO	5.000%	10/1/22	4,690	5,538
Anne Arundel County MD GO	5.000%	10/1/23	3,110	3,741
Anne Arundel County MD GO	5.000%	10/1/23	1,455	1,750
Anne Arundel County MD GO	5.000%	10/1/23	2,485	2,989
Anne Arundel County MD GO	5.000%	10/1/23	3,880	4,667
Baltimore County MD GO	5.000%	2/1/18	2,900	2,991
Baltimore County MD GO	5.000%	2/1/18	9,000	9,282
Baltimore County MD GO	5.000%	2/1/20	2,100	2,322
Baltimore County MD GO	5.000%	10/15/21	10,400	12,011
Baltimore County MD GO	5.000%	2/1/23	6,950	8,073
Baltimore County MD GO	5.000%	8/1/23	3,700	4,442
Baltimore County MD GO	5.000%	8/1/25	3,000	3,529
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/17	500	510
Baltimore MD Consolidated Public Improvement GO	5.000%	10/15/18	2,280	2,415
Baltimore MD Project Revenue	5.000%	7/1/21	750	857
Baltimore MD Project Revenue	5.000%	7/1/21	520	595
Baltimore MD Project Revenue	5.000%	7/1/22	550	641
Baltimore MD Project Revenue	5.000%	7/1/22	500	582
Baltimore MD Project Revenue	5.000%	7/1/23	550	650
Baltimore MD Project Revenue	5.000%	7/1/23	525	621
Calvert County MD GO	5.000%	7/1/22	4,855	5,709
Howard County MD GO	5.000%	2/15/18	3,895	4,023
Howard County MD GO	5.000%	2/15/19	3,830	4,106
Howard County MD GO	5.000%	8/15/19	5,000	5,452
Howard County MD GO	5.000%	2/15/20	4,475	4,955
Maryland Department of Transportation Revenue	5.000%	5/1/18	3,250	3,384
Maryland Department of Transportation Revenue	5.000%	5/1/19	14,000	15,113
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,475	20,166
Maryland Department of Transportation Revenue	5.000%	11/1/20	11,500	12,991
Maryland Department of Transportation Revenue	5.000%	12/1/20	15,495	17,546
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,375	14,320
Maryland Department of Transportation Revenue	5.000%	12/15/21	7,920	9,189
Maryland Department of Transportation Revenue	5.000%	2/15/22	38,965	45,476
Maryland Department of Transportation Revenue	5.000%	11/1/22	23,000	27,258
Maryland Department of Transportation Revenue	5.000%	12/15/22	11,255	13,371
Maryland Department of Transportation Revenue	4.000%	12/15/24	17,620	20,050
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	8,900	8,867
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/20 (4)	620	668
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/21 (4)	700	767
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/22 (4)	1,200	1,331
Maryland Economic Development Corp. Student Housing Revenue
(University of Maryland College Park)	4.000%	6/1/23 (4)	1,350	1,513
Maryland GO	5.000%	8/1/17	8,495	8,587
Maryland GO	5.000%	8/1/17	26,445	26,731
Maryland GO	5.000%	8/1/17	5,070	5,125
Maryland GO	5.000%	8/1/17	5,000	5,054
4 Maryland GO	5.000%	8/15/17 (Prere.)	2,795	2,830
Maryland GO	5.000%	3/1/18	1,150	1,190
Maryland GO	5.250%	3/1/18	2,400	2,488
Maryland GO	5.000%	8/1/18	24,160	25,397
Maryland GO	5.000%	8/1/18	28,795	30,269
Maryland GO	5.000%	11/1/18	2,525	2,679
4 Maryland GO	5.000%	8/1/19 (Prere.)	28,995	31,536
Maryland GO	5.000%	11/1/19	4,265	4,682
Maryland GO	4.500%	8/1/20	4,215	4,663
Maryland GO	5.000%	8/1/20	30,000	33,674

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 Maryland GO	5.000%	3/1/21 (Prere.)	3,745	4,267
Maryland GO	4.000%	8/1/21	20,000	22,207
Maryland GO	5.000%	8/1/21	34,110	39,328
Maryland GO	5.000%	8/1/21	30,000	34,590
Maryland GO	5.000%	6/1/22	4,000	4,695
Maryland GO	5.000%	8/1/22	10,000	11,779
Maryland GO	5.000%	8/1/22	4,430	5,218
Maryland GO	5.000%	8/1/23	83,960	100,807
Maryland GO	5.000%	3/15/24	46,400	56,254
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.250%	1/1/24	1,455	1,673
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/18	835	865
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	4.000%	7/1/19	850	903
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/20	1,000	1,116
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.488%	11/15/17	5,860	5,876
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.488%	11/15/17	19,465	19,517
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.238%	5/15/18	4,650	4,654
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.258%	5/15/18	9,500	9,510
Maryland Health & Higher Educational Facilities Authority Revenue (Loyola University)	5.000%	10/1/18	1,095	1,156
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/17	1,500	1,518
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/18	1,400	1,471
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/19	1,400	1,521
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/20	2,170	2,415
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/21	1,785	2,033
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health)	5.000%	8/15/22	4,600	5,339
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	4.000%	7/1/20	1,000	1,079
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/21	650	737
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/22	500	575
Maryland Health & Higher Educational Facilities Authority Revenue (Meritus Medical Center, Inc.)	5.000%	7/1/23	1,220	1,419
Maryland Health & Higher Educational Facilities Authority Revenue
(Peninsula Regional Medical Center)	5.000%	7/1/21	2,220	2,526
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.000%	7/1/21	1,000	1,092
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/22	2,580	2,975
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/19	2,500	2,687
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/20	3,150	3,473
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/21	7,045	7,923
Maryland Health & Higher Educational Facilities Authority Revenue
(Western Maryland Health System)	5.000%	7/1/22	5,000	5,707
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/22	12,350	14,409
Montgomery County MD GO	5.000%	8/1/17	12,100	12,231
Montgomery County MD GO	5.000%	11/1/17	4,800	4,902
Montgomery County MD GO	5.000%	7/1/18	32,050	33,586
Montgomery County MD GO	5.000%	7/1/18	3,400	3,563
Montgomery County MD GO	5.000%	8/1/18	2,000	2,102
Montgomery County MD GO	5.000%	11/1/19	2,840	3,117
Montgomery County MD GO	5.000%	11/1/21	22,680	26,278
Montgomery County MD GO	5.000%	12/1/21	10,000	11,607
Montgomery County MD GO	5.000%	12/1/22	8,650	10,248
Prince Georges County MD GO	5.000%	7/1/23	3,500	4,196
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/21	14,705	16,302
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/22	15,290	17,198
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/17	4,000	4,016
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/18	2,735	2,857
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/20	5,000	5,585
Washington Suburban Sanitation District Maryland GO	5.000%	6/1/21	4,695	5,391
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/21	1,840	2,044
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/22	1,950	2,196
Westminster MD Educational Facilities Revenue (McDaniel College Inc.)	5.000%	11/1/23	2,060	2,344
				1,061,143
Massachusetts (4.2%)
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/18	1,250	1,311
Massachusetts Bay Transportation Authority Revenue VRDO	0.910%	5/5/17	9,800	9,800

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.000%	7/1/18 (Prere.)	10,000	10,478
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,480
Massachusetts Bay Transportation Authority Sales Tax Revenue PUT	1.200%	11/24/17	29,190	29,190
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.000%	5/5/17	19,838	19,838
Massachusetts College Building Authority Revenue	5.000%	5/1/20	3,000	3,334
Massachusetts College Building Authority Revenue	5.000%	5/1/21	5,495	6,280
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	7,000	7,700
Massachusetts Department of Transportation Metropolitan Highway System Revenue VRDO	0.900%	5/5/17	40,725	40,725
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/18	1,245	1,311
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/19	1,215	1,318
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17 (ETM)	1,025	1,032
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/17	1,035	1,042
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18 (ETM)	435	456
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/18	440	459
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/21	750	843
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22	850	967
2 Massachusetts Development Finance Agency Revenue (Boston University) TOB VRDO	1.020%	5/5/17 LOC	6,430	6,430
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/20	5,000	5,540
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,705	6,473
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/21	5,000	5,673
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	3,385	3,914
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/22	1,655	1,914
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	6,000	7,035
Massachusetts Development Finance Agency Revenue (CareGroup Inc.)	5.000%	7/1/23	2,605	3,054
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/19	1,540	1,617
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/20	1,030	1,106
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/21	1,180	1,290
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,265	1,404
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/22	1,140	1,283
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	1,835	2,052
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/23	800	914
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/22	6,090	7,167
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/23	6,555	7,864
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/20	800	892
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.450%	1/30/18	8,790	8,800
1 Massachusetts Development Finance Agency Revenue (Partners Healthcare) PUT	1.380%	1/29/20	5,500	5,412
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/17	1,000	1,009
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/18	1,025	1,048
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/19	1,080	1,121
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/20	1,105	1,160
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/21	1,095	1,160
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/22	1,165	1,242
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/21	500	566
Massachusetts Development Finance Agency Revenue (South Shore Hospital Inc.)	5.000%	7/1/22	600	691
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/22	435	494
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/23	1,500	1,726
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/24	1,000	1,154
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/17	2,265	2,280
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/19	2,000	2,146
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	1,440	1,607
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/21	3,200	3,570
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.000%	7/1/22	750	846
1 Massachusetts Development Finance Agency Revenue (Williams College) PUT	1.180%	7/1/17	14,860	14,859
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	1,000	1,086
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	5,000	5,594
Massachusetts GO	5.000%	10/1/17	27,000	27,483
Massachusetts GO	5.500%	11/1/17	2,100	2,150
Massachusetts GO	5.500%	12/1/17 (14)	3,255	3,345
1 Massachusetts GO	1.330%	1/1/18	10,000	10,007
4 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,730
4 Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	4,765
Massachusetts GO	5.250%	8/1/18 (4)	5,060	5,333
Massachusetts GO	5.500%	8/1/18 (14)	2,000	2,114
Massachusetts GO	5.000%	10/1/18	30,000	31,722
Massachusetts GO	5.500%	10/1/18	4,955	5,274
Massachusetts GO	5.500%	10/1/18 (4)	10,200	10,857
Massachusetts GO	5.000%	12/1/18	30,000	31,914
Massachusetts GO	5.500%	12/1/19 (14)	9,160	10,194
Massachusetts GO	5.000%	4/1/20	45,000	49,990
Massachusetts GO	5.000%	6/1/20 (Prere.)	10,000	11,142
Massachusetts GO	5.000%	8/1/20	33,155	37,187

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Massachusetts GO	5.000%	8/1/21 (Prere.)	7,500	8,624
	Massachusetts GO	5.000%	8/1/21	40,500	46,584
	Massachusetts GO	5.000%	10/1/21 (Prere.)	7,860	9,083
	Massachusetts GO	5.000%	7/1/22	3,235	3,793
	Massachusetts GO	5.000%	10/1/23	4,220	5,051
	Massachusetts GO	5.000%	11/1/23	10,000	11,810
	Massachusetts GO	5.000%	11/1/24	3,500	4,124
	Massachusetts GO	5.000%	7/1/25	14,955	17,454
	Massachusetts GO	5.000%	7/1/26	7,020	8,174
	Massachusetts GO PUT	1.050%	7/1/20	16,500	16,243
1	Massachusetts GO PUT	1.200%	8/1/17	23,000	23,000
	Massachusetts GO VRDO	0.900%	5/5/17	21,000	21,000
	Massachusetts Health & Educational Facilities Authority Revenue (Amherst College) PUT	0.800%	12/1/17	2,000	1,997
	Massachusetts Health & Educational Facilities Authority Revenue (Children’s Hospital) VRDO	0.880%	5/1/17 LOC	8,000	8,000
	Massachusetts Health & Educational Facilities Authority Revenue (Lahey Clinic Medical Center)	5.250%	8/15/17 (Prere.)	6,650	6,737
	Massachusetts Health & Educational Facilities Authority Revenue
	(Milford Regional Medical Center)	5.000%	7/15/22	500	504
4	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,526
4	Massachusetts Health & Educational Facilities Authority Revenue (MIT)	5.500%	7/1/18 (Prere.)	3,875	4,084
	Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,085
	Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System)	5.000%	7/1/22	5,000	5,418
	Massachusetts Health & Educational Facilities Authority Revenue
	(Partners Healthcare System) VRDO	0.900%	5/5/17	6,200	6,200
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/20	960	1,051
	Massachusetts Health & Educational Facilities Authority Revenue
	(UMass Memorial Medical Center)	5.000%	7/1/21	1,415	1,553
	Massachusetts Housing Finance Agency Single Family Housing Revenue	3.500%	6/1/42	8,465	8,899
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	12/1/44	4,830	5,146
	Massachusetts Housing Finance Agency Single Family Housing Revenue	4.000%	6/1/45	4,855	5,133
	Massachusetts Municipal Wholesale Electric Co. Power System Revenue	5.000%	7/1/17	9,560	9,627
	Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	6,600	6,648
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	4,715	4,774
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/19	2,250	2,432
	Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/19	15,000	16,349
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/19	11,460	12,406
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/21	5,000	5,735
	Massachusetts Transportation Fund Revenue (Accelerated Bridge Program)	5.000%	6/1/22	3,850	4,385
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/18 (14)	10,000	9,930
	Massachusetts Turnpike Authority Revenue (Metropolitan Highway System)	0.000%	1/1/20 (14)	17,000	16,330
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/17	1,500	1,516
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/18	3,000	3,154
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	1,000	1,054
	Massachusetts Water Pollution Abatement Trust Revenue	5.250%	8/1/18	2,065	2,177
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/19	4,500	4,900
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20	16,000	17,960
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/20 (Prere.)	6,000	6,720
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	4,580	5,281
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/21	7,520	8,170
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/22	4,290	4,658
	Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	5,000	5,424
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	3,210	3,490
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/19 (Prere.)	930	1,011
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/20	1,370	1,496
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/21	3,900	4,490
	Massachusetts Water Resources Authority Revenue	5.000%	8/1/23	6,000	6,886
[1,2]	Massachusetts Water Resources Authority Revenue TOB PUT	1.100%	7/3/17 LOC	7,250	7,250
2	Massachusetts Water Resources Authority Revenue TOB VRDO	1.000%	5/5/17 (4) LOC	27,000	27,000
	Massachusetts Water Resources Authority Revenue VRDO	0.930%	5/5/17	27,000	27,000
	University of Massachusetts Building Authority Revenue	5.000%	11/1/20	1,250	1,409
	University of Massachusetts Building Authority Revenue PUT	1.200%	11/24/17	9,390	9,390
					990,289
Michigan (2.6%)
	Chippewa Valley MI Schools GO	5.000%	5/1/19	1,025	1,102
	Chippewa Valley MI Schools GO	5.000%	5/1/22	450	521
	Chippewa Valley MI Schools GO	5.000%	5/1/23	575	674
	Coopersville MI Area Public Schools GO	5.000%	5/1/20	1,235	1,369
	Coopersville MI Area Public Schools GO	5.000%	5/1/21	2,325	2,645
	Coopersville MI Area Public Schools GO	5.000%	5/1/22	1,900	2,199
	Detroit MI Water Supply System Revenue	5.000%	7/1/20	1,755	1,928
	East Lansing MI School District GO	5.000%	5/1/20	600	665

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
East Lansing MI School District GO	5.000%	5/1/22	2,095	2,425
Forest Hills MI Public Schools GO	5.000%	5/1/22	4,645	5,376
Forest Hills MI Public Schools GO	5.000%	5/1/23	4,405	5,164
2 Great Lakes MI Water Authority Sewer Disposal System Revenue TOB VRDO	1.100%	5/5/17 (4)	6,235	6,235
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/22	1,840	2,110
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/23	4,755	5,529
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/21	500	563
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/22	500	570
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/23	500	576
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/24	550	638
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	11/15/17	1,500	1,532
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	4.000%	11/15/24	3,120	3,292
L’Anse Creuse MI Public Schools GO	5.000%	5/1/18	720	748
L’Anse Creuse MI Public Schools GO	5.000%	5/1/19	1,030	1,108
L’Anse Creuse MI Public Schools GO	5.000%	5/1/20	1,670	1,851
L’Anse Creuse MI Public Schools GO	5.000%	5/1/21	250	284
Lincoln MI Consolidated School District GO	5.000%	5/1/21 (4)	1,000	1,137
Lincoln MI Consolidated School District GO	5.000%	5/1/23 (4)	1,310	1,536
Livonia MI Public Schools School District GO	5.000%	5/1/19 (15)	1,000	1,072
Livonia MI Public Schools School District GO	5.000%	5/1/20 (15)	3,365	3,684
Livonia MI Public Schools School District GO	5.000%	5/1/21 (15)	2,000	2,220
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/21	700	791
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/22	900	1,035
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/23	900	1,046
Michigan Building Authority Revenue	5.000%	10/15/17	1,250	1,274
Michigan Building Authority Revenue	5.000%	4/15/20	7,000	7,761
Michigan Building Authority Revenue	5.000%	10/15/20	2,250	2,530
Michigan Building Authority Revenue	5.000%	10/15/21	1,750	2,011
Michigan Building Authority Revenue	5.000%	4/15/22	4,350	5,034
Michigan Building Authority Revenue	5.000%	4/15/22	1,000	1,157
Michigan Building Authority Revenue	5.000%	4/15/23	1,350	1,588
Michigan Finance Authority Revenue	5.000%	10/1/19	850	919
Michigan Finance Authority Revenue	5.000%	4/1/20	3,800	4,117
Michigan Finance Authority Revenue	5.000%	10/1/20	1,200	1,294
Michigan Finance Authority Revenue	5.000%	4/1/21	4,350	4,801
Michigan Finance Authority Revenue	5.000%	4/15/21	6,240	7,093
Michigan Finance Authority Revenue	5.000%	10/1/21	1,275	1,407
Michigan Finance Authority Revenue	5.000%	4/1/22	7,185	8,032
Michigan Finance Authority Revenue	5.000%	10/1/22	525	591
Michigan Finance Authority Revenue	5.000%	4/1/23	9,000	10,194
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/17	1,000	1,008
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	4.000%	8/1/20	1,250	1,348
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/21	3,500	3,976
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/22	2,500	2,894
2 Michigan Finance Authority Revenue (Beaumont Health Obligated Group) TOB VRDO	1.100%	5/5/17	6,060	6,060
Michigan Finance Authority Revenue (Detroit Water & Sewer)	3.000%	7/1/17	500	501
Michigan Finance Authority Revenue (Detroit Water & Sewer)	3.000%	7/1/17	200	201
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	5,000	5,033
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	500	503
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17	1,100	1,107
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/17 (14)	5,000	5,035
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	5,500	5,739
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,150	1,195
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18	1,250	1,299
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/18 (14)	6,000	6,261
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	3,500	3,758
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	1,310	1,407
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,000	2,147
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/19 (14)	2,855	3,065
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	3,000	3,301
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	2,310	2,542
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (14)	8,000	8,802
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/20 (4)	8,500	9,374
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	10,000	11,264
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (14)	3,000	3,371
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21	1,000	1,120
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/21 (4)	16,260	18,315
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22	1,000	1,135
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/21	1,800	2,052
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/22	2,000	2,321
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/23	3,000	3,535

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/17	1,000	1,002
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/18	805	839
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/19	1,000	1,079
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/20	600	667
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/21	600	683
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/22	800	927
2 Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	0.920%	5/1/17 LOC	29,000	29,000
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	4.000%	6/1/20	600	645
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/21	750	849
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/22	1,000	1,154
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/17	500	508
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/18	500	522
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	600	641
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/19	1,000	1,065
Michigan Finance Authority Revenue (Sparrow Obligated Group)	4.000%	11/15/20	2,000	2,168
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/21	1,600	1,828
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/22	1,500	1,741
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/17	1,150	1,165
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	500	529
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/19	1,500	1,642
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/21	4,575	5,287
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/22	16,800	19,821
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/23	7,230	8,668
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20	9,235	10,402
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/21	5,000	5,751
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/22	5,500	6,439
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/23	6,000	7,130
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	52,938
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	20,000	21,712
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	2,275	2,316
Michigan GAN	5.000%	3/15/20	6,000	6,624
Michigan GAN	5.000%	3/15/21	4,000	4,532
Michigan GAN	5.000%	3/15/22	2,500	2,890
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,111
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/23	7,330	7,960
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.400%	6/29/18	11,750	11,768
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.500%	5/1/20	2,785	2,776
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	1.900%	4/1/21	7,000	7,030
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group) PUT	2.400%	3/15/23	13,000	13,153
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/18	6,375	6,649
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/19	3,350	3,610
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	5,000	5,146
Michigan Housing Development Authority Single Family Mortgage Revenue	4.000%	6/1/46	11,305	12,028
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/18	400	423
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	8,000	7,832
Michigan Strategic Fund Limited Obligation Revenue (Detroit Edison Co. Project) PUT	1.450%	9/1/21	2,000	1,958
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	4.000%	3/1/18	500	513
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/19	1,000	1,071
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/20	800	882
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/21	600	680
Oakland University MI Revenue	5.000%	3/1/20	1,780	1,954
Oakland University MI Revenue	5.000%	3/1/21	1,000	1,126
Oakland University MI Revenue	5.000%	3/1/22	1,285	1,472
Oakland University MI Revenue	5.000%	3/1/23	425	494
Oakland University of Michigan Revenue VRDO	0.900%	5/5/17 LOC	5,200	5,200
Portage MI Public Schools GO	5.000%	11/1/20	750	843
Portage MI Public Schools GO	5.000%	5/1/22	1,790	2,072
Portage MI Public Schools GO	5.000%	11/1/22	1,380	1,609
Rochester MI Community School District GO	5.000%	5/1/20	6,980	7,736
Rochester MI Community School District GO	5.000%	5/1/21	4,075	4,635
Rochester MI Community School District GO	5.000%	5/1/22	1,650	1,910
Rochester MI Community School District GO	5.000%	5/1/23	1,225	1,439
Romeo MI Community School District GO	5.000%	5/1/23	1,000	1,172
Royal Oak MI City School District GO	5.000%	5/1/20	1,250	1,385
Royal Oak MI City School District GO	5.000%	5/1/21	600	683
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/17	1,400	1,419
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/19	1,500	1,625

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/20	1,200	1,335
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	2,899
University of Michigan Revenue	5.000%	4/1/21	1,000	1,144
University of Michigan Revenue	5.000%	4/1/22	600	703
University of Michigan Revenue	5.000%	4/1/23	500	597
1 University of Michigan Revenue PUT	1.330%	4/2/18	21,860	21,901
Walled Lake MI Consolidate School District GO	5.000%	5/1/22	3,135	3,628
Warren MI Consolidated School District GO	5.000%	5/1/23 (15)	2,755	3,230
Wayne County MI Airport Authority Revenue	5.000%	12/1/23	2,345	2,662
2 Wayne State University Michigan Revenue TOB VRDO	1.050%	5/5/17	2,500	2,500
Western Michigan University Revenue	5.000%	11/15/21	1,000	1,145
Woodhaven-Brownstone MI School District GO	5.000%	5/1/21	1,710	1,945
Woodhaven-Brownstone MI School District GO	5.000%	5/1/22	1,730	2,002
Woodhaven-Brownstone MI School District GO	5.000%	5/1/23	1,615	1,893
				617,209
Minnesota (0.8%)
Hennepin County MN GO	5.000%	12/1/20	3,000	3,400
Hennepin County MN GO	5.000%	12/1/20	4,085	4,630
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	675	761
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	600	692
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	650	765
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/23	1,500	1,785
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/20	3,500	3,843
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	4.000%	1/1/21	125	137
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	350	395
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/21	2,700	3,047
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	1,000	1,153
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	3,000	3,459
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/22	250	289
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	5,000	5,871
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/23	250	294
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	7,180	8,544
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/24	200	239
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/21	550	627
Minneapolis MN Health Care System Revenue (Fairview Health Services)	5.000%	11/15/22	200	231
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/19	6,830	7,295
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/21	7,225	8,160
Minnesota 911 Revenue	5.000%	6/1/18 (ETM)	2,320	2,423
Minnesota 911 Revenue	5.000%	6/1/21	9,390	10,794
Minnesota General Fund Revenue	5.000%	3/1/19	6,410	6,877
Minnesota GO	5.000%	10/1/17 (ETM)	35	36
Minnesota GO	5.000%	10/1/17	2,240	2,280
Minnesota GO	5.000%	8/1/18	8,375	8,800
Minnesota GO	5.000%	8/1/18	3,000	3,152
Minnesota GO	5.000%	8/1/18	3,825	4,019
Minnesota GO	5.000%	11/1/19	2,000	2,194
Minnesota GO	5.000%	8/1/21	6,000	6,910
Minnesota GO	5.000%	8/1/21	15,500	17,850
Minnesota GO	5.000%	8/1/22	12,900	15,173
Minnesota GO	5.000%	8/1/23	6,665	7,463
Minnesota GO	4.000%	10/1/24	14,225	16,069
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/20	500	538
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/21	425	465
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/22	495	548
Minnesota Municipal Power Agency Revenue	5.000%	1/1/20	2,000	2,203
Minnesota Municipal Power Agency Revenue	5.000%	1/1/21	1,250	1,416
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/18	8,500	8,793
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/20	1,340	1,489
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/21	1,195	1,355
Shakopee MN Healthcare Facilities Revenue (St. Francis Regional Medical Center)	5.000%	9/1/22	1,580	1,822
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/17	1,000	1,000
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/22	2,800	3,232
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,250
University of Minnesota Revenue	5.000%	12/1/17	10,000	10,245
University of Minnesota Revenue	5.000%	8/1/22	1,575	1,849
				197,862

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.2%)
DeSoto County MS School District GO	5.000%	5/1/18	10,340	10,760
DeSoto County MS School District GO	5.000%	5/1/19	8,000	8,615
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/21	1,050	1,171
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/22	2,000	2,260
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/23	1,500	1,708
Jackson MS Public School District GO	5.000%	4/1/22	1,500	1,701
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.900%	5/5/17	11,700	11,700
Mississippi Business Finance Corp. Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.125%	9/1/17	1,250	1,250
1 Mississippi GO	1.430%	9/1/17	4,635	4,637
1 Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System) PUT	2.200%	8/15/20	7,875	7,821
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,541
				54,164
Missouri (0.9%)
Boone County MO Hospital Revenue	5.000%	8/1/22	1,370	1,550
Boone County MO Hospital Revenue	5.000%	8/1/23	2,465	2,810
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/19	2,000	2,151
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/20	1,000	1,108
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/17	3,270	3,340
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	1,445	1,534
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/18	2,225	2,362
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/19	805	884
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/20	2,000	2,262
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/22	2,000	2,324
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/22	1,500	1,713
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/23	1,420	1,646
Kansas City MO Airport Revenue	5.000%	9/1/18	1,500	1,578
Kansas City MO Airport Revenue	5.000%	9/1/19	2,715	2,943
Kansas City MO GO	4.000%	2/1/18	5,660	5,793
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/21	1,025	1,125
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/22	1,250	1,394
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/23	1,500	1,690
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,275	1,444
Kansas City MO Special Obligation Revenue	5.000%	10/1/21	1,305	1,478
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,295	1,489
Kansas City MO Special Obligation Revenue	5.000%	10/1/22	1,410	1,622
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/21	3,000	3,365
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/22	4,955	5,654
Missouri Board of Public Buildings Special Obligation Revenue	5.000%	10/1/19	17,225	18,847
Missouri Development Finance Board Infrastructure Facilities Revenue (Branson Landing Project)	4.000%	12/1/20	1,300	1,390
Missouri Environmental Improvement & Energy Resources Authority Revenue
(Kansas City Power & Light)	1.250%	7/1/17	4,200	4,202
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/19	750	794
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/20	870	940
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/21	1,420	1,559
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(BJC Health System) VRDO	0.890%	5/5/17	8,400	8,400
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/22	3,375	3,906
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/18	2,890	2,976
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/19	3,040	3,231
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/20	3,085	3,372
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/18	500	510
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/19	650	677
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	4.000%	2/1/20	900	953
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/21	400	444
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/22	1,190	1,341

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Missouri Health & Educational Facilities Authority Revenue
	(Lutheran Senior Services Obligated Group)	5.000%	2/1/23	1,200	1,366
	Missouri Health & Educational Facilities Authority Revenue
	(Lutheran Senior Services Obligated Group)	5.000%	2/1/24	750	856
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/20	43,310	48,259
	Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/21	4,380	5,019
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/19	2,200	2,339
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/21	6,275	7,031
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/22	4,365	4,976
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/18	1,500	1,564
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/18	1,250	1,327
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/19	2,750	2,966
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/19	2,500	2,737
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/20	1,125	1,248
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/20	1,000	1,124
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/21	1,250	1,421
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/21	1,860	2,138
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/22	3,205	3,713
	Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/22	1,500	1,754
	Springfield MO Public Utility Revenue	5.000%	8/1/23	3,425	4,088
	St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
	(Friendship Village Sunset Hills)	2.850%	9/1/18	5,400	5,425
	St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	5.000%	7/1/18	1,295	1,352
	St. Louis MO Parking Revenue	5.000%	12/15/21 (4)	535	608
	St. Louis MO Parking Revenue	5.000%	12/15/22 (4)	1,000	1,155
					209,267
Montana (0.1%)
	Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	25,330	24,672
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/21	1,290	1,448
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/22	1,435	1,639
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/23	2,075	2,405
	Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/24	2,145	2,498
					32,662
Multiple States (0.7%)
[1,2]	Eaton Vance Municipal Bond Fund II	1.950%	7/1/19	4,975	4,976
2	Nuveen AMT-Free Municipal Income Fund VRDP VRDO	1.150%	5/5/17 LOC	60,000	60,000
2	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.000%	5/5/17 LOC	77,100	77,100
2	Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund VRDP VRDO	1.000%	5/5/17	13,100	13,100
					155,176
Nebraska (0.8%)
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,590
	Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/21	3,000	3,390
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	6/1/19	11,175	11,908
	Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	50,000	54,253
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	4.000%	11/1/19	750	795
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	5.000%	11/1/20	1,400	1,553
	Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
	(Nebraska Methodist Health System)	5.000%	11/1/22	1,000	1,147
	Douglas County NE Housing Authority Revenue (Blair High Residences Project)	1.400%	4/1/19	5,175	5,178
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	5.000%	11/1/18	500	526
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/19	750	793
	Lincoln County NE Hospital Authority No. 1 Hospital Revenue
	(Great Plains Regional Medical Center Project)	4.000%	11/1/20	600	643
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/19	1,500	1,609
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/20	1,350	1,490
	Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/23	1,030	1,202
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/43	1,895	1,926
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	9/1/43	2,370	2,414
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.000%	3/1/44	2,785	2,845
	Nebraska Investment Finance Authority Single Family Housing Revenue	4.000%	9/1/44	4,445	4,650
	Nebraska Investment Finance Authority Single Family Housing Revenue	3.500%	9/1/45	9,965	10,489
	Nebraska Public Power Agency Revenue	5.000%	1/1/22	4,330	4,901
	Nebraska Public Power District Revenue	5.000%	1/1/18	1,500	1,542
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,066
	Nebraska Public Power District Revenue	5.000%	1/1/19	1,000	1,066
	Nebraska Public Power District Revenue	5.000%	1/1/20	2,800	3,078

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nebraska Public Power District Revenue	5.000%	7/1/20	6,065	6,765
Nebraska Public Power District Revenue	5.000%	1/1/21	4,635	5,239
Nebraska Public Power District Revenue	5.000%	1/1/21	2,250	2,543
Nebraska Public Power District Revenue	5.000%	7/1/21	3,185	3,646
Nebraska Public Power District Revenue	5.000%	1/1/22	1,250	1,444
Nebraska Public Power District Revenue	5.000%	1/1/23	1,320	1,552
Nebraska Public Power District Revenue	5.000%	1/1/24	1,525	1,821
Omaha NE Public Power District Electric Revenue	5.000%	2/1/20	7,370	8,148
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	6,400	7,276
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/21	1,535	1,672
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/22	1,000	1,104
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/23	1,700	1,886
University of Nebraska Facilities Corp. Revenue (UNMC Eye Institute)	5.000%	3/1/18	8,850	9,154
University of Nebraska Student Fee Revenue	5.000%	7/1/18	1,500	1,571
University of Nebraska Student Fee Revenue	5.000%	7/1/20	3,015	3,366
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,335	1,529
University of Nebraska Student Fee Revenue	5.000%	7/1/21	1,000	1,145
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,400	1,637
University of Nebraska Student Fee Revenue	5.000%	7/1/22	1,500	1,754
University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/20	1,255	1,396
University of Nebraska Student Health & Recreation Project Revenue	5.000%	5/15/22	1,135	1,323
				190,025
Nevada (0.5%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/17	1,915	1,939
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/19	1,030	1,108
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/20	1,165	1,282
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	32,000	33,503
Clark County NV Airport Improvement Revenue VRDO	0.900%	5/5/17 LOC	5,400	5,400
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/22	1,715	2,000
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/19	2,375	2,567
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/20	3,000	3,333
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/21	3,000	3,413
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/22	3,000	3,471
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	23,970	24,593
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	9,245	9,485
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/21	1,000	1,133
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/22	1,550	1,788
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/23	1,180	1,383
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	6,000	6,147
Washoe County NV Gas & Water Facilities Revenue PUT	3.000%	6/1/22	9,500	9,884
				112,429
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/22	6,820	7,603
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/21	1,250	1,397
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/22	900	1,018
New Hampshire Health & Education Facilities Authority Revenue (Elliott Hospital Obligated Group)	5.000%	10/1/23	1,675	1,913
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/22	2,070	2,260
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/23	2,355	2,581
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/24	1,910	2,222
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/25	1,695	1,847
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/17	3,200	3,240
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/21	505	555
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/22	1,000	1,111
				25,747
New Jersey (4.7%)
Atlantic City NJ GO	5.000%	11/1/19	3,315	2,829
Atlantic City NJ GO	5.000%	12/1/19	6,995	5,964
Atlantic City NJ GO	5.000%	11/1/20	4,025	3,408
Atlantic City NJ GO	5.000%	12/1/20	7,185	6,080
Atlantic City NJ GO	5.000%	11/1/21	3,020	2,544
Atlantic City NJ GO	5.000%	12/1/21	1,970	1,659
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/20	2,040	2,216
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.000%	2/15/21	2,460	2,723

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
	(Cooper Health System Obligated Group)	5.000%	2/15/22	2,295	2,573
	Camden County NJ Improvement Authority Lease Revenue
	(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/22	1,095	1,266
[1,2]	Eaton Vance New Jersey Municipal Bond Fund II	1.900%	7/1/19	8,675	8,676
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/18	1,600	1,669
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/19	1,700	1,828
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/20	1,800	1,988
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/21	2,800	3,158
	Gloucester County NJ Improvement Authority Revenue (Rowan University)	5.000%	7/1/22	1,200	1,369
	Gloucester County NJ Improvement Authority Solid Waste Resource Revenue PUT	2.125%	12/1/17	3,280	3,295
	Howell Township NJ BAN	2.000%	10/19/17	11,850	11,898
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/21	2,000	2,214
	Morris County NJ Improvement Authority Revenue	4.000%	5/1/22	1,000	1,124
	New Jersey Economic Development Authority Revenue	5.000%	3/1/18	14,425	14,765
	New Jersey Economic Development Authority Revenue	5.000%	3/1/19 (ETM)	29,800	31,939
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	62,735	66,833
	New Jersey Economic Development Authority Revenue	5.000%	6/15/22	10,000	10,653
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	6,395	6,815
	New Jersey Economic Development Authority Revenue	5.000%	6/15/23	16,000	17,051
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/18	7,235	7,470
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/19	8,000	8,435
	New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/20	7,000	7,501
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	6,450	6,541
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	7,500	7,606
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	13,745	14,102
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/17 (ETM)	555	569
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/18 (ETM)	5,000	5,298
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	15,000	16,077
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	16,780	17,710
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20 (ETM)	910	1,005
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/20	8,325	8,801
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20 (ETM)	5,650	6,336
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/20	2,095	2,229
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	9,670	10,526
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	13,480	15,445
	New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/22	4,990	5,278
	New Jersey Economic Development Authority Revenue
	(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/17	3,525	3,535
	New Jersey Economic Development Authority Sublease Revenue
	(New Jersey Transit Corp. Light Rail Transit System Project)	5.000%	5/1/19	1,000	1,048
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/20	405	435
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/21	500	564
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/22	720	821
	New Jersey Educational Facilities Authority Revenue (College of New Jersey)	5.000%	7/1/23	1,000	1,157
	New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	9/1/17	2,500	2,529
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/17	5,095	5,132
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/18	5,345	5,601
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	15,510	17,862
	New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/23	3,125	3,746
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/17 (ETM)	2,625	2,639
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (ETM)	4,550	4,758
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	10,255	10,725
	New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	1,500	1,569
	New Jersey GO	5.000%	8/15/17	11,660	11,801
	New Jersey GO	5.000%	6/1/18	5,000	5,204
	New Jersey GO	5.000%	8/15/19	8,395	9,050
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	110	115
	New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18 (ETM)	2,390	2,505
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/17	2,000	2,014
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	5.000%	7/1/18	1,000	1,044
	New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.500%	7/1/21 (Prere.)	3,550	3,993
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/18 (ETM)	2,230	2,292
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/18	1,375	1,413
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/18	2,000	2,090
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/19	2,000	2,158
	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,105	2,387
2	New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)
	TOB VRDO	1.050%	5/5/17 (12)	9,045	9,045
	New Jersey Health Care Facilities Financing Authority Revenue (Holy Name Medical Center)	4.000%	7/1/17	1,000	1,005
	New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/21	1,000	1,126

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/22	1,500	1,717
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/23	2,000	2,319
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/20	1,000	1,061
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/21	1,000	1,109
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/22	1,500	1,683
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/23	3,000	3,396
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.820%	5/5/17 LOC	4,700	4,700
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.860%	5/5/17 LOC	2,050	2,050
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	6/1/19	1,500	1,600
2 New Jersey Higher Education Assistance Authority Student Loan Revenue TOB VRDO	1.120%	5/5/17	5,000	5,000
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.880%	5/5/17	5,600	5,600
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.880%	5/5/17	8,500	8,500
New Jersey Transportation Corp. GAN	5.000%	9/15/20	22,550	24,150
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/19	16,300	17,208
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/20	18,000	19,219
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	27,500	28,470
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	9,000	9,676
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	50,000	51,724
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/22	10,000	10,826
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	50,650	52,333
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/23	10,000	10,873
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	11,000	11,723
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	1,295	1,390
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/21	12,550	13,474
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,890	3,103
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,689
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	1.900%	12/15/19	41,000	40,391
1 New Jersey Transportation Trust Fund Authority Transportation Program Revenue PUT	2.100%	12/15/21	24,000	23,344
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	30,000	30,686
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	10,000	10,229
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	7,500	7,671
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/18	2,500	2,578
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	15,810	16,481
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/19	2,815	2,966
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	31,245	33,242
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	14,635	15,597
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,000	5,566
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	5,800	6,456
1 New Jersey Turnpike Authority Revenue	1.450%	1/1/18	40,000	39,987
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	750	823
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	1,000	1,127
1 New Jersey Turnpike Authority Revenue PUT	1.580%	1/1/18	10,115	10,121
1 New Jersey Turnpike Authority Revenue PUT	1.580%	1/1/18	15,000	15,008
2 New Jersey Turnpike Authority Revenue TOB VRDO	1.050%	5/5/17 LOC	8,600	8,600
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,077
Rutgers State University New Jersey Revenue	5.000%	5/1/19	1,000	1,077
Rutgers State University New Jersey Revenue	5.000%	5/1/20	2,000	2,221
Sparta Township NJ Board of Education GO	5.000%	2/15/21	1,030	1,166
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	197,800	52,417
Union County NJ GO	4.000%	2/15/19	4,255	4,483
Union County NJ GO	4.000%	2/15/20	5,355	5,777
Union County NJ GO	5.000%	2/15/21	5,615	6,386
Union County NJ GO	5.000%	2/15/22	6,275	7,301
				1,125,200
New Mexico (0.6%)
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	2,000	2,239
Albuquerque Bernalillo County NM Water Utility Authority Revenue	5.000%	7/1/20	3,225	3,610
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	1,800	2,015
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/20	6,580	7,367
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	1,130	1,297
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/21	5,450	6,256
Farmington NM Pollution Control Revenue (El Paso Electric Co. Four Corners Project) PUT	1.875%	9/1/17	4,500	4,502
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	19,000	19,192
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/17	5,000	5,064
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/17	9,000	9,050
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/21	1,600	1,827
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services) VRDO	0.920%	5/5/17	11,600	11,600
1 New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.229%	2/1/18	5,000	5,009

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue	1.278%	8/1/18	5,200	5,191
1	New Mexico Municipal Energy Acquisition Authority Gas Supply Revenue PUT	1.408%	8/1/19	56,525	56,328
	New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	6,058
					146,605
New York (13.5%)
2	Battery Park City Authority New York Revenue TOB VRDO	0.920%	5/1/17 LOC	24,900	24,900
	Binghamton NY City School District BAN	2.500%	11/17/17	6,000	6,047
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	5.000%	11/1/22	500	566
	Brookhaven NY Local Development Corp. Revenue (Jeffersons Ferry Project)	5.000%	11/1/23	600	683
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/21	1,000	1,120
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/22	2,000	2,275
	Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/23	1,385	1,595
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/20	1,265	1,388
	Buffalo & Erie County NY Industrial Land Development Corp. Revenue	5.000%	11/15/21	1,355	1,505
	Central Islip NY Union Free School District BAN	2.000%	8/16/17	8,500	8,520
	Clarence NY BAN	2.000%	7/21/17	6,281	6,294
	Dobbs Ferry NY Union Free School District BAN	2.000%	7/28/17	3,700	3,707
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/21	300	336
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/22	300	342
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/23	350	403
	Dutchess County NY Local Development Corp. Revenue (Culinary Institute of America Project)	5.000%	7/1/24	350	408
[1,2]	Eaton Vance New York Municipal Bond Fund II	1.750%	7/1/19	5,750	5,751
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	3,000	3,001
	Erie County NY Industrial Development Agency School Facility Revenue
	(Buffalo City School District Project)	5.000%	5/1/17	1,125	1,125
	Johnson City Central School District BAN	2.000%	6/22/17	8,070	8,079
	Lewiston-Porter Central School District BAN	2.000%	6/15/17	8,975	8,984
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/17	9,955	10,092
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/18 (ETM)	2,000	2,082
	Long Island NY Power Authority Electric System Revenue	5.000%	5/1/19 (ETM)	1,500	1,618
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/20	1,295	1,447
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/21	1,295	1,481
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	750	872
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/22	2,000	2,326
	Long Island NY Power Authority Electric System Revenue	5.000%	9/1/23	1,000	1,183
1	Long Island NY Power Authority Electric System Revenue PUT	1.338%	11/1/18	16,850	16,840
1	Long Island NY Power Authority Electric System Revenue PUT	1.568%	11/1/18	30,000	30,085
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	2,000	2,083
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/18	1,000	1,041
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/19	3,520	3,797
	Monroe County NY Industrial Development Agency School Facility Revenue
	(Rochester Schools Modernization Project)	5.000%	5/1/19	2,000	2,157
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	745	853
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/21	1,350	1,546
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	480	561
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/22	1,930	2,257
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,000	1,192
	Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/23	1,115	1,329
	Mount Vernon City School District BAN	2.000%	8/18/17	8,500	8,517
	Nassau County NY GO	5.000%	4/1/20	14,340	15,849
	Nassau County NY GO	5.000%	4/1/21	11,075	12,558
	Nassau County NY GO	5.000%	1/1/22	9,685	11,144
	Nassau County NY Interim Finance Authority Sales Tax Revenue VRDO	0.910%	5/5/17	10,000	10,000
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Catholic Health Services)	5.000%	7/1/20	4,640	5,128
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/18	2,550	2,661
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(South Nassau Communities Hospital)	5.000%	7/1/20	1,660	1,835
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Winthrop University Hospital Association Project)	5.000%	7/1/18	2,000	2,083
	Nassau County NY Local Economic Assistance & Financing Corp. Revenue
	(Winthrop University Hospital Association Project)	5.000%	7/1/19	1,565	1,679
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	4.000%	7/1/19	375	396
	Nassau County NY Local Economic Assistance Corp. Revenue
	(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/21	1,340	1,515

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau NY Health Care Corp. VRDO	0.920%	5/5/17	6,200	6,200
New Rochelle NY School District TAN	2.000%	6/29/17	6,000	6,009
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	4.000%	6/1/19	850	899
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/20	600	665
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/21	1,000	1,135
New York City NY Build NYC Resource Corp. Revenue (Ethical Culture Fieldston Project)	5.000%	6/1/22	650	752
New York City NY GO	5.000%	8/1/17	6,000	6,064
New York City NY GO	5.000%	8/1/17	3,800	3,840
New York City NY GO	5.000%	8/1/17	9,750	9,853
New York City NY GO	5.000%	8/1/17	8,185	8,272
New York City NY GO	5.000%	8/1/17	13,590	13,734
New York City NY GO	5.000%	10/1/17	2,500	2,544
New York City NY GO	5.000%	10/1/17	5,150	5,240
New York City NY GO	5.000%	8/1/18	3,250	3,412
New York City NY GO	5.000%	8/1/18	6,000	6,299
New York City NY GO	5.000%	8/1/18	4,650	4,882
New York City NY GO	5.000%	8/1/18	25,315	26,578
New York City NY GO	5.000%	8/1/18	13,030	13,680
New York City NY GO	5.000%	8/1/18	5,000	5,250
New York City NY GO	5.000%	8/1/18	6,000	6,299
New York City NY GO	5.000%	8/1/18	7,500	7,874
New York City NY GO	5.000%	10/1/18	7,650	8,080
New York City NY GO	4.000%	8/1/19	12,165	12,949
New York City NY GO	5.000%	8/1/19	15,000	16,300
New York City NY GO	5.000%	8/1/19	20,155	21,902
New York City NY GO	5.000%	8/1/19	7,225	7,851
New York City NY GO	5.000%	8/1/19	5,000	5,433
New York City NY GO	5.000%	8/1/19	5,000	5,433
New York City NY GO	5.000%	8/1/19	5,830	6,335
New York City NY GO	5.000%	8/1/19	8,000	8,694
New York City NY GO	5.000%	8/1/19	15,000	16,300
New York City NY GO	5.000%	8/1/20	20,000	22,387
New York City NY GO	5.000%	8/1/20	33,525	37,526
New York City NY GO	5.000%	8/1/20	1,880	2,104
New York City NY GO	5.000%	8/1/20	4,500	5,037
New York City NY GO	5.000%	10/1/20	4,375	4,920
New York City NY GO	5.000%	8/1/21	11,985	13,760
New York City NY GO	5.000%	8/1/21	2,000	2,296
New York City NY GO	5.000%	8/1/21	6,100	7,003
New York City NY GO	5.000%	8/1/21	9,000	10,333
New York City NY GO	5.000%	8/1/21	17,280	19,839
New York City NY GO	5.000%	8/1/21	10,000	11,481
New York City NY GO	5.000%	8/1/21	5,890	6,762
New York City NY GO	5.000%	8/1/21	4,000	4,592
New York City NY GO	5.000%	8/1/22	14,640	17,131
New York City NY GO	5.000%	8/1/22	40,930	47,894
New York City NY GO	5.000%	8/1/22	5,000	5,851
New York City NY GO	5.000%	8/1/22	4,000	4,681
New York City NY GO	5.000%	8/1/22	1,470	1,720
New York City NY GO	5.000%	8/1/22	4,275	5,002
New York City NY GO	5.000%	8/1/23	10,000	11,902
New York City NY GO	5.000%	8/1/23	14,790	17,602
New York City NY GO VRDO	0.860%	5/1/17 LOC	900	900
New York City NY GO VRDO	0.880%	5/1/17 LOC	15,960	15,960
New York City NY GO VRDO	0.880%	5/1/17 LOC	11,600	11,600
New York City NY GO VRDO	0.880%	5/1/17	19,015	19,015
New York City NY GO VRDO	0.890%	5/1/17	6,300	6,300
New York City NY GO VRDO	0.890%	5/1/17	9,750	9,750
New York City NY GO VRDO	0.900%	5/5/17 LOC	38,000	38,000
New York City NY GO VRDO	0.900%	5/5/17 LOC	39,805	39,805
New York City NY GO VRDO	0.900%	5/5/17	72,610	72,610
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/21	3,000	3,400
New York City NY Health & Hospital Corp. Revenue (Health System) VRDO	0.900%	5/5/17 LOC	25,250	25,250
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.200%	11/1/17	2,685	2,685
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	2,390	2,390
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.250%	5/1/18	10,010	10,011
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/18	3,500	3,661
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	13,095	13,098
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.500%	11/1/18	17,105	17,109
New York City NY Housing Development Corp. Multi-Family Housing Revenue	1.650%	5/1/19	20,000	20,006
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/19	4,300	4,655

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/20	4,760	5,306
New York City NY Housing Development Corp. Multi-Family Housing Revenue VRDO	0.900%	5/5/17	12,400	12,400
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.300%	11/1/19	13,500	13,494
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue	1.375%	5/1/20	5,750	5,756
New York City NY Housing Development Corp. Sustainable Neighborhood Revenue PUT	1.450%	4/29/20	4,000	3,981
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	5,000	5,419
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/19	3,000	3,079
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.870%	5/1/17	5,800	5,800
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	16,500	16,500
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	23,400	23,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	7,400	7,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.900%	5/5/17	59,075	59,075
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/21	19,510	22,601
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/19	1,000	1,085
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/20	1,500	1,677
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/21	1,520	1,742
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/22	4,585	5,367
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	20,000	20,419
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17 (ETM)	825	842
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	6,175	6,305
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	7,455	7,902
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/15/18	11,950	12,684
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	8,560	9,380
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	25,115	27,521
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	6,395	7,059
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/20	8,925	9,852
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	3,090	3,485
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	7,925	9,160
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	9,000	10,402
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	6,000	7,072
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.990%	5/1/17	3,525	3,525
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.920%	5/5/17	22,600	22,600
New York City NY Trust for Cultural Resources Revenue (Museum of Modern Art)	4.000%	2/1/23	20,000	22,688
New York City NY Trust for Cultural Resources Revenue (The Juilliard School) PUT	1.350%	8/1/17	7,300	7,308
New York City NY Trust for Cultural Resources Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	6,294
New York Convention Center Development Corp. Revenue	5.000%	11/15/21	2,000	2,295
New York Convention Center Development Corp. Revenue	5.000%	11/15/22	1,000	1,167
2 New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters) TOB VRDO	1.200%	5/5/17	7,914	7,914
1 New York Metropolitan Transportation Authority Revenue	1.488%	11/1/17	2,950	2,958
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	7,000	7,159
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	12,500	12,784
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17	5,000	5,114
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,500	2,652
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,055	4,301
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	4,775	5,065
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,000	1,061
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,591
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,000	2,122
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	2,650	2,811
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,500	1,591
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18	1,255	1,331
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	9,535	10,464
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	8,930	9,800
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	2,530	2,777
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	4,725	5,185
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,000	1,097
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	1,100	1,207
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/19 (14)	5,000	5,550
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	5,000	5,638
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	2,400	2,706
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	1,560	1,759
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	5,000	5,760
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,750	2,016
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,500	1,728
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	1,230	1,417
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	2,250	2,639
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	1,000	1,173
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	16,145	18,934
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	1,000	1,190
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	2,775	3,246
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	5,000	5,005

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	2.000%	6/1/17	19,065	19,084
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.850%	11/1/19	9,300	9,373
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/20	4,600	5,198
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.280%	6/1/17	19,850	19,850
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.270%	11/1/18	2,000	2,000
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.350%	11/1/19	2,750	2,751
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund) PUT	1.480%	11/1/19	21,000	21,071
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,557
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,243
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/19	3,500	3,841
1 New York Metropolitan Transportation Authority Revenue PUT	1.008%	11/1/17	7,280	7,278
1 New York Metropolitan Transportation Authority Revenue PUT	1.498%	11/1/17	8,760	8,781
1 New York Metropolitan Transportation Authority Revenue PUT	1.260%	11/15/17	49,600	49,572
1 New York Metropolitan Transportation Authority Revenue PUT	1.278%	5/15/18 (4)	20,750	20,754
1 New York Metropolitan Transportation Authority Revenue PUT	0.959%	11/1/19	5,215	5,199
1 New York Metropolitan Transportation Authority Revenue PUT	1.359%	2/1/20	9,500	9,517
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	59,000	64,537
1 New York Metropolitan Transportation Authority Revenue PUT	1.248%	4/6/20 (4)	6,500	6,496
1 New York Metropolitan Transportation Authority Revenue PUT	1.480%	6/1/20	87,500	87,410
New York Metropolitan Transportation Authority Revenue PUT	4.000%	11/15/20	11,000	11,909
2 New York Metropolitan Transportation Authority Revenue TOB VRDO	1.050%	5/5/17	4,950	4,950
New York State Dormitory Authority Revenue (Brooklyn Law School)	4.000%	7/1/17 (ETM)	2,360	2,373
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/18 (ETM)	2,105	2,205
New York State Dormitory Authority Revenue (Brooklyn Law School)	5.000%	7/1/19 (ETM)	2,180	2,364
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/19	4,275	4,683
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/20	1,125	1,270
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	1,540	1,784
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/22	1,500	1,776
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/22	8,500	9,895
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/23	6,555	7,769
New York State Dormitory Authority Revenue (Fordham University) VRDO	0.870%	5/5/17 LOC	6,395	6,395
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	4.000%	7/1/20	5,000	5,378
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/21	2,265	2,564
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/22	4,000	4,611
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17	6,185	6,261
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/17 (ETM)	55	56
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17	1,750	1,762
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/18	2,500	2,614
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.000%	7/1/21	2,400	2,717
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/18	1,115	1,159
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/21	2,555	2,903
New York State Dormitory Authority Revenue (North Shore - Long Island Jewish Obligated Group)	5.000%	5/1/22	2,425	2,806
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/20	1,000	1,058
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	4.000%	12/1/21	1,200	1,276
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/22	1,000	1,120
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17 (ETM)	25	25
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/17	975	975
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20 (ETM)	45	48
New York State Dormitory Authority Revenue (Pace University)	4.000%	5/1/20	1,695	1,782
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18 (ETM)	4,050	4,182
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	7,465	7,711
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/18	27,490	28,397
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18	18,010	18,665
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/18	2,400	2,527
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	22,675	24,147
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	4,135	4,427
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	10,000	10,706
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	15	16
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/19 (Prere.)	5	5
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/19	11,665	12,700
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	4,000	4,425
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	8/15/20	9,550	10,721
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	12,620	14,403
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/21	33,395	38,113
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	6/15/21	7,710	8,852
New York State Dormitory Authority Revenue (Personal Income Tax)	5.250%	2/15/22	4,980	5,356
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/23	41,000	48,598

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.890%	5/5/17	14,100	14,100
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	7,030	7,153
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17 (4)	3,250	3,307
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/17	2,000	2,035
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,284
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	1,350	1,427
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18 (4)	2,500	2,643
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	1,500	1,585
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/18	2,155	2,276
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	6,563
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	5,905	6,437
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (15)	1,000	1,092
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (4)	3,200	3,495
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (15)	1,690	1,899
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20 (4)	1,125	1,264
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (15)	1,425	1,640
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/17	10,510	10,586
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/18	5,000	5,213
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,500	3,778
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/20	220	239
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/21	220	251
New York State Dormitory Authority Revenue (Teachers College)	4.000%	7/1/22	325	363
New York State Dormitory Authority Revenue (Teachers College)	5.000%	7/1/23	175	208
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/21	1,000	1,137
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/22	500	580
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/23	1,125	1,327
New York State Dormitory Authority Revenue (University of Rochester) VRDO	0.900%	5/5/17 LOC	5,310	5,310
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17 (ETM)	385	390
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17 (ETM)	65	66
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/17	1,730	1,744
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	230	251
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/19 (Prere.)	35	38
New York State Dormitory Authority Revenue (Yeshiva University)	5.000%	9/1/21	1,025	1,061
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	60,000	68,525
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	2,500	2,922
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	4,900	5,127
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/18	10,000	10,464
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	3,700	4,012
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/20	3,000	3,356
New York State GO	5.000%	3/1/19	12,715	13,672
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	4,150	4,154
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	3,900	3,903
New York State Housing Finance Agency Affordable Housing Revenue	1.150%	5/1/18	1,250	1,251
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	2,500	2,503
New York State Housing Finance Agency Affordable Housing Revenue	1.250%	5/1/18	4,750	4,756
New York State Housing Finance Agency Housing Revenue (606 W 57th Street) VRDO	0.890%	5/5/17 LOC	3,320	3,320
New York State Housing Finance Agency Housing Revenue (625 W 57th St) VRDO	0.980%	5/5/17 LOC	4,800	4,800
New York State Housing Finance Agency Revenue	1.050%	5/1/19	850	848
New York State Housing Finance Agency Revenue	1.100%	11/1/19	1,000	994
New York State Housing Finance Agency Revenue	1.250%	5/1/20	7,500	7,477
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/18	6,325	6,566
New York State Local Government Assistance Corp. Revenue VRDO	0.920%	5/5/17	10,645	10,645
New York State Mortgage Agency Homeowner Mortgage Revenue	2.625%	4/1/41	495	503
New York State Thruway Authority Revenue	5.000%	1/1/19	3,700	3,938
New York State Thruway Authority Revenue	5.000%	5/1/19	83,125	89,455
New York State Thruway Authority Revenue	5.000%	1/1/20	1,500	1,647
New York State Thruway Authority Revenue	5.000%	1/1/21	2,450	2,758
New York State Thruway Authority Revenue	5.000%	1/1/22	1,500	1,723
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	3,633
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	8,440	8,747
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/18	625	648
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/19	500	537
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	20,727
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	8,030	8,622
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,145	11,252
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	8,525	9,455
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	23,430	25,986

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	24,900	28,418
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	10,625	12,126
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/21	50,035	57,103
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	45,795	53,366
	New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	25,000	29,133
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.920%	5/5/17 LOC	9,190	9,190
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	4.000%	4/1/18	500	513
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/19	500	535
	North Syracuse NY Central School District BAN	2.000%	8/11/17	4,448	4,457
[1,2]	Nuveen New York AMT-Free Municipal Income Fund iMTP	1.520%	10/1/17	17,500	17,501
2	Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	1.130%	5/5/17 LOC	24,000	24,000
	Onondaga County NY Civic Development Corp. Revenue (St. Joseph’s Hospital & Health Center)	5.000%	7/1/19 (ETM)	500	530
	Oyster Bay NY GO	3.250%	8/1/17	4,155	4,161
	Oyster Bay NY GO	4.000%	8/15/17 (15)	2,500	2,517
	Oyster Bay NY GO	4.000%	1/15/18 (15)	3,000	3,048
	Oyster Bay NY GO	3.250%	8/1/18	8,560	8,597
	Oyster Bay NY GO	4.000%	8/15/18 (15)	2,000	2,056
	Oyster Bay NY GO	5.000%	1/15/19 (15)	5,140	5,452
	Oyster Bay NY GO	5.000%	8/15/19 (15)	3,125	3,372
	Oyster Bay NY GO	5.000%	1/15/20 (15)	3,105	3,383
	Oyster Bay NY GO	5.000%	8/15/20 (15)	4,350	4,803
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,150	2,165
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,176
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	9,190	9,898
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/20	835	924
	Suffolk County NY GO	5.000%	2/1/18 (4)	7,805	8,041
	Suffolk County NY GO	5.000%	2/1/19 (4)	3,915	4,169
	Suffolk County NY GO	5.000%	2/1/21 (4)	4,580	5,132
	Suffolk County NY GO	5.000%	5/15/22 (4)	10,310	11,820
	Suffolk County NY GO	5.000%	5/15/23 (4)	10,845	12,577
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	6,500	6,525
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/17	1,225	1,230
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	540	542
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	3,435	3,850
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	1,000	1,081
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/21	10,100	10,137
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	1,500	1,702
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	5,000	5,018
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	10,000	11,449
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/23	5,000	5,508
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	5,000	5,715
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/24	4,000	4,417
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/17	3,815	3,903
1	Triborough Bridge & Tunnel Authority New York Revenue	1.250%	1/1/18 (4)	5,000	4,997
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/18	13,435	13,814
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18	7,000	7,439
1	Triborough Bridge & Tunnel Authority New York Revenue	1.340%	1/1/19 (4)	1,700	1,699
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/20	500	567
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/21	1,000	1,163
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/22	850	1,007
1	Triborough Bridge & Tunnel Authority New York Revenue PUT	1.059%	2/1/19	11,350	11,247
	Triborough Bridge & Tunnel Authority New York Revenue VRDO	0.910%	5/5/17 LOC	9,755	9,755
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/21	645	730
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/22	1,000	1,151
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/17	8,600	8,758
	Westchester County NY Health Care Corp. Revenue	5.000%	11/1/21	4,700	5,366
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/23	1,610	1,836
	Windsor Central School District BAN	1.500%	8/18/17	7,255	7,259
	Yonkers NY GO	4.000%	10/1/17	505	511
	Yonkers NY GO	3.000%	7/1/18	500	510
	Yonkers NY GO	3.000%	8/15/18	1,000	1,022
	Yonkers NY GO	4.000%	3/15/19 (4)	1,700	1,785
	Yonkers NY GO	3.000%	8/15/19	885	914
	Yonkers NY GO	3.000%	8/15/20	1,115	1,151
					3,220,365
North Carolina (1.2%)
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/21	6,070	6,936
	Buncombe County NC Limited Obligation Revenue	5.000%	6/1/22	4,070	4,748
	Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,074

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	2,625	2,793
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/22	4,250	4,915
Charlotte-Mecklenburg NC Hospital Authority Health Care System Revenue
(Carolinas HealthCare System)	5.000%	1/15/24	14,315	16,985
Guilford County NC GO	5.000%	8/1/17	5,000	5,054
Guilford County NC GO	5.000%	3/1/18	3,340	3,456
Mecklenburg County NC COP	5.000%	10/1/21	4,000	4,616
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/19	1,000	1,087
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/21	3,200	3,640
North Carolina Capital Facilities Finance Agency Solid Waste Disposal Revenue
(Republic Services, Inc. Project) PUT	1.050%	6/1/17	23,750	23,750
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	9,603
North Carolina Capital Improvement Revenue	5.000%	5/1/18	17,975	18,714
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/18 (ETM)	1,250	1,285
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	3,515	3,747
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (ETM)	1,025	1,093
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	13,050	14,348
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/20 (ETM)	2,500	2,749
North Carolina GAN	5.000%	3/1/22	2,250	2,598
North Carolina GAN PUT	4.000%	3/1/18	21,000	21,206
North Carolina GO	5.000%	3/1/18	16,770	17,336
North Carolina GO	5.000%	6/1/19	2,000	2,166
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/19	3,350	3,630
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/20	7,885	8,767
1 North Carolina Medical Care Commission Health Care Facilities Revenue
(Wake Forest Baptist Obligated Group) PUT	1.640%	12/1/17	2,125	2,122
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/17	2,000	2,034
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/18	3,000	3,161
2 North Carolina Medical Care Commission Hospital Revenue (Baptist Hospital) TOB VRDO	1.220%	5/5/17	6,300	6,300
North Carolina Medical Care Commission Hospital Revenue (Moses Cone Health System) PUT	1.250%	11/24/17	12,740	12,740
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/17	6,500	6,524
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/19	3,910	4,207
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/19	1,450	1,528
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	4.000%	6/1/20	500	536
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/21	375	402
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/22	1,105	1,190
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/23	800	867
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/24	920	995
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18 (ETM)	5,185	5,332
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/18	14,815	15,215
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (ETM)	4,475	4,772
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19	12,025	12,795
North Carolina Turnpike Authority Revenue	5.000%	1/1/22	500	568
North Carolina Turnpike Authority Revenue	5.000%	1/1/23	1,150	1,325
North Carolina Turnpike Authority Revenue	5.000%	1/1/24 (4)	1,250	1,464
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/22	600	699
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/22	670	781
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,110	1,320
Raleigh NC Combined Enterprise System Revenue	5.000%	3/1/23	1,000	1,189
Raleigh NC GO	5.000%	4/1/20	4,700	5,224
Wake County NC GO	5.000%	2/1/20	4,500	4,977
Wake County NC GO	5.000%	2/1/22	3,100	3,612
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	3,628
				293,803
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (ETM)	650	743
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,200	1,372
North Dakota Housing Finance Agency Revenue	4.000%	1/1/38	5,345	5,652
				7,767
Ohio (4.5%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/18	1,000	1,057
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/25	3,450	3,901
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.000%	11/15/23	1,605	1,824

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/20	1,220	1,375
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/23	2,450	2,808
2 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.030%	5/5/17	7,500	7,500
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	2,570	2,659
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/20	7,000	7,699
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/21	16,265	18,354
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/22	12,000	13,812
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/23	21,220	23,224
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/23	160	165
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	12,385	13,540
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/18	1,480	1,527
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/19	1,500	1,602
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/20	2,145	2,359
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/21	300	339
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/22	400	460
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/23	500	586
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/22	470	539
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/23	375	437
American Municipal Power Ohio Inc. Revenue (Meldahl Hydroelectric Project)	5.000%	2/15/24	370	437
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/26	3,000	3,496
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	17,625	18,799
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/20	16,310	17,823
Butler County OH Hospital Facilities Revenue (UC Health)	5.500%	11/1/22	3,415	3,847
Butler County OH Transportation Improvement District Tax Allocation Revenue	4.000%	12/1/20	700	764
Cleveland OH Airport System Revenue	5.000%	1/1/20	1,500	1,627
Cleveland OH Airport System Revenue	5.000%	1/1/21 (4)	455	508
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	1,635	1,858
Cleveland OH Airport System Revenue	5.000%	1/1/22 (4)	450	511
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,000	1,150
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	3,150	3,667
Cleveland OH GO	5.000%	12/1/20	1,800	2,028
Cleveland OH GO	5.000%	12/1/21	2,880	3,307
Cleveland OH GO	5.000%	12/1/22	3,595	4,219
Cleveland OH Income Tax Revenue	5.000%	5/15/17 (ETM)	465	466
Cleveland OH Income Tax Revenue	5.000%	5/15/17	725	726
Cleveland OH Income Tax Revenue	5.000%	4/1/18 (Prere.)	7,180	7,451
Cleveland OH Income Tax Revenue	5.000%	5/15/22	1,500	1,721
Cleveland OH Water Revenue	5.000%	1/1/18	1,780	1,829
Cleveland OH Water Revenue	5.000%	1/1/19	3,100	3,306
Cleveland OH Water Revenue	5.000%	1/1/20	1,500	1,652
Cleveland OH Water Revenue	5.000%	1/1/21	1,000	1,134
Cleveland OH Water Works Revenue	5.000%	1/1/18	1,000	1,027
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/19	2,000	2,156
Cleveland-Cuyahoga County OH Port Authority Revenue (Cleveland Museum of Art Project)	5.000%	10/1/19	6,000	6,527
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/18	960	1,001
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/19	1,390	1,491
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/22	1,475	1,675
Columbus OH GO	5.000%	6/1/17	7,510	7,539
Columbus OH GO	5.000%	7/1/17	7,245	7,298
Columbus OH GO	5.000%	7/1/17	5,740	5,782
Columbus OH GO	5.000%	6/1/18	8,000	8,356
Columbus OH GO	5.000%	7/1/18	7,280	7,628
Columbus OH GO	5.000%	7/1/18	4,500	4,715
Columbus OH GO	5.000%	2/15/19	1,910	2,047
Columbus OH GO	5.000%	6/1/19	3,000	3,248
Columbus OH GO	5.000%	7/1/19	6,690	7,263
Columbus OH GO	5.000%	2/15/20	1,905	2,108
Columbus OH GO	5.000%	7/1/22	1,000	1,174
Columbus OH GO	5.000%	7/1/23	1,815	2,168
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/19	5,340	5,837
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/20	5,575	6,253
Cuyahoga County OH (Convention Hotel Project) COP	5.000%	12/1/21	4,075	4,666
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/19	7,000	7,651
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/21	1,045	1,192
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/22	1,000	1,158
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/24	500	588
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/20	2,045	2,320
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,159

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dayton OH City School District GO	5.000%	11/1/19	3,500	3,829
Dayton OH City School District GO	5.000%	11/1/20	5,000	5,613
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.000%	6/15/21	1,045	1,145
Franklin County OH GO	5.000%	12/1/19	5,045	5,368
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) PUT	5.000%	7/12/17	7,500	7,560
2 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.940%	5/5/17	6,830	6,830
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.890%	5/5/17	79,250	79,250
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.890%	5/5/17	12,420	12,420
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/19	1,185	1,303
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/21	1,355	1,569
Greater Cleveland OH Regional Transit Authority Sales Tax Revenue	5.000%	12/1/22	1,590	1,878
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/20	1,475	1,628
Hamilton County OH Healthcare Facilities Revenue (Christ Hospital Project)	5.000%	6/1/22	4,665	5,369
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	4.000%	1/1/21	450	476
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/22	470	519
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/23	500	557
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/24	680	759
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	4.000%	5/15/17	785	786
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/18	750	781
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/19	1,000	1,077
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/20	1,000	1,110
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/21	1,000	1,140
Hamilton County OH Hospital Facilities Revenue (Cincinnati Children’s Hospital Medical Center)	5.000%	5/15/22	500	581
Hamilton County OH Hospital Facilities Revenue (UC Health)	4.000%	2/1/18	525	536
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/19	750	796
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/20	800	873
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/22	500	567
Hamilton County OH Sales Tax Revenue	5.000%	12/1/21	1,000	1,153
Hamilton County OH Sales Tax Revenue	5.000%	12/1/22	2,250	2,640
Hamilton County OH Sewer System Revenue	5.000%	12/1/20	3,605	4,076
Hamilton County OH Sewer System Revenue	5.000%	12/1/21	2,085	2,414
2 Hamilton County OH Sewer System Revenue TOB VRDO	0.930%	5/5/17	1,500	1,500
Hamilton OH City School District GO	5.000%	12/1/21	3,475	3,994
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,040	1,068
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/20	14,225	15,604
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/21	2,260	2,543
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/23	1,725	2,008
2 JobsOhio Beverage System Statewide Liquor Profits Revenue TOB VRDO	1.020%	5/5/17	41,700	41,700
Kent State University Ohio Revenue	5.000%	5/1/17	500	500
Kent State University Ohio Revenue	5.000%	5/1/20	1,650	1,830
Kent State University Ohio Revenue	5.000%	5/1/20	2,030	2,251
Kent State University Ohio Revenue	5.000%	5/1/21	1,685	1,918
Kent State University Ohio Revenue	4.000%	5/1/22	3,000	3,324
Kent State University Ohio Revenue	4.000%	5/1/23	3,000	3,361
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/20	1,230	1,362
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/21	750	846
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/22	1,575	1,806
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.140%	5/5/17	10,500	10,500
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.150%	5/5/17 (4)	8,865	8,865
2 Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	1.150%	5/5/17	20,425	20,425
Medina OH School District COP	5.250%	6/1/18 (Prere.)	7,210	7,551
2 Montgomery County OH Revenue (Catholic Health Initiatives) TOB VRDO	1.080%	5/5/17 (Prere.)	3,995	3,995
Montgomery County OH Revenue (Miami Valley Hospital)	5.750%	11/15/21	3,750	4,260
2 Montgomery County OH Revenue (Miami Valley Hospital) TOB VRDO	1.050%	5/5/17	3,500	3,500
Newark OH BAN	2.000%	11/7/17	2,050	2,057
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	3,000	1,320
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/18	1,750	1,848
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	1,040	1,058
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/17	2,670	2,717
Ohio Building Authority Revenue (Highway Safety Building)	5.000%	10/1/20	1,265	1,423
Ohio Capital Facilities Lease-Appropriation Revenue (Administrative Building Fund Projects)	5.000%	4/1/19	1,395	1,498
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	4.000%	10/1/20	500	546
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,152
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	465	536
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/21	1,000	1,152
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	550	646
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	875	1,028
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/22	1,000	1,175
Ohio Capital Facilities Lease-Appropriation Revenue (Adult Correctional Building Fund Projects)	5.000%	10/1/23	750	877

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/21	1,360	1,567
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/22	1,000	1,175
Ohio Capital Facilities Lease-Appropriation Revenue
(Cultural & Sports Facilities Building Fund Projects)	5.000%	10/1/23	1,200	1,432
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/21	1,000	1,144
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/22	1,000	1,168
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	6/1/23	1,000	1,187
Ohio Capital Facilities Lease-Appropriation Revenue
(Parks & Recreation Improvement Fund Projects)	5.000%	8/1/23	1,000	1,190
Ohio Common Schools GO	5.000%	9/15/19	3,910	4,271
Ohio Common Schools GO	5.000%	9/15/21 (Prere.)	4,410	5,091
Ohio Common Schools GO	5.000%	9/15/21	5,920	6,834
Ohio Common Schools GO	5.000%	9/15/23	11,315	13,555
Ohio GO	5.000%	9/15/17	19,680	19,993
Ohio GO	5.000%	5/1/18	10,960	11,410
Ohio GO	5.000%	9/15/18	10,000	10,555
Ohio GO	5.000%	9/15/18	5,000	5,278
Ohio GO	5.000%	5/1/19	6,680	7,208
Ohio GO	5.000%	5/1/19	5,000	5,402
Ohio GO	5.000%	9/15/19	5,000	5,462
Ohio GO	5.000%	5/1/20	7,000	7,804
Ohio GO	5.000%	9/15/20	26,315	29,615
Ohio GO	5.000%	5/1/21	2,645	3,026
Ohio Higher Education GO	5.000%	5/1/22	5,800	6,779
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/22	4,540	5,295
Ohio Higher Educational Facility Commission Revenue (Case Western Reserve University Project)	5.000%	12/1/23	2,500	2,951
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group) VRDO	0.870%	5/1/17	9,150	9,150
3 Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/22	1,220	1,401
3 Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/23	1,385	1,610
3 Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/24	1,255	1,473
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/19	625	666
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/20	1,350	1,474
Ohio Higher Educational Facility Commission Revenue (Xavier University Project)	5.000%	5/1/22	500	563
Ohio Highway Capital Improvements GO	5.000%	5/1/20	5,000	5,574
Ohio Highway Capital Improvements GO	5.000%	5/1/21	2,500	2,864
Ohio Highway Capital Improvements GO	5.000%	5/1/22	5,000	5,863
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/19	1,595	1,693
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.120%	5/1/17	8,750	8,750
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.120%	5/1/17	8,375	8,375
Ohio Hospital Revenue (University Hospitals Health System Inc.) VRDO	1.120%	5/1/17	2,750	2,750
Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	3,625
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	1,500	1,539
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/17	8,635	8,861
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/18	2,750	2,884
Ohio Major New State Infrastructure Project Revenue	4.000%	12/15/19	2,450	2,633
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	2,500	2,752
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	6,160	6,781
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/19	3,000	3,298
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	2,750	3,106
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/20	3,500	3,953
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	4,000	4,624
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/21	2,500	2,890
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,000	5,893
Ohio Public Facilities Commission GO	5.000%	2/1/21	1,390	1,582
Ohio Public Facilities Commission GO	5.000%	4/1/21	2,280	2,607
Ohio Public Facilities Commission GO	5.000%	2/1/22	1,460	1,702
Ohio Solid Waste Revenue (Republic Services Inc. Project) PUT	1.050%	6/1/17	3,350	3,350
Ohio State University General Receipts Revenue	5.000%	12/1/17 (ETM)	280	287
Ohio State University General Receipts Revenue	5.000%	12/1/17	4,720	4,836
Ohio State University General Receipts Revenue	5.000%	12/1/19	1,440	1,535
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/18 (14)	3,625	3,757
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	6/1/17	4,500	4,518
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.000%	12/1/22	1,520	1,806
2 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	1.000%	5/5/17	11,430	11,430

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Water Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	3.000%	5/15/19	24,000	10,560
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/18	1,105	1,176
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/19	1,925	2,120
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	6,610	7,388
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/20	10,205	11,405
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	4,000	4,533
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/20	7,500	8,500
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/21	12,250	14,045
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	4,050	4,697
Ohio Water Development Authority Revenue (TimkenSteel Project) VRDO	0.910%	5/5/17 LOC	4,100	4,100
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,025
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/19	1,695	1,836
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,490	6,051
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/20	2,225	2,487
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/20	1,750	1,983
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	1,350	1,548
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/21	1,300	1,508
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/22	3,000	3,512
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.500%	6/1/22	1,505	1,799
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/22	2,850	3,370
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/23	6,000	7,143
Penta Career Center Ohio COP	5.000%	4/1/19	2,470	2,632
Penta Career Center Ohio COP	5.000%	4/1/20	1,095	1,196
Princeton OH City School District GO	4.000%	12/1/21	1,200	1,331
Princeton OH City School District GO	5.000%	12/1/22	700	825
Princeton OH City School District GO	5.000%	12/1/23	1,350	1,616
Princeton OH City School District GO	5.000%	12/1/25	795	950
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.375%	12/1/19	1,560	1,651
Ross County OH Hospital Facilities Revenue (Adena Health System)	5.750%	12/1/22	4,750	5,063
Sandusky OH BAN	2.000%	10/5/17	1,500	1,505
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/19	630	671
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/20	1,135	1,245
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/21	650	730
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/22	1,100	1,259
South-Western City OH School District GO	5.000%	12/1/21	1,000	1,156
South-Western City OH School District GO	5.000%	12/1/23	1,000	1,197
Southeastern Ohio Port Authority Hospital Facilities Revenue
(Marietta Area Health Care Inc. Obligated Group)	5.000%	12/1/22	735	793
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,245
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,432
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/18	1,585	1,655
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/17	1,855	1,862
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/19	2,805	3,025
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/22	2,480	2,867
University of Toledo Ohio General Receipts Revenue	5.000%	6/1/23	3,000	3,521
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/19	1,750	1,885
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/20	2,550	2,817
Warren County OH Health Care Facilities Improvement Revenue (Otterbein Homes Project)	5.000%	7/1/21	2,495	2,819
				1,063,048
Oklahoma (0.2%)
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/17	760	765
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/18	1,325	1,383
Cleveland County OK Educational Facilities Authority Lease Revenue
(Norman Public Schools Project)	5.000%	7/1/19	2,250	2,425
Comanche County OK Hospital Authority Revenue	5.000%	7/1/19	3,145	3,282
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/21	5,000	5,711
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/22	1,500	1,748
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/23	3,385	4,009
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	2,135	2,392
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	2,375	2,698
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	5,040	5,779
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/21	1,000	1,142
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/18	1,000	1,047
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18	1,000	1,052
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/19	2,000	2,176

Limited-Term Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	Oklahoma Development Finance Authority Health System Revenue
	(Integris Health Obligated Group)	5.000%	8/15/20	1,310	1,465
	Oklahoma Development Finance Authority Health System Revenue
	(Integris Health Obligated Group)	5.000%	8/15/21	2,000	2,292
	Oklahoma Development Finance Authority Health System Revenue
	(Integris Health Obligated Group)	5.000%	8/15/22	1,325	1,544
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/21	1,440	1,635
	Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/22	2,000	2,308
	Tulsa County OK Industrial Authority Housing Revenue
	(St. Thomas Square & Worthington Townhouse Apartment Project) PUT	1.250%	8/1/18	5,750	5,750
	Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/24	1,000	1,112
					51,715
Oregon (0.6%)
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/19	410	429
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/20	500	531
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	4.000%	5/1/21	350	376
	Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/22	350	396
	Gilliam County OR Solid Waste Disposal Revenue (Waste Management Inc. Project) PUT	1.500%	10/1/18	3,000	3,010
	Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/21	7,000	7,997
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/17	3,090	3,091
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	5/1/18	3,500	3,639
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/22	750	872
	Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/23	650	766
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/19	1,000	1,094
	Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,275	1,433
1	Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.780%	10/1/17	8,750	8,750
1	Oregon Facilities Authority Revenue (Providence Health & Services) PUT	1.900%	9/15/18	10,000	10,000
	Oregon GO	5.000%	8/1/18	3,215	3,380
3	Oregon GO	5.000%	8/1/21	1,750	2,011
	Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	3,730	3,887
	Portland OR Sewer System Revenue	5.000%	6/15/22	59,960	70,259
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	4.000%	11/1/17	7,380	7,400
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	10/1/18	3,000	3,167
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	3.000%	11/1/18	4,250	4,258
	Tri-County Metropolitan Transportation District of Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	5,000	5,018
					141,764
Pennsylvania (5.0%)
	Allegheny County PA GO	5.000%	12/1/18	7,000	7,424
	Allegheny County PA GO	5.000%	12/1/19	5,250	5,736
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	5/15/17	23,040	23,086
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	10/15/17	1,000	1,019
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	5.000%	10/15/18	1,000	1,056
	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center)	1.410%	2/1/21	5,855	5,854
[1,2]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	1.100%	6/1/17 LOC	10,000	10,000
[1,2]	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB PUT	1.100%	7/3/17 LOC	10,070	10,070
2	Allegheny County PA Hospital Development Authority Revenue
	(University of Pittsburgh Medical Center) TOB VRDO	0.920%	5/1/17 LOC	17,345	17,345
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	6/1/18 (4)	3,000	3,128
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/18 (4)	3,685	3,911
	Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/20	2,500	2,799
	Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,734
	Beaver County PA Hospital Authority Revenue (Heritage Valley Health System Inc.)	5.000%	5/15/18	1,010	1,050
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.500%	6/1/17	17,250	13,067
	Beaver County PA Industrial Development Authority Pollution Control Revenue
	(FirstEnergy Generation Project) PUT	2.700%	4/2/18	8,250	3,630
	Bethel Park PA School District GO	5.000%	8/1/22	500	581
	Bethel Park PA School District GO	5.000%	8/1/23	700	826
1	Bethlehem PA Area School District Authority Revenue PUT	1.125%	1/1/18	3,990	3,992
	Bethlehem PA Water Authority Revenue	5.000%	11/15/17 (15)	650	664
	Bethlehem PA Water Authority Revenue	5.000%	11/15/18 (15)	500	528
	Bethlehem PA Water Authority Revenue	5.000%	11/15/19 (15)	1,165	1,264
	Bethlehem PA Water Authority Revenue	5.000%	11/15/20 (15)	1,000	1,110
	Bucks County PA GO	5.000%	5/1/20	2,175	2,425

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bucks County PA GO	5.000%	5/1/21	3,060	3,505
Bucks County PA GO	5.000%	5/1/22	1,255	1,469
Bucks County PA GO	5.000%	5/1/23	1,000	1,193
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/21 (15)	4,500	5,086
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/22 (15)	605	666
Bucks County PA Water & Sewer Authority Water System Revenue	4.000%	6/1/23 (15)	500	556
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/17	1,650	1,656
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/18	300	306
Butler County PA Hospital Authority Revenue (Butler Health System Project)	3.000%	7/1/19	1,460	1,507
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/20	525	562
Butler County PA Hospital Authority Revenue (Butler Health System Project)	4.000%	7/1/21	575	624
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/22	1,150	1,312
Butler County PA Hospital Authority Revenue (Butler Health System Project)	5.000%	7/1/23	1,410	1,631
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/20	1,015	1,087
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/21	1,070	1,160
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/22	1,120	1,229
Clarion County PA Industrial Development Authority Revenue
(Clarion University Foundation Inc. Student Housing Project)	5.000%	7/1/23	1,180	1,299
Coatesville PA School District GO	5.000%	8/1/22 (4)	1,125	1,291
Coatesville PA School District GO	5.000%	8/1/23 (4)	1,000	1,164
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/18	670	699
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/19	500	538
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/18	300	315
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	240	260
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/19	600	650
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/20	500	557
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/21	700	798
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/21	400	459
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/22	400	463
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/22	400	466
Delaware County PA Authority University Revenue (Villanova University)	5.000%	12/1/23	750	883
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.500%	7/1/19 (14)	1,300	1,421
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/20	385	429
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/21	340	389
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/22	275	320
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/18	1,230	1,257
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/19	1,745	1,833
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/20	7,320	7,815
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/22	1,135	1,238
Emmaus PA General Authority Revenue VRDO	0.900%	5/5/17 LOC	4,700	4,700
1 Hempfield PA School District GO PUT	1.209%	8/1/19	5,690	5,650
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/22	2,750	3,210
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/22	915	1,009
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/23	700	773
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.000%	7/1/24	800	884
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/18	1,625	1,725
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/20	2,850	3,190
1 Manheim Township PA School District GO PUT	1.068%	5/1/18	6,850	6,799
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/21	700	787
Monroeville PA Finance Authority Revenue (UPMC Health System)	4.000%	2/15/18	1,250	1,280
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/19	1,000	1,068
Montgomery County PA GO	5.000%	4/1/21	1,975	2,252
Montgomery County PA GO	5.000%	4/1/23	2,395	2,840
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/18	1,000	1,041
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19	3,300	3,547
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/20	6,410	7,083
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/18	1,460	1,503
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/19	1,535	1,622
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/20	1,515	1,634
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.000%	4/1/21	1,550	1,699
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	4.000%	10/1/19	500	527
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/20	1,265	1,394

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/21	1,320	1,482
Montgomery County PA Higher Education & Health Authority Revenue
(Holy Redeemer Health System)	5.000%	10/1/22	1,380	1,574
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/20	1,200	1,292
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/21	2,175	2,381
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/22	4,000	4,437
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	8,000	7,994
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	5,000	4,996
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	17,560	17,547
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.000%	7/1/20	1,375	1,419
1 North Penn PA Water Authority Revenue	1.069%	11/1/19	1,000	991
1 North Penn PA Water Authority Revenue PUT	1.158%	11/1/19	2,500	2,482
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/21	1,500	1,688
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/22	3,885	4,441
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/23	2,185	2,526
1 Northampton County PA General Purpose Authority Hospital Revenue
(St. Luke’s Hospital Project) PUT	2.300%	8/15/20	8,125	8,132
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/22	925	1,026
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	1,380	1,546
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/23	985	1,098
Pennsbury PA School District GO	5.000%	1/15/21	1,250	1,414
Pennsbury PA School District GO	5.000%	1/15/22	1,000	1,156
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	8,980	9,878
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	4.000%	2/1/20	1,650	1,772
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/21	2,250	2,544
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/22	2,775	3,207
Pennsylvania Economic Development Financing Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.500%	5/1/18	3,000	3,005
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	27,000	28,291
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/21	19,775	20,350
Pennsylvania GO	5.000%	6/1/17	3,060	3,072
Pennsylvania GO	5.000%	7/1/17	4,155	4,185
Pennsylvania GO	5.000%	7/15/17	15,005	15,136
Pennsylvania GO	5.000%	10/15/17	8,500	8,661
Pennsylvania GO	5.000%	10/15/18	10,000	10,572
Pennsylvania GO	5.000%	4/1/19	30,390	32,584
Pennsylvania GO	5.000%	5/1/19	5,000	5,376
Pennsylvania GO	5.000%	6/1/19	15,000	16,170
Pennsylvania GO	5.000%	7/1/19	10,000	10,809
Pennsylvania GO	5.000%	7/1/19	9,900	10,701
Pennsylvania GO	5.000%	3/15/20	5,380	5,919
Pennsylvania GO	5.000%	4/1/20	7,450	8,206
Pennsylvania GO	5.000%	6/15/20	21,120	23,390
Pennsylvania GO	5.000%	7/1/20	20,925	23,201
Pennsylvania GO	5.000%	10/15/20	22,345	24,781
Pennsylvania GO	5.000%	8/1/22	7,500	8,626
Pennsylvania GO	5.000%	6/1/23	3,000	3,463
Pennsylvania GO	4.000%	7/1/23	13,000	14,332
Pennsylvania GO	5.000%	9/15/23	4,830	5,684
Pennsylvania GO	5.000%	9/15/25 (4)	11,000	13,168
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/17	2,205	2,258
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/18	3,490	3,697
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/19	2,490	2,718
Pennsylvania Higher Educational Facilities Authority Revenue
(AICUP Financing Program - Delaware Valley College Project)	5.000%	11/1/18	1,075	1,101
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	4,680
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/19	5,480	5,921
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/18	1,000	1,032
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/19	1,850	1,958
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/17	1,060	1,081
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/18	700	738

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	2,745	3,093
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/20	4,605	5,189
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	2,120	2,450
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/21	3,000	3,467
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/22	5,000	5,899
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/19	5,655	6,141
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	5/15/20	8,000	8,873
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/20	1,925	2,147
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/21	3,000	3,424
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/22	750	874
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/23	3,000	3,538
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/17	9,740	9,759
Pennsylvania Higher Educational Facilities Authority Revenue (York College) PUT	2.250%	5/1/17	2,410	2,410
Pennsylvania State University Revenue	5.000%	3/1/19 (Prere.)	1,500	1,608
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/19	1,020	1,114
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/22	3,485	4,034
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	3,596
1 Pennsylvania Turnpike Commission Revenue	1.500%	12/1/18	8,750	8,744
1 Pennsylvania Turnpike Commission Revenue	1.580%	12/1/18	10,000	9,991
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,431
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	1,150	1,217
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	5,000	5,407
1 Pennsylvania Turnpike Commission Revenue	1.600%	12/1/19	15,000	14,984
1 Pennsylvania Turnpike Commission Revenue	2.050%	12/1/19	20,000	20,118
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,015	1,106
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19	1,175	1,280
1 Pennsylvania Turnpike Commission Revenue	1.780%	12/1/20	25,100	25,092
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/20	1,805	2,015
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21	29,675	33,394
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	1,000	1,136
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/22	34,945	39,916
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	7,905	9,144
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23	28,505	32,972
1 Pennsylvania Turnpike Commission Revenue PUT	1.700%	12/1/18	6,575	6,575
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/22	4,470	5,080
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/23	5,415	6,208
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	1,615	1,674
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/18	750	778
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,650	1,767
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/19	1,000	1,071
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	3,500	3,852
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/20	750	826
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	3,605	4,070
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/21	1,060	1,197
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	5,680	6,527
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/22	750	862
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	650	760
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/23	5,705	6,666
Philadelphia PA Gas Works Revenue	5.375%	7/1/18 (ETM)	2,780	2,924
Philadelphia PA Gas Works Revenue	5.000%	10/1/22	2,250	2,580
Philadelphia PA Gas Works Revenue VRDO	0.870%	5/5/17 LOC	12,000	12,000
Philadelphia PA GO	5.000%	7/15/17	1,000	1,008
Philadelphia PA GO	5.000%	8/1/17	3,000	3,031
Philadelphia PA GO	5.000%	12/15/17 (4)	5,555	5,693
Philadelphia PA GO	5.000%	7/15/18	2,000	2,091
Philadelphia PA GO	4.000%	8/1/18	2,000	2,069
Philadelphia PA GO	5.000%	7/15/19	1,410	1,522
Philadelphia PA GO	5.000%	8/1/19 (Prere.)	220	239
Philadelphia PA GO	5.000%	8/1/19	5,150	5,566

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA GO	5.000%	8/1/20	3,625	4,013
Philadelphia PA GO	5.000%	8/1/21	3,500	3,956
Philadelphia PA GO	5.000%	8/1/22	4,500	5,175
Philadelphia PA GO	5.000%	8/1/24 (12)	1,780	1,925
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Children’s Hospital of Philadelphia Project) VRDO	0.860%	5/1/17	3,400	3,400
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.000%	7/1/17	2,325	2,335
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23	1,500	1,509
Philadelphia PA Municipal Authority Revenue	5.000%	11/15/18	2,500	2,654
Philadelphia PA School District GO	5.000%	9/1/18	2,780	2,889
Philadelphia PA School District GO	5.125%	9/1/18 (Prere.)	3,325	3,508
Philadelphia PA School District GO	5.000%	9/1/19	6,115	6,523
Philadelphia PA School District GO	5.000%	9/1/20	6,000	6,513
Philadelphia PA School District GO	5.000%	9/1/21	2,745	3,018
Philadelphia PA School District GO	5.000%	9/1/21	4,500	4,948
Philadelphia PA School District GO	5.000%	9/1/21	8,000	8,814
Philadelphia PA School District GO	5.000%	9/1/22	4,000	4,425
Philadelphia PA School District GO	5.000%	9/1/22	6,320	6,992
Philadelphia PA School District GO	5.000%	9/1/23	6,450	7,192
Philadelphia PA School District GO	5.000%	9/1/23	6,200	6,913
Philadelphia PA TRAN	2.000%	6/30/17	19,275	19,308
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/19 (4)	2,500	2,702
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/19	1,000	1,082
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/20	7,165	7,854
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	2,000	2,222
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,250	1,422
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/21	1,000	1,138
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/23	5,000	5,878
Pittsburgh PA GO	5.000%	9/1/18	11,000	11,575
Pittsburgh PA GO	5.000%	9/1/23	350	412
Pittsburgh PA GO	5.000%	9/1/24	500	594
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/19 (4)	2,500	2,720
Pittsburgh PA Water & Sewer Authority Revenue	5.000%	9/1/20 (4)	3,385	3,788
Pocono Mountain PA School District GO	4.000%	9/1/23 (4)	2,650	2,953
Reading PA School District GO	5.000%	4/1/19	6,230	6,623
Scranton PA School District GO	5.000%	6/1/22	2,150	2,372
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/19 (15)	1,725	1,874
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/20 (15)	1,035	1,152
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/21 (15)	2,670	3,037
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/20	2,995	3,281
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/21	1,000	1,120
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/22	1,000	1,135
1 University Area Joint Authority Pennsylvania Sewer Revenue PUT	1.300%	11/1/17	2,900	2,897
University of Pittsburgh of the Commonwealth System of Higher Education
Pennsylvania Revenue (University Capital Project)	5.500%	3/15/19 (Prere.)	1,030	1,116
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/20	2,465	2,720
1 York County PA GO PUT	0.968%	6/1/17	6,860	6,858
				1,188,232
Rhode Island (0.4%)
Narragansett RI Commission Wastewater System Revenue VRDO	0.900%	5/5/17 LOC	6,300	6,300
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/19	700	745
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/20	1,165	1,264
Rhode Island Economic Development Corp. Airport Revenue	5.000%	7/1/21	1,355	1,496
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	400	456
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/21	405	460
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	510	590
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/22	450	519
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	450	528

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/23	640	750
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	350	415
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/24	670	794
Rhode Island Health & Educational Building Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.900%	5/5/17 LOC	9,960	9,960
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/18 (ETM)	1,325	1,394
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/19 (ETM)	1,650	1,792
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/20 (ETM)	1,455	1,625
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21	5,625	6,149
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/21 (ETM)	1,650	1,887
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/22	2,500	2,760
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/23	2,700	3,005
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/21	2,330	2,569
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/22	2,510	2,801
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/23	2,200	2,482
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/19	1,255	1,341
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/20	2,760	3,016
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/21 (4)	10,470	11,279
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/21	2,000	2,231
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	4.000%	5/15/22 (4)	11,705	12,705
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/19	10,580	11,285
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/20	3,500	3,799
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/21	2,755	3,034
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/22	2,540	2,829
				102,260
South Carolina (0.9%)
Berkeley County SC School District Revenue	5.000%	12/1/17	600	614
Berkeley County SC School District Revenue	5.000%	12/1/18	1,000	1,062
Berkeley County SC School District Revenue	5.000%	12/1/20	1,000	1,111
Charleston County SC GO	5.000%	11/1/17	1,045	1,067
Charleston County SC GO	5.000%	11/1/17	6,485	6,623
Charleston County SC GO	5.000%	11/1/18	7,085	7,517
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/19	2,000	2,192
1 Charleston SC Waterworks & Sewer Capital Improvement Revenue PUT	1.358%	1/1/18	8,700	8,718
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/20	600	666
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/21	1,000	1,131
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/22	1,000	1,147
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/17	2,660	2,714
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,423
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/20	500	549
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/21	1,000	1,123
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/21	1,245	1,404
Myrtle Beach SC Tax Increase Revenue (Myrtle Beach Air Force Base Redevelopment Project)	5.000%	10/1/22	1,240	1,420
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/22	1,290	1,492
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	7,310	8,144
Richland County SC School District No. 2 GO	5.000%	2/1/22	19,280	22,432
Rock Hill SC Utility System Revenue	5.000%	1/1/22	780	896
Rock Hill SC Utility System Revenue	5.000%	1/1/23	1,110	1,297
Rock Hill SC Utility System Revenue	5.000%	1/1/24	1,000	1,187
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/19	1,250	1,365

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/20	3,250	3,636
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/21	2,635	3,010
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/22	3,785	4,390
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/23	1,850	2,152
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/24	1,800	2,112
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/17	300	303
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/18	500	523
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/19	1,000	1,077
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/20	2,700	2,974
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/21	1,000	1,120
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	4.000%	8/1/22	1,500	1,629
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	4.500%	11/1/17	1,000	1,018
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/18	1,500	1,586
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/19	1,000	1,091
South Carolina Jobs Economic Development Authority Revenue (Bon Secours Health System Inc.)	5.000%	11/1/20	1,750	1,962
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,546
South Carolina Public Service Authority Revenue	5.000%	12/1/17	6,035	6,168
South Carolina Public Service Authority Revenue	5.000%	12/1/20	18,545	20,315
South Carolina Public Service Authority Revenue	5.000%	12/1/21	2,500	2,778
South Carolina Public Service Authority Revenue	5.000%	12/1/21	290	322
South Carolina Public Service Authority Revenue	5.000%	12/1/21	15,000	16,667
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,500	1,682
South Carolina Public Service Authority Revenue	5.000%	12/1/22	1,095	1,228
South Carolina Public Service Authority Revenue	5.000%	12/1/22	500	561
South Carolina Public Service Authority Revenue	5.000%	12/1/23	500	566
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/19	25,805	28,119
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/20	4,220	4,726
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	7,000	8,298
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/23	4,885	5,791
				204,644
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	6/1/20	500	556
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/20	635	690
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/20	645	723
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	4.000%	11/1/21	500	549
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/21	550	630
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	535	625
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/22	375	437
				4,210
Tennessee (1.1%)
Chattanooga TN Electric System Revenue	5.000%	9/1/20	3,820	4,292
Chattanooga TN Electric System Revenue	5.000%	9/1/21	2,500	2,882
Chattanooga TN Electric System Revenue	5.000%	9/1/22	2,000	2,353
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/22	1,715	1,982
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/20	2,500	2,715
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/21	1,145	1,278
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/22	950	1,064
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/23	1,000	1,131
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/23	1,370	1,566
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/24	1,000	1,141
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	12,807
Memphis TN GO	5.000%	10/1/17	2,500	2,544
Memphis-Shelby County TN Airport Authority Revenue	5.000%	7/1/22	5,280	5,978
Metropolitan Government of Nashville & Davidson County TN Electric Revenue	5.500%	5/15/17 (13)	6,345	6,359
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/17	10,000	10,073
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	25,130	27,264
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/24	3,945	4,592
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	5,231
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	6,561
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	1,000	1,111

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Murfreesboro TN GO	5.000%	6/1/20	3,950	4,407
Shelby County TN GO	5.000%	3/1/19	10,275	11,035
Shelby County TN GO	5.000%	4/1/23	1,000	1,192
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/21	1,350	1,528
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/23	1,200	1,406
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare) VRDO	0.860%	5/1/17 (4)	7,850	7,850
Sullivan County TN GO	5.000%	5/1/21	2,705	3,086
Sullivan County TN GO	5.000%	5/1/22	2,745	3,198
Sullivan County TN GO	5.000%	5/1/23	2,985	3,543
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/18	8,590	8,816
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/19	12,825	13,587
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/20	2,735	2,968
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	19,005	21,096
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/21	8,510	9,345
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	13,125	14,745
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,540	1,731
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	1,280	1,473
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,275	2,570
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	2,780	3,215
Tennessee GO	5.000%	8/1/18	5,185	5,456
Tennessee GO	5.000%	8/1/18	16,000	16,838
Tennessee GO	5.000%	10/1/18	3,730	3,950
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	2,530	2,672
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	1/1/45	3,835	4,055
Washington County TN GO	4.000%	6/1/21	2,030	2,244
Washington County TN GO	4.000%	6/1/22	5,030	5,638
Washington County TN GO	4.000%	6/1/23	5,260	5,956
				266,524
Texas (9.1%)
Alvin TX Independent School District GO	5.000%	2/15/22	1,780	2,064
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/20	1,000	1,107
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/21	1,000	1,131
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/22	1,000	1,148
Austin TX Electric Utility System Revenue	5.000%	11/15/18	500	531
Austin TX Electric Utility System Revenue	5.000%	11/15/19	500	547
Austin TX Electric Utility System Revenue	5.000%	11/15/20	1,000	1,125
Austin TX GO	5.000%	9/1/17	3,250	3,297
Austin TX GO	5.000%	9/1/22	11,720	13,805
Austin TX Independent School District GO	5.000%	8/1/22	4,500	5,282
Austin TX Water & Wastewater System Revenue	5.000%	11/15/19	1,000	1,098
Austin TX Water & Wastewater System Revenue	5.000%	11/15/20	2,420	2,732
Bexar County TX GO	5.000%	6/15/21	5,155	5,896
Bexar County TX GO	5.000%	6/15/21	2,930	3,351
Bexar County TX GO	5.000%	6/15/22	6,000	7,005
Bexar County TX GO	5.000%	6/15/22	2,775	3,240
Bexar County TX GO	5.000%	6/15/23	9,220	10,932
Bexar County TX GO	5.000%	6/15/23	4,055	4,808
Bexar County TX Hospital District GO	5.000%	2/15/21	1,875	2,115
Bexar County TX Hospital District GO	5.000%	2/15/22	1,525	1,751
Bexar County TX Hospital District GO	5.000%	2/15/23	1,465	1,708
Bexar County TX Hospital District GO	5.000%	2/15/24	2,000	2,359
Brownsville TX Independent School District GO	5.000%	2/15/22	2,770	3,220
Brownsville TX Utility System Revenue	5.000%	9/1/20	1,250	1,393
Brownsville TX Utility System Revenue	5.000%	9/1/21	1,000	1,138
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	256
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/18 (ETM)	1,450	1,497
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	530	560
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	610	662
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	625	679
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,000	1,104
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	2,295	2,546
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	2,375	2,683
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	4,500	5,163
Central Texas Regional Mobility Authority Revenue PUT	5.000%	1/7/21	5,500	6,023
Conroe TX Independent School District GO	5.000%	2/15/21	3,380	3,841
Conroe TX Independent School District GO	5.000%	2/15/22	3,125	3,633
Conroe TX Independent School District GO	5.000%	2/15/23	4,240	5,015
Coppell TX Independent School District GO	5.000%	8/15/22	1,000	1,175

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Corpus Christi TX GO	5.000%	3/1/22	4,000	4,630
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/22	9,835	11,462
Cypress-Fairbanks TX Independent School District GO PUT	0.900%	8/15/18	7,590	7,541
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/21	7,230	8,107
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/22	5,365	6,117
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/23	1,000	1,159
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/21	3,250	3,754
Dallas TX Independent School District GO	5.000%	8/15/23	7,265	8,671
Dallas TX Independent School District GO PUT	1.500%	8/15/18	5,000	5,012
Dallas TX Independent School District GO PUT	5.000%	2/15/22	20,000	22,872
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/17	3,105	3,160
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/17	1,200	1,225
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/18	500	529
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,731
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	2,500	2,731
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/19	1,000	1,092
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	2,500	2,807
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/20	1,000	1,123
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/21	4,000	4,595
Denton County TX GO	5.000%	7/15/22	2,000	2,340
Denton County TX GO	5.000%	7/15/23	2,090	2,492
Denton TX GO	5.000%	2/15/22	2,000	2,202
Denton TX Independent School District GO	2.000%	8/1/18 (Prere.)	800	810
Denton TX Independent School District GO	0.000%	8/15/20	1,195	1,145
Denton TX Independent School District GO	0.000%	8/15/22	5,000	4,540
Denton TX Independent School District GO PUT	2.000%	8/1/18	2,325	2,348
Eagle Mountain & Saginaw TX Independent School District GO PUT	2.000%	8/1/19	9,000	9,145
El Paso TX GO	5.000%	8/15/21	5,615	6,436
El Paso TX GO	5.000%	8/15/21	1,935	2,218
El Paso TX GO	5.000%	8/15/22	2,795	3,268
El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,034
El Paso TX Water & Sewer Revenue	4.000%	3/1/20	1,000	1,077
El Paso TX Water & Sewer Revenue	4.000%	3/1/21	1,750	1,920
El Paso TX Water & Sewer Revenue	5.000%	3/1/21	1,000	1,135
El Paso TX Water & Sewer Revenue	5.000%	3/1/22	1,000	1,160
Fort Bend County TX GO	5.000%	3/1/20	5,530	6,113
Fort Bend County TX GO	5.000%	3/1/20	1,000	1,105
Fort Bend County TX GO	5.000%	3/1/21	2,000	2,271
Fort Bend County TX GO	5.000%	3/1/22	2,500	2,901
Fort Bend County TX Toll Road Revenue	5.000%	3/1/22	200	230
Fort Bend County TX Toll Road Revenue	5.000%	3/1/23	200	233
Fort Bend TX Independent School District GO	5.000%	8/15/22	1,695	1,991
Fort Worth TX GO	5.000%	3/1/18	4,375	4,524
Fort Worth TX GO	5.000%	3/1/19	3,500	3,751
Fort Worth TX GO	5.000%	3/1/20	10,075	11,137
Fort Worth TX GO	5.000%	3/1/21	10,060	11,422
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	4,234
Frisco TX GO	5.000%	2/15/18	3,325	3,434
Frisco TX GO	5.000%	2/15/20	4,110	4,545
Frisco TX GO	5.000%	2/15/21	4,295	4,878
Frisco TX GO	5.000%	2/15/21	8,890	10,075
Frisco TX GO	5.000%	2/15/22	7,730	8,955
Frisco TX GO	5.000%	2/15/23	4,115	4,843
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,379
Grand Prairie TX Independent School District GO	5.000%	2/15/21	1,500	1,705
Grand Prairie TX Independent School District GO	5.000%	2/15/22	1,000	1,162
Grand Prairie TX Independent School District GO	5.000%	2/15/23	675	798
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.400%	6/1/17	3,865	3,864
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.500%	6/1/18	1,750	1,751
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.600%	6/1/19	2,250	2,254
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	1.650%	6/1/20	2,000	2,005
1 Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System) PUT	1.480%	12/1/19	9,000	8,991
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/20	2,500	2,792
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/21	1,600	1,825
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Baylor College of Medicine)	5.000%	11/15/22	1,800	2,085

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.870%	5/1/17	4,555	4,555
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/19	2,350	2,561
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/21	4,000	4,587
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/22	2,500	2,924
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/18	425	439
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/19	1,410	1,493
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,123
Harris County TX GO	5.000%	10/1/17	6,775	6,895
Harris County TX GO	5.000%	10/1/18	4,805	5,080
Harris County TX GO	5.000%	10/1/18	2,675	2,828
Harris County TX GO	5.000%	10/1/22	10,025	11,794
Harris County TX GO	5.000%	10/1/22	1,100	1,298
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/18	1,000	1,061
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/19	400	438
Harris County TX Hospital District Revenue	5.000%	2/15/22	1,235	1,414
Harris County TX Hospital District Revenue	5.000%	2/15/23	2,000	2,330
Harris County TX Hospital District Revenue	5.000%	2/15/24	2,250	2,654
Harris County TX Metropolitan Transit Authority Sales & Use Tax Revenue	5.000%	11/1/19	2,000	2,192
Harris County TX Sports Authority Revenue	5.000%	11/15/20	3,300	3,669
Harris County TX Sports Authority Revenue	5.000%	11/15/20	575	636
Harris County TX Sports Authority Revenue	5.000%	11/15/21	8,115	9,207
1 Harris County TX Toll Road Revenue	1.680%	8/15/18	4,000	4,002
1 Harris County TX Toll Road Revenue PUT	1.600%	8/15/18	34,250	34,237
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,511
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	6,115
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	1,799
Houston TX Airport System Revenue	5.000%	7/1/19 (14)	3,960	3,989
Houston TX Community College System GO	5.000%	2/15/18	2,500	2,582
Houston TX Community College System GO	5.000%	2/15/19	870	931
Houston TX Community College System GO	5.000%	2/15/19	2,860	3,061
Houston TX Community College System Revenue	5.000%	4/15/20	1,000	1,109
Houston TX Community College System Revenue	5.000%	4/15/22	1,885	2,183
Houston TX Community College System Revenue	5.000%	4/15/23	2,000	2,348
Houston TX Community College System Revenue	5.000%	4/15/24	2,880	3,424
Houston TX GO	5.000%	3/1/18	1,000	1,034
Houston TX GO	5.000%	3/1/19	10,000	10,708
Houston TX GO	5.000%	3/1/19	12,195	13,058
Houston TX GO	5.000%	3/1/19	1,135	1,215
Houston TX GO	5.000%	3/1/19 (Prere.)	4,460	4,782
Houston TX GO	5.000%	3/1/22	20,000	23,141
Houston TX GO	5.000%	3/1/23	9,105	10,680
Houston TX GO	5.000%	3/1/24	540	579
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/19	700	759
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/21	1,500	1,699
Houston TX Independent School District GO	5.000%	2/15/18	1,755	1,812
Houston TX Independent School District GO	5.000%	2/15/19	2,890	3,096
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	13,807
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	13,928
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	2,654
Houston TX Utility System Revenue	5.000%	11/15/19	3,000	3,291
Houston TX Utility System Revenue	5.000%	5/15/20	6,000	6,670
Houston TX Utility System Revenue	5.000%	11/15/20	3,500	3,944
Houston TX Utility System Revenue	5.000%	11/15/20	5,000	5,639
Houston TX Utility System Revenue	5.000%	5/15/21	5,000	5,705
Houston TX Utility System Revenue	5.000%	11/15/21	5,000	5,763
Houston TX Utility System Revenue	5.000%	11/15/21	5,460	6,306
Houston TX Utility System Revenue	5.000%	11/15/22	3,205	3,770
Houston TX Utility System Revenue	5.000%	11/15/22	7,115	8,381
Houston TX Utility System Revenue	5.000%	11/15/23	7,400	8,849
1 Houston TX Utility System Revenue PUT	1.650%	6/1/17	18,000	18,004
1 Houston TX Utility System Revenue PUT	1.800%	5/1/20	19,500	19,495
Houston TX Utility System Revenue VRDO	0.910%	5/5/17 LOC	21,300	21,300
Irving TX Independent School District GO	5.000%	2/15/22	3,750	4,359
Irving TX Independent School District GO	5.000%	2/15/23	2,000	2,366
Katy TX Independent School District GO	5.000%	2/15/21	2,185	2,483
Katy TX Independent School District GO	5.000%	2/15/22	2,295	2,668

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Katy TX Independent School District GO	5.000%	2/15/23	1,510	1,786
1 Katy TX Independent School District GO PUT	1.216%	8/15/19	14,470	14,458
Keller TX Independent School District GO	5.000%	8/15/20	2,650	2,972
Keller TX Independent School District GO	5.000%	8/15/22	3,000	3,516
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/21	800	897
Kerrville TX Health Facilities Development Corp. Hospital Revenue
(Peterson Regional Medical Center Project)	5.000%	8/15/22	1,000	1,134
Klein TX Independent School District GO	5.000%	8/1/20	2,500	2,800
Klein TX Independent School District GO	5.000%	8/1/21	8,550	9,831
Klein TX Independent School District GO	5.000%	8/1/22	5,000	5,868
Lamar TX Consolidated Independent School District GO	5.000%	2/15/19	2,705	2,897
Lamar TX Consolidated Independent School District GO	5.000%	2/15/20	3,005	3,322
Lamar TX Consolidated Independent School District GO	5.000%	2/15/21	2,320	2,637
Lamar TX Consolidated Independent School District GO	5.000%	2/15/22	2,500	2,906
Leander TX Independent School District GO	0.000%	8/16/20	2,675	2,562
Leander TX Independent School District GO	0.000%	8/16/21	5,395	5,040
Leander TX Independent School District GO	0.000%	8/16/22	9,615	8,728
Leander TX Independent School District GO	0.000%	8/16/23	8,500	7,493
Lewisville TX Independent School District GO	4.000%	8/15/20	1,000	1,088
Lewisville TX Independent School District GO	5.000%	8/15/20	18,000	20,184
Lewisville TX Independent School District GO	4.000%	8/15/21	2,240	2,481
Lewisville TX Independent School District GO	5.000%	8/15/21	12,700	14,615
Lewisville TX Independent School District GO	5.000%	8/15/22	7,500	8,810
Lewisville TX Independent School District GO	5.000%	8/15/22	2,605	3,051
Lone Star College System Texas GO	5.000%	2/15/22	6,000	6,948
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	1,713
Lower Colorado River Authority Texas Revenue	5.000%	5/15/22	850	982
Lower Colorado River Authority Texas Revenue	5.000%	5/15/23	1,200	1,409
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/20	1,000	1,108
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/21	1,255	1,424
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/22	2,050	2,368
Lubbock TX GO	5.000%	2/15/21	1,755	1,989
Lubbock TX GO	5.000%	2/15/21	850	963
Lubbock TX GO	5.000%	2/15/22	645	748
Lubbock TX GO	5.000%	2/15/22	1,590	1,843
Lubbock TX GO	5.000%	2/15/23	720	849
Lubbock TX GO	5.000%	2/15/23	1,780	2,099
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/17	4,210	4,239
Lubbock TX Health Facilities Development Corp. Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	1,845
Magnolia TX Independent School District GO	5.000%	8/15/21	1,505	1,728
Magnolia TX Independent School District GO	5.000%	8/15/22	1,580	1,852
Magnolia TX Independent School District GO	5.000%	8/15/23	510	608
Marshall TX Independent School District GO	5.000%	2/15/23	2,185	2,585
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/23	500	565
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/24	625	707
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/20	180	188
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/21	310	325
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	4.000%	4/1/22	215	227
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/23	1,265	1,409
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/22	1,000	1,153
Newark TX Cultural Education Facilities Finance Corp. Revenue	5.000%	11/15/23	1,000	1,168
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/17	1,000	1,012
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/18	750	788
North Central TX Health Facilities Development Corp. Hospital Revenue
(Children’s Medical Center of Dallas Project)	5.000%	8/15/19	1,900	2,063
North East TX Independent School District GO	5.000%	2/1/22	6,985	8,113
North East TX Independent School District GO PUT	1.420%	8/1/21	9,000	8,874
North East TX Regional Mobility Authority Revenue	5.000%	1/1/23	900	1,011
North East TX Regional Mobility Authority Revenue	5.000%	1/1/24	1,285	1,455

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,743
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,501
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,257
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,486
North Texas Tollway Authority System Revenue	5.000%	1/1/20	4,000	4,389
North Texas Tollway Authority System Revenue	5.000%	1/1/20	700	764
North Texas Tollway Authority System Revenue	5.000%	1/1/20	2,000	2,194
North Texas Tollway Authority System Revenue	5.000%	1/1/21	11,280	12,691
North Texas Tollway Authority System Revenue	5.000%	1/1/21	1,000	1,116
North Texas Tollway Authority System Revenue	5.000%	1/1/21	3,600	4,050
North Texas Tollway Authority System Revenue	5.000%	1/1/22	5,250	6,025
North Texas Tollway Authority System Revenue	5.000%	1/1/22	1,500	1,713
North Texas Tollway Authority System Revenue	5.000%	1/1/22	6,155	7,064
North Texas Tollway Authority System Revenue	5.000%	1/1/23	9,500	11,094
1 North Texas Tollway Authority System Revenue PUT	1.700%	1/1/19	15,000	14,990
1 North Texas Tollway Authority System Revenue PUT	1.570%	1/1/20	29,690	29,607
2 North Texas Tollway Authority System Revenue TOB VRDO	1.050%	5/5/17 LOC	17,780	17,780
Northside Independent School District Texas GO PUT	2.125%	8/1/20	6,485	6,498
Northside Independent School District Texas GO PUT	1.750%	6/1/22	12,500	12,500
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/19	1,735	1,890
Pasadena TX Independent School District GO VRDO	0.910%	5/5/17 (4)	14,000	14,000
Port Authority of Houston TX GO	5.000%	10/1/20	3,110	3,495
Port Authority of Houston TX GO	5.000%	10/1/21	8,900	10,251
Port Authority of Houston TX GO	5.000%	10/1/22	2,700	3,173
Prosper TX Independent School District GO	5.000%	2/15/21	1,190	1,350
Prosper TX Independent School District GO	5.000%	2/15/22	1,315	1,525
Prosper TX Independent School District GO	5.000%	2/15/23	400	472
Richardson TX Independent School District GO	5.000%	2/15/22	2,500	2,914
Richardson TX Independent School District GO	5.000%	2/15/23	3,000	3,556
Rockwall TX GO	5.000%	8/1/21	800	916
Rockwall TX GO	5.000%	8/1/22	2,770	3,225
Rockwall TX GO	5.000%	8/1/23	1,635	1,936
Round Rock TX Independent School District GO	5.000%	8/1/21	3,095	3,559
Round Rock TX Independent School District GO	5.000%	8/1/22	1,000	1,174
Round Rock TX Independent School District GO	5.000%	8/1/23	2,000	2,386
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	5,100	5,767
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/18	2,250	2,367
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/19	1,000	1,083
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	6,980	7,711
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	5,450	6,187
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/21	12,000	13,623
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	4,000	4,646
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	11,750	13,648
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	26,500	31,323
1 San Antonio TX Electric & Gas Systems Revenue PUT	1.280%	2/1/18	27,250	27,216
San Antonio TX Electric & Gas Systems Revenue PUT	2.000%	12/1/18	10,165	10,301
San Antonio TX Electric & Gas Systems Revenue PUT	3.000%	12/1/20	20,000	21,002
San Antonio TX GO	5.000%	8/1/17	1,070	1,082
San Antonio TX GO	5.000%	2/1/18	3,500	3,610
San Antonio TX GO	5.000%	8/1/18	1,000	1,051
San Antonio TX GO	5.000%	2/1/20	2,500	2,763
San Antonio TX GO	5.000%	2/1/21	3,500	3,978
San Antonio TX GO	5.000%	2/1/22	3,000	3,491
San Antonio TX Independent School District GO	5.000%	8/15/22	1,330	1,562
San Antonio TX Independent School District GO PUT	2.000%	8/1/18	7,270	7,344
San Antonio TX Water Revenue	5.000%	5/15/17	2,160	2,164
San Antonio TX Water Revenue	5.000%	5/15/19	2,250	2,427
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,667
San Antonio TX Water Revenue	5.000%	5/15/20	1,500	1,667
San Antonio TX Water Revenue	5.000%	5/15/21	1,000	1,140
San Antonio TX Water Revenue	5.000%	5/15/22	1,750	2,037
1 San Antonio TX Water Revenue PUT	1.300%	11/1/17	19,375	19,379
San Antonio TX Water Revenue PUT	2.000%	11/1/21	40,000	40,780
Schertz-Cibolo-Universal City TX Independent School District GO	5.000%	2/1/23	3,830	4,518
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/20	3,000	3,371
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/21	2,500	2,878
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/22	3,900	4,579

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Spring Branch TX Independent School District GO	5.000%	2/1/22	5,000	5,807
Stephen F Austin TX State University Revenue	5.000%	10/15/23	1,050	1,237
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Hendrick Medical Center)	5.000%	9/1/21	1,200	1,358
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/19	2,225	2,422
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/20	1,845	2,064
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.000%	10/1/21	2,400	2,746
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17 (ETM)	150	152
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/17 (ETM)	1,850	1,873
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20	1,520	1,693
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Buckingham Senior Living Community Inc.)	3.875%	11/15/20	1,750	1,750
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/21	1,000	1,138
Tarrant Regional Water District Texas Water Revenue	5.000%	3/1/22	1,375	1,599
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	4,425	5,057
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	6,000	6,998
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/23	13,235	15,737
Texas GO	5.000%	10/1/17	7,500	7,630
Texas GO	5.000%	10/1/18	7,500	7,928
Texas GO	5.000%	10/1/18	4,650	4,920
Texas GO	5.000%	10/1/19	8,000	8,764
Texas GO	5.000%	10/1/20	10,000	11,282
Texas GO	5.000%	4/1/21	3,490	3,983
Texas GO	5.000%	10/1/21	5,950	6,871
Texas GO	5.000%	10/1/21	19,000	21,942
1 Texas Municipal Gas Acquisition & Supply Corp. Revenue	1.370%	9/15/17	1,665	1,664
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/17	2,425	2,487
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	14,935	15,306
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/18	1,740	1,841
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/19	5,000	5,450
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	6,495	7,052
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	6,000	6,705
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	3,750	4,150
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	2,125	2,425
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	1,000	1,144
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	3,415	3,929
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/20	1,000	1,119
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/21	1,250	1,428
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/22	675	781
Texas Public Finance Authority Revenue (Midwestern State University)	5.000%	12/1/23	1,720	2,021
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	3,480	3,489
Texas State University System Financing System Revenue	5.000%	3/15/21	2,250	2,557
Texas State University System Financing System Revenue	5.000%	3/15/22	1,845	2,143
Texas State University System Financing System Revenue	5.000%	3/15/23	2,200	2,597
Texas Tech University System Financing System Revenue	5.000%	8/15/17	2,115	2,141
Texas Tech University System Financing System Revenue	5.000%	8/15/18	3,065	3,224
Texas Tech University System Financing System Revenue	5.000%	8/15/19	3,040	3,310
Texas Tech University System Financing System Revenue	5.000%	8/15/20	5,000	5,606
Texas Transportation Commission GO	5.000%	4/1/19	13,425	14,461
Texas Transportation Commission GO	5.000%	4/1/20	11,465	12,750
Texas Transportation Commission GO	5.000%	10/1/20	15,000	16,923
Texas Transportation Commission GO	5.000%	10/1/21	15,000	17,323
Texas Transportation Commission GO	5.000%	4/1/22	13,925	16,247
Texas Transportation Commission GO	5.000%	10/1/22	16,855	19,867
Texas Transportation Commission GO	5.000%	10/1/24	9,295	11,274
1 Texas Transportation Commission GO PUT	1.280%	10/1/18	50,000	49,981
Texas Transportation Commission Revenue	5.000%	10/1/19	24,000	26,255
Texas Transportation Commission Revenue	5.000%	10/1/20	35,000	39,411
Texas Transportation Commission Revenue	5.000%	10/1/21	10,000	11,549
Texas Transportation Commission Revenue	5.000%	10/1/21	37,000	42,729
Texas Transportation Commission Revenue	5.000%	10/1/22	5,000	5,893
Texas Transportation Commission Revenue	5.000%	10/1/23	4,420	5,293
Texas Transportation Commission Turnpike System Revenue PUT	5.000%	4/1/20	19,200	21,055
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (ETM)	1,920	1,752
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/22 (2)	8,365	7,430

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Water Development Board Revenue	5.000%	4/15/22	4,810	5,617
Texas Water Development Board Revenue	5.000%	4/15/22	5,250	6,130
Texas Water Development Board Revenue	5.000%	10/15/22	3,480	4,105
Tomball TX Independent School District GO PUT	1.100%	8/15/19	4,500	4,463
University of Houston Texas Revenue	5.000%	2/15/20	6,100	6,738
University of Houston Texas Revenue	5.000%	2/15/21	4,405	4,995
University of Houston Texas Revenue	5.000%	2/15/23	6,880	8,109
University of North Texas Revenue	5.000%	4/15/18	1,000	1,038
University of North Texas Revenue	5.000%	4/15/20 (ETM)	325	361
University of North Texas Revenue	5.000%	4/15/20	2,180	2,416
University of North Texas Revenue	5.000%	4/15/21	1,750	1,988
University of North Texas Revenue	5.000%	4/15/22	1,000	1,163
University of North Texas Revenue	5.000%	4/15/23	1,200	1,418
University of Texas Permanent University Fund Revenue	5.000%	7/1/20	4,020	4,489
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	1,250	1,433
University of Texas Permanent University Fund Revenue	5.000%	7/1/21	4,175	4,788
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	1,500	1,756
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,000	2,341
University of Texas Permanent University Fund Revenue	5.000%	7/1/22	2,820	3,302
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	1,250	1,490
University of Texas Permanent University Fund Revenue	5.000%	7/1/23	2,650	3,158
University of Texas System Revenue Financing System Revenue	5.000%	8/15/17	25,135	25,448
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	6,505	6,846
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	4,525	4,762
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	9,255	10,080
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	5,000	5,446
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	3,660	4,109
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	2,000	2,302
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	11,860	13,649
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	5,000	5,754
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,260	6,180
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,735	6,738
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	26,500	31,136
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	2,500	2,937
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	15,000	17,953
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	3,350	4,010
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	17,465	20,903
Waller TX Independent School District GO	5.000%	2/15/22	1,095	1,270
				2,169,489
Utah (0.5%)
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	5,625	5,665
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/17	1,300	1,310
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	8,000	8,371
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/18	2,425	2,537
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/19	2,360	2,552
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/20	3,500	3,666
University of Utah Revenue	4.000%	8/1/20	700	762
University of Utah Revenue	5.000%	8/1/21	600	689
University of Utah Revenue	5.000%	8/1/22	1,150	1,348
University of Utah Revenue	5.000%	8/1/23	600	715
Utah Associated Municipal Power Systems Revenue (Payson Power Project)	4.000%	4/1/18	3,550	3,642
Utah GO	5.000%	7/1/17	6,125	6,170
Utah GO	5.000%	7/1/17	10,000	10,073
Utah GO	5.000%	7/1/18	3,000	3,144
Utah GO	5.000%	7/1/18	19,000	19,913
Utah Transit Authority Sales Tax Revenue	1.600%	12/15/17 (Prere.)	14,000	14,058
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/21	550	625
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/22	710	821
Utah Water Finance Agency Revenue VRDO	0.940%	5/5/17	28,000	28,000
Washington County UT School District GO	5.000%	3/1/22	5,165	6,024
				120,085
Vermont (0.0%)
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/21	350	399
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/22	650	755
				1,154
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	5,510	4,996
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	5,790	4,914

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/20	1,000	1,080
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/21	2,000	2,188
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/22	2,000	2,210
				15,388
Virginia (2.2%)
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/20	2,500	2,814
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/21	6,185	7,137
Fairfax County VA Economic Development Authority Transportation District Improvement Revenue
(Silver Line Phase I Project)	5.000%	4/1/18	4,255	4,416
Fairfax County VA GO	4.000%	10/1/21	6,510	7,250
Fairfax County VA GO	3.000%	10/1/22	9,555	10,255
Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	11,300
Halifax County VA Industrial Development Authority Revenue (Virginia Electric & Power Co.) PUT	2.150%	9/1/20	10,000	10,129
Henrico County VA School District GO	5.000%	8/1/20	1,055	1,184
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/21	440	469
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/22	530	568
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/23	825	886
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/24	1,015	1,088
Loudoun County VA GO	5.000%	12/1/18	3,435	3,655
Louisa VA Industrial Development Authority Poll Control Revenue
(Virginia Electric & Power Co.) PUT	1.750%	5/16/19	10,000	10,093
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/21	2,800	2,897
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/22	2,900	2,995
Newport News VA Economical Development Authority Residential Care Facilities Revenue	4.000%	12/1/23	3,070	3,154
Norfolk VA GO	5.000%	10/1/22	2,535	2,988
Norfolk VA GO	5.000%	10/1/23	360	431
Peninsula VA Ports Authority Coal Terminal Revenue PUT	1.550%	10/1/19	1,875	1,866
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/19	5,015	5,416
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/20	1,460	1,622
University of Virginia Revenue	5.000%	9/1/17	1,275	1,293
University of Virginia Revenue	5.000%	6/1/20	500	559
University of Virginia Revenue	5.000%	6/1/21	2,660	3,057
University of Virginia Revenue	5.000%	8/1/21	33,000	38,078
Virginia Beach VA GO	5.000%	4/1/18	3,250	3,374
Virginia Beach VA GO	5.000%	7/15/18	2,995	3,143
Virginia Beach VA GO	5.000%	5/1/20	4,300	4,791
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/18	9,585	9,884
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	19,465	22,628
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/17	1,150	1,156
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/18	425	438
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/19	425	448
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/20	275	294
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,000	1,084
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/21	1,140	1,235
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/22	570	623
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	7,685	8,631
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	18,585	21,407
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/21	10,990	12,659
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	11,870	13,955
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/23	12,110	14,465
Virginia Commonwealth Transportation Board GAN	5.000%	9/15/20	3,130	3,519
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/17	2,970	3,017
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/18	3,280	3,398
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/18	8,115	8,466
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/19	1,750	1,880
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/19	8,525	9,222
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	1,605	1,753
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	4,000	4,659
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/22	3,865	4,547

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/23	2,685	3,181
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/23	5,000	5,976
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/17	12,550	12,686
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/18	4,725	4,965
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,530	9,282
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	4,965	5,403
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	17,870	19,444
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19 (Prere.)	11,350	12,339
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	5,220	5,851
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	18,830	21,107
Virginia Public School Authority Revenue	5.000%	8/1/18	16,665	17,510
Virginia Public School Authority Revenue	5.000%	8/1/19	16,220	17,645
Virginia Public School Authority Revenue	5.000%	8/1/20	20,425	22,888
Virginia Public School Authority Revenue	5.000%	8/1/21	36,405	41,890
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/18	5,360	5,668
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/19	3,500	3,830
Wise County VA Industrial Development Authority Solid Waste & Sewage Disposal Revenue
(Virginia Electric & Power Co.) PUT	1.875%	6/1/20	8,000	7,989
York County VA Economic Development Authority Pollution Control Revenue
(VA Electric & Power Co. Project) PUT	1.875%	5/16/19	5,000	5,052
				518,982
Washington (2.5%)
2 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.920%	5/1/17	18,775	18,775
Central Washington University System Revenue	5.000%	5/1/17	1,860	1,861
Central Washington University System Revenue	5.000%	5/1/18	1,960	2,038
Central Washington University System Revenue	5.000%	5/1/19	2,050	2,205
Central Washington University System Revenue	5.000%	5/1/20	2,150	2,375
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/18	22,000	23,044
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	1,160	1,297
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/17	14,000	14,103
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/17	20,000	20,146
1 Everett WA GO PUT	1.300%	12/1/19	3,725	3,680
1 Grant County WA Public Utility District No. 2 Electric System Revenue PUT	1.220%	12/1/17	10,000	9,983
King County WA (Public Hospital District) GO	5.000%	12/1/19	2,500	2,740
King County WA (Public Hospital District) GO	5.000%	12/1/20	2,500	2,819
King County WA School District No. 216 GO	4.000%	12/1/18	1,250	1,308
King County WA School District No. 216 GO	4.000%	12/1/19	1,360	1,458
King County WA School District No. 216 GO	5.000%	12/1/20	2,085	2,351
King County WA School District No. 216 GO	5.000%	12/1/21	2,265	2,614
King County WA School District No. 414 GO	5.000%	12/1/22	4,000	4,721
King County WA Sewer Revenue	5.000%	1/1/19	12,835	13,694
King County WA Sewer Revenue	5.000%	7/1/22	5,330	6,257
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/18	1,400	1,478
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/20	1,000	1,122
Lewis County WA Public Utility District No. 1 Revenue (Cowlitz Falls Hydroelectric Project)	5.000%	10/1/21	1,000	1,149
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	4,000	4,096
Port of Seattle WA Revenue	5.000%	3/1/20	4,000	4,405
Port of Seattle WA Revenue	5.000%	3/1/22	1,250	1,440
Seattle WA GO	5.000%	5/1/18	7,935	8,267
Seattle WA GO	5.000%	5/1/19	8,385	9,064
Seattle WA GO	5.000%	6/1/22	15,755	18,531
1 Seattle WA Municipal Light & Power Revenue PUT	1.580%	11/1/18	6,750	6,750
1 Seattle WA Municipal Light & Power Revenue PUT	1.580%	11/1/18	8,250	8,250
Skagit County WA Public Hospital District Revenue	3.000%	12/1/17	325	328
Skagit County WA Public Hospital District Revenue	4.000%	12/1/18	400	414
Skagit County WA Public Hospital District Revenue	4.000%	12/1/20	1,705	1,806
Skagit County WA Public Hospital District Revenue	4.000%	12/1/22	1,340	1,428
Skagit County WA Public Hospital District Revenue	4.000%	12/1/23	1,915	2,044
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/20	1,000	1,128
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/21	735	849
Snohomish County WA School District No. 4 (Lake Stevens) GO	5.000%	12/1/22	700	824
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/25	3,740	3,751
University of Washington Revenue	5.000%	4/1/18	7,225	7,500
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/19	10,000	10,852
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	41,360	46,255
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/21	41,175	47,292
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/18	1,150	1,200
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/19	850	918

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Economic Development Finance Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	1.250%	11/1/17	2,525	2,527
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/18	14,273	15,033
Washington Federal Highway Grant Anticipation Revenue (520 Corridor Program)	5.000%	9/1/20	9,210	10,308
Washington GO	5.000%	7/1/17	5,000	5,037
Washington GO	5.000%	8/1/17	11,175	11,296
Washington GO	5.000%	8/1/17	6,605	6,676
Washington GO	5.000%	7/1/18	21,220	22,229
Washington GO	5.000%	7/1/18	24,315	25,471
Washington GO	5.000%	7/1/18	15,000	15,713
Washington GO	5.000%	7/1/19	19,770	21,454
Washington GO	5.000%	7/1/19	14,580	15,822
Washington GO	5.000%	7/1/20	9,070	10,143
Washington GO	5.000%	8/1/20	10,000	11,209
Washington GO	5.000%	7/1/21	11,000	12,280
Washington GO	5.000%	8/1/23	14,325	17,086
2 Washington GO TOB VRDO	0.930%	5/5/17	17,785	17,785
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/20	875	959
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/21	1,000	1,115
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/22	1,965	2,215
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/19	850	904
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/19	1,000	1,086
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/20	1,000	1,085
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/20	1,380	1,541
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	4.000%	8/15/21	1,000	1,102
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/20	1,000	1,120
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/21	1,000	1,144
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,384
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/18	700	739
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/19	1,000	1,092
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/22	1,800	2,108
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	5.000%	10/1/21	3,085	3,516
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.900%	5/5/17	11,350	11,350
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/19	600	639
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/20	1,105	1,209
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	4.000%	3/1/21	800	863
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/22	735	839
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	4.875%	1/1/22	3,000	2,979
Washington State University General Revenue	5.000%	4/1/20	1,100	1,220
Washington State University General Revenue	5.000%	4/1/21	1,300	1,480
Washington State University General Revenue	5.000%	4/1/22	1,400	1,627
				591,995
West Virginia (0.2%)
Mason County WV Pollution Control Revenue (Appalachian Power Co. Project) PUT	1.625%	10/1/18	6,000	6,040
West Virginia Economic Development Authority Pollution Control Revenue
(American Electric Power Co.Inc.)	3.250%	5/1/19	10,000	10,226
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project) PUT	1.900%	4/1/19	5,000	5,009
West Virginia GO	5.000%	6/1/22	11,010	12,879
West Virginia University Revenue	5.000%	10/1/18	1,300	1,373
1 West Virginia University Revenue PUT	1.430%	10/1/19	3,500	3,495
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/21	750	859
				39,881
Wisconsin (1.3%)
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/17	3,370	3,428
Milwaukee WI GO	2.000%	10/1/17	53,750	54,004
Milwaukee WI GO	5.000%	5/1/18	11,655	12,133
Milwaukee WI Sewerage System Revenue	5.000%	6/1/21	3,440	3,940
Milwaukee WI Sewerage System Revenue	5.000%	6/1/22	3,615	4,229
Milwaukee WI Sewerage System Revenue	5.000%	6/1/23	3,800	4,519
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/18	750	778
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/20	660	730
Wisconsin Clean Water Revenue	5.000%	6/1/22	5,500	6,434
Wisconsin GO	5.000%	5/1/17 (ETM)	4,700	4,702
Wisconsin GO	5.000%	5/1/17	3,240	3,241

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin GO	5.000%	5/1/17 (ETM)	160	160
Wisconsin GO	5.000%	5/1/17	7,000	7,002
Wisconsin GO	5.000%	11/1/17	4,500	4,596
Wisconsin GO	5.000%	11/1/18	11,000	11,668
Wisconsin GO	5.000%	5/1/19	5,000	5,397
Wisconsin GO	5.000%	5/1/19	5,000	5,397
Wisconsin GO	5.000%	11/1/19	3,100	3,402
Wisconsin GO	5.000%	5/1/20	5,250	5,847
Wisconsin GO	5.000%	11/1/20	7,400	8,357
Wisconsin GO	5.000%	5/1/24	9,045	10,543
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/18	850	902
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue
(Iowa Health System Obligated Group)	5.000%	12/1/20	820	921
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/20	34,460	38,193
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,065
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,008
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,248
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/23	13,000	14,546
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) PUT	1.250%	8/15/17	6,250	6,249
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/22	1,000	1,156
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/23	1,000	1,172
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/24	1,050	1,244
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/17	1,000	1,009
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/18	1,000	1,050
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/18	750	795
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	4.000%	8/15/19	1,500	1,595
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/19	1,500	1,642
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	8/15/20	5,335	5,954
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/20	2,275	2,557
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/21	2,485	2,857
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/21	630	719
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/22	350	405
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/23	325	382
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/20	1,840	2,013
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/21	1,990	2,227
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/22	2,100	2,384
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/23	2,130	2,446
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (ETM)	730	768
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/18 (Prere.)	3,740	3,933
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/18	500	531
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/21	800	917
Wisconsin Health and Educational Facilities Authority (Aurora Health Care, Inc.) CP	1.000%	8/1/17 LOC	19,470	19,467
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/18	1,495	1,557
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/19	2,130	2,292
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/20	4,685	5,185
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	2,070	2,335
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/21	4,830	5,466
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	2,125	2,436
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/22	3,085	3,550
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/23	1,275	1,479
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/24	2,475	2,899
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/20	900	983
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/21	900	1,007
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/22	1,375	1,564

Limited-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Public Finance Authority Lease Development Revenue
(Central District Development Project)	5.000%	3/1/23	1,400	1,617
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	4.000%	9/1/20	425	440
				318,672
Wyoming (0.0%)
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/22 (15)	350	399
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/23 (15)	200	231
				630
Total Tax-Exempt Municipal Bonds (Cost $23,325,595)				23,406,201

			Shares
Temporary Cash Investment (1.7%)
Money Market Fund (1.7%)
5 Vanguard Municipal Cash Management Fund (Cost $410,256)	0.895%		4,102,494	410,250
Total Investments (100.2%) (Cost $23,735,851)				23,816,451

				Amount
				($000)
Other Assets and Liabilities (-0.2%)
Other Assets
Investment in Vanguard				1,613
Receivables for Investment Securities Sold				1,315
Receivables for Accrued Income				241,871
Receivables for Capital Shares Issued				29,019
Other Assets				1,208
Total Other Assets				275,026
Liabilities
Payables for Investment Securities Purchased				(270,494)
Payables for Capital Shares Redeemed				(26,005)
Payables for Distributions				(7,725)
Payables to Vanguard				(14,007)
Other Liabilities				(516)
Total Liabilities				(318,747)
Net Assets (100%)				23,772,730

Limited-Term Tax-Exempt Fund

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	23,772,783
Overdistributed Net Investment Income	(6)
Accumulated Net Realized Losses	(81,367)
Unrealized Appreciation (Depreciation)
Investment Securities	80,600
Futures Contracts	720
Net Assets	23,772,730

Investor Shares—Net Assets
Applicable to 161,573,318 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,769,807
Net Asset Value Per Share—Investor Shares	$10.95

Admiral Shares—Net Assets
Applicable to 2,008,741,473 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	22,002,923
Net Asset Value Per Share—Admiral Shares	$10.95

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $923,232,000, representing 3.9% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
4 Securities with a value of $5,108,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Limited-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	196,489
Total Income	196,489
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,504
Management and Administrative—
Investor Shares	1,328
Management and Administrative—
Admiral Shares	6,736
Marketing and Distribution—
Investor Shares	231
Marketing and Distribution—
Admiral Shares	1,091
Custodian Fees	122
Shareholders’ Reports—Investor Shares	49
Shareholders’ Reports—Admiral Shares	135
Trustees’ Fees and Expenses	7
Total Expenses	11,203
Net Investment Income	185,286
Realized Net Gain (Loss)
Investment Securities Sold[1]	(1,577)
Futures Contracts	2,859
Realized Net Gain (Loss)	1,282
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(151,214)
Futures Contracts	572
Change in Unrealized Appreciation
(Depreciation)	(150,642)
Net Increase (Decrease) in Net Assets
Resulting from Operations	35,926
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $1,005,000 and $0, respectively.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	185,286	353,847
Realized Net Gain (Loss)	1,282	3,729
Change in Unrealized Appreciation (Depreciation)	(150,642)	(58,506)
Net Increase (Decrease) in Net Assets Resulting from Operations	35,926	299,070
Distributions
Net Investment Income
Investor Shares	(14,002)	(30,355)
Admiral Shares	(171,322)	(323,387)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(185,324)	(353,742)
Capital Share Transactions
Investor Shares	(214,913)	(38,391)
Admiral Shares	180,484	2,975,197
Net Increase (Decrease) from Capital Share Transactions	(34,429)	2,936,806
Total Increase (Decrease)	(183,827)	2,882,134
Net Assets
Beginning of Period	23,956,557	21,074,423
End of Period[1]	23,772,730	23,956,557

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of ($6,000) and $32,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.02	$11.04	$11.08	$11.06	$11.18	$11.07
Investment Operations
Net Investment Income	.083	.164	.166	.178	.186	.212
Net Realized and Unrealized Gain (Loss)
on Investments	(. 070)	(.020)	(. 040)	.020	(.120)	.110
Total from Investment Operations	.013	.144	.126	.198	.066	. 322
Distributions
Dividends from Net Investment Income	(. 083)	(.164)	(.166)	(.178)	(.186)	(.212)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 083)	(.164)	(.166)	(.178)	(.186)	(.212)
Net Asset Value, End of Period	$10.95	$11.02	$11.04	$11.08	$11.06	$11.18

Total Return[1]	0.12%	1.31%	1.15%	1.81%	0.60%	2.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,770	$1,998	$2,040	$2,241	$2,364	$2,779
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	1.53%	1.48%	1.51%	1.61%	1.67%	1.90%
Portfolio Turnover Rate	12%	13%	16%	15%	14%	15%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.02	$11.04	$11.08	$11.06	$11.18	$11.07
Investment Operations
Net Investment Income	.088	.175	.175	.187	.195	.221
Net Realized and Unrealized Gain (Loss)
on Investments	(. 070)	(.020)	(. 040)	.020	(.120)	.110
Total from Investment Operations	.018	.155	.135	. 207	. 075.331
Distributions
Dividends from Net Investment Income	(. 088)	(.175)	(.175)	(.187)	(.195)	(.221)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 088)	(.175)	(.175)	(.187)	(.195)	(.221)
Net Asset Value, End of Period	$10.95	$11.02	$11.04	$11.08	$11.06	$11.18

Total Return[1]	0.17%	1.41%	1.23%	1.89%	0.68%	3.01%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$22,003	$21,959	$19,035	$17,621	$15,276	$13,970
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	1.63%	1.58%	1.59%	1.69%	1.75%	1.98%
Portfolio Turnover Rate	12%	13%	16%	15%	14%	15%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Limited-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Limited-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

Limited-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $1,613,000, representing 0.01% of the fund’s net assets and 0.65% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	23,406,201	—
Temporary Cash Investments	410,250	—	—
Futures Contracts—Assets[1]	379	—	—
Futures Contracts—Liabilities[1]	(354)	—	—
Total	410,275	23,406,201	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	June 2017	2,225	279,724	836
2-Year U.S. Treasury Note	June 2017	840	181,952	25
Ultra Long U.S. Treasury Bond	June 2017	(504)	(82,121)	(318)
5-Year U.S. Treasury Note	June 2017	616	72,938	48
30-Year U.S. Treasury Bond	June 2017	228	34,877	129
				720

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Limited-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $81,991,000 to offset future net capital gains. Of this amount, $61,167,000 is subject to expiration dates; $29,710,000 may be used to offset future net capital gains through October 31, 2017, $4,375,000 through October 31, 2018, and $27,082,000 through October 31, 2019. Capital losses of $20,823,000 realized beginning in fiscal 2012 may be carried forward indefinitely under the Regulated Investment Company Modernization Act of 2010, but must be used before any expiring loss carryforwards. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $23,736,362,000. Net unrealized appreciation of investment securities for tax purposes was $80,089,000, consisting of unrealized gains of $181,605,000 on securities that had risen in value since their purchase and $101,516,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $1,207,834,000 of investment securities and sold $1,572,690,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2017, such purchases and sales were $435,370,000 and $724,200,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	381,740	35,080	678,994	61,395
Issued in Lieu of Cash Distributions	11,322	1,040	24,711	2,234
Redeemed	(607,975)	(55,865)	(742,096)	(67,088)
Net Increase (Decrease) —Investor Shares	(214,913)	(19,745)	(38,391)	(3,459)
Admiral Shares
Issued	5,468,839	502,202	7,425,046	671,166
Issued in Lieu of Cash Distributions	127,964	11,749	241,195	21,804
Redeemed	(5,416,319)	(498,205)	(4,691,044)	(424,141)
Net Increase (Decrease) —Admiral Shares	180,484	15,746	2,975,197	268,829

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

Intermediate-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
		Investor	Admiral
		Shares	Shares
Ticker Symbol		VWITX	VWIUX
Expense Ratio[1]		0.19%	0.09%
30-Day SEC Yield		1.91%	2.01%

Financial Attributes
		Bloomberg
		Barclays Bloomberg
		1–15 Year	Barclays
		Municipal	Municipal
		Bond	Bond
	Fund	Index	Index
Number of Bonds	6,446	40,754	50,560
Yield to Maturity
(before expenses)	2.1%	2.0%	2.4%
Average Coupon	4.6%	4.8%	4.8%
Average Duration	5.2 years	4.8 years	6.4 years
Average Stated
Maturity	8.5 years	7.8 years	12.9 years
Short-Term Reserves	4.1%	—	—

Largest Area Concentrations[2]

New York		15.8%
California		12.4
Texas		9.3
Illinois		5.7
Florida		5.4
Pennsylvania		4.6
Maryland		3.8
New Jersey		3.4
Michigan		3.3
Massachusetts		3.0
Top Ten		66.7%

Volatility Measures
	Bloomberg
	Barclays	Bloomberg
	1–15 Year	Barclays
	Municipal	Municipal
	Bond Index	Bond Index
R-Squared	0.98	0.99
Beta	1.06	0.90

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	6.4%
1–3 Years	12.8
3–5 Years	12.3
5–10 Years	26.3
10–20 Years	41.4
20–30 Years	0.8

Distribution by Credit Quality (% of portfolio)

AAA	23.8%
AA	50.9
A	17.2
BBB	6.5
BB	0.2
B or Lower	0.3
Not Rated	1.1

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Intermediate-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006–April 30, 2017
				Bloomberg
				Barclays
				1–15 Year
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	4.16%	-1.42%	2.74%	3.45%
2008	3.99	-4.48	-0.49	0.88
2009	4.24	6.27	10.51	10.72
2010	3.81	3.14	6.95	6.81
2011	3.71	-0.36	3.35	3.62
2012	3.35	4.80	8.15	7.02
2013	3.00	-3.96	-0.96	-0.41
2014	3.28	3.03	6.31	5.56
2015	2.93	-0.49	2.44	2.46
2016	2.78	0.85	3.63	3.10
2017[1]	1.36	-1.75	-0.39	-0.06

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	-0.11%	2.85%	3.46%	0.50%	3.96%
Admiral Shares	2/12/2001	0.00	2.94	3.54	0.50	4.04

1 Six months ended April 30, 2017.
See Financial Highlights for dividend and capital gains information.

Intermediate-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.2%)
Alabama (0.5%)
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/20	1,000	1,103
Alabama 21st Century Authority Tobacco Settlement Revenue	5.000%	6/1/21	1,500	1,690
Alabama Federal Aid Highway Finance Authority Special Obligation Revenue	5.000%	9/1/30	7,950	9,293
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	3,695	3,991
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/24	2,520	2,719
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/30	6,905	7,736
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/31	7,245	8,088
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/32	7,000	7,785
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	13,595	13,928
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/19	1,820	1,964
Alabama Public School & College Authority Capital Improvement Revenue	5.000%	5/1/21	4,895	5,598
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	1,550	1,556
Auburn University Alabama General Fee Revenue	5.000%	6/1/17	3,160	3,172
Auburn University Alabama General Fee Revenue	5.000%	6/1/31	3,000	3,383
Baldwin County AL Board of Education Revenue	5.000%	6/1/26	1,500	1,771
Baldwin County AL Board of Education Revenue	5.000%	6/1/27	1,750	2,050
Baldwin County AL Board of Education Revenue	5.000%	6/1/28	2,750	3,201
Baldwin County AL Board of Education Revenue	5.000%	6/1/29	3,000	3,469
Baldwin County AL Board of Education Revenue	5.000%	6/1/30	6,335	7,283
Baldwin County AL Board of Education Revenue	5.000%	6/1/32	2,005	2,283
Birmingham AL GO	5.000%	3/1/32	5,000	5,649
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/25	1,000	1,196
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/26	1,755	2,115
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/27	3,920	4,757
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/33	4,000	4,671
Black Belt Energy Gas District Alabama Gas Supply Revenue PUT	4.000%	6/1/21	9,000	9,711
Hoover AL GO	4.000%	7/1/26	1,345	1,541
Hoover AL GO	4.000%	7/1/30	2,440	2,663
Hoover AL GO	4.000%	7/1/31	5,135	5,561
Hoover AL GO	4.000%	7/1/32	5,090	5,466
Huntsville AL GO	5.000%	5/1/21 (Prere.)	2,050	2,337
Huntsville AL GO	5.000%	9/1/21 (Prere.)	2,245	2,579
Huntsville AL GO	5.000%	3/1/26	295	335
Huntsville AL GO	5.000%	5/1/33	2,950	3,278
Huntsville AL Water System Revenue	5.000%	11/1/25	1,500	1,821
Huntsville AL Water System Revenue	5.000%	11/1/27	1,580	1,887
Huntsville AL Water System Revenue	5.000%	11/1/28	1,500	1,777
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	2,897
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,552
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,082
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	3,630	4,029
Infirmary Health System Special Care Facilities Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/3/20 (Prere.)	5,450	6,049
Jefferson County AL Sewer Revenue	5.000%	10/1/22	1,730	1,848
Jefferson County AL Sewer Revenue	5.000%	10/1/23	7,000	7,512
Jefferson County AL Sewer Revenue	0.000%	10/1/26 (4)	1,000	708
Jefferson County AL Sewer Revenue	0.000%	10/1/27 (4)	1,410	935
Jefferson County AL Sewer Revenue	0.000%	10/1/28 (4)	1,500	932
Mobile County AL Board of School Commissioners GO	2.000%	3/1/18	500	504
Mobile County AL Board of School Commissioners GO	3.000%	3/1/19	550	569
Mobile County AL Board of School Commissioners GO	5.000%	3/1/29	3,565	4,151
Mobile County AL Board of School Commissioners GO	5.000%	3/1/30	2,500	2,896
Mobile County AL Board of School Commissioners GO	5.000%	3/1/31	3,000	3,453

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/30	1,500	1,763
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/34	1,000	1,149
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/35	1,500	1,717
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/36	2,000	2,281
Tuscaloosa County AL Industrial Development Authority Gulf Opportunity Zone Revenue
(Hunt Refining Project) VRDO	0.920%	5/5/17 LOC	20,000	20,000
University of Alabama General Revenue	5.000%	7/1/21	10,530	12,094
University of South Alabama University Facilities Revenue	5.000%	11/1/24 (4)	1,535	1,810
University of South Alabama University Facilities Revenue	5.000%	11/1/25 (4)	1,700	2,016
University of South Alabama University Facilities Revenue	5.000%	11/1/27 (4)	2,010	2,384
University of South Alabama University Facilities Revenue	5.000%	11/1/28 (4)	2,110	2,485
University of South Alabama University Facilities Revenue	5.000%	11/1/29 (4)	1,110	1,297
University of South Alabama University Facilities Revenue	5.000%	11/1/33 (4)	5,110	5,841
				246,361
Alaska (0.1%)
Alaska GO	4.000%	8/1/18	1,200	1,243
Alaska GO	5.000%	8/1/24	5,000	5,900
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/25	3,075	3,544
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	5,330	6,126
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/29	2,000	2,252
Alaska Municipal Bond Bank Authority Revenue	5.000%	2/1/32	4,845	5,346
Anchorage AK Electric Utility Revenue	5.000%	12/1/26	2,350	2,764
Anchorage AK Electric Utility Revenue	5.000%	12/1/34	4,500	5,087
Anchorage AK GO	5.000%	9/1/20	3,900	4,352
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/31	15,000	16,884
Matanuska-Susitna Borough AK Lease Revenue (Goose Creek Correctional Center) GO	5.000%	9/1/32	5,000	5,600
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	9,495	9,535
Valdez AK Marine Terminal Revenue (ExxonMobil Project) VRDO	0.860%	5/1/17	4,600	4,600
				73,233
Arizona (2.3%)
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/31	725	842
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/32	875	1,011
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/33	700	805
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	4,300	4,989
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/34	1,000	1,146
Arizona Board of Regents Arizona State University System Revenue	5.000%	7/1/35	600	685
Arizona Board Regents Arizona State University System COP	5.000%	7/1/20 (14)	5,120	5,155
Arizona Board Regents Arizona State University System Revenue	6.000%	7/1/18 (Prere.)	1,135	1,200
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/19 (Prere.)	2,545	2,752
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/27	1,115	1,296
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	3,510	4,151
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,860	2,200
Arizona Board Regents Arizona State University System Revenue	5.000%	7/1/28	1,000	1,160
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/31	1,000	1,135
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/32	1,290	1,460
Arizona COP	4.000%	9/1/17	1,250	1,263
Arizona COP	5.000%	3/1/18 (Prere.)	5,000	5,173
Arizona COP	5.000%	9/1/18	1,275	1,342
Arizona COP	5.000%	10/1/19	3,335	3,633
Arizona COP	5.000%	9/1/20	1,700	1,900
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/21	3,480	3,891
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/22	3,100	3,532
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/23	5,000	5,660
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/27	6,500	7,155
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	10,000	10,279
Arizona Health Facilities Authority Revenue (Banner Health)	5.000%	1/1/18 (Prere.)	7,500	7,709
Arizona Health Facilities Authority Revenue (Catholic Healthcare West) VRDO	0.900%	5/5/17 LOC	26,200	26,200
1 Arizona Health Facilities Authority Revenue (Phoenix Children’s Hospital) PUT	2.750%	2/5/20	12,500	12,686
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/23	1,000	1,178
Arizona Health Facilities Authority Revenue (Scottsdale Lincoln Hospitals Project)	5.000%	12/1/25	3,750	4,405
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	19,740
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	16,450
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	16,442
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	15,318
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	13,677
Arizona School Facilities Board COP	5.125%	9/1/18 (Prere.)	5,000	5,276
Arizona School Facilities Board COP	5.000%	9/1/19	2,650	2,880
Arizona School Facilities Board COP	5.000%	9/1/21	5,130	5,866
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/24	1,605	1,863
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/34	2,900	3,244
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/35	2,000	2,234

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arizona State University Revenue (McAllister Academic Village LLC)	5.000%	7/1/36	2,500	2,790
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/21	6,730	7,733
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/22	10,000	11,739
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	12,000	14,324
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	27,590	33,404
Arizona Transportation Board Excise Tax Revenue (Maricopa County Regional Area)	5.000%	7/1/20 (Prere.)	9,940	11,110
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,240
Arizona Transportation Board Highway Revenue	5.000%	7/1/18 (Prere.)	5,000	5,240
Arizona Transportation Board Highway Revenue	5.250%	7/1/21 (Prere.)	4,550	5,264
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	8,500	9,960
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	7,580	8,872
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	4,200	4,885
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	6,390	7,770
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	6,000	7,224
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	4,300	5,172
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	14,000	16,638
Arizona Transportation Board Highway Revenue	5.000%	7/1/33	16,905	19,985
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	10,525	12,387
Arizona Transportation Board Highway Revenue	5.000%	7/1/35	2,955	3,462
Arizona Transportation Board Highway Revenue	5.000%	7/1/36	8,680	10,139
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/20	3,500	3,944
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/21	3,515	4,062
Arizona Water Infrastructure Finance Authority Revenue	5.000%	10/1/22	6,000	7,079
Chandler AZ GO	4.000%	7/1/22	3,390	3,809
Chandler AZ GO	5.000%	7/1/23	3,400	4,065
Chandler AZ GO	5.000%	7/1/24	4,250	5,165
2 Gilbert AZ GO	5.000%	7/1/20	14,000	15,649
2 Gilbert AZ GO	5.000%	7/1/21	6,655	7,639
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/25	1,750	2,143
Gilbert AZ Waterworks & Sewer System Revenue	5.000%	7/1/27	2,500	3,054
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,444
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,133
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,637
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,629
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,813
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,145
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,076
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,141
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,418
Glendale AZ Industrial Development Authority Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,194
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/19	4,185	4,526
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/20	2,770	3,081
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/21	2,990	3,404
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/22	3,140	3,640
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/30	8,745	10,080
Glendale AZ Senior Excise Tax Revenue	5.000%	7/1/31	6,415	7,359
Glendale AZ Transportation Excise Tax Revenue	5.000%	7/1/17 (Prere.)	4,235	4,266
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/19	1,455	1,574
Goodyear Public Improvement Corp. Municipal Facilities Revenue	5.000%	7/1/20	1,695	1,886
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/30	1,775	1,903
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,500	1,598
Goodyear Public Improvement Corp. Municipal Facilities Revenue	4.000%	7/1/31	1,400	1,492
Maricopa County AZ Community College District GO	5.000%	7/1/21	9,495	10,939
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/27	8,000	9,663
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/28	15,205	18,476
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	4.000%	1/1/32	12,000	12,409
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/32	9,025	10,440
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Banner Health Obligated Group)	5.000%	1/1/34	7,455	8,537
Maricopa County AZ Industrial Development Authority Health Facilities Revenue
(Catholic Healthcare West)	5.000%	7/1/17 (Prere.)	6,000	6,043
Maricopa County AZ Regional Public Transportation Authority Excise Tax Revenue	5.000%	7/1/19 (Prere.)	6,220	6,744
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	4.000%	7/1/20	1,355	1,473
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.250%	7/1/28	690	819
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/29	480	578
Maricopa County AZ School District No. 28 (Kyrene Elementary) GO	5.500%	7/1/30	375	450
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	9,910

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mesa AZ Excise Tax Revenue	5.000%	7/1/27	4,000	4,027
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	10,834
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	13,621
Mesa AZ Utility System Revenue	4.000%	7/1/32	6,700	7,167
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/23	5,000	5,232
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/24	2,235	2,338
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	9,555	10,626
Phoenix AZ Civic Improvement Corp. Airport Revenue	5.000%	7/1/30	13,330	14,806
Phoenix AZ Civic Improvement Corp. Wastewater System Revenue	5.500%	7/1/24	2,500	2,632
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/20	3,010	3,366
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/22	11,000	12,901
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/23	7,000	8,346
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/24	7,770	9,390
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/25	9,000	10,790
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/26	7,000	8,322
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/27	2,500	2,953
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/31	9,440	11,169
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/32	12,785	15,046
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	11,300	13,229
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	12,795	14,912
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/35	10,000	11,602
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/36	8,750	10,121
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/37	8,700	10,033
Phoenix AZ GO	5.000%	7/1/17 (Prere.)	950	957
Phoenix AZ Industrial Development Authority Revenue (Mayo Clinic) VRDO	0.820%	5/1/17	60,750	60,750
Pima County AZ GO	4.000%	7/1/21	6,000	6,628
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	12,000	12,478
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/22	3,000	3,509
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/23	3,500	4,147
Pima County AZ Regional Transportation Authority Excise Tax Revenue	5.000%	6/1/26	3,590	4,199
Pima County AZ Sewer Revenue	5.000%	7/1/20	4,000	4,473
Pima County AZ Sewer Revenue	5.000%	7/1/21	4,400	5,054
Pima County AZ Sewer Revenue	5.000%	7/1/24	5,800	6,992
Pima County AZ Sewer Revenue	5.000%	7/1/25	5,000	6,059
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/24 (15)	1,040	1,243
Pima County AZ Tucson Unified School District No. 1 GO	5.000%	7/1/25 (15)	1,200	1,445
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/22	2,000	2,368
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/23	1,000	1,204
Regional Public Transportation Authority Arizona Excise Tax Revenue
(Maricopa County Public Transportation)	5.250%	7/1/25	1,000	1,204
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	2,750	2,826
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/22	4,350	4,650
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/28	5,000	6,107
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/29	3,000	3,632
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/34	5,000	5,866
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/34	23,970	27,596
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	12/1/35	10,000	11,466
Salt River Project Arizona Agricultural Improvement & Power District Revenue	5.000%	1/1/36	14,000	16,297
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/19	25	27
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/21	3,770	4,203
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/22	3,965	4,495
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/23	8,370	9,613
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	4,510	5,214
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/25	19,125	22,252
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	2,725	3,183
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/28	270	319
Scottsdale AZ GO	5.000%	7/1/22	3,000	3,524
Scottsdale AZ GO	4.000%	7/1/24	3,000	3,421
Scottsdale AZ Municipal Property Corp. Excise Tax Revenue	5.000%	7/1/22	12,415	14,574
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,084
Tucson AZ GO	5.000%	7/1/19 (Prere.)	1,000	1,084
Tucson AZ Water System Revenue	5.000%	7/1/23	3,500	4,148
University Medical Center Corp. Arizona Hospital Revenue	6.250%	7/1/19 (Prere.)	1,500	1,665
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/24	1,200	1,404
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/25	1,250	1,443
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.000%	8/1/32	1,000	1,091
Yuma AZ Industrial Development Authority Hospital Revenue (Yuma Regional Medical Center)	5.250%	8/1/32	1,500	1,663
				1,173,870

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/22	380	432
Arkansas Federal Highway Grant Anticipation & Tax Revenue GO	5.000%	10/1/24	10,105	12,288
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/30	1,290	1,509
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/31	2,390	2,773
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/32	3,000	3,459
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/33	3,305	3,791
Pulaski County AR Hospital Revenue (Arkansas Children’s Hospital)	5.000%	3/1/34	2,815	3,214
Rogers AR Sales & Use Tax Revenue	2.125%	11/1/29	2,635	2,653
Springdale AR School District No. 50 GO	4.000%	6/1/26	4,505	4,851
Springdale AR School District No. 50 GO	4.000%	6/1/27	3,500	3,747
Springdale AR School District No. 50 GO	4.000%	6/1/32	4,500	4,704
Springdale AR School District No. 50 GO	4.000%	6/1/33	5,500	5,726
University of Arkansas Revenue	4.000%	11/1/18	600	627
University of Arkansas Revenue	5.000%	11/1/19	600	657
University of Arkansas Revenue	5.000%	11/1/20	855	963
University of Arkansas Revenue	5.000%	11/1/25	500	608
University of Arkansas Revenue	5.000%	11/1/26	600	737
University of Arkansas Revenue	5.000%	11/1/29	700	832
University of Arkansas Revenue	5.000%	11/1/31	800	945
University of Arkansas Revenue	5.000%	11/1/33	1,000	1,168
University of Arkansas Revenue	5.000%	11/1/34	1,000	1,162
University of Arkansas Revenue	5.000%	11/1/36	1,200	1,386
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/22	2,000	2,353
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/23	1,280	1,527
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	1,815	2,060
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/25	2,000	2,361
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	1,075	1,218
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/26	2,190	2,564
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/27	1,695	1,909
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/28	3,210	3,714
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/29	3,355	3,857
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/30	2,555	2,923
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/27	1,000	1,169
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/28	3,000	3,489
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/29	1,970	2,277
University of Arkansas Revenue (UAMS Campus)	5.000%	11/1/30	2,000	2,303
				91,956
California (12.4%)
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/27	1,375	1,533
ABAG Finance Authority for Nonprofit Corps. California Revenue (Jackson Laboratory)	5.000%	7/1/29	2,795	3,084
Alameda CA Corridor Transportation Authority Revenue	5.000%	3/1/21	3,250	3,711
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/34	6,500	7,305
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/27	3,000	3,560
Alameda County CA Joint Powers Authority Lease Revenue	5.000%	12/1/30	12,395	14,326
Anaheim CA Housing & Public Improvements Authority Revenue
(Electric Utility Distribution System)	5.000%	10/1/29	5,170	5,876
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/28	5,030	5,706
Anaheim CA Public Financing Authority Revenue (Electric System)	5.250%	10/1/29	5,300	5,980
Antelope Valley-East Kern CA Water Agency Revenue	4.000%	6/1/20	1,000	1,084
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	3,910	3,953
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/1/20	18,615	18,620
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.875%	4/1/20	38,860	39,252
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.600%	4/1/21	14,500	14,487
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	15,375	15,608
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	7,200	7,301
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.800%	5/1/23	13,500	13,496
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.850%	4/1/25	18,750	19,406
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	2.950%	4/1/26	24,000	24,846
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	3,586
Beverly Hills CA Unified School District GO	0.000%	8/1/29	7,950	5,445
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	19,250	20,061
California Department of Water Resources Power Supply Revenue	5.000%	5/1/18 (Prere.)	20,000	20,843
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	20,000	22,294
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20	148,065	165,045
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	12,410	13,824
California Department of Water Resources Power Supply Revenue	5.000%	5/1/20 (Prere.)	6,200	6,906
California Department of Water Resources Power Supply Revenue	5.000%	5/1/21	7,590	8,451
California Department of Water Resources Power Supply Revenue	5.000%	5/1/22	3,800	4,229
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23 (ETM)	80	97

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/23	7,920	9,588
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (ETM)	35	43
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	55	68
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	10	12
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	14,945	17,919
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/29	2,490	2,966
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	20,000	21,721
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	31,780	34,686
California Economic Recovery GO	5.250%	7/1/19 (Prere.)	18,220	19,886
California Education Notes Program TRAN	2.000%	6/30/17	22,015	22,056
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/29	3,000	3,490
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/32	1,595	1,827
California Educational Facilities Authority Revenue (University of the Pacific)	5.000%	11/1/33	1,500	1,708
1 California GO	1.650%	5/4/17	3,500	3,500
California GO	6.000%	4/1/18	11,480	12,020
California GO	5.000%	9/1/18	8,500	8,959
California GO	5.000%	9/1/18	7,000	7,378
California GO	5.000%	12/1/18	85	85
California GO	5.000%	8/1/19	29,650	32,269
California GO	5.000%	8/1/19	37,500	40,813
California GO	3.000%	9/1/19	7,000	7,316
California GO	5.000%	4/1/20	18,000	19,393
California GO	5.000%	8/1/20	500	502
California GO	5.000%	9/1/20	30,930	34,753
California GO	5.000%	10/1/20	3,000	3,379
California GO	5.000%	9/1/21	30,155	34,734
California GO	5.000%	3/1/22	26,540	30,831
California GO	5.000%	8/1/22	19,000	22,264
California GO	5.000%	8/1/22	4,880	5,718
California GO	5.000%	9/1/22	4,900	5,751
California GO	5.000%	9/1/22	5,620	6,597
California GO	5.000%	9/1/22	17,000	19,954
California GO	5.250%	10/1/22	15,000	16,495
California GO	5.000%	12/1/22	11,000	12,974
California GO	5.000%	9/1/23	9,770	11,663
California GO	5.000%	11/1/23	17,200	20,591
California GO	5.000%	12/1/23	34,000	40,759
California GO	5.000%	3/1/24	30,000	36,000
California GO	5.000%	5/1/24	35,000	42,106
California GO	5.000%	10/1/24	10,500	12,706
California GO	5.000%	12/1/24	5,730	6,845
California GO	5.000%	3/1/25	15,000	18,120
California GO	5.000%	10/1/25	20,000	23,388
California GO	5.000%	11/1/25	33,000	39,409
California GO	5.500%	8/1/26	23,665	25,000
California GO	5.000%	10/1/26	31,140	36,259
California GO	5.000%	10/1/27	11,250	13,040
California GO	5.250%	10/1/27	26,440	30,620
California GO	5.000%	11/1/27	17,380	20,394
California GO	5.000%	2/1/28	12,500	14,401
California GO	5.000%	9/1/28	5,000	6,008
California GO	5.000%	11/1/28	9,175	10,713
California GO	5.000%	12/1/28	3,575	4,180
California GO	5.750%	4/1/29	2,395	2,615
California GO	5.000%	9/1/29	13,500	16,089
California GO	5.250%	9/1/29	10,460	12,320
California GO	5.000%	10/1/29	10,000	11,742
California GO	5.000%	10/1/29	27,000	29,489
California GO	5.000%	10/1/29	4,445	4,609
California GO	5.250%	3/1/30	29,500	32,704
California GO	5.000%	5/1/30	30,000	34,822
California GO	4.000%	8/1/30	12,400	13,404
California GO	5.000%	8/1/30	15,000	17,739
California GO	5.000%	9/1/30	4,500	5,109
California GO	5.250%	9/1/30	25,480	29,902
California GO	5.750%	4/1/31	79,190	86,288
California GO	4.000%	8/1/31	27,000	28,942
California GO	4.000%	9/1/31	7,660	8,215
California GO	5.000%	10/1/31	24,000	27,919
California GO	5.000%	2/1/32	50,640	57,447
California GO	4.000%	8/1/32	8,000	8,476

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	4.000%	9/1/32	5,000	5,300
California GO	4.000%	9/1/32	5,000	5,300
California GO	5.000%	9/1/32	6,500	7,616
California GO	5.000%	10/1/32	11,000	12,740
California GO	5.000%	2/1/33	60,000	67,824
California GO	6.500%	4/1/33	54,500	60,159
California GO	4.000%	8/1/33	26,000	27,377
California GO	5.000%	8/1/33	14,000	16,297
California GO	4.000%	9/1/33	26,000	27,388
California GO	5.000%	10/1/33	6,000	6,918
California GO	4.000%	8/1/34	4,980	5,211
California GO	5.000%	9/1/34	1,640	1,901
California GO	5.000%	10/1/34	10,000	11,473
California GO	4.000%	9/1/35	10,000	10,419
California GO	4.000%	9/1/35	18,000	18,755
California GO PUT	3.000%	12/1/19	6,000	6,214
California GO PUT	4.000%	12/1/21	13,300	14,624
3 California GO TOB VRDO	0.980%	5/5/17 LOC	18,740	18,740
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,345
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,277
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/25	5,000	5,650
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/26	5,000	5,630
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/27	3,845	4,306
California Health Facilities Financing Authority Revenue (City of Hope Medical Center)	5.000%	11/15/26	2,430	2,789
2 California Health Facilities Financing Authority Revenue (Kaiser Permanente)	5.000%	11/1/27	22,000	27,121
2 California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/38	27,000	27,487
California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	0.900%	5/5/17	33,115	33,115
2 California Health Facilities Financing Authority Revenue (Kaiser Permanente) VRDO	5.000%	11/1/22	5,000	5,837
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group) PUT	4.000%	10/1/24	41,500	46,417
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/19	8,080	8,536
California Health Facilities Financing Authority Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,254
California Health Facilities Financing Authority Revenue (Scripps Health)	5.000%	10/1/21	7,110	7,509
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	28,249
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	16,220
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/15/20	12,500	13,958
California Health Facilities Financing Authority Revenue (St. Joseph Health System) PUT	5.000%	10/18/22	1,510	1,751
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/17	5,100	5,171
California Health Facilities Financing Authority Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,077
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,367
California Health Facilities Financing Authority Revenue (Sutter Health) PUT	1.000%	8/15/19	5,925	5,876
1 California Infrastructure & Economic Development Bank Revenue (The Colburn School) PUT	1.900%	6/1/20	10,000	10,000
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,740	1,861
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.000%	2/1/19 (Prere.)	1,575	1,685
California Municipal Finance Authority
(Community Hospitals of Central California Obligated Group) COP	5.250%	2/1/19 (Prere.)	5,050	5,424
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/29	1,000	1,187
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/32	2,190	2,546
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/35	1,755	2,008
California Municipal Finance Authority Revenue (University of La Verne)	5.750%	6/1/20 (Prere.)	8,525	9,708
California Municipal Finance Authority Revenue (University of La Verne)	6.125%	6/1/20 (Prere.)	3,000	3,450
California Public Works Board Lease Revenue (Department of Corrections)	5.000%	6/1/27	7,420	8,495
California Public Works Board Lease Revenue (Department of Corrections)	5.250%	10/1/27	1,325	1,584
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	5,000	5,487
California Public Works Board Lease Revenue (Department of General Services)	6.125%	4/1/19 (Prere.)	2,000	2,195
California Public Works Board Lease Revenue (Department of State Hospitals)	5.000%	6/1/27	5,000	5,780
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/23	750	891
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	10/1/24	900	1,081
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/24	10,000	11,447
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/25	7,000	8,052
California Public Works Board Lease Revenue (Judicial Council Projects)	5.250%	12/1/26	5,000	5,745
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/27	3,120	3,590
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/27	13,000	14,746
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	8,000	9,060
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/29	4,250	4,846
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/29	10,705	12,093
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/30	3,930	4,460
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/31	5,000	5,655
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/33	3,350	3,762

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
4 California Public Works Board Lease Revenue (Regents of The University of California)	5.000%	12/1/21 (Prere.)	8,145	9,442
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/18	4,605	4,692
California Public Works Board Lease Revenue (Various Capital Projects)	3.000%	4/1/19	4,740	4,918
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	11,290	12,179
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/19	8,130	8,770
California Public Works Board Lease Revenue (Various Capital Projects)	6.250%	11/1/19 (Prere.)	13,665	15,416
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/20	9,265	10,010
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/20	2,700	2,994
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/20	8,975	9,978
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/20	7,460	8,408
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/21	5,000	5,489
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	4,500	5,121
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/21	3,000	3,414
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,592
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/22	6,050	7,015
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	3,000	3,536
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	5/1/23	4,460	5,257
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/27	3,075	3,508
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/30	8,245	8,833
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	2,495	2,997
California Public Works Board Lease Revenue (Various Capital Projects)	5.125%	10/1/31	4,250	4,791
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	11/1/31	20,000	21,252
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/32	9,650	10,818
California State University Systemwide Revenue	5.000%	5/1/19 (Prere.)	14,775	15,950
California State University Systemwide Revenue	5.750%	5/1/19 (Prere.)	5,000	5,472
California State University Systemwide Revenue	5.000%	11/1/19	2,095	2,302
California State University Systemwide Revenue	5.000%	11/1/20	2,000	2,262
California State University Systemwide Revenue	5.000%	11/1/21	1,445	1,676
California State University Systemwide Revenue	5.000%	11/1/24	2,000	2,438
California State University Systemwide Revenue	5.000%	11/1/28	3,540	4,247
California State University Systemwide Revenue	5.250%	11/1/28	7,395	8,505
California State University Systemwide Revenue	5.250%	11/1/29	7,790	8,952
California State University Systemwide Revenue	5.000%	11/1/30	3,350	3,986
California State University Systemwide Revenue	5.000%	11/1/30	24,850	29,116
California State University Systemwide Revenue	5.000%	11/1/30	8,230	9,937
California State University Systemwide Revenue	5.250%	11/1/30	7,960	9,116
California State University Systemwide Revenue	5.000%	11/1/31	4,600	5,445
California State University Systemwide Revenue	5.000%	11/1/31	21,630	25,198
California State University Systemwide Revenue	5.000%	11/1/31	5,630	6,748
California State University Systemwide Revenue	5.250%	11/1/31	4,000	4,581
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,785
California State University Systemwide Revenue	5.000%	11/1/32	10,000	11,591
California State University Systemwide Revenue	5.000%	11/1/32	2,500	2,977
California State University Systemwide Revenue	5.000%	11/1/33	20,000	23,078
California State University Systemwide Revenue	5.000%	11/1/33	8,000	9,473
California State University Systemwide Revenue	5.000%	11/1/33	1,000	1,184
California State University Systemwide Revenue	5.000%	11/1/34	24,190	27,789
California State University Systemwide Revenue	5.000%	11/1/34	10,270	12,093
California State University Systemwide Revenue	5.000%	11/1/34	1,000	1,178
California State University Systemwide Revenue	5.000%	11/1/35	4,355	4,984
California State University Systemwide Revenue	5.000%	11/1/35	12,825	15,028
California State University Systemwide Revenue	5.000%	11/1/36	11,585	13,532
California State University Systemwide Revenue PUT	3.000%	11/1/19	6,700	6,943
California Statewide Communities Development Authority Revenue
(Daughters of Charity Health System)	5.750%	7/1/24	3,855	3,799
California Statewide Communities Development Authority Revenue
(Kaiser Permanente) VRDO	0.880%	5/5/17	17,300	17,300
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/27	2,300	2,536
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/28	5,925	6,481
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/29	2,000	2,180
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.250%	12/1/29	5,000	5,467
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/30	3,500	3,798
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/25	1,000	1,167
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/26	1,000	1,170

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/27	1,000	1,161
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.000%	5/15/30	2,000	2,254
Capistrano CA Unified School District Special Tax Revenue	4.000%	9/1/23 (15)	6,435	6,783
Cerritos CA Community College District GO	0.000%	8/1/28	1,000	701
Cerritos CA Community College District GO	0.000%	8/1/30	1,850	1,178
Cerritos CA Community College District GO	0.000%	8/1/31	1,000	608
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	7,000	8,191
Chabot-Las Positas CA Community College District GO	5.000%	8/1/30	15,000	17,388
Chabot-Las Positas CA Community College District GO	5.000%	8/1/31	5,000	5,757
Chabot-Las Positas CA Community College District GO	5.000%	8/1/32	17,000	19,511
Chaffey CA Community College District GO	5.000%	6/1/24	1,120	1,358
Chaffey CA Community College District GO	5.000%	6/1/29	1,250	1,467
Chaffey CA Community College District GO	5.000%	6/1/30	2,000	2,335
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/26 (4)	800	946
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (4)	2,340	2,746
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (4)	1,300	1,495
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/23	1,080	1,242
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/24	1,130	1,313
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/25	1,145	1,335
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/26	1,255	1,452
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/27	1,320	1,515
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/28	1,380	1,573
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/29	1,445	1,634
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/30	1,400	1,574
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/31	1,600	1,788
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	6,250	6,579
Contra Costa CA Community College District GO	5.000%	8/1/29	2,000	2,330
Contra Costa CA Community College District GO	5.000%	8/1/30	3,000	3,478
Contra Costa CA Community College District GO	5.000%	8/1/34	4,000	4,551
Contra Costa CA Transportation Authority Sales Tax Revenue	5.000%	3/1/20 (Prere.)	2,000	2,216
Cupertino CA Union School District GO	5.000%	8/1/35	1,000	1,140
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/26	2,500	2,948
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/27	2,000	2,350
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	3,000	3,503
East Side CA Union High School District Santa Clara County GO	5.000%	8/1/28	2,655	3,059
Eastern California Municipal Water District Water & Wastewater Revenue	4.000%	7/1/35	8,125	8,526
El Dorado CA Irrigation District Revenue	5.000%	3/1/22 (4)	1,035	1,206
El Dorado CA Irrigation District Revenue	5.000%	3/1/23 (4)	1,750	2,025
El Dorado CA Irrigation District Revenue	5.000%	3/1/24 (4)	1,000	1,157
El Dorado CA Irrigation District Revenue	5.000%	3/1/25 (4)	1,000	1,148
El Dorado CA Irrigation District Revenue	5.000%	3/1/26 (4)	2,485	2,843
El Dorado CA Irrigation District Revenue	5.000%	3/1/27 (4)	2,110	2,356
El Dorado CA Irrigation District Revenue	5.000%	3/1/28 (4)	2,000	2,264
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	3,060	3,466
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,355	2,571
El Monte CA High School District GO	5.500%	6/1/19 (Prere.)	2,630	2,871
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,868
El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	5,697
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	5,706
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/23	775	910
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/24	1,000	1,187
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/25	750	895
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/26	1,155	1,362
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,130	1,298
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/31 (15)	1,750	1,998
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/32 (15)	1,365	1,550
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/23 (14)	2,875	2,492
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/24 (14)	1,700	1,420
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/25 (14)	2,055	1,644
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/26 (14)	2,985	2,295
Folsom Cordova CA Unified School District School Facilities Improvement District No. 3 GO	0.000%	10/1/28 (14)	2,875	2,004
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/28	20,090	16,695
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/29	2,000	1,677
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.250%	1/15/33	2,000	2,348
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue PUT	5.500%	1/15/23	40,500	46,503
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,392
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	7,796
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,220
Gavilan CA Joint Community College District GO	5.000%	8/1/30	5,000	5,892

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gavilan CA Joint Community College District GO	5.000%	8/1/31	6,000	7,006
Gilroy CA Unified School District GO	0.000%	8/1/30 (ETM)	255	178
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,245	3,354
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/25	7,500	8,775
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26 (4)	5,000	3,844
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	5,000	3,603
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/28 (2)	51,635	35,662
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/33	17,000	19,256
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	6,000	6,774
Hacienda La Puente CA Unified School District GO	5.000%	8/1/25 (4)	7,000	8,438
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	2,720	3,164
Hayward CA Unified School District GO	5.000%	8/1/28 (4)	3,795	4,414
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	2,575	2,972
Hayward CA Unified School District GO	5.000%	8/1/29 (4)	4,315	4,980
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/20 (Prere.)	5,200	5,883
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/28	1,025	1,169
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/29	1,000	1,131
Jurupa CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31	1,190	1,330
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,826
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,925
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	1,107
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	2,224
La Quinta CA Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/30	3,125	3,571
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/20	50	55
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.250%	11/15/23	255	293
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.000%	11/15/24	90	103
Long Beach CA Finance Authority Natural Gas Purchase Revenue	5.500%	11/15/28	125	150
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	5,848
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,372
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,684
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,893
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	4,200
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,750
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	1,475	1,141
Los Angeles CA Community College District GO	5.000%	8/1/19 (Prere.)	7,210	7,851
Los Angeles CA Community College District GO	5.250%	8/1/19 (Prere.)	4,145	4,536
Los Angeles CA Community College District GO	5.000%	8/1/22	6,000	7,077
Los Angeles CA Community College District GO	5.000%	8/1/23	10,000	12,019
Los Angeles CA Community College District GO	5.000%	8/1/24	7,500	9,155
Los Angeles CA Community College District GO	5.000%	8/1/27	24,845	29,807
Los Angeles CA Community College District GO	5.000%	8/1/28	3,000	3,572
Los Angeles CA Community College District GO	5.000%	8/1/30	30,500	35,981
Los Angeles CA Community College District GO	4.000%	8/1/32	21,000	22,416
Los Angeles CA Community College District GO	4.000%	8/1/33	4,805	5,103
Los Angeles CA Community College District GO	4.000%	8/1/33	20,000	21,241
Los Angeles CA Community College District GO	5.000%	8/1/36	8,465	9,839
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/28	12,750	14,295
Los Angeles CA Department of Airports International Airport Revenue	5.250%	5/15/29	5,000	5,604
Los Angeles CA Department of Water & Power Revenue	5.000%	12/1/18	55,995	59,408
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/27	7,985	9,555
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/31	22,715	26,539
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/32	2,565	3,012
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	11,185	12,935
2 Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	3,000	3,540
2 Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/34	2,300	2,699
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	23,055	27,007
2 Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,920
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	2,750	3,174
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/36	16,270	18,999
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/37	11,140	12,968
Los Angeles CA Harbor Department Revenue	4.000%	8/1/18	1,225	1,273
Los Angeles CA Harbor Department Revenue	5.000%	8/1/19	1,000	1,090
Los Angeles CA Harbor Department Revenue	5.000%	8/1/22	1,000	1,180
Los Angeles CA Harbor Department Revenue	5.000%	8/1/23	1,000	1,201
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	7,508
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/29	7,000	8,304
Los Angeles CA Municipal Improvement Corp. Lease Revenue	5.000%	11/1/30	10,000	11,792
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	10,875	11,187
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	4,000	4,029
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	6,425	6,471
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,330	7,382

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	10,000	10,071
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,000	2,096
Los Angeles CA Unified School District GO	5.000%	7/1/18	2,575	2,699
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,000	21,721
Los Angeles CA Unified School District GO	5.000%	7/1/19	20,625	22,400
Los Angeles CA Unified School District GO	5.000%	7/1/20	33,000	36,949
Los Angeles CA Unified School District GO	5.000%	7/1/22	20,000	23,517
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	9,627
Los Angeles CA Unified School District GO	5.000%	7/1/26	20,000	24,051
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,125
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,005
Los Angeles CA Unified School District GO	5.000%	7/1/29	1,400	1,650
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	6,843
Los Angeles CA Unified School District GO	3.000%	7/1/31	44,445	43,887
Los Angeles CA Unified School District GO	3.000%	7/1/32	15,895	15,534
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,019
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/27	2,750	3,401
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/27	4,000	4,937
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/28	8,625	10,566
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/29	9,145	11,119
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/31	16,000	19,381
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/32	18,870	22,708
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	6/1/33	5,165	6,108
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/33	14,815	17,726
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/34	12,500	14,883
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/35	16,845	19,958
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/36	16,000	18,895
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/37	20,500	24,131
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/17	5,000	5,054
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/27	1,475	1,688
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/28	2,000	2,281
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/29	2,365	2,697
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/32	3,000	3,403
Los Angeles County CA Unified School District GO	5.000%	7/1/27	63,330	78,107
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	8,410
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/21	1,090	1,237
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/23	1,000	1,163
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/27	1,000	1,174
Menifee CA Union School District Public Financing Authority Revenue	5.000%	9/1/31 (14)	1,310	1,480
1 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	3,000	3,001
1 Metropolitan Water District of Southern California Revenue PUT	1.280%	3/27/18	31,000	31,012
Mount Diablo CA Unified School District GO	5.000%	8/1/29	6,415	7,339
Mount Diablo CA Unified School District GO	5.000%	8/1/30	5,510	6,279
Mount Diablo CA Unified School District GO	5.000%	8/1/32	12,910	14,711
Mount San Antonio CA Community College District GO	0.000%	8/1/28	3,000	2,773
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/21	4,500	5,121
Oakland CA Redevelopment Agency Tax Allocation Revenue (Central District Project)	5.000%	9/1/22	1,500	1,732
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,066
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,283
Oakland CA Unified School District GO	5.000%	8/1/23 (4)	2,000	2,396
Oakland CA Unified School District GO	5.000%	8/1/24 (4)	2,000	2,432
Oakland CA Unified School District GO	5.000%	8/1/25 (4)	2,295	2,813
Oakland CA Unified School District GO	5.000%	8/1/26 (4)	2,820	3,440
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,015
4 Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	4,510	4,826
Orange County CA Sanitation District COP	5.000%	2/1/19 (Prere.)	7,250	7,757
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	12,291
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	14,702
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	13,377
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	7,673
Palomar Pomerado Health California GO	0.000%	8/1/32 (12)	9,300	5,136
Paramount CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Redevelopment Project Area No. 1)	0.000%	8/1/26 (14)	5,000	3,567
Peralta CA Community College District Revenue	5.000%	8/1/28	3,000	3,550
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/20	1,035	1,153
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/22	1,135	1,314
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/23	1,200	1,411
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/24	1,260	1,497
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/25	1,315	1,572
Perris CA Public Financing Authority Tax Allocation Revenue	5.000%	10/1/31	3,220	3,683
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/24	3,550	4,224

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/25	5,580	6,692
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	6/15/28	2,190	2,564
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/28	2,190	2,559
Poway CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	12/15/29	4,830	5,597
Poway CA Unified School District GO	0.000%	8/1/29	5,000	3,335
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/27 (15)	2,750	3,227
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/29 (15)	2,235	2,570
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/30 (15)	1,745	1,996
Rancho Santiago CA Community College District GO	5.000%	9/1/25	6,690	7,942
Rancho Santiago CA Community College District GO	5.000%	9/1/26	16,145	19,086
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	3,980	4,161
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	4,545	4,751
Redding CA Electric System Revenue COP	5.000%	6/1/18 (Prere.)	2,695	2,817
Redding CA Electric System Revenue COP	5.000%	6/1/23 (4)	2,895	3,020
Redding CA Electric System Revenue COP	5.000%	6/1/25 (4)	3,315	3,456
Redding CA Electric System Revenue COP	5.000%	6/1/27 (4)	1,965	2,048
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/30 (15)	2,885	3,300
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/31 (15)	3,050	3,468
Rialto CA Redevelopment Agency Successor Agency Tax Allocation Revenue	5.000%	9/1/32 (15)	3,125	3,529
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/31	9,575	10,965
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/33	3,495	3,969
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/34	12,070	13,658
Riverside County CA Transportation Commission Sales Tax Revenue	5.000%	6/1/23	3,000	3,583
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/27	4,980	5,976
Riverside County CA Transportation Commission Sales Tax Revenue	5.250%	6/1/29	7,805	9,261
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/25	8,790	6,281
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/26	3,375	2,294
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/27	5,480	3,545
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/28	9,395	5,781
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/29	11,075	6,461
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	4,929
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/20	4,735	5,095
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/23	115	129
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/25	235	268
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/26	145	166
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/28	110	126
Sacramento CA City Financing Authority Revenue	5.000%	12/1/21 (15)	1,810	2,085
Sacramento CA City Financing Authority Revenue	5.000%	12/1/23 (15)	750	892
Sacramento CA City Financing Authority Revenue	5.000%	12/1/24 (15)	1,500	1,803
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/25 (14)	13,125	10,455
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/30 (14)	11,000	6,587
3 Sacramento CA Municipal Utility District Revenue TOB VRDO	1.000%	5/5/17	7,500	7,500
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	270	303
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	445	500
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/24	450	499
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/26	755	834
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,257
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,243
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	5,749
Sacramento County CA GO	5.250%	2/1/18	6,140	6,332
Sacramento County CA GO	5.250%	2/1/19	4,940	5,283
Sacramento County CA GO	5.500%	2/1/20	4,700	5,212
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/26	1,000	1,210
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/28	1,100	1,309
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/30	2,000	2,340
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/31	1,000	1,169
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	12/1/31	3,000	3,485
Sacramento County CA Sanitation Districts Financing Authority Revenue	5.000%	8/1/35	1,000	1,145
San Bernardino CA City Unified School District GO	5.000%	8/1/29 (4)	1,960	2,274
San Bernardino CA City Unified School District GO	5.000%	8/1/30 (4)	1,180	1,368
San Bernardino CA City Unified School District GO	5.000%	8/1/31 (4)	1,320	1,522
San Bernardino CA City Unified School District GO	5.000%	8/1/32 (4)	1,400	1,609
San Bernardino CA Community College District GO	0.000%	8/1/22 (4)	3,535	3,197
San Bernardino CA Community College District GO	0.000%	8/1/23 (4)	5,000	4,386
San Bernardino CA Community College District GO	5.000%	8/1/24	12,065	14,403
San Bernardino CA Community College District GO	5.000%	8/1/25	13,965	16,555
San Bernardino CA Community College District GO	5.000%	8/1/26	14,080	16,619
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/17	2,500	2,525
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/18	8,995	9,424
San Bernardino County CA Medical Center (Arrowhead Project) COP	5.000%	8/1/19	8,500	9,195
San Diego CA Community College District GO	5.000%	8/1/17 (Prere.)	19,015	19,219

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	3,325	3,637
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,315	4,970
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	4,000	4,607
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	8,350	9,617
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	3,895	4,486
San Diego CA Community College District GO	5.000%	8/1/21 (Prere.)	7,400	8,523
San Diego CA Community College District GO	5.000%	8/1/30	5,000	5,885
San Diego CA Community College District GO	4.000%	8/1/32	24,700	26,683
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/19 (Prere.)	2,000	2,162
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.250%	5/15/20 (Prere.)	10,000	11,222
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/23	10,000	11,987
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/24	23,615	28,727
San Diego CA Public Facilities Financing Authority Sewer Revenue	5.000%	5/15/25	25,000	30,764
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/20	7,690	8,631
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/28	6,000	7,284
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	8,560	10,307
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/31	5,160	6,117
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/32	4,790	5,653
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/33	15,835	18,588
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/34	12,645	14,742
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/35	12,100	14,096
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/36	9,255	10,757
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,020	21,856
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	11,059
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/28	2,500	2,765
San Diego County CA Water Authority Revenue	5.000%	5/1/30	5,275	6,342
San Diego County CA Water Authority Revenue	5.000%	5/1/34	10,500	12,337
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/30	5,000	5,951
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/24	1,055	1,284
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/25	2,100	2,578
San Francisco CA Bay Area Rapid Transit District Sales Tax Revenue	5.000%	7/1/26	1,430	1,739
San Francisco CA City & County GO	5.000%	6/15/27	10,000	11,828
San Francisco CA City & County GO	4.000%	6/15/28	25,000	27,929
San Francisco CA City & County GO	4.000%	6/15/29	15,000	16,620
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	2,135	2,378
San Francisco CA City & County International Airport Revenue	5.000%	5/1/20 (Prere.)	3,900	4,344
San Francisco CA City & County International Airport Revenue	5.000%	5/1/21	2,865	3,185
San Francisco CA City & County International Airport Revenue	5.000%	5/1/22	5,235	5,816
San Francisco CA City & County International Airport Revenue	5.250%	5/1/22	5,500	5,956
San Francisco CA City & County International Airport Revenue	5.500%	5/1/26	3,370	3,661
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	9,030	10,534
San Francisco CA City & County Public Utilities Commission Wastewater Revenue	5.000%	10/1/33	2,545	2,963
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/28	10,000	12,172
San Francisco CA City & County Public Utilities Commission Water Revenue	4.000%	11/1/30	15,000	16,402
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/31	8,000	9,549
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	10/1/32	10,000	11,430
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/32	2,000	2,337
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/34	14,000	15,952
San Francisco CA City & County Unified School District GO	4.000%	6/15/31	13,670	14,496
San Francisco CA City & County Unified School District GO	4.000%	6/15/32	3,950	4,165
San Francisco CA City & County Unified School District GO	4.000%	6/15/33	8,885	9,429
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/34	3,000	3,528
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/35	3,110	3,639
San Joaquin County CA Transportation Authority Revenue	5.000%	3/1/36	3,000	3,500
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	11,066
San Jose CA Airport Revenue	5.000%	3/1/27	2,255	2,629
San Jose CA Airport Revenue	5.000%	3/1/28	2,185	2,531
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,205
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,154
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,191
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.250%	8/1/27	2,400	2,670
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.375%	8/1/28	1,175	1,310
San Jose CA Redevelopment Agency Tax Allocation Revenue	6.500%	8/1/28	25,385	27,021
San Jose-Evergreen CA Community College District GO	5.000%	9/1/29	1,510	1,791
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	2,745	3,235
San Jose-Evergreen CA Community College District GO	5.000%	9/1/30	3,445	4,060
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,010	3,518
San Jose-Evergreen CA Community College District GO	5.000%	9/1/31	3,840	4,489
San Jose-Evergreen CA Community College District GO	5.000%	9/1/32	3,095	3,604
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/27	2,000	2,370

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/28	2,500	2,944
San Mateo County CA Joint Powers Financing Authority Lease Revenue
(Maple Street Correctional Center)	5.000%	6/15/29	1,675	1,959
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	4.625%	7/15/18 (Prere.)	1,000	1,046
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.250%	7/15/18 (Prere.)	2,000	2,108
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/29 (2)	3,535	2,257
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/30 (2)	3,535	2,132
San Ramon CA Public Financing Authority Tax Allocation Revenue	0.000%	2/1/32 (2)	3,535	1,925
San Ramon Valley CA Unified School District GO	5.000%	8/1/26	3,385	4,000
San Ramon Valley CA Unified School District GO	5.000%	8/1/27	1,080	1,269
Santa Ana CA Unified School District GO	0.000%	8/1/29 (14)	3,315	2,219
Santa Ana CA Unified School District GO	0.000%	8/1/30 (14)	2,150	1,361
Santa Clara County CA Financing Authority Revenue	5.000%	5/15/27	2,110	2,545
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/26	700	849
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/28	1,000	1,192
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/29	1,000	1,184
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/30	1,000	1,176
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/31	1,000	1,169
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/32	1,500	1,745
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/33	1,500	1,737
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/35	2,650	3,043
Santa Clara Valley CA Transportation Authority Sales Tax Revenue	5.000%	4/1/36	1,750	2,005
Santa Clara Valley CA Water District Revenue	5.000%	6/1/32	2,000	2,367
Santa Clara Valley CA Water District Revenue	5.000%	6/1/33	2,000	2,356
Santa Monica CA Community College District GO	0.000%	8/1/23	9,045	7,934
Santa Monica CA Community College District GO	5.000%	8/1/24	4,210	5,034
Santa Monica CA Community College District GO	5.000%	8/1/25	5,000	5,927
Santa Monica CA Community College District GO	5.000%	8/1/26	8,650	10,210
Santa Monica CA Community College District GO	0.000%	8/1/27	6,565	4,906
Santa Monica CA Community College District GO	5.000%	8/1/27	5,145	6,046
Santa Monica CA Community College District GO	0.000%	8/1/28	7,105	5,050
Santa Monica CA Community College District GO	0.000%	8/1/29	12,640	8,575
Santa Monica CA Community College District GO	5.000%	8/1/35	4,000	4,717
Santa Monica CA Community College District GO	5.000%	8/1/36	4,250	5,000
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	8,146
Southern California Public Power Authority Revenue	5.000%	7/1/22	10,000	11,189
Southern California Public Power Authority Revenue	5.000%	7/1/27	10,000	11,145
Southern California Public Power Authority Revenue	5.000%	7/1/28	10,000	11,122
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,500	2,774
Southern California Public Power Authority Revenue (Canyon Power Project)	5.000%	7/1/22	5,000	5,767
Southern California Public Power Authority Revenue (Milford Wind Corridor Phase I Project)	5.000%	7/1/26	9,000	9,893
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/27	375	451
State Center California Community College District GO	5.000%	8/1/29	6,005	7,126
State Center California Community College District GO	5.000%	8/1/30	3,335	3,930
State Center California Community College District GO	5.000%	8/1/31	5,070	5,920
Sweetwater CA Unified School District GO	5.000%	8/1/29 (15)	3,300	3,832
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/28	635	771
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/29	440	530
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/30	790	944
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/31	580	686
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/33	1,070	1,252
Tahoe-Truckee CA Unified School District GO	5.000%	8/1/36	1,585	1,828
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/34	3,000	3,104
Tulare County CA Transportation Authority Sales Tax Revenue	4.000%	2/1/35	2,000	2,078
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,465	14,364
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19 (Prere.)	13,130	14,007
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,201
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/19 (Prere.)	9,000	9,694
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	3,935	4,335
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,160	4,583
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	4,335	4,776
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	2,250	2,479
Union CA Elementary School District GO	0.000%	9/1/27 (14)	7,295	5,435
University of California Revenue	5.250%	5/15/19 (Prere.)	11,000	11,935
University of California Revenue	5.250%	5/15/19 (Prere.)	4,245	4,606
University of California Revenue	5.500%	5/15/19 (Prere.)	14,675	16,003
University of California Revenue	5.750%	5/15/19 (Prere.)	5,000	5,478
University of California Revenue	5.000%	5/15/23	2,000	2,392
University of California Revenue	5.000%	5/15/23	3,000	3,588
University of California Revenue	5.000%	5/15/23	1,500	1,710

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/26	12,915	14,677
University of California Revenue	5.000%	5/15/27	6,010	7,216
University of California Revenue	5.000%	5/15/27	5,000	5,678
University of California Revenue	5.000%	5/15/28	25,995	30,536
University of California Revenue	5.000%	5/15/28	5,500	6,592
University of California Revenue	5.000%	5/15/28	12,500	14,880
University of California Revenue	5.000%	5/15/29	19,000	22,449
University of California Revenue	5.000%	5/15/30	2,830	3,170
University of California Revenue	5.000%	5/15/31	11,000	12,845
University of California Revenue	5.000%	5/15/32	21,800	25,198
University of California Revenue	5.000%	5/15/32	4,000	4,646
University of California Revenue	5.000%	5/15/33	31,200	35,930
University of California Revenue	5.000%	5/15/34	38,420	44,081
University of California Revenue	5.000%	5/15/36	7,175	8,280
University of California Revenue PUT	5.000%	5/15/23	127,165	151,178
Ventura County CA Community College District GO	0.000%	8/1/23	6,155	5,399
Ventura County CA Community College District GO	0.000%	8/1/24	8,050	6,811
Ventura County CA Community College District GO	0.000%	8/1/25	8,000	6,496
Ventura County CA Community College District GO	0.000%	8/1/26	8,500	6,597
Ventura County CA Community College District GO	0.000%	8/1/27	8,500	6,326
Ventura County CA Community College District GO	5.000%	8/1/27	1,000	1,181
Ventura County CA Community College District GO	5.000%	8/1/28	1,000	1,189
Ventura County CA Community College District GO	5.000%	8/1/29	1,000	1,166
Ventura County CA Public Financing Authority COP	5.625%	8/15/19 (Prere.)	1,000	1,104
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,938
Ventura County CA Public Financing Authority COP	5.750%	8/15/19 (Prere.)	1,750	1,938
Victor Valley CA Community College District GO	5.375%	8/1/19 (Prere.)	4,250	4,663
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/32	6,155	7,249
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/33	6,815	7,995
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/34	7,355	8,599
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,723
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,094
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,365	5,646
West Basin CA Municipal Water District COP	5.000%	8/1/18 (Prere.)	5,000	5,262
West Contra Costa CA Unified School District GO	0.000%	8/1/17 (12)	1,565	1,561
West Contra Costa CA Unified School District GO	0.000%	8/1/18 (ETM)	3,000	2,962
West Contra Costa CA Unified School District GO	0.000%	8/1/19 (12)	4,190	4,063
West Contra Costa CA Unified School District GO	0.000%	8/1/20 (12)	6,000	5,711
West Contra Costa CA Unified School District GO	5.000%	8/1/27	2,405	2,866
West Contra Costa CA Unified School District GO	0.000%	8/1/28 (14)	5,230	3,668
West Contra Costa CA Unified School District GO	5.000%	8/1/29	3,500	4,104
West Contra Costa CA Unified School District GO	0.000%	8/1/30 (4)	13,450	8,600
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (12)	5,000	2,868
West Contra Costa CA Unified School District GO	0.000%	8/1/32 (4)	18,000	10,227
West Contra Costa CA Unified School District GO	5.000%	8/1/32 (4)	6,270	7,057
West Contra Costa CA Unified School District GO	0.000%	8/1/33 (12)	2,810	1,513
West Contra Costa CA USD	0.000%	8/1/31 (3)	6,670	4,056
Westlands CA Water District Revenue	5.000%	9/1/26 (4)	1,000	1,151
				6,494,171
Colorado (1.4%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/32	4,050	4,791
Adams County CO COP	5.000%	12/1/30	600	696
Adams County CO COP	5.000%	12/1/33	1,000	1,140
Adams County CO COP	5.000%	12/1/34	725	818
Aurora CO COP	5.000%	12/1/19	1,050	1,146
Aurora CO COP	5.000%	12/1/20	2,000	2,198
Aurora CO COP	5.000%	12/1/21	3,505	3,849
Aurora CO COP	5.000%	12/1/22	4,730	5,189
Aurora CO COP	5.000%	12/1/23	4,465	4,894
Aurora CO COP	5.000%	12/1/24	4,215	4,618
Aurora CO COP	5.000%	12/1/25	5,475	5,996
Boulder Valley CO School District GO	5.000%	12/1/34	3,055	3,610
Boulder Valley CO School District GO	5.000%	12/1/35	8,590	10,101
Boulder Valley CO School District GO	5.000%	12/1/36	9,020	10,572
Boulder Valley CO School District GO	5.000%	12/1/37	3,915	4,574
Broomfield CO City & County COP	5.000%	12/1/24	2,685	2,983
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,125
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,286
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,233
Colorado (UCDHSC Fitzsimons Academic Projects) COP	5.250%	11/1/23	5,000	5,944

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/23	19,500	22,859
Colorado Health Facilities Authority Revenue
(Adventist Health System/Sunbelt Obligated Group) PUT	5.000%	11/15/26	20,000	24,030
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	6.125%	10/1/28	10,000	10,631
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/29	50,000	53,341
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	17,000	17,885
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	1/1/33	8,385	8,776
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/25	600	645
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/26	750	807
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/23	2,000	2,274
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/24	2,500	2,859
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/25	2,540	2,892
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/26	1,865	2,102
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	2,025	2,191
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/27	1,375	1,538
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/28	1,030	1,145
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/30	1,405	1,541
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	6,750	7,109
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/29	5,000	5,399
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/30	8,500	9,108
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/31	5,390	5,735
Colorado Health Facilities Authority Revenue (NCMC Inc.)	4.000%	5/15/32	5,500	5,817
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	6,100	6,681
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.000%	1/1/22	13,175	14,430
Colorado Health Facilities Authority Revenue (Sisters of Charity of Leavenworth Health System)	5.250%	1/1/30	20,955	22,754
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/31 (4)	2,415	2,719
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/33 (4)	2,410	2,696
Denver CO City & County Airport Revenue	5.000%	11/15/24	3,000	3,573
Denver CO City & County Airport Revenue	5.000%	11/15/25	15,000	17,290
Denver CO City & County Airport Revenue	5.000%	11/15/25	3,790	4,536
Denver CO City & County Airport Revenue	5.000%	11/15/26	5,750	6,628
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,532
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,000	3,522
Denver CO City & County Airport Revenue	5.250%	11/15/29	5,000	5,838
Denver CO City & County Airport Revenue	5.250%	11/15/30	14,400	16,603
Denver CO City & County Airport Revenue	5.000%	11/15/31	4,000	4,674
Denver CO City & County Airport Revenue	5.000%	11/15/32	6,000	6,974
Denver CO City & County School District GO	5.000%	12/1/33	5,095	5,995
Denver CO City & County School District GO	5.000%	12/1/34	11,455	13,404
Denver CO City & County School District GO	5.000%	12/1/35	14,630	17,040
Denver CO City & County School District GO	5.000%	12/1/36	23,510	27,297
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/17 (14)	24,490	24,405
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	7,850	8,068
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/18 (14)	6,355	6,664
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	15,100	14,424
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/21	27,500	24,794
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/22 (14)	11,315	9,902
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	15,435	12,838
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	20,000	15,930
E-470 Public Highway Authority Colorado Revenue	5.250%	9/1/25	1,500	1,631
E-470 Public Highway Authority Colorado Revenue	5.375%	9/1/26	2,500	2,719
Eagle County CO School District GO	5.000%	12/1/32	4,600	5,425
Eagle County CO School District GO	5.000%	12/1/33	7,475	8,767
Eagle County CO School District GO	5.000%	12/1/34	6,000	6,999
Eagle County CO School District GO	5.000%	12/1/35	3,335	3,872
Eagle County CO School District GO	5.000%	12/1/36	1,400	1,621
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/33	2,900	3,408
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/34	2,015	2,355
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/35	1,775	2,065
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/36	2,000	2,320
El Paso County CO School District No. 20 Academy GO	5.000%	12/15/37	2,000	2,312
Garfield, Pitkin, & Eagle County CO School District GO	2.000%	12/15/17	500	504
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/32	4,010	4,325
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/33	7,535	8,074
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/34	7,075	7,537
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/35	7,440	7,886
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/23	1,520	1,743
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/26	1,000	1,141
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/29	2,000	2,228
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/31	1,500	1,655

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/33	1,080	1,180
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/34	1,250	1,359
Park Creek CO Metropolitan District Limited Property Tax Revenue	5.000%	12/1/35	1,125	1,218
Regional Transportation District of Colorado COP	5.000%	6/1/23	2,000	2,215
Regional Transportation District of Colorado COP	5.000%	6/1/24	1,000	1,105
Regional Transportation District of Colorado COP	5.000%	6/1/25	1,000	1,101
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/24	5,000	5,825
Regional Transportation District of Colorado Sales Tax Revenue (FasTracks Project)	5.000%	11/1/25	5,875	6,844
University of Colorado Enterprise System Revenue	5.000%	6/1/17 (Prere.)	5,785	5,807
University of Colorado Enterprise System Revenue	5.500%	6/1/19 (Prere.)	2,750	2,999
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,250	1,442
University of Colorado Enterprise System Revenue	5.000%	6/1/26	1,500	1,781
University of Colorado Enterprise System Revenue	5.000%	6/1/27	2,085	2,405
University of Colorado Enterprise System Revenue	4.000%	6/1/28	5,600	6,143
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,480	2,854
University of Colorado Enterprise System Revenue	5.000%	6/1/28	2,000	2,342
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,445	2,814
University of Colorado Enterprise System Revenue	5.000%	6/1/29	2,250	2,617
University of Colorado Enterprise System Revenue	5.000%	6/1/30	2,720	3,068
University of Colorado Enterprise System Revenue	5.000%	6/1/31	1,850	2,086
University of Colorado Enterprise System Revenue	5.000%	6/1/32	1,950	2,199
University of Colorado Enterprise System Revenue	4.000%	6/1/33	3,700	3,962
University of Colorado Enterprise System Revenue	5.000%	6/1/33	3,155	3,558
University of Colorado Hospital Authority Revenue	5.000%	11/15/27	6,000	6,880
University of Colorado Hospital Authority Revenue	6.000%	11/15/29	9,850	10,799
				742,848
Connecticut (1.2%)
1 Connecticut GO	1.670%	5/15/17	5,000	5,001
1 Connecticut GO	1.820%	5/15/18	14,100	14,117
Connecticut GO	5.000%	11/15/18	8,500	8,998
Connecticut GO	5.000%	3/15/20	7,770	8,516
1 Connecticut GO	2.150%	4/15/20	17,000	17,128
Connecticut GO	5.000%	11/1/20	4,970	5,535
1 Connecticut GO	1.650%	3/1/21	4,305	4,296
Connecticut GO	5.000%	11/1/21	5,000	5,687
Connecticut GO	4.000%	3/15/22	14,405	15,796
Connecticut GO	5.000%	4/15/22	6,005	6,874
Connecticut GO	5.000%	5/15/22	11,310	12,754
Connecticut GO	5.000%	6/1/22	8,010	9,189
Connecticut GO	5.000%	6/15/22	9,355	10,740
Connecticut GO	5.000%	9/15/22	6,830	7,874
Connecticut GO	5.000%	11/15/22	5,000	5,780
Connecticut GO	5.000%	11/15/22	7,120	8,231
Connecticut GO	5.000%	3/15/23	14,555	16,869
Connecticut GO	5.000%	11/1/23	10,000	11,380
Connecticut GO	5.000%	11/15/23	7,715	9,020
Connecticut GO	5.000%	11/15/23	14,275	16,689
Connecticut GO	5.000%	3/15/24	10,000	11,689
Connecticut GO	5.000%	6/1/24	10,000	11,399
Connecticut GO	5.000%	9/1/24	20,000	23,490
Connecticut GO	5.000%	10/15/24	10,805	12,394
Connecticut GO	5.000%	11/15/24	6,440	7,579
Connecticut GO	5.000%	11/15/24	10,025	11,798
Connecticut GO	5.000%	3/1/25	19,440	22,229
Connecticut GO	5.000%	9/1/25	19,395	22,506
Connecticut GO	5.000%	9/1/26	13,170	15,247
Connecticut GO	5.000%	11/1/26	9,250	10,492
Connecticut GO	5.000%	3/15/27	9,800	11,321
Connecticut GO	5.000%	3/1/30	8,900	10,003
Connecticut GO	5.000%	4/15/32	4,000	4,434
Connecticut GO	5.000%	8/15/32	20,000	22,474
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,300
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/24	5,475	6,420
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/25	5,190	6,094
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/32	15,000	16,218
Connecticut Health & Educational Facilities Authority Revenue (Wesleyan University)	5.000%	7/1/20 (Prere.)	8,550	9,553
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.200%	2/1/19	14,920	14,911
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	1.000%	2/6/19	40,000	39,799
Connecticut Health & Educational Facilities Authority Revenue (Yale University) PUT	2.000%	7/1/26	8,000	7,680
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/17	7,090	7,238
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/22	5,000	5,822

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/23	12,085	12,778
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/24	10,880	11,499
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/25	19,445	22,696
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	11/1/25	12,515	13,223
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/26	8,225	9,552
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	1/1/27	15,000	17,341
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/31	10,000	11,522
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/32	6,000	6,879
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/34	3,745	4,259
University of Connecticut GO	5.000%	2/15/27	8,000	9,298
				634,611
Delaware (0.1%)
Delaware GO	5.000%	8/1/24	6,040	7,249
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/19 (Prere.)	10,000	10,845
2 Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/21	8,300	9,523
Delaware Transportation Authority Transportation System Revenue	5.000%	7/1/22	6,000	7,044
University of Delaware Revenue	5.000%	11/1/22	1,000	1,092
				35,753
District of Columbia (0.3%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	5,325	5,455
District of Columbia GO	5.000%	12/1/17 (Prere.)	11,840	12,128
District of Columbia GO	5.000%	12/1/17 (Prere.)	10,380	10,633
District of Columbia GO	5.000%	6/1/19	5,000	5,414
District of Columbia GO	5.000%	6/1/21	5,000	5,730
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/24	2,025	2,410
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/25	2,200	2,638
District of Columbia Income Tax Revenue	5.000%	12/1/22	3,500	4,139
District of Columbia Income Tax Revenue	5.000%	12/1/32	5,210	5,917
District of Columbia Revenue (Georgetown University) PUT	4.700%	4/1/18 (Prere.)	23,500	24,317
District of Columbia Revenue (Methodist Home of the District of Columbia)	4.500%	1/1/25	1,645	1,627
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/25	4,170	4,928
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/26	3,985	4,735
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/28	2,000	2,341
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	9,595	10,774
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/31	5,115	5,743
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,593
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/32	5,000	5,593
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	51,700	19,898
				140,013
Florida (5.4%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/25	1,000	1,161
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/26	1,250	1,441
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/27	1,300	1,488
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/34	22,000	24,353
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/22	5,050	5,771
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	1,100	1,268
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/23	5,065	5,882
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	2,370	2,751
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/24	5,595	6,446
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	2,440	2,800
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/25	5,890	6,719
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/26	6,200	7,027
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	2,620	2,956
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/27	6,280	7,074
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/28	5,795	6,501
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/29	4,355	4,856
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/30	3,290	3,645
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	4,500	4,961
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/31	7,000	7,703
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/32	9,000	9,882
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/33	6,750	7,385
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,615	4,649
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	4,850	4,885
Brevard County FL School Board COP	5.000%	7/1/17 (Prere.)	5,090	5,127
Brevard County FL School Board COP	5.000%	7/1/25	1,000	1,156

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Airport System Revenue	5.000%	10/1/25	2,000	2,290
Broward County FL Airport System Revenue	5.000%	10/1/26	2,730	3,123
Broward County FL Airport System Revenue	5.000%	10/1/27	5,785	6,592
Broward County FL Airport System Revenue	5.000%	10/1/28	5,000	5,672
Broward County FL Airport System Revenue	5.500%	10/1/31	7,210	8,430
Broward County FL Airport System Revenue	5.500%	10/1/32	7,610	8,869
Broward County FL Airport System Revenue	5.500%	10/1/33	8,025	9,327
Broward County FL GO	5.000%	1/1/20	9,185	10,127
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	5,965
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	12,480	13,110
Broward County FL Water & Sewer Utility Revenue	5.000%	10/1/18 (Prere.)	2,000	2,115
Central Florida Expressway Authority BAN	1.625%	1/1/19	25,000	25,078
Central Florida Expressway Authority Revenue	5.000%	7/1/27	5,000	5,987
Central Florida Expressway Authority Revenue	5.000%	7/1/28	4,000	4,747
Central Florida Expressway Authority Revenue	4.000%	7/1/32	6,500	6,836
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,946
Central Florida Expressway Authority Revenue	5.000%	7/1/33	4,715	5,413
Central Florida Expressway Authority Revenue	5.000%	7/1/34	7,000	7,995
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/20	19,000	20,879
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/22	30,000	34,447
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.000%	6/1/25	20,000	23,737
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/19	19,150	20,645
Citizens Property Insurance Corp. Florida Revenue
(Personal Lines Account/Commercial Lines Account)	5.000%	6/1/20	21,100	23,358
Duval County FL School Board COP	5.000%	7/1/27	4,000	4,668
Duval County FL School Board COP	5.000%	7/1/33	14,415	16,290
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	13,700	13,935
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,385	14,631
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	15,855	16,126
Florida Board of Education Lottery Revenue	5.000%	7/1/17 (Prere.)	14,690	14,942
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,190
Florida Board of Education Lottery Revenue	5.000%	7/1/19	2,775	3,009
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	12,027
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	13,957
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	14,650
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/17 (Prere.)	3,500	3,548
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/18	8,180	8,545
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	2,905	3,145
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/19	7,000	7,578
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	5,585	6,103
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	9,020	10,069
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	10,000	11,163
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/20	22,000	24,559
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	7,945	9,109
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	35,250	40,415
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/21	8,200	9,402
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	10,000	11,746
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	7,050	8,281
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	8,700	10,219
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/22	3,040	3,571
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	2,125	2,317
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/23	10,440	12,476
Florida Board of Education Public Education Capital Outlay GO	6.000%	6/1/23	7,000	8,765
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/25	20,515	24,563
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/29	2,700	2,972
Florida Board of Education Public Education Capital Outlay GO	5.000%	6/1/31	5,000	5,639
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/32	16,000	17,189
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	5,570	5,901
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	6,700	6,816
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	10,045	10,219
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	9,025	9,181
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	9,475	9,639
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	9,950	10,122
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	5,445	5,539
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17 (Prere.)	10,970	11,160
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/17	8,175	8,234
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/19	5,855	6,185
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/20	4,025	4,493
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/24	10,025	10,573
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/25	10,525	11,091

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/26	11,055	11,650
Florida Department of Environmental Protection & Preservation Revenue	5.000%	7/1/27	11,605	12,214
Florida Department of Transportation GO	5.000%	7/1/19	5,000	5,428
Florida Department of Transportation GO	5.000%	7/1/19	7,895	8,571
Florida Department of Transportation GO	5.000%	7/1/20	6,620	7,408
Florida Department of Transportation GO	5.000%	7/1/21	4,120	4,734
Florida Department of Transportation GO	5.000%	7/1/21	7,540	8,663
Florida Department of Transportation GO	5.000%	7/1/22	6,055	6,626
Florida Department of Transportation GO	5.000%	7/1/22	22,060	25,957
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/33	1,800	1,982
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/34	1,500	1,640
Florida Higher Educational Facilities Financing Authority Revenue (University of Tampa Project)	5.000%	4/1/32	1,000	1,083
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/23	2,000	2,309
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/24	1,750	2,044
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/25	1,250	1,466
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/30	2,750	3,084
Florida Municipal Power Agency Revenue	5.000%	10/1/18 (Prere.)	10,625	11,229
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	10,960
Florida Municipal Power Agency Revenue	5.750%	10/1/19 (Prere.)	3,000	3,329
Florida Municipal Power Agency Revenue	5.000%	10/1/21	5,000	5,720
Florida Municipal Power Agency Revenue	5.000%	10/1/23	1,750	2,062
Florida Municipal Power Agency Revenue	5.000%	10/1/24	1,000	1,190
Florida Municipal Power Agency Revenue	5.000%	10/1/25	1,705	2,038
Florida Municipal Power Agency Revenue	5.000%	10/1/26	1,000	1,194
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,100	1,306
Florida Municipal Power Agency Revenue	5.000%	10/1/27	1,875	1,976
Florida Municipal Power Agency Revenue	5.000%	10/1/28	1,370	1,617
Florida Municipal Power Agency Revenue	5.000%	10/1/29	5,000	5,895
Florida Municipal Power Agency Revenue	5.000%	10/1/29	3,475	4,070
Florida Municipal Power Agency Revenue	5.000%	10/1/30	9,995	11,737
Florida Municipal Power Agency Revenue	5.000%	10/1/31	8,500	9,924
Florida Municipal Power Agency Revenue VRDO	0.910%	5/1/17 LOC	31,200	31,200
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,353
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,608
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,264
Florida Turnpike Authority Revenue	5.000%	7/1/17	1,420	1,430
Florida Turnpike Authority Revenue	5.000%	7/1/17 (Prere.)	250	254
Florida Turnpike Authority Revenue	5.000%	7/1/17 (Prere.)	365	371
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,115	1,134
Florida Turnpike Authority Revenue	5.000%	7/1/19	9,230	10,020
Florida Turnpike Authority Revenue	5.000%	7/1/20	1,635	1,664
Florida Turnpike Authority Revenue	5.000%	7/1/25	9,275	11,286
Florida Turnpike Authority Revenue	4.000%	7/1/33	9,030	9,541
Florida Turnpike Authority Revenue	4.000%	7/1/34	12,355	12,835
Florida Turnpike Authority Revenue	4.000%	7/1/34	7,000	7,351
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/20	2,000	2,134
Gainesville FL Utilities System Revenue VRDO	0.920%	5/5/17	27,930	27,930
Greater Orlando Aviation Authority Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,866
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/23	1,320	1,528
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/24	1,110	1,297
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/25	1,350	1,582
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/27	1,445	1,670
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/28	2,000	2,295
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/29	2,000	2,277
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/30	2,000	2,259
Hernando County FL School District COP	5.000%	7/1/31 (4)	5,925	6,777
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,066
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,119
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,179
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,359
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	7,657
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,402
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,199
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	2,798

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	3,588
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/18	12,320	13,048
Hillsborough County FL Community Investment Tax Revenue	5.000%	11/1/19	14,680	16,049
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.500%	8/15/17 (ETM)	1,260	1,277
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/28	12,300	13,978
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/31	26,400	29,382
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	3,000	3,291
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	2,230	2,383
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/27	13,575	15,585
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/28	14,000	16,014
Hillsborough County FL School Board (Master Lease Program) COP	5.000%	7/1/29	15,070	17,167
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,004
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,611
Jacksonville FL Electric Authority Electric System Revenue	5.000%	4/1/20 (Prere.)	2,500	2,771
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/22	600	701
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/23	750	870
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/24	7,025	8,148
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/25	2,000	2,304
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/27	4,490	5,168
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/28	3,900	4,257
Jacksonville FL Electric Authority Electric System Revenue	5.000%	10/1/29	2,075	2,267
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/19	15,265	16,657
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/20	22,255	24,973
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	6,160	6,947
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/29	2,000	2,327
Jacksonville FL Electric Authority Water & Sewer Revenue	4.000%	10/1/30	3,000	3,201
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/18 (Prere.)	13,280	13,989
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,415	5,723
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,685	6,008
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/18 (Prere.)	5,970	6,310
Jacksonville FL Special Revenue	5.000%	10/1/19 (Prere.)	4,800	5,244
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	17,292
Jacksonville FL Special Revenue	5.000%	10/1/25	4,500	5,197
Jacksonville FL Special Revenue	5.000%	10/1/26	7,710	9,112
Jacksonville FL Special Revenue	5.000%	10/1/28	6,385	7,435
Jacksonville FL Special Revenue	5.000%	10/1/29	7,750	8,952
Jacksonville FL Special Revenue	5.000%	10/1/30	3,145	3,609
Jacksonville FL Special Revenue	5.000%	10/1/32	1,750	2,009
Jacksonville FL Special Revenue	5.000%	10/1/33	3,105	3,518
Jacksonville FL Special Revenue	5.000%	10/1/34	1,765	1,991
Lake County FL School Board COP	5.000%	6/1/28 (4)	1,500	1,716
Lake County FL School Board COP	5.000%	6/1/29 (4)	1,750	1,990
Lake County FL School Board COP	5.000%	6/1/30 (4)	3,000	3,393
Lake County FL School Board COP	5.000%	6/1/31 (4)	5,000	5,679
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/31	500	547
Lakeland FL Energy System Revenue	5.000%	10/1/17	1,000	1,018
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/25	2,000	2,353
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/27	5,000	5,851
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/33	1,755	1,933
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/35	3,000	3,282
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/22	1,750	2,044
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/23	2,750	3,260
Lee County FL Non-Ad Valorem Revenue	5.000%	10/1/24	3,000	3,600
Lee County FL School Board COP	5.000%	8/1/22	1,600	1,856
Lee County FL School Board COP	5.000%	8/1/23	1,130	1,328
Lee County FL School Board COP	5.000%	8/1/24	2,310	2,732
Lee County FL School Board COP	5.000%	8/1/27	5,000	5,839
Lee County FL School Board COP	5.000%	8/1/28	4,000	4,641
Lee County FL School Board COP	5.000%	8/1/34	3,500	3,971
Lee County FL School Board COP	5.000%	8/1/35	4,270	4,823
Lee County FL Transportation Facilities Revenue	5.000%	10/1/26 (4)	1,000	1,173
Lee County FL Transportation Facilities Revenue	5.000%	10/1/28 (4)	3,055	3,538
Lee County FL Transportation Facilities Revenue	5.000%	10/1/30 (4)	3,300	3,775
Lee County FL Transportation Facilities Revenue	5.000%	10/1/32 (4)	1,820	2,065
Lee County FL Transportation Facilities Revenue	5.000%	10/1/33 (4)	1,000	1,129
Lee County FL Transportation Facilities Revenue	5.000%	10/1/34 (4)	1,000	1,124

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lee County FL Transportation Facilities Revenue	5.000%	10/1/35 (4)	1,000	1,120
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	6,815
Manatee County FL Revenue	5.000%	10/1/22	1,255	1,472
Manatee County FL Revenue	5.000%	10/1/23	1,300	1,546
Manatee County FL Revenue	5.000%	10/1/25	1,325	1,570
Manatee County FL Revenue	5.000%	10/1/26	1,520	1,790
Manatee County FL Revenue	5.000%	10/1/27	1,580	1,851
Marco Island FL Utility System Revenue	5.250%	10/1/32	3,300	3,846
Marco Island FL Utility System Revenue	5.250%	10/1/33	2,000	2,322
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/20	2,825	3,117
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/21	3,415	3,836
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/22	3,000	3,421
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/23	2,525	2,859
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	1,325	1,447
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/30	1,000	1,104
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/34	4,000	4,478
Miami Beach FL Redevelopment Agency Tax Allocation Revenue	5.000%	2/1/35	5,000	5,578
Miami Beach FL Resort Tax Revenue	5.000%	9/1/25	840	1,007
Miami Beach FL Resort Tax Revenue	5.000%	9/1/26	1,000	1,189
Miami Beach FL Resort Tax Revenue	5.000%	9/1/28	1,300	1,532
Miami Beach FL Resort Tax Revenue	5.000%	9/1/29	1,000	1,169
Miami Beach FL Resort Tax Revenue	5.000%	9/1/30	1,500	1,745
Miami Beach FL Resort Tax Revenue	5.000%	9/1/35	1,500	1,702
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/18 (Prere.)	1,800	1,903
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/20 (Prere.)	555	624
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	1,460	1,630
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	2,630	2,935
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	2,850	3,354
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	5,000	5,538
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	6,500	7,245
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,327
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	6,645	7,393
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	5,500	6,066
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	6,460	7,499
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	2,055	2,341
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,765	5,500
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/34	4,005	4,549
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/35	2,450	2,770
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/27	3,600	4,352
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/29	5,040	5,970
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	8,210	9,405
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/35	15,390	17,630
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	14,000	15,953
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/36	8,620	9,823
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/23	4,000	4,687
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/24	4,250	5,040
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/25	3,750	4,400
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/26	3,250	3,786
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/27	2,250	2,604
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/31	2,000	2,274
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/32	2,550	2,889
Miami-Dade County FL Expressway Authority Toll System Revenue	5.000%	7/1/33	5,000	5,641
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/35	1,020	1,148
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/37	1,000	1,118
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/30	2,450	2,496
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/35	2,750	2,764
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	5,685	5,687
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	25,200	26,298
4 Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	27,650	28,855
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	14,225	14,845
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	12,980	13,546
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	15,530	16,207
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,517
Miami-Dade County FL School Board COP	5.000%	11/1/26	7,935	9,217
Miami-Dade County FL School Board COP	5.000%	11/1/27	10,000	11,547
Miami-Dade County FL School Board COP	5.000%	11/1/28	10,000	11,473
Miami-Dade County FL School Board COP	5.000%	11/1/29	10,000	11,394
Miami-Dade County FL Seaport Revenue	5.750%	10/1/30	2,300	2,700
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	2,600	3,035
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/24	2,000	2,314
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/25	2,750	3,171

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/26	11,340	12,982
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/27	2,500	2,853
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/28	8,840	10,043
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/29	5,000	2,994
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/29	10,000	11,303
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/30	12,555	13,284
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	4,000	4,505
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/30	12,000	13,516
Miami-Dade County FL Special Obligation Revenue	4.000%	4/1/31	11,270	11,849
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	2,155	1,163
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	13,500	15,151
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/32	2,890	1,486
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	11,550	12,919
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/27	4,000	4,553
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/28	2,060	2,337
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/30	10,965	11,729
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/30	8,000	8,973
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/31	10,000	10,591
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/31	6,250	7,010
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/32	1,650	1,849
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,400	7,530
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	23,092
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/18 (Prere.)	3,560	3,790
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.500%	10/1/28	1,440	1,513
North Broward FL Hospital District Revenue VRDO	0.900%	5/5/17 LOC	18,000	18,000
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	8,755
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/29	3,000	3,486
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/30	1,500	1,727
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/33	5,000	5,666
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/35	6,415	7,165
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/36	5,000	5,568
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/31	2,400	2,639
Orange County FL Health Facilities Authority Revenue (Presbyterian Retirement Communities Inc.)	5.000%	8/1/36	4,750	5,126
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	8,400	8,777
Orange County FL School Board COP	4.500%	8/1/18 (Prere.)	7,000	7,314
Orange County FL Tourist Development Revenue	5.000%	10/1/17	5,955	6,059
Orange County FL Tourist Development Revenue	5.000%	10/1/18 (14)	18,980	19,315
Orange County FL Tourist Development Revenue	5.000%	10/1/19	8,680	9,462
Orange County FL Tourist Development Revenue	5.000%	10/1/20 (14)	15,345	15,613
Orange County FL Tourist Development Revenue	5.000%	10/1/21 (14)	16,605	16,894
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	3,500	3,906
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	7,780	8,683
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/20 (Prere.)	5,000	5,580
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/31	13,030	14,763
Orlando FL Capital Improvement Revenue	5.000%	10/1/21	1,000	1,149
Orlando FL Capital Improvement Revenue	5.000%	10/1/24	1,145	1,374
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,200	1,464
Orlando FL Capital Improvement Revenue	5.000%	10/1/26	1,265	1,543
Orlando FL Utility Commission Utility System Revenue	5.250%	10/1/22	3,245	3,856
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/23	4,000	4,774
Orlando FL Utility Commission Utility System Revenue VRDO	0.910%	5/5/17	53,300	53,300
Orlando FL Utility Commission Utility System Revenue VRDO	0.910%	5/5/17	13,200	13,200
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/29	1,000	755
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/30	1,400	1,062
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/31	1,600	1,215
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/32	2,060	1,557
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/33	3,000	2,248
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/22	850	970
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/23	1,250	1,441
Palm Beach County FL Health Facilities Authority Hospital Revenue (BRRH Corp. Obligated Group)	5.000%	12/1/24	1,000	1,159
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/33	6,000	7,003
Palm Beach County FL Public Improvement Revenue	5.000%	5/1/37	7,810	8,975
Palm Beach County FL School Board COP	5.000%	8/1/28	6,115	6,928
Palm Beach County FL School Board COP	5.000%	8/1/29	3,595	4,157
Palm Beach County FL School Board COP	5.000%	8/1/29	5,970	6,754
Palm Beach County FL School Board COP	5.000%	8/1/31	10,660	12,192
Palm Beach County FL School Board COP	5.000%	8/1/32	12,000	13,668
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/17	6,000	6,105
Palm Beach County FL Solid Waste Authority Revenue	5.000%	10/1/18	6,000	6,338
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	15,000	15,957
Pasco County FL School Board COP	5.000%	8/1/24	2,315	2,706

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	3,790	3,994
Port St. Lucie FL Utility Revenue	5.000%	9/1/27	860	1,024
Port St. Lucie FL Utility Revenue	5.000%	9/1/28	2,500	2,957
Port St. Lucie FL Utility Revenue	5.000%	9/1/29	2,000	2,347
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	390	408
Port St. Lucie FL Utility Revenue	4.000%	9/1/30	2,200	2,342
Port St. Lucie FL Utility Revenue	5.000%	9/1/30	2,000	2,228
Port St. Lucie FL Utility Revenue	4.000%	9/1/31	2,500	2,644
Port St. Lucie FL Utility Revenue	5.000%	9/1/31	2,100	2,329
Reedy Creek FL Improvement District GO	5.250%	6/1/32	9,600	11,142
Reedy Creek FL Improvement District GO	5.250%	6/1/33	10,000	11,569
Reedy Creek FL Improvement District Utilities Revenue	5.000%	10/1/23	2,505	2,914
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/23	1,000	1,191
Sarasota County FL Infrastructure Sales Surtax Revenue	5.000%	10/1/24	1,550	1,870
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,285
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,149
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,380	6,010
Sarasota County FL School Board COP	5.000%	7/1/20 (Prere.)	5,050	5,641
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/20	2,000	2,215
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/21	1,750	1,993
Seacoast FL Utility Authority Water & Sewer Revenue	5.000%	3/1/22	1,750	2,038
South Broward FL Hospital District Revenue	4.000%	5/1/33	3,860	3,969
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	5.750%	8/1/20 (Prere.)	1,500	1,711
St. Lucie County FL School Board COP	5.000%	7/1/24	1,595	1,862
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/24	500	579
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/28	500	557
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.000%	7/1/29	500	553
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.125%	7/1/34	1,135	1,231
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/23	5,985	6,716
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.125%	9/1/24	4,625	5,221
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/27	4,250	4,924
Sunshine State Governmental Financing Commission Florida Revenue
(Miami Dade County Program)	5.000%	9/1/28	4,450	5,130
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/24	925	1,061
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/25	1,650	1,897
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/27	1,100	1,245
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/28	1,450	1,630
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,114
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/32	2,305	2,673
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/21	1,220	1,380
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/23	1,400	1,593
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/28	2,500	2,983
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/29	2,500	2,962
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	3,505	4,126
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/19	3,580	3,913
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/21	18,420	20,277
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/22	13,395	14,802
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	14,686	16,321
Tampa FL Hospital Revenue	5.000%	7/1/21	1,000	1,124
Tampa FL Hospital Revenue	5.000%	7/1/22	1,075	1,228
Tampa FL Hospital Revenue	5.000%	7/1/24	1,000	1,127
Tampa FL Hospital Revenue	5.000%	7/1/25	1,935	2,162
Tampa FL Hospital Revenue	5.000%	7/1/26	1,500	1,667
Tampa FL Hospital Revenue	5.000%	7/1/27	1,000	1,106
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/26	1,400	1,625
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/30	1,650	1,861
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/32	1,880	2,101
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/33	2,340	2,605
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/34	2,505	2,776
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/35	1,680	1,854
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	2,300	2,724
University of South Florida Financing Corp. COP	5.000%	7/1/30	6,085	6,905

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/27	1,125	1,270
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/28	1,000	1,123
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/29	1,100	1,226
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/30	1,750	1,942
Volusia County FL School Board COP	5.000%	8/1/23	1,000	1,183
Volusia County FL School Board COP	5.000%	8/1/24	500	597
Volusia County FL School Board COP	5.000%	8/1/25	1,675	1,976
Volusia County FL School Board COP	5.000%	8/1/27	1,800	2,092
Volusia County FL School Board COP	5.000%	8/1/28	1,650	1,907
Volusia County FL School Board COP	5.000%	8/1/29	2,350	2,697
Volusia County FL School Board COP	5.000%	8/1/30	3,880	4,428
Volusia County FL School Board COP	5.000%	8/1/31	2,350	2,671
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,153
				2,831,544
Georgia (2.7%)
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/27	2,315	2,776
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	5.000%	1/1/28	2,500	2,972
Athens-Clarke County GA Unified Government Water & Sewerage Revenue	4.000%	1/1/32	2,000	2,129
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/21	4,000	4,390
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/22	10,000	10,972
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/24	1,600	1,910
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/29	3,000	3,496
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/30	5,000	5,797
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/31	5,000	5,761
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/32	5,500	6,311
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/33	2,000	2,286
Atlanta GA Airport Passenger Facility Charge Revenue	5.000%	1/1/34	2,000	2,277
Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,193
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,524
Atlanta GA Airport Revenue	5.000%	1/1/24	1,000	1,185
Atlanta GA Airport Revenue	5.875%	1/1/24	3,145	3,639
Atlanta GA Airport Revenue	5.000%	1/1/26	1,600	1,830
Atlanta GA Airport Revenue	5.000%	1/1/27	1,390	1,583
Atlanta GA Airport Revenue	5.000%	1/1/31	2,525	2,899
Atlanta GA Development Authority Revenue	5.000%	7/1/25	2,480	2,986
Atlanta GA Development Authority Revenue	5.000%	7/1/27	1,000	1,181
Atlanta GA Development Authority Revenue	5.000%	7/1/28	1,355	1,584
Atlanta GA Development Authority Revenue	5.000%	7/1/30	1,250	1,443
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	5,446
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	3,627
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	5,527
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	8,189
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	1,000	1,121
2 Atlanta GA Water & Wastewater Revenue	5.000%	11/1/20	1,360	1,533
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,321
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/23	3,000	3,589
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/24	3,000	3,638
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/25	2,500	3,035
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,268
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,734
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,303
2 Atlanta GA Water & Wastewater Revenue	5.000%	11/1/34	6,180	7,292
2 Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	4,000	4,696
1 Atlanta GA Water & Wastewater Revenue PUT	2.165%	11/1/18	21,685	21,848
Burke County GA Development Authority Pollution Control Revenue
(Georgia Power Co. Plant Vogtle Project) PUT	1.750%	6/1/17	15,500	15,510
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/20	750	835
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/30	3,285	3,823
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/31	3,225	3,725
Cobb County GA Kennestone Hospital Authority Revenue	6.250%	4/1/34 (2)	1,000	1,110
Cobb County GA Kennestone Hospital Authority Revenue	5.500%	4/1/37 (2)	7,500	8,162
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/22	1,675	1,930
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/23	1,975	2,261
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/24	1,000	1,137
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/27	6,880	7,669
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/17	1,250	1,277
DeKalb County GA Private Hospital Authority (Children’s Healthcare of Atlanta Inc. Project) RAN	5.000%	11/15/20	1,400	1,535

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,633
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,736
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,542
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,546
Fayette County GA Hospital Authority (Fayette Community Hospital Project) RAN	5.250%	6/15/23	11,395	12,296
Forsyth County GA GO	5.000%	3/1/20	2,145	2,378
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/19 (Prere.)	6,110	6,645
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/20	760	846
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/30	3,010	3,479
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	5.000%	7/1/32	2,640	3,011
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/25	1,000	1,048
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	4.000%	7/1/26	1,000	1,041
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/31	7,000	7,604
Fulton County GA Water & Sewer Revenue	5.000%	1/1/33	10,000	11,281
Georgia GO	5.000%	2/1/19	33,695	36,069
Georgia GO	5.000%	7/1/19	5,000	5,430
Georgia GO	5.000%	7/1/19	18,000	19,549
Georgia GO	4.000%	11/1/19	2,500	2,683
Georgia GO	5.000%	12/1/19	12,995	14,301
Georgia GO	5.000%	2/1/20	34,000	37,600
Georgia GO	5.000%	7/1/20	18,460	20,669
Georgia GO	5.000%	7/1/20	3,000	3,359
Georgia GO	5.000%	7/1/20	10,000	11,197
Georgia GO	5.000%	7/1/20	21,065	23,586
Georgia GO	5.000%	11/1/20	9,240	10,448
Georgia GO	5.000%	2/1/21	46,000	52,364
Georgia GO	5.000%	10/1/21	8,000	9,259
Georgia GO	5.000%	1/1/22	9,415	10,948
Georgia GO	5.000%	1/1/22	14,000	16,280
Georgia GO	5.000%	2/1/22	13,425	15,641
Georgia GO	5.000%	2/1/22	6,590	7,678
Georgia GO	5.000%	7/1/22	22,000	25,868
Georgia GO	4.000%	10/1/22	2,150	2,430
Georgia GO	5.000%	12/1/22	46,000	54,554
Georgia GO	5.000%	1/1/23	11,000	13,060
Georgia GO	5.000%	2/1/23	18,395	21,877
Georgia GO	5.000%	2/1/23	5,000	5,946
Georgia GO	5.000%	7/1/23	20,160	23,666
Georgia GO	5.000%	1/1/24	18,065	21,824
Georgia GO	5.000%	7/1/24	22,865	27,855
Georgia GO	5.000%	12/1/24	10,000	12,261
Georgia GO	5.000%	2/1/25	3,000	3,602
Georgia GO	5.000%	2/1/27	10,000	11,862
Georgia GO	5.000%	12/1/27	5,175	6,430
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/22	12,000	13,479
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/24	4,000	4,537
Georgia Municipal Eletric Power Authority Revenue	5.000%	1/1/25	1,300	1,460
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,500	16,641
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	2,799
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/30	4,365	4,820
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/34	7,000	7,529
Gwinnett County GA School District GO	5.000%	8/1/20	20,000	22,449
Gwinnett County GA School District GO	5.000%	2/1/21	10,000	11,383
Gwinnett County GA School District GO	5.000%	8/1/21	23,000	26,519
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/30	5,375	6,027
Henry County GA Hospital Authority Revenue (Piedmont Fayette Hospital Project)	5.000%	7/1/34	10,000	11,004
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,544
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,346
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.250%	9/15/19	30	32
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/20	23,970	26,220
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	6,765	7,394
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/21	37,000	41,403
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.000%	3/15/22	10,720	11,887
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	5,889
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/30	5,000	5,969
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/31	9,000	10,680
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/33	29,440	34,543
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/34	30,915	36,084
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/35	31,365	36,445

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	22,080	25,579
Monroe County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Scherer Project) VRDO	0.920%	5/5/17 LOC	4,400	4,400
Municipal Electric Authority Georgia Revenue	5.000%	1/1/19	3,580	3,785
Municipal Electric Authority Georgia Revenue	5.750%	1/1/19	13,580	14,303
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,365
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	15,000	16,268
Municipal Electric Authority Georgia Revenue	4.000%	1/1/21	7,725	8,281
Municipal Electric Authority Georgia Revenue	5.000%	1/1/21	2,810	3,111
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	16,160
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	12,873
Municipal Electric Authority Georgia Revenue	5.000%	1/1/25	3,535	4,077
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	4,605	5,346
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	13,195	15,160
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	16,215	18,630
Municipal Electric Authority Georgia Revenue	5.000%	1/1/30	1,050	1,185
Municipal Electric Authority Georgia Revenue	5.000%	1/1/33	2,115	2,348
Municipal Electric Authority Georgia Revenue	5.000%	1/1/34	2,000	2,212
Municipal Electric Authority Georgia Revenue	5.000%	1/1/35	5,000	5,511
Municipal Electric Authority Georgia Revenue (Project One)	5.000%	1/1/21	7,600	8,415
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/20	1,220	1,378
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/21	775	898
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	10/1/23	510	614
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,635
Richmond County GA Hospital Authority (University Health Services Inc. Project) RAN	5.500%	1/1/19 (Prere.)	17,500	18,789
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/30	4,000	4,645
Savannah GA Hospital Authority Revenue (St. Joseph’s/Candler Health System, Inc.)	5.500%	7/1/31	4,000	4,630
				1,381,328
Guam (0.0%)
Guam Government Business Privilege Tax Revenue	5.000%	11/15/23	6,280	7,027
Guam Government Business Privilege Tax Revenue	5.000%	11/15/24	4,790	5,380
Guam Government Business Privilege Tax Revenue	5.000%	11/15/25	4,200	4,719
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	7/1/36	300	320
Guam International Airport Authority Revenue	5.000%	10/1/23	2,310	2,587
				20,033
Hawaii (1.0%)
Hawaii Airports System Revenue	5.250%	7/1/30	13,975	15,438
Hawaii County HI GO	5.000%	9/1/28	1,000	1,198
Hawaii County HI GO	5.000%	9/1/29	2,065	2,455
Hawaii County HI GO	5.000%	9/1/30	1,000	1,183
Hawaii GO	5.000%	12/1/18	9,250	9,841
Hawai GO	5.000%	10/1/20	5,500	6,193
Hawaii GO	5.000%	10/1/20	9,910	11,159
Hawaii GO	5.000%	12/1/20	4,480	5,067
Hawaii GO	5.000%	10/1/21	7,715	8,910
Hawaii GO	5.000%	10/1/21	3,055	3,528
Hawaii GO	5.000%	11/1/22	11,155	13,157
Hawaii GO	5.000%	12/1/22	10,000	11,476
Hawaii GO	5.000%	8/1/24	14,970	18,091
Hawaii GO	5.000%	8/1/24	8,970	10,840
Hawaii GO	5.000%	10/1/24	10,000	12,129
Hawaii GO	5.000%	11/1/24	22,305	26,228
Hawaii GO	5.000%	4/1/25	19,785	24,026
Hawaii GO	5.000%	8/1/25	2,500	3,001
Hawaii GO	5.000%	8/1/25	4,105	4,927
Hawaii GO	5.000%	10/1/25	12,000	14,669
Hawaii GO	4.000%	4/1/26	26,025	29,729
Hawaii GO	5.000%	10/1/28	7,760	9,400
Hawaii GO	5.000%	10/1/28	9,000	10,902
Hawaii GO	5.000%	8/1/29	8,500	9,963
Hawaii GO	4.000%	4/1/30	21,685	23,531
Hawaii GO	4.000%	10/1/30	17,750	19,335
Hawaii GO	4.000%	4/1/31	21,410	23,058
Hawaii GO	4.000%	10/1/31	8,000	8,646
Hawaii GO	5.000%	8/1/33	2,865	3,303
Hawaii Highway Revenue	4.000%	1/1/22	1,000	1,114
Hawaii Highway Revenue	5.000%	1/1/24	2,500	2,994
Hawaii Highway Revenue	5.000%	1/1/32	2,180	2,514
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,571
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	3,000	3,022
Honolulu HI City & County GO	5.000%	7/1/17 (Prere.)	2,705	2,725

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Honolulu HI City & County GO	4.000%	10/1/18	1,920	2,003
Honolulu HI City & County GO	5.250%	7/1/19 (4)	4,755	5,184
Honolulu HI City & County GO	4.000%	10/1/19	2,515	2,691
Honolulu HI City & County GO	5.000%	10/1/19	3,365	3,680
Honolulu HI City & County GO	5.000%	10/1/19	2,055	2,247
Honolulu HI City & County GO	5.000%	10/1/20	5,015	5,645
Honolulu HI City & County GO	5.000%	10/1/20	3,675	4,137
Honolulu HI City & County GO	5.000%	8/1/21 (Prere.)	5,000	5,756
Honolulu HI City & County GO	5.000%	10/1/22	1,000	1,178
Honolulu HI City & County GO	5.000%	10/1/22	4,000	4,710
Honolulu HI City & County GO	5.000%	10/1/22	4,205	4,952
Honolulu HI City & County GO	5.000%	11/1/22	3,000	3,538
Honolulu HI City & County GO	5.000%	11/1/23	3,500	4,127
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,212
Honolulu HI City & County GO	5.000%	10/1/26	7,500	9,102
Honolulu HI City & County GO	5.000%	10/1/26	5,000	6,068
Honolulu HI City & County GO	5.000%	10/1/27	4,000	4,816
Honolulu HI City & County GO	5.000%	10/1/28	4,000	4,775
Honolulu HI City & County GO	5.000%	10/1/31	12,690	14,876
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/26	3,000	3,629
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/27	1,075	1,308
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/28	6,175	6,863
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	10,000	10,982
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	8,220	9,691
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/34	6,765	7,808
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/35	6,835	7,857
				499,158
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	755	814
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	285	307
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	1,245	1,343
Idaho Bond Bank Authority Revenue	5.250%	3/15/19 (Prere.)	715	771
4 Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.125%	12/1/18 (Prere.)	12,050	13,019
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/24	1,500	1,803
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/25	2,750	3,295
Idaho Health Facilities Authority Revenue (Trinity Health Group)	5.000%	12/1/30	3,250	3,658
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	5,375
				30,385
Illinois (5.7%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,113
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	4,328
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,545
Chicago IL Board of Education GO	0.000%	12/1/19 (14)	5,610	5,209
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	6,233
Chicago IL Board of Education GO	5.000%	12/1/19 (12)	1,015	1,056
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	4,855	5,144
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,525
Chicago IL Board of Education GO	5.500%	12/1/21 (4)(2)	4,090	4,434
Chicago IL Board of Education GO	5.000%	12/1/22	18,500	16,583
Chicago IL Board of Education GO	5.500%	12/1/22 (4)	9,625	10,498
Chicago IL Board of Education GO	5.000%	12/1/23 (4)	1,105	1,122
Chicago IL Board of Education GO	5.250%	12/1/24 (4)	1,840	1,921
Chicago IL Board of Education GO	5.250%	12/1/25	8,000	6,931
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	12,913
Chicago IL Board of Education GO	5.250%	12/1/26 (12)	3,360	3,499
Chicago IL Board of Education GO	7.000%	12/1/26	19,500	19,526
Chicago IL Board of Education GO	5.000%	12/1/33	20,500	16,685
Chicago IL Board of Education GO	5.250%	12/1/35	11,985	9,874
1 Chicago IL Board of Education GO PUT	9.000%	5/4/17	11,330	11,330
Chicago IL GO	5.000%	1/1/21 (14)	5,490	5,600
Chicago IL GO	5.000%	1/1/21 (4)	18,155	18,490
Chicago IL GO	5.000%	1/1/26	11,500	11,531
Chicago IL GO	5.000%	1/1/26 (4)	1,160	1,165
Chicago IL GO	5.000%	1/1/26	1,500	1,504
Chicago IL GO	5.000%	1/1/27 (14)	5,000	5,098
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,098
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/30	35,000	38,849
Chicago IL Midway Airport Revenue	5.000%	1/1/23	2,500	2,906
Chicago IL Midway Airport Revenue	5.000%	1/1/24	3,400	4,004
Chicago IL Midway Airport Revenue	5.000%	1/1/26	6,040	6,841
Chicago IL Midway Airport Revenue	5.000%	1/1/32	10,000	11,150

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/33	10,000	11,118
Chicago IL Midway Airport Revenue	5.000%	1/1/34	6,700	7,424
Chicago IL Midway Airport Revenue	5.000%	1/1/35	2,200	2,429
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/23	1,200	1,290
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/24	1,110	1,196
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/28	1,000	1,044
Chicago IL Motor Fuel Tax Revenue	5.000%	1/1/29	1,000	1,038
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	18,295	18,802
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18	4,000	4,107
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/18 (Prere.)	8,920	9,167
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	3,000	3,387
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/24	1,250	1,438
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	7,410	8,281
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	5,500	6,509
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/25	1,500	1,735
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	4,000	4,448
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/26	1,000	1,154
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,560	3,942
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	32,400	38,768
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/27	2,435	2,797
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	3,000	3,308
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	10,750	12,437
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/28	5,000	6,041
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	3,000	3,293
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29 (4)	2,300	2,635
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	10,300	11,840
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/29	2,000	2,308
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	3,220	3,518
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	5,700	6,532
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,000	3,566
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	2,900	3,159
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	22,500	25,547
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	13,065	14,865
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/31	3,595	4,243
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	10,000	11,174
Chicago IL O’Hare International Airport Revenue	5.500%	1/1/31	13,495	15,079
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	10,000	11,303
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	3,500	3,962
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	4,750	5,378
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	20,040	22,578
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	1,750	1,974
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	4,750	5,358
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/33 (4)	1,000	1,126
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	6,315	7,099
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	18,750	21,076
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	11,930	13,353
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	12,250	13,711
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/36	8,750	9,731
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	1,000	1,109
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	10,735	11,905
Chicago IL Park District GO	5.000%	1/1/21	2,000	2,204
Chicago IL Park District GO	5.000%	1/1/25	625	716
Chicago IL Park District GO	5.000%	1/1/25	4,425	4,832
Chicago IL Park District GO	5.000%	1/1/26	500	575
Chicago IL Park District GO	5.000%	1/1/27	1,000	1,141
Chicago IL Park District GO	5.000%	1/1/28	1,000	1,133
Chicago IL Park District GO	5.000%	1/1/29	785	883
Chicago IL Park District GO	5.000%	1/1/30	1,000	1,116
Chicago IL Park District GO	5.000%	1/1/31	1,000	1,109
Chicago IL Park District GO	5.000%	1/1/31	2,000	2,218
Chicago IL Park District GO	5.000%	1/1/33	2,000	2,196
Chicago IL Park District GO	5.000%	1/1/34	2,000	2,185
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,183
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,521
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	2,946
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.500%	6/1/18	7,435	7,741
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20	4,900	5,173
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,392
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,200
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/25 (12)	11,000	11,413
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.250%	6/1/26 (12)	8,260	8,560

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	31,170	32,819
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/27	13,085	13,777
Chicago IL Transit Authority Capital Grant Receipts Revenue	5.000%	6/1/28	30,225	31,673
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.000%	12/1/19	9,915	10,711
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	10,000	10,861
3 Chicago IL Transit Authority Sales Tax Receipts Revenue TOB VRDO	1.060%	5/5/17	15,380	15,380
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/23	2,435	2,741
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/28	1,550	1,711
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/30	1,450	1,582
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/31	2,000	2,170
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/32	1,875	2,026
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/33	2,100	2,260
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	18,522
Chicago IL Water Revenue	5.000%	11/1/23	1,670	1,871
Chicago IL Water Revenue	5.000%	11/1/24	1,500	1,678
Chicago IL Water Revenue	5.000%	11/1/25	2,000	2,217
Chicago IL Water Revenue	5.000%	11/1/26	2,000	2,205
Chicago IL Water Revenue	5.000%	11/1/28	5,000	5,461
Chicago IL Water Revenue	5.000%	11/1/30	3,590	3,888
Chicago IL Water Revenue	5.000%	11/1/31	3,000	3,236
Chicago IL Water Revenue	5.000%	11/1/32	3,000	3,225
Chicago IL Waterworks Revenue	5.000%	11/1/22	1,000	1,132
Chicago IL Waterworks Revenue	5.000%	11/1/29	1,000	1,099
Chicago IL Waterworks Revenue	5.000%	11/1/31	2,000	2,175
Chicago IL Waterworks Revenue	5.000%	11/1/33	2,000	2,155
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	7,580	7,602
Cook County IL Community College District GO	5.000%	3/1/19 (Prere.)	1,100	1,127
Cook County IL Community College District GO	5.000%	12/1/24	2,000	2,201
Cook County IL Community College District GO	5.250%	12/1/26	2,000	2,199
Cook County IL Community College District GO	5.250%	12/1/27	2,000	2,187
Cook County IL Community College District GO	5.250%	12/1/28	2,000	2,167
Cook County IL Forest Preservation District GO	5.000%	12/15/24	1,020	1,120
Cook County IL Forest Preservation District GO	5.000%	12/15/25	1,000	1,090
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,485	2,695
Cook County IL Forest Preservation District GO	5.000%	12/15/26	2,225	2,413
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,605	2,813
Cook County IL Forest Preservation District GO	5.000%	12/15/27	2,335	2,585
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,240	2,409
Cook County IL Forest Preservation District GO	5.000%	12/15/28	2,455	2,640
Cook County IL Forest Preservation District GO	5.000%	12/15/32	5,000	5,356
Cook County IL GO	5.000%	11/15/18	8,000	8,426
Cook County IL GO	5.000%	11/15/20	7,500	8,052
Cook County IL GO	5.000%	11/15/21	5,410	5,785
Cook County IL GO	5.250%	11/15/28	35,500	38,519
Cook County IL High School District No. 205 (Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,052
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/24	1,750	2,064
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/25	1,820	2,132
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/26	2,290	2,669
Du Page & Cook Counties IL Community Consolidated School District GO	5.000%	6/1/27	2,000	2,320
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/23	2,315	2,449
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/25	2,720	2,876
Grundy & Will Counties IL Community Unified School District GO	5.875%	2/1/26	3,060	3,235
Grundy & Will Counties IL Community Unified School District GO	5.875%	8/1/28	6,520	6,891
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19 (Prere.)	4,715	5,060
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/19	1,500	1,608
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/20	2,000	2,137
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/21	6,535	6,971
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	4/1/22	5,285	5,633
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/23	1,000	1,178
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/24	1,200	1,431
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/28	3,885	4,452
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	8/1/29	5,000	5,686
Illinois Finance Authority Revenue (Advocate Health Care Network) PUT	5.000%	2/12/20	6,595	7,237
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/30	3,000	3,322
Illinois Finance Authority Revenue (Carle Foundation)	5.625%	8/15/31	10,000	11,248
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/27	15,000	16,213
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/28	1,290	1,418
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/32	7,575	8,010
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/34	5,000	5,289
Illinois Finance Authority Revenue (Central DuPage Health)	5.000%	11/1/27	17,390	18,943
Illinois Finance Authority Revenue (Central DuPage Health)	5.125%	11/1/29	15,000	16,331

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.500%	8/15/28	21,760	22,839
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/26	1,000	1,096
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/31	2,560	2,709
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/28	2,000	2,358
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/29	2,000	2,331
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/30	1,000	1,158
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/33	2,000	2,279
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/35	5,000	5,452
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/36	6,430	6,984
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/37	6,500	7,039
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.000%	5/15/23	1,000	1,002
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	4.750%	5/15/33	8,675	8,686
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,074
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/25	8,750	9,814
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/26	3,595	4,012
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/27	1,495	1,661
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/28	1,570	1,736
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/29	1,650	1,816
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/30	1,730	1,896
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/31	1,815	1,982
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/32	1,905	2,074
Illinois Finance Authority Revenue (Memorial Health System)	5.250%	4/1/29	12,670	13,389
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/23	1,215	1,405
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/28	7,885	8,255
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/31	6,500	6,589
Illinois Finance Authority Revenue (Mercy Health System)	4.000%	12/1/32	10,000	10,053
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/33	3,840	4,179
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/34	3,500	3,795
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.250%	7/1/18 (Prere.)	8,500	8,929
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.750%	8/15/30	9,000	9,875
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/33	5,000	5,576
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/35	5,500	6,083
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.000%	7/1/36	2,500	2,755
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) VRDO	0.850%	5/1/17	15,700	15,700
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,187
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/22	2,000	2,294
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/23	3,750	4,282
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/23	1,000	1,170
Illinois Finance Authority Revenue (OSF Healthcare System)	4.500%	5/15/24	5,000	5,472
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/24	1,600	1,892
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/25	1,950	2,312
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/26	1,000	1,177
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/28	1,250	1,439
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/29	2,000	2,278
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/30	2,300	2,621
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/31	2,150	2,186
Illinois Finance Authority Revenue (Palos Community Hospital)	5.375%	5/15/30	24,070	25,943
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/24	5,000	5,566
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/25	8,000	8,903
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/26	8,000	8,921
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/27	10,000	11,157
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/28	13,750	15,186
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/32	10,000	10,745
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/33	1,800	1,680
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/30	2,500	2,562
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/31	2,000	2,035
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/32	2,000	2,022
Illinois Finance Authority Revenue (Rush University Medical Center)	6.375%	5/1/19 (Prere.)	7,000	7,732
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/25	2,870	3,375
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/26	4,000	4,668
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/27	4,000	4,614
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/28	4,000	4,573
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/25	1,000	1,155
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.500%	8/15/30	8,000	8,249
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	2,700	2,915
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,544
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/19	11,605	12,616
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20	3,185	3,560
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/20 (Prere.)	3,355	3,763
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/22	6,645	7,371
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/24	1,100	1,309

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (University of Chicago Medical Center)	5.000%	8/15/26	1,700	2,018
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,285
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/22	2,000	2,339
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	4,000	4,550
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/23	5,265	6,245
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/24	5,195	5,902
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/25	2,990	3,385
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/26	3,500	3,973
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	4,400	4,965
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/28	15,000	17,381
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	4,250	4,790
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/29	12,250	14,105
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/30	5,250	5,891
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	5,300	5,940
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/31	15,000	17,123
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	1,050	1,177
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	15,000	17,047
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/35	28,975	32,580
Illinois GO	5.000%	7/1/17	2,440	2,454
Illinois GO	5.000%	8/1/17	8,760	8,834
Illinois GO	5.000%	11/1/19	8,200	8,595
Illinois GO	5.000%	1/1/20 (4)	8,635	9,225
Illinois GO	5.000%	8/1/20	2,000	2,109
Illinois GO	5.000%	1/1/21 (4)	21,470	22,781
Illinois GO	5.250%	1/1/21	7,525	7,991
Illinois GO	5.000%	5/1/21	4,785	5,051
Illinois GO	5.000%	8/1/21	25,000	26,424
Illinois GO	5.000%	1/1/22	2,740	2,833
Illinois GO	5.000%	2/1/22	6,740	7,130
Illinois GO	5.000%	2/1/22	5,000	5,289
Illinois GO	5.000%	7/1/22	7,000	7,415
Illinois GO	5.000%	8/1/22 (4)	11,720	12,881
Illinois GO	5.000%	11/1/22	10,000	10,600
Illinois GO	5.000%	2/1/23	5,000	5,296
Illinois GO	5.000%	2/1/23	7,000	7,415
Illinois GO	5.000%	7/1/23	6,000	6,361
Illinois GO	5.000%	8/1/23	17,000	18,023
Illinois GO	5.000%	11/1/23	13,200	13,997
Illinois GO	4.000%	1/1/24	4,860	4,864
Illinois GO	5.000%	2/1/24	6,270	6,640
Illinois GO	5.000%	6/1/24	7,000	7,409
Illinois GO	5.500%	7/1/24	19,000	20,545
Illinois GO	5.000%	8/1/24	25,335	26,442
Illinois GO	5.000%	1/1/25	17,000	17,895
Illinois GO	5.000%	2/1/25	3,250	3,421
Illinois GO	5.000%	2/1/25	3,775	3,951
Illinois GO	5.000%	1/1/26	2,115	2,212
Illinois GO	5.000%	2/1/26	20,000	20,915
Illinois GO	5.000%	2/1/26	11,125	11,534
Illinois GO	5.000%	4/1/26 (4)	16,175	17,445
Illinois GO	5.500%	7/1/26	7,000	7,478
Illinois GO	5.000%	2/1/27	28,500	29,743
Illinois GO	5.000%	4/1/27	3,840	3,965
Illinois GO	5.500%	7/1/27	8,000	8,520
Illinois GO	5.000%	1/1/28	5,000	5,174
Illinois GO	5.000%	2/1/28	10,305	10,695
Illinois GO	5.000%	4/1/28 (4)	4,515	4,818
Illinois GO	5.250%	7/1/28	7,500	7,783
Illinois GO	5.000%	1/1/29	19,200	19,757
Illinois GO	5.250%	2/1/29	8,750	9,079
Illinois GO	5.000%	3/1/29	23,000	23,393
Illinois GO	5.250%	2/1/30	13,000	13,408
Illinois GO	5.000%	11/1/30	5,000	5,107
Illinois GO	5.000%	1/1/31	11,000	11,095
Illinois GO	5.250%	2/1/31	9,000	9,236
Illinois GO	5.000%	3/1/31	7,985	8,056
Illinois GO	5.250%	7/1/31	6,000	6,146
Illinois GO	5.000%	9/1/31	6,500	6,535
Illinois GO	4.000%	6/1/33	20,880	18,632
Illinois GO	5.500%	7/1/33 (4)	3,300	3,587
Illinois Regional Transportation Authority Revenue	6.250%	7/1/22 (4)	5,000	6,078

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Regional Transportation Authority Revenue	6.000%	7/1/23 (14)	5,000	6,132
Illinois Regional Transportation Authority Revenue	6.250%	7/1/23 (4)	11,475	14,234
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	12,527
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	10,335
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	6,461
Illinois Sales Tax Revenue	5.000%	6/15/19 (Prere.)	1,345	1,456
Illinois Sales Tax Revenue	5.000%	6/15/20	3,880	4,152
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	10,731
Illinois Sales Tax Revenue	5.000%	6/15/21	15,000	16,895
Illinois Sales Tax Revenue	5.000%	6/15/22	22,720	25,988
Illinois Toll Highway Authority Revenue	5.000%	1/1/22	4,100	4,705
Illinois Toll Highway Authority Revenue	5.000%	12/1/22	12,700	14,825
Illinois Toll Highway Authority Revenue	5.000%	1/1/27	1,250	1,430
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	2,500	2,738
Illinois Toll Highway Authority Revenue	5.000%	1/1/28	1,250	1,423
Illinois Toll Highway Authority Revenue	5.000%	1/1/29	3,500	3,964
Illinois Toll Highway Authority Revenue	5.000%	1/1/30	3,745	4,218
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	1,410	1,596
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,100	6,922
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	8,000	8,971
Illinois Toll Highway Authority Revenue	5.000%	12/1/31	12,000	13,781
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	1,650	1,860
Illinois Toll Highway Authority Revenue	5.000%	1/1/32	9,000	10,057
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	7,000	7,999
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	2,500	2,807
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	11,100	12,482
Illinois Toll Highway Authority Revenue	5.000%	1/1/33	9,000	10,022
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	3,850	4,305
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	2,000	2,258
Illinois Toll Highway Authority Revenue	5.000%	1/1/34	11,700	13,097
Illinois Toll Highway Authority Revenue	5.000%	1/1/35	2,060	2,316
Kane McHenry Cook & DeKalb County IL Unit School District GO	5.000%	1/1/21	1,715	1,913
Lake County IL Community High School District No. 127 GO	0.000%	2/1/19	5,000	4,855
Lake County IL Community High School District No. 127 GO	0.000%	2/1/20	5,000	4,734
Lake County IL Community High School District No. 127 GO	0.000%	2/1/22	5,690	5,124
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/31	3,500	3,963
McHenry & Kane Counties IL Community Consolidated School District No. 158 GO	5.625%	1/15/32	4,000	4,514
McHenry County IL Conservation District GO	5.000%	2/1/22	3,000	3,444
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/19 (14)	38,440	36,711
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	5,241
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	26,233
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	16,943
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	23,795	18,364
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	29,785	21,568
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	7,581
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	9,400	6,317
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	40,000	23,410
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	115	66
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	72,685	38,341
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	41,400	20,005
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	44,205	23,833
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	25,135	12,838
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/24	1,125	1,314
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/25	3,000	3,515
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/26	2,200	2,596
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/27	1,985	2,337
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/31	1,750	1,806
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/32	2,000	2,051
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,022
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,205
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	5.500%	6/1/23	38,000	43,177
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,376
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/25	3,850	4,492
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/26	3,500	4,115
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/27	3,500	4,127

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwestern Illinois Development Authority Health Facilities Revenue
(Hospital Sisters Services Inc.)	5.000%	2/15/28	8,750	10,365
Southwestern Illinois Development Authority Revenue (Local Government Program)	5.000%	4/15/30	10,000	10,868
Springfield IL Water Revenue	5.000%	3/1/29	2,525	2,853
Springfield IL Water Revenue	5.000%	3/1/30	2,000	2,240
Springfield IL Water Revenue	5.000%	3/1/31	2,785	3,115
Springfield IL Water Revenue	5.000%	3/1/32	3,035	3,395
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/21	3,430	3,763
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/22	6,015	6,576
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/29	2,075	2,323
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/30	2,000	2,229
University of Illinois Auxiliary Facilities System Revenue	5.250%	4/1/30	5,000	5,465
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/31	2,420	2,681
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/33	2,000	2,197
University of Illinois Auxiliary Facilities System Revenue	5.000%	4/1/34	2,000	2,188
University of Illinois COP	4.000%	8/15/19	10,000	10,560
University of Illinois COP	4.000%	10/1/19	5,115	5,415
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/23	1,715	1,956
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/24	7,950	8,976
Waubonsee IL Community College District No. 516 GO	5.000%	12/15/25	3,405	3,821
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/28	9,800	9,042
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/29	5,920	3,063
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/30	5,680	2,777
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/30	5,500	5,028
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,324
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/24	7,980	6,667
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/25	4,065	3,279
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/26	3,645	2,809
Winnebago & Boone Counties IL Rockford School District No. 205 GO	0.000%	2/1/27	2,000	1,480
				2,999,526
Indiana (1.2%)
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/31	5,000	5,839
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/32	8,105	9,408
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/33	9,110	10,519
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	7/15/34	9,630	11,036
Carmel IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/36	13,470	15,207
Franklin IN Community Multi-School Building Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,883
Indiana Bond Bank Special Program Gas Revenue	5.250%	10/15/21	145	166
Indiana Finance Authority Facilities Revenue (Miami Correctional Facility - Phase II)	5.000%	7/1/18 (ETM)	4,085	4,281
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,281
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/20	4,370	4,625
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/23	3,570	3,775
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/24	10,855	11,515
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/25	13,895	14,735
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/26	14,425	15,290
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,126
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	15,110	18,145
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/22	1,295	1,492
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/24	2,500	2,898
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/25	2,500	2,861
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/26	2,500	2,828
Indiana Finance Authority Hospital Revenue (Community Health Network)	5.000%	5/1/27	2,500	2,811
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/17	1,520	1,557
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/18	1,125	1,195
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/24	1,400	1,686
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/26	1,030	1,210
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/27	1,000	1,167
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/28	2,600	3,015
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/30	1,000	1,144
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/33	3,000	3,417
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/34	18,515	21,001
Indiana Finance Authority Hospital Revenue (Indiana University Health Obligated Group)	5.000%	12/1/35	19,220	21,712
Indiana Finance Authority Hospital Revenue (Parkview Health System)	5.000%	5/1/29	3,000	3,328
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	7,655

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Indiana Finance Authority Revenue	5.000%	2/1/21	3,430	3,903
Indiana Finance Authority Revenue	5.000%	2/1/21	6,225	7,084
Indiana Finance Authority Revenue	5.000%	2/1/23	11,000	13,062
Indiana Finance Authority Revenue	5.000%	2/1/24	10,000	12,056
Indiana Finance Authority Revenue	5.000%	2/1/26	2,045	2,516
Indiana Finance Authority Revenue	5.000%	2/1/27	4,140	5,099
Indiana Finance Authority Revenue	5.000%	2/1/27	7,815	9,626
Indiana Finance Authority Revenue	5.000%	8/1/27	1,705	2,094
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/21	1,225	1,370
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/22	1,000	1,136
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/24	2,000	2,257
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/25	1,000	1,117
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/29	1,800	2,059
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/30	3,250	3,545
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/30	1,250	1,424
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/31	1,650	1,868
Indiana Finance Authority Revenue (Community Foundation of Northwest Indiana Obligated Group)	5.000%	9/1/36	2,000	2,217
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/27	3,000	3,613
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/29	5,000	5,952
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/30	6,000	7,100
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/31	10,130	11,940
Indiana Finance Authority Revenue (State Revolving Fund)	5.000%	2/1/32	9,150	10,470
Indiana Finance Authority Revenue (Trinity Health)	5.000%	12/1/28	6,295	6,988
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/21	2,665	3,060
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/24	1,000	1,174
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/27	1,000	1,169
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/28	2,180	2,532
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	2,295	2,648
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/29	5,000	5,651
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/30	5,490	6,193
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/31	3,325	3,742
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,425
Indiana Health Facility Financing Authority Revenue (Parkview Health System Obligated Group)	1.418%	5/1/31 (2)	3,050	2,833
Indiana Municipal Power Agency Revenue	5.625%	1/1/19 (Prere.)	4,640	4,994
Indiana Municipal Power Agency Revenue	5.750%	1/1/19 (Prere.)	2,000	2,157
Indiana Municipal Power Agency Revenue	5.000%	1/1/33	7,245	8,324
Indiana Municipal Power Agency Revenue	5.000%	1/1/34	19,000	21,716
Indiana Municipal Power Agency Revenue	5.000%	1/1/35	20,000	22,757
Indiana Municipal Power Agency Revenue	5.000%	1/1/36	12,500	14,180
Indiana Office Building Commission Facilities Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	2,730
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,150
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,000	1,150
Indiana University Student Fee Revenue	5.000%	8/1/21 (Prere.)	1,560	1,794
Indiana University Student Fee Revenue	5.000%	8/1/21	4,500	5,180
Indiana University Student Fee Revenue	5.000%	8/1/22	6,370	7,490
Indiana University Student Fee Revenue	5.000%	8/1/23	3,510	4,145
Indiana University Student Fee Revenue	5.000%	8/1/24	2,175	2,561
Indiana University Student Fee Revenue	5.000%	8/1/25	2,040	2,396
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	3,936
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	17,435
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,985	2,087
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	2,085	2,192
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,895	1,992
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	8/1/18 (Prere.)	1,425	1,498
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/19	3,000	3,198
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/20	1,545	1,695
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	2/1/20	5,000	5,317
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/21	8,590	9,479
Indianapolis IN Local Public Improvement Bond Bank Revenue	5.000%	1/15/22	7,000	7,715
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	4,712
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	3,879
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/28	4,065	4,620
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.500%	2/1/29	4,370	4,963
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	1,955	2,101
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/29	8,045	8,642
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	7,000	7,448
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/25	4,330	5,045
Lake Central IN Multi-District School Building Corp. Revenue	5.000%	7/15/26	4,835	5,601
Purdue University Indiana University COP	5.000%	7/1/20	2,000	2,236

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Purdue University Indiana University COP	5.000%	7/1/34	3,485	4,049
Purdue University Indiana University COP	5.000%	7/1/36	1,655	1,909
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/19	1,110	1,180
Purdue University Indiana University Student Facilities System Revenue	4.000%	7/1/20	2,170	2,359
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/32	1,850	2,189
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/33	2,505	2,948
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/34	1,590	1,861
Purdue University Indiana University Student Facilities System Revenue	5.000%	7/1/36	1,255	1,458
				608,199
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.500%	6/15/20 (Prere.)	2,000	2,258
Ames IA Hospital Revenue (Mary Greeley Medical Center)	5.625%	6/15/20 (Prere.)	2,000	2,265
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	8/15/19 (Prere.)	5,500	6,014
Iowa Finance Authority Health Facilities Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,351
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	3,435	3,516
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	58,100	59,080
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	500	506
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/27	2,955	3,034
Iowa Finance Authority Revenue	5.000%	8/1/20	3,000	3,362
Iowa Special Obligation Revenue	5.000%	6/1/24	4,000	4,822
Iowa Special Obligation Revenue	5.000%	6/1/27	5,450	6,620
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/27	5,985	6,627
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/28	6,280	6,946
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	4,000	4,463
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	1,150	1,283
Iowa Special Obligation Revenue (Prison Infrastructure)	5.000%	6/15/20 (Prere.)	2,100	2,343
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	5,777
2 Polk County IA GO	4.000%	6/1/22	12,620	14,145
2 Polk County IA GO	4.000%	6/1/23	13,050	14,529
				161,941
Kansas (0.7%)
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	380	398
Cowley County KS Unified School District GO	4.750%	9/1/18 (Prere.)	3,500	3,666
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,300	3,456
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/26	600	676
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/27	500	558
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/28	500	553
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/29	500	549
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/30	500	546
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/31	650	706
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/23	1,000	1,192
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,000	1,208
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/24	1,500	1,811
Johnson County KS Unified School District No. 233 GO	5.000%	9/1/25	1,650	2,008
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/29	1,000	1,088
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	24,000	27,006
Kansas Department of Transportation Highway Revenue	5.000%	9/1/20	5,000	5,623
Kansas Department of Transportation Highway Revenue	5.000%	9/1/21	10,000	11,552
Kansas Department of Transportation Highway Revenue	5.000%	9/1/22	7,425	8,753
Kansas Department of Transportation Highway Revenue	5.000%	9/1/25	10,000	12,056
Kansas Department of Transportation Highway Revenue	5.000%	9/1/26	13,300	15,948
Kansas Department of Transportation Highway Revenue	5.000%	9/1/27	14,000	16,678
Kansas Department of Transportation Highway Revenue	5.000%	9/1/28	11,400	13,519
Kansas Department of Transportation Highway Revenue	5.000%	9/1/29	15,525	18,288
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/30	1,000	1,081
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/31	1,000	1,067
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.000%	3/1/34	2,000	2,127
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	1,500	1,533
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	6,000	6,133
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.000%	11/15/17 (Prere.)	2,800	2,862
Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.500%	11/15/29	10,435	11,411
3 Kansas Development Finance Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group) TOB VRDO	1.020%	5/5/17	8,000	8,000
Kansas Development Finance Authority Revenue	5.000%	5/1/20	11,400	12,638

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Development Finance Authority Revenue	5.000%	5/1/23	10,000	11,676
Kansas Development Finance Authority Revenue	5.000%	5/1/25	10,000	11,825
Kansas Development Finance Authority Revenue	5.000%	5/1/26	13,290	15,677
Kansas Development Finance Authority Revenue	5.000%	5/1/27	23,500	27,603
Kansas Development Finance Authority Revenue	5.000%	5/1/28	7,000	8,182
Kansas Development Finance Authority Revenue	5.000%	4/1/29	7,025	7,934
Kansas Development Finance Authority Revenue	5.000%	4/1/32	13,000	14,491
Kansas Development Finance Authority Revenue	5.000%	4/1/33	15,045	16,710
Kansas Development Finance Authority Revenue	5.000%	4/1/34	5,795	6,413
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/19	6,730	7,202
Kansas Development Finance Authority Revenue
(Kansas Department of Commerce Impact Program)	5.000%	6/1/20	7,070	7,748
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/20 (Prere.)	6,510	7,196
Kansas Development Finance Authority Revenue
(Sisters of Charity of Leavenworth Health System)	5.250%	1/1/25	990	1,080
Lawrence KS Water & Sewage System Revenue	5.000%	11/1/28	3,575	4,263
Leavenworth County KS Unified School District GO	4.500%	3/1/18 (12)	1,030	1,061
Leavenworth County KS Unified School District GO	4.500%	3/1/19 (12)	1,000	1,063
Leavenworth County KS Unified School District GO	4.500%	9/1/19 (12)	600	647
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,265	1,370
Leavenworth County KS Unified School District GO	4.750%	9/1/19 (Prere.)	1,165	1,262
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,360	1,481
Leavenworth County KS Unified School District GO	5.000%	9/1/19 (Prere.)	1,060	1,154
Leavenworth County KS Unified School District GO	4.500%	3/1/20 (12)	1,115	1,195
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/22	750	868
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/23	1,500	1,762
				354,553
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/25	720	813
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/26	570	645
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/27	615	685
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/28	630	693
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	5,278
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	15,547
Kentucky Asset/Liability Commission Agency Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	7,752
Kentucky Economic Development Finance Authority Health System Revenue
(Norton Healthcare Inc. & Affiliates)	0.000%	10/1/25 (14)	12,000	9,119
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/18	1,840	1,885
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,555
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/20	2,985	3,221
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,144
Kentucky Economic Development Finance Authority Medical Center Revenue
(King’s Daughters Medical Center Project)	5.000%	2/1/30	7,000	7,269
1 Kentucky Economic Development Finance Authority Revenue (Catholic Health Initiatives) PUT	1.568%	2/1/20	40,000	39,278
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/25 (14)	4,500	5,340
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/27 (14)	4,425	5,125
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/28 (14)	3,500	3,996
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/29 (14)	4,000	4,531
Kentucky Municipal Power Agency Power System Revenue	5.000%	9/1/30 (14)	2,370	2,673
Kentucky Property & Building Commission Revenue	5.000%	8/1/17	1,600	1,617
Kentucky Property & Building Commission Revenue	5.000%	10/1/17	1,170	1,190
Kentucky Property & Building Commission Revenue	5.000%	11/1/17	8,570	8,749
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,120	5,432
Kentucky Property & Building Commission Revenue	5.000%	11/1/18 (Prere.)	5,000	5,305
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	5,510	5,912
Kentucky Property & Building Commission Revenue	5.250%	2/1/19 (Prere.)	4,425	4,748
Kentucky Property & Building Commission Revenue	5.500%	8/1/19 (2)	6,870	7,503
Kentucky Property & Building Commission Revenue	5.000%	10/1/19 (2)	5,000	5,431
Kentucky Property & Building Commission Revenue	5.500%	8/1/20 (2)	4,320	4,850
Kentucky Property & Building Commission Revenue	5.000%	11/1/20	4,500	4,756
Kentucky Property & Building Commission Revenue	5.000%	8/1/21	35,000	38,833
Kentucky Property & Building Commission Revenue	5.250%	2/1/23 (12)	705	755
Kentucky Property & Building Commission Revenue	5.250%	2/1/25 (12)	570	609
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/20	1,700	1,553

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/23	1,720	1,388
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,065	7,401
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/18 (Prere.)	7,000	7,333
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/22	1,000	1,164
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/24	1,450	1,725
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/29	3,905	4,486
Kentucky Turnpike Authority Economic Development Road Revenue (Revitalization Project)	5.000%	7/1/31	5,210	5,944
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/25	1,250	1,469
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/26	5,370	6,333
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.000%	10/1/27	2,000	2,331
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/25	8,900	9,747
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/30	14,775	15,823
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/31	9,000	9,590
Paducah KY Electric Plant Board Revenue	5.000%	10/1/25 (4)	1,665	1,939
Paducah KY Electric Plant Board Revenue	5.000%	10/1/26 (4)	1,110	1,298
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/20	1,180	1,297
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/28	4,000	4,481
				298,541
Louisiana (0.8%)
Bossier City LA Utilities Revenue	5.000%	10/1/29	1,000	1,160
Bossier City LA Utilities Revenue	5.000%	10/1/31	1,000	1,149
Bossier City LA Utilities Revenue	5.000%	10/1/32	1,000	1,144
Bossier City LA Utilities Revenue	5.000%	10/1/33	3,000	3,416
East Baton Rouge Parish LA Industrial Development Board Revenue (ExxonMobil Project) VRDO	0.860%	5/1/17	19,275	19,275
East Baton Rouge Parish LA Sales Tax Revenue	5.000%	8/1/19 (Prere.)	5,165	5,612
Ernest N. Morial - New Orleans LA Exhibition Hall Authority Special Tax Revenue	5.000%	7/15/27	2,800	3,165
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/34 (4)	1,500	1,725
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/36 (4)	2,000	2,281
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/18	1,000	1,037
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,075
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19 (Prere.)	1,000	1,075
Jefferson Parish LA Environmental Facilities & Community Development Authority Revenue	5.000%	4/1/19	1,030	1,102
Lafayette LA Communications System Revenue	5.000%	11/1/23 (4)	2,000	2,339
Lafayette LA Communications System Revenue	5.000%	11/1/24 (4)	5,310	6,278
Lafayette LA Communications System Revenue	5.000%	11/1/25 (4)	1,500	1,764
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/31	20,665	23,681
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/32	10,000	11,405
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/33	5,905	6,706
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/34	4,000	4,527
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/35	7,095	8,000
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.158%	5/1/17	10,000	9,999
1 Louisiana Gasoline & Fuel Tax Revenue PUT	1.238%	5/1/18	34,500	34,325
Louisiana GO	5.000%	8/1/25	2,375	2,814
Louisiana GO	5.000%	12/1/26	7,870	9,251
Louisiana GO	5.000%	5/1/29	14,815	17,078
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/29	1,525	1,721
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/31	3,140	3,503
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/33	3,500	3,873
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/34	2,550	2,811
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,101
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,175
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,208
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/26 (4)	1,700	1,936
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/28 (4)	1,875	2,116
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Plaquemines Project)	5.000%	9/1/31 (4)	1,420	1,585

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.625%	10/1/30	15,905	17,606
Louisiana Office Facilities Corp. Lease Revenue (Capitol Complex Project)	5.000%	5/1/19	4,495	4,829
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/31	7,055	7,978
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/32	8,440	9,499
Louisiana Public Facilities Authority Revenue (Loyola University)	5.250%	10/1/21 (Prere.)	4,000	4,661
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/36 (4)	2,200	2,408
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17 (ETM)	415	416
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,105	1,107
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/17 (Prere.)	4,170	4,179
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/23	400	464
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/24	510	598
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/25	850	1,001
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.000%	5/15/27	1,000	1,155
Louisiana Public Facilities Authority Revenue (Ochsner Clinic Foundation Project)	5.250%	5/15/27	10,995	11,033
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/24	2,125	2,433
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/25	5,445	6,173
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/26	5,000	5,636
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/27	3,770	4,242
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	3,650	4,083
Louisiana State University Revenue	5.000%	7/1/29	3,180	3,587
Louisiana State University Revenue	5.000%	7/1/30	1,000	1,122
Louisiana State University Revenue	5.000%	7/1/32	2,765	3,079
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,257
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,503
New Orleans LA GO	5.125%	12/1/17 (Prere.)	10,000	10,252
New Orleans LA GO	5.000%	12/1/23	2,250	2,584
New Orleans LA GO	5.000%	12/1/24	2,500	2,867
New Orleans LA GO	5.000%	12/1/25	2,500	2,855
New Orleans LA GO	5.000%	12/1/26 (4)	3,770	4,294
New Orleans LA GO	5.000%	12/1/27 (4)	2,260	2,568
New Orleans LA GO	5.000%	12/1/28 (4)	2,310	2,613
New Orleans LA Sewage Service Revenue	5.000%	6/1/26	500	583
New Orleans LA Sewage Service Revenue	5.000%	6/1/29	1,100	1,254
New Orleans LA Sewage Service Revenue	5.000%	6/1/34	1,385	1,543
New Orleans LA Sewage Service Revenue	5.000%	6/1/35	950	1,054
New Orleans LA Water Revenue	5.000%	12/1/23	1,000	1,162
New Orleans LA Water Revenue	5.000%	12/1/23	655	761
New Orleans LA Water Revenue	5.000%	12/1/24	550	644
New Orleans LA Water Revenue	5.000%	12/1/24	1,000	1,172
New Orleans LA Water Revenue	5.000%	12/1/25	500	588
New Orleans LA Water Revenue	5.000%	12/1/26	1,000	1,170
New Orleans LA Water Revenue	5.000%	12/1/27	865	1,004
New Orleans LA Water Revenue	5.000%	12/1/28	1,200	1,381
New Orleans LA Water Revenue	5.000%	12/1/28	550	633
New Orleans LA Water Revenue	5.000%	12/1/29	1,000	1,143
New Orleans LA Water Revenue	5.000%	12/1/29	650	742
New Orleans LA Water Revenue	5.000%	12/1/30	500	568
New Orleans LA Water Revenue	5.000%	12/1/31	1,430	1,617
New Orleans LA Water Revenue	5.000%	12/1/32	1,345	1,515
New Orleans LA Water Revenue	5.000%	12/1/33	760	852
New Orleans LA Water Revenue	5.000%	12/1/34	2,600	2,917
New Orleans LA Water Revenue	5.000%	12/1/34	1,430	1,596
New Orleans LA Water Revenue	5.000%	12/1/35	700	778
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	23,265	24,443
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/31	10,000	10,741
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/32	12,365	13,429
Tobacco Settlement Financing Corp. Louisiana Revenue	5.250%	5/15/33	5,000	5,406
				425,190
Maine (0.0%)
Maine GO	5.000%	6/1/19	5,000	5,418
Maine Municipal Bond Bank Revenue	5.000%	11/1/25	2,000	2,393
Maine Municipal Bond Bank Revenue	5.000%	11/1/26	2,000	2,391
Maine Municipal Bond Bank Revenue	5.000%	11/1/27	2,215	2,631
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,085
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,079
Portland ME Airport Revenue	5.000%	1/1/23 (4)	1,000	1,085
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,739
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,075

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,843
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,279
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,344
				23,362
Maryland (3.8%)
Anne Arundel County MD GO	5.000%	4/1/19	1,885	2,029
Anne Arundel County MD GO	5.000%	4/1/19	1,030	1,109
Anne Arundel County MD GO	5.000%	10/1/19	3,110	3,403
Anne Arundel County MD GO	5.000%	10/1/19	8,240	9,017
Anne Arundel County MD GO	5.000%	10/1/19	4,830	5,286
Anne Arundel County MD GO	5.000%	4/1/20	1,855	2,061
Anne Arundel County MD GO	5.000%	4/1/20	830	922
Anne Arundel County MD GO	5.000%	4/1/20	2,255	2,505
Anne Arundel County MD GO	5.000%	10/1/20	3,110	3,506
Anne Arundel County MD GO	5.000%	10/1/20	4,735	5,338
Anne Arundel County MD GO	5.000%	4/1/21	6,395	7,307
Anne Arundel County MD GO	5.000%	4/1/21	1,880	2,148
Anne Arundel County MD GO	5.000%	4/1/21	1,135	1,297
Anne Arundel County MD GO	5.000%	4/1/21	2,590	2,959
Anne Arundel County MD GO	5.000%	10/1/21	1,455	1,683
Anne Arundel County MD GO	5.000%	10/1/21	3,110	3,597
Anne Arundel County MD GO	5.000%	10/1/21	6,185	7,153
Anne Arundel County MD GO	5.000%	10/1/21	4,715	5,453
Anne Arundel County MD GO	5.000%	10/1/21	3,615	4,181
Anne Arundel County MD GO	5.000%	10/1/21	2,125	2,458
Anne Arundel County MD GO	5.000%	10/1/22	3,615	4,269
Anne Arundel County MD GO	5.000%	10/1/22	2,125	2,509
Anne Arundel County MD GO	5.000%	4/1/23	4,000	4,768
Anne Arundel County MD GO	5.000%	10/1/23	3,615	4,348
Anne Arundel County MD GO	5.000%	10/1/23	2,125	2,556
Anne Arundel County MD GO	5.000%	10/1/24	1,455	1,776
Anne Arundel County MD GO	5.000%	10/1/24	3,110	3,796
Anne Arundel County MD GO	5.000%	10/1/24	2,445	2,985
Anne Arundel County MD GO	5.000%	10/1/24	3,850	4,700
Anne Arundel County MD GO	5.000%	10/1/25	4,605	5,677
Anne Arundel County MD GO	5.000%	10/1/25	3,110	3,834
Anne Arundel County MD GO	5.000%	10/1/25	1,455	1,794
Anne Arundel County MD GO	5.000%	10/1/25	2,400	2,959
Anne Arundel County MD GO	5.000%	10/1/26	4,160	5,098
Anne Arundel County MD GO	5.000%	10/1/26	3,110	3,811
Anne Arundel County MD GO	5.000%	10/1/26	1,455	1,783
Anne Arundel County MD GO	5.000%	10/1/27	3,110	3,789
Baltimore County MD GO	5.000%	8/1/19	3,000	3,267
Baltimore County MD GO	5.000%	2/1/20	1,000	1,106
Baltimore County MD GO	5.000%	8/1/21	2,600	2,998
Baltimore County MD GO	5.000%	8/1/21	5,000	5,765
Baltimore County MD GO	5.000%	8/1/21	6,705	7,731
Baltimore County MD GO	5.000%	2/1/22	3,000	3,495
Baltimore County MD GO	4.000%	3/1/30	4,000	4,467
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/20	4,050	4,546
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/21	5,800	6,687
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,585	1,821
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,570	1,804
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,250	1,436
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,745	2,005
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	1,905	2,189
Baltimore MD Project Revenue	5.000%	7/1/21 (Prere.)	2,075	2,384
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,142
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,660
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,249
Calvert County MD GO	5.000%	7/1/23	3,300	3,956
Frederick County MD GO	5.000%	2/1/23	4,485	5,334
Howard County MD GO	5.000%	8/15/20	14,125	15,873
Howard County MD GO	5.000%	8/15/21	14,440	16,651
Howard County MD GO	5.000%	8/15/21 (Prere.)	1,820	2,097
Howard County MD GO	5.000%	2/15/22	13,605	15,864
Howard County MD GO	5.000%	8/15/24	2,680	3,079
Maryland Department of Transportation Revenue	5.000%	2/15/19	34,000	36,433
Maryland Department of Transportation Revenue	5.000%	6/1/19	8,155	8,828
Maryland Department of Transportation Revenue	5.000%	11/1/19	19,000	20,846
Maryland Department of Transportation Revenue	5.000%	2/15/20	41,400	45,802

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Maryland Department of Transportation Revenue	5.000%	5/1/20	13,000	14,456
Maryland Department of Transportation Revenue	5.000%	6/1/20	8,850	9,877
Maryland Department of Transportation Revenue	4.000%	9/1/20	18,480	20,172
Maryland Department of Transportation Revenue	5.000%	11/1/20	11,585	13,087
Maryland Department of Transportation Revenue	5.000%	2/15/21	46,790	53,225
2 Maryland Department of Transportation Revenue	5.000%	5/1/21	16,005	18,286
Maryland Department of Transportation Revenue	5.000%	11/1/21	12,000	13,886
Maryland Department of Transportation Revenue	5.000%	11/1/23	25,000	30,185
Maryland Department of Transportation Revenue	4.000%	12/15/28	17,390	19,190
Maryland Department of Transportation Revenue	4.000%	12/15/29	27,000	29,551
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	6,000	6,558
Maryland Economic Development Corp. Revenue (Constellation Energy Group, Inc. Project) PUT	2.550%	6/1/20	5,150	5,131
Maryland GO	4.500%	8/1/18	35,465	37,059
Maryland GO	5.000%	8/1/18	2,175	2,286
Maryland GO	5.000%	8/1/18	3,000	3,154
Maryland GO	5.000%	3/1/19	5,000	5,368
Maryland GO	5.000%	3/1/19	10,395	11,160
Maryland GO	5.000%	8/1/19	5,015	5,461
Maryland GO	5.000%	8/1/19	5,000	5,445
Maryland GO	5.000%	8/1/19	5,100	5,554
Maryland GO	5.000%	3/1/20	14,640	16,231
Maryland GO	5.000%	3/15/20	16,615	18,443
Maryland GO	4.500%	8/1/20	13,550	14,989
Maryland GO	5.000%	8/1/20	17,900	20,092
Maryland GO	5.000%	8/1/20	5,145	5,775
Maryland GO	5.250%	8/1/20	4,000	4,522
Maryland GO	5.000%	3/1/21	31,755	36,230
Maryland GO	5.000%	3/1/21	7,580	8,648
Maryland GO	5.000%	3/1/21	13,965	15,933
Maryland GO	4.000%	8/1/21	43,490	48,290
Maryland GO	5.000%	8/1/21	16,350	18,851
Maryland GO	5.000%	8/1/21	2,230	2,571
Maryland GO	5.000%	8/1/21	33,110	38,175
Maryland GO	5.000%	3/1/22 (Prere.)	7,150	8,328
Maryland GO	5.000%	3/1/22	32,550	37,995
Maryland GO	5.000%	3/1/22 (Prere.)	37,360	43,515
Maryland GO	5.000%	3/15/22	5,345	6,245
Maryland GO	5.000%	8/1/22	71,720	84,478
Maryland GO	5.000%	8/1/22	4,500	5,300
Maryland GO	5.000%	8/1/22	29,215	34,412
Maryland GO	5.000%	8/1/22	115,660	136,235
Maryland GO	4.000%	8/1/23	37,875	43,156
Maryland GO	5.000%	8/1/23	14,805	17,776
Maryland GO	5.000%	8/1/23	71,995	86,441
Maryland GO	5.000%	8/1/24	3,000	3,659
Maryland GO	4.000%	8/1/26	28,000	31,372
Maryland GO	4.000%	6/1/29	68,270	75,311
Maryland GO	4.000%	6/1/30	73,035	80,022
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/28	5,685	6,698
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/29	2,000	2,340
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/30	2,180	2,529
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated Group)	5.500%	1/1/36	5,030	5,682
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/21	800	916
Maryland Health & Higher Educational Facilities Authority Revenue (Anne Arundel Health System)	5.000%	7/1/23	900	1,046
1 Maryland Health & Higher Educational Facilities Authority Revenue
(Johns Hopkins Health System Obligated Group) PUT	1.209%	5/15/18	10,000	10,005
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	5.000%	6/1/29	1,000	1,098
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/31	5,580	6,267
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/32	6,630	7,398
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/33	5,000	5,545
Maryland Health & Higher Educational Facilities Authority Revenue
(Meritus Medical Center, Inc.)	5.000%	7/1/34	2,600	2,854
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/18	2,500	2,614
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/18 (Prere.)	9,000	9,436

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.500%	7/1/18 (Prere.)	3,800	3,995
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/19	1,700	1,781
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.500%	7/1/20	1,500	1,552
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.250%	7/1/21	2,000	2,097
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	4.750%	7/1/23	900	929
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	8,689
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/23	12,970	15,403
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/24	12,000	14,470
Maryland Water Quality Financing Administration Bay Restoration Revolving Loan Fund Revenue	5.000%	3/1/25	14,000	16,676
Montgomery County MD GO	5.000%	7/1/17	3,460	3,485
Montgomery County MD GO	5.000%	7/1/19	8,790	9,546
Montgomery County MD GO	5.000%	11/1/20	11,370	12,857
Montgomery County MD GO	5.000%	7/1/21	2,500	2,875
Montgomery County MD GO	5.000%	7/1/21	2,380	2,737
Montgomery County MD GO	5.000%	11/1/22	39,265	46,443
Montgomery County MD GO	5.000%	11/1/22	13,750	16,264
Montgomery County MD GO	5.000%	11/1/23	18,000	21,684
Montgomery County MD GO	5.000%	11/1/23	14,750	17,759
Montgomery County MD GO	5.000%	11/1/26	8,300	10,062
Montgomery County MD GO	4.000%	12/1/30	14,000	15,354
Prince Georges County MD GO	5.000%	8/1/21	13,745	15,848
Prince Georges County MD GO	5.000%	9/15/21	4,975	5,752
Prince Georges County MD GO	5.000%	9/1/23	10,865	13,065
Prince Georges County MD GO	4.000%	9/1/26	2,000	2,255
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/19	4,995	5,374
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/29	6,100	6,777
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/30	6,345	6,995
University of Maryland Auxiliary Facility & Tuition Revenue	4.000%	4/1/31	6,600	7,222
University of Maryland Auxiliary Facility & Tuition Revenue	5.000%	4/1/32	6,840	8,215
Washington MD Suburban Sanitary Commission GO	5.000%	6/1/20	4,415	4,931
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/31	8,185	8,818
Washington MD Suburban Sanitary Commission GO	4.000%	6/1/32	8,515	9,106
				2,003,909
Massachusetts (3.0%)
Boston MA GO	5.000%	4/1/20	6,000	6,669
Boston MA GO	5.000%	2/1/23	4,760	5,510
Massachusetts Bay Transportation Authority Assessment Revenue	5.000%	7/1/19	15,000	16,308
3 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.000%	5/5/17	40,776	40,775
Massachusetts Clean Water Trust Revenue	5.000%	2/1/21	1,900	2,163
Massachusetts Clean Water Trust Revenue	5.000%	8/1/21	5,000	5,765
Massachusetts Clean Water Trust Revenue	5.000%	2/1/22	750	874
Massachusetts Clean Water Trust Revenue	5.000%	8/1/22	500	589
Massachusetts Clean Water Trust Revenue	5.000%	2/1/26	1,240	1,506
Massachusetts Clean Water Trust Revenue	5.000%	8/1/26	2,950	3,659
Massachusetts College Building Authority Revenue	5.125%	5/1/19 (Prere.)	1,420	1,535
Massachusetts College Building Authority Revenue	5.250%	5/1/19 (Prere.)	2,250	2,438
Massachusetts College Building Authority Revenue	5.000%	5/1/28	1,290	1,426
Massachusetts College Building Authority Revenue	5.000%	5/1/29	2,905	3,343
Massachusetts College Building Authority Revenue	5.000%	5/1/30	4,820	5,527
Massachusetts College Building Authority Revenue	5.000%	5/1/31	6,040	6,884
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	2,871
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	16,180
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	14,923
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,458
Massachusetts Development Finance Agency Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,335
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/20	1,205	1,341
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/21	1,760	2,000
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/22	2,125	2,398
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/23	2,235	2,508
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/24	1,500	1,673
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/25	1,600	1,772
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/26	1,100	1,213
Massachusetts Development Finance Agency Revenue (Berkshire Health System)	5.000%	10/1/27	1,165	1,281
Massachusetts Development Finance Agency Revenue (Boston College)	5.000%	7/1/29	9,500	10,590
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/24	1,000	1,153
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/25	1,000	1,151

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/26	1,000	1,150
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/32	3,760	4,104
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	3,490	3,772
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/35	5,240	5,921
Massachusetts Development Finance Agency Revenue (Dana-Farber Cancer Institute)	5.000%	12/1/36	2,000	2,253
Massachusetts Development Finance Agency Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	6,765	7,194
Massachusetts Development Finance Agency Revenue (Emerson College)	5.500%	1/1/30	15,000	15,976
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/19	4,000	4,350
Massachusetts Development Finance Agency Revenue (Harvard University)	4.000%	7/15/20	2,500	2,724
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/20	6,500	7,286
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/21	3,000	3,455
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/34	10,800	12,804
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/23	1,230	1,319
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/24	1,310	1,406
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/25	2,770	2,980
Massachusetts Development Finance Agency Revenue (Seven Hills Foundation Obligated Group)	5.000%	9/1/32	17,575	18,390
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/23	835	966
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/24	700	814
Massachusetts Development Finance Agency Revenue (Simmons College)	5.000%	10/1/25	800	928
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,546
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,982
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	10,000	11,661
Massachusetts Development Finance Agency Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,690	2,973
Massachusetts Educational Financing Authority Education Loan Revenue	5.500%	1/1/22	3,500	3,802
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/20	10,205	11,026
Massachusetts Federal Highway GAN (Accelerated Bridge Program)	5.000%	6/15/24	20,000	24,198
Massachusetts Federal Highway Revenue	5.000%	6/15/22	10,000	11,755
Massachusetts GO	1.215%	12/1/30 (14)	17,550	16,058
Massachusetts GO	1.230%	12/1/30 (14)	6,050	5,536
Massachusetts GO	1.230%	12/1/30 (14)	625	572
Massachusetts GO	1.215%	12/1/30 (14)	8,375	7,663
Massachusetts GO	5.000%	6/1/17	1,200	1,205
Massachusetts GO	5.500%	11/1/17 (4)	7,000	7,167
Massachusetts GO	5.500%	8/1/18 (14)	5,000	5,286
Massachusetts GO	5.500%	10/1/18	9,500	10,112
Massachusetts GO	5.000%	7/1/19	3,645	3,956
Massachusetts GO	5.000%	5/1/20	8,355	9,304
Massachusetts GO	5.000%	7/1/20	3,920	4,387
Massachusetts GO	5.500%	10/1/20 (14)	11,065	12,653
Massachusetts GO	5.000%	4/1/21 (Prere.)	26,675	30,456
Massachusetts GO	5.000%	4/1/21 (Prere.)	18,000	20,551
Massachusetts GO	5.000%	7/1/21	10,170	11,676
Massachusetts GO	5.000%	8/1/21 (Prere.)	20,000	23,024
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,159
Massachusetts GO	5.250%	8/1/21	20,870	24,220
Massachusetts GO	5.000%	8/1/22	14,000	16,444
Massachusetts GO	5.000%	12/1/23	23,000	27,604
Massachusetts GO	5.000%	7/1/24	9,575	11,564
Massachusetts GO	5.000%	7/1/24	3,705	4,475
Massachusetts GO	5.000%	8/1/24	65,150	78,781
Massachusetts GO	5.000%	12/1/24	3,000	3,645
Massachusetts GO	5.000%	7/1/25	5,710	6,953
Massachusetts GO	1.243%	11/1/25	22,000	21,132
Massachusetts GO	5.000%	12/1/25	20,000	24,481
Massachusetts GO	5.000%	4/1/26	42,115	51,614
Massachusetts GO	5.000%	7/1/27	41,660	50,762
Massachusetts GO	5.000%	7/1/28	21,000	25,347
Massachusetts GO	5.000%	12/1/28	4,155	5,038
Massachusetts GO	5.000%	7/1/29	5,000	5,990
Massachusetts GO	5.000%	7/1/29	10,425	12,354
Massachusetts GO	5.000%	7/1/30	12,000	14,147
Massachusetts GO	4.000%	11/1/30	45,000	47,975
Massachusetts GO	5.000%	9/1/31	5,770	6,648
Massachusetts GO	5.000%	12/1/36	6,500	7,541
1 Massachusetts GO PUT	1.200%	8/1/17	46,500	46,500
Massachusetts GO VRDO	0.900%	5/5/17	29,000	29,000
Massachusetts Health & Educational Facilities Authority Revenue (Baystate Medical Center) VRDO	0.860%	5/1/17 LOC	5,300	5,300
Massachusetts Health & Educational Facilities Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,358
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	1,890	1,978
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	15,450	16,170
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,380	3,555

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	5,500	5,785
Massachusetts Health & Educational Facilities Authority Revenue (CareGroup)	5.375%	7/1/18 (Prere.)	3,500	3,681
Massachusetts Health & Educational Facilities Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	1,933
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,171
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,537
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,104
Massachusetts Health & Educational Facilities Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,213
Massachusetts Port Authority Revenue	5.000%	7/1/29	8,345	9,610
Massachusetts Port Authority Revenue	5.000%	7/1/31	3,000	3,477
Massachusetts Port Authority Revenue	5.000%	7/1/32	3,500	4,037
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,005	4,599
Massachusetts Port Authority Revenue	5.000%	7/1/34	1,470	1,681
Massachusetts Port Authority Revenue	5.000%	7/1/35	2,500	2,848
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/21	2,500	2,879
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/24	20,000	23,399
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/25	2,000	2,437
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/26	6,745	8,155
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	9,000	10,818
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/27	5,000	5,822
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/28	32,750	38,063
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/29	4,000	4,731
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/31	18,500	21,643
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/32	6,400	7,343
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	10,600	11,277
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	10/15/32	8,010	9,038
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	5/15/33	7,610	8,699
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	11/15/33	10,000	11,740
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/34	5,000	5,765
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/35	4,000	4,580
Massachusetts Special Obligation Dedicated Tax Revenue	5.250%	1/1/19 (14)	5,125	5,476
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/26 (14)	29,860	37,122
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/28 (14)	11,075	13,981
Massachusetts Water Pollution Abatement Trust Revenue	5.250%	2/1/21	5,955	6,826
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/23	6,430	7,712
Massachusetts Water Pollution Abatement Trust Revenue	5.000%	8/1/24	7,665	9,333
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	15,665	16,431
Massachusetts Water Resources Authority Revenue	5.000%	8/1/19	21,580	23,512
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,350	2,701
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	3,500	4,023
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	2,000	2,299
Massachusetts Water Resources Authority Revenue	5.000%	8/1/30	5,000	5,635
Massachusetts Water Resources Authority Revenue	5.000%	8/1/31	5,000	5,635
Massachusetts Water Resources Authority Revenue	5.000%	8/1/34	10,000	11,721
Massachusetts Water Resources Authority Revenue	5.000%	8/1/35	6,800	7,934
3 Massachusetts Water Resources Authority Revenue TOB VRDO	1.000%	5/5/17 LOC	37,570	37,570
Massachusetts Water Resources Authority Revenue VRDO	0.900%	5/5/17	5,200	5,200
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/26	3,000	3,406
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/27	3,440	3,901
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/28	5,100	5,780
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/29	11,580	13,114
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/30	11,000	12,407
Metropolitan Boston MA Transit Parking Corp. Revenue	5.000%	7/1/31	11,575	13,031
University of Massachusetts Building Authority Revenue VRDO	0.890%	5/5/17	18,245	18,245
				1,565,954
Michigan (3.3%)
Battle Creek MI School District GO	5.000%	5/1/24	1,000	1,184
Battle Creek MI School District GO	5.000%	5/1/32	2,920	3,341
Battle Creek MI School District GO	5.000%	5/1/33	1,500	1,705
Battle Creek MI School District GO	5.000%	5/1/34	3,065	3,463
Birmingham MI City School District GO	4.000%	5/1/24	1,000	1,127
Birmingham MI City School District GO	4.000%	5/1/25	1,465	1,633
Chippewa Valley MI Schools GO	5.000%	5/1/25	700	835
Chippewa Valley MI Schools GO	5.000%	5/1/32	1,000	1,139
Chippewa Valley MI Schools GO	5.000%	5/1/34	1,080	1,218
Chippewa Valley MI Schools GO	5.000%	5/1/35	800	899
Dearborn MI School District GO	5.000%	5/1/26	3,755	4,380
Dearborn MI School District GO	5.000%	5/1/27	3,650	4,237
Dearborn MI School District GO	5.000%	5/1/28	3,635	4,199
Dearborn MI School District GO	5.000%	5/1/30	4,000	4,572
Dearborn MI School District GO	5.000%	5/1/32	3,150	3,572
Detroit MI Sewage Disposal System Revenue	7.000%	7/1/27 (4)	3,865	4,308

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/23	7,000	7,890
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.000%	7/1/32	14,000	15,095
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/19 (4)	1,300	1,392
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/20 (4)	1,500	1,634
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/21 (4)	1,100	1,215
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/22 (4)	1,000	1,120
Forest Hills MI Public Schools GO	5.000%	5/1/19	3,350	3,603
Forest Hills MI Public Schools GO	5.000%	5/1/20	3,760	4,167
Forest Hills MI Public Schools GO	5.000%	5/1/21	3,365	3,828
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/25	4,800	5,628
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/30	17,025	19,170
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,750	5,356
Great Lakes MI Water Authority Sewer Disposal System Revenue	4.000%	7/1/33 (4)	4,750	4,882
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/35	34,080	37,332
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	64,000	69,899
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/25	10,240	12,064
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	14,000	16,231
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/30	5,400	6,053
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	9,210	10,263
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	13,380	13,606
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	10,145	11,262
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	8,225	8,840
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/22	1,000	1,146
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/23	1,000	1,159
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/25	3,250	3,724
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/29	5,325	6,053
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/30	1,750	1,980
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/31	4,750	5,357
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/32	5,000	5,620
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/34	1,500	1,678
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/35	8,730	9,736
Lincoln MI Consolidated School District GO	5.000%	5/1/25 (4)	1,000	1,192
Lincoln MI Consolidated School District GO	5.000%	5/1/26 (4)	1,250	1,500
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/32	1,145	1,305
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/33	1,000	1,135
Marysville MI Public Schools District GO	5.000%	5/1/29	2,255	2,630
Marysville MI Public Schools District GO	5.000%	5/1/32	3,010	3,444
Marysville MI Public Schools District GO	5.000%	5/1/33	3,285	3,734
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	13,266
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,048
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,817
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,381
Michigan Building Authority Revenue	5.000%	4/15/25	5,250	6,277
Michigan Building Authority Revenue	5.000%	4/15/25	2,500	2,989
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,645
Michigan Building Authority Revenue	5.000%	4/15/26	6,500	7,708
Michigan Building Authority Revenue	5.000%	4/15/26	1,570	1,884
Michigan Building Authority Revenue	5.000%	4/15/27	1,500	1,789
Michigan Building Authority Revenue	5.000%	4/15/28	8,000	9,340
Michigan Building Authority Revenue	5.000%	10/15/28	2,000	2,360
Michigan Building Authority Revenue	5.000%	4/15/29	26,550	30,773
Michigan Building Authority Revenue	5.000%	10/15/29	9,625	11,081
Michigan Building Authority Revenue	5.000%	4/15/30	15,000	17,281
Michigan Building Authority Revenue	5.000%	4/15/31	4,040	4,637
Michigan Building Authority Revenue	5.000%	10/15/31	10,415	11,953
Michigan Building Authority Revenue	5.000%	4/15/32	27,185	31,047
Michigan Building Authority Revenue	5.000%	10/15/32	4,660	5,322
Michigan Building Authority Revenue	5.000%	4/15/33	12,000	13,609
Michigan Building Authority Revenue	5.000%	4/15/35	13,405	15,034
Michigan Finance Authority Revenue	5.000%	4/1/18	13,000	13,424
Michigan Finance Authority Revenue	5.000%	10/1/23	2,000	2,288
Michigan Finance Authority Revenue	5.000%	4/1/24	4,000	4,580
Michigan Finance Authority Revenue	5.000%	10/1/24	2,010	2,328
Michigan Finance Authority Revenue	5.000%	4/1/25	2,160	2,484
Michigan Finance Authority Revenue	5.000%	10/1/26	3,300	3,806
Michigan Finance Authority Revenue	5.000%	10/1/27	3,375	3,867
Michigan Finance Authority Revenue	5.000%	10/1/29	4,350	4,921
Michigan Finance Authority Revenue	5.000%	10/1/30	5,240	5,901
Michigan Finance Authority Revenue	5.000%	10/1/32	2,500	2,793
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/24	7,000	8,290
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/25	3,000	3,493

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	6,500	7,412
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/30	11,000	12,363
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/32	13,570	15,112
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (14)	1,210	1,379
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/22 (4)	24,000	27,478
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/23 (4)	19,000	22,074
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (14)	1,840	2,148
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/24 (4)	15,000	17,626
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/25 (4)	2,950	3,434
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26	1,500	1,711
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	12,225	14,143
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/26 (4)	5,000	5,784
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	1,350	1,529
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27 (4)	10,000	11,498
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28	1,000	1,125
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	7,000	7,997
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	16,500	18,474
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	700	791
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	15,000	16,728
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	1,200	1,348
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/31	10,000	11,098
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	3,100	3,407
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	1,000	1,119
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	7,500	8,298
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	3,500	3,829
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	850	947
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	20,250	22,310
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,194
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	2,000	2,218
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,450	5,934
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,000	5,444
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35 (4)	3,500	3,878
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	1,350	1,491
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/24	2,300	2,733
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/26	4,000	4,789
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/32	3,655	4,144
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/34	7,000	7,846
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/37	12,000	13,306
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/23	1,000	1,173
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/24	1,000	1,187
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/25	1,500	1,782
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/26	1,000	1,176
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/27	800	932
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/28	1,000	1,155
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/29	1,000	1,147
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/30	2,580	2,933
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/31	2,655	2,988
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.275%	10/15/18	48,255	48,015
1 Michigan Finance Authority Revenue (McLaren Health Care Corp.) PUT	1.425%	10/15/20	25,000	24,711
3 Michigan Finance Authority Revenue (McLaren Health Care Corp.) TOB VRDO	0.920%	5/1/17 LOC	24,000	24,000
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/28	1,310	1,504
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/29	2,000	2,282
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/30	3,000	3,404
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/31	5,000	5,624
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/32	5,000	5,600
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/23	830	964
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	425	490
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/24	1,300	1,545
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/25	1,190	1,361
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/26	400	455
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17	2,000	2,036
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	2.000%	10/1/19	1,800	1,840
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/20	8,360	9,131
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	4.000%	10/1/30	7,500	8,195
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/32	1,500	1,720
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/20 (Prere.)	70	79
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/24	4,750	5,690
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/25	3,500	4,179
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	7,930	8,719
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/27	2,765	3,298
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/29	4,880	5,713

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	12,500	14,050
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/30	3,770	4,373
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/31	2,765	3,186
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/33	5,000	5,633
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/34	7,870	8,828
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/18	50,500	52,938
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/19	44,000	47,767
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	1/1/22	7,735	7,950
Michigan GAN	5.000%	3/15/23	5,000	5,869
Michigan GAN	5.000%	3/15/26	6,000	7,199
Michigan GAN	5.000%	3/15/27	3,750	4,527
Michigan GO	5.250%	9/15/17 (Prere.)	12,805	13,020
Michigan GO	5.250%	9/15/17 (Prere.)	10,810	10,991
Michigan GO	5.000%	12/1/25	7,835	9,584
Michigan GO	5.000%	12/1/26	2,285	2,769
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/32	18,470	20,868
Michigan Hospital Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/33	16,910	19,016
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.250%	11/15/19 (Prere.)	5,000	5,509
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.625%	11/15/19 (Prere.)	15,775	17,528
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/27	2,000	2,233
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/28	2,600	2,890
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.125%	6/1/19 (ETM)	1,270	1,321
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	5.625%	6/1/19 (Prere.)	5,000	5,465
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.000%	6/1/19 (Prere.)	4,000	4,403
Michigan Hospital Finance Authority Revenue (Trinity Health) PUT	6.000%	12/1/17	3,950	4,065
Michigan Housing Development Authority Revenue	3.500%	6/1/47	13,000	13,600
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/20 (Prere.)	4,000	4,496
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/23	1,250	1,471
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/24	1,500	1,788
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/25	1,250	1,468
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/26	2,000	2,327
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/27	1,700	1,962
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/28	1,250	1,434
Michigan Strategic Fund Limited Obligation Revenue
(Facility for Rare Isotope Beams Project at Michigan State University)	5.000%	3/1/29	2,500	2,850
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/30	1,480	1,669
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/34	2,170	2,403
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.000%	10/15/35	1,370	1,508
Michigan Trunk Line Revenue	5.000%	11/15/22	7,000	8,258
Monroe County MI Economic Development Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	33,676
Oakland University MI Revenue	5.000%	3/1/24	500	589
Oakland University MI Revenue	5.000%	3/1/25	500	593
Oakland University MI Revenue	5.000%	3/1/26	500	596
Oakland University MI Revenue	5.000%	3/1/27	750	884
Oakland University MI Revenue	5.000%	3/1/28	1,215	1,421
Oakland University MI Revenue	5.000%	3/1/29	1,735	2,016
Oakland University MI Revenue	5.000%	3/1/31	2,225	2,550
Oakland University MI Revenue	5.000%	3/1/32	3,140	3,580
Oakland University MI Revenue	5.000%	3/1/33	1,775	2,013
Oakland University MI Revenue	5.000%	3/1/34	3,745	4,227
Oakland University MI Revenue	5.000%	3/1/35	2,205	2,478
Oakland University MI Revenue	5.000%	3/1/36	2,025	2,269
Portage MI Public Schools GO	5.000%	11/1/33	2,130	2,421
Portage MI Public Schools GO	5.000%	11/1/35	1,300	1,462
Portage MI Public Schools GO	5.000%	11/1/36	1,500	1,682
Rochester MI Community School District GO	5.000%	5/1/19	4,180	4,497
Rockford MI Public Schools GO	5.000%	5/1/32	2,000	2,288
Rockford MI Public Schools GO	5.000%	5/1/33	2,470	2,807
Romeo MI Community School District GO	5.000%	5/1/32	1,290	1,478
Romeo MI Community School District GO	5.000%	5/1/33	1,350	1,539
Romeo MI Community School District GO	5.000%	5/1/34	1,425	1,616
Romeo MI Community School District GO	5.000%	5/1/35	1,000	1,130
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	8.000%	9/1/18 (Prere.)	13,900	15,194
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.500%	8/1/19 (ETM)	20,000	21,937
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.375%	8/1/19 (Prere.)	25,000	27,902

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/22	2,500	2,884
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/23	2,000	2,343
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/26	2,225	2,567
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,285
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,465
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,777
University of Michigan Revenue	5.000%	4/1/33	2,750	3,255
University of Michigan Revenue	5.000%	4/1/34	3,475	4,094
University of Michigan Revenue	5.000%	4/1/35	3,300	3,869
University of Michigan Revenue	5.000%	4/1/36	4,000	4,675
University of Michigan Revenue	5.000%	4/1/37	5,000	5,825
1 University of Michigan Revenue PUT	1.330%	4/2/18	24,940	24,987
Wayne County MI Airport Authority Revenue	5.000%	12/1/29	1,525	1,724
Wayne County MI Airport Authority Revenue	5.000%	12/1/31	2,300	2,578
Wayne County MI Airport Authority Revenue	5.000%	12/1/32	2,870	3,203
Wayne County MI Airport Authority Revenue	5.000%	12/1/33	10,165	11,296
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	3,390	3,748
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	2,600	2,875
Wayne County MI Airport Authority Revenue	5.000%	12/1/35	3,870	4,264
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	4.500%	12/1/25 (14)	8,050	8,209
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/27	5,655	6,228
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	5,935	6,495
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/29	3,895	4,223
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/30	6,540	7,100
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/31	6,370	6,895
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	4,300	4,641
3 Wayne State University Michigan Revenue TOB VRDO	0.970%	5/5/17	5,000	5,000
Woodhaven-Brownstone MI School District GO	5.000%	5/1/29	3,800	4,432
Woodhaven-Brownstone MI School District GO	5.000%	5/1/30	3,850	4,455
Woodhaven-Brownstone MI School District GO	5.000%	5/1/31	3,905	4,491
				1,732,262
Minnesota (1.4%)
Bloomington MN Independent School District No. 271 GO	5.000%	2/1/22	3,000	3,490
Duluth MN Independent School District No. 709 COP	5.000%	2/1/22	2,150	2,463
Farmington MN Independent School District No. 192 GO	5.000%	2/1/21	2,575	2,923
Hennepin County MN GO	5.000%	12/1/19	5,050	5,558
Hennepin County MN GO	5.000%	12/1/23	2,600	3,137
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/18	4,500	4,656
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/19	4,200	4,509
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/19	1,500	1,610
Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/20	4,500	4,989
2 Metropolitan Council (Minneapolis-St. Paul Metropolitan Area) Minnesota GO	5.000%	3/1/22	3,415	3,980
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/17	1,785	1,824
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/18	2,190	2,319
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,585	1,731
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/20	1,805	1,971
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	2,205	2,407
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/21	3,925	4,286
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.000%	11/15/22	2,425	2,648
Minneapolis & St. Paul MN Housing & Redevelopment Authority Health Care System Revenue
(Allina Health System)	5.250%	11/15/29	7,000	7,683
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/27	275	338
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	4,000	4,662
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	300	366
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/28	11,500	14,012
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	2,280	2,642
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	5,000	6,025
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/29	350	422
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	2,500	2,887
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	5,000	5,978
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/30	425	508
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	2,500	2,872
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	500	594
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	3,925	4,630

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	600	708
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	650	763
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	900	1,050
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	875	1,016
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	850	984
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	925	1,068
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/20	4,485	4,973
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/21	5,000	5,705
Minneapolis & St. Paul MN Metropolitan Council Wastewater GO	5.000%	3/1/26	7,395	9,169
Minneapolis MN GO	2.000%	12/1/19	8,000	8,176
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.000%	11/15/18 (ETM)	8,530	8,947
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.625%	11/15/18 (Prere.)	15,500	16,834
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/22	6,805	7,853
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/23	7,550	8,856
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/24	8,215	9,671
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/25	5,050	5,904
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/26	7,000	8,142
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/27	10,085	11,677
Minneapolis MN Special School District No. 1 COP	5.000%	2/1/28	10,590	12,219
Minnesota 911 Revenue	5.000%	6/1/18	18,000	18,802
Minnesota 911 Revenue	5.000%	6/1/19	20,400	22,084
Minnesota 911 Revenue	5.000%	6/1/20	21,420	23,912
Minnesota COP	5.000%	6/1/17	7,745	7,772
Minnesota COP	5.000%	6/1/18	7,135	7,159
Minnesota COP	5.000%	6/1/19	8,540	8,568
Minnesota COP	5.000%	6/1/28	3,225	3,764
Minnesota COP	5.000%	6/1/29	3,385	3,925
Minnesota COP	5.000%	6/1/30	3,405	3,941
Minnesota COP	5.000%	6/1/32	3,670	4,204
Minnesota COP	5.000%	6/1/33	3,615	4,123
Minnesota COP	5.000%	6/1/34	4,005	4,549
Minnesota General Fund Revenue	5.000%	3/1/24	7,500	8,629
Minnesota General Fund Revenue	5.000%	3/1/25	6,000	6,897
Minnesota GO	5.000%	8/1/18	3,895	4,093
Minnesota GO	5.000%	8/1/21	5,445	6,271
Minnesota GO	5.000%	8/1/21	6,000	6,910
Minnesota GO	5.000%	8/1/21	6,500	7,486
Minnesota GO	5.000%	8/1/21	31,000	35,701
Minnesota GO	5.000%	10/1/21 (Prere.)	155	178
Minnesota GO	5.000%	8/1/22	20,500	24,113
Minnesota GO	5.000%	8/1/24	15,500	18,872
Minnesota GO	5.000%	8/1/24	1,350	1,644
Minnesota GO	5.000%	8/1/24	18,000	21,916
Minnesota GO	5.000%	8/1/24	12,355	15,043
Minnesota GO	5.000%	10/1/24	9,845	11,381
Minnesota GO	5.000%	8/1/25	13,500	16,605
Minnesota GO	5.000%	8/1/25	17,005	20,916
Minnesota GO	4.000%	8/1/26	8,015	9,256
Minnesota GO	5.000%	8/1/26	35,060	42,830
Minnesota GO	5.000%	8/1/27	4,000	4,855
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/18	455	467
Minnesota Higher Education Facilities Authority Revenue (University of St. Thomas)	4.000%	4/1/19	425	448
Minnesota Office of Higher Education Revenue (Supplemental Student Loan Program)	5.000%	11/1/18	4,305	4,558
Minnesota Public Facilities Authority Revenue (State Revolving Fund)	5.000%	3/1/20 (Prere.)	5,000	5,531
Osseo MN Independent School District No. 279 GO	5.000%	2/1/20	7,410	8,184
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/29	7,000	8,644
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/31	8,000	9,875
Rochester MN Health Care Facilities Revenue (Mayo Clinic) PUT	4.000%	11/15/18	11,500	12,005
Southern Minnesota Municipal Power Agency Power Supply System Revenue	5.250%	1/1/19 (Prere.)	2,000	2,140
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/23	2,000	2,349
St. Cloud MN Health Care Revenue (CentraCare Health System)	5.000%	5/1/24	1,500	1,786
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.500%	7/1/18 (Prere.)	21,700	22,848
St. Louis Park MN Health Care Facilities Revenue (Park Nicollet Health Services)	5.625%	7/1/18 (Prere.)	6,000	6,326
University of Minnesota Revenue	5.000%	12/1/18	1,000	1,064
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,251
University of Minnesota Revenue	5.000%	4/1/20	2,895	3,216
University of Minnesota Revenue	5.000%	4/1/21	3,140	3,588
University of Minnesota Revenue	5.000%	4/1/22	500	536
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,783
University of Minnesota Revenue	5.000%	8/1/23	2,500	2,808
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,063
				712,704

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Mississippi (0.3%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/28	3,620	4,116
Jackson County MS Pollution Control Revenue (Chevron USA Inc.) VRDO	0.890%	5/1/17	10,585	10,585
Jackson MS Public School District GO	5.000%	4/1/23	1,500	1,709
Jackson MS Public School District GO	5.000%	4/1/24	3,000	3,452
Jackson MS Public School District GO	5.000%	4/1/25	5,285	6,108
Jackson MS Public School District GO	5.000%	4/1/26	5,000	5,786
Jackson MS Public School District GO	5.000%	4/1/27	4,500	5,171
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.880%	5/1/17	14,000	14,000
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.880%	5/1/17	9,400	9,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.880%	5/1/17	1,900	1,900
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.890%	5/1/17	2,145	2,145
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.890%	5/1/17	6,600	6,600
Mississippi Development Bank Special Obligation Revenue (Harrison County Highway Project)	5.000%	1/1/24	2,500	2,921
Mississippi Development Bank Special Obligation Revenue (Madison County Highway Project)	5.000%	1/1/24	2,500	2,920
Mississippi GO	5.000%	10/1/19	2,330	2,568
Mississippi GO	5.000%	10/1/30	12,035	13,623
Mississippi GO	5.000%	11/1/30	4,000	4,725
Mississippi GO	5.000%	10/1/31	11,735	13,257
Mississippi GO	5.000%	12/1/31	11,250	13,098
Mississippi GO	5.000%	12/1/32	7,000	8,117
Mississippi Hospital Equipment & Facilities Authority Revenue (North Mississippi Health Services)	5.000%	10/1/17	2,500	2,541
				134,742
Missouri (0.9%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/33	7,500	8,401
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/26	1,000	1,121
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/27	1,850	2,062
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/26	1,830	2,094
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/27	1,000	1,143
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/30	3,000	3,253
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/31	6,415	6,911
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/20	5,000	5,617
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/25	6,000	7,080
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/26	5,000	5,855
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/27	12,745	14,826
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/29	13,625	15,627
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	13,675	15,641
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	5,535	6,302
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/30	1,190	1,287
Kansas City MO Sanitary Sewer System Revenue	4.000%	1/1/31	1,700	1,827
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/32	7,225	8,123
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/35	2,000	2,053
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	4.000%	4/1/36	1,850	1,892
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/18	3,000	2,969
Kansas City MO Special Obligation Revenue (Performing Arts Center Garage Project)	0.000%	2/1/19	7,615	7,378
Missouri Board of Public Buildings Special Obligation Revenue	4.000%	4/1/20	5,160	5,581
Missouri Environmental Improvement & Energy Resources Authority Revenue	1.540%	12/1/22 (14)	6,385	5,970
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/24	2,000	2,412
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/25	2,900	3,528
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	7/1/26	4,250	5,211
Missouri Environmental Improvement & Energy Resources Authority Revenue	5.000%	1/1/27	2,000	2,445
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/26	2,045	2,349
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/28	1,000	1,132
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/21	2,845	3,183
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/22	3,490	3,979
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/23	3,690	4,187
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(Freeman Health System)	5.000%	2/15/24	3,320	3,743
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/19	2,420	2,607
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/22	5,270	5,812

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/26	3,000	3,478
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/27	4,000	4,604
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/28	3,500	4,003
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/29	4,000	4,546
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/30	4,000	4,516
Missouri Health & Educational Facilities Authority Health Facilities Revenue (SSM Health System)	5.000%	6/1/31	3,000	3,370
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/20	3,975	4,468
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.250%	11/15/25	8,000	8,881
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	5.000%	11/15/30	5,000	5,410
Missouri Health & Educational Facilities Authority Health Facilities Revenue
(St. Luke’s Health System)	4.000%	11/15/33	5,450	5,647
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/19 (Prere.)	15,960	17,294
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.250%	5/15/29	3,270	3,495
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/33	3,530	3,646
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	5.000%	5/15/36	2,615	2,919
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/25	850	964
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/26	750	850
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/28	1,000	1,114
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/29	1,150	1,272
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/30	400	439
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/31	1,350	1,472
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/32	500	542
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/33	550	593
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/34	30,000	33,723
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	1.356%	6/1/31 (2)	1,000	908
Missouri Health & Educational Facilities Authority Revenue (Mercy Health) VRDO	1.362%	6/1/31 (2)	7,800	7,079
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/30	15,000	16,975
Missouri Highways & Transportation Commission Road Revenue	5.000%	2/1/19	2,000	2,141
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/22	5,000	5,858
Missouri Highways & Transportation Commission Road Revenue	5.000%	5/1/24	15,000	18,202
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/24	2,800	3,288
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/26	4,570	5,329
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/27	3,250	3,762
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/28	2,250	2,588
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/29	5,000	5,718
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/30	6,455	7,329
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	1/1/31	10,000	11,289
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	5,245	5,527
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	5.000%	12/1/36	10,000	11,176
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/34	10,590	11,963
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Iatan 2 Project)	5.000%	12/1/35	8,000	8,989
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/24	3,000	3,548
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/24	2,785	3,313
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/25	1,600	1,899
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/25	2,270	2,714
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/29	3,500	4,064
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/34	6,800	7,679
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.860%	5/1/17 LOC	14,700	14,700
St. Louis County MO Parkway C-2 School District GO	5.000%	3/1/24	2,500	3,025
St. Louis MO Airport Revenue (Lambert-St. Louis International Airport)	6.125%	7/1/24	6,000	6,586
St. Louis MO Parking Revenue	5.000%	12/15/24 (4)	1,000	1,178
St. Louis MO Parking Revenue	5.000%	12/15/25 (4)	1,000	1,187
St. Louis MO Parking Revenue	5.000%	12/15/26 (4)	1,000	1,175
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/34	3,050	3,531
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/35	2,000	2,306
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/36	3,000	3,450
				479,323

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Northwestern Corporation Colstrip Project)	2.000%	8/1/23	20,000	19,481
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	9/1/17	2,925	3,012
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/28	2,500	2,943
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/29	2,635	3,087
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/30	2,000	2,322
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/31	2,000	2,306
				33,151
Nebraska (0.5%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/27	9,330	10,366
Central Plains Energy Project Nebraska Gas Supply Revenue PUT	5.000%	12/1/19	150,000	162,759
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/23	1,910	2,219
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/24	1,400	1,643
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/25	2,005	2,365
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/26	1,160	1,357
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/27	1,760	2,043
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/28	1,250	1,442
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/29	1,895	2,169
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/21	1,000	1,086
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	4.000%	11/1/22	860	928
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/24	1,320	1,479
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/25	1,000	1,113
Lincoln County NE Hospital Authority No. 1 Hospital Revenue
(Great Plains Regional Medical Center Project)	5.000%	11/1/32	5,000	5,414
Lincoln NE Electric System Revenue	5.000%	9/1/22 (Prere.)	1,010	1,187
Lincoln NE Electric System Revenue	5.000%	9/1/25	1,990	2,311
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/26	3,065	3,465
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,125	2,371
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/31	2,500	2,772
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/32	2,800	3,094
Nebraska Public Power District Revenue	5.000%	1/1/30	2,000	2,268
Nebraska Public Power District Revenue	5.000%	1/1/30	1,000	1,134
Nebraska Public Power District Revenue	5.000%	1/1/31	1,920	2,173
Nebraska Public Power District Revenue	5.000%	1/1/31	2,000	2,264
Nebraska Public Power District Revenue	5.000%	1/1/31	1,250	1,415
Nebraska Public Power District Revenue	5.000%	1/1/32	2,095	2,366
Nebraska Public Power District Revenue	5.000%	1/1/32	1,470	1,660
Nebraska Public Power District Revenue	5.000%	1/1/33	2,325	2,620
Nebraska Public Power District Revenue	5.000%	1/1/33	5,000	5,635
Nebraska Public Power District Revenue	5.000%	1/1/33	1,250	1,409
Nebraska Public Power District Revenue	5.000%	1/1/34	1,500	1,687
Omaha NE Public Power District Electric Revenue	5.000%	2/1/27	2,375	2,898
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/25	1,875	2,070
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.000%	2/1/26	1,975	2,175
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/27	3,470	3,899
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/29	1,500	1,660
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/30	4,065	4,430
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/31	4,030	4,376
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/32	4,265	4,602
University of Nebraska Student Fee Revenue	5.000%	7/1/22	4,000	4,676
University of Nebraska Student Fee Revenue	5.000%	7/1/24	1,645	1,926
				268,926
Nevada (1.1%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/21	2,330	2,613
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/27	3,500	3,849
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,199
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,285
Clark County NV GO	5.000%	7/1/19	9,000	9,760
Clark County NV GO	5.000%	7/1/21	6,075	6,951
Clark County NV GO	4.000%	6/1/31	17,000	18,486

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV GO	4.000%	6/1/32	12,000	12,908
Clark County NV GO	5.000%	7/1/33	16,290	18,367
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/18	885	927
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/19	1,000	1,083
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/20	1,500	1,673
Clark County NV Highway Improvement Motor Vehicle Fuel Tax Revenue	5.000%	7/1/21	2,810	3,216
Clark County NV Passenger Facility Charge Revenue (Las Vegas McCarran International Airport)	5.000%	7/1/30	15,000	16,231
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	8,980	9,214
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	14,655	15,036
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	29,900	31,276
Clark County NV School District GO	5.000%	6/15/20	14,335	14,693
Clark County NV Water Reclamation District GO	5.375%	7/1/18 (Prere.)	2,985	3,141
Clark County NV Water Reclamation District GO	5.000%	7/1/20	3,695	4,131
Clark County NV Water Reclamation District GO	5.000%	7/1/21	3,880	4,453
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/25	2,080	2,476
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/27	1,815	2,159
Las Vegas NV GO	4.000%	6/1/18	3,110	3,213
Las Vegas NV GO	4.000%	6/1/19	3,235	3,427
Las Vegas NV GO	4.000%	6/1/20	3,360	3,633
Las Vegas NV GO	4.000%	6/1/21	3,500	3,851
Las Vegas NV GO	5.000%	6/1/21	1,400	1,595
Las Vegas NV GO	5.000%	9/1/24	5,690	6,821
Las Vegas NV GO	5.000%	9/1/25	6,070	7,329
Las Vegas NV GO	4.000%	6/1/30	4,610	4,967
Las Vegas NV GO	4.000%	6/1/31	4,795	5,135
Las Vegas NV GO	4.000%	6/1/32	4,990	5,295
Las Vegas Valley Water District Nevada GO	4.000%	6/1/17	2,060	2,066
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,019
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	8,000	8,249
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	5,000	5,156
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	7,694
Las Vegas Valley Water District Nevada GO	5.000%	6/1/19	5,000	5,407
Las Vegas Valley Water District Nevada GO	5.000%	12/1/19	5,000	5,494
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	4,000	4,828
Las Vegas Valley Water District Nevada GO	5.000%	6/1/24	2,665	3,217
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,000	2,431
Las Vegas Valley Water District Nevada GO	5.000%	6/1/25	2,050	2,492
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26	2,000	2,458
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	11,918
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	3,500	4,123
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,000	4,713
Las Vegas Valley Water District Nevada GO	5.000%	6/1/31	4,500	5,139
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	3,295	3,859
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	6,040	6,878
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,000	2,278
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	4,150	4,746
Las Vegas Valley Water District Nevada GO	5.000%	6/1/35	6,000	6,861
Nevada GO	5.000%	4/1/22	17,000	19,817
Nevada GO	5.000%	11/1/23	28,500	34,138
Nevada GO	5.000%	4/1/24	17,595	21,156
Nevada GO	5.000%	11/1/25	34,000	41,056
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	5.000%	12/1/19	7,000	7,709
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/32	28,000	30,043
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	26,170	27,870
Reno NV Health Facility Revenue (Dignity Health Obligated Group)	5.250%	7/1/17 (Prere.)	4,000	4,031
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/18 (Prere.)	1,585	1,664
Reno NV Hospital Revenue (Renown Regional Medical Center)	5.500%	6/1/28 (2)	165	171
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/26	4,000	4,887
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/27	3,085	3,796
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/30	3,500	4,202
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/32	4,435	5,227
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/34	7,750	9,046
Truckee Meadows NV Water Authority Water Revenue	5.000%	7/1/35	1,750	2,033
				568,265
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/24	6,000	6,641
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/25	2,140	2,422
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/26	1,070	1,204
New Hampshire Health & Education Facilities Authority Revenue (Concord Hospital)	5.000%	10/1/27	1,185	1,327
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/17 (Prere.)	4,615	4,698

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/28	2,920	3,090
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	4.000%	10/1/29	3,050	3,191
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire Medical Center)	5.000%	10/1/32	1,385	1,403
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/27	2,500	2,757
New Hampshire Health & Education Facilities Authority Revenue
(University System of New Hampshire)	5.500%	7/1/20	10,000	10,873
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	6.000%	1/1/31	10,000	11,195
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/18	1,010	1,043
New Hampshire Municipal Bond Bank Revenue	5.000%	2/15/19	1,010	1,082
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/19	1,500	1,634
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/28	1,500	1,659
				54,219
New Jersey (3.4%)
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/25 (4)	4,955	5,896
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/26 (4)	4,685	5,602
Atlantic County NJ Improvement Authority Revenue	5.000%	9/1/27 (4)	3,000	3,550
Bergen County NJ GO	5.000%	10/15/21	2,500	2,896
Essex County NJ Improvement Authority Revenue	5.500%	10/1/23 (14)	10,000	12,149
Essex County NJ Improvement Authority Revenue	5.250%	12/15/23 (2)	3,635	4,359
Essex County NJ Improvement Authority Revenue	5.250%	12/15/24 (2)	3,720	4,520
Jersey City NJ GO	5.000%	3/1/20	1,610	1,751
Jersey City NJ GO	5.000%	3/1/21	1,200	1,331
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	3,912
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/24 (4)	1,000	1,128
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/26 (4)	2,205	2,445
New Jersey Casino Reinvestment Development Authority Revenue (Luxury Tax)	5.000%	11/1/27 (4)	2,500	2,755
New Jersey COP	5.000%	6/15/17 (ETM)	4,840	4,866
New Jersey COP	5.250%	6/15/19 (Prere.)	4,675	5,079
New Jersey COP	5.250%	6/15/19 (Prere.)	1,000	1,086
New Jersey Economic Development Authority Revenue	5.000%	6/15/21	16,500	17,566
New Jersey Economic Development Authority Revenue	5.000%	6/15/22	25,000	26,633
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	4,930	5,254
New Jersey Economic Development Authority Revenue	5.500%	6/15/29	33,000	35,467
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	33,000	35,343
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	13,300	14,201
New Jersey Economic Development Authority Revenue	5.250%	6/15/32	5,000	5,174
New Jersey Economic Development Authority Revenue	5.250%	6/15/33	8,495	8,755
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/23	12,000	13,080
New Jersey Economic Development Authority Revenue (Cigarette Tax)	5.000%	6/15/24	7,500	8,123
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/18	22,500	23,452
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	6/15/19 (Prere.)	3,345	3,660
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,500	11,497
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	12/15/19	17,410	18,375
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	7,975	8,927
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (12)	5,000	5,667
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	9,054
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	51,630	59,611
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,058
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/25	2,985	3,125
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	21,496
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	4,205	4,351
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	8,000	9,380
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	5,515	5,678
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/29	1,655	1,728
3 New Jersey Economic Development Authority Revenue (School Facilities Construction)
TOB VRDO	1.020%	5/5/17 (12)	3,065	3,065
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/26	4,345	4,711
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.000%	6/1/18	2,000	2,061
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/19	2,000	2,141
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.250%	6/1/20	2,000	2,165
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.375%	6/1/25	5,000	5,415
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/24 (4)	2,000	2,363
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/25 (4)	3,000	3,564

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/26 (4)	3,075	3,613
New Jersey Educational Facilities Authority Revenue (Kean University)	5.000%	7/1/28 (4)	2,495	2,884
New Jersey Educational Facilities Authority Revenue (Kean University)	5.250%	9/1/29	25,170	27,087
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/19	7,280	7,911
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/20	8,300	9,299
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/21	6,785	7,814
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/22	2,360	2,775
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/27	2,965	3,395
New Jersey Educational Facilities Authority Revenue (Princeton University)	5.000%	7/1/34	10,000	12,005
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.125%	6/1/19 (Prere.)	6,000	6,752
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	6,180	6,714
New Jersey Equipment Lease Purchase COP	5.250%	6/15/19 (Prere.)	5,820	6,323
New Jersey Equipment Lease Purchase COP	5.375%	6/15/19 (Prere.)	11,000	11,979
New Jersey GO	5.000%	8/15/20	30,000	32,981
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/21	8,140	8,671
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/24	3,415	3,616
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/25	12,965	13,630
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/26	12,505	13,050
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/28	13,835	14,300
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	2,735	2,814
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/33	5,000	5,066
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17 (ETM)	8,485	8,547
New Jersey Health Care Facilities Financing Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	390	393
New Jersey Health Care Facilities Financing Authority Revenue (Barnabas Health)	4.625%	7/1/21 (Prere.)	3,700	4,182
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19 (ETM)	1,615	1,723
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/19	995	1,061
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (ETM)	1,315	1,448
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	930	1,024
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20	805	886
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	1/1/20 (Prere.)	570	627
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/20	3,000	3,327
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/21	2,000	2,267
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/22	2,000	2,311
New Jersey Health Care Facilities Financing Authority Revenue (Hackensack Meridian Health)	5.000%	7/1/26	1,000	1,127
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/18 (Prere.)	2,870	3,056
New Jersey Health Care Facilities Financing Authority Revenue
(Hospital Asset Transformation Program)	5.500%	10/1/23	9,990	10,376
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/23 (Prere.)	890	1,060
New Jersey Health Care Facilities Financing Authority Revenue
(Palisades Medical Center Obligated Group)	5.000%	7/1/23 (Prere.)	4,110	4,901
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/24	2,000	2,344
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/25	1,345	1,586
New Jersey Health Care Facilities Financing Authority Revenue (Princeton Healthcare System)	5.000%	7/1/26	1,800	2,138
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/24	2,415	2,747
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/25	1,535	1,750
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/27	2,420	2,746
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/29	1,250	1,398
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	5.000%	7/1/30	1,090	1,212
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	21,749
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.850%	5/5/17 LOC	8,750	8,750
New Jersey Higher Education Assistance Authority Student Loan Revenue	4.500%	12/1/20	3,970	4,168
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17	9,900	10,021
New Jersey Sports & Exposition Authority Revenue	5.000%	9/1/17 (ETM)	100	101
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/18 (Prere.)	20	21
New Jersey Sports & Exposition Authority Revenue	4.500%	9/1/24	2,035	2,058
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/21	6,805	7,045
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	30,000	30,912
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/24	10,000	10,900
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	24,475	26,414
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	8,530	9,139
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	25,600	26,248
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/29	50,610	51,776

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/20	7,105	7,572
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	2,025	2,175
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/23	2,500	2,689
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/24	3,265	3,496
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/25	6,000	6,376
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/27	5,000	5,354
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/28	5,025	5,346
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	2,500	2,592
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/34	5,000	5,175
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/17	1,250	1,257
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/17	15,000	15,343
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,530	1,595
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	7,545	8,027
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,540	1,648
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,610	1,723
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19 (14)	25,000	27,018
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,000	5,351
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	3,825	4,076
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/20	9,350	10,097
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	9,000	10,018
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20	17,395	18,827
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/20 (14)	30,000	33,264
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/21	12,100	13,144
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	14,375	15,769
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	25,000	28,152
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,286
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	30,900	33,881
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22	3,770	4,106
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	29,000	31,950
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,727
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/24 (14)	25,000	29,342
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/24	18,240	19,499
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	1,000	681
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25	72,680	49,520
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	48,285	29,263
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.125%	6/15/28	3,500	3,612
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	17,500	18,347
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	14,250	14,868
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	20,939
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	4,778
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,000	15,768
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	17,000	20,134
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	29,695	34,894
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	3,000	3,341
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	20,460	22,981
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	23,540	26,404
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	1,320	1,505
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/23	2,430	2,722
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/24	2,800	3,117
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	2,000	2,185
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/28	1,205	1,352
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/29	1,500	1,672
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/30	1,000	1,110
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/31	1,170	1,292
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/32	1,000	1,100
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/34	1,000	1,090
Sussex County NJ GO	5.000%	2/15/23	5,485	6,488
Sussex County NJ GO	5.000%	2/15/24	4,356	5,227
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/17	15,925	15,984
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/18	16,975	17,037
Tobacco Settlement Financing Corp. New Jersey Revenue	5.000%	6/1/19	30,805	30,911
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	50,212	50,526
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	25,410	25,461
Tobacco Settlement Financing Corp. New Jersey Revenue	0.000%	6/1/41	213,200	56,498
West Deptford Township NJ GO	5.000%	7/1/24 (4)	1,210	1,218
West Deptford Township NJ GO	5.000%	7/1/25 (4)	1,260	1,269
West Deptford Township NJ GO	5.000%	7/1/26 (4)	1,000	1,007
				1,777,859
New Mexico (0.3%)
Albuquerque NM GO	5.000%	7/1/24	4,615	5,587
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/29	2,560	3,058

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,250	1,485
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/31	1,700	2,006
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/32	1,900	2,229
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	16,000	16,162
Farmington NM Pollution Control Revenue
(Southern California Edison Co. Four Corners Project) PUT	1.875%	4/1/20	35,000	35,154
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/18	16,440	17,097
New Mexico Educational Assistance Foundation Revenue	4.000%	9/1/19	5,990	6,379
New Mexico Educational Assistance Foundation Revenue	5.000%	12/1/19	1,500	1,644
New Mexico Educational Assistance Foundation Revenue	4.000%	12/1/20	1,500	1,636
New Mexico Finance Authority Revenue	5.000%	6/15/22	1,800	2,098
New Mexico Finance Authority Revenue	5.000%	6/15/23	1,270	1,504
New Mexico Finance Authority Transportation Revenue	5.000%	6/15/21	2,300	2,642
New Mexico GO	5.000%	3/1/23	15,925	18,902
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/24	900	1,076
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/25	1,000	1,202
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/26	1,025	1,218
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/27	1,435	1,688
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/29	3,000	3,477
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/30	3,000	3,454
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/31	3,685	4,215
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/32	2,500	2,844
				136,757
New York (15.8%)
Amherst NY Development Corp. Student Housing Facility Revenue	3.500%	10/1/19	1,185	1,242
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/21	2,575	2,757
Amherst NY Development Corp. Student Housing Facility Revenue	4.000%	10/1/22	2,680	2,849
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.000%	1/15/20 (Prere.)	6,735	7,597
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/26	2,500	2,918
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,240	1,471
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/24	1,850	2,194
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	1,310	1,560
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/25	4,190	4,991
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/26	1,395	1,668
Dutchess County NY Local Development Corp. Revenue (Health Quest Systems Inc. Project)	5.000%	7/1/28	5,470	6,438
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/26	6,775	7,755
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/27	8,560	9,791
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/29	6,315	7,210
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.250%	5/1/31	2,500	2,830
Freeport NY GO	5.000%	1/15/20	2,070	2,271
Hempstead NY GO	4.000%	4/1/28 (4)	7,125	7,838
Long Island NY Power Authority Electric System Revenue	5.750%	4/1/19 (Prere.)	20,000	21,799
Long Island NY Power Authority Electric System Revenue	5.500%	5/1/19 (Prere.)	28,235	30,737
Long Island NY Power Authority Electric System Revenue	5.000%	4/1/23	5,800	6,139
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	10,000	11,228
1 Long Island NY Power Authority Electric System Revenue PUT	1.338%	11/1/18	18,650	18,639
Monroe County NY Industrial Development Agency School Facility Revenue
(Rochester Schools Modernization Project)	5.000%	5/1/20	3,500	3,891
Monroe County NY Industrial Development Corp. Mortgage Revenue
(Unity Hospital Rochester Project)	5.500%	8/15/23	2,270	2,278
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,000	2,442
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/25	2,780	3,394
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/26	2,515	3,097
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,525	1,888
Monroe County NY Industrial Development Corp. Revenue (University of Rochester Project)	5.000%	7/1/27	1,800	2,229
Nassau County NY GO	5.000%	4/1/22	14,850	17,173
Nassau County NY GO	4.000%	10/1/22	8,755	9,396
Nassau County NY GO	5.000%	4/1/23	15,665	18,381

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nassau County NY GO	4.000%	10/1/23	5,245	5,604
Nassau County NY Health Care Corp. Revenue VRDO	0.890%	5/5/17 LOC	7,470	7,470
Nassau County NY Industrial Development Agency Civic Facility Revenue
(Cold Spring Harbor Laboratory) VRDO	0.850%	5/1/17	7,500	7,500
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/21	2,605	2,924
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/25	1,350	1,547
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/26	1,715	1,955
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/27	3,090	3,479
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/24	3,245	3,694
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/25	3,485	3,969
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/26	3,660	4,175
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/27	3,245	3,672
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/29	1,740	1,943
New York City NY Build NYC Resource Corp. Revenue (The Chapin School Project)	5.000%	11/1/19	4,000	4,385
New York City NY GO	5.000%	8/1/17 (Prere.)	115	116
New York City NY GO	5.000%	8/1/17 (Prere.)	1,555	1,572
New York City NY GO	5.000%	8/1/17 (Prere.)	1,095	1,107
New York City NY GO	5.000%	10/1/17 (Prere.)	1,380	1,404
New York City NY GO	5.000%	8/1/18	5,000	5,250
New York City NY GO	5.250%	8/15/18 (Prere.)	2,130	2,249
New York City NY GO	5.250%	3/1/19 (Prere.)	610	657
New York City NY GO	5.450%	4/1/19 (Prere.)	6,310	6,842
New York City NY GO	5.000%	6/1/19 (ETM)	6,725	7,273
New York City NY GO	5.000%	6/1/19	1,950	2,108
New York City NY GO	5.000%	8/1/19	17,870	19,419
New York City NY GO	5.000%	8/1/19	5,000	5,433
New York City NY GO	5.000%	8/1/19	32,000	34,774
New York City NY GO	5.000%	8/1/19	4,500	4,890
New York City NY GO	5.000%	8/1/19	3,100	3,369
New York City NY GO	5.000%	8/1/20	3,895	3,935
New York City NY GO	5.000%	8/1/20	5,000	5,597
New York City NY GO	5.000%	8/1/20	14,000	15,671
New York City NY GO	5.000%	8/1/20	32,355	35,289
New York City NY GO	5.000%	8/1/20	6,060	6,783
New York City NY GO	5.000%	10/1/20	65	66
New York City NY GO	5.250%	3/1/21	3,645	3,932
New York City NY GO	5.000%	8/1/21	4,000	4,592
New York City NY GO	5.000%	8/1/21	15,750	17,683
New York City NY GO	5.000%	8/1/21	5	5
New York City NY GO	5.000%	8/1/21	58,635	63,883
New York City NY GO	5.000%	8/1/21	5,000	5,740
New York City NY GO	5.000%	8/1/21	10,000	11,481
New York City NY GO	5.250%	9/1/21	14,250	15,093
New York City NY GO	5.000%	10/1/21	7,545	8,694
New York City NY GO	5.000%	8/1/22	2,500	2,925
New York City NY GO	5.000%	8/1/22	6,740	7,887
New York City NY GO	5.000%	8/1/22	7,415	8,677
New York City NY GO	5.000%	8/1/22	6,400	7,489
New York City NY GO	5.000%	8/1/22	18,475	20,724
New York City NY GO	5.000%	8/1/22	6,020	6,753
New York City NY GO	5.000%	8/1/22	32,000	34,819
New York City NY GO	5.000%	8/1/22	5,500	6,436
New York City NY GO	5.250%	8/15/22	25,250	26,689
New York City NY GO	5.000%	8/1/23	3,690	4,412
New York City NY GO	5.000%	8/1/23	7,740	9,255
New York City NY GO	5.000%	8/1/23	14,590	17,064
New York City NY GO	5.000%	8/1/23	3,905	4,648
New York City NY GO	5.000%	8/1/23	5,650	6,724
New York City NY GO	5.000%	8/1/23	2,000	2,174
New York City NY GO	5.250%	8/15/23	21,820	23,052
New York City NY GO	5.000%	10/1/23	4,430	5,198
New York City NY GO	5.000%	4/1/24	17,335	20,111
New York City NY GO	5.000%	8/1/24	16,990	20,499
New York City NY GO	5.000%	8/1/24	20,000	24,013
New York City NY GO	5.000%	8/1/24	4,000	4,672
New York City NY GO	5.000%	8/1/24	5,310	6,068
New York City NY GO	5.000%	8/1/24	8,085	9,047

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.250%	8/15/24	23,815	25,147
New York City NY GO	5.000%	10/1/24	5,000	5,734
New York City NY GO	5.000%	10/1/24	4,500	5,273
New York City NY GO	5.000%	8/1/25	3,630	4,412
New York City NY GO	5.000%	8/1/25	15,500	18,841
New York City NY GO	5.000%	8/1/25	3,300	3,805
New York City NY GO	5.000%	8/1/25	5,000	5,823
New York City NY GO	5.000%	10/1/25	10,985	12,834
New York City NY GO	5.000%	4/1/26	10,000	11,550
New York City NY GO	5.000%	4/1/26	3,590	3,856
New York City NY GO	5.000%	8/1/26	14,215	16,779
New York City NY GO	5.000%	8/1/26	9,735	11,491
New York City NY GO	5.000%	8/1/26	5,000	5,812
New York City NY GO	5.000%	10/1/26	23,890	27,858
New York City NY GO	5.000%	4/1/27	14,780	17,018
New York City NY GO	5.000%	8/1/27	4,705	5,400
New York City NY GO	5.000%	8/1/27	6,585	7,737
New York City NY GO	5.000%	8/1/27	20,000	24,310
New York City NY GO	5.000%	10/1/27	15,000	17,432
New York City NY GO	5.000%	8/1/28	18,000	20,604
New York City NY GO	5.000%	8/1/28	9,300	10,950
New York City NY GO	5.000%	3/1/29	27,590	32,126
New York City NY GO	5.000%	5/15/29	7,900	8,512
New York City NY GO	5.000%	8/1/29	9,715	11,266
New York City NY GO	5.000%	3/1/30	16,230	18,785
New York City NY GO	5.000%	8/1/30	5,380	6,271
New York City NY GO	5.000%	8/1/30	6,845	7,903
New York City NY GO	5.000%	8/1/30	10,655	12,301
New York City NY GO	5.000%	8/1/30	23,000	26,062
New York City NY GO	5.000%	3/1/31	33,315	38,296
New York City NY GO	5.450%	4/1/31	250	270
New York City NY GO	4.000%	8/1/31	30,000	32,687
New York City NY GO	5.000%	10/1/31	34,050	38,575
New York City NY GO	5.000%	12/1/31	3,000	3,546
New York City NY GO	4.000%	8/1/32	5,000	5,401
New York City NY GO	5.000%	8/1/32	1,475	1,662
New York City NY GO	5.000%	8/1/33	5,000	5,721
New York City NY GO	5.000%	12/1/33	11,750	13,728
New York City NY GO	5.000%	12/1/34	4,000	4,652
New York City NY GO	4.000%	8/1/35	15,000	15,782
New York City NY GO	5.000%	12/1/35	3,000	3,472
New York City NY GO VRDO	0.880%	5/1/17	14,000	14,000
New York City NY GO VRDO	0.880%	5/1/17 LOC	2,660	2,660
New York City NY GO VRDO	0.880%	5/1/17	18,700	18,700
New York City NY GO VRDO	0.890%	5/1/17	4,900	4,900
New York City NY GO VRDO	0.890%	5/1/17	37,525	37,525
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/24	3,500	3,817
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	19,200	20,611
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.000%	7/1/26	12,940	14,973
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/28	17,300	20,038
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/29	22,000	25,394
New York City NY Housing Development Corp. Multi-Family Housing Revenue	5.250%	7/1/30	12,500	14,363
New York City NY Housing Development Corp. Multi-Family Housing Revenue PUT	2.950%	2/1/26	34,510	35,185
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.000%	2/15/48	9,000	9,029
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	500	523
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	39,897
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	29,501
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	5,000	5,904
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	47,217
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,013
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,124
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,012
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	27,627
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	30,000	34,477
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,241
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	17,500	19,696
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/33	10,000	11,832
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/33	5,000	6,054
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	50,000	57,246
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,415	11,923

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
3 New York City NY Municipal Water Finance Authority Water & Sewer System Revenue
TOB VRDO	0.980%	5/5/17	18,440	18,440
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.850%	5/1/17	13,200	13,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.850%	5/1/17	25,865	25,865
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	42,950	42,950
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	1,835	1,835
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	6,700	6,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	37,950	37,950
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.890%	5/1/17	20,175	20,175
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.890%	5/1/17	13,270	13,270
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.890%	5/5/17	17,150	17,150
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/24	15,830	19,372
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/28	6,000	7,165
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/19	3,875	4,135
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/23	4,440	4,733
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/24	7,040	7,502
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/25 (14)	10,170	10,204
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/25	13,090	13,999
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/25	10,085	12,231
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/26 (14)	7,620	7,645
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	10,520	11,247
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/26	8,185	8,751
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	1/15/27	4,615	4,932
New York City NY Transitional Finance Authority Building Aid Revenue	5.125%	1/15/28	3,465	3,694
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/28	11,000	13,091
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/29	3,550	3,653
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/29	5,000	5,903
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	1/15/30	9,500	10,110
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	9,000	10,582
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/30	5,000	5,858
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	18,000	20,242
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	6,000	6,810
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,270	6,136
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	5,000	5,802
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	3,950	4,477
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	10,000	11,540
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,485
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/34	10,000	11,515
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/35	10,000	11,465
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/17	3,980	3,995
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	5,000	5,300
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	15,000	15,900
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/18	6,500	6,890
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	11,090	11,950
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	2,535	2,778
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19 (Prere.)	45	49
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	9,835	10,777
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/19	3,570	3,912
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/20	13,500	15,227
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	16,030	18,527
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/21	29,955	32,965
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/22	4,000	4,715
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/23	16,740	19,910
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/23	14,000	16,760
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/24	6,000	6,804
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	12,220	14,803
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,000	1,154
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	6,000	6,926
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	14,245	17,031
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	10,030	12,048
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	15,550	17,950
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	20,000	24,228
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/24	1,985	2,405
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/25	4,285	4,854
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,765
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,500	6,341
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/25	5,000	5,765
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,795	12,220
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/26	10,290	11,649
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	2,635	3,036
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/26	8,620	9,930

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.250%	11/1/26	8,255	9,388
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	1,435	1,652
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/27	4,000	4,604
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	10,000	11,486
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/28	25,675	29,035
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/28	5,000	5,929
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/28	7,000	8,459
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/29	12,000	13,955
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/30	10,000	10,952
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/31	8,000	8,927
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/31	19,000	21,694
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	8,000	9,417
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	24,475	27,778
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	12,700	14,532
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,792
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	13,750	15,929
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	16,500	18,688
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/32	4,270	4,916
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	17,500	19,953
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	12,150	14,015
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/33	7,985	9,324
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	13,700	15,900
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	15,910	18,261
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/34	10,000	11,615
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	27,325	31,493
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	11,150	12,877
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	9,500	10,992
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/35	7,000	8,068
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/35	22,020	25,181
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	13,290	15,273
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	10,000	11,534
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/36	3,000	3,429
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/36	4,000	4,587
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	10,000	11,507
3 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.990%	5/1/17	10,030	10,030
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.880%	5/1/17	23,610	23,610
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.880%	5/1/17	11,900	11,900
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.890%	5/1/17	11,900	11,900
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.890%	5/1/17	22,050	22,050
New York City NY Transitional Finance Authority Future Tax Revenue VRDO	0.920%	5/5/17	8,800	8,800
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18 (ETM)	7,600	8,119
New York City NY Trust for Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.000%	12/1/26	27,000	32,588
New York City NY Trust for Cultural Resources Revenue (Wildlife Conservation Society)	5.000%	8/1/33	5,270	6,105
New York Liberty Development Corp. Revenue	5.000%	11/15/31	13,200	14,840
New York Liberty Development Corp. Revenue (7 World Trade Center Project)	5.000%	9/15/31	14,000	15,992
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	19,640	23,768
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17 (Prere.)	10,000	10,228
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/17 (Prere.)	2,685	2,746
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,000	3,129
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,885	4,052
New York Metropolitan Transportation Authority Revenue	5.750%	7/1/18	1,975	2,087
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/18 (Prere.)	1,500	1,594
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/19	23,500	25,790
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/20	34,225	38,595
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/21	19,000	21,888
New York Metropolitan Transportation Authority Revenue	5.500%	11/15/21 (4)	15,900	18,751
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/22	8,385	9,834
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	5,000	5,949
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/23	6,550	7,674
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	10,000	12,011
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/24	6,505	7,610
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,330	1,545
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	1,500	1,721
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	10,000	11,463
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/25	31,000	36,192
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	2,300	2,662
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	15,000	17,159
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/26	5,355	6,237
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	1,695	1,953

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/27	3,850	4,401
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/27	22,625	25,574
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	20,500	24,595
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/28	15,000	17,375
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/28	9,000	10,167
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	13,635	15,771
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	3,585	4,288
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/29	20,730	23,402
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,735	14,715
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	10,260	11,855
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	12,125	13,785
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	5,000	5,939
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	24,500	27,603
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/30	5,500	6,551
New York Metropolitan Transportation Authority Revenue	4.750%	11/15/31	8,000	8,679
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	5,500	6,201
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	8,500	9,765
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	7,000	8,067
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	5,480	6,153
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	12,705	14,265
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,000	5,707
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	13,055	14,604
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/34	19,605	21,850
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	15,660	17,103
1 New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	1.850%	11/1/19	8,000	8,063
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	11,895
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,033
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,506
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,305
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,058
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,179
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,068
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,299
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,104
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/30	15,000	18,316
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/32	6,500	7,655
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/33	10,900	12,767
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/34	11,445	13,333
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/35	10,020	11,628
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	59,700	69,011
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	12,610	14,577
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	20,600	22,020
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	59,720	64,312
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/17 (Prere.)	5,000	5,114
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.500%	11/15/18	13,245	13,832
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	2,500	2,912
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/28	2,000	2,317
New York Metropolitan Transportation Authority Revenue (Transit Revenue) PUT	5.000%	11/15/19	8,040	8,756
1 New York Metropolitan Transportation Authority Revenue PUT	1.498%	11/1/17	8,765	8,786
1 New York Metropolitan Transportation Authority Revenue PUT	1.260%	11/15/17	31,200	31,183
New York Metropolitan Transportation Authority Revenue PUT	5.000%	2/15/20	18,000	19,689
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	11,191
New York State Dormitory Authority Lease Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,236
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	3,925	4,386
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	2,125	2,374
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/20 (Prere.)	4,330	4,838
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	2,000	2,296
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/21 (Prere.)	2,320	2,664
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/18 (Prere.)	2,570	2,694
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/19	430	450
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/20 (Prere.)	215	240
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/21	4,785	5,323
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/22	5,340	5,949
New York State Dormitory Authority Revenue (City University System)	5.000%	7/1/25	6,100	6,788
New York State Dormitory Authority Revenue (Columbia University)	5.000%	10/1/21	19,375	22,443
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/18	4,885	5,111
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/19	4,000	4,329
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/20	6,485	7,220
New York State Dormitory Authority Revenue (Department of Health)	5.000%	7/1/21	3,500	3,992
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/28	1,070	1,216
New York State Dormitory Authority Revenue (Fordham University)	5.125%	7/1/29	1,625	1,852

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Fordham University)	5.200%	7/1/30	1,200	1,354
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/24	9,345	11,083
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/28	6,500	7,564
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/29	10,000	11,507
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/30	4,500	5,129
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/32	12,000	13,533
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/26	1,500	1,713
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/29	1,000	1,133
New York State Dormitory Authority Revenue (Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	1,000	1,129
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,520	2,653
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/18 (Prere.)	2,865	3,017
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	3,195	3,206
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/19 (4)	70	74
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20 (ETM)	10	11
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/20	13,280	14,868
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	2/15/25 (4)	215	226
New York State Dormitory Authority Revenue (Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,838
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	8,000	8,056
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	3,300	3,323
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/17 (Prere.)	4,000	4,028
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York University)	5.000%	7/1/21	1,500	1,658
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/18 (Prere.)	2,000	2,095
New York State Dormitory Authority Revenue (New York University)	6.000%	7/1/19 (14)	1,700	1,881
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/26	4,000	4,960
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/34	15,000	17,482
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/35	17,500	20,303
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/36	9,000	10,387
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/18 (Prere.)	5,790	6,000
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/18	36,270	38,625
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/19	12,145	13,003
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/19	3,075	3,302
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/19	15,000	16,503
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	22
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20	37,000	40,934
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/20 (Prere.)	30	33
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/20	8,000	9,066
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	36,430	41,484
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/21	12,030	13,306
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	920	1,070
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	3,835	4,460
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	1,340	1,558
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22	33,415	38,899
New York State Dormitory Authority Revenue (Personal Income Tax)	5.500%	3/15/22 (2)	7,000	8,343
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/23	8,500	10,091
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	4,695	5,418
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/24	35,885	43,185
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/25	20,000	24,354
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	19,540	22,510
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	30,480	36,660
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	10,000	11,828
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/26	41,265	50,608
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	17,630	19,970
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/26	2,585	2,928
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/26	10,300	12,055
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	20,000	23,852
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/27	10,035	11,898
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	15,000	17,911
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/27	30,650	34,706
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	11,580	13,728
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	25,000	28,227
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	2,875	3,080
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/28	20,000	21,428
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/29	10,000	11,725
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/29	25,000	28,177
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	10,000	11,654
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	1,000	1,097
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/30	18,905	21,563

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	32,000	36,028
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/30	20,740	24,207
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	17,240	19,573
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/32	7,500	8,491
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/33	1,070	1,208
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,135	11,466
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	36,795	42,250
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/35	17,050	19,738
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/36	5,440	6,288
New York State Dormitory Authority Revenue (Rockefeller University) VRDO	0.890%	5/5/17	10,700	10,700
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	3,475	3,795
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19	10,000	10,920
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	2,736
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/20	10,000	11,235
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21	750	860
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/21 (4)	1,250	1,439
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	7,000	7,825
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	500	587
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/22	16,355	18,801
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	1,250	1,460
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23	19,435	22,386
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/23 (4)	1,000	1,174
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	1,000	1,159
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24	6,290	7,254
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/24 (4)	1,500	1,749
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	1,000	1,148
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25	7,595	8,708
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/25 (4)	1,000	1,152
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	750	856
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26 (4)	1,500	1,778
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/26	4,500	5,056
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27	500	568
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/27 (4)	400	455
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28	425	481
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/28 (4)	200	226
New York State Dormitory Authority Revenue (School Districts Financing Program)	5.000%	10/1/29	500	563
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/18	11,570	12,109
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/20	6,815	7,405
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/21	17,750	19,278
New York State Dormitory Authority Revenue (Service Contract)	5.000%	7/1/22	3,050	3,311
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/28	1,750	2,136
New York State Dormitory Authority Revenue (State University Dormitory Facilities)	5.000%	7/1/29	1,500	1,810
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/19	3,000	3,238
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/22	9,200	10,716
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/28	10,865	12,568
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/29	3,000	3,467
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/30	1,000	1,138
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/26	1,000	1,210
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/27	2,500	3,019
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/35	3,000	3,414
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/36	2,000	2,264
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/18	4,465	4,627
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/19	4,800	5,160
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/20	15,275	16,969
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/21	16,000	18,273
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	19,505	22,800
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/22	43,155	50,445
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/23	2,650	3,159
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/24	20,500	24,806
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/25	35,000	42,677
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/33	6,000	7,066
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	27,610	32,029
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	17,625	20,645
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/35	32,000	36,967
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.610%	5/1/32 (10)	21,375	19,451
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.610%	5/1/32 (10)	3,050	2,776
New York State Energy Research & Development Authority Pollution Control Revenue
(Consolidated Edison Co. of New York Inc. Project)	1.610%	5/1/32 (10)	12,025	10,943

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	2.488%	7/1/29 (10)	1,590	1,532
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	2.478%	12/1/25 (2)	7,900	7,614
New York State Energy Research & Development Authority Pollution Control Revenue
(Niagara Mohawk Corp.)	2.457%	3/1/27 (2)	1,320	1,272
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	7,170	7,670
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/18 (Prere.)	15,795	16,895
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/24	70	75
New York State Environmental Facilities Corp. Revenue (Personal Income Tax)	5.250%	12/15/25	155	166
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/19	4,000	4,337
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/21	4,370	5,023
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/23	2,250	2,698
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	10,000	11,408
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/27	5,000	5,921
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/28	11,460	13,059
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	17,830	20,294
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/30	26,230	29,779
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/31	3,670	4,160
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/32	5,000	6,018
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	15,655	18,720
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/33	12,515	14,786
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/34	8,000	9,512
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/35	9,500	11,222
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	9,500	11,185
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/37	4,745	5,560
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	10	11
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	5/15/21 (Prere.)	5	6
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/23	3,785	4,317
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/24	3,470	3,955
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/25	6,030	6,868
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/27	3,345	3,808
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/28	6,150	6,992
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/29	5,315	6,038
New York State Environmental Facilities Corp. Revenue (State Revolving Funds)	5.000%	11/15/30	1,835	2,079
New York State GO	4.500%	2/1/18	24,735	25,425
New York State GO	4.500%	2/1/19	10,670	11,333
New York State GO	5.000%	2/1/30	3,000	3,305
New York State GO	5.000%	2/15/30	20,000	22,581
New York State Housing Finance Agency Housing Revenue (855 6th Avenue) VRDO	0.920%	5/5/17 LOC	28,750	28,750
New York State Housing Finance Agency Housing Revenue (Dock Street Rental LLC) VRDO	0.900%	5/5/17 LOC	12,550	12,550
New York State Housing Finance Agency Revenue (Service Contract) VRDO	0.910%	5/5/17 LOC	9,160	9,160
New York State Local Government Assistance Corp. Revenue	5.000%	4/1/19	6,640	7,144
New York State Thruway Authority Revenue	5.000%	5/1/19	12,270	13,204
New York State Thruway Authority Revenue	5.000%	1/1/29	21,195	23,968
New York State Thruway Authority Revenue	5.000%	1/1/31	7,000	7,866
New York State Thruway Authority Revenue	5.000%	1/1/34	4,000	4,561
New York State Thruway Authority Revenue	5.000%	1/1/35	3,000	3,406
New York State Thruway Authority Revenue	5.000%	1/1/36	4,000	4,529
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/17 (Prere.)	11,395	11,597

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	13,764
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	10/1/18 (Prere.)	4,745	5,011
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	10,869
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/20	5,655	5,983
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/25	3,000	3,230
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	24,370
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	7,528
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	15,226
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	30,366
New York State Thruway Authority Revenue (Personal Income Tax)	5.250%	9/15/17 (Prere.)	7,115	7,234
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	9/15/18 (Prere.)	19,395	20,484
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/29	7,000	7,497
New York State Thruway Authority Revenue (Second Generation Highway & Bridge Trust Fund)	5.000%	4/1/22	22,710	25,145
New York State Urban Development Corp. Revenue	5.000%	12/15/18 (Prere.)	2,615	2,786
New York State Urban Development Corp. Revenue	5.000%	12/15/18 (Prere.)	2,000	2,131
New York State Urban Development Corp. Revenue	5.250%	1/1/22	7,500	7,876
New York State Urban Development Corp. Revenue	5.000%	1/1/26	7,910	8,279
New York State Urban Development Corp. Revenue	5.000%	3/15/35	38,890	45,316
New York State Urban Development Corp. Revenue	5.000%	3/15/36	44,080	51,160
New York State Urban Development Corp. Revenue	5.000%	3/15/37	46,400	53,681
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/17 (Prere.)	4,955	5,085
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/18	1,775	1,840
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	21,299
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/19 (Prere.)	7,895	8,386
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	6,085	6,537
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/19	4,185	4,494
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/19	40,760	44,843
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/20	10,000	11,091
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	39,920
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	11,618
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	20,149
New York State Urban Development Corp. Revenue (Personal Income Tax)	4.375%	3/15/22	1,125	1,190
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/22	18,695	21,786
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	25,030
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/23	11,150	13,238
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/24	35,500	42,778
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/25	52,210	62,304
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	20,893
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	18,425	22,407
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/26	40,000	47,859
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	865	927
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	14,910	16,787
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	16,000	18,458
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	30,000	35,266
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	28,030	32,336
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,251
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	30,890	35,397
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	28,000	32,085
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/34	30,000	34,560
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/35	21,620	24,785
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/19	3,625	3,864
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/20	8,165	8,979
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/21	11,345	12,495
New York State Urban Development Corp. Revenue (Service Contract)	5.000%	1/1/22	5,120	5,636
New York State Urban Development Corp. Revenue (Service Contract)	5.250%	1/1/25	15,000	15,747
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/17	250	250
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/18	280	289
Niagara NY Area Development Corp. Revenue (Niagara University Project)	5.000%	5/1/19	350	371
Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,250	1,493
Port Authority of New York & New Jersey Revenue	5.250%	7/15/30	18,635	21,061
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	27,175	31,943
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	1,000	1,159
Port Authority of New York & New Jersey Revenue	5.000%	10/15/35	7,000	8,051
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.500%	12/1/28	25,000	25,420
Suffolk County NY GO	5.000%	5/15/21 (4)	9,280	10,462
Syracuse NY Industrial Development Agency Civic Facility Revenue
(Syracuse University Project) VRDO	1.394%	12/1/29 (2)	4,375	3,938
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/22	1,645	1,650
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	12,000	13,865
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/25	4,500	4,987

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	6,050	7,017
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	5,500	6,393
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	7,000	8,069
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/29	7,500	8,578
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/31	10,000	11,311
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/32	8,445	9,511
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/33	5,000	5,625
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	5,000	5,521
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	4,575	4,860
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/18 (Prere.)	15,405	16,365
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/23	11,000	13,237
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/25	9,570	10,150
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/26	15,000	17,281
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	1/1/28	15,000	17,237
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	2,840	3,009
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/30	8,185	9,906
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/31	10,000	11,992
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/32	4,250	5,060
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	14,900	17,491
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	3,000	3,543
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/33	5,210	6,153
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/34	8,350	9,751
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,045	2,360
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	3,460	3,992
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	6,065	7,051
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	2,500	2,921
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/35	11,000	12,854
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	8,215	9,452
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/36	13,245	15,428
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/37	2,500	2,898
United Nations Development Corp. New York Revenue	5.000%	7/1/21	7,200	7,797
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/29	33,000	38,853
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/31	5,140	6,013
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	20,825	24,542
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/33	24,860	29,569
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	38,500	44,921
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/34	15,000	17,788
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/35	50,905	59,140
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/36	30,000	34,754
Westchester County NY GO	5.000%	7/1/21 (ETM)	240	276
Westchester County NY GO	5.000%	7/1/21	11,740	13,520
Westchester County NY GO	5.000%	7/1/21 (ETM)	335	385
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/20 (Prere.)	870	1,011
Westchester County NY Health Care Corp. Revenue	5.000%	11/1/30	1,935	2,098
Westchester County NY Health Care Corp. Revenue	6.000%	11/1/30	130	144
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/31	2,600	2,855
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/32	2,375	2,595
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/33	2,965	3,228
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/25	1,505	1,740
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/27	4,405	5,069
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/28	3,000	3,422
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/29	4,490	5,060
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/30	4,645	5,180
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/31	2,740	3,039
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/32	2,160	2,384
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/34	2,525	2,760
Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/35	3,685	4,012
				8,246,057
North Carolina (1.1%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/19	2,515	2,720
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/20	5,280	5,882
Cabarrus County NC Installment Financing Contract Revenue	4.000%	4/1/18	650	668
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/19	500	538
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/20	1,810	2,008
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/21	1,310	1,493
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/18	2,400	2,523
Cape Fear NC Public Utility Authority Water & Sewer System Revenue	5.000%	8/1/20	3,350	3,757
Charlotte NC GO	5.000%	8/1/18	4,270	4,489
Charlotte NC GO	5.000%	12/1/19	7,780	8,562
Charlotte NC GO	5.000%	7/1/22	3,280	3,853
Charlotte NC GO	5.000%	7/1/23	3,355	3,909

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Durham Capital Financing Corp. North Carolina Limited Obligation Revenue	5.000%	6/1/33	3,210	3,673
Durham County NC GO	5.000%	10/1/22	5,020	5,925
Durham County NC GO	5.000%	10/1/23	5,105	6,137
Durham County NC GO	5.000%	10/1/28	1,945	2,390
Greensboro NC GO	5.000%	2/1/23	2,420	2,878
Guilford County NC GO	5.000%	2/1/21	5,000	5,692
Guilford County NC GO	5.000%	3/1/22	3,220	3,759
Mecklenburg County NC COP	4.750%	2/1/19 (Prere.)	2,500	2,663
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	3,390	3,626
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,200	1,283
Mecklenburg County NC COP	5.000%	2/1/19 (Prere.)	1,000	1,070
Mecklenburg County NC GO	5.000%	3/1/19 (Prere.)	3,715	3,982
Mecklenburg County NC GO	5.000%	2/1/21	1,120	1,275
New Hanover County NC Hospital Revenue (New Hanover Regional Medical Center Project)	5.000%	10/1/27 (4)	9,900	10,646
North Carolina Capital Facilities Financial Solid Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,522
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	16,725
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	17,124
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	15,422
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	33,728
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	31,520
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.000%	1/1/19 (Prere.)	22,510	24,002
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,224
North Carolina GAN	5.000%	3/1/21	2,060	2,329
North Carolina GAN	5.000%	3/1/24	13,000	15,446
North Carolina GAN	5.000%	3/1/25	19,100	22,847
North Carolina GAN	5.000%	3/1/27	5,955	6,984
North Carolina GAN	5.000%	3/1/29	15,000	17,295
North Carolina GAN PUT	4.000%	3/1/18	11,000	11,108
North Carolina GO	5.000%	5/1/18	11,900	12,392
North Carolina GO	5.000%	6/1/19	5,000	5,415
North Carolina GO	5.000%	6/1/19	14,515	15,719
North Carolina GO	5.000%	6/1/21	5,515	6,333
North Carolina GO	4.000%	5/1/23	39,470	44,748
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/21	8,610	9,775
North Carolina Medical Care Commission Health Care Facilities Revenue
(Cape Fear Valley Health System)	5.000%	10/1/22	9,155	10,573
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group)	5.000%	11/1/30	2,435	2,637
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/28	1,250	1,440
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/29	2,000	2,287
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/27	4,000	4,519
North Carolina Medical Care Commission Health Care Facilities Revenue (WakeMed)	5.000%	10/1/31	12,500	13,888
2 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/28	1,050	1,264
2 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/29	1,000	1,193
2 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/31	1,000	1,176
2 North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/32	1,800	2,102
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/20	1,375	1,522
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/21	5,000	5,519
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/22	5,000	5,500
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/23	1,825	2,065
North Carolina Medical Care Commission Hospital Revenue
(Southeastern Regional Medical Center)	5.000%	6/1/25	1,035	1,153
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (ETM)	5,000	5,150
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	3,085	3,176
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.250%	1/1/18 (Prere.)	2,000	2,059
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	3,205	3,415
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/30	1,295	1,371
North Carolina Revenue	5.000%	11/1/19	5,000	5,484
North Carolina State University at Raleigh General Revenue	5.000%	10/1/25	2,655	3,162
North Carolina Turnpike Authority Revenue	5.000%	1/1/25	1,785	2,084
North Carolina Turnpike Authority Revenue	5.000%	1/1/26 (4)	1,750	2,080
North Carolina Turnpike Authority Revenue	5.000%	1/1/28 (4)	2,250	2,673
North Carolina Turnpike Authority Revenue	5.000%	1/1/29 (4)	2,600	3,067
Raleigh NC GO	5.000%	2/1/20	1,380	1,526
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,590	1,747
University of North Carolina University System Revenue	5.250%	10/1/19 (Prere.)	1,720	1,890
Wake County NC GO	5.000%	3/1/18	3,455	3,575
Wake County NC GO	5.000%	3/1/19	4,500	4,831

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wake County NC GO	5.000%	2/1/20	7,500	8,294
Wake County NC GO	5.000%	3/1/20	9,340	10,355
Wake County NC GO	5.000%	3/1/21	5,125	5,847
Wake County NC GO	5.000%	3/1/22	18,150	21,186
Wake County NC GO	5.000%	3/1/23	18,730	22,313
Wake County NC Limited Obligation Revenue	5.000%	6/1/19 (Prere.)	3,000	3,245
Wake County NC Limited Obligation Revenue	5.000%	12/1/20	6,380	7,216
Wake County NC Public Improvement GO	5.000%	9/1/21	2,400	2,773
				597,416
North Dakota (0.0%)
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,500	1,715
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,000	1,144
Burleigh County ND Health Care Revenue (St. Alexis Medical Center Project)	5.000%	7/1/21 (Prere.)	1,300	1,486
				4,345
Ohio (2.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Children’s Hospital Medical Center of Akron)	5.000%	11/15/32	7,500	8,190
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/27	1,000	1,162
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/28	1,210	1,396
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/29	1,315	1,506
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/31	1,000	1,134
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/34	3,540	3,957
Akron OH Income Tax Revenue (Community Learning Centers)	5.000%	12/1/27	5,830	6,762
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	9/1/17	14,645	14,837
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,180
3 Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) TOB VRDO	0.990%	5/5/17	7,460	7,460
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.900%	5/1/17 LOC	15,900	15,900
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/18 (Prere.)	1,500	1,552
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/24	11,430	12,496
American Municipal Power Ohio Inc. Revenue	5.000%	2/15/25	10,000	10,924
American Municipal Power Ohio Inc. Revenue	5.250%	2/15/28	1,035	1,067
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/23	2,375	2,726
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.250%	2/15/29	6,120	6,924
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/31	9,145	10,168
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/32	13,480	14,943
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/18	16,000	16,538
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.250%	2/15/19	13,050	13,998
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/20	10,310	11,339
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/30	1,825	1,927
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/31	1,565	1,643
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/32	1,850	1,928
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	2,100	2,173
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project)	5.000%	2/15/19 (Prere.)	5,000	5,354
American Municipal Power Ohio Inc. Revenue (Prairie State Energy Campus Project) PUT	5.000%	8/15/19	7,000	7,466
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	7,951
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,250
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	6,645
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,542
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	11,858
Cleveland OH Airport System Revenue	5.000%	1/1/23 (4)	1,510	1,736
Cleveland OH Airport System Revenue	5.000%	1/1/24 (4)	1,075	1,251
Cleveland OH GO	5.000%	12/1/18	1,000	1,062
Cleveland OH GO	5.000%	12/1/19	1,780	1,953
Cleveland OH Income Tax Revenue	5.000%	10/1/28	5,005	5,846
Cleveland OH Income Tax Revenue	5.000%	10/1/29	4,800	5,582
Cleveland OH Income Tax Revenue	5.000%	10/1/30	10,020	11,601
Cleveland OH Municipal School District GO	5.000%	12/1/26	1,660	1,909
Cleveland OH Municipal School District GO	5.000%	12/1/27	1,000	1,144
Cleveland OH Water Revenue	5.000%	1/1/23	2,400	2,767
Cleveland OH Water Revenue	5.000%	1/1/25	2,500	2,869
Cleveland OH Water Revenue	5.000%	1/1/26	2,250	2,575
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/29	5,000	5,593
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/30	5,225	5,840
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/31	8,640	9,658
Cleveland State University Ohio General Receipts Revenue	5.000%	6/1/32	9,060	10,073

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/31	3,175	3,549
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/32	3,340	3,717
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,018
Columbus OH City School District GO	0.000%	12/1/27 (4)	14,060	10,274
Columbus OH City School District GO	0.000%	12/1/29 (4)	11,170	7,504
Columbus OH City School District School Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,112
Columbus OH GO	5.000%	2/15/21	7,190	8,187
Columbus OH GO	5.000%	2/15/22	3,000	3,488
Columbus OH GO	5.000%	7/1/24	5,655	6,859
Columbus OH GO	5.000%	8/15/24	10,295	12,511
Columbus OH GO	5.000%	7/1/26	19,795	24,507
Columbus OH Metropolitan Library Special Obligation Revenue	5.000%	12/1/20 (Prere.)	1,325	1,498
Columbus OH Sewer Revenue	5.000%	6/1/29	12,000	14,373
Columbus OH Sewer Revenue	5.000%	6/1/30	10,250	12,194
Columbus OH Sewer Revenue	5.000%	6/1/32	3,400	4,003
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/20	7,000	7,855
Cuyahoga County OH Economic Development Revenue (Med Mart/Convention Center Project)	5.000%	12/1/21	7,300	8,217
Cuyahoga County OH Excise Tax Revenue (Sports Facilities Improvement Project)	5.000%	12/1/26	1,500	1,740
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,331
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/26	1,500	1,795
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/28	2,000	2,360
Cuyahoga County OH Sales Tax Revenue	5.000%	12/1/29	3,715	4,352
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	2,500	2,758
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	3,470	3,828
Cuyahoga OH Community College District Revenue	5.000%	2/1/20 (Prere.)	6,610	7,292
Dayton OH City School District GO	5.000%	11/1/21	9,210	10,559
Dayton OH City School District GO	5.000%	11/1/22	5,500	6,399
Fairfield County OH Hospital Facilities Revenue (Fairfield Medical Center)	5.125%	6/15/33	11,000	11,777
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/20	6,000	6,746
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/28	7,000	8,259
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/29	5,000	5,858
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/30	8,640	10,086
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/31	10,000	11,606
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/32	10,000	11,547
Franklin County OH Convention Facilities Authority Revenue	5.000%	12/1/33	10,000	11,495
3 Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) TOB VRDO	0.940%	5/5/17	4,500	4,500
Franklin County OH Hospital Facilities Revenue (OhioHealth Corp.) VRDO	0.890%	5/5/17	6,830	6,830
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/25	1,125	1,253
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/26	700	776
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/31	1,500	1,598
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/33	8,115	9,220
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/34	11,540	13,057
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/35	13,965	15,724
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/36	12,955	14,539
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23	3,250	3,876
Hamilton County OH Sales Tax Revenue	5.000%	12/1/24	3,300	3,979
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	1,500	1,606
Huber Heights OH City School District GO	4.750%	12/1/19 (Prere.)	890	972
Huber Heights OH City School District GO	4.875%	12/1/19 (Prere.)	150	164
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,098
Huber Heights OH City School District GO	5.000%	12/1/19 (Prere.)	1,000	1,098
Kent State University Ohio Revenue	5.000%	5/1/29	1,000	1,140
Kent State University Ohio Revenue	5.000%	5/1/30	1,750	1,980
Kent State University Ohio Revenue	5.000%	5/1/31	4,000	4,525
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/25	2,675	3,149
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/26	1,170	1,366
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/28	2,255	2,588
Lake County OH Hospital Facilities Revenue (Lake Hospital System Inc.)	5.000%	8/15/29	1,745	1,983
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,546
Lorain County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	7,546
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,379
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.750%	11/15/31	6,000	6,894
Miami University of Ohio General Receipts Revenue	5.000%	9/1/31	2,000	2,254
Middletown OH Hospital Facilities Revenue (Atrium Medical Center) VRDO	0.900%	5/5/17 LOC	1,750	1,750
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.880%	5/1/17 LOC	12,600	12,600
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	4/1/19 (Prere.)	1,975	2,123
Ohio Building Authority Revenue (Administration Building Fund)	5.000%	10/1/19	5,000	5,468
Ohio Building Authority Revenue (Adult Correctional Building)	5.125%	4/1/30	1,475	1,655

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Capital Facilities Lease-Appropriation Revenue
(Mental Health Facilities Improvement Fund Projects)	5.000%	2/1/23	2,075	2,440
Ohio Common Schools GO	5.000%	9/15/19	9,655	10,547
Ohio Common Schools GO	5.000%	6/15/20	7,730	8,649
Ohio GO	5.000%	9/15/19	9,025	9,859
Ohio GO	5.000%	4/1/21	4,440	5,040
Ohio GO	5.000%	9/15/24	12,500	15,219
Ohio GO	5.000%	3/15/36	5,000	5,701
Ohio Higher Educational Facility Commission Revenue
(Cleveland Clinic Health System Obligated Group)	5.000%	1/1/29	4,500	5,130
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	980	1,001
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/17 (Prere.)	1,880	1,920
Ohio Higher Educational Facility Commission Revenue (Denison University Project)	5.000%	11/1/26	3,020	3,081
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19 (ETM)	7,305	7,980
Ohio Higher Educational Facility Commission Revenue (Oberlin College Project)	5.000%	10/1/19	16,710	18,227
Ohio Highway Capital Improvements GO	5.000%	5/1/19	5,000	5,402
Ohio Highway Capital Improvements GO	5.000%	5/1/27	10,220	11,877
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.000%	1/1/27	9,330	9,860
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.125%	1/1/28	11,670	12,349
Ohio Housing Finance Agency Residential Mortgage Revenue	6.125%	9/1/28	1,100	1,141
Ohio Major New State Infrastructure Project Revenue	5.500%	6/15/18 (Prere.)	4,000	4,207
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/22	5,235	6,170
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	3,250	3,764
Ohio Major New State Infrastructure Project Revenue	5.000%	12/15/23	4,000	4,782
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/27	3,150	3,703
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/28	3,310	3,866
Ohio Parks & Recreation Capital Facilities Revenue	5.000%	2/1/29	3,475	4,029
Ohio State University General Receipts Revenue	5.000%	12/1/18 (Prere.)	250	266
Ohio State University General Receipts Revenue	5.000%	12/1/19 (Prere.)	215	236
Ohio State University General Receipts Revenue	5.000%	12/1/20	3,535	3,877
Ohio State University General Receipts Revenue	5.000%	12/1/26	2,250	2,399
Ohio Turnpike Commission Turnpike Revenue	5.500%	2/15/20 (14)	9,000	10,043
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	1,933
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/28	2,000	2,294
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/29	3,000	3,467
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	7,838
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/19	5,775	6,402
Ohio Water Development Authority Drinking Water Assistance Fund Revenue	5.250%	12/1/20	5,570	6,368
Ohio Water Development Authority Fresh Water Revenue	5.000%	12/1/18	3,000	3,195
3 Ohio Water Development Authority Fresh Water Revenue TOB VRDO	1.000%	5/5/17	5,860	5,860
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	12/1/21	5,310	6,158
Ohio Water Development Authority Pollution Control Revenue (Water Quality)	5.000%	6/1/24	3,325	4,013
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	5,904
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	5,511
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	10,530
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/26	10,500	13,058
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/27	20,000	24,975
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/27	16,000	19,914
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/28	23,000	28,426
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	12/1/28	24,590	30,304
Penta Career Center Ohio COP	5.250%	4/1/23	2,480	2,825
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (ETM)	3,520	3,634
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,195	3,299
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.000%	2/15/18 (Prere.)	3,680	3,800
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.500%	2/15/18 (Prere.)	17,000	17,620
University of Akron Ohio General Receipts Revenue	5.000%	1/1/23 (4)	8,010	8,764
University of Akron Ohio General Receipts Revenue	5.000%	1/1/24 (4)	3,335	3,647
University of Akron Ohio General Receipts Revenue	5.000%	1/1/25 (4)	2,500	2,733
University of Akron Ohio General Receipts Revenue	5.000%	1/1/26 (4)	2,000	2,185
University of Akron Ohio General Receipts Revenue	5.000%	1/1/27 (4)	2,000	2,184
University of Akron Ohio General Receipts Revenue	5.000%	1/1/28 (4)	2,500	2,728
University of Akron Ohio General Receipts Revenue	5.000%	1/1/31	2,175	2,443
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/22	2,455	2,866
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/29	6,385	7,364
University of Cincinnati Ohio General Receipts Revenue	5.000%	6/1/30	1,000	1,149
				1,171,401
Oklahoma (0.3%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/20	4,000	4,452
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/28	7,500	9,034
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/17	1,055	1,064
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/18	755	788

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/19	795	853
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/20	835	916
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/21	880	982
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/22	925	1,043
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/23	970	1,104
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	5,000	5,766
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/24	1,020	1,167
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	3,500	4,039
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/25	1,075	1,229
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	5,325	6,176
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/26	1,130	1,293
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	2,100	2,407
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/27	1,185	1,356
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	2,000	2,276
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/29	1,310	1,464
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,380	1,533
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,450	1,601
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/23	2,500	2,965
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/24	1,500	1,802
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/25	3,000	3,583
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/26	2,500	2,961
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/27	3,000	3,529
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/28	2,000	2,339
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/29	2,500	2,904
Oklahoma Capitol Improvement Authority Facilities Revenue	5.000%	7/1/30	2,500	2,890
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/23	1,500	1,788
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/29	3,600	4,345
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/31	4,255	4,950
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	1,850	2,185
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/32	5,000	5,795
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/33	2,500	2,938
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/34	4,385	5,130
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/18 (Prere.)	12,100	12,730
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/25	2,000	2,394
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/26	1,000	1,185
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/27	1,750	2,056
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/28	1,750	2,041
Oklahoma Development Finance Authority Health System Revenue
(Integris Health Obligated Group)	5.000%	8/15/29	1,750	2,025
Oklahoma Municipal Power Authority Power Supply System Revenue	5.875%	1/1/18 (Prere.)	1,045	1,080
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/29	350	407
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/32	3,770	4,264
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	6,055	6,813
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/33	1,500	1,701
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,301
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/24	3,500	4,138
Tulsa County OK Industrial Authority Educational Facilities Lease Revenue	5.000%	9/1/25	6,175	7,353
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/25	1,000	1,107
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/26	350	387
University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,133
University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,506
University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,246
University of Oklahoma Revenue	5.000%	7/1/32	670	750
				159,264
Oregon (1.0%)
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/33	11,875	14,084
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/37	16,370	19,071
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/29	1,425	1,740
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/32	2,000	2,392
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/34	2,455	2,905
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/35	2,000	2,353
Clatsop County OR School District No. 10 Seaside GO	5.000%	6/15/36	2,500	2,932
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/30	550	612
Forest Grove OR Campus Improvement Revenue (Pacific University Project)	5.000%	5/1/36	2,500	2,709
Multnomah County OR School District GO	5.000%	6/15/19	18,000	19,516
Multnomah County OR School District GO	5.000%	6/15/20	21,515	24,052

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Multnomah County OR School District GO	5.000%	6/15/21	36,255	41,641
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,130	3,372
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	1,750	1,886
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	2,220	2,392
Oregon Department of Administrative Services COP	5.000%	5/1/19 (Prere.)	3,520	3,793
Oregon Department of Administrative Services COP	5.000%	11/1/19 (Prere.)	4,310	4,723
Oregon Department of Administrative Services COP	5.000%	11/1/19	2,000	2,192
Oregon Department of Administrative Services COP	5.000%	11/1/20	5,350	5,850
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21 (Prere.)	5,340	6,143
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	3,500	4,163
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	2,110	2,510
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	1,430	1,701
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/23	6,355	7,559
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/24	7,000	8,452
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	5,440	6,628
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	2,130	2,551
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/25	8,015	9,600
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/29	8,000	9,520
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	4,705	5,715
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/30	2,000	2,429
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	11,010	12,575
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,480	4,193
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/31	860	971
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	5,560	6,324
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	5,545	6,284
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/33	4,000	4,762
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/34	2,585	3,060
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/36	1,670	1,959
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/24	3,000	3,659
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/27	2,000	2,400
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/28	5,500	6,560
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/29	9,500	11,252
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	2,500	2,949
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/20	7,610	8,488
Oregon Facilities Authority Revenue (Legacy Health Project)	5.250%	5/1/21	7,500	8,598
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/32	4,000	4,601
Oregon Facilities Authority Revenue (Legacy Health Project)	5.000%	6/1/33	4,000	4,578
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/22	1,000	1,172
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,250	1,490
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/26	1,810	2,125
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	2,000	2,332
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/28	2,500	2,899
Oregon Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/29	1,420	1,636
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/26	1,080	1,246
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/27	2,725	3,105
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/28	3,965	4,485
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/27	595	692
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/29	750	859
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/30	700	800
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/31	700	799
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/32	1,000	1,136
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/33	1,100	1,246
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/34	1,280	1,444
Oregon Facilities Authority Revenue (University of Portland)	5.000%	4/1/35	1,200	1,348
Oregon GO	5.000%	5/1/18	1,500	1,562
Oregon GO	5.000%	11/1/18	3,750	3,980
Oregon GO	5.000%	5/1/19	2,770	2,991
Oregon GO	5.000%	5/1/21 (Prere.)	2,755	3,152
Oregon GO	5.000%	5/1/21 (Prere.)	2,890	3,307
Oregon GO	5.000%	5/1/21 (Prere.)	1,760	2,014
Oregon GO	5.000%	5/1/21 (Prere.)	1,570	1,796
Oregon GO	5.000%	5/1/21 (Prere.)	2,415	2,763
Oregon GO	5.000%	5/1/21 (Prere.)	5,165	5,910
Oregon GO	5.000%	5/1/21 (Prere.)	5,685	6,505
Oregon GO	5.000%	5/1/21 (Prere.)	3,370	3,856
Oregon GO	5.000%	5/1/21 (Prere.)	1,490	1,705
Oregon GO	5.000%	5/1/21 (Prere.)	2,460	2,815
Oregon GO	5.000%	5/1/31	2,915	3,379
Oregon GO	5.000%	5/1/32	2,060	2,379
Oregon GO	5.000%	5/1/32	3,250	3,886
Oregon GO	5.000%	11/1/32	1,440	1,680

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Oregon GO	5.000%	5/1/33	3,000	3,567
Oregon GO	5.000%	5/1/34	2,675	3,165
Oregon GO	5.000%	5/1/35	2,750	3,238
Oregon GO	5.000%	5/1/36	7,000	8,189
Oregon GO	5.000%	5/1/37	4,360	5,084
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,725	3,164
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,865	3,327
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	3,015	3,501
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	1,650	1,916
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,050	2,380
Oregon GO (Oregon University System Projects)	5.250%	8/2/21 (Prere.)	2,585	3,002
Port of Portland OR International Airport Revenue	5.000%	7/1/29	1,650	1,941
Port of Portland OR International Airport Revenue	5.000%	7/1/30	1,000	1,169
Port of Portland OR International Airport Revenue	5.000%	7/1/32	1,065	1,228
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,000	3,427
Portland OR Sewer System Revenue	5.000%	6/1/20	43,210	48,306
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/32	1,610	1,911
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/33	2,310	2,727
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/34	2,500	2,936
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/31	5,460	6,556
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/32	4,105	4,897
2 Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/35	5,000	5,505
2 Washington County OR School District No. 48J Beaverton GO	0.000%	6/15/36	5,500	6,047
				528,076
Pennsylvania (4.6%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	15,000	16,425
Allegheny County PA GO	5.000%	11/1/25	7,445	8,912
Allegheny County PA GO	5.000%	11/1/29	12,000	14,148
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	2,720	3,147
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.500%	3/1/21 (Prere.)	1,290	1,493
Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center)	1.410%	2/1/21	11,490	11,488
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.920%	5/1/17 LOC	5,000	5,000
3 Allegheny County PA Hospital Development Authority Revenue
(University of Pittsburgh Medical Center) TOB VRDO	0.920%	5/1/17 LOC	12,595	12,595
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	19,589
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/23	3,400	4,006
Allegheny County PA Sanitary Authority Sewer Revenue	5.000%	12/1/24	2,500	2,979
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/34 (4)	2,000	2,102
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/24	2,795	3,091
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/25	2,500	2,734
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/26	2,000	2,170
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/28	2,310	2,485
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/29	3,740	4,004
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/31	3,000	3,187
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.500%	6/1/17	4,500	3,409
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	16,100	7,084
Bucks County PA Industrial Development Authority Hospital Revenue (Grand View Hospital) VRDO	0.910%	5/5/17 LOC	29,540	29,540
Bucks County PA Water & Sewer Authority Water System Revenue	5.000%	6/1/19 (15)	2,000	2,149
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/31	1,825	2,058
Canonsburg-Houston PA Joint Authority Sewer Revenue	5.000%	12/1/32	1,915	2,149
Central Bradford PA Progress Authority Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,268
Central Bucks County PA School District GO	5.000%	5/15/20 (ETM)	625	696
Central Bucks County PA School District GO	5.000%	5/15/20	1,645	1,832
Chester County PA GO	4.000%	7/15/28	7,515	8,495
Coatesville PA School District GO	5.000%	8/1/24 (4)	1,275	1,500
Coatesville PA School District GO	5.000%	8/1/25 (4)	1,000	1,183
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,349
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/25	875	996
Commonwealth Financing Authority Pennsylvania Revenue	5.000%	6/1/32	7,000	7,715
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18 (ETM)	2,460	2,536
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.500%	1/1/18	275	282
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/19 (Prere.)	3,075	3,315
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/19 (Prere.)	3,770	4,080
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	5.750%	1/1/20	340	364
Cumberland County PA Municipal Authority Revenue (Diakon Lutheran Social Ministries Project)	6.000%	1/1/21	420	451

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/19 (Prere.)	7,060	7,775
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	5.000%	6/1/29	1,500	1,744
Dauphin County PA General Authority Health System Revenue (Pinnacle Health System Project)	6.000%	6/1/29	7,740	8,470
Delaware County PA GO	5.000%	10/1/17	2,250	2,290
Delaware County PA GO	5.000%	10/1/18	2,360	2,497
Delaware County PA GO	5.000%	10/1/21	1,645	1,900
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/30	2,000	2,372
Delaware River Joint Toll Bridge Commission Pennsylvania & New Jersey Revenue	5.000%	7/1/37	3,500	4,004
Delaware River Port Authority Pennsylvania & New Jersey Revenue	5.000%	1/1/23	4,850	5,359
Haverford Township PA School District GO VRDO	0.900%	5/5/17 LOC	8,115	8,115
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/26	6,540	7,865
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/28	1,420	1,667
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/29	1,385	1,611
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/33	3,000	3,408
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/34	3,000	3,393
Lancaster County PA Solid Waste Management Authority Solid Waste Disposal System Revenue	5.000%	12/15/33	5,750	6,444
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/21	1,000	1,133
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/22	1,000	1,152
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/24	525	617
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/25	1,085	1,275
Lycoming County PA Authority College Revenue (Pennsylvania College of Technology)	5.000%	10/1/26	600	707
Middletown PA School District GO	5.000%	3/1/31	3,030	3,359
Middletown PA School District GO	5.000%	3/1/32	3,375	3,728
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/29	6,995	7,803
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/19 (Prere.)	5,765	6,227
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/25	7,000	7,917
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/27	6,000	6,713
Montgomery County PA Higher Education & Health Authority Hospital Revenue
(Abington Memorial Hospital)	5.000%	6/1/31	8,500	9,318
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/23	8,000	8,934
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/24	4,365	4,913
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.000%	1/15/25	7,840	8,784
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/26	5,250	5,918
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/27	3,000	3,337
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/29	3,850	4,214
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/31	8,350	9,036
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/32	9,055	9,762
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	4,000	3,997
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.500%	4/1/20	3,250	3,248
Montgomery County PA Industrial Development Authority Pollution Control Revenue
(Exelon Generation Co., LLC) PUT	2.550%	6/1/20	19,000	18,986
Montour PA School District GO	5.000%	4/1/32 (4)	3,245	3,671
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.625%	7/1/30	3,750	3,933
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	5.750%	7/1/35	6,925	7,255
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/18 (Prere.)	1,000	1,052
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.125%	8/15/18 (Prere.)	1,000	1,053
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,000	1,055
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	1,500	1,582
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.250%	8/15/18 (Prere.)	3,000	3,165
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/24	2,815	3,288
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/25	2,025	2,370
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/27	2,835	3,311
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/29	5,205	5,970
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/30	7,720	8,768
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/31	8,130	9,180

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.000%	8/15/36	6,790	7,484
Pennsylvania Economic Development Financing Authority Health System Revenue
(Albert Einstein Healthcare Network)	6.250%	10/15/19 (Prere.)	2,795	3,074
Pennsylvania Economic Development Financing Authority Pollution Control Revenue
(PPL Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,839
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/23	1,250	1,463
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/24	3,000	3,558
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/25	2,180	2,589
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/26	3,000	3,524
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/27	4,705	5,479
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/29	6,000	6,897
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/31	12,965	14,735
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/32	6,865	7,764
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/33	10,000	11,254
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/33	10,000	11,048
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/18	1,950	2,043
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/19	4,700	5,102
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/20	20,000	21,703
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	1/1/21	10,000	10,663
Pennsylvania Economic Development Financing Authority Unemployment Compensation Revenue	5.000%	7/1/22	4,355	4,370
Pennsylvania GO	5.000%	5/1/19	15,000	16,127
Pennsylvania GO	5.000%	7/1/19	14,925	16,132
Pennsylvania GO	5.000%	6/1/21	20,000	22,666
Pennsylvania GO	5.000%	7/1/21	32,365	36,749
Pennsylvania GO	5.375%	7/1/21	4,950	5,695
Pennsylvania GO	5.000%	6/1/22	19,450	22,463
Pennsylvania GO	4.000%	7/1/23	13,000	14,332
Pennsylvania GO	5.000%	11/15/23	4,705	5,369
Pennsylvania GO	5.000%	8/15/24	24,500	29,074
Pennsylvania GO	5.000%	3/15/25	7,000	8,316
Pennsylvania GO	5.000%	4/1/25	7,500	8,663
Pennsylvania GO	5.000%	9/15/26	34,500	41,405
Pennsylvania GO	5.000%	9/15/27	25,375	30,237
Pennsylvania GO	5.000%	3/15/28	21,000	24,255
Pennsylvania GO	4.000%	10/15/28	11,550	12,403
Pennsylvania GO	4.000%	8/15/29 (4)	17,000	18,248
Pennsylvania GO	4.000%	6/15/30	24,400	25,715
Pennsylvania GO	4.000%	8/15/30 (4)	19,000	20,242
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/20	2,560	2,865
Pennsylvania Higher Education Assistance Agency Revenue	5.000%	12/15/21	1,830	2,036
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/32	8,500	8,836
Pennsylvania Higher Educational Facilities Authority Revenue	4.000%	6/15/33	10,000	10,340
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/27	1,745	1,930
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,451
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	4,125	4,545
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/24	1,435	1,597
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/25	1,670	1,841
Pennsylvania Higher Educational Facilities Authority Revenue (La Salle University)	5.000%	5/1/26	1,690	1,852
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/25	2,065	2,359
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/26	1,140	1,295
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,266
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,085	3,473
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	2,985	3,331
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	3,500	3,901
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/19 (2)	2,935	3,195
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/27	700	794
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/28	1,650	1,865
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/30	500	560
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	3/1/32	1,000	1,112
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	3/1/21 (Prere.)	2,405	2,735
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/23	8,220	9,855
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/24	7,000	8,507
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/25	5,000	6,142
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	4,625	5,629

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	5.000%	10/1/26	9,550	11,623
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pittsburgh Medical Center)	5.000%	5/15/31	500	538
Pennsylvania Higher Educational Facilities Authority Revenue (University of the Sciences)	5.000%	11/1/33	5,805	6,445
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	4.000%	10/1/18	2,000	2,084
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/19	2,000	2,169
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue	5.000%	10/1/20	1,500	1,682
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	12,180	12,835
Pennsylvania Industrial Development Authority Economic Development Revenue	5.500%	7/1/18 (Prere.)	17,530	18,472
Pennsylvania State University Revenue	5.000%	9/1/21	620	715
Pennsylvania State University Revenue	5.000%	9/1/21	1,400	1,614
Pennsylvania State University Revenue	5.000%	9/1/26	1,250	1,541
Pennsylvania State University Revenue	4.000%	9/1/27	4,800	5,399
Pennsylvania State University Revenue	5.000%	9/1/28	5,000	6,042
Pennsylvania State University Revenue	5.000%	9/1/29	5,000	5,991
Pennsylvania State University Revenue	5.000%	9/1/30	1,750	2,087
Pennsylvania State University Revenue	5.000%	9/1/30	1,650	1,967
Pennsylvania State University Revenue	5.000%	9/1/34	5,125	6,055
Pennsylvania State University Revenue	4.000%	9/1/35	1,650	1,734
Pennsylvania State University Revenue	5.000%	9/1/35	4,400	5,164
Pennsylvania State University Revenue	5.000%	9/1/35	1,350	1,565
Pennsylvania State University Revenue	4.000%	9/1/36	1,730	1,811
Pennsylvania State University Revenue	5.000%	9/1/36	1,325	1,531
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/20 (Prere.)	4,010	4,606
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/23	1,770	2,059
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/24	1,825	2,112
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/25	2,190	2,516
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/26	2,165	2,476
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	2,175	2,422
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/23	2,895	3,400
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/26	1,460	1,740
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue	5.000%	12/1/27	1,600	1,876
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	2,500	2,612
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	12,345	12,929
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	9,020	9,763
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	40,980	44,357
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	8,585	9,283
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,535	3,823
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,520	4,888
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	4,715	5,123
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	7,280	7,998
1 Pennsylvania Turnpike Commission Revenue	2.170%	12/1/20	22,700	22,901
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/20 (Prere.)	1,710	1,949
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/20 (Prere.)	1,790	2,064
1 Pennsylvania Turnpike Commission Revenue	1.880%	12/1/21	37,500	37,667
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	6,930	7,567
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,675	18,265
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24	27,855	32,591
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	11,910	13,859
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25	37,630	43,789
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/25	1,250	1,382
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	9,845	11,481
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (4)	35,000	41,572
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	35,000	40,735
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	1,500	1,658
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/26	2,320	2,699
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	5,275	6,162
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/27	1,335	1,476
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	5,140	5,950
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/28	3,500	3,722
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/28	1,000	1,142
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,450
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,030	3,432
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	7,635	8,738
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/29	2,000	2,265
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/30	5,000	5,672
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	4,000	4,514
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/31	6,890	7,769
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	1,500	1,640

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	25,500	28,663
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	3,785	4,254
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	8,210	9,177
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/32	14,615	16,357
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	31,195	34,908
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/32	3,250	3,637
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/33	9,950	11,087
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/33	4,500	4,782
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	4,940	5,496
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	23,000	25,622
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	2,620	2,902
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/34	4,000	4,404
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/35	22,500	24,704
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	30,410	33,525
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/35	4,000	4,386
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/36	20,000	21,894
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	4,000	4,377
3 Pennsylvania Turnpike Commission Revenue TOB VRDO	0.980%	5/5/17 (12)	4,670	4,670
Philadelphia PA Airport Revenue	5.000%	6/15/23	2,000	2,208
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/26	5,000	5,782
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/24	6,500	7,697
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/25	7,820	9,320
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/26	12,860	15,196
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/27	6,750	7,905
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/28	3,500	4,078
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/29	2,500	2,891
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/34	3,250	3,666
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/35	7,135	8,017
Philadelphia PA Gas Works Revenue	5.000%	10/1/21	7,170	8,088
Philadelphia PA Gas Works Revenue	5.000%	10/1/23	5,550	6,448
Philadelphia PA Gas Works Revenue	5.000%	8/1/24	6,400	7,459
Philadelphia PA Gas Works Revenue	5.000%	10/1/24	1,800	2,102
Philadelphia PA Gas Works Revenue	5.000%	10/1/25	2,500	2,926
Philadelphia PA Gas Works Revenue	5.000%	10/1/29	4,275	4,892
Philadelphia PA GO	5.000%	8/1/23	7,310	8,519
Philadelphia PA GO	5.000%	8/1/29	5,000	5,675
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	6.250%	7/1/23	9,100	9,153
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	4,275	4,289
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	6,040	6,056
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/19 (Prere.)	3,500	3,854
Philadelphia PA School District GO	5.000%	9/1/21	5,000	5,396
Philadelphia PA School District GO	5.000%	6/1/24 (4)(3)	2,000	2,271
Philadelphia PA School District GO	5.000%	9/1/25 (15)	34,410	39,609
Philadelphia PA School District GO	5.000%	9/1/26	2,295	2,540
Philadelphia PA School District GO	5.000%	9/1/32	2,100	2,255
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/20	1,300	1,444
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/20 (Prere.)	3,000	3,361
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/23	2,300	2,676
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/23	2,000	2,346
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/24	3,800	4,507
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/26	5,500	6,429
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/26	6,000	7,237
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/27	3,810	4,620
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/33	1,250	1,447
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/34	6,380	6,596
Philadelphia PA Water & Waste Water Revenue	4.000%	7/1/35	11,000	11,325
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/35	2,000	2,290
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/36	1,660	1,895
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/37	1,750	1,991
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.990%	5/5/17 (4)	30,310	30,310
Plum Borough PA School District GO	5.000%	9/15/23 (15)	1,000	1,162
Pocono Mountain PA School District GO	4.000%	9/1/22 (4)	2,155	2,381
Scranton PA School District GO	5.000%	6/1/25	2,500	2,764
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/18 (Prere.)	17,165	18,078
Southcentral Pennsylvania General Authority Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	12,835	13,371
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/27	6,100	6,698
Southeastern Pennsylvania Transportation Authority Revenue	5.000%	3/1/28	5,000	5,487
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	5/15/20 (Prere.)	2,440	2,714

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/25	15,385	16,797
St. Mary Hospital Authority Pennsylvania Health System Revenue (Catholic Health Initiatives)	5.000%	11/15/27	2,465	2,677
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/24 (15)	2,635	3,105
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/25 (15)	2,880	3,385
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/26 (15)	3,445	4,006
State Public School Building Authority Pennsylvania College Revenue
(Delaware County Community College Project)	5.000%	10/1/27 (15)	3,130	3,611
State Public School Building Authority Pennsylvania College Revenue
(Montgomery County Community College)	5.000%	5/1/24	3,290	3,824
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/24	21,000	23,967
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/25 (4)	9,505	10,881
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/26 (4)	31,500	36,223
Unionville-Chadds Ford PA School District GO	5.000%	6/1/24	1,255	1,510
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue	5.000%	9/15/17 (ETM)	3,990	4,053
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.000%	3/15/19 (Prere.)	2,650	2,846
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.500%	3/15/19 (Prere.)	9,000	9,749
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	12,500	13,716
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	11,250	12,344
University of Pittsburgh of the Commonwealth System of Higher Education Pennsylvania Revenue
(University Capital Project)	5.250%	9/15/19 (Prere.)	2,375	2,606
Upper Merion PA Area School District GO	4.000%	1/15/26	1,000	1,122
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/19	1,235	1,309
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.250%	7/1/20	1,330	1,448
Westmoreland County PA Industrial Development Authority Revenue (Excela Health Project)	5.000%	7/1/25	4,500	4,860
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/32	15,000	16,791
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/21	1,015	1,121
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/22	1,160	1,283
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/23	1,350	1,489
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/24	1,420	1,563
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/25	1,465	1,612
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/30	6,185	6,780
				2,396,847
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	10,430	10,547
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	18,450
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	24,563
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,408
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	10,000	10,871
Puerto Rico Highway & Transportation Authority Revenue	5.250%	7/1/21 (13)(3)	5,300	5,968
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	280
				76,087
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	11,370
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,172
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/28	500	580
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/32	650	735
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/35	1,575	1,756
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/37	500	555
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	20,000	21,750
Rhode Island Economic Development Corp. Revenue (Department of Transportation)	5.250%	6/15/19 (Prere.)	25,000	27,188
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/27	2,000	2,375
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.500%	9/1/23 (Prere.)	6,000	7,270
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	6.000%	9/1/23 (Prere.)	5,500	6,827
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/25	5,000	5,659
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/26	5,000	5,617

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	3,000	3,249
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/24	2,350	2,671
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/25	4,500	5,126
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Lifespan Obligated Group)	5.000%	5/15/26	2,000	2,288
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/18 (Prere.)	2,880	2,987
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/18 (Prere.)	3,210	3,334
Rhode Island Health & Educational Building Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/18 (Prere.)	3,500	3,639
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	6,015	6,027
				125,175
South Carolina (1.0%)
Aiken County SC Consolidated School District	5.000%	3/1/24	7,980	9,611
Beaufort County SC School District GO	5.000%	3/1/18	3,800	3,931
Beaufort County SC School District GO	5.000%	3/1/21	3,245	3,692
Berkeley County SC School District Revenue	5.000%	3/1/18	3,670	3,796
Berkeley County SC Utility Revenue	5.000%	6/1/30	8,170	9,397
Charleston County SC GO	5.000%	11/1/21	2,765	3,206
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/27	10,000	11,686
Charleston SC Waterworks & Sewer Capital Improvement Revenue	5.000%	1/1/20	3,075	3,392
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/29	1,750	1,924
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/30	1,000	1,086
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/31	1,000	1,077
Columbia SC Waterworks & Sewer System Revenue	4.000%	2/1/32	1,250	1,334
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/25	8,805	9,596
Dorchester County SC School District No. 2 Installment Purchase Revenue	4.000%	12/1/26	9,760	10,538
Florence County SC School District GO	5.000%	3/1/18	2,730	2,824
Greenville County SC Hospital Revenue (Greenville Hospital System)	4.125%	5/1/17	5,315	5,316
Greenville County SC Hospital Revenue (Greenville Hospital System)	5.000%	5/1/18	2,655	2,755
Greenville County SC School District Installment Revenue	5.500%	12/1/19	32,480	35,975
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/24	1,000	1,169
Kershaw County SC Public Schools Foundation Installment Purchase Revenue	5.000%	12/1/25	1,080	1,267
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/26	6,220	6,922
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/35	3,000	3,353
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/36	5,040	5,616
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/37	11,305	12,559
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/26	1,000	1,151
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/27	2,075	2,374
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/30	1,000	1,124
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/31	2,500	2,795
Myrtle Beach SC Hospitality Fee Revenue	5.000%	6/1/33	2,750	3,053
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/26	4,000	4,684
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/29	3,390	3,888
Newberry County SC School District Installment Purchase Revenue	5.000%	12/1/30	5,210	5,959
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18 (Prere.)	3,760	3,864
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	14,100	15,428
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	8,978
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	7,660
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/23	1,335	1,550
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (14)	2,400	2,032
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	9,860	10,106
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	2,000	2,350
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	3,923
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	3,000	3,537
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	8,847
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,426
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,069
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/23	2,000	2,347
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/24	2,300	2,725
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/26	2,000	2,336
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/27	2,500	2,899
South Carolina GO	5.000%	4/1/18	2,400	2,491
South Carolina GO	5.000%	4/1/19	7,825	8,426
South Carolina GO	5.000%	4/1/19	2,495	2,687

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina GO	5.000%	8/1/19	10,465	11,396
South Carolina GO	5.000%	10/1/19	4,530	4,960
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/20	4,410	4,907
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/21	2,380	2,720
South Carolina Higher Education Revenue (Clemson University)	5.000%	5/1/22	4,860	5,675
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/18	2,000	2,059
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/27	3,710	4,301
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/28	2,500	2,869
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/29	2,185	2,489
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,534
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,445
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,184
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/27	11,740	12,845
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,026
South Carolina Jobs Economic Development Authority Hospital Revenue (Palmetto Health)	5.000%	8/1/28	7,850	8,513
South Carolina Jobs Economic Development Authority Revenue
(Bon Secours Health System) VRDO	0.920%	5/5/17 LOC	16,600	16,600
South Carolina Public Service Authority Revenue	5.000%	12/1/23	10,000	11,316
South Carolina Public Service Authority Revenue	5.000%	12/1/24	13,900	15,825
South Carolina Public Service Authority Revenue	5.000%	12/1/25	5,615	6,338
South Carolina Public Service Authority Revenue	5.000%	12/1/27	4,295	4,786
South Carolina Public Service Authority Revenue	5.000%	12/1/28	15,130	16,764
South Carolina Public Service Authority Revenue	5.000%	12/1/29	6,065	6,673
South Carolina Public Service Authority Revenue	5.000%	12/1/30	10,510	11,511
South Carolina Public Service Authority Revenue	5.000%	12/1/31	13,980	15,231
South Carolina Public Service Authority Revenue	5.000%	12/1/32	8,535	9,257
South Carolina Public Service Authority Revenue	5.000%	12/1/33	10,465	11,300
South Carolina Public Service Authority Revenue	5.000%	12/1/35	3,000	3,262
South Carolina Transportation Infrastructure Revenue	5.000%	10/1/18	5,185	5,477
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/24 (15)	1,000	1,169
Sumter Two School Facilities Inc. South Carolina Installment Purchase Revenue	5.000%	12/1/25 (15)	1,440	1,689
				515,852
South Dakota (0.0%)
Educational Enhancement Funding Corp. South Dakota Tobacco Settlement Revenue	5.000%	6/1/23	1,000	1,139
South Dakota Building Authority Revenue	5.000%	6/1/33	4,000	4,526
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/23	650	769
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/24	650	776
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/25	600	706
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/26	675	787
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/27	1,025	1,182
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/28	825	944
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/29	1,415	1,603
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,148
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/34	8,250	9,124
				23,704
Tennessee (0.8%)
Chattanooga TN Electric System Revenue	5.000%	9/1/28	2,315	2,772
Chattanooga TN Electric System Revenue	5.000%	9/1/31	2,250	2,647
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/23	650	751
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/24	745	865
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/26	1,485	1,674
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/28	2,400	2,656
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/29	5,325	5,853
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/30	5,615	6,148
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/32	6,520	7,061
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/33	6,340	6,828
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/34	2,590	2,774
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	5/1/17 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	5/1/17 LOC	6,320	6,320
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/18 (Prere.)	6,045	6,288
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/18 (Prere.)	5,835	6,076
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/19	1,145	1,227
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.000%	4/1/20	3,480	3,840
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/23	2,235	2,315
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.375%	4/1/28	2,165	2,234
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/31	5,880	6,762
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/32	8,780	10,024
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/33	9,240	10,508
Jackson TN Hospital Improvement Revenue (Jackson-Madison County General Hospital Project)	5.250%	4/1/34	7,725	8,751
Knox County TN GO	5.000%	4/1/18	2,105	2,185

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/21	2,500	2,778
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/22	1,100	1,244
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/23	4,860	5,582
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/35	5,360	6,020
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/36	4,000	4,478
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(Covenant Healthcare)	5.000%	1/1/37	6,420	7,165
Memphis TN GO	5.000%	5/1/28	3,145	3,550
Memphis TN GO	5.000%	5/1/30	1,715	1,925
Metropolitan Government of Nashville & Davidson County TN GO	5.000%	7/1/19	13,085	14,196
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Ascension Health Credit Group) PUT	1.550%	11/3/20	9,695	9,672
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Blakeford at Green Hills)	5.000%	7/1/27	1,000	1,081
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.980%	5/1/17 LOC	3,300	3,300
Shelby County TN GO	4.750%	3/1/18	5,525	5,707
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	108
Shelby County TN GO	5.000%	4/1/19	400	431
Shelby County TN GO	5.000%	4/1/24	2,000	2,419
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/18	7,180	7,536
Shelby County TN Health Educational & Housing Facility Board Revenue
(Baptist Memorial Health Care)	5.000%	9/1/19	2,000	2,162
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/25	1,340	1,598
Shelby County TN Health Educational & Housing Facility Board Revenue
(Methodist Le Bonheur Healthcare)	5.000%	5/1/28	1,330	1,579
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/17	39,340	39,860
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/18	57,705	60,583
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	50	56
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	10,135	11,391
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	10,960	12,486
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/25	5,815	6,679
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	1,550	1,836
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	18,000	21,025
Tennessee GO	5.000%	5/1/17 (Prere.)	2,075	2,076
Tennessee GO	5.000%	8/1/17	3,165	3,200
Tennessee GO	4.000%	8/1/18	2,500	2,597
Tennessee GO	5.000%	8/1/18	2,565	2,699
Tennessee GO	5.000%	8/1/19	2,165	2,362
Tennessee GO	5.000%	8/1/19	4,000	4,364
Tennessee GO	5.000%	8/1/20	2,500	2,813
Tennessee GO	5.000%	8/1/20	2,200	2,475
Tennessee GO	5.000%	8/1/21	3,420	3,956
Tennessee GO	5.000%	8/1/21	2,000	2,313
Tennessee GO	5.000%	8/1/22	2,000	2,365
Tennessee GO	5.000%	8/1/22	3,000	3,547
Tennessee GO	5.000%	8/1/23	3,525	4,251
Tennessee GO	5.000%	9/1/27	2,000	2,404
Tennessee GO	5.000%	9/1/27	4,300	5,168
Tennessee GO	5.000%	9/1/28	1,850	2,210
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,920	2,037
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/22	3,000	3,538
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/23	3,520	4,219
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/24	2,500	3,034
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/25	5,000	6,013
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/26	2,055	2,450
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/27	2,305	2,729
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/28	1,555	1,827
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/29	1,400	1,633
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/31	1,500	1,741
Tennessee School Bond Authority Higher Educational Facilities Revenue (2nd Program)	5.000%	11/1/34	1,150	1,316
				426,343

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas (9.3%)
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/26	2,670	3,186
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/27	1,500	1,780
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/29	3,090	3,608
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/31	3,055	3,526
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/33	3,755	4,290
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/34	3,945	4,486
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/35	4,140	4,689
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/36	4,350	4,913
Aldine TX Independent School District GO	5.000%	2/15/20	5,000	5,520
Aldine TX Independent School District GO	4.000%	2/15/31	12,120	13,035
Aldine TX Independent School District GO	4.000%	2/15/32	12,660	13,516
Alief TX Independent School District GO	5.000%	2/15/26	2,635	3,222
Allen TX Independent School District GO	5.000%	2/15/31	1,000	1,177
Allen TX Independent School District GO	5.000%	2/15/32	1,000	1,170
Arlington TX Independent School District GO	5.000%	2/15/20	1,705	1,885
Arlington TX Independent School District GO	5.000%	2/15/24	4,500	5,400
Austin TX Airport System Revenue	5.000%	11/15/33	2,000	2,314
Austin TX Airport System Revenue	5.000%	11/15/34	2,200	2,531
Austin TX Airport System Revenue	5.000%	11/15/37	4,500	5,122
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (14)	24,215	23,938
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/23	1,250	1,456
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/24	1,000	1,178
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/25	1,500	1,779
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/26	1,000	1,183
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/28	1,750	2,040
Austin TX Electric Utility System Revenue	5.000%	11/15/25	4,750	5,486
Austin TX Electric Utility System Revenue	5.000%	11/15/33	6,015	7,051
Austin TX Electric Utility System Revenue	5.000%	11/15/34	3,935	4,588
Austin TX Electric Utility System Revenue	5.000%	11/15/35	3,000	3,484
Austin TX GO	5.000%	9/1/29	2,855	3,350
Austin TX GO	5.000%	9/1/30	1,240	1,449
Austin TX GO	5.000%	9/1/31	2,140	2,487
Austin TX GO	5.000%	9/1/33	4,315	4,969
Austin TX Independent School District GO	5.000%	8/1/25	3,000	3,654
Austin TX Independent School District GO	5.000%	8/1/30	1,225	1,436
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	2,500	2,751
Austin TX Water & Wastewater System Revenue	5.000%	11/15/21	350	405
Austin TX Water & Wastewater System Revenue	5.000%	11/15/30	5,000	5,783
Austin TX Water & Wastewater System Revenue	5.000%	11/15/31	4,000	4,616
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,705	12,253
Austin TX Water & Wastewater System Revenue	5.000%	11/15/32	10,000	11,786
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	11,410	13,005
Austin TX Water & Wastewater System Revenue	5.000%	11/15/33	5,000	5,861
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	12,075	13,705
Austin TX Water & Wastewater System Revenue	5.000%	11/15/34	5,545	6,465
Bexar County TX GO	5.000%	6/15/20	3,400	3,790
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	13,003
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	13,334
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	13,674
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	13,990
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	500	502
Carrollton-Farmers Branch TX Independent School District GO	4.000%	2/15/20	5,060	5,455
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/18	250	256
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/19	735	777
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/20	1,550	1,683
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20	1,150	1,270
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/20 (Prere.)	2,925	3,268
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/21	1,170	1,298
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,000	4,624
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/22	750	847
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/23	725	832
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	2,375	2,754
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/24	1,180	1,363
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/25	4,650	3,533
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,569
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/26	6,490	4,730
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/27	7,850	5,459
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/27	1,035	1,201
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/28	5,500	3,645
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/28	1,275	1,469

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/29	5,220	3,295
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/30	4,355	2,617
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	2,750	3,151
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/30	1,000	1,134
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/31	4,880	2,783
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/31	1,275	1,435
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/32	1,985	2,223
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	4,000	2,043
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	3,500	3,809
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	2,000	2,258
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,440	1,616
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,310	1,461
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/34	4,000	1,922
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	3,700	4,162
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,245	1,393
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,355	1,504
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/35	4,950	2,257
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	3,350	3,752
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,500	2,785
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	2,000	2,210
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	3,250	3,630
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/37	5,525	2,288
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/38	3,500	1,388
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/39	4,500	1,685
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/40	5,700	2,036
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/25	5,080	5,753
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/26	4,305	4,865
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/27	5,995	6,766
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/28	6,180	6,975
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,190	3,600
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/30	6,535	7,315
Conroe TX Independent School District GO	5.000%	2/15/26	8,190	9,242
Conroe TX Independent School District GO	5.000%	2/15/27	9,005	10,923
Conroe TX Independent School District GO	5.000%	2/15/28	7,650	9,199
Corpus Christi TX GO	4.000%	3/1/21	3,000	3,290
Corpus Christi TX GO	5.000%	3/1/24	6,180	7,369
Corpus Christi TX GO	5.000%	3/1/25	2,000	2,403
Corpus Christi TX GO	5.000%	3/1/29	5,235	6,025
Corpus Christi TX GO	5.000%	3/1/30	5,495	6,289
Corpus Christi TX GO	5.000%	3/1/31	5,770	6,576
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/20	2,720	3,007
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/23	9,695	11,492
Cypress-Fairbanks TX Independent School District GO	5.000%	2/15/25	5,000	6,069
Dallas County TX Community College GO	5.000%	2/15/20	6,950	7,685
Dallas County TX GO	5.000%	8/15/22	3,700	4,337
Dallas County TX GO	5.000%	8/15/23	3,170	3,777
Dallas County TX GO	5.000%	8/15/25	6,500	7,878
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/24	8,000	9,381
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/25	8,360	9,830
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/26	8,000	9,435
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/27	8,160	9,681
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	11,385	12,017
Dallas TX Area Rapid Transit Sales Tax Revenue	4.500%	12/1/18 (Prere.)	14,130	14,914
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/27	2,295	2,666
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/29	1,195	1,375
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/30	2,160	2,479
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/35	1,300	1,492
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	10,630
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	8,969
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,422
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,770
Dallas TX GO	5.000%	2/15/22 (ETM)	45	52
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	19,725
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/18	2,000	2,114
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/21	10,000	11,521
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/28	7,335	8,185
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/28	2,235	2,618
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/29	6,360	7,092
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/29	14,950	17,446
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	14,195	16,037
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/30	6,680	7,435

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/30	12,500	14,547
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/31	7,750	8,737
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	5,775	6,488
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/33	9,000	10,077
Denton County TX GO	5.000%	7/15/21	1,500	1,721
Denton County TX GO	5.000%	7/15/24	1,500	1,816
Denton County TX GO	5.000%	7/15/25	1,555	1,901
Denton County TX GO	4.000%	7/15/32	3,000	3,251
Denton County TX GO	4.000%	7/15/33	2,000	2,154
Duncanville TX Independent School District GO	5.000%	2/15/30	10,785	12,651
Duncanville TX Independent School District GO	5.000%	2/15/31	11,120	12,967
El Paso TX GO	4.000%	8/15/30	3,400	3,660
El Paso TX GO	5.000%	8/15/31	4,000	4,666
El Paso TX GO	5.000%	8/15/32	3,625	4,203
El Paso TX GO	5.000%	8/15/34	4,570	5,243
El Paso TX GO	5.000%	8/15/35	4,795	5,476
El Paso TX GO	5.000%	8/15/36	4,000	4,554
El Paso TX GO	5.000%	8/15/36	5,035	5,733
El Paso TX Independent School District GO	5.000%	8/15/35	5,380	6,219
El Paso TX Independent School District GO	5.000%	8/15/36	5,000	5,762
El Paso TX Independent School District GO	5.000%	8/15/37	3,000	3,447
El Paso TX Water & Sewer Revenue	5.000%	3/1/25	1,050	1,261
Fort Bend County TX GO	5.000%	3/1/19	4,970	5,326
Fort Bend County TX GO	5.000%	3/1/20	2,500	2,764
Fort Bend County TX GO	5.000%	3/1/21	2,750	3,122
Fort Worth TX GO	4.000%	3/1/18	1,490	1,528
Fort Worth TX GO	5.000%	3/1/26	10,235	12,457
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/21	5,000	5,682
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	6,895
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,176
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	6,964
Frisco TX GO	5.000%	2/15/19	2,010	2,155
Frisco TX Independent School District GO	5.000%	8/15/24	4,000	4,837
Frisco TX Independent School District GO	5.000%	8/15/25	3,235	3,943
Garland TX Independent School District GO	5.000%	2/15/22	3,000	3,479
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/31	2,875	2,561
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/32	5,320	4,720
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/33	18,100	16,018
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/23	1,000	1,194
Grapevine-Colleyville TX Independent School District GO	5.000%	8/15/28	3,000	3,583
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.870%	5/1/17	21,300	21,300
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(St. Luke’s Episcopal Health System)	5.000%	2/15/19 (ETM)	4,000	4,283
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/23	2,000	2,370
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/24	3,000	3,591
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/28	3,110	3,652
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/29	7,340	8,555
Harris County TX Cultural Education Facilities Finance Corp. Revenue (Texas Children’s Hospital)	5.000%	10/1/30	2,185	2,530
Harris County TX Flood Control District GO	5.000%	10/1/26	6,000	7,160
Harris County TX Flood Control District GO	5.000%	10/1/27	5,000	5,928
Harris County TX Flood Control District GO	5.000%	10/1/28	3,000	3,529
Harris County TX Flood Control District GO	5.000%	10/1/29	2,000	2,336
Harris County TX Flood Control District GO	5.000%	10/1/29	10,000	11,886
Harris County TX GO	5.000%	10/1/17	4,000	4,071
Harris County TX GO	5.000%	10/1/17	4,705	4,788
Harris County TX GO	5.000%	10/1/18	4,090	4,324
Harris County TX GO	5.000%	10/1/20	1,020	1,149
Harris County TX GO	5.000%	10/1/21	8,000	9,014
Harris County TX GO	5.000%	8/15/25	4,000	4,838
Harris County TX GO	5.000%	10/1/25	8,000	9,800
Harris County TX GO	5.000%	10/1/25	5,755	7,025
Harris County TX GO	5.000%	8/15/26	2,500	3,049
Harris County TX GO	5.000%	10/1/27	6,335	7,627
Harris County TX GO	5.000%	10/1/28	6,660	7,950
Harris County TX GO	5.000%	10/1/29	6,490	7,687
Harris County TX GO	5.000%	10/1/30	5,405	6,376
Harris County TX GO	5.000%	8/15/34	3,120	3,558
Harris County TX GO	5.000%	10/1/35	4,215	4,849
Harris County TX GO	5.000%	10/1/36	6,545	7,508

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.000%	12/1/18 (Prere.)	5,000	5,475
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Texas Children’s Hospital)	5.000%	10/1/24	8,500	9,249
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.870%	5/1/17	11,350	11,350
Harris County TX Health Facilities Development Corp. Revenue
(Methodist Hospital System) VRDO	0.870%	5/1/17	2,800	2,800
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	5,665	6,200
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	6,475	7,087
Harris County TX Metropolitan Transit Authority Revenue	5.000%	11/1/19 (Prere.)	3,000	3,283
3 Harris County TX Metropolitan Transit Authority Revenue TOB VRDO	1.020%	5/5/17	7,745	7,745
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.625%	11/1/18 (Prere.)	4,535	4,851
Harris County TX Metropolitan Transportation Authority Lease Revenue	5.875%	11/1/18 (Prere.)	3,640	3,907
Harris County TX Metropolitan Transportation Authority Lease Revenue	6.000%	11/1/18 (Prere.)	4,295	4,618
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	5,557
Harris County TX Sports Authority Revenue	5.000%	11/15/24	1,480	1,728
Harris County TX Sports Authority Revenue	5.000%	11/15/25	1,000	1,160
Harris County TX Sports Authority Revenue	5.000%	11/15/26	1,000	1,157
Harris County TX Sports Authority Revenue	5.000%	11/15/27	1,530	1,759
Harris County TX Sports Authority Revenue	5.000%	11/15/28	5,100	5,880
Harris County TX Sports Authority Revenue	5.000%	11/15/29	12,000	13,749
Harris County TX Sports Authority Revenue	5.000%	11/15/30	5,000	5,704
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,178
Harris County TX Toll Road Revenue	5.000%	8/15/25	3,375	3,882
Harris County TX Toll Road Revenue	5.000%	8/15/27	22,160	25,465
Harris County TX Toll Road Revenue	5.000%	8/15/32	4,000	4,669
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	1,830
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	1,833
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,230
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,128
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,384
Houston TX Community College System Revenue	5.000%	4/15/21 (10)	3,145	3,155
Houston TX GO	5.000%	3/1/21	2,000	2,268
Houston TX GO	5.000%	3/1/22	5,000	5,785
Houston TX GO	5.000%	3/1/22	12,250	14,174
Houston TX GO	5.000%	3/1/23	4,000	4,692
Houston TX GO	5.000%	3/1/23	16,680	19,168
Houston TX GO	5.000%	3/1/24	1,860	2,203
Houston TX GO	5.000%	3/1/25	1,600	1,909
Houston TX GO	5.000%	3/1/26	10,000	11,780
Houston TX GO	5.000%	3/1/26	10,000	12,029
Houston TX GO	5.000%	3/1/27	9,750	11,619
Houston TX GO	5.000%	3/1/30	4,000	4,595
Houston TX GO	5.000%	3/1/31	5,180	5,975
Houston TX GO	5.000%	3/1/32	3,840	4,404
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/17 (2)	13,760	13,706
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/18 (2)	16,285	15,955
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	0.000%	9/1/21 (2)	22,720	20,219
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/26	1,650	1,923
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/28	2,090	2,404
Houston TX Hotel Occupancy Tax & Special Revenue (Convention & Entertainment Facilities)	5.000%	9/1/29	1,500	1,714
Houston TX Independent School District GO	5.000%	2/15/19	2,000	2,144
Houston TX Independent School District GO	5.000%	2/15/20	4,500	4,975
Houston TX Independent School District GO	5.000%	2/15/20	6,000	6,637
Houston TX Independent School District GO	5.000%	2/15/21	15,895	18,064
Houston TX Independent School District GO	5.000%	2/15/24	8,000	9,600
Houston TX Independent School District GO	5.000%	2/15/26	7,595	9,286
Houston TX Independent School District GO	5.000%	2/15/27	10,375	12,585
Houston TX Independent School District GO PUT	3.000%	6/1/18	60,420	61,705
Houston TX Independent School District GO PUT	1.375%	6/1/19	10,000	9,981
Houston TX Utility System Revenue	5.000%	5/15/21	2,945	3,360
Houston TX Utility System Revenue	5.000%	5/15/23	7,000	8,283
Houston TX Utility System Revenue	5.000%	11/15/23	3,000	3,579
Houston TX Utility System Revenue	5.000%	5/15/24	9,000	10,790
Houston TX Utility System Revenue	5.000%	5/15/25	5,000	5,921
Houston TX Utility System Revenue	5.000%	11/15/27	6,000	7,089
Houston TX Utility System Revenue	5.250%	11/15/29	13,250	15,066
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	16,602
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,076
Houston TX Utility System Revenue	5.000%	11/15/30	15,000	17,858

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Houston TX Utility System Revenue	4.000%	11/15/31	17,535	18,815
Houston TX Utility System Revenue	5.000%	11/15/31	10,000	11,317
Houston TX Utility System Revenue	5.000%	11/15/31	10,335	11,696
Houston TX Utility System Revenue	5.000%	11/15/32	10,000	11,317
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,269
Houston TX Utility System Revenue	5.000%	11/15/34	3,800	4,335
Houston TX Utility System Revenue	5.000%	11/15/35	20,000	23,119
Houston TX Utility System Revenue	5.000%	11/15/36	20,040	23,094
1 Houston TX Utility System Revenue PUT	1.800%	5/1/20	10,000	9,997
Humble TX Independent School District GO	5.000%	2/15/21	5,125	5,824
Humble TX Independent School District GO	5.500%	2/15/24	14,235	17,565
Judson TX Independent School District	5.000%	2/1/23	2,000	2,364
Katy TX Independent School District GO	5.000%	2/15/18	1,450	1,498
Klein TX Independent School District GO	5.000%	8/1/35	2,000	2,321
Klein TX Independent School District GO	5.000%	8/1/37	3,000	3,461
Lake Travis TX Independent School District GO	5.000%	2/15/33	2,665	2,959
Lamar TX Consolidated Independent School District GO	5.000%	2/15/25	5,000	6,053
Laredo TX Community College District GO	5.000%	8/1/22	1,500	1,731
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,283
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,415
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,683
Laredo TX Independent School District GO	5.000%	8/1/24	4,340	5,227
Leander TX Independent School District GO	0.000%	8/16/24	8,500	7,198
Leander TX Independent School District GO	0.000%	8/16/25	10,000	8,085
Lone Star College System Texas GO	5.000%	2/15/21	3,650	4,142
Lone Star College System Texas GO	5.000%	2/15/21	1,140	1,294
Lone Star College System Texas GO	5.000%	2/15/27	1,790	2,170
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	114
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	10,999
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,380	2,565
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	9,765
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,385
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	10,865
Lower Colorado River Authority Texas Revenue	5.000%	5/15/32	13,955	15,586
Lower Colorado River Authority Texas Revenue	5.000%	5/15/33	8,500	9,459
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	1,025	1,216
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/24	2,220	2,634
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/25	1,350	1,609
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,635	1,870
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/31	1,350	1,560
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/32	1,400	1,593
Lubbock TX GO	5.000%	2/15/23	700	814
Lubbock TX GO	5.000%	2/15/27	5,735	6,442
Lubbock TX GO	5.000%	2/15/29	4,335	4,851
Lubbock TX GO	5.000%	2/15/30	6,660	7,415
Lubbock TX GO	4.000%	2/15/31	1,500	1,610
Lubbock TX GO	5.000%	2/15/31	4,120	4,587
Lubbock TX GO	4.000%	2/15/32	1,425	1,521
Lubbock TX GO	4.000%	2/15/33	1,000	1,060
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.125%	2/15/30	1,000	1,061
Montgomery County TX GO	5.000%	3/1/28	20,225	24,299
Montgomery County TX GO	5.000%	3/1/31	16,450	19,337
Montgomery County TX GO	5.000%	3/1/32	16,910	19,762
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	4.000%	11/15/26	2,000	1,947
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.000%	1/1/24	1,300	1,373
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.250%	1/1/29	1,500	1,551
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/35	1,400	1,436

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/29	725	778
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/30	845	910
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,000	1,058
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/25	2,250	2,524
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/30	12,500	13,518
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	8,300	8,820
North East TX Independent School District GO	5.000%	8/1/19	11,455	12,475
North East TX Regional Mobility Authority Revenue	5.000%	1/1/25	1,350	1,532
North East TX Regional Mobility Authority Revenue	5.000%	1/1/26	1,415	1,613
North East TX Regional Mobility Authority Revenue	5.000%	1/1/27	1,485	1,682
North East TX Regional Mobility Authority Revenue	5.000%	1/1/28	1,560	1,755
North East TX Regional Mobility Authority Revenue	5.000%	1/1/29	1,640	1,832
North East TX Regional Mobility Authority Revenue	5.000%	1/1/30	1,470	1,629
North East TX Regional Mobility Authority Revenue	5.000%	1/1/36	9,000	9,743
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	7,410	7,894
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,895	6,280
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	5,250	5,593
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	6,225	6,632
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,920	9,503
North Harris County TX Regional Water Authority Revenue	5.125%	12/15/18 (Prere.)	8,040	8,565
North Texas Municipal Water District Water System Revenue	5.000%	9/1/18	3,925	4,137
North Texas Municipal Water District Water System Revenue	5.000%	9/1/20	6,935	7,789
North Texas Municipal Water District Water System Revenue	5.000%	9/1/21	7,275	8,380
North Texas Municipal Water District Water System Revenue	5.000%	9/1/22	6,000	7,054
North Texas Municipal Water District Water System Revenue	5.000%	9/1/23	7,000	8,361
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,124
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	19,380	20,043
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	36,270	37,512
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	22,840	23,622
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	17,275	17,866
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	9,680	10,011
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,855	3,987
North Texas Tollway Authority System Revenue	6.000%	1/1/18 (Prere.)	3,460	3,578
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	15,493
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	2,620	2,835
North Texas Tollway Authority System Revenue	6.000%	1/1/20	2,720	2,807
North Texas Tollway Authority System Revenue	6.000%	1/1/21	5,085	5,243
North Texas Tollway Authority System Revenue	6.000%	1/1/22	3,205	3,307
North Texas Tollway Authority System Revenue	5.000%	1/1/23	7,750	9,050
North Texas Tollway Authority System Revenue	5.000%	1/1/23	1,865	2,167
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,470	51,753
North Texas Tollway Authority System Revenue	5.000%	1/1/24	9,000	10,630
North Texas Tollway Authority System Revenue	5.000%	1/1/24	1,400	1,650
North Texas Tollway Authority System Revenue	6.000%	1/1/24	2,425	2,496
North Texas Tollway Authority System Revenue	5.000%	1/1/25	8,000	9,313
North Texas Tollway Authority System Revenue	5.000%	1/1/25	3,300	3,929
North Texas Tollway Authority System Revenue	5.000%	1/1/25	2,000	2,375
North Texas Tollway Authority System Revenue	6.000%	1/1/25	1,360	1,405
North Texas Tollway Authority System Revenue	6.000%	1/1/25	625	644
North Texas Tollway Authority System Revenue	5.000%	1/1/26	10,000	11,688
North Texas Tollway Authority System Revenue	6.000%	1/1/26	540	556
North Texas Tollway Authority System Revenue	5.000%	1/1/27	4,100	4,770
North Texas Tollway Authority System Revenue	5.000%	1/1/27	2,000	2,338
North Texas Tollway Authority System Revenue	6.000%	1/1/27	490	505
North Texas Tollway Authority System Revenue	6.000%	1/1/28	600	648
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,449
North Texas Tollway Authority System Revenue	5.000%	1/1/29	5,000	5,729
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,732
North Texas Tollway Authority System Revenue	5.000%	1/1/30	5,250	6,000
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,209
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,573
North Texas Tollway Authority System Revenue	5.000%	1/1/31	5,000	5,652
North Texas Tollway Authority System Revenue	5.000%	1/1/31	11,040	12,545
North Texas Tollway Authority System Revenue	5.000%	1/1/31	12,400	13,725
North Texas Tollway Authority System Revenue	5.000%	1/1/31	15,180	17,303

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.000%	9/1/31	28,500	32,266
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,529
North Texas Tollway Authority System Revenue	5.000%	1/1/32	16,290	18,318
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,595	4,140
North Texas Tollway Authority System Revenue	5.000%	1/1/32	48,000	54,465
North Texas Tollway Authority System Revenue	5.000%	1/1/33	10,225	11,446
North Texas Tollway Authority System Revenue	5.000%	1/1/33	43,500	49,137
North Texas Tollway Authority System Revenue	5.000%	1/1/34	1,500	1,712
North Texas Tollway Authority System Revenue	5.000%	1/1/34	33,000	37,108
North Texas Tollway Authority System Revenue	5.000%	1/1/35	6,500	7,281
North Texas Tollway Authority System Revenue	5.000%	1/1/35	1,000	1,136
North Texas Tollway Authority System Revenue	5.000%	1/1/36	1,800	2,039
Northside Independent School District Texas GO	4.000%	2/15/18	1,000	1,025
Northside Independent School District Texas GO	5.000%	2/15/23	3,110	3,679
Northside Independent School District Texas GO	5.000%	6/15/23	3,015	3,588
Northside Independent School District Texas GO	5.000%	2/15/24	5,000	6,000
Northwest Independent School District Texas GO	5.000%	2/15/25	10,000	12,106
Northwest Independent School District Texas GO	5.000%	2/15/26	6,380	7,669
Northwest TX Independent School District GO	4.000%	2/15/20	3,240	3,493
Pasadena TX GO	4.000%	2/15/29	1,000	1,089
Pasadena TX GO	4.000%	2/15/30	1,750	1,888
Plano TX Independent School District GO	5.000%	2/15/19	7,500	8,042
Plano TX Independent School District GO	5.000%	2/15/21	7,000	7,962
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/25	1,000	1,153
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/26	700	805
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/27	900	1,028
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/28	705	799
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/29	1,420	1,597
Red River TX Education Finance Corp. Revenue (Edwards University Project)	4.000%	6/1/36	1,000	988
Richardson TX Independent School District GO	5.000%	2/15/21	3,000	3,412
Round Rock TX Independent School District GO	5.000%	8/1/19	5,360	5,830
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/17	16,100	16,261
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.250%	8/1/18	18,985	19,873
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/19	22,010	23,926
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	9,465	10,555
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/21	3,010	3,404
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	200	234
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	4,405	5,251
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/27	910	1,110
Sabine River Authority TX Pollution Control Revenue (Southwestern Electric Power Co. Project)	4.950%	3/1/18 (14)	16,000	16,437
Sam Rayburn TX Municipal Power Agency Revenue	5.000%	10/1/20	1,000	1,107
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	5,860	6,474
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	20,000	23,230
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	40,000	47,280
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/24	15,515	18,606
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/28	7,530	8,401
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/30	2,710	3,132
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/31	3,000	3,452
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/32	16,950	18,197
San Antonio TX Electric & Gas Systems Revenue	4.000%	2/1/33	5,000	5,331
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/36	4,000	4,647
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	5,746
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	6,095
San Antonio TX GO	5.000%	2/1/23	12,630	14,959
San Antonio TX GO	5.000%	2/1/25	10,000	12,139
San Antonio TX GO	5.000%	2/1/26	5,800	6,995
San Antonio TX GO	5.000%	2/1/26	2,500	2,953
San Antonio TX GO	5.000%	2/1/27	4,915	5,885
San Antonio TX GO	5.000%	2/1/27	1,750	2,064
San Antonio TX GO	5.000%	2/1/28	1,000	1,170
San Antonio TX GO	5.000%	2/1/29	1,250	1,454
San Antonio TX Independent School District GO	5.000%	8/15/27	5,840	7,126
San Antonio TX Water Revenue	5.000%	5/15/33	6,210	7,262
San Antonio TX Water Revenue	5.000%	5/15/34	7,000	8,142
San Antonio TX Water Revenue	5.000%	5/15/35	6,500	7,525
Schertz-Cibolo-Universal City TX Independent School District GO	3.000%	2/1/18	2,060	2,092
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	9,100	9,950
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	4,375	4,784

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Southwest Texas Higher Education Authority Inc. Revenue
(Southern Methodist University Project)	5.000%	10/1/19 (Prere.)	2,250	2,460
Spring Branch TX Independent School District GO	5.000%	2/1/20	7,000	7,730
Spring Branch TX Independent School District GO	5.000%	2/1/20	3,830	4,230
Spring Branch TX Independent School District GO	5.000%	2/1/21	2,500	2,838
Spring TX Independent School District GO	5.000%	8/15/24	5,080	6,121
Spring TX Independent School District GO	5.000%	8/15/25	3,655	4,437
Spring TX Independent School District GO	5.000%	8/15/28	7,850	9,375
Spring TX Independent School District GO	5.000%	8/15/29	4,315	5,121
Spring TX Independent School District GO	5.000%	8/15/32	6,165	7,208
Spring TX Independent School District GO	5.000%	8/15/33	8,565	10,014
Spring TX Independent School District GO	5.000%	8/15/34	8,995	10,461
Spring TX Independent School District GO	5.000%	8/15/35	6,000	6,935
Spring TX Independent School District GO	5.000%	8/15/36	6,915	7,969
Spring TX Independent School District GO	5.000%	8/15/37	5,000	5,745
Stephen F Austin TX State University Revenue	5.000%	10/15/25	600	717
Stephen F Austin TX State University Revenue	5.000%	10/15/26	1,400	1,679
Stephen F Austin TX State University Revenue	5.000%	10/15/29	1,000	1,170
Sugar Land TX GO	5.000%	2/15/30	3,445	3,777
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/28	3,750	4,434
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/29	5,500	6,451
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/30	3,000	3,491
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/31	1,500	1,734
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/32	2,750	3,162
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/34	3,000	3,087
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/35	3,500	3,585
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	4.000%	11/15/36	2,000	2,043
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Methodist Hospitals of Dallas)	5.250%	10/1/31	21,880	25,123
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	2,985	3,346
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	13,495	15,128
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Scott & White Healthcare Project)	5.000%	8/15/20 (Prere.)	23,855	26,742
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	8,629
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	9,399
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,190
Tarrant County TX Cultural Education Facilities Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	17,679
Temple TX GO	5.250%	8/1/17 (Prere.)	1,665	1,684
Temple TX GO	5.250%	8/1/17 (Prere.)	1,525	1,542
Texas A&M University System Permanent University Fund Revenue	5.000%	7/1/19	3,335	3,620
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/21	9,425	10,771
Texas A&M University System Revenue Board of Regents Revenue	5.000%	5/15/22	10,935	12,753
Texas A&M University System Revenue Financing System Revenue	5.000%	7/1/30	3,940	4,424
Texas GO	5.000%	8/1/17	3,165	3,199
Texas GO	5.000%	10/1/19	6,335	6,940
Texas GO	5.000%	10/1/20	3,845	4,338
Texas GO	5.000%	10/1/20	3,000	3,385
Texas GO	5.000%	4/1/21	5,150	5,877
Texas GO	5.000%	10/1/22	19,055	22,460
Texas GO	5.000%	10/1/24	4,000	4,852
Texas GO	5.000%	10/1/25	5,420	6,626
Texas GO	5.000%	10/1/26	8,000	9,636
Texas GO	5.000%	4/1/27	10,000	11,864
Texas GO	5.000%	10/1/27	33,600	39,742
Texas GO	5.000%	10/1/27	5,295	6,327
Texas GO	5.000%	10/1/28	31,975	37,550
Texas GO	5.000%	10/1/35	12,000	14,170
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.625%	12/15/17	16,305	16,711
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/20	5,000	5,588
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	6,000	6,846
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/21	10,510	11,786

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/22	4,400	5,034
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/22	3,645	4,148
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	8,000	9,026
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,650	1,898
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	5,000	5,550
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	32,710	39,473
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	12,000	13,182
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	20,955	22,794
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/31	12,125	13,072
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	2,500	2,685
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	445	444
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	32,000	36,480
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	47,510	54,953
Texas Public Finance Authority GO	4.000%	10/1/33	3,500	3,779
Texas Public Finance Authority Revenue (Unemployment Compensation)	4.000%	1/1/18	2,550	2,557
Texas State University System Financing System Revenue	5.000%	3/15/25	750	879
Texas State University System Financing System Revenue	5.000%	3/15/27	1,200	1,393
Texas State University System Financing System Revenue	5.000%	3/15/28	3,870	4,309
Texas State University System Financing System Revenue	5.000%	3/15/30	3,255	3,631
Texas State University System Financing System Revenue	5.000%	3/15/31	4,480	4,997
Texas State University System Financing System Revenue	5.000%	3/15/33	1,500	1,760
Texas State University System Financing System Revenue	5.000%	3/15/34	1,200	1,399
Texas State University System Financing System Revenue	5.000%	3/15/35	1,500	1,741
Texas State University System Financing System Revenue	5.000%	3/15/36	1,500	1,735
Texas Transportation Commission GO	5.000%	4/1/20	9,500	10,565
Texas Transportation Commission GO	5.000%	10/1/20	14,910	16,821
Texas Transportation Commission GO	5.000%	4/1/21	4,800	5,477
Texas Transportation Commission GO	5.000%	4/1/21	5,500	6,276
Texas Transportation Commission GO	5.000%	10/1/21	3,500	4,042
Texas Transportation Commission GO	5.000%	4/1/22	14,000	16,334
Texas Transportation Commission GO	5.000%	4/1/22	10,245	11,953
Texas Transportation Commission GO	5.000%	4/1/22	5,000	5,834
Texas Transportation Commission GO	5.000%	10/1/22	7,000	8,251
Texas Transportation Commission GO	5.000%	10/1/23	13,000	15,568
Texas Transportation Commission GO	5.000%	4/1/24	6,000	7,223
Texas Transportation Commission GO	5.000%	10/1/24	20,670	25,071
Texas Transportation Commission GO	5.000%	4/1/25	10,050	12,052
Texas Transportation Commission GO	5.000%	10/1/25	16,250	19,864
Texas Transportation Commission GO	5.000%	10/1/25	33,700	40,734
Texas Transportation Commission GO	5.000%	4/1/26	13,550	16,186
Texas Transportation Commission GO	5.000%	10/1/32	12,145	14,570
1 Texas Transportation Commission GO PUT	1.280%	10/1/18	75,000	74,971
Texas Transportation Commission Revenue	5.000%	10/1/19	6,000	6,564
Texas Transportation Commission Revenue	5.000%	10/1/19	10,000	10,939
Texas Transportation Commission Revenue	5.000%	4/1/20	5,000	5,551
Texas Transportation Commission Revenue	5.000%	10/1/20	20,750	23,365
Texas Transportation Commission Revenue	5.000%	4/1/21	21,245	24,243
Texas Transportation Commission Revenue	5.000%	4/1/22	13,490	15,739
Texas Transportation Commission Revenue	5.000%	4/1/23	4,500	5,341
Texas Transportation Commission Revenue	5.000%	10/1/24	35,000	42,453
Texas Transportation Commission Revenue	5.000%	10/1/25	25,355	30,994
Texas Transportation Commission Revenue PUT	4.000%	10/1/21	11,500	12,636
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/29	4,000	4,508
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/30	10,375	11,637
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/31	36,155	40,409
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	15,000	16,921
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/32	40,730	45,326
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	54,915	60,885
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	10,135	11,188
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (ETM)	3,515	3,356
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/20 (2)	6,485	6,123
Texas Water Development Board Revenue	4.000%	4/15/20	2,300	2,489
Texas Water Development Board Revenue	5.000%	4/15/20	3,185	3,539
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,133
Texas Water Development Board Revenue	5.000%	10/15/20	1,000	1,127
Texas Water Development Board Revenue	5.000%	4/15/21	4,950	5,650
Texas Water Development Board Revenue	5.000%	4/15/21	3,000	3,424
Texas Water Development Board Revenue	5.000%	10/15/21	3,300	3,811
Texas Water Development Board Revenue	5.000%	10/15/31	8,000	9,417
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,179
Tomball TX Independent School District GO	5.000%	2/15/19	3,210	3,438

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tomball TX Independent School District GO	5.000%	2/15/23	5,000	5,914
Tomball TX Independent School District GO	5.000%	2/15/24	10,000	12,038
University of Houston Texas Revenue	4.750%	2/15/18 (Prere.)	930	959
University of Houston Texas Revenue	5.000%	2/15/21 (Prere.)	255	290
University of Houston Texas Revenue	4.750%	2/15/28 (4)	1,255	1,288
University of Houston Texas Revenue	4.000%	2/15/29	4,340	4,674
University of Houston Texas Revenue	5.000%	2/15/29	4,745	5,326
University of Houston Texas Revenue	4.000%	2/15/31	4,865	5,149
University of Houston Texas Revenue	4.000%	2/15/32	4,875	5,121
University of North Texas Revenue	5.000%	4/15/32	3,435	4,042
University of North Texas Revenue	5.000%	4/15/33	1,000	1,170
University of North Texas Revenue	5.000%	4/15/34	1,125	1,309
University of North Texas Revenue	5.000%	4/15/35	1,665	1,928
University of Texas Permanent University Fund Revenue	5.000%	7/1/19	24,000	26,049
University of Texas Permanent University Fund Revenue	5.000%	7/1/25	8,095	9,864
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	6,250	7,584
University of Texas Permanent University Fund Revenue	5.000%	7/1/26	5,500	6,773
University of Texas Permanent University Fund Revenue	5.000%	7/1/27	5,000	6,109
University of Texas System Revenue Financing System Revenue	5.000%	8/15/18	1,540	1,621
University of Texas System Revenue Financing System Revenue	5.000%	8/15/19	2,725	2,970
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	2,700	3,030
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	4,370	4,906
University of Texas System Revenue Financing System Revenue	5.000%	8/15/20	6,300	7,073
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,110	4,730
University of Texas System Revenue Financing System Revenue	5.000%	8/15/21	4,500	5,179
University of Texas System Revenue Financing System Revenue	5.000%	8/15/22	5,000	5,875
University of Texas System Revenue Financing System Revenue	5.000%	8/15/23	9,000	10,772
University of Texas System Revenue Financing System Revenue	5.000%	8/15/31	9,835	11,354
University of Texas System Revenue Financing System Revenue	5.000%	8/15/32	4,180	4,814
University of Texas System Revenue Financing System Revenue VRDO	0.880%	5/5/17	50,000	50,000
Williamson County TX GO	5.000%	2/15/23	6,000	6,951
Ysleta TX Independent School District GO	5.000%	8/15/34	1,750	2,041
Ysleta TX Independent School District GO	5.000%	8/15/35	2,080	2,415
Ysleta TX Independent School District GO	5.000%	8/15/37	2,350	2,712
				4,854,477
Utah (0.4%)
Alpine UT School District GO	5.000%	3/15/20	12,135	13,474
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	6,957
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,524
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	863
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,391
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	7,906
Central Utah Water Conservancy District GO	5.000%	10/1/32	5,640	6,471
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/22	2,000	2,093
Intermountain Power Agency Utah Power Supply Revenue	5.000%	7/1/23	1,045	1,094
Riverton UT Hospital Revenue (IHC Health Services Inc.)	5.000%	8/15/19	2,100	2,281
Salt Lake & Sandy UT Metropolitan Water District Revenue	5.000%	7/1/32	2,000	2,282
Salt Lake City UT Airport Revenue	5.000%	7/1/33	1,680	1,969
Salt Lake City UT Airport Revenue	5.000%	7/1/34	1,650	1,923
Salt Lake City UT Airport Revenue	5.000%	7/1/36	1,300	1,502
Salt Lake City UT Airport Revenue	5.000%	7/1/37	1,600	1,844
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/27	4,060	4,600
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/28	4,260	4,807
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	12,009
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	4,658
Utah GO	4.500%	7/1/19	11,200	12,046
Utah GO	5.000%	7/1/19	19,000	20,640
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/26	1,350	1,594
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	2,230	2,618
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	2,250	2,622
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	9,005	10,428
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	3,100	3,334
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	6,680	7,700
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	4,515	5,180
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	10,330	11,794
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/33	10,510	11,943
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/34	7,105	8,036
Washington County UT School District GO	5.000%	3/1/21	6,150	7,012
				189,595

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Vermont (0.1%)
Vermont Educational & Health Buildings Financing Agency Hospital Revenue
(Fletcher Allen Health Care Project)	5.000%	6/1/18 (Prere.)	8,000	8,352
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/31	1,180	1,278
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/32	1,290	1,391
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/33	1,405	1,506
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/34	1,530	1,635
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/35	2,660	2,846
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/36	2,795	2,981
Vermont Educational & Health Buildings Financing Agency Revenue (Middlebury College Project)	5.000%	11/1/31	4,130	4,707
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/34	7,840	8,742
				33,438
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	4,180

Virginia (1.9%)
Arlington County VA GO	5.000%	8/15/19	1,000	1,090
Chesapeake VA GO	5.000%	8/1/26	3,670	4,552
Chesapeake VA GO	5.000%	8/1/29	3,045	3,755
Chesapeake VA Toll Road Revenue	5.000%	7/15/23	1,600	1,801
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/21	3,860	4,476
Chesterfield County VA Water & Sewer Revenue	5.000%	11/1/22	6,000	7,104
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/22	7,945	9,338
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/24	5,195	6,265
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/33	2,000	2,293
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	5,000	5,547
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	4,890	5,425
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	5.000%	4/1/20 (Prere.)	9,730	10,794
Fairfax County VA GO	4.000%	10/1/19	5,800	6,211
Fairfax County VA GO	5.000%	10/1/20	6,000	6,768
Fairfax County VA GO	5.000%	10/1/21	1,000	1,157
Fairfax County VA GO	5.000%	10/1/23	10,000	12,043
Fairfax County VA GO	5.000%	10/1/24	10,000	12,230
Fairfax County VA GO	4.000%	10/1/25	4,000	4,606
Fairfax County VA GO	5.000%	10/1/25	5,000	6,156
Fairfax County VA GO	4.000%	10/1/30	11,420	12,752
Fairfax County VA GO	4.000%	10/1/31	11,420	12,663
Fairfax County VA GO	4.000%	10/1/32	10,000	10,979
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.000%	5/15/25	2,000	2,151
Fairfax County VA Public Improvement GO	5.000%	4/1/20	10,940	12,160
Fairfax County VA Public Improvement GO	5.000%	10/1/21	4,315	4,994
Fairfax County VA Public Improvement GO	5.000%	10/1/21 (Prere.)	7,315	8,436
Fairfax County VA Public Improvement GO	5.000%	4/1/23	10,465	12,487
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	2,890
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/23	2,500	2,832
Hampton VA GO	5.000%	1/15/20	3,000	3,206
Henrico County VA GO	5.000%	7/15/21	4,900	5,642
Henrico County VA Water & Sewer Revenue	5.000%	5/1/28	3,175	3,878
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/24	1,720	1,869
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/25	1,750	1,901
Norfolk VA Water Revenue	5.000%	11/1/19	2,615	2,868
Richmond VA Public Utility Revenue	5.000%	1/15/28	4,000	4,805
Richmond VA Public Utility Revenue	5.000%	1/15/29	10,000	11,944
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/21	2,500	2,845
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/22	3,040	3,528
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	1,400	1,586
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/25	10,375	11,392
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/26	1,475	1,661
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/25	1,000	1,166
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/26	1,700	1,982
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/27	1,500	1,734

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/28	1,550	1,779
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,110
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/34	2,500	2,764
Stafford County VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/35	2,500	2,752
Suffolk VA GO	5.000%	2/1/23	5,000	5,940
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,955	6,007
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,665	5,714
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,335	5,382
Virginia Beach VA Development Authority Public Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	5,170
Virginia Beach VA GO	4.000%	9/15/20	6,195	6,774
Virginia Beach VA GO	5.000%	5/1/22	4,300	5,038
Virginia Beach VA GO	5.000%	5/1/23	4,300	5,134
Virginia Beach VA GO	5.000%	5/1/24	4,300	5,215
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	18,575	19,870
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/19	10,415	11,141
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/20	17,655	19,504
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/21	17,540	19,926
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/22	1,000	1,162
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	5.000%	2/1/28	5,840	6,581
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/30	4,080	4,412
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/31	18,000	19,319
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/32	20,225	21,531
Virginia College Building Authority Educational Facilities Revenue
(21st Century College & Equipment Programs)	4.000%	2/1/33	21,035	22,245
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/19	2,000	2,182
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/20	3,715	4,172
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	5.000%	9/1/22	18,000	21,161
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/30	4,515	4,903
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/31	3,710	3,998
Virginia College Building Authority Educational Facilities Revenue
(Public Higher Education Financing Program)	4.000%	9/1/32	4,900	5,255
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/18	2,360	2,424
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/19	7,475	8,164
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/20	2,500	2,771
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/20	5,000	5,622
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/21	4,400	5,012
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/21	2,000	2,306
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/22	2,000	2,325
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	10,000	11,941
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/23	7,960	9,505
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/24	2,790	3,286
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/24	21,000	24,428
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/24	1,800	2,117
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/25	5,035	5,900
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	5,040	5,906
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/26	9,155	11,206
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	2,000	2,341
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/26	10,325	12,710
Virginia Commonwealth Transportation Board Revenue	5.000%	3/15/27	2,100	2,455
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	13,765	15,620
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/27	12,560	14,333
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/27	5,260	6,146
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	30,140	33,960

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia Commonwealth Transportation Board Revenue	5.000%	9/15/30	2,000	2,390
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/31	7,000	7,497
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	31,550	35,482
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/31	10,000	11,408
Virginia Commonwealth Transportation Board Revenue	4.000%	5/15/32	11,855	12,720
Virginia GO	4.000%	6/1/19	14,380	15,276
Virginia GO	4.000%	6/1/20	14,530	15,789
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	8,290	9,020
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/19	11,000	11,969
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	8,715	9,769
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/20	7,660	8,586
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	9,165	10,546
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21	8,055	9,269
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/21 (Prere.)	11,540	13,274
Virginia Public Building Authority Public Facilities Revenue	5.000%	8/1/24	8,500	10,285
Virginia Public School Authority Revenue	4.000%	8/1/18	4,815	4,999
Virginia Public School Authority Revenue	5.000%	3/1/19	3,705	3,976
Virginia Public School Authority Revenue	4.000%	8/1/20	8,000	8,710
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	2,720
Virginia Public School Authority Revenue	5.000%	3/1/21	3,670	4,184
Virginia Public School Authority Revenue	5.000%	3/1/22	3,780	4,409
Virginia Public School Authority Revenue	5.000%	8/1/26	6,500	8,062
Virginia Public School Authority Revenue	5.000%	8/1/29	8,500	10,308
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	5,000	5,558
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/20	13,570	15,084
Virginia Public School Authority School Technology & Security Notes Revenue	5.000%	4/15/21	11,000	12,565
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	7,760	9,163
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/22	8,500	10,032
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	5,845	7,011
Virginia Resources Authority Clean Water Revenue (State Revolving Fund)	5.000%	10/1/23	9,985	12,004
Virginia Resources Authority Infrastructure Revenue	5.000%	11/1/20	3,625	4,094
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/31	3,000	3,455
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/32	2,115	2,417
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/33	2,500	2,836
Winchester VA Economic Development Authority Hospital Revenue
(Valley Health Obligated Group)	5.000%	1/1/34	3,000	3,392
				1,010,840
Washington (2.7%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/25	1,000	1,230
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/27	1,250	1,540
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/28	1,000	1,220
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/29	1,250	1,512
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/30	2,190	2,638
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/31	1,500	1,795
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/32	2,500	2,961
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/33	2,500	2,945
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/34	4,505	5,282
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/36	3,420	3,979
3 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.920%	5/1/17	10,100	10,100
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/19	25,500	27,666
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/20	20,100	22,472
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/22	3,250	3,808
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/23	3,500	4,169
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/24	1,250	1,509
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	3,250	3,818
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/30	6,000	6,992
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	10,000	11,590
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/31	1,000	1,168
Energy Northwest Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/32	5,000	5,767
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/24	1,615	1,949
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	12,500	15,210
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/25	5,385	6,552
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/26	13,000	14,778
Energy Northwest Washington Electric Revenue (Project No. 1)	5.000%	7/1/27	19,000	22,555
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/27	19,750	24,047
Energy Northwest Washington Electric Revenue (Project No. 3)	5.000%	7/1/28	13,000	15,314
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/27	1,000	1,165
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/28	1,000	1,160

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/29	1,200	1,382
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/30	1,575	1,802
Grays Harbor County WA Public Utility District No. 1 Revenue	5.000%	1/1/31	1,625	1,849
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	18,200	20,852
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	17,335	19,861
King County WA (Bellevue School District) GO	5.000%	6/1/21 (Prere.)	16,505	18,910
King County WA GO	5.000%	7/1/20	5,075	5,679
King County WA GO	4.750%	1/1/34	3,075	3,148
King County WA School District No. 405 GO	5.000%	12/1/23	4,200	5,049
King County WA School District No. 414 GO	5.000%	6/1/19	1,620	1,752
King County WA School District No. 414 GO	5.000%	12/1/19	4,815	5,290
King County WA School District No. 414 GO	5.000%	12/1/20	5,615	6,340
King County WA School District No. 414 GO	5.000%	12/1/21	7,910	9,144
King County WA Sewer Revenue	5.000%	1/1/20	4,000	4,410
King County WA Sewer Revenue	4.000%	7/1/32	5,450	5,816
King County WA Sewer Revenue	4.000%	7/1/32	7,225	7,659
King County WA Sewer Revenue	4.000%	7/1/33	12,500	13,248
2 Northwest Energy Washington Electric Revenue (Bonneville Power Administration)	5.000%	7/1/28	8,500	9,807
2 Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/33	7,000	8,285
2 Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/34	6,000	7,061
2 Northwest Energy Washington Electric Revenue (Columbia Generating Station)	5.000%	7/1/35	13,000	15,225
Pierce County WA School District No. 10 (Tacoma) GO	3.000%	6/1/17	2,000	2,004
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/17	3,000	3,074
Pierce County WA School District No. 10 (Tacoma) GO	4.000%	6/1/20	2,000	2,170
Pierce County WA School District No. 10 (Tacoma) GO	5.000%	12/1/20	3,600	4,070
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/17	1,000	1,024
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/20	3,000	3,349
Port of Seattle WA Passenger Facility Charge Revenue	5.000%	12/1/22	5,525	6,166
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,220
Port of Seattle WA Revenue	5.000%	2/1/25	1,605	1,923
Port of Seattle WA Revenue	5.000%	3/1/25	1,500	1,783
Port of Seattle WA Revenue	5.000%	2/1/26	2,500	3,015
Port of Seattle WA Revenue	5.000%	3/1/26	1,000	1,180
Port of Seattle WA Revenue	5.000%	3/1/27	1,000	1,173
Port of Seattle WA Revenue	5.000%	8/1/27	8,635	9,916
Port of Seattle WA Revenue	5.000%	3/1/28	1,750	2,039
Port of Seattle WA Revenue	5.000%	8/1/28	7,485	8,567
Port of Seattle WA Revenue	5.000%	3/1/29	2,000	2,316
Port of Seattle WA Revenue	5.000%	3/1/30	2,000	2,301
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,570
Port of Seattle WA Revenue	5.000%	8/1/30	8,000	9,091
Port of Seattle WA Revenue	5.000%	8/1/31	5,500	6,235
Seattle WA GO	5.000%	6/1/21	16,395	18,847
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20	7,945	8,777
Seattle WA Water System Revenue	5.000%	5/1/19	12,000	12,949
Seattle WA Water System Revenue	5.000%	5/1/24	12,610	15,228
Skagit County WA Public Hospital District Revenue	4.000%	12/1/24	2,295	2,439
Skagit County WA Public Hospital District Revenue	4.000%	12/1/25	3,760	3,949
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/29	3,700	4,281
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/30	3,000	3,455
Snohomish County WA School District No. 15 (Edmonds) GO	5.000%	12/1/31	3,650	4,181
Tobacco Settlement Authority Washington Revenue	5.000%	6/1/27	10,000	10,032
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/28	17,670	18,452
University of Washington Revenue	5.000%	7/1/27	6,925	8,045
University of Washington Revenue	5.000%	4/1/28	10,195	11,556
University of Washington Revenue	5.000%	7/1/28	11,490	13,342
University of Washington Revenue	5.000%	7/1/29	7,500	8,701
University of Washington Revenue	5.000%	4/1/30	9,315	10,401
University of Washington Revenue	5.000%	7/1/30	10,495	11,853
University of Washington Revenue	5.000%	4/1/31	10,500	11,724
University of Washington Revenue	5.000%	4/1/32	11,375	12,642
University of Washington Revenue	5.000%	7/1/32	5,000	5,647
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/19 (Prere.)	3,185	3,463
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/20	5,780	6,464
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/23	5,435	6,354
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/25	5,260	6,124
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/26	6,175	7,174
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	14,900	17,716
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/27	5,000	5,945
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/28	19,710	23,244
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,001

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,497
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/31	23,685	25,465
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	6,800	7,830
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/34	11,640	13,352
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/27	1,410	1,662
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/29	1,435	1,669
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/31	2,165	2,492
Washington Economic Development Finance Authority Lease Revenue
(Washington Biomedical Research Properties 2)	5.000%	6/1/32	1,460	1,672
Washington GO	5.000%	7/1/17 (Prere.)	7,295	7,348
Washington GO	5.000%	7/1/18 (Prere.)	5,000	5,240
Washington GO	5.000%	2/1/19 (Prere.)	6,790	7,262
Washington GO	5.000%	7/1/19	6,940	7,531
Washington GO	5.000%	8/1/19 (Prere.)	4,845	5,267
Washington GO	0.000%	6/1/20 (14)	5,500	5,268
Washington GO	5.000%	7/1/20	13,035	14,578
Washington GO	5.000%	7/1/20	2,705	2,725
Washington GO	5.000%	8/1/20	4,730	5,302
Washington GO	5.000%	7/1/22	20,000	23,435
Washington GO	5.000%	7/1/22	9,845	11,536
Washington GO	5.000%	7/1/22	23,500	27,536
Washington GO	5.000%	7/1/23	10,000	11,669
Washington GO	5.000%	7/1/24	2,875	3,470
Washington GO	5.000%	7/1/24	5,000	5,852
Washington GO	5.000%	1/1/25	1,750	1,977
Washington GO	5.000%	7/1/25	50,585	61,132
Washington GO	5.000%	7/1/27	8,550	10,166
Washington GO	5.000%	8/1/27	7,495	9,005
Washington GO	5.000%	2/1/28	10,000	11,301
Washington GO	5.000%	8/1/28	20,210	24,073
Washington GO	5.000%	2/1/29	9,650	10,894
Washington GO	5.000%	2/1/30	13,740	16,032
Washington GO	5.000%	2/1/30	8,545	10,028
Washington GO	5.000%	7/1/30	6,730	7,943
Washington GO	5.000%	8/1/30	20,980	23,782
Washington GO	5.000%	6/1/31	5,250	5,921
Washington GO	5.000%	8/1/31	13,860	16,307
Washington GO	5.000%	2/1/32	6,170	6,973
Washington GO	5.000%	6/1/32	5,500	6,192
Washington GO	5.000%	8/1/32	29,775	34,416
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/27	2,675	3,001
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/28	2,160	2,403
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/29	1,755	1,935
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,103
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,675	3,870
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,739
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,925	4,134
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,425	3,607
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,550	3,739
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,625	3,818
4 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	3,800	4,002
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,147
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,630
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,091
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	5,956
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.880%	5/1/17 LOC	17,800	17,800
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/18	23,000	24,301
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/23	1,500	1,777
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/1/24	19,830	21,359
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/25	1,710	2,015
Washington Health Care Facilities Authority Revenue (PeaceHealth)	5.000%	11/15/27	1,035	1,192
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/32	3,785	4,183
Washington Health Care Facilities Authority Revenue (Providence Health & Services) PUT	4.000%	10/1/21	2,700	2,962
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/32	2,800	3,174
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,580	2,774

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	3,005	3,231
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	4,470	4,806
Washington Higher Education Facilities Authority Revenue (Gonzaga University Project)	5.000%	4/1/19 (Prere.)	2,000	2,151
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/28	1,675	1,833
Washington Housing Finance Commission Multi-Family Housing Revenue
(Emerald Heights Project)	5.000%	7/1/33	2,840	3,040
Washington State University General Revenue	5.000%	10/1/28	3,070	3,502
Washington State University General Revenue	5.000%	10/1/29	3,070	3,488
Washington State University General Revenue	5.000%	10/1/30	3,140	3,544
Washington State University General Revenue	5.000%	10/1/31	3,170	3,578
				1,396,317
West Virginia (0.3%)
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/19	1,395	1,507
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/21	3,500	3,885
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/22	2,055	2,279
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/23	1,745	1,932
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/25	2,445	2,698
West Virginia Economic Development Authority Lottery Revenue	5.000%	6/15/27	5,085	5,589
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/25	2,000	2,289
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/27	1,500	1,707
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/28	2,000	2,247
West Virginia Higher Education Policy Commission Revenue	5.000%	4/1/29	2,000	2,236
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/17	6,335	6,417
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/18	4,985	5,222
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/19	2,990	3,225
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/20	3,560	3,824
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.125%	9/1/21	3,265	3,503
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/24	2,840	3,275
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/25	2,880	3,284
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/26	2,280	2,581
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/27	2,840	3,192
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.000%	9/1/28	3,095	3,459
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/18 (ETM)	1,920	2,005
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.000%	6/1/19 (Prere.)	12,620	13,638
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/29	5,490	5,839
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/30	5,500	5,788
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/31	3,250	3,383
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/32	8,700	9,002
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/34	9,500	9,696
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	4.000%	6/1/35	4,500	4,575
West Virginia University Revenue	5.000%	10/1/17	1,500	1,526
West Virginia University Revenue	5.000%	10/1/30	3,000	3,386
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/27	2,710	3,201
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/31	3,435	3,981
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/33	3,690	4,238
				134,609
Wisconsin (1.2%)
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/30	1,890	2,159
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/31	2,000	2,274
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/32	2,000	2,264
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/33	1,500	1,691
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/34	1,500	1,683
Central Brown County WI Water Authority Water System Revenue	5.000%	11/1/35	1,500	1,677
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/18	1,640	1,732
Madison WI Community Development Authority Revenue (Wisconsin Alumni Research Project)	5.000%	10/1/19	3,705	4,045
Milwaukee WI GO	5.000%	2/1/19	3,000	3,208
Milwaukee WI GO	4.000%	3/15/19	8,490	8,960
Milwaukee WI GO	4.000%	3/15/20	9,930	10,727
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,202

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,003
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	945	1,038
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	9,055	9,926
Wisconsin GO	5.000%	11/1/17	4,500	4,596
Wisconsin GO	5.000%	5/1/18 (2)	4,050	4,217
Wisconsin GO	5.000%	5/1/18	3,800	3,957
Wisconsin GO	5.000%	5/1/18	7,770	8,091
Wisconsin GO	5.000%	5/1/19	4,700	5,074
Wisconsin GO	5.000%	5/1/19	12,000	12,954
Wisconsin GO	5.000%	5/1/19	3,885	4,194
Wisconsin GO	5.000%	5/1/20	1,000	1,114
Wisconsin GO	5.000%	5/1/20	2,915	3,246
Wisconsin GO	5.000%	5/1/20 (Prere.)	2,305	2,562
Wisconsin GO	5.000%	5/1/21	9,335	10,680
Wisconsin GO	5.000%	5/1/22	10,425	11,885
Wisconsin GO	5.000%	5/1/22	1,195	1,324
Wisconsin GO	5.000%	11/1/23	5,000	6,003
Wisconsin GO	5.000%	5/1/25	7,500	8,710
Wisconsin GO	5.000%	5/1/27	2,750	3,184
Wisconsin GO	5.000%	5/1/27	1,400	1,621
Wisconsin GO	5.000%	5/1/28	2,060	2,380
Wisconsin GO	5.000%	5/1/29	16,840	19,982
Wisconsin GO	5.000%	5/1/29	1,715	1,973
Wisconsin GO	5.000%	5/1/30	7,760	9,154
Wisconsin GO	5.000%	5/1/35	13,090	15,062
Wisconsin GO	5.000%	5/1/36	21,325	24,472
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/19	4,110	4,428
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/20	3,240	3,586
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/21	5,230	5,801
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.000%	6/1/22	3,295	3,629
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/32	8,000	8,314
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/33	50,545	52,251
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/34	33,500	34,474
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	5.000%	11/15/36	13,950	15,699
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group) PUT	5.000%	6/1/21	34,215	38,792
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,347
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	12,714
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.) VRDO	0.880%	5/1/17 LOC	8,090	8,090
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/28	765	848
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/29	685	753
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/30	940	1,027
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/31	990	1,075
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/32	1,045	1,129
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/24	5,900	6,459
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/25	2,500	2,975
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/27	1,855	2,231
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/33	4,000	4,575
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/34	6,845	7,792
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/35	5,450	6,174
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/28	12,110	14,007
Wisconsin Health & Educational Facilities Authority Revenue
(Hospital Sisters Services Inc. Obligated Group)	5.000%	11/15/29	12,000	13,775
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/24	700	808
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/28	1,865	2,108
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,500	1,686
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	1,660	1,863
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/24	2,310	2,671
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/25	2,435	2,815
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/26	940	1,086
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/27	1,685	1,924

Intermediate-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin Health & Educational Facilities Authority Revenue
(Marshfield Clinic Health System Obligated Group)	5.000%	2/15/32	4,200	4,603
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/34	7,000	8,057
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/35	6,340	7,264
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	11,800	13,864
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/30	2,000	2,259
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/31	1,650	1,854
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/33	1,250	1,394
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/34	1,250	1,389
Wisconsin Petroleum Inspection Fee Revenue	4.000%	7/1/19	8,710	9,263
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/25	2,130	2,509
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/26	6,285	7,393
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/27	4,625	5,397
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/28	6,955	8,058
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/29	4,295	4,942
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/30	7,675	8,765
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/33	5,895	6,554
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/32	4,000	4,505
Wisconsin Public Power System Power Supply System Revenue	5.000%	7/1/33	3,500	3,927
Wisconsin Transportation Revenue	5.000%	7/1/17	3,000	3,022
Wisconsin Transportation Revenue	5.000%	7/1/30	5,000	5,755
				607,704
Wyoming (0.0%)
Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.860%	5/1/17	15,000	15,000
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/25 (15)	1,000	1,173
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/28 (15)	1,000	1,175
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/29 (15)	1,000	1,166
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/31 (15)	1,105	1,270
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/32 (15)	1,000	1,143
Wyoming Municipal Power Agency Power Supply Revenue	5.000%	1/1/35 (15)	1,450	1,634
				22,561
Total Tax-Exempt Municipal Bonds (Cost $49,786,192)				51,258,935

			Shares
Temporary Cash Investment (1.4%)
Money Market Fund (1.4%)
5 Vanguard Municipal Cash Management Fund (Cost $727,983)	0.895%		7,279,840	727,984
Total Investments (99.6%) (Cost $50,514,175)				51,986,919

				Amount
				($000)
Other Assets and Liabilities (0.4%)
Other Assets
Investment in Vanguard				3,526
Receivables for Investment Securities Sold				18,634
Receivables for Accrued Income				622,366
Receivables for Capital Shares Issued				49,203
Other Assets				17,666
Total Other Assets				711,395
Liabilities
Payables for Investment Securities Purchased				(363,898)
Payables for Capital Shares Redeemed				(41,600)
Payables for Distributions				(34,719)
Payables to Vanguard				(36,641)
Other Liabilities				(16,190)
Total Liabilities				(493,048)
Net Assets (100%)				52,205,266

Intermediate-Term Tax-Exempt Fund

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	50,809,129
Undistributed Net Investment Income	50
Accumulated Net Realized Losses	(78,984)
Unrealized Appreciation (Depreciation)
Investment Securities	1,472,744
Futures Contracts	2,327
Net Assets	52,205,266

Investor Shares—Net Assets
Applicable to 287,233,692 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,038,996
Net Asset Value Per Share—Investor Shares	$14.06

Admiral Shares—Net Assets
Applicable to 3,425,303,096 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,166,270
Net Asset Value Per Share—Admiral Shares	$14.06

• See Note A in Notes to Financial Statements.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $249,464,000, representing 0.5% of net assets.
4 Securities with a value of $8,061,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Intermediate-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	747,900
Total Income	747,900
Expenses
The Vanguard Group—Note B
Investment Advisory Services	3,326
Management and Administrative—
Investor Shares	2,993
Management and Administrative—
Admiral Shares	15,178
Marketing and Distribution—
Investor Shares	473
Marketing and Distribution—
Admiral Shares	2,141
Custodian Fees	263
Shareholders’ Reports—Investor Shares	124
Shareholders’ Reports—Admiral Shares	251
Trustees’ Fees and Expenses	15
Total Expenses	24,764
Net Investment Income	723,136
Realized Net Gain (Loss)
Investment Securities Sold[1]	(26,557)
Futures Contracts	(17,879)
Realized Net Gain (Loss)	(44,436)
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(898,360)
Futures Contracts	1,805
Change in Unrealized Appreciation
(Depreciation)	(896,555)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(217,855)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $2,629,000 and $6,000, respectively.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	723,136	1,393,548
Realized Net Gain (Loss)	(44,436)	31,638
Change in Unrealized Appreciation (Depreciation)	(896,555)	296,758
Net Increase (Decrease) in Net Assets Resulting from Operations	(217,855)	1,721,944
Distributions
Net Investment Income
Investor Shares	(56,515)	(124,432)
Admiral Shares	(666,516)	(1,268,748)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(723,031)	(1,393,180)
Capital Share Transactions
Investor Shares	(391,365)	59,375
Admiral Shares	551,822	7,880,106
Net Increase (Decrease) from Capital Share Transactions	160,457	7,939,481
Total Increase (Decrease)	(780,429)	8,268,245
Net Assets
Beginning of Period	52,985,695	44,717,450
End of Period[1]	52,205,266	52,985,695

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $50,000 and $222,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.31	$14.19	$14.26	$13.84	$14.41	$13.75
Investment Operations
Net Investment Income	.192	.393	.413	.440	.433	.449
Net Realized and Unrealized Gain (Loss)
on Investments	(. 250)	.120	(. 070)	. 420	(. 570)	.660
Total from Investment Operations	(. 058)	.513	.343	.860	(.137)	1.109
Distributions
Dividends from Net Investment Income	(.192)	(. 393)	(.413)	(. 440)	(. 433)	(. 449)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.192)	(. 393)	(.413)	(. 440)	(. 433)	(. 449)
Net Asset Value, End of Period	$14.06	$14.31	$14.19	$14.26	$13.84	$14.41

Total Return[1]	-0.39%	3.63%	2.44%	6.31%	-0.96%	8.15%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,039	$4,513	$4,416	$4,637	$4,878	$6,976
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	2.77%	2.72%	2.91%	3.13%	3.06%	3.15%
Portfolio Turnover Rate	21%	9%	12%	12%	16%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$14.31	$14.19	$14.26	$13.84	$14.41	$13.75
Investment Operations
Net Investment Income	.199	. 407	. 425.451		.445	.460
Net Realized and Unrealized Gain (Loss)
on Investments	(. 250)	.120	(. 070)	. 420	(. 570)	.660
Total from Investment Operations	(.051)	. 527	. 355.871		(.125)	1.120
Distributions
Dividends from Net Investment Income	(.199)	(. 407)	(. 425)	(.451)	(. 445)	(.460)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.199)	(. 407)	(. 425)	(.451)	(. 445)	(.460)
Net Asset Value, End of Period	$14.06	$14.31	$14.19	$14.26	$13.84	$14.41

Total Return[1]	-0.34%	3.73%	2.53%	6.39%	-0.88%	8.24%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,166	$48,473	$40,302	$34,927	$29,278	$30,729
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	2.87%	2.82%	2.99%	3.21%	3.14%	3.23%
Portfolio Turnover Rate	21%	9%	12%	12%	16%	11%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Intermediate-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

Intermediate-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $3,526,000 representing 0.01% of the fund’s net assets and 1.41% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	51,258,935	—
Temporary Cash Investments	727,984	—	—
Futures Contracts—Assets[1]	16,079	—	—
Futures Contracts—Liabilities[1]	(876)	—	—
Total	743,187	51,258,935	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	4,947	1,071,567	759
5-Year U.S. Treasury Note	June 2017	6,897	816,648	2,185
Ultra Long U.S. Treasury Bond	June 2017	(1,109)	(180,698)	(700)
Ultra 10-Year U.S. Treasury Note	June 2017	483	65,424	(179)
30-Year U.S. Treasury Bond	June 2017	388	59,352	262
				2,327

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Intermediate-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $18,686,000 to offset future net capital gains through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $50,529,515,000. Net unrealized appreciation of investment securities for tax purposes was $1,457,404,000, consisting of unrealized gains of $1,712,525,000 on securities that had risen in value since their purchase and $255,121,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $5,111,131,000 of investment securities and sold $5,368,926,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2017, such purchases and sales were $754,035,000 and $750,702,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	538,929	38,652	1,384,586	96,067
Issued in Lieu of Cash Distributions	46,338	3,325	100,014	6,938
Redeemed	(976,632)	(70,089)	(1,425,225)	(98,861)
Net Increase (Decrease) —Investor Shares	(391,365)	(28,112)	59,375	4,144
Admiral Shares
Issued	7,915,683	567,783	12,256,425	850,439
Issued in Lieu of Cash Distributions	466,999	33,501	891,655	61,843
Redeemed	(7,830,860)	(562,977)	(5,267,974)	(365,660)
Net Increase (Decrease) —Admiral Shares	551,822	38,307	7,880,106	546,622

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

Long-Term Tax-Exempt Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWLTX	VWLUX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	2.55%	2.65%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,513	50,560
Yield to Maturity
(before expenses)	2.7%	2.4%
Average Coupon	4.7%	4.8%
Average Duration	7.1 years	6.4 years
Average Stated Maturity	16.6 years 12.9 years
Short-Term Reserves	2.8%	—

Largest Area Concentrations[2]

California	16.6%
New York	15.9
Texas	8.7
Illinois	7.2
Florida	5.5
Pennsylvania	5.0
Michigan	2.9
New Jersey	2.5
Massachusetts	2.3
Ohio	2.2
Top Ten	68.8%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.98
Beta	1.13

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	3.9%
1–3 Years	5.3
3–5 Years	1.5
5–10 Years	8.1
10–20 Years	43.4
20–30 Years	33.3
Over 30 Years	4.5

Distribution by Credit Quality (% of portfolio)

AAA	14.7%
AA	53.8
A	20.8
BBB	8.4
BB	0.3
B or Lower	0.7
Not Rated	1.3

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

Long-Term Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006–April 30, 2017
				Bloomberg
				Barclays
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	4.57%	-2.20%	2.37%	2.91%
2008	4.28	-9.02	-4.74	-3.30
2009	5.09	8.23	13.32	13.60
2010	4.50	3.02	7.52	7.78
2011	4.36	-1.07	3.29	3.78
2012	4.07	6.20	10.27	9.03
2013	3.68	-5.75	-2.07	-1.72
2014	4.22	5.30	9.52	7.82
2015	3.73	-0.54	3.19	2.87
2016	3.62	1.77	5.39	4.06
2017[1]	1.73	-2.55	-0.82	-0.34

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	9/1/1977	0.04%	3.84%	4.16%	0.22%	4.38%
Admiral Shares	2/12/2001	0.15	3.93	4.24	0.22	4.46

1 Six months ended April 30, 2017.
See Financial Highlights for dividend and capital gains information.

Long-Term Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.4%)
Alabama (1.3%)
Alabama GO	4.000%	11/1/29	5,950	6,550
Alabama GO	4.000%	11/1/30	6,195	6,680
Alabama GO	4.000%	11/1/31	6,445	6,902
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/37	10,945	12,023
Alabama Incentives Financing Authority Special Obligation Revenue	5.000%	9/1/42	3,325	3,639
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	5,000	5,782
Auburn University Alabama General Fee Revenue	5.000%	6/1/42	8,455	9,510
Birmingham AL GO	5.000%	3/1/27	2,500	2,886
Birmingham AL GO	5.000%	3/1/37	2,500	2,786
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/32	7,145	8,266
Birmingham AL Water Works Board Water Revenue	5.000%	1/1/43	5,000	5,580
Huntsville AL GO	5.000%	5/1/26	325	367
Jefferson County AL Sewer Revenue	0.000%	10/1/42 (4)	12,500	9,948
Jefferson County AL Sewer Revenue	6.000%	10/1/42	8,780	10,044
Jefferson County AL Sewer Revenue	7.000%	10/1/51	10,000	12,098
Jefferson County AL Sewer Revenue	6.500%	10/1/53	15,525	18,210
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,223
Tuscaloosa AL City Board of Education School Tax Warrants Revenue	5.000%	8/1/46	7,040	7,976
				131,470
Alaska (0.2%)
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/26	6,620	7,803
Alaska Housing Finance Corp. General Housing Revenue	5.000%	12/1/28	3,995	4,623
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,000	6,643
				19,069
Arizona (0.5%)
Arizona Board Regents Arizona State University System Revenue	5.000%	6/1/37	3,750	4,199
Arizona Transportation Board Highway Revenue	5.000%	7/1/34	5,000	5,884
Buckeye AZ Excise Tax Revenue	5.000%	7/1/35	4,480	5,001
Buckeye AZ Excise Tax Revenue	5.000%	7/1/43	11,690	12,883
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	5,981
Mesa AZ Utility System Revenue	4.000%	7/1/31	7,250	7,809
Pima County AZ Sewer Revenue	5.000%	7/1/26	2,000	2,309
Pima County AZ Sewer Revenue	5.000%	7/1/27	1,000	1,153
Pinal County AZ Electric District Revenue	4.000%	7/1/32	1,000	1,036
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/20	515	569
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/24	2,220	2,567
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	785	924
				50,315
Arkansas (0.1%)
Springdale AR Public Facilities Board Hospital Revenue (Arkansas Children’s Northwest Inc.)	5.000%	3/1/40	5,265	5,943
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/31	2,170	2,472
University of Arkansas Revenue (Fayetteville Campus)	5.000%	11/1/32	2,845	3,229
				11,644
California (16.6%)
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	5,000	2,834
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/31 (14)	8,450	4,903
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/33 (14)	12,000	6,332
Alameda County CA Joint Powers Authority Lease Revenue	5.250%	12/1/29	8,300	9,765
Alameda County CA Unified School District GO	5.000%	8/1/39	11,455	12,994
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/32	2,060	2,352
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	10/1/54	5,615	6,181
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	4.000%	4/1/56	5,000	5,057
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	8,000	8,984
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/24 (Prere.)	30	37
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/27	9,970	12,025
California Educational Facilities Authority Revenue (Claremont McKenna College)	4.000%	1/1/39	10,000	10,273

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	9/1/40	5,000	5,705
California Educational Facilities Authority Revenue (Pepperdine College)	5.000%	10/1/49	5,000	5,703
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/36	3,000	3,439
California Educational Facilities Authority Revenue (Santa Clara University)	5.000%	4/1/45	14,000	15,835
California Educational Facilities Authority Revenue (Stanford University)	5.000%	5/1/45	1,050	1,361
California GO	5.250%	9/1/24	12,500	14,514
California GO	5.250%	10/1/24	3,000	3,492
California GO	5.625%	4/1/26	21,900	23,855
California GO	5.000%	3/1/28	10,000	11,825
California GO	4.000%	9/1/28	7,000	7,796
California GO	5.000%	8/1/29	5,000	5,954
California GO	5.000%	9/1/29	10,000	11,402
California GO	5.000%	10/1/29	5,000	5,871
California GO	5.000%	8/1/30	10,000	11,826
California GO	5.000%	10/1/30	12,600	14,727
California GO	4.000%	9/1/31	8,500	9,116
California GO	5.000%	9/1/31	15,000	17,655
California GO	4.000%	9/1/32	2,250	2,385
California GO	6.000%	3/1/33	4,000	4,511
California GO	6.500%	4/1/33	41,500	45,809
California GO	4.000%	8/1/33	5,000	5,265
California GO	5.000%	8/1/33	16,000	18,626
California GO	5.000%	8/1/34	5,000	5,762
California GO	4.000%	9/1/35	8,000	8,336
California GO	5.000%	9/1/35	13,220	15,255
California GO	6.000%	11/1/35	10,000	11,202
California GO	5.000%	9/1/36	3,250	3,645
California GO	6.000%	4/1/38	10,340	11,315
California GO	6.000%	11/1/39	6,500	7,281
California GO	5.000%	9/1/41	5,000	5,552
California GO	5.000%	9/1/42	11,360	12,639
California GO	5.000%	2/1/43	5,500	6,133
California GO	5.000%	4/1/43	1,000	1,118
California GO	5.000%	11/1/43	5,000	5,644
California GO	5.000%	12/1/43	8,250	9,325
California GO	5.000%	8/1/45	7,280	8,258
California GO	4.000%	8/1/46	5,000	5,136
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	5,500	6,100
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	4,500	4,983
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,246
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	1,115	1,236
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	1,555	1,717
1 California Health Facilities Financing Authority Revenue (Kaiser Permanente)	4.000%	11/1/44	10,000	10,068
California Health Facilities Financing Authority Revenue
(Providence St. Joseph Health Obligated Group)	4.000%	10/1/36	5,000	5,146
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.000%	7/1/33	2,000	2,261
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,648
California Health Facilities Financing Authority Revenue (Sutter Health)	5.875%	8/15/31	6,000	6,820
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,049
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	29,090	32,269
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,800	15,443
California Municipal Finance Authority Revenue (Anaheim Electric Utility Distribution System)	5.000%	10/1/31	2,075	2,424
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/29	2,000	2,324
California Municipal Finance Authority Revenue
(Community Hospitals of Central California Obligated Group)	5.000%	2/1/30	1,730	1,992
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	5,000	5,769
California Municipal Finance Authority Water Revenue
(San Bernardino Municipal Water Department)	5.000%	8/1/41 (15)	5,000	5,593
California Public Works Board Lease Revenue (Department of General Services)	6.250%	4/1/19 (Prere.)	10,000	10,997
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	10/1/28	4,000	4,512
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/30	4,205	4,804
California Public Works Board Lease Revenue (Various Capital Projects)	5.500%	11/1/30	1,320	1,585
California Public Works Board Lease Revenue (Various Capital Projects)	5.250%	11/1/32	7,280	8,576
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	4/1/37	14,705	16,319
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	5,000	5,609
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	8,600	9,327
California State University Systemwide Revenue	5.000%	11/1/29	3,750	4,456
California State University Systemwide Revenue	5.000%	11/1/36	6,000	7,008
California State University Systemwide Revenue	5.000%	11/1/37	5,000	5,807

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California State University Systemwide Revenue	5.000%	11/1/41	15,950	18,235
California State University Systemwide Revenue	5.000%	11/1/43	3,190	3,635
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/28	5,575	6,616
California Statewide Communities Development Authority Revenue
(Buck Institute for Age Research)	5.000%	11/15/49 (4)	6,200	6,878
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	24,250	26,478
California Statewide Communities Development Authority Revenue (Trinity Health)	5.000%	12/1/41	13,975	15,507
California Statewide Communities Development Authority Senior Living Revenue
(Southern California Presbyterian Homes)	7.250%	11/15/41	3,000	3,307
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	4,000	4,206
Centinela Valley CA Union High School District GO	4.000%	8/1/41 (15)	5,645	5,781
Chabot-Las Positas CA Community College District GO	5.000%	8/1/27	4,175	4,885
Charter Oak CA Unified School District GO	5.000%	8/1/40 (4)	5,270	5,913
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (4)	1,050	1,194
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/33 (4)	3,130	3,508
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (4)	1,100	1,211
Chino CA Public Financing Authority Special Tax Revenue	5.000%	9/1/35 (4)	865	960
Chula Vista CA Industrial Development Revenue (San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	10,884
Chula Vista CA Municipal Financing Authority Special Tax Revenue	5.000%	9/1/34	2,840	3,124
Clovis CA Unified School District GO	5.000%	8/1/38	3,850	4,359
Coast CA Community College District GO	4.000%	8/1/30	4,500	4,942
Coast CA Community College District GO	4.000%	8/1/32	7,205	7,728
Contra Costa CA Community College District GO	4.000%	8/1/29	5,725	6,162
Corona-Norco CA Unified School District GO	5.000%	8/1/44	6,625	7,489
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/29	1,705	1,913
Corona-Norco CA Unified School District Special Tax Revenue
(Community Facilities District No. 98-1)	5.000%	9/1/32	1,500	1,660
El Camino CA Community College District GO	4.000%	8/1/41	7,000	7,224
El Dorado CA Irrigation District Revenue	5.000%	3/1/34 (4)	1,480	1,676
Escondido CA GO	5.000%	9/1/32	3,855	4,491
Foothill-De Anza CA Community College District GO	4.000%	8/1/34	2,185	2,331
Foothill-De Anza CA Community College District GO	4.000%	8/1/35	2,000	2,122
Foothill-De Anza CA Community College District GO	5.000%	8/1/36	1,645	1,905
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	10,000	11,430
1 Fresno CA Joint Powers Financing Authority Lease Revenue	5.000%	4/1/29 (4)	1,155	1,359
Gilroy CA School Facilities Finance Authority Revenue	5.000%	8/1/46	3,000	3,316
Gilroy CA Unified School District GO	4.000%	8/1/46	2,000	2,050
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,987
Grossmont CA Union High School District GO	4.000%	8/1/29	1,775	1,961
Grossmont CA Union High School District GO	4.000%	8/1/30	1,750	1,915
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/20 (Prere.)	2,225	2,610
Jefferson CA Union High School District GO	5.000%	8/1/29 (15)	2,210	2,575
Jefferson CA Union High School District GO	5.000%	8/1/31 (15)	3,265	3,763
Kern County CA GO	6.000%	2/1/19 (Prere.)	2,500	2,718
Long Beach CA Harbor Revenue	5.000%	5/15/37	4,365	4,995
Long Beach CA Harbor Revenue	5.000%	5/15/42	1,500	1,707
Los Angeles CA Community College District GO	6.000%	8/1/19 (Prere.)	10,000	11,111
Los Angeles CA Community College District GO	4.000%	8/1/32	10,000	10,674
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	2,000	2,265
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/33	1,555	1,799
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/35	2,500	2,869
Los Angeles CA Department of Water & Power Revenue	5.375%	7/1/38	4,000	4,276
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	5,000	5,606
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	3,500	3,924
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/43	9,000	10,114
Los Angeles CA Department of Water & Power Revenue	5.000%	7/1/46	5,200	5,925
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	27,240	27,434
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	7,435	7,488
Los Angeles CA Unified School District GO	5.000%	7/1/26	5,950	6,446
Los Angeles CA Unified School District GO	4.000%	7/1/33	6,000	6,343
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,299
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	6,145	6,742
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	1,500	1,798
Los Angeles CA Wastewater System Revenue	5.000%	6/1/28	2,000	2,398
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	4,935	5,397
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	2,085	2,484
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	2,000	2,365
Los Angeles CA Wastewater System Revenue	5.000%	6/1/30	1,700	2,011

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Wastewater System Revenue	5.000%	6/1/31	4,090	4,792
Los Angeles CA Wastewater System Revenue	5.000%	6/1/32	4,815	5,615
Los Angeles County CA Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/38	10,000	11,761
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/31	2,790	3,164
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/29	4,140	4,840
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/30	4,685	5,439
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/31	7,180	8,286
Los Angeles County CA Redevelopment Authority Tax Allocation Revenue
(Long Beach Project Area)	5.000%	8/1/32	6,465	7,425
M-S-R California Public Power Agency Revenue (San Juan Project)	6.750%	7/1/20 (ETM)	4,385	4,794
Marin CA Healthcare District GO	4.000%	8/1/40	7,825	8,024
Metropolitan Water District of Southern California Revenue	5.000%	7/1/35	5,000	5,418
Metropolitan Water District of Southern California Revenue	5.000%	7/1/40	1,745	2,011
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	5,700	6,013
Modesto CA Irrigation District Financing Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	12,735	14,538
Monterey Peninsula CA Unified School District GO	4.000%	8/1/41	5,000	5,136
Monterey Peninsula CA Unified School District GO	4.000%	8/1/45	2,000	2,050
Mount Diablo CA Unified School District GO	5.000%	8/1/32	2,675	3,048
Newport Beach CA Revenue (Hoag Memorial Hospital Presbyterian)	6.000%	12/1/21 (Prere.)	3,500	4,185
2 Nuveen California AMT-Free Quality Municipal Income Fund VRDP VRDO	0.980%	5/5/17 LOC	5,000	5,000
Oakland CA GO	5.000%	1/15/28	1,230	1,462
Oakland CA GO	5.000%	1/15/35	4,025	4,560
Oakland CA Unified School District GO	5.000%	8/1/29 (4)	1,500	1,782
Oakland CA Unified School District GO	5.000%	8/1/30 (4)	1,000	1,180
Orange County CA Water District Revenue	4.000%	8/15/37	1,770	1,855
Orange County CA Water District Revenue	4.000%	8/15/41	2,500	2,605
Palmdale CA Community Redevelopment Agency Tax Allocation Revenue	5.000%	9/1/27 (14)	1,500	1,799
Palomar Pomerado Health California GO	0.000%	8/1/37	5,000	2,027
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,000	11,653
Poway CA Unified School District GO	0.000%	8/1/46	9,600	2,604
Poway CA Unified School District GO	0.000%	8/1/51	20,000	4,299
Riverside CA Community College District GO	5.000%	8/1/29	5,820	6,969
Riverside CA Community College District GO	5.000%	8/1/30	5,555	6,605
Riverside County CA Public Financing Authority Lease Revenue	5.000%	11/1/29	9,420	10,911
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/40	8,330	9,607
Riverside County CA Public Financing Authority Lease Revenue	5.250%	11/1/45	10,000	11,500
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/44	3,000	3,359
Riverside County CA Transportation Commission Toll Revenue	5.750%	6/1/48	1,000	1,118
Sacramento CA City Financing Authority Tax Allocation Revenue	0.000%	12/1/28 (14)	15,815	10,705
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/26	5,750	6,686
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	1,385	1,600
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27	3,250	4,071
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	9/1/20 (Prere.)	1,215	1,364
Sacramento CA Regional Transportation District Farebox Revenue	5.000%	3/1/42	2,035	2,220
Sacramento CA Unified School District GO	5.000%	8/1/27 (4)	1,310	1,556
Sacramento CA Unified School District GO	5.000%	8/1/28 (4)	2,000	2,358
Sacramento CA Unified School District GO	5.000%	8/1/29 (4)	1,240	1,450
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	10,500	11,136
San Bernardino CA Community College District GO	4.000%	8/1/27	10,000	11,000
San Bernardino CA Community College District GO	5.000%	8/1/48	3,750	4,213
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	16,434
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/29	5,770	6,660
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/37	4,740	5,493
San Diego CA Public Facilities Financing Authority Water Revenue	5.000%	8/1/38	3,000	3,466
San Diego CA Unified School District GO	4.000%	7/1/31	13,000	14,079
San Diego CA Unified School District GO	4.000%	7/1/35	1,435	1,507
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	6,247
San Diego CA Unified School District GO	4.000%	7/1/45	24,000	24,537
San Diego County CA Regional Airport Authority Revenue	5.000%	7/1/43	5,450	6,018
San Dieguito CA Union High School District GO	4.000%	8/1/32	4,960	5,287
San Dieguito CA Union High School District GO	4.000%	8/1/33	1,820	1,928
San Francisco CA Bay Area Rapid Transit District GO	5.000%	8/1/37	1,125	1,295
San Francisco CA City & County COP	4.000%	9/1/34	5,085	5,314
San Francisco CA City & County International Airport Revenue	5.000%	5/3/21 (Prere.)	390	447
San Francisco CA City & County International Airport Revenue	5.000%	5/1/26	1,610	1,840
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	10,000	10,967

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/29	8,810	10,657
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/30	7,660	9,054
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/35	5,255	5,974
San Francisco CA City & County Public Utilities Commission Water Revenue	5.000%	11/1/36	8,585	9,872
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	6,995
San Jose CA Airport Revenue	5.000%	3/1/47	9,500	10,720
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/27 (14)	5,000	5,016
San Luis & Delta Mendota CA Water Authority Revenue	5.000%	3/1/43 (15)	5,140	5,649
San Mateo CA Union High School District GO	4.000%	9/1/31	6,240	6,764
San Mateo County CA Joint Powers Financing Authority Lease Revenue (Youth Services Campus)	5.000%	7/15/18 (Prere.)	5,000	5,255
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,335
San Ramon Valley CA Unified School District GO	4.000%	8/1/28	1,225	1,335
San Ramon Valley CA Unified School District GO	4.000%	8/1/29	3,495	3,781
San Ramon Valley CA Unified School District GO	4.000%	8/1/31	1,855	1,987
San Ramon Valley CA Unified School District GO	4.000%	8/1/33	2,200	2,330
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/41	1,750	2,011
Santa Clara Valley CA Joint Powers Authority Revenue	5.000%	8/1/46	2,000	2,293
Southern California Public Power Authority Revenue	5.000%	7/1/29	2,670	2,963
Southwestern California Community College District GO	5.000%	8/1/44	7,800	8,824
State Center California Community College District GO	5.000%	8/1/17 (Prere.)	16,100	16,269
Stockton CA Unified School District GO	5.000%	8/1/42 (4)	4,650	5,153
Twin Rivers CA Unified School District GO	5.000%	8/1/40 (15)	5,000	5,517
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	1,610	1,650
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/37	9,700	9,997
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	15,000	16,968
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	6,755	6,858
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/47	2,425	2,729
University of California Revenue	4.000%	5/15/35	5,000	5,253
University of California Revenue	5.250%	5/15/37	3,000	3,519
University of California Revenue	5.000%	5/15/38	20,000	22,766
University of California Revenue	5.250%	5/15/38	10,000	11,689
University of California Revenue	5.000%	5/15/44	4,000	4,510
University of California Revenue	5.000%	5/15/46	4,000	4,562
Ventura County CA Community College District GO	5.500%	8/1/18 (Prere.)	12,000	12,707
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	12,000	13,333
Vista CA Joint Powers Financing Authority Revenue	5.250%	5/1/31	5,110	6,051
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,715
Walnut Valley CA Unified School District GO	4.000%	8/1/29	1,000	1,105
Walnut Valley CA Unified School District GO	4.000%	8/1/30	2,000	2,188
Walnut Valley CA Unified School District GO	4.000%	8/1/31	2,000	2,157
Washington Township CA Health Care District GO	5.500%	8/1/38	5,125	6,032
West Contra Costa CA Unified School District GO	5.000%	8/1/45	8,000	8,976
West Contra Costa CA Unified School District GO	5.000%	8/1/45	4,250	4,768
Western Placer CA Unified School District COP	4.000%	8/1/41 (4)	5,365	5,448
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	10,500	11,351
				1,688,974
Colorado (1.3%)
Adams & Arapahoe CO Joint School District No. 28J GO	5.000%	12/1/31	8,000	9,523
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/30	1,000	1,084
Adams & Weld County CO School District No. 27J GO	4.000%	12/1/31	1,515	1,630
Colorado Board of Governors State University Enterprise System Revenue	5.000%	3/1/41	2,000	2,255
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,208
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,193
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	5,000	5,266
Commerce City CO Sales & Use Tax Revenue	5.000%	8/1/44 (4)	4,000	4,417
Denver CO City & County Airport Revenue	5.000%	11/15/43	8,000	8,830
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/19 (14)	13,000	12,418
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/23 (14)	20,775	17,279
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	9,700	7,382
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	16,500	9,946
Garfield, Pitkin, & Eagle County CO School District GO	4.000%	12/15/31	4,470	4,861
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	5,000	5,533
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	16,295
University of Colorado COP	4.000%	11/1/30	12,675	13,414
University of Colorado Enterprise System Revenue	5.000%	6/1/37	975	1,091
				130,625
Connecticut (0.4%)
Connecticut GO	5.000%	4/15/26	5,000	5,634
Connecticut GO	5.000%	10/15/26	4,140	4,705

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut GO	5.000%	11/1/26	3,000	3,403
Connecticut GO	5.000%	4/15/28	5,000	5,961
Connecticut GO	5.000%	10/15/31	1,850	2,078
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/32	3,615	3,839
Connecticut Housing Finance Authority Revenue Housing Mortgage Finance Program	4.000%	11/15/44	2,265	2,388
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	10/1/31	7,500	8,645
Connecticut Special Tax Revenue (Transportation Infrastructure)	5.000%	9/1/33	7,000	7,990
				44,643
Delaware (0.1%)
Delaware Transportation Authority Transportation System Revenue	5.000%	6/1/55	8,940	9,668
University of Delaware Revenue	5.000%	11/1/32	1,990	2,283
University of Delaware Revenue	5.000%	11/1/33	1,000	1,143
				13,094
District of Columbia (0.8%)
District of Columbia GO	5.000%	6/1/26	7,395	8,936
District of Columbia GO	5.000%	6/1/27	3,000	3,663
District of Columbia GO	5.000%	6/1/27	2,000	2,406
District of Columbia GO	5.000%	6/1/28	2,750	3,280
District of Columbia GO	5.000%	6/1/38	10,000	11,344
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/33	9,235	10,505
District of Columbia Revenue (Georgetown University)	5.500%	10/1/18 (Prere.)	5,000	5,320
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/29	3,560	4,139
District of Columbia Revenue (National Public Radio, Inc.)	5.000%	4/1/30	3,025	3,492
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/34	5,750	6,649
District of Columbia Water & Sewer Authority Public Utility Revenue	5.000%	10/1/37	10,000	11,057
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,859
				78,650
Florida (5.5%)
Alachua County FL Health Facilities Authority Revenue (East Ridge Retirement Village)	6.250%	11/15/44	4,250	4,569
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	10,075	10,956
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	7.000%	4/1/19 (Prere.)	7,000	7,790
Broward County FL Airport System Revenue	5.375%	10/1/29	1,500	1,640
Broward County FL Airport System Revenue	5.250%	10/1/38	14,000	15,898
Broward County FL Port Facilities Revenue	6.000%	9/1/25	2,000	2,208
Broward County FL Sales Tax Revenue (Main Courthouse Project)	5.250%	10/1/36	17,500	19,346
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	5,000	5,525
Collier County FL Special Obligation Revenue	5.000%	7/1/34	3,000	3,252
Florida Board of Education Lottery Revenue	5.000%	7/1/27	16,780	20,338
Florida Board of Education Public Education Capital Outlay GO	4.000%	6/1/33	15,995	17,077
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	2,000	2,243
Florida Municipal Power Agency Revenue	5.000%	10/1/31	910	953
Florida Water Pollution Control Financing Corp. Revenue	5.000%	1/15/25	3,000	3,194
Halifax Hospital Medical Center Florida Hospital Revenue	5.500%	6/1/18 (Prere.)	3,000	3,148
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	5.625%	11/15/37	5,000	5,473
Hillsborough County FL Industrial Development Authority Hospital Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	7/1/17 (Prere.)	7,085	7,141
Hillsborough County FL Industrial Development Authority Hospital Revenue
(Tampa General Hospital Project)	5.000%	10/1/34	12,750	13,988
Hillsborough County FL Industrial Development Authority Revenue
(University Community Hospital)	6.500%	8/15/19 (ETM)	5,415	5,786
Hillsborough County FL School Board COP	5.000%	7/1/25	2,500	2,755
Jacksonville FL Electric Authority Revenue (St. John’s River Power Park)	5.000%	10/1/37	4,500	4,570
Jacksonville FL Electric Authority Water & Sewer Revenue	5.000%	10/1/33	3,500	3,918
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/27	2,500	2,528
Jacksonville FL Health Facilities Authority Hospital Revenue (Baptist Medical Center Project)	5.000%	8/15/37	3,800	3,828
Jacksonville FL Transportation Revenue	5.000%	10/1/31	2,000	2,265
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	2,500	2,704
Marion County FL Hospital District Health System Improvement Revenue
(Munroe Regional Health System)	5.000%	10/1/17 (Prere.)	14,290	14,541
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/45	6,940	7,360
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/44	5,000	5,336
Miami Beach FL Parking Revenue	5.000%	9/1/31 (15)	1,635	1,867
Miami Beach FL Parking Revenue	5.000%	9/1/40 (15)	1,850	2,053
Miami Beach FL Resort Tax Revenue	5.000%	9/1/31	1,000	1,158
Miami FL Special Obligation Revenue (Marlins Stadium Project)	5.250%	7/1/35 (4)	2,000	2,164
Miami FL Special Obligation Revenue (Street & Sidewalk Improvement Program)	5.625%	1/1/39	2,000	2,128
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/23	3,000	3,350

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/24	3,000	3,348
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.750%	10/1/25	4,720	5,227
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	2,000	2,226
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	14,165	15,759
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/30	4,270	4,709
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.375%	10/1/35	5,200	5,750
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	9,000	9,833
Miami-Dade County FL Building Better Communities GO	5.000%	7/1/41	20,480	23,216
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/36	885	993
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	10,000	9,814
1 Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/35	3,320	3,746
1 Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/36	3,775	4,246
1 Miami-Dade County FL Public Facilities Revenue (Public Health Trust)	5.000%	6/1/37	12,485	13,998
Miami-Dade County FL Seaport Revenue	5.750%	10/1/32	5,150	6,011
Miami-Dade County FL Seaport Revenue	5.500%	10/1/42	5,000	5,779
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	10,000	11,223
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/37	2,500	2,750
Miami-Dade County FL Transit Sales Surtax Revenue	4.000%	7/1/32	11,860	12,474
Miami-Dade County FL Transit Sales Surtax Revenue	5.000%	7/1/37	7,000	7,830
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/17 (Prere.)	7,000	7,123
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	1,425	1,522
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	575	602
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	6,940	7,433
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	2,000	2,142
Orange County FL Health Facilities Authority Revenue (Nemours Foundation Project)	5.000%	1/1/39	6,500	6,819
Orange County FL Health Facilities Authority Revenue
(Presbyterian Retirement Communities Inc.)	5.000%	8/1/47	7,500	7,979
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	5,000	5,054
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/17 (Prere.)	5,340	5,379
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/32	1,500	1,692
Orlando FL Utility Commission Utility System Revenue	5.000%	10/1/33	2,030	2,172
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,418
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,538
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,137
Palm Beach County FL School Board COP	5.000%	8/1/17 (Prere.)	2,000	2,022
Palm Beach County FL Solid Waste Authority Revenue	5.500%	10/1/18 (Prere.)	25,000	26,595
Port St. Lucie FL Revenue	6.250%	9/1/18 (Prere.)	10,000	10,706
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	1,810	1,907
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	190	199
Sarasota County FL Public Hospital District Hospital Revenue
(Sarasota Memorial Hospital Project)	5.625%	7/1/39	10,000	10,655
Sarasota County FL School Board COP	5.375%	7/1/19 (Prere.)	3,000	3,275
St. Johns County FL Development Authority Revenue
(Presbyterian Retirement Communities Project)	6.000%	8/1/20 (Prere.)	5,000	5,744
St. Petersburg FL Health Facilities Authority Revenue (All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	2,000	2,265
St. Petersburg FL Public Utility Revenue	5.500%	10/1/19 (Prere.)	1,000	1,104
Sumter County FL Industrial Development Authority Hospital Revenue
(Central Florida Health Alliance Project)	5.250%	7/1/44	3,000	3,216
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	6,795	7,060
Sunrise FL Utility System Revenue	5.200%	10/1/22 (2)	9,550	10,088
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	2,500	2,540
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	6,860	7,291
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	1,000	1,139
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/28	1,700	1,918
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/29	1,950	2,189
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,231
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,750	2,073
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,525	1,806
Tohopekaliga FL Water Authority Utility System Revenue	5.750%	10/1/21 (Prere.)	1,600	1,895
West Palm Beach FL Revenue	5.000%	10/1/37	10,655	12,186
West Palm Beach FL Revenue	5.000%	10/1/40	11,000	12,523
				560,619
Georgia (2.2%)
Atlanta GA Airport Revenue	5.000%	1/1/33	2,615	2,899
Atlanta GA Airport Revenue	5.000%	1/1/33	5,000	5,544
Atlanta GA Airport Revenue	5.000%	1/1/34	2,750	3,040
Atlanta GA Airport Revenue	5.000%	1/1/34	5,000	5,527
Atlanta GA Airport Revenue	5.000%	1/1/37	6,010	6,610
Atlanta GA Development Authority Revenue	5.250%	7/1/40	2,500	2,858
Atlanta GA Development Authority Revenue	5.250%	7/1/44	5,500	6,271
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/35	5,000	5,753

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,077
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	4.000%	7/1/32	3,275	3,387
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,896
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	3,000	3,403
Fayette County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	15,000	16,615
Fulton County GA Development Authority Revenue (Piedmont Healthcare Inc. Project)	4.000%	7/1/31	1,865	1,921
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	4.000%	2/15/42	5,000	5,000
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.000%	2/15/45	5,000	5,504
Gainesville & Hall County GA Hospital Authority Revenue
(Northeast Georgia Health System Inc. Project)	5.500%	8/15/54	10,000	11,635
Georgia GO	5.000%	2/1/29	5,660	6,853
Georgia GO	5.000%	7/1/29	2,000	2,288
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/30	4,265	4,712
Georgia Municipal Electric Power Authority Revenue	5.000%	1/1/39	7,000	7,573
Gwinnett County GA School District GO	5.000%	2/1/36	5,000	5,713
Henry County GA School District GO	4.000%	8/1/29	5,000	5,533
Henry County GA School District GO	4.000%	8/1/30	5,000	5,486
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,778
Macon-Bibb County GA Hospital Authority Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,605
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/25	15,000	17,772
Metropolitan Atlanta GA Rapid Transportation Authority Georgia Sales Tax Revenue	6.250%	7/1/18	3,640	3,761
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/36	12,000	13,902
Metropolitan Atlanta Rapid Transportation Authority Georgia Sales Tax Revenue	5.000%	7/1/37	15,785	18,232
Municipal Electric Authority Georgia Revenue	5.500%	7/1/18 (Prere.)	5,180	5,454
Municipal Electric Authority Georgia Revenue	5.500%	1/1/26	1,820	1,909
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,616
Private Colleges & University Authority of Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,627
Richmond County GA Hospital Authority Revenue (University Health Services Inc. Project)	4.000%	1/1/34	5,000	5,171
				222,925
Hawaii (1.1%)
Hawaii Department of Budget & Finance Special Purpose Revenue
(Hawaii Pacific Health Obligated Group)	5.500%	7/1/38	4,360	4,928
Hawaii GO	4.000%	10/1/27	3,705	4,134
Hawaii GO	4.000%	4/1/30	7,500	8,138
Hawaii GO	4.000%	10/1/30	15,460	16,840
Hawaii GO	4.000%	4/1/31	7,500	8,077
Hawaii GO	4.000%	10/1/31	6,640	7,176
Hawaii GO	4.000%	10/1/33	3,750	4,004
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,508
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,527
Hawaii Highway Revenue	4.000%	1/1/32	1,000	1,074
Honolulu HI City & County GO	5.000%	10/1/32	6,840	7,973
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/28	3,250	3,917
Honolulu HI City & County Wastewater System Revenue	4.000%	7/1/29	9,610	10,554
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/29	2,500	2,988
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/30	4,250	5,051
Honolulu HI City & County Wastewater System Revenue	5.000%	7/1/40	10,000	11,386
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,765
				110,040
Idaho (0.1%)
Idaho Health Facilities Authority Revenue (Trinity Health Group)	6.250%	12/1/18 (Prere.)	6,000	6,494
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	6,964
				13,458
Illinois (7.2%)
Chicago IL Board of Education GO	5.500%	12/1/26 (14)	5,225	5,641
Chicago IL Board of Education GO	5.500%	12/1/30 (2)	3,490	3,523
Chicago IL Board of Education GO	5.500%	12/1/39	1,815	1,504
Chicago IL Board of Education GO	5.000%	12/1/41	6,920	5,578
Chicago IL Board of Education GO	5.250%	12/1/41	3,140	2,558
Chicago IL Board of Education GO	5.000%	12/1/42	15,500	12,494
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,053
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,488
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,309
Chicago IL GO	5.650%	1/1/28 (14)	2,820	2,829
Chicago IL GO	5.000%	1/1/34	8,000	7,676
Chicago IL GO	5.000%	1/1/38	2,000	1,891
Chicago IL Metropolitan Water Reclamation District GO	5.000%	12/1/31	7,500	8,325

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/35	7,800	8,613
Chicago IL Midway Airport Revenue	5.000%	1/1/36	2,000	2,205
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	3,000	3,563
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	26,870	30,667
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	5,615	6,326
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/38	7,000	7,757
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/41	3,400	3,768
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/42	12,000	13,870
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/43	9,000	10,112
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,198
Chicago IL Park District GO	5.000%	1/1/40	3,250	3,501
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	30,747
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,371
Chicago IL Sales Tax Revenue	5.250%	1/1/38	2,055	2,122
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	6,400	6,851
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	1,500	1,593
2 Chicago IL Water Revenue TOB VRDO	1.100%	5/5/17	6,470	6,470
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,500	7,947
Cook County IL Community College District GO	5.125%	12/1/38	4,250	4,413
Cook County IL Forest Preservation District GO	5.000%	12/15/32	1,000	1,071
Cook County IL Forest Preservation District GO	5.000%	12/15/37	2,500	2,661
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	16,580	17,883
Illinois Finance Authority Revenue (Advocate Health Care Network) VRDO	0.920%	5/5/17	6,900	6,900
Illinois Finance Authority Revenue (Art Institute of Chicago)	5.000%	3/1/34	7,750	8,469
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/37	5,000	5,480
Illinois Finance Authority Revenue (Ascension Health Credit Group)	5.000%	11/15/42	17,895	19,549
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,703
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	5,000	5,663
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	20,000	21,454
Illinois Finance Authority Revenue (Central DuPage Health)	5.250%	11/1/39	4,000	4,275
Illinois Finance Authority Revenue (Chicago University)	5.500%	8/15/19 (Prere.)	15,000	16,490
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	10,000	10,422
Illinois Finance Authority Revenue (Edward Elmhurst Obligated Group)	5.000%	1/1/34	5,000	5,477
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	3,250	3,255
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.250%	5/15/47	10,255	10,300
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/36	1,000	1,074
Illinois Finance Authority Revenue (Loyola University)	5.000%	7/1/42	2,000	2,151
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	12,250	13,003
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	3,000	3,156
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	15,000	16,780
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,085	4,651
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/32	3,080	3,113
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/33	1,110	1,115
Illinois Finance Authority Revenue (OSF Healthcare System)	4.000%	5/15/34	2,800	2,797
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,855	2,041
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,396
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	5,000	5,408
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/41	4,000	3,513
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,096
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	3,127
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	2,000
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/33	5,000	5,544
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	16,000	18,113
Illinois Finance Authority Revenue (Southern Illinois Healthcare)	5.375%	3/1/35 (4)	5,120	5,501
Illinois Finance Authority Revenue (Trinity Health Corp.)	5.000%	12/1/30	3,000	3,331
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/32	790	885
Illinois Finance Authority Revenue (University of Chicago)	5.000%	10/1/33	10,000	11,308
Illinois GO	5.000%	3/1/21	4,000	4,218
Illinois GO	5.000%	8/1/21	7,000	7,399
Illinois GO	5.000%	11/1/23	5,000	5,302
Illinois GO	5.000%	8/1/24	9,000	9,393
Illinois GO	5.000%	2/1/25	1,630	1,706
Illinois GO	5.500%	7/1/25	2,800	3,012
Illinois GO	5.000%	8/1/25	5,110	5,289
Illinois GO	5.000%	1/1/28	9,125	9,443
Illinois GO	5.250%	2/1/32	8,075	8,254
Illinois GO	5.250%	2/1/33 (4)	5,200	5,534
Illinois GO	5.500%	7/1/33 (4)	3,350	3,642
Illinois GO	5.250%	2/1/34 (4)	3,125	3,312
Illinois GO	5.000%	5/1/34	2,000	2,004
Illinois GO	5.500%	7/1/38	7,500	7,773

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois GO	5.000%	2/1/39	5,000	4,993
Illinois Regional Transportation Authority Revenue	7.200%	11/1/20 (2)	10,905	12,152
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	7,085	7,256
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	20,000	20,623
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	10,000	11,125
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	10,000	11,036
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	15,400	17,127
2 Lake, Cook, Kane, & McHenry Counties IL Community Unified School District GO TOB VRDO	0.960%	5/5/17	1,360	1,360
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/25 (14)	10,000	7,407
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	17,500	9,231
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/33 (14)	7,500	3,624
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	4,870	2,173
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,689
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/24 (14)	2,715	2,095
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	17,500	9,435
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	7,500	3,831
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	3,965	3,980
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	1,000	1,052
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	15,000	17,064
Springfield IL Water Revenue	5.000%	3/1/37	8,000	8,936
University of Illinois Auxiliary Facilities System Revenue	5.500%	4/1/31	3,000	3,369
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	115	107
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/29	9,100	8,329
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/32	16,500	7,160
				728,553
Indiana (1.8%)
Ball State University Student Fee Indiana Revenue	5.000%	7/1/29	1,250	1,489
Ball State University Student Fee Indiana Revenue	5.000%	7/1/30	850	1,007
Ball State University Student Fee Indiana Revenue	5.000%	7/1/31	400	471
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,225
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/41	12,815	14,169
Indiana Finance Authority Revenue (BHI Senior Living)	6.000%	11/15/41	10,000	11,099
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	6,500	6,934
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/30	1,100	1,185
Indiana Finance Authority Revenue (Marquette Project)	5.000%	3/1/39	2,770	2,874
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/32	6,130	7,186
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/33	12,610	14,711
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/34	8,760	10,178
Indiana Finance Authority Revenue (Stadium Project)	5.250%	2/1/35	2,500	2,897
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/37	7,000	7,755
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/39	7,000	7,866
Indiana Finance Authority Wastewater Utility Revenue (CWA Authority Project)	5.000%	10/1/46	15,000	16,640
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/41	11,335	12,806
Indiana Finance Authority Water Utilities Revenue	5.000%	10/1/46	7,140	8,036
Indianapolis IN Local Public Improvement Bond Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	5,245	5,730
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	8,800	9,959
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	1,955	2,109
Indianapolis IN Local Public Improvement Bond Bank Revenue (Waterworks Project)	5.750%	1/1/38	8,045	8,597
Northern Indiana Commuter Transportation District Revenue	5.000%	7/1/32	1,000	1,140
Purdue University Indiana University COP	5.000%	7/1/27	5,305	6,459
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/32	6,945	8,030
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/33	5,575	6,417
Purdue University Indiana University Student Fee Revenue	5.000%	7/1/34	4,810	5,511
				184,480
Iowa (0.5%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	11,675	11,872
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	15,000	15,171
Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,424
Iowa Finance Authority Revenue (Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47	12,340	13,010
Iowa Higher Education Loan Authority Revenue Private College Facility (Grinnell College Project)	5.000%	12/1/46	10,700	12,452
				53,929

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas (0.6%)
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	5,000	5,413
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	4,000	4,297
Kansas Development Finance Authority Revenue	5.000%	5/1/29	2,275	2,648
Kansas Development Finance Authority Revenue	5.000%	5/1/30	4,165	4,828
Kansas Development Finance Authority Revenue	5.000%	5/1/31	4,975	5,725
Kansas Development Finance Authority Revenue	5.000%	5/1/32	5,225	5,950
Kansas Development Finance Authority Revenue	5.000%	5/1/33	1,610	1,826
Kansas Development Finance Authority Revenue	5.000%	5/1/34	1,590	1,798
Kansas Development Finance Authority Revenue	5.000%	4/1/35	16,585	18,297
Kansas Development Finance Authority Revenue	5.000%	5/1/35	1,665	1,878
Wyandotte County/Kansas City KS Unified Government Utility System Revenue	5.000%	9/1/44	2,750	3,037
				55,697
Kentucky (0.6%)
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,240
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,483
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/34	2,000	1,693
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/43	10,000	8,284
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	5.750%	7/1/49	11,900	13,065
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	5,000	5,585
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	13,000	14,670
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,065	1,118
Warren County KY Hospital Revenue
(Bowling Green-Warren County Community Hospital Corp. Project)	5.000%	4/1/35	1,600	1,735
				57,873
Louisiana (0.6%)
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/33	5,405	6,108
East Baton Rouge Parish LA Sewer Commission Revenue	5.000%	2/1/34	5,290	5,951
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/30 (4)	1,300	1,531
Jefferson LA Sales Tax District Special Sales Tax Revenue	5.000%	12/1/32 (4)	1,500	1,745
Lafayette LA Communications System Revenue	5.000%	11/1/26 (4)	3,185	3,722
Lafayette LA Communications System Revenue	5.000%	11/1/28 (4)	1,250	1,429
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,636
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/35	5,180	5,832
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	14,000	15,600
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/28	4,000	4,474
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/29	3,000	3,335
Louisiana State University Revenue	5.000%	7/1/24	1,000	1,168
Louisiana State University Revenue	5.000%	7/1/25	505	584
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	4,000	4,203
				60,318
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Bates College)	5.000%	7/1/38	4,000	4,455
Maine Health & Higher Educational Facilities Authority Revenue
(Stephens Memorial Hospital Association)	5.000%	7/1/39	5,100	5,571
				10,026
Maryland (1.8%)
Anne Arundel County MD GO	5.000%	10/1/31	3,615	4,336
Anne Arundel County MD GO	5.000%	10/1/31	2,075	2,489
Anne Arundel County MD GO	5.000%	10/1/32	3,615	4,309
Anne Arundel County MD GO	5.000%	10/1/32	2,125	2,533
Anne Arundel County MD GO	5.000%	10/1/33	3,615	4,286
Anne Arundel County MD GO	5.000%	10/1/33	2,090	2,478
Baltimore County MD GO	5.000%	2/1/26	2,800	3,244
Baltimore MD Consolidated Public Improvement GO	5.000%	8/1/30	5,000	5,904
Baltimore MD Project Revenue	5.000%	7/1/38	5,000	5,623
Frederick County MD GO	5.000%	2/1/28	1,550	1,944
Frederick County MD GO	5.000%	2/1/29	1,400	1,757
Frederick County MD GO	5.000%	2/1/30	2,685	3,360
Howard County MD GO	4.000%	2/15/33	8,200	8,826

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Maryland Department of Transportation Revenue	4.000%	12/15/28	10,000	11,035
Maryland Economic Development Corp. Pollution Control Revenue (Potomac Electric Power Co.)	6.200%	9/1/22	4,000	4,372
Maryland GO	5.000%	3/1/26	17,910	21,136
Maryland GO	4.000%	3/1/27	5,000	5,540
Maryland GO	4.000%	6/1/29	25,000	27,578
Maryland GO	4.000%	3/15/30	10,000	11,135
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/38	10,000	10,983
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	7.000%	7/1/22 (ETM)	8,910	10,570
Montgomery County MD GO	4.000%	12/1/30	1,000	1,089
Montgomery County MD GO	4.000%	12/1/34	15,000	15,974
Washington Suburban Sanitation District Maryland GO	4.000%	6/1/34	7,315	7,722
				178,223
Massachusetts (2.3%)
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21	6,070	6,930
Massachusetts Bay Transportation Authority General Transportation Revenue	7.000%	3/1/21 (ETM)	1,160	1,219
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	725	762
Massachusetts Bay Transportation Authority Sales Tax Revenue	5.250%	7/1/18 (Prere.)	1,775	1,865
Massachusetts Bay Transportation Authority Sales Tax Revenue	4.000%	7/1/33	2,390	2,519
2 Massachusetts Bay Transportation Authority Sales Tax Revenue TOB VRDO	1.000%	5/5/17	10,269	10,269
Massachusetts College Building Authority Revenue	5.000%	5/1/35	2,500	2,736
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	8,762
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	8,751
Massachusetts Department of Transportation Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,458
Massachusetts Development Finance Agency Revenue (Baystate Medical Obligated Group)	5.000%	7/1/44	5,000	5,459
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	3,205	3,480
Massachusetts Development Finance Agency Revenue (Commonwealth Contract Assistance)	5.500%	2/1/40	10,000	10,998
Massachusetts Development Finance Agency Revenue (Emerson College)	5.250%	1/1/42	4,800	5,355
Massachusetts Development Finance Agency Revenue (Harvard University)	5.000%	7/15/33	24,745	29,470
Massachusetts Development Finance Agency Revenue (Partners Healthcare)	5.000%	7/1/47	6,695	7,399
Massachusetts Development Finance Agency Revenue (Wellesley College)	5.000%	7/1/42	5,000	5,658
Massachusetts Development Finance Agency Revenue (Williams College)	5.000%	7/1/34	2,390	2,781
Massachusetts GO	4.000%	9/1/31	12,500	13,469
Massachusetts GO	4.000%	9/1/32	12,500	13,354
Massachusetts GO	5.000%	8/1/36	9,855	11,072
Massachusetts GO	5.000%	7/1/40	1,250	1,423
Massachusetts GO	4.000%	6/1/43	1,000	1,014
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	890	939
Massachusetts Health & Educational Facilities Authority Revenue (Boston Medical Center)	5.750%	7/1/18 (Prere.)	7,300	7,704
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.000%	8/15/30	10,100	11,658
Massachusetts School Building Authority Dedicated Sales Tax Revenue	4.000%	8/15/32	8,800	9,362
Massachusetts School Building Authority Dedicated Sales Tax Revenue	5.250%	10/15/35	3,000	3,420
Massachusetts Special Obligation Dedicated Tax Revenue	5.500%	1/1/27 (14)	7,190	9,033
Massachusetts Water Resources Authority Revenue	5.000%	8/1/17 (Prere.)	755	763
Massachusetts Water Resources Authority Revenue	6.500%	7/15/19 (ETM)	8,355	8,764
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	180	207
Massachusetts Water Resources Authority Revenue	5.000%	8/1/21 (Prere.)	820	943
Massachusetts Water Resources Authority Revenue	5.000%	8/1/27	3,000	3,429
Metropolitan Boston MA Transit Parking Corp. Revenue	5.250%	7/1/36	4,500	5,080
University of Massachusetts Building Authority Revenue	5.000%	11/1/39	10,795	12,273
				233,778
Michigan (2.9%)
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	1,000	1,079
Detroit/Wayne County MI Stadium Authority Revenue	5.000%	10/1/26 (4)	2,500	2,720
Great Lakes MI Water Authority Water Supply System Revenue	4.000%	7/1/33 (4)	10,000	10,169
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/46	20,000	21,666
Karegnondi Water Authority Michigan Water Supply System Revenue
(Karegnondi Water Pipeline)	5.250%	11/1/40	17,330	19,230
Kent Hospital Finance Authority Michigan Revenue (Spectrum Health System) PUT	5.000%	1/15/42	10,805	11,503
Kentwood MI Economic Development Corp. Revenue (Holland Home Obligated Group)	5.000%	11/15/37	8,875	9,223
Michigan Building Authority Revenue	5.000%	4/15/29	2,925	3,390
Michigan Building Authority Revenue	5.000%	10/15/29	1,375	1,583
Michigan Building Authority Revenue	5.000%	4/15/31	12,000	13,772
Michigan Building Authority Revenue	5.000%	4/15/38	2,000	2,221
Michigan Building Authority Revenue	5.000%	4/15/41	1,890	2,107
Michigan Building Authority Revenue	5.000%	10/15/45	3,900	4,304
Michigan Building Authority Revenue	5.250%	10/15/47	2,000	2,261
Michigan Building Authority Revenue	5.000%	10/15/51	8,000	8,864
Michigan Finance Authority Revenue	5.000%	10/1/39	13,195	14,515
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/27	500	575
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/28 (4)	3,000	3,480

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	1,000	1,134
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32	5,000	5,532
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (14)	2,210	2,450
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	7,500	8,228
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34 (14)	1,165	1,284
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	3,670	3,898
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,000	4,456
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/38	13,500	14,820
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/39	6,000	6,557
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/25	1,500	1,760
Michigan Finance Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/26	3,100	3,632
Michigan GO	5.250%	9/15/17 (Prere.)	14,000	14,235
Michigan Hospital Finance Authority Revenue (Henry Ford Health System)	5.750%	11/15/19 (Prere.)	5,000	5,571
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	9,000	9,930
Michigan Hospital Finance Authority Revenue (Trinity Health)	5.000%	12/1/48	2,300	2,451
Michigan Municipal Bond Authority Revenue (State Clean Water Revolving Fund)	5.000%	10/1/17 (Prere.)	8,870	9,026
Michigan State University Revenue	5.000%	8/15/26	1,165	1,375
Michigan State University Revenue	5.000%	8/15/27	1,000	1,175
Michigan Strategic Fund Limited Obligation Revenue (Holland Home Obligated Group)	5.000%	11/15/42	4,765	4,907
Michigan Strategic Fund Limited Obligation Revenue (Senate Offices Project)	5.250%	10/15/40	5,500	6,123
Rockford MI Public Schools GO	5.000%	5/1/44	1,225	1,360
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	8,000	8,862
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	5.000%	9/1/39	8,245	9,023
University of Michigan Revenue	5.000%	4/1/47	13,375	15,433
Wayne County MI Airport Authority Revenue	5.000%	12/1/45	5,000	5,444
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39 (15)	3,000	3,287
Woodhaven-Brownstone MI School District GO	5.000%	5/1/27	3,675	4,374
Woodhaven-Brownstone MI School District GO	5.000%	5/1/28	3,705	4,363
				293,352
Minnesota (1.1%)
Duluth MN Independent School District No. 709 COP	5.000%	2/1/26	2,000	2,391
Duluth MN Independent School District No. 709 COP	4.000%	2/1/27	1,200	1,322
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	3,500	4,005
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/46	5,250	5,984
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	4,250	4,623
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/29	11,120	11,809
Minneapolis MN Special School District No. 1 COP	4.000%	2/1/30	11,505	12,121
Minnesota COP	5.000%	6/1/31	3,730	4,293
Minnesota GO	5.000%	8/1/34	18,000	21,031
Rochester MN Electric Utility Revenue	5.000%	12/1/42	3,660	4,203
Rochester MN Electric Utility Revenue	5.000%	12/1/47	1,990	2,277
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/33	5,000	6,186
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/34	10,000	12,387
Rochester MN Health Care Facilities Revenue (Mayo Clinic)	5.000%	11/15/35	2,500	3,098
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,342
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,306
University of Minnesota Revenue	5.000%	4/1/36	1,800	2,097
				110,475
Mississippi (0.4%)
Jackson MS Public School District GO	5.000%	4/1/28	1,645	1,877
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.880%	5/1/17	2,300	2,300
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/41	5,000	5,484
Mississippi State University Educational Building Corp. Revenue	5.250%	8/1/38	2,500	2,869
S.M. Educational Building Corp. Mississippi Revenue
(Residence Hall Construction & Refunding Project)	5.000%	3/1/43	14,490	16,098
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	10,577
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	5,229
				44,434
Missouri (1.1%)
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Mass Transit Sales Tax Revenue	5.000%	10/1/44	4,670	5,149
Curators of the University of Missouri System Facilities Revenue	5.000%	11/1/24	1,500	1,721
Curators of the University of Missouri System Facilities Revenue	4.000%	11/1/33	5,000	5,324
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/30	5,190	5,936
Jackson County MO Special Obligation Revenue (Truman Sports Complex Project)	5.000%	12/1/31	10,000	11,385
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/29	2,755	3,160
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/30	6,905	7,870
Kansas City MO Special Obligation Revenue (Downtown Arena Project)	5.000%	4/1/40	6,750	7,445
Kansas City MO Special Obligation Revenue (Kansas City Downtown Redevelopment District)	5.000%	9/1/39	3,150	3,519

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan St. Louis MO Sewer District Wastewater System Revenue	5.000%	5/1/46	3,000	3,445
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	2,800	2,995
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	700	736
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/34	5,000	5,118
Missouri Health & Educational Facilities Authority Revenue (Children’s Mercy Hospital)	4.000%	5/15/39	5,000	5,042
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.375%	3/15/18 (Prere.)	8,000	8,313
Missouri Health & Educational Facilities Authority Revenue (Washington University)	5.000%	11/15/37	14,950	16,746
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/30	3,380	3,991
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/31	2,000	2,348
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	10,000	11,346
				111,589
Montana (0.1%)
Forsyth MT Pollution Control Revenue (Puget Sound Energy Project)	3.900%	3/1/31	3,575	3,681
Montana Facility Finance Authority Hospital Revenue (Benefis Health System)	5.000%	2/15/41	2,650	2,963
				6,644
Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,590
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/34	1,000	1,140
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/35	2,000	2,268
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/37	1,000	1,127
Douglas County NE Hospital Authority No. 3 Health Facilities Revenue
(Nebraska Methodist Health System)	5.000%	11/1/45	2,500	2,724
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.375%	4/1/19 (Prere.)	3,000	3,246
Municipal Energy Agency of Nebraska Power Supply System Revenue	5.000%	4/1/29	2,000	2,232
Omaha NE Public Power District Electric Revenue	5.500%	2/1/18 (Prere.)	5,000	5,174
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,000	6,352
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,574
				35,427
Nevada (0.6%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	5,026
Clark County NV GO	4.000%	6/1/32	4,000	4,303
Las Vegas NV GO	4.000%	9/1/32	8,860	9,381
Las Vegas NV GO	4.000%	9/1/33	9,220	9,689
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	2,125	2,191
Las Vegas Valley Water District Nevada GO	5.000%	6/1/27	1,050	1,218
Las Vegas Valley Water District Nevada GO	5.000%	6/1/29	7,470	8,612
Las Vegas Valley Water District Nevada GO	5.000%	6/1/30	7,845	9,012
Las Vegas Valley Water District Nevada GO	5.000%	6/1/32	2,800	3,279
Nevada Highway Improvement Revenue (Motor Vehicle Fuel Tax)	4.000%	12/1/33	5,000	5,325
				58,036
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,638
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,485
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	7,955	8,543
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	8,000	9,193
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/30	1,000	1,082
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/31	640	687
New Hampshire Municipal Bond Bank Revenue	4.000%	8/15/32	1,000	1,071
				24,699
New Jersey (2.5%)
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,552
New Jersey Economic Development Authority Revenue	5.000%	6/15/36	2,000	2,011
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	10,000	10,761
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/26	3,000	3,129
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	10,553
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/28	20,000	20,641
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/34	1,000	1,024
New Jersey Educational Facilities Authority Revenue (College of New Jersey)	4.000%	7/1/35	1,750	1,784
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	7,250	8,215
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Greystone Park Psychiatric Hospital Project)	5.000%	9/15/29	7,335	7,546
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health System Obligated Group)	5.000%	7/1/27	5,755	6,776

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Inspira Health System Obligated Group)	5.000%	7/1/29	2,670	3,078
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	8,906
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	4.250%	10/1/32	1,045	1,086
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue	6.500%	10/1/38	30	31
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	1,000	1,079
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	2,500	2,678
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	2,550	2,694
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	10,885	11,125
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	7,000	7,146
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/28	12,000	12,429
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/29	1,925	1,975
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,543
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/41	7,300	7,498
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	10,000	10,005
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	5,180	5,682
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/22	5,000	5,350
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	8,500	9,320
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	5,000	3,566
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/26	2,000	2,110
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	9,091
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	7,400	7,526
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/32 (4)	17,000	8,363
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,421
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	8,000	9,061
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	10,795	12,175
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	12,000	14,002
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	5,000	5,802
South Jersey Transportation Authority New Jersey Transportation System Revenue	5.000%	11/1/27	2,000	2,193
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	2,000	2,012
				257,939
New Mexico (0.4%)
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/26	1,200	1,471
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/27	1,515	1,841
Albuquerque NM Municipal School District No. 12 GO	5.000%	8/1/30	1,650	1,960
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/39	6,500	6,958
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/42	15,025	16,491
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Presbyterian Healthcare Services)	5.000%	8/1/44	10,100	11,209
				39,930
New York (15.9%)
Albany NY Industrial Development Agency Civic Facility Revenue
(Albany Medical Center Hospital Project) VRDO	1.030%	5/5/17 LOC	3,595	3,595
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	6,000	6,828
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/24	8,120	9,386
Erie County NY Industrial Development Agency School Facility Revenue
(Buffalo City School District Project)	5.000%	5/1/25	6,710	7,756
Hempstead NY GO	4.000%	4/1/27 (4)	6,850	7,617
Hempstead NY GO	4.000%	4/1/30 (4)	7,720	8,360
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	28,730	32,649
Long Island NY Power Authority Electric System Revenue	6.250%	4/1/19 (Prere.)	3,000	3,298
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/39	2,000	2,217
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/41	3,250	3,638
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	17,000	18,788
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/46	1,735	1,933
Nassau County NY Local Economic Assistance & Financing Corp. Revenue
(Winthrop University Hospital Association Project)	5.000%	7/1/32	3,000	3,266
New York City NY GO	5.000%	8/1/17 (Prere.)	780	788
New York City NY GO	5.000%	8/1/23	9,550	11,170
New York City NY GO	5.000%	8/1/24	4,665	5,449
New York City NY GO	5.000%	8/1/24	10,195	12,085
New York City NY GO	5.000%	8/1/25	9,160	10,747
New York City NY GO	5.000%	8/1/25	5,000	5,866
New York City NY GO	5.000%	8/1/25	5,000	5,430
New York City NY GO	5.000%	8/1/26	8,065	9,771
New York City NY GO	5.000%	8/1/26	2,765	3,214
New York City NY GO	5.000%	8/1/31	5,000	5,644
New York City NY GO	5.000%	3/1/32	5,000	5,675

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	4.000%	8/1/32	5,000	5,401
New York City NY GO	5.000%	8/1/32	5,000	5,633
New York City NY GO	5.000%	10/1/32	5,260	6,015
New York City NY GO	5.000%	12/1/34	16,310	18,967
New York City NY GO	5.000%	8/1/35	1,500	1,680
New York City NY GO	4.000%	8/1/36	7,500	7,867
New York City NY GO	5.000%	8/1/37	7,690	8,811
New York City NY GO	5.000%	12/1/38	14,545	16,692
New York City NY GO VRDO	0.880%	5/1/17	1,700	1,700
New York City NY GO VRDO	0.890%	5/1/17	5,875	5,875
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,441
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/20 (12)	8,400	7,946
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/22 (12)	4,585	4,101
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/24 (12)	9,670	8,105
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/28	2,000	2,321
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,124
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,406
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	3,500	4,004
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/34	9,000	10,304
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,088
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	4,150	4,751
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/36	5,000	5,682
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.250%	6/15/37	10,000	11,838
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/39	20,000	22,835
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/43	10,000	11,112
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	23,664
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.500%	6/15/43	1,500	1,700
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	13,775	15,220
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,574
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	1,000	1,103
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	6,320	7,063
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	5,000	5,643
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	26,900	26,900
New York City NY Sales Tax Asset Receivable Corp. Revenue	5.000%	10/15/20	5,000	5,647
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/31	5,000	5,675
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	16,000	17,904
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/32	800	907
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/33	5,000	5,591
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	10,000	11,309
New York City NY Transitional Finance Authority Building Aid Revenue	5.250%	7/15/37	2,750	3,097
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	8,000	9,063
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/19 (Prere.)	6,685	7,205
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/29	15,000	17,442
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/30	5,000	5,880
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/31	16,965	20,219
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/32	10,000	11,539
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/33	2,500	2,850
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/33	5,000	5,663
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/34	4,215	4,863
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/34	315	338
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/34	7,000	8,084
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/35	8,940	9,900
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/35	10,000	11,467
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	2/1/36	10,000	10,591
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/37	9,000	10,146
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/37	7,135	8,104
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/39	15,875	17,623
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	5/1/40	6,810	7,774
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/41	23,000	25,975
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/42	4,500	5,027
2 New York City NY Transitional Finance Authority Future Tax Revenue TOB VRDO	0.990%	5/1/17	5,880	5,880
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,259
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	770
New York Convention Center Development Corp. Revenue	5.000%	11/15/45	5,130	5,795
2 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	14,465	15,043
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,373
New York Liberty Development Corp. Revenue	5.000%	12/15/41	12,100	13,465
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,409
New York Liberty Development Corp. Revenue	5.000%	11/15/44	7,550	8,319
New York Liberty Development Corp. Revenue	5.750%	11/15/51	18,500	21,060
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	10,250	12,405

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/29	5,000	5,731
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	4,750	5,489
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/30	6,000	6,951
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	11,935	13,457
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	6,000	6,914
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/31	10,000	11,876
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	4,500	5,104
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/33	5,400	6,041
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/37	11,105	12,773
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	5,000	5,532
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,550	9,459
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	7,500	8,353
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/45	7,000	7,803
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,241
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	4,625	5,221
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/57	3,000	3,422
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,093
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,449
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	5,748
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/28	10,250	11,967
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,299
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/29	11,500	14,104
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.250%	11/15/32	18,220	22,005
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/36	9,155	10,647
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	12,925	13,919
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,504
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/25	7,000	8,173
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/26	9,885	11,512
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/31	3,000	3,398
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/15/38	10,000	11,143
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	6,000	6,799
2 New York Metropolitan Transportation Authority Revenue (Transit Revenue) TOB VRDO	1.010%	5/5/17 LOC	13,955	13,955
New York State Dormitory Authority Lease Revenue (State University Dormitory Facilities)	5.000%	7/1/40	8,700	9,558
New York State Dormitory Authority Revenue (Mental Health Services Facilities Improvement)	5.000%	8/15/19 (ETM)	10	11
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/27	6,185	7,596
New York State Dormitory Authority Revenue (New York University)	5.750%	7/1/27 (14)	10,000	12,346
New York State Dormitory Authority Revenue (New York University)	5.000%	7/1/37	2,300	2,600
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/21 (ETM)	5	6
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/22 (Prere.)	610	709
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	12/15/30	26,300	30,430
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/31	9,120	10,334
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,314
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/34	22,000	24,620
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/37	2,250	2,532
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/38	7,500	8,486
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	20,000	22,643
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/42	25,000	27,811
New York State Dormitory Authority Revenue (State University Educational Facilities)	5.000%	5/15/26	2,000	2,318
New York State Dormitory Authority Revenue (The New School)	6.000%	7/1/20 (Prere.)	5,000	5,732
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/46	1,000	1,111
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/30	10,000	12,029
New York State Dormitory Authority Sales Tax Revenue	5.000%	3/15/34	1,300	1,508
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/29	5,860	6,880
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/36	3,500	3,954
New York State Environmental Facilities Corp. Revenue
(State Clean Water & Drinking Water Revolving Funds)	5.000%	6/15/41	6,750	7,892
New York State Environmental Facilities Corp. Revenue
(State Revolving Funds)	5.000%	5/15/43	5,000	5,632
New York State GO	5.000%	2/15/30	4,000	4,516
New York State Thruway Authority Revenue	5.000%	1/1/26	10,000	11,790
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/30	5,000	5,671
New York State Thruway Authority Revenue (Highway & Bridge Trust Fund)	5.000%	4/1/31	6,265	7,089
New York State Thruway Authority Revenue (Personal Income Tax)	5.000%	3/15/30	8,000	8,915
New York State Urban Development Corp. Revenue	5.625%	1/1/28	7,385	7,964
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/28	15,000	18,099
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/29	5,000	5,984
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/31	10,000	11,536
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	5,835	6,764
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/32	11,170	12,859

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/33	10,000	11,459
2 Nuveen New York AMT-Free Quality Municipal Income Fund VRDP VRDO	0.980%	5/5/17 LOC	8,500	8,500
Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	4,000	4,787
Port Authority of New York & New Jersey Revenue	5.000%	10/15/31	2,000	2,351
Port Authority of New York & New Jersey Revenue	5.000%	9/1/33	3,905	4,525
Port Authority of New York & New Jersey Revenue	5.000%	5/1/36	3,425	3,741
Port Authority of New York & New Jersey Revenue	5.000%	5/1/38	4,180	4,566
Port Authority of New York & New Jersey Revenue	5.250%	11/15/56	10,000	11,558
Port Authority of New York & New Jersey Special Obligation Revenue
(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	10,000	11,228
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/28	5,500	6,340
Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/35	5,720	6,316
Tompkins County NY Industrial Development Agency Civic Facility Revenue (Cornell University)	5.000%	7/1/37	10,000	11,045
Triborough Bridge & Tunnel Authority New York Revenue	5.250%	5/15/18 (Prere.)	12,500	13,071
Triborough Bridge & Tunnel Authority New York Revenue	6.125%	1/1/21 (ETM)	6,565	7,300
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	6,710	8,078
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/38	7,000	8,101
Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/47	5,500	6,324
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/27	5,000	6,131
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/28	10,000	12,258
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/32	14,480	17,353
Utility Debt Securitization Authority New York Revenue	4.000%	12/15/37	7,500	7,961
Utility Debt Securitization Authority New York Revenue	5.000%	12/15/37	19,000	21,948
Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	9,835	10,451
				1,614,110
North Carolina (1.0%)
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/27	2,860	3,443
Buncombe County NC Limited Obligation Revenue	5.000%	6/1/28	1,500	1,789
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/28	1,000	1,200
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/30	1,000	1,182
Cabarrus County NC Installment Financing Contract Revenue	5.000%	4/1/32	1,825	2,128
Charlotte NC Airport Revenue	5.000%	7/1/26	2,205	2,456
Charlotte NC Airport Revenue	5.000%	7/1/36	2,000	2,210
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	5,000	5,522
North Carolina Capital Facilities Finance Agency Revenue (Duke University Project)	5.000%	10/1/55	6,000	6,754
North Carolina Eastern Municipal Power Agency Power Systems Revenue	5.500%	1/1/19 (Prere.)	3,000	3,224
North Carolina GAN	5.000%	3/1/28	20,000	23,228
North Carolina GO	5.000%	6/1/27	10,000	12,343
North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	500	545
North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.250%	6/1/29	3,000	3,274
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.375%	10/1/45	10,000	10,370
North Carolina Municipal Power Agency No. 1 Revenue (Catawba Electric)	5.000%	1/1/31	12,000	13,930
University of North Carolina Hospitals at Chapel Hill Revenue	5.000%	2/1/46	5,000	5,563
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/30	1,610	1,779
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/31	1,500	1,645
Winston-Salem NC Water & Sewer System Revenue	4.000%	6/1/32	2,000	2,173
				104,758
Ohio (2.2%)
Akron OH Bath & Copley Joint Township Hospital District Revenue
(Summa Health System Obligated Group)	5.250%	11/15/46	18,000	19,726
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,060
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.000%	5/1/42	1,300	1,399
American Municipal Power Ohio Inc. Revenue (Fremont Energy Center Project)	5.000%	2/15/25	4,000	4,539
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	5,465	6,143
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,461
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,679
Cleveland OH Water Revenue	4.000%	1/1/31	1,355	1,424
Cleveland OH Water Revenue	4.000%	1/1/32	1,500	1,566
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/33	3,510	3,890
Cleveland-Cuyahoga County OH Port Authority Revenue
(Euclid Avenue Development Corp. Project)	5.000%	8/1/34	3,690	4,072
Columbus OH City School District GO	5.000%	12/1/42	8,000	9,153
Euclid OH City School District GO	4.750%	1/15/54	6,685	7,065
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/29	2,235	2,446
Franklin County OH Health Care Facilities Improvement Revenue (OPRS Communities)	5.000%	7/1/38	11,975	12,493
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	30,000	33,340
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,672
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/28	6,000	6,769
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,852

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,709
Middletown OH City School District GO	5.000%	6/1/17 (Prere.)	4,715	4,733
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.880%	5/1/17 LOC	11,125	11,125
Ohio GO	5.000%	2/1/29	3,000	3,433
Ohio Hospital Revenue (Cleveland Clinic Health System Obligated Group)	5.500%	1/1/39	10,000	10,673
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	7,750	8,268
Ohio State University General Receipts Revenue	5.000%	6/1/38	7,000	7,907
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue	5.000%	6/1/29	20,000	24,497
Scioto County OH Hospital Facilities Revenue (Southern Ohio Medical Center)	5.750%	2/15/18 (Prere.)	3,500	3,634
				227,728
Oklahoma (0.2%)
Oklahoma Capitol Improvement Authority Highway Improvement Revenue	4.000%	7/1/34	2,000	2,084
Oklahoma City OK Water Utilities Trust Water & Sewer Revenue	5.000%	7/1/38	5,500	6,353
Oklahoma Turnpike Authority Revenue	5.000%	1/1/28	775	868
Oklahoma Turnpike Authority Revenue	4.000%	1/1/35	5,000	5,216
Oklahoma Turnpike Authority Revenue	4.000%	1/1/36	5,000	5,193
				19,714
Oregon (0.9%)
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/33	1,000	1,035
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/34	500	515
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	4.000%	1/1/35	1,000	1,026
Deschutes County OR Hospital Facilities Authority Revenue (St. Charles Memorial Hospital Inc.)	5.000%	1/1/48	5,000	5,462
Eugene OR Electric Utility System Revenue	4.000%	8/1/31	700	757
Eugene OR Electric Utility System Revenue	4.000%	8/1/32	1,250	1,341
Eugene OR Electric Utility System Revenue	4.000%	8/1/33	1,000	1,065
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/21 (Prere.)	3,445	3,963
Oregon Department of Administrative Services Lottery Revenue	5.250%	4/1/30	555	626
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/31	3,670	4,422
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/32	4,000	4,789
Oregon Department of Administrative Services Lottery Revenue	5.000%	4/1/37	6,185	7,234
Oregon Department of Transportation Highway User Tax Revenue	5.000%	11/15/30	4,345	5,125
Oregon GO	5.000%	5/1/27	3,110	3,803
Oregon GO	5.000%	6/1/27	1,990	2,436
Oregon GO	5.000%	5/1/28	770	935
Oregon GO	5.000%	6/1/28	2,090	2,540
Oregon GO	5.000%	5/1/29	2,000	2,409
Oregon GO	5.000%	6/1/29	2,195	2,647
1 Oregon GO	4.000%	8/1/32	3,000	3,263
1 Oregon GO	4.000%	8/1/33	5,000	5,397
1 Oregon GO	4.000%	8/1/34	2,000	2,135
Oregon GO (Oregon University System Projects)	5.000%	8/1/36	2,000	2,250
Oregon Health & Science University Revenue	5.000%	7/1/27	2,150	2,441
Port of Portland OR International Airport Revenue	5.000%	7/1/47	3,000	3,408
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	5,000	5,500
Umatilla County OR Hospital Facility Authority Revenue (Catholic Health Initiatives)	5.000%	5/1/22	9,260	9,290
Washington & Clackamas Counties School District No. 23J GO	5.000%	6/15/33	2,850	3,380
				89,194
Pennsylvania (5.0%)
Allegheny County PA GO	5.000%	11/1/28	5,000	5,940
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,218
Centre County PA Hospital Authority Revenue (Mount Nittany Medical Center Project)	5.000%	11/15/32	3,000	3,321
Cheltenham Township PA School District GO	5.000%	3/15/41	15,210	16,648
Delaware County PA Authority University Revenue (Villanova University)	4.000%	12/1/30	1,855	1,996
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/31	800	915
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/32	920	1,048
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/33	2,625	2,974
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/34	2,000	2,255
Delaware County PA Authority University Revenue (Villanova University)	5.000%	8/1/35	2,160	2,425
Franklin County PA Industrial Development Authority Revenue (Chambersburg Hospital Project)	5.375%	7/1/42	4,325	4,691
1 Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System)	5.000%	2/15/39	5,600	6,319
Monroe County PA Hospital Authority Revenue (Pocono Medical Center)	5.000%	7/1/36	2,000	2,168
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/27	3,095	3,734
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	5,000	5,289
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	3,000	3,361
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,390	2,659
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.000%	7/1/45	6,140	6,501

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.125%	7/1/50	5,015	5,308
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	3,500	3,703
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	2,500	2,645
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/30	13,955	15,937
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	2/1/34	3,000	3,364
Pennsylvania Economic Development Financing Authority Revenue (UPMC Obligated Group)	5.000%	7/1/38	12,000	13,110
Pennsylvania GO	4.000%	8/15/28 (4)	15,000	16,205
Pennsylvania Higher Educational Facilities Authority Revenue (Bryn Mawr College)	5.000%	12/1/38	4,500	5,087
Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)	5.000%	6/15/29	1,000	1,116
Pennsylvania Higher Educational Facilities Authority Revenue (St. Joseph’s University)	5.000%	11/1/40	5,160	5,647
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/27	1,120	1,266
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/28	3,100	3,490
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/30	3,000	3,348
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/31	1,500	1,672
Pennsylvania Higher Educational Facilities Authority Revenue (Temple University)	5.000%	4/1/32	1,500	1,667
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.000%	9/1/45	2,000	2,198
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	18,000	19,857
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	4.000%	8/15/32	2,750	2,955
Pennsylvania Higher Educational Facilities Authority Revenue
(Trustees of the University of Pennsylvania)	4.000%	8/15/33	1,555	1,660
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System)	5.000%	8/15/40	8,000	8,827
Pennsylvania Higher Educational Facilities Authority Student Housing Revenue
(University Properties Inc.)	5.000%	7/1/42	4,790	4,943
Pennsylvania State University Revenue	5.000%	9/1/27	830	1,014
Pennsylvania State University Revenue	5.000%	9/1/28	1,000	1,192
Pennsylvania State University Revenue	5.000%	9/1/28	3,000	3,577
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/28	9,015	10,563
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.500%	12/1/31	7,255	8,441
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/42	1,000	1,098
Pennsylvania Turnpike Commission Motor License Fund Revenue	5.000%	12/1/43	5,000	5,487
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	4,000	4,189
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/18 (Prere.)	5,000	5,250
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	1,085	1,174
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	4,915	5,320
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	6,000	7,103
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	11,325	13,230
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	1,750	2,026
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/28	7,555	8,746
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,750	4,292
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29 (4)	13,000	15,056
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	1,400	1,530
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,249
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/34	3,500	3,145
Pennsylvania Turnpike Commission Revenue	4.000%	12/1/34	11,670	11,753
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/36	14,820	16,288
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/37	6,000	5,257
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	15,990	17,239
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	5,165	5,663
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	5,000	5,475
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,033
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,400	17,831
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44	12,000	13,296
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,921
Philadelphia PA Authority for Industrial Development Revenue (Temple University)	5.000%	4/1/45	6,035	6,701
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	4.000%	9/1/47	6,150	6,230
Philadelphia PA GO	5.000%	8/1/29	5,735	6,510
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/26	3,000	3,010
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.500%	7/1/30	5,000	5,014
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	3,000	3,206
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	100	107
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	6,880	7,338
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA School District GO	5.000%	9/1/25 (15)	10,000	11,511
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	15,000	16,607
State Public School Building Authority Pennsylvania Lease Revenue
(School District of Philadelphia)	5.000%	6/1/25 (4)	10,000	11,448
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/31	3,000	3,371
Westmoreland County PA Municipal Authority Revenue	5.000%	8/15/37	4,210	4,636
Wilkes-Barre PA Finance Authority Revenue (University of Scranton Project)	5.000%	11/1/40	3,500	3,824
				511,438
Puerto Rico (0.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/30 (14)	5,000	5,257

Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	8,513
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	2,905
Rhode Island Housing & Mortgage Finance Corp. Revenue	4.000%	10/1/40	715	740
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/35	10,000	10,671
				22,829
South Carolina (1.4%)
Charleston County SC Airport District System Revenue	5.000%	7/1/43	5,000	5,387
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/26	10,000	11,727
Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project)	5.000%	12/1/29	2,500	2,921
2 Charleston SC Educational Excellence Financing Corp. Revenue
(Charleston County School District, South Carolina Project) TOB VRDO	0.950%	5/5/17	7,250	7,250
Florence County SC Hospital Revenue (McLeod Regional Medical Center Project)	5.000%	11/1/37	4,200	4,521
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/34	1,165	1,308
North Charleston SC Revenue	5.000%	10/1/40	7,000	7,707
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,398
South Carolina Association of Governmental Organizations Educational Facilities Corp. Revenue
(Pickens School District)	5.000%	12/1/30	1,500	1,707
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/38	5,305	5,730
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	12,600	13,889
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	795	854
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	9,205	9,891
South Carolina Public Service Authority Revenue	5.000%	12/1/33	5,000	5,466
South Carolina Public Service Authority Revenue	5.000%	12/1/38	10,000	10,586
South Carolina Public Service Authority Revenue	5.000%	12/1/43	1,065	1,116
South Carolina Public Service Authority Revenue	5.125%	12/1/43	1,500	1,598
South Carolina Public Service Authority Revenue	5.000%	12/1/50	5,935	6,287
South Carolina Public Service Authority Revenue	5.500%	12/1/54	10,000	10,890
South Carolina Public Service Authority Revenue	5.250%	12/1/55	10,500	11,347
South Carolina Public Service Authority Revenue	5.000%	12/1/56	12,500	13,351
				144,931
South Dakota (0.2%)
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/35	3,000	3,340
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,045	10,909
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/45	1,000	1,090
				15,339
Tennessee (1.1%)
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	14,005	14,668
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.980%	5/1/17 LOC	4,680	4,680
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	4/1/36	2,250	2,462
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/36	2,500	2,746
Knox County TN Health Educational & Housing Facilities Board Hospital Facilities Revenue
(University Health System Inc.)	5.000%	9/1/47	11,315	12,233
Shelby County TN GO	5.000%	4/1/27	2,855	3,531
Shelby County TN Health Educational & Housing Facility Board Revenue (Methodist Healthcare)	5.250%	3/1/18 (Prere.)	350	363
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/20	740	821
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	990	1,139
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	9,645	10,897
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	3,710	4,291
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	6,175	7,204
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	2,160	2,559
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	19,950	23,303
Tennessee GO	5.000%	9/1/28	5,750	6,870
Tennessee GO	5.000%	9/1/29	2,500	2,969
Tennessee GO	5.000%	8/1/30	1,345	1,614

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tennessee GO	5.000%	9/1/34	700	813
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	7/1/37	1,015	1,077
Tennessee Housing Development Agency Homeownership Program Revenue	4.000%	7/1/38	2,380	2,503
Washington County TN GO	4.000%	6/1/29	3,260	3,592
				110,335
Texas (8.7%)
Arlington TX Independent School District GO	4.000%	2/15/30	2,000	2,174
Austin TX Airport System Revenue	5.000%	11/15/41	6,500	7,376
Austin TX Airport System Revenue	5.000%	11/15/46	11,000	12,434
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/29	3,270	3,768
Austin TX Community College District Public Facilities Corp. Lease Revenue	5.000%	8/1/31	7,140	8,127
Austin TX GO	5.000%	9/1/32	1,300	1,504
Austin TX Independent School District GO	5.000%	8/1/26	1,425	1,720
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	3,000	3,430
Austin TX Water & Wastewater System Revenue	5.000%	11/15/25	5,000	5,823
Central Texas Regional Mobility Authority Revenue	5.750%	1/1/21 (Prere.)	4,260	4,925
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,000	1,174
Central Texas Regional Mobility Authority Revenue	6.750%	1/1/21 (Prere.)	2,000	2,383
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	6,000	6,603
Clear Creek TX Independent School District GO	5.000%	2/15/30	10,000	11,730
Clifton TX Higher Education Finance Corp. Revenue (Baylor University)	5.250%	3/1/29	3,000	3,386
Dallas County TX Utility & Reclamation District GO	5.000%	2/15/28	5,000	5,943
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,925	10,087
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/46	3,560	4,009
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,356
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,274
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/31	5,800	6,730
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/37	5,000	5,547
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	6,410	7,108
Denton TX Independent School District GO	5.000%	8/15/45	12,000	13,666
El Paso County TX Community College District Revenue	5.000%	4/1/42 (4)	5,000	5,522
El Paso TX GO	5.000%	8/15/27	3,625	4,356
El Paso TX Independent School District GO	4.000%	8/15/33	2,500	2,678
El Paso TX Independent School District GO	5.000%	8/15/42	10,000	11,428
Friendswood TX Independent School District GO	4.000%	2/15/32	3,630	3,903
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/35	21,495	18,877
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/36	8,475	7,416
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	12,000	13,801
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/35	8,000	8,779
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.870%	5/1/17	6,400	6,400
2 Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Texas Children’s Hospital) TOB VRDO	0.920%	5/1/17	34,130	34,130
Harris County TX GO	5.000%	10/1/26	3,000	3,633
Harris County TX Health Facilities Development Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	7.125%	12/1/18 (Prere.)	3,250	3,565
Harris County TX Sports Authority Revenue	5.000%	11/15/27 (4)	2,150	2,514
Harris County TX Sports Authority Revenue	5.000%	11/15/28	1,465	1,673
Harris County TX Sports Authority Revenue	5.000%	11/15/30	2,790	3,151
Hays County TX GO	4.000%	2/15/31	2,265	2,419
Hays County TX GO	4.000%	2/15/32	3,820	4,047
Houston TX Airport System Revenue	5.000%	7/1/32	3,000	3,350
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,246
Houston TX Community College System GO	5.000%	2/15/36	10,000	10,905
Houston TX GO	5.000%	3/1/25	3,185	3,774
Houston TX GO	5.000%	3/1/27	13,350	15,909
Houston TX GO	5.000%	3/1/30	5,395	6,084
Houston TX Utility System Revenue	5.000%	5/15/28	3,000	3,500
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,648
Houston TX Utility System Revenue	5.000%	11/15/32	28,395	33,362
Humble TX Independent School District GO	4.000%	2/15/28	10,290	11,393
Lamar TX Consolidated Independent School District GO	4.000%	2/15/30	10,000	10,835
Lamar TX Consolidated Independent School District GO	4.000%	2/15/31	5,000	5,381
Lamar TX Consolidated Independent School District GO	4.000%	2/15/32	6,835	7,302
Laredo TX Community College District GO	5.000%	8/1/30	2,000	2,283
Laredo TX Community College District GO	5.000%	8/1/32	1,250	1,415
Laredo TX Community College District GO	5.000%	8/1/34	1,500	1,683
Lone Star College System Texas GO	4.000%	2/15/29	1,150	1,259
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	22
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	224

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/26	3,000	3,453
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,386
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,760	5,114
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,425
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/40	5,540	6,172
Lubbock TX GO	4.000%	2/15/30	1,250	1,336
Mansfield TX Independent School District GO	5.000%	2/15/45	5,000	5,657
Matagorda County TX Navigation District No. 1 Pollution Control Revenue
(Central Power & Light Co. Project)	6.300%	11/1/29	7,500	8,364
Missouri City TX GO	4.000%	6/15/32	1,000	1,053
Montgomery County TX GO	5.250%	3/1/19 (Prere.)	5,000	5,380
New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/48	10,350	11,469
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,038
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/43	1,600	1,629
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Wesleyan Homes Inc. Project)	5.500%	1/1/49	1,600	1,620
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	6,900	7,234
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	4,880	5,301
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,137
North Texas Tollway Authority System Revenue	5.000%	1/1/28	2,000	2,323
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,622
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,209
North Texas Tollway Authority System Revenue	5.000%	9/1/31	2,000	2,264
North Texas Tollway Authority System Revenue	5.000%	1/1/32	3,000	3,404
North Texas Tollway Authority System Revenue	5.000%	1/1/33	13,675	15,047
North Texas Tollway Authority System Revenue	5.000%	1/1/34	14,355	15,743
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,310
North Texas Tollway Authority System Revenue	6.250%	1/1/39	1,120	1,204
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	2,927
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/23	1,000	1,144
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/24	4,325	5,006
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/25	4,520	5,192
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/26	2,250	2,573
Olmos Park TX Higher Education Facilities Corp. Revenue
(University of the Incarnate Word Project)	5.000%	12/1/27	1,845	2,099
Pasadena TX GO	4.000%	2/15/32	1,500	1,596
Round Rock TX Independent School District GO	4.000%	8/1/30	3,130	3,405
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/22	5,480	6,361
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/23	6,155	7,187
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/38	6,500	7,299
San Antonio TX Water Revenue	5.000%	5/15/26	2,000	2,315
San Jacinto TX Community College District GO	5.000%	2/15/29	3,860	4,532
San Jacinto TX Community College District GO	5.000%	2/15/30	4,055	4,726
San Jacinto TX Community College District GO	5.000%	2/15/31	2,250	2,605
San Jacinto TX Community College District GO	5.000%	2/15/32	2,000	2,302
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/37	4,500	5,042
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Baylor Scott & White Healthcare Project)	5.000%	11/15/45	7,265	8,080
Texas GO	4.000%	5/15/32	2,250	2,395
Texas GO	5.000%	5/15/40	7,000	8,005
Texas GO	5.000%	10/1/44	20,195	22,894
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	600	651
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	550	609
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/23	1,390	1,599
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	6,630	7,709
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/25	2,650	3,105
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	2,700	2,979
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	1,155	1,359
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	5,000	5,439

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	4,000	4,560
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	9,000	10,134
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	29,880	33,861
Texas State University System Financing System Revenue	5.000%	3/15/38	3,300	3,695
Texas State University System Financing System Revenue	5.000%	3/15/42	2,000	2,202
Texas Transportation Commission GO	5.000%	4/1/28	10,000	11,765
Texas Transportation Commission GO	5.000%	10/1/36	10,000	11,576
Texas Transportation Commission Revenue	5.000%	8/15/41	3,815	4,163
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	6,000	6,624
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	6,440	7,162
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (2)	9,445	7,071
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/26 (ETM)	555	443
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (2)	29,955	20,633
Texas Turnpike Authority Central Texas Turnpike System Revenue	0.000%	8/15/28 (ETM)	50	37
Texas Water Development Board Revenue	5.000%	10/15/30	10,000	11,846
United TX Independent School District GO	5.000%	8/15/26	2,195	2,637
United TX Independent School District GO	5.000%	8/15/27	2,300	2,769
United TX Independent School District GO	5.000%	8/15/28	2,355	2,812
United TX Independent School District GO	5.000%	8/15/29	2,535	3,009
University of Houston Texas Revenue	4.000%	2/15/30	4,610	4,918
University of North Texas Revenue	5.000%	4/15/33	3,200	3,650
University of North Texas Revenue	5.000%	4/15/34	3,000	3,406
University of North Texas Revenue	5.000%	4/15/36	3,000	3,384
Ysleta TX Independent School District GO	5.000%	8/15/41	7,065	8,068
Ysleta TX Independent School District GO	5.000%	8/15/47	10,000	11,406
				883,020
Utah (0.5%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,037
Salt Lake City UT Airport Revenue	5.000%	7/1/42	5,000	5,734
Salt Lake City UT Airport Revenue	5.000%	7/1/47	10,000	11,420
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/29	2,500	2,794
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	4,180	4,651
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/31	3,110	3,447
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/32	1,855	2,050
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	17,325	19,848
				54,981
Virginia (1.9%)
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/41 (4)	5,000	5,659
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	5,000	5,493
Chesapeake VA GO	5.000%	8/1/27	2,100	2,631
Chesapeake VA GO	5.000%	8/1/28	1,950	2,426
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/32	1,800	2,073
Fairfax County VA Economic Development Authority Facilities Revenue (County Facilities Project)	5.000%	10/1/34	1,145	1,307
Fairfax County VA Economic Development Authority Transportation District I
mprovement Revenue (Silver Line Phase I Project)	4.000%	4/1/31	3,810	4,119
Fairfax County VA Economic Development Authority Transportation District
Improvement Revenue (Silver Line Phase I Project)	4.000%	4/1/32	11,190	11,997
Fairfax County VA GO	5.000%	10/1/29	11,190	13,754
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.500%	5/15/19 (Prere.)	3,530	3,847
Fairfax County VA Industrial Development Authority Health Care Revenue
(Inova Health System Obligated Group)	5.500%	5/15/35	6,470	6,960
Fairfax County VA Sewer Revenue	4.000%	7/15/32	2,515	2,716
Henrico County VA Economic Development Authority Revenue (Bon Secours Health System)	5.250%	11/1/42 (12)	3,500	3,776
Henrico County VA Water & Sewer Revenue	5.000%	5/1/27	2,585	3,180
Richmond VA Public Utility Revenue	5.000%	1/15/27	10,000	12,127
Roanoke VA Economic Development Authority Hospital Revenue (Carilion Clinic Obligated Group)	5.000%	7/1/28	1,640	1,829
University of Virginia Revenue	5.000%	6/1/37	8,000	9,177
University of Virginia Revenue	5.000%	4/1/42	8,000	9,372
University of Virginia Revenue	5.000%	4/1/45	5,000	5,723
Virginia Commonwealth Transportation Board Revenue	4.000%	3/15/26	12,455	13,512
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/30	28,875	33,137
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/32	17,375	19,504
Virginia Commonwealth Transportation Board Revenue	5.000%	5/15/33	4,000	4,490
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/27	8,335	9,067
Virginia Public Building Authority Public Facilities Revenue	4.000%	8/1/28	8,675	9,361
				197,237
Washington (1.7%)
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/41	13,500	15,502
Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue	5.000%	11/1/46	5,000	6,395

Long-Term Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
2 Central Puget Sound WA Regional Transit Authority Sales & Use Tax Revenue TOB VRDO	0.920%	5/1/17	3,400	3,400
Chelan County WA Public Utility District No. 1 Hydro-Electric System Revenue
(Columbia River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	9,876
King County WA Sewer Revenue	4.000%	7/1/30	3,300	3,545
King County WA Sewer Revenue	4.000%	7/1/31	3,320	3,544
Port of Seattle WA Revenue	5.000%	1/1/28	2,325	2,858
Port of Seattle WA Revenue	5.000%	8/1/29	10,500	11,962
Port of Seattle WA Revenue	5.000%	6/1/30	2,000	2,190
Port of Seattle WA Revenue	5.000%	4/1/31	3,260	3,735
Port of Seattle WA Revenue	5.000%	4/1/32	3,425	3,905
Port of Seattle WA Revenue	5.000%	3/1/33	4,380	4,966
Port of Seattle WA Revenue	5.000%	4/1/34	3,665	4,142
Port of Seattle WA Revenue	5.000%	3/1/35	3,240	3,644
Seattle WA Municipal Light & Power Revenue	4.000%	4/1/29	3,825	4,180
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,234
Snohomish County WA Public Utility District No. 1 Revenue	5.000%	12/1/40	5,000	5,639
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,065	9,742
University of Washington Revenue	5.000%	7/1/34	2,000	2,259
Washington GO	5.000%	2/1/35	10,000	11,196
Washington GO	5.000%	8/1/35	2,000	2,251
3 Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/18 (Prere.)	6,000	6,319
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	5,490	5,799
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,186
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.000%	8/15/44	5,000	5,450
Washington Health Care Facilities Authority Revenue (Providence Health & Services)	5.000%	10/1/33	7,500	8,261
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.900%	5/5/17	3,100	3,100
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.625%	10/1/19 (Prere.)	12,000	13,270
Washington Health Care Facilities Authority Revenue (Seattle Children’s Hospital)	5.000%	10/1/40	2,215	2,385
Washington Health Care Facilities Authority Revenue (Swedish Health Services)	6.250%	5/15/21 (Prere.)	6,500	7,758
				174,693
West Virginia (0.6%)
Morgantown WV Combined Utility System Revenue	5.000%	12/1/41 (4)	7,000	7,819
Morgantown WV Combined Utility System Revenue	5.000%	12/1/46 (4)	6,320	7,032
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,735
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,500	6,914
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	20,000	22,363
West Virginia University Revenue	5.000%	10/1/36	5,985	6,699
West Virginia Water Development Authority Infrastructure Excess Lottery Revenue
(Chesapeake Bay/Greenbrier River Projects)	5.000%	7/1/30	3,000	3,477
				57,039
Wisconsin (1.4%)
Wisconsin GO	6.000%	5/1/19 (Prere.)	10,000	10,981
Wisconsin GO	5.000%	5/1/31	8,635	10,125
Wisconsin Health & Educational Facilities Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,085
Wisconsin Health & Educational Facilities Authority Health Facilities Revenue (SSM Health Care)	5.250%	6/1/34	6,785	7,337
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.750%	7/1/30	6,150	6,780
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/36	15,000	15,320
Wisconsin Health & Educational Facilities Authority Revenue
(Ascension Health Alliance Credit Group)	4.000%	11/15/39	5,000	5,076
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,051
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert & Community Health Inc.)	5.000%	4/1/42	20,690	22,264
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/31	5,145	5,955
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/32	2,380	2,737
Wisconsin Health & Educational Facilities Authority Revenue (Froedtert Health Inc.)	5.000%	4/1/48	6,120	6,827
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/29	1,700	1,911
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/30	3,260	3,658
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/31	1,000	1,052
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/32	1,080	1,128
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/33	1,385	1,437
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	4.000%	10/1/34	1,570	1,621
Wisconsin Health & Educational Facilities Authority Revenue (Medical College Wisconsin)	5.000%	12/1/41	15,000	16,819
Wisconsin Transportation Revenue	5.000%	7/1/31	2,815	3,221
				145,385
Total Tax-Exempt Municipal Bonds (Cost $9,596,204)				9,998,916

Long-Term Tax-Exempt Fund

			Market
			Value•
	Coupon	Shares	($000)
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
4 Vanguard Municipal Cash Management Fund (Cost $116,895)	0.895%	1,168,956	116,895
Total Investments (99.5%) (Cost $9,713,099)			10,115,811

			Amount
			($000)
Other Assets and Liabilities (0.5%)
Other Assets
Investment in Vanguard			686
Receivables for Investment Securities Sold			6,568
Receivables for Accrued Income			125,839
Receivables for Capital Shares Issued			8,749
Other Assets			1,322
Total Other Assets			143,164
Liabilities
Payables for Investment Securities Purchased			(69,193)
Payables for Capital Shares Redeemed			(5,616)
Payables for Distributions			(9,886)
Payables to Vanguard			(10,315)
Other Liabilities			(468)
Total Liabilities			(95,478)
Net Assets (100%)			10,163,497

At April 30, 2017, net assets consisted of:
			Amount
			($000)
Paid-in Capital			9,749,651
Undistributed Net Investment Income			159
Accumulated Net Realized Gains			10,775
Unrealized Appreciation (Depreciation)
Investment Securities			402,712
Futures Contracts			200
Net Assets			10,163,497

Investor Shares—Net Assets
Applicable to 80,480,559 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			924,579
Net Asset Value Per Share—Investor Shares			$11.49

Admiral Shares—Net Assets
Applicable to 804,207,264 outstanding $.001 par value shares of beneficial interest (unlimited authorization)			9,238,918
Net Asset Value Per Share—Admiral Shares			$11.49

• See Note A in Notes to Financial Statements.
1 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $111,257,000, representing 1.1% of net assets.
3 Securities with a value of $1,466,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

Long-Term Tax-Exempt Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	184,213
Total Income	184,213
Expenses
The Vanguard Group—Note B
Investment Advisory Services	649
Management and Administrative—
Investor Shares	673
Management and Administrative—
Admiral Shares	2,928
Marketing and Distribution—
Investor Shares	104
Marketing and Distribution—
Admiral Shares	368
Custodian Fees	54
Shareholders’ Reports—Investor Shares	41
Shareholders’ Reports—Admiral Shares	62
Trustees’ Fees and Expenses	3
Total Expenses	4,882
Net Investment Income	179,331
Realized Net Gain (Loss)
Investment Securities Sold[1]	24,050
Futures Contracts	(3,385)
Realized Net Gain (Loss)	20,665
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(282,224)
Futures Contracts	530
Change in Unrealized Appreciation
(Depreciation)	(281,694)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(81,698)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $414,000 and ($1,000), respectively.

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	179,331	354,293
Realized Net Gain (Loss)	20,665	42,080
Change in Unrealized Appreciation (Depreciation)	(281,694)	105,324
Net Increase (Decrease) in Net Assets Resulting from Operations	(81,698)	501,697
Distributions
Net Investment Income
Investor Shares	(16,354)	(34,846)
Admiral Shares	(162,154)	(318,057)
Realized Capital Gain[1]
Investor Shares	(3,051)	(1,272)
Admiral Shares	(29,276)	(11,042)
Total Distributions	(210,835)	(365,217)
Capital Share Transactions
Investor Shares	(53,329)	64,359
Admiral Shares	264,027	1,028,954
Net Increase (Decrease) from Capital Share Transactions	210,698	1,093,313
Total Increase (Decrease)	(81,835)	1,229,793
Net Assets
Beginning of Period	10,245,332	9,015,539
End of Period[2]	10,163,497	10,245,332

1 Includes fiscal 2017 and 2016 short-term gain distributions totaling $8,018,000 and $549,000, respectively. Short-term gain distributions are treated as ordinary income dividends for tax purposes.

2 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $159,000 and $32,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.83	$11.64	$11.73	$11.14	$11.82	$11.13
Investment Operations
Net Investment Income	.201	.418	.430	.450	.441	. 437
Net Realized and Unrealized Gain (Loss)
on Investments	(. 302)	. 206	(. 063)	.590	(. 680)	.690
Total from Investment Operations	(.101)	. 624	. 367	1.040	(. 239)	1.127
Distributions
Dividends from Net Investment Income	(.201)	(.418)	(. 430)	(. 450)	(.441)	(. 437)
Distributions from Realized Capital Gains	(. 038)	(.016)	(.027)	—	—	—
Total Distributions	(. 239)	(. 434)	(. 457)	(. 450)	(.441)	(. 437)
Net Asset Value, End of Period	$11.49	$11.83	$11.64	$11.73	$11.14	$11.82

Total Return[1]	-0.82%	5.39%	3.19%	9.52%	-2.07%	10.27%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$925	$1,007	$928	$958	$988	$1,130
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.56%	3.52%	3.69%	3.95%	3.84%	3.78%
Portfolio Turnover Rate	27%	13%	18%	21%	35%	15%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.83	$11.64	$11.73	$11.14	$11.82	$11.13
Investment Operations
Net Investment Income	. 207.430		.439	.459	.450	.446
Net Realized and Unrealized Gain (Loss)
on Investments	(. 302)	. 206	(. 063)	.590	(. 680)	.690
Total from Investment Operations	(. 095)	.636	. 376	1.049	(. 230)	1.136
Distributions
Dividends from Net Investment Income	(. 207)	(. 430)	(. 439)	(. 459)	(. 450)	(. 446)
Distributions from Realized Capital Gains	(. 038)	(.016)	(.027)	—	—	—
Total Distributions	(. 245)	(. 446)	(. 466)	(. 459)	(. 450)	(. 446)
Net Asset Value, End of Period	$11.49	$11.83	$11.64	$11.73	$11.14	$11.82

Total Return[1]	-0.77%	5.50%	3.27%	9.60%	-1.99%	10.36%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,239	$9,238	$8,088	$7,480	$6,827	$7,039
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	3.66%	3.62%	3.77%	4.03%	3.92%	3.86%
Portfolio Turnover Rate	27%	13%	18%	21%	35%	15%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Tax-Exempt Fund

Notes to Financial Statements

Vanguard Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

Long-Term Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $686,000, representing 0.01% of the fund’s net assets and 0.27% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	9,998,916	—
Temporary Cash Investments	116,895	—	—
Futures Contracts—Assets[1]	154	—	—
Futures Contracts—Liabilities[1]	(178)	—	—
Total	116,871	9,998,916	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
2-Year U.S. Treasury Note	June 2017	859	186,067	98
5-Year U.S. Treasury Note	June 2017	959	113,552	108
Ultra Long U.S. Treasury Bond	June 2017	(233)	(37,964)	(85)
30-Year U.S. Treasury Bond	June 2017	134	20,498	79
				200

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Long-Term Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

At April 30, 2017, the cost of investment securities for tax purposes was $9,723,181,000. Net unrealized appreciation of investment securities for tax purposes was $392,630,000, consisting of unrealized gains of $451,939,000 on securities that had risen in value since their purchase and $59,309,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $1,448,952,000 of investment securities and sold $1,296,268,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2017, such purchases and sales were $399,440,000 and $330,635,000 respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	102,782	9,000	309,232	25,947
Issued in Lieu of Cash Distributions	15,747	1,382	29,134	2,445
Redeemed	(171,858)	(15,017)	(274,007)	(22,961)
Net Increase (Decrease) —Investor Shares	(53,329)	(4,635)	64,359	5,431
Admiral Shares
Issued	1,319,298	115,585	1,878,669	157,575
Issued in Lieu of Cash Distributions	127,237	11,169	212,274	17,810
Redeemed	(1,182,508)	(103,536)	(1,061,989)	(89,087)
Net Increase (Decrease) —Admiral Shares	264,027	23,218	1,028,954	86,298

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

High-Yield Tax-Exempt Fund

Fund Profile
As of April 30, 2017

Share-Class Characteristics
	Investor	Admiral
	Shares	Shares
Ticker Symbol	VWAHX	VWALX
Expense Ratio[1]	0.19%	0.09%
30-Day SEC Yield	3.08%	3.17%

Financial Attributes
		Bloomberg
		Barclays
		Municipal
		Bond
	Fund	Index
Number of Bonds	1,790	50,560
Yield to Maturity
(before expenses)	5.8%	2.4%
Average Coupon	4.8%	4.8%
Average Duration	7.2 years	6.4 years
Average Stated Maturity	17.3 years 12.9 years
Short-Term Reserves	3.4%	—

Largest Area Concentrations[2]

California	13.3%
New York	11.0
Illinois	9.5
Texas	8.8
New Jersey	8.1
Pennsylvania	6.4
Florida	6.1
Michigan	3.8
Wisconsin	2.6
Colorado	1.7
Top Ten	71.3%

Volatility Measures
Bloomberg
Barclays
Municipal
Bond Index
R-Squared	0.97
Beta	1.16

These measures show the degree and timing of the fund’s fluctuations compared with the indexes over 36 months.

Distribution by Stated Maturity (% of portfolio)

Under 1 Year	4.4%
1–3 Years	5.7
3–5 Years	2.7
5–10 Years	9.6
10–20 Years	33.9
20–30 Years	36.3
Over 30 Years	7.4

Distribution by Credit Quality (% of portfolio)

AAA	4.0%
AA	22.3
A	34.8
BBB	24.1
BB	4.0
B or Lower	3.4
Not Rated	7.4

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts. For more information about these ratings, see the Glossary entry for Credit Quality.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.19% for Investor Shares and 0.09% for Admiral Shares.

2 Percentage of net assets, excluding any futures contracts.

High-Yield Tax-Exempt Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): October 31, 2006–April 30, 2017
				Bloomberg
				Barclays
				Municipal
			Investor Shares	Bond Index
	Income	Capital	Total	Total
Fiscal Year	Returns	Returns	Returns	Returns
2007	4.60%	-2.66%	1.94%	2.91%
2008	4.32	-12.52	-8.20	-3.30
2009	5.65	10.44	16.09	13.60
2010	4.76	4.00	8.76	7.78
2011	4.57	-1.31	3.26	3.78
2012	4.21	7.22	11.43	9.03
2013	3.74	-5.85	-2.11	-1.72
2014	4.23	5.64	9.87	7.82
2015	3.74	-0.27	3.47	2.87
2016	3.74	2.41	6.15	4.06
2017[1]	1.85	-2.79	-0.94	-0.34

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

						Ten Years
	Inception Date	One Year Five Years		Income	Capital	Total
Investor Shares	12/27/1978	0.63%	4.18%	4.30%	0.21%	4.51%
Admiral Shares	11/12/2001	0.74	4.27	4.39	0.21	4.60

1 Six months ended April 30, 2017.
See Financial Highlights for dividend and capital gains information.

High-Yield Tax-Exempt Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.1%)
Alabama (1.0%)
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	3,000	3,469
Birmingham AL GO	5.000%	3/1/37	2,500	2,786
* Birmingham AL GO	0.000%	3/1/40	3,000	3,052
* Birmingham AL GO	0.000%	3/1/45	4,000	4,053
Birmingham AL Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)	5.750%	6/1/45	2,500	2,650
Houston County AL Health Care Authority Revenue	5.000%	10/1/30	6,785	7,356
Jefferson County AL Sewer Revenue	0.000%	10/1/38 (4)	7,500	5,995
Jefferson County AL Sewer Revenue	6.000%	10/1/42	3,000	3,432
Jefferson County AL Sewer Revenue	7.000%	10/1/51	34,230	41,411
Jefferson County AL Sewer Revenue	6.500%	10/1/53	24,250	28,445
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/36	2,820	2,989
Montgomery AL Higher Education Building Authority Revenue (Faulkner University)	5.000%	10/1/43	5,080	5,345
Selma AL Industrial Development Board Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,446
				115,429
Alaska (0.2%)
Alaska Industrial Development & Export Authority Revenue (Providence Health & Services)	5.500%	10/1/41	6,105	6,760
Anchorage AK Electric Utility Revenue	5.000%	12/1/35	5,000	5,627
Anchorage AK Electric Utility Revenue	5.000%	12/1/36	5,000	5,613
Northern Alaska Tobacco Securitization Corp. Revenue	4.625%	6/1/23	2,530	2,540
				20,540
American Samoa (0.0%)
American Samoa Economic Development Authority Revenue	6.625%	9/1/35	5,000	4,776

Arizona (0.7%)
Arizona Health Facilities Authority Health Care Facilities Revenue (Beatitudes Campus Project)	5.200%	10/1/37	4,400	4,328
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/30	3,250	3,524
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/33	1,700	1,832
Arizona Health Facilities Authority Hospital System Revenue (Phoenix Children’s Hospital)	5.000%	2/1/34	8,250	8,829
Maricopa County AZ Pollution Control Corp. Revenue (Southern California Edison Co.)	5.000%	6/1/35	12,500	13,593
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/33	5,925	6,771
Phoenix AZ Civic Improvement Corp. Water System Revenue	5.000%	7/1/34	5,520	6,285
Pima County AZ Industrial Development Authority Revenue (Tucson Electric Power Co. Project)	4.000%	9/1/29	3,000	3,119
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/26	8,545	9,982
Salt Verde AZ Financial Corp. Gas Revenue	5.250%	12/1/27	17,105	20,133
University Medical Center Corp. Arizona Hospital Revenue	6.500%	7/1/19 (Prere.)	2,500	2,787
				81,183
Arkansas (0.2%)
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/24	1,600	1,862
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/27	2,970	3,395
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/28	3,845	4,355
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/30	5,045	5,601
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/33	1,425	1,553
Arkansas Development Finance Authority Hospital Revenue
(Washington Regional Medical Center)	5.000%	2/1/33	1,645	1,793
				18,559
California (13.3%)
Alameda CA Corridor Transportation Authority Revenue	5.400%	10/1/17 (Prere.)	5,250	5,350
Alameda CA Corridor Transportation Authority Revenue	0.000%	10/1/30 (2)	1,000	567
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/35 (4)	3,750	3,818
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/35 (4)	3,850	4,336

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/36 (4)	2,210	2,480
Alameda CA Corridor Transportation Authority Revenue	4.000%	10/1/37 (4)	1,500	1,520
Alameda CA Corridor Transportation Authority Revenue	5.000%	10/1/37	15,420	17,158
Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area)	5.000%	4/1/56	10,000	11,230
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.500%	4/1/20	5,000	5,001
1 Bay Area Toll Authority California Toll Bridge Revenue (San Francisco Bay Area) PUT	1.800%	5/1/23	10,000	9,997
Beverly Hills CA Unified School District GO	4.000%	8/1/39	6,000	6,279
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	5	5
California Department of Water Resources Water System Revenue (Central Valley Project)	5.000%	12/1/28	195	204
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/42	2,620	2,914
California Educational Facilities Authority Revenue (Loma Linda University)	5.000%	4/1/47	6,090	6,748
California GO	5.250%	9/1/24	6,500	7,547
California GO	5.000%	9/1/28	8,230	9,403
California GO	5.000%	9/1/29	4,565	5,205
California GO	5.000%	10/1/30	12,600	14,727
California GO	6.000%	3/1/33	3,000	3,383
California GO	6.500%	4/1/33	34,000	37,531
California GO	5.000%	9/1/36	3,250	3,645
California GO	5.000%	2/1/38	6,375	7,134
California GO	5.500%	11/1/39	10,000	10,985
California GO	6.000%	11/1/39	5,000	5,601
California GO	5.000%	2/1/43	2,750	3,066
California GO	5.000%	11/1/43	12,500	14,110
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	5.750%	9/1/19 (Prere.)	4,500	4,991
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/28	5,000	5,360
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/33	10,000	10,363
California Health Facilities Financing Authority Revenue (Adventist Health System/West)	4.000%	3/1/39	10,000	10,134
California Health Facilities Financing Authority Revenue (Catholic Healthcare West)	6.000%	7/1/19 (Prere.)	7,500	8,305
California Health Facilities Financing Authority Revenue (Children’s Hospital of Los Angeles)	5.000%	11/15/29	5,650	6,250
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/30	1,500	1,744
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/31	1,200	1,381
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/37	2,625	2,927
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/42	5,250	5,818
California Health Facilities Financing Authority Revenue (El Camino Hospital)	5.000%	2/1/47	5,500	6,071
California Health Facilities Financing Authority Revenue
(Lucile Salter Packard Children’s Hospitalat Stanford)	5.000%	8/15/55	3,000	3,314
California Health Facilities Financing Authority Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,567
California Health Facilities Financing Authority Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,639
California Health Facilities Financing Authority Revenue (Sutter Health)	5.000%	11/15/46	18,000	19,967
California Infrastructure & Economic Development Bank Revenue
(Independent System Operator Corp. Project)	5.000%	2/1/34	13,770	15,409
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/35	2,000	2,144
California Municipal Finance Authority Revenue (Azusa Pacific University)	5.000%	4/1/41	2,080	2,213
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/26	360	428
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/27	435	520
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/28	520	615
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/29	470	550
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/37	500	561
California Municipal Finance Authority Revenue (Biola University)	5.000%	10/1/39	1,000	1,118
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.000%	11/1/47	8,750	9,372
California Municipal Finance Authority Revenue (NorthBay Healthcare Group)	5.250%	11/1/47	2,900	3,179
California Municipal Finance Authority Revenue (University of La Verne)	6.250%	6/1/20 (Prere.)	3,585	4,137
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/27	1,565	1,882
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/28	1,000	1,191
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/29	1,000	1,179
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/30	1,000	1,166
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/31	1,000	1,160
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/33	1,010	1,158
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/35	1,000	1,134
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/36	1,000	1,130
California Municipal Finance Authority Revenue (University of La Verne)	5.000%	6/1/43	6,620	7,398
California Pollution Control Financing Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	5.250%	12/1/17	12,155	12,392
California Public Finance Authority University Housing Revenue (Claremont Properties, LLC)	5.000%	7/1/37	825	885
California Public Works Board Lease Revenue	5.000%	10/1/26	3,500	4,254
California Public Works Board Lease Revenue	5.000%	10/1/27	6,250	7,617
California Public Works Board Lease Revenue	5.000%	10/1/30	3,000	3,568
California Public Works Board Lease Revenue	5.000%	3/1/31	8,425	9,883
California Public Works Board Lease Revenue	5.000%	3/1/32	5,000	5,833
California Public Works Board Lease Revenue (Department of Corrections)	4.500%	9/1/35	10,000	10,729
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	12/1/28	3,600	4,077

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue (Judicial Council Projects)	5.000%	3/1/34	7,380	8,258
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	12/1/21 (Prere.)	10,000	11,592
California Public Works Board Lease Revenue (Various Capital Projects)	4.000%	4/1/31	10,305	10,945
California Public Works Board Lease Revenue (Various Capital Projects)	5.000%	11/1/37	9,035	10,136
California State University Systemwide Revenue	4.000%	11/1/38	5,560	5,786
California State University Systemwide Revenue	4.000%	11/1/45	2,750	2,828
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.250%	11/1/44	2,000	2,033
California Statewide Communities Development Authority Revenue (899 Charleston Project)	5.375%	11/1/49	9,200	9,402
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/30	6,380	7,422
California Statewide Communities Development Authority Revenue
(Adventist Health System/West)	5.000%	3/1/35	4,500	5,079
2 California Statewide Communities Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/42	1,000	1,068
2 California Statewide Communities Development Authority Revenue
(Beverly Community Hospital Association)	5.000%	11/1/48	3,250	3,459
California Statewide Communities Development Authority Revenue (Kaiser Permanente)	5.000%	4/1/42	18,930	20,669
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center Obligated Group)	5.250%	12/1/44	10,000	10,676
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/36	15,650	16,673
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/41	23,125	24,546
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.000%	12/1/46	6,000	6,354
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.500%	12/1/54	12,000	12,940
California Statewide Communities Development Authority Revenue
(Loma Linda University Medical Center)	5.250%	12/1/56	8,865	9,498
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/26	1,120	1,302
California Statewide Communities Development Authority Revenue
(Redlands Community Hospital)	5.000%	10/1/46	2,650	2,865
California Statewide Communities Development Authority Student Housing Revenue
(CHF-Irvine LLC - UCI East Campus Apartments Phase II)	5.750%	5/15/18 (Prere.)	8,000	8,413
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32	1,125	1,269
Corona-Norco CA School District Public Financing Authority Special Tax Revenue	5.000%	9/1/35	585	653
3 Eaton Vance California Municipal Income Trust	2.400%	5/5/17	15,000	15,001
El Camino CA Healthcare District GO	4.000%	8/1/35	4,200	4,393
El Camino CA Healthcare District GO	4.000%	8/1/36	6,000	6,251
Elk Grove CA Finance Authority Special Tax Revenue	5.000%	9/1/38 (15)	1,465	1,635
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	0.000%	1/15/42	6,000	4,952
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	6.500%	1/15/43	8,730	10,391
Foothill/Eastern Transportation Corridor Agency California Toll Road Revenue	5.750%	1/15/46	18,000	20,574
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/17 (Prere.)	1,170	1,175
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/26 (4)	10,000	7,688
Golden State Tobacco Securitization Corp. California Revenue	0.000%	6/1/27 (2)	10,000	7,205
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/28	5,000	5,831
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/29	6,000	6,937
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/32	4,500	5,111
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/34	10,000	11,289
Golden State Tobacco Securitization Corp. California Revenue	5.000%	6/1/35	15,000	16,854
Golden State Tobacco Securitization Corp. California Revenue	5.300%	6/1/37	7,000	7,082
Golden State Tobacco Securitization Corp. California Revenue	5.750%	6/1/47	18,830	18,873
Grossmont CA Healthcare District GO	6.125%	7/15/21 (Prere.)	5,000	5,987
Kern County CA GO	5.750%	2/1/19 (Prere.)	4,500	4,874
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/28	2,805	3,156
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/29	2,825	3,162
Lee Lake CA Public Financing Authority Revenue	5.000%	9/1/32	3,500	3,872
Lee Lake CA Public Financing Authority Revenue	5.125%	9/1/35	2,350	2,595
Long Beach CA Harbor Revenue	5.000%	5/15/28	4,855	5,667
Long Beach CA Harbor Revenue	5.000%	5/15/30	2,000	2,309
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/29	1,200	1,398
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/30	1,300	1,505
Los Angeles CA Department of Airports International Airport Revenue	5.375%	5/15/30	15,000	15,595
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/31	1,550	1,783
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/34	2,500	2,584
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/34	1,750	1,982
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,750	1,969
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/35	1,770	1,996
Los Angeles CA Department of Airports International Airport Revenue	4.000%	5/15/36	1,500	1,539

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	11,000	12,165
Los Angeles CA Department of Airports International Airport Revenue	5.000%	5/15/41	15,700	17,590
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/33	8,275	8,560
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/34	6,345	6,527
Los Angeles CA Municipal Improvement Corp. Lease Revenue	4.000%	11/1/36	2,575	2,628
Los Angeles CA Regional Airports Improvement Corp. Lease Revenue (LAXFuel Corp.)	5.000%	1/1/32	4,000	4,319
Los Angeles CA Unified School District GO	4.000%	7/1/34	6,000	6,299
Los Angeles CA Wastewater System Revenue	5.750%	6/1/19 (Prere.)	4,315	4,734
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	3,465	3,793
Los Angeles County CA Public Works Financing Authority Lease Revenue	5.000%	8/1/33	2,500	2,829
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/34	1,500	1,570
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/36	750	776
Los Angeles County CA Public Works Financing Authority Lease Revenue	4.000%	12/1/40	2,000	2,047
Los Angeles County CA Sanitation Districts Financing Authority Revenue	4.000%	10/1/42	9,425	9,536
M-S-R California Energy Authority Revenue	6.500%	11/1/39	5,510	7,643
Marin CA Healthcare District GO	4.000%	8/1/40	8,000	8,203
Modesto CA Irrigation District COP	5.500%	7/1/18 (Prere.)	11,300	11,920
Northstar Community Services District California Community Facilities District No. 1
Special Tax Revenue	5.000%	9/1/37	5,000	5,003
Oakland CA Unified School District GO	6.125%	8/1/19 (Prere.)	4,000	4,456
Oakland CA Unified School District GO	5.000%	8/1/32	1,000	1,162
Oakland CA Unified School District GO	5.500%	8/1/32	3,000	3,519
Oakland CA Unified School District GO	6.625%	8/1/38	4,000	4,813
Palomar Pomerado Health California GO	0.000%	8/1/33 (12)	8,805	4,581
Palomar Pomerado Health California GO	0.000%	8/1/38 (12)	10,740	12,516
Palomar Pomerado Health California Revenue	5.000%	11/1/28	3,500	3,921
Palomar Pomerado Health California Revenue	5.000%	11/1/29	4,605	5,105
Palomar Pomerado Health California Revenue	5.000%	11/1/30	3,335	3,675
Palomar Pomerado Health California Revenue	5.000%	11/1/31	2,485	2,723
Peralta CA Community College District Revenue	4.000%	8/1/39	7,000	7,186
Peralta CA Community College District Revenue	4.000%	8/1/39	5,000	5,133
Port of Oakland CA Revenue	5.000%	5/1/28	10,000	11,172
Port of Oakland CA Revenue	5.000%	5/1/29	10,000	11,153
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,467
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,192
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,184
Poway CA Unified School District GO	0.000%	8/1/46	2,500	678
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/28 (15)	1,330	1,546
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/31 (15)	3,740	4,253
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/32 (15)	2,490	2,812
Poway CA Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/34 (15)	2,990	3,346
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/31 (14)	2,000	2,125
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/32 (14)	3,205	3,376
Rancho Cucamonga CA Redevelopment Agency Successor Agency Tax Allocation Revenue
(Rancho Redevelopment Project)	4.000%	9/1/34 (14)	2,140	2,226
Rancho Mirage CA Joint Powers Financing Authority Revenue (Eisenhower Medical Center)	5.000%	7/1/27	1,000	1,005
Riverside County CA Transportation Commission Toll Revenue	0.000%	6/1/42	7,000	1,989
Roseville CA Financing Authority Electric System Revenue	5.000%	2/1/20 (Prere.)	11,000	12,143
Roseville CA Joint Union High School District GO	4.000%	8/1/45	10,000	10,260
Roseville CA Natural Gas Financing Authority Gas Revenue	5.000%	2/15/21	425	464
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	9,500	10,075
Sacramento County CA Airport Revenue	5.000%	7/1/41	2,500	2,794
Sacramento County CA Airport Revenue	5.000%	7/1/41	6,000	6,686
San Bernardino CA City Unified School District GO	5.000%	8/1/26 (4)	1,310	1,537
San Bernardino CA City Unified School District GO	5.000%	8/1/28 (4)	1,500	1,744
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	13,851
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	31,881
San Diego CA Community College District GO	5.250%	8/1/19 (Prere.)	5,500	6,017
San Diego CA Unified School District GO	0.000%	7/1/30	15,000	9,583
San Francisco CA City & County International Airport Revenue	5.750%	5/1/19	20,565	21,549
San Francisco CA City & County International Airport Revenue	5.000%	5/1/30	5,000	5,538
San Francisco CA City & County International Airport Revenue	5.000%	5/1/31	2,095	2,310
San Francisco CA City & County International Airport Revenue	5.250%	5/1/33	10,000	11,159
San Francisco CA City & County International Airport Revenue	5.000%	5/1/39	2,500	2,736
San Francisco CA City & County International Airport Revenue	6.000%	5/1/39	2,130	2,336
San Francisco CA City & County International Airport Revenue	5.000%	5/1/40	5,000	5,466
San Francisco CA City & County International Airport Revenue	5.000%	5/1/41	15,875	17,662
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46	10,000	11,085
San Francisco CA City & County International Airport Revenue	5.000%	5/1/46	4,000	4,523

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/39	2,240	2,374
San Francisco CA City & County Redevelopment Agency Community Facilities District No. 7
Special Tax Revenue (Hunters Point Shipyard Improvements)	5.000%	8/1/44	2,500	2,640
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay North)	6.625%	8/1/19 (Prere.)	2,000	2,249
San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bay South)	7.000%	2/1/21 (Prere.)	1,500	1,815
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	3.000%	8/1/21	6,000	6,063
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/23	2,000	1,463
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/26	3,000	1,819
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/31	6,000	2,693
3 San Francisco CA City & County Redevelopment Financing Authority Tax Allocation Revenue
(Mission Bays Redevelopment Project)	0.000%	8/1/43	9,000	1,957
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/25	1,600	1,764
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/26	1,250	1,370
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/28	1,510	1,639
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/30	1,000	1,076
San Francisco Office of Community Investment & Infrastructure Special Tax Revenue
(Mission Bay)	5.000%	8/1/33	1,335	1,420
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	1,589
San Joaquin Hills CA Transportation Corridor Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	12,024
San Jose CA Airport Revenue	5.000%	3/1/31	2,055	2,373
San Jose CA Airport Revenue	5.000%	3/1/32	1,500	1,724
San Jose CA Airport Revenue	5.000%	3/1/33	1,500	1,715
San Jose CA Airport Revenue	5.000%	3/1/34	1,500	1,706
San Jose CA Airport Revenue	5.000%	3/1/35	2,500	2,828
San Jose CA Airport Revenue	5.000%	3/1/36	2,230	2,514
San Jose CA Airport Revenue	5.000%	3/1/37	2,515	2,827
San Jose CA Airport Revenue	5.000%	3/1/41	10,000	11,186
San Jose CA Airport Revenue	4.000%	3/1/42 (15)	6,755	6,744
San Jose CA Airport Revenue	5.000%	3/1/47	10,000	11,134
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.440%	8/1/17 (14)	2,420	2,427
San Jose CA Redevelopment Agency Tax Allocation Revenue	4.540%	8/1/18 (14)	780	782
San Jose CA Redevelopment Agency Tax Allocation Revenue	5.000%	8/1/19 (2)	1,700	1,717
San Mateo CA Community Facilities District No. 2008-1 Special Tax Revenue (Bay Meadows)	5.000%	9/1/42	2,000	2,087
Santa Clara County CA Financing Authority Lease Revenue (Multiple Facilities Projects)	4.000%	5/15/32	11,270	11,963
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/17 (Prere.)	630	649
Simi Valley CA School Financing Authority Revenue	5.000%	8/1/27 (4)	9,370	9,652
Southern California Public Power Authority Revenue (Natural Gas Project)	5.250%	11/1/20	1,700	1,895
Stockton CA Public Financing Authority Revenue	4.000%	9/2/27 (15)	1,170	1,288
Stockton CA Public Financing Authority Revenue	4.000%	9/2/29 (15)	1,355	1,455
Stockton CA Public Financing Authority Revenue	4.000%	9/2/31 (15)	1,000	1,060
Stockton CA Public Financing Authority Water Revenue (Delta Water Supply Project)	6.250%	10/1/40	6,200	7,505
Sweetwater CA Unified School District GO	5.000%	8/1/26 (15)	6,465	7,684
Sweetwater CA Unified School District GO	4.000%	8/1/42	2,000	2,032
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	6,385	7,034
Ukiah CA Unified School District GO	0.000%	8/1/31 (10)	9,245	5,300
University of California Regents Medical Center Pooled Revenue	5.000%	5/15/41	10,000	11,312
University of California Regents Medical Center Pooled Revenue	4.000%	5/15/44	12,500	12,690
Victor Valley CA Community College District GO	6.000%	8/1/19 (Prere.)	8,000	8,889
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,813
Washington Township CA Health Care District Revenue	5.000%	7/1/42	1,500	1,623
Washington Township CA Health Care District Revenue	4.125%	7/1/47	5,000	4,882
West Contra Costa CA Unified School District GO	6.000%	8/1/27	3,000	3,994
Whittier CA Health Facilities Revenue (Presbyterian Intercommunity Hospital Obligated Group)	5.000%	6/1/44	18,865	20,394
				1,478,426
Colorado (1.7%)
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	2.700%	12/1/19	705	707
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	750	804
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,475	1,595
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	1,920	2,084
Centerra CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/29	17,265	18,438

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/26	2,390	2,729
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/27	2,515	2,864
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/28	2,300	2,606
Colorado Educational & Cultural Facilities Authority Revenue (Regis University)	5.000%	10/1/30	1,615	1,806
Colorado Health Facilities Authority Revenue (Catholic Health Initiatives)	5.000%	7/1/31	4,580	4,913
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/31	1,400	1,469
Colorado Health Facilities Authority Revenue (Christian Living Communities)	5.000%	1/1/37	1,800	1,853
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/33	3,250	3,423
Colorado Health Facilities Authority Revenue (Covenant Retirement Community Inc.)	5.000%	12/1/35	7,250	7,762
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,230
Denver CO City & County Airport Revenue	5.250%	11/15/43	8,000	8,759
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/18 (14)	5,000	4,912
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/24 (14)	29,225	23,277
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/25 (14)	14,900	11,340
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/29 (14)	21,600	13,678
E-470 Public Highway Authority Colorado Revenue	0.000%	9/1/30 (14)	10,025	6,043
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/17	1,000	1,012
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/18	1,375	1,413
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/20	1,000	1,056
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/21	1,000	1,062
Plaza CO Metropolitan District No. 1 Tax Allocation Revenue	5.000%	12/1/22	500	534
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/34	6,000	6,639
Regional Transportation District of Colorado Sales Tax Revenue
(Denver Transit Partners Eagle P3 Project)	6.000%	1/15/41	14,765	16,295
Solaris CO Metropolitan District GO	3.750%	12/1/26	650	638
Solaris CO Metropolitan District GO	5.000%	12/1/36	850	877
Solaris CO Metropolitan District GO	5.000%	12/1/46	1,880	1,925
Southglenn CO Metropolitan District Revenue	3.000%	12/1/21	1,960	1,927
Southglenn CO Metropolitan District Revenue	3.500%	12/1/26	6,000	5,685
Southglenn CO Metropolitan District Revenue	5.000%	12/1/30	2,285	2,353
University of Colorado Hospital Authority Revenue	5.000%	11/15/36	8,000	8,938
University of Colorado Hospital Authority Revenue	5.000%	11/15/42	12,500	13,877
				193,523
Connecticut (0.2%)
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	2.875%	9/1/20	700	687
Connecticut Health & Educational Facilities Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/53	2,600	2,443
Connecticut Health & Educational Facilities Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	3,250	3,494
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/34	2,345	2,660
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/35	1,650	1,863
Connecticut Health & Educational Facilities Authority Revenue (Quinnipiac University)	5.000%	7/1/36	1,500	1,690
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	5.000%	7/1/37	6,500	6,948
Connecticut Health & Educational Facilities Authority Revenue (Stamford Hospital)	4.000%	7/1/46	3,000	3,030
				22,815
Delaware (0.1%)
Delaware Economic Development Authority Revenue (Delaware State University Project)	5.000%	10/1/36	3,890	4,287
Delaware Health Facilities Authority Revenue (Christiana Care Health Services) VRDO	0.880%	5/5/17	6,500	6,500
				10,787
District of Columbia (0.7%)
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/31	5,925	6,803
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/32	3,445	3,936
District of Columbia Hospital Revenue (Children’s Hospital Obligated Group)	5.000%	7/15/34	1,000	1,133
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.125%	1/1/35	1,560	1,516
District of Columbia Revenue (Methodist Home of the District of Columbia)	5.250%	1/1/39	1,015	987
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/30	5,500	5,290
District of Columbia Student Dormitory Revenue (Provident Group - Howard Properties LLC)	5.000%	10/1/45	7,390	6,562
4 District of Columbia Water & Sewer Authority Public Utility Revenue	5.500%	10/1/18 (Prere.)	10,000	10,645
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.250%	10/1/25	10,000	10,921
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/30	4,000	4,565
Metropolitan Washington DC/VA Airports Authority Airport System Revenue	5.000%	10/1/44	2,500	2,766
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	0.000%	10/1/37	50,000	19,243
Metropolitan Washington DC/VA Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail & Capital Improvement Projects)	5.000%	10/1/53	7,500	7,859
				82,226
Florida (6.1%)
Alachua County FL Health Facilities Authority Revenue
(Shands Teaching Hospital & Clinics, Inc. Project)	5.000%	12/1/44	20,000	21,748
Brevard County FL Health Facilities Authority Revenue (Health First Inc. Project)	5.000%	4/1/39	15,000	16,115
Broward County FL Airport System Revenue	5.000%	10/1/37	7,755	8,381

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Broward County FL Airport System Revenue	5.000%	10/1/40	2,000	2,197
Broward County FL Airport System Revenue	5.000%	10/1/45	7,455	8,162
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	5.875%	7/1/40	4,000	4,201
Cape Coral FL Health Facilities Authority Senior Housing Revenue (Gulf Care Inc. Project)	6.000%	7/1/50	6,250	6,530
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.000%	12/1/45	3,000	2,971
Capital Trust Agency Florida Revenue (Tallahassee Tapestry Senior Housing Project)	7.125%	12/1/50	2,000	1,984
Central Florida Expressway Authority Revenue	4.000%	7/1/30	2,500	2,664
Central Florida Expressway Authority Revenue	4.000%	7/1/33	9,500	9,946
Central Florida Expressway Authority Revenue	4.000%	7/1/35	5,000	5,179
Citizens Property Insurance Corp. Florida Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,019
East Homestead Community Development District Florida Special Assessment Revenue	7.250%	5/1/21	830	868
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/28	1,335	1,524
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/29	1,250	1,409
Florida Higher Educational Facilities Financing Authority Revenue (Nova Southeastern University)	5.000%	4/1/30	1,325	1,484
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.000%	7/1/41	1,305	1,357
Florida Housing Finance Corp. Homeowner Mortgage Revenue	5.500%	7/1/48	215	217
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/35	1,780	1,958
Florida Mid-Bay Bridge Authority Revenue	5.000%	10/1/40	1,000	1,091
Florida Municipal Power Agency Revenue	6.250%	10/1/19 (Prere.)	3,250	3,645
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/35	1,000	1,087
Halifax Hospital Medical Center Florida Hospital Revenue	5.000%	6/1/46	3,850	4,095
Hernando County FL School District COP	5.000%	7/1/27 (4)	6,000	7,072
Hernando County FL School District COP	5.000%	7/1/28 (4)	5,825	6,809
Hernando County FL School District COP	5.000%	7/1/29 (4)	6,645	7,684
Hernando County FL School District COP	5.000%	7/1/30 (4)	6,975	8,014
Highlands County FL Health Facilities Authority Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,520
Hillsborough County FL Aviation Authority Revenue (Tampa International Airport)	5.000%	10/1/44	10,000	10,891
Hillsborough County FL Industrial Development Authority Health Facilities Revenue
(University Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	6,361
Jacksonville FL Electric Authority Electric System Revenue VRDO	0.900%	5/5/17	5,470	5,470
Jacksonville FL Electric Authority Water & Sewer Revenue VRDO	0.900%	5/5/17 LOC	8,100	8,100
Jacksonville FL Transportation Revenue	5.000%	10/1/28	8,425	9,697
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/37	750	810
Lakeland FL Educational Facilities Revenue (Florida Southern College Project)	5.000%	9/1/42	1,500	1,614
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/40	6,250	6,759
Lakeland FL Hospital Revenue (Lakeland Regional Health Systems)	5.000%	11/15/45	13,980	15,072
Lee County FL Solid Waste System Revenue	5.000%	10/1/22 (14)	2,000	2,275
Lee County FL Solid Waste System Revenue	5.000%	10/1/23 (14)	2,815	3,234
Lee County FL Solid Waste System Revenue	5.000%	10/1/24 (14)	3,175	3,673
Lee County FL Solid Waste System Revenue	5.000%	10/1/25 (14)	2,545	2,943
Lee County FL Solid Waste System Revenue	5.000%	10/1/26 (14)	1,465	1,694
Lee Memorial Health System Florida Hospital Revenue	5.250%	4/1/35 (14)	13,350	13,386
Martin County FL Health Facilities Authority Revenue (Martin Memorial Medical Center)	5.000%	11/15/28	8,360	9,212
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	3.950%	12/15/21	14,900	15,274
Martin County FL Industrial Development Authority Revenue
(Indiantown Cogeneration, LP Project)	4.200%	12/15/25	19,000	19,463
Miami Beach FL Health Facilities Authority Revenue (Mount Sinai Medical Center)	5.000%	11/15/29	2,175	2,375
Miami Beach FL Parking Revenue	5.000%	9/1/45	5,000	5,436
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.125%	4/1/18 (Prere.)	6,875	7,136
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/25	5,000	5,632
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/26	5,000	5,603
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/27	7,215	8,084
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/28	6,150	6,872
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/29	17,000	18,904
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/31	4,705	5,178
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/32	11,860	13,361
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/33	29,000	32,465
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/37	4,125	4,601
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/38	5,000	5,551
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.000%	10/1/41	18,660	20,874
Miami-Dade County FL Aviation Revenue (Miami International Airport)	5.500%	10/1/41	4,000	4,370
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Miami Children’s Hospital)	6.125%	8/1/42	3,500	3,882
Miami-Dade County FL Health Facilities Authority Hospital Revenue (Nicklaus Children’s Hospital)	5.000%	8/1/47	3,155	3,490
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/40	5,805	5,773
Miami-Dade County FL Industrial Development Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	5,975	5,864
Miami-Dade County FL Public Facilities Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,647
Miami-Dade County FL Seaport Revenue	6.000%	10/1/24	1,590	1,913
Miami-Dade County FL Seaport Revenue	6.000%	10/1/25	1,680	2,015
Miami-Dade County FL Seaport Revenue	6.250%	10/1/38	5,000	5,933

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Special Obligation Revenue	0.000%	10/1/31	5,000	2,699
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/31	4,170	4,680
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/32	2,460	2,752
Miami-Dade County FL Special Obligation Revenue	5.000%	10/1/35	6,500	7,201
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/18 (Prere.)	2,845	3,039
North Brevard County FL Hospital District Revenue (Parrish Medical Center Project)	5.750%	10/1/38	1,155	1,210
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/37	1,360	1,510
Orange County FL Health Facilities Authority Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/42	7,500	8,033
Orange County FL Health Facilities Authority Revenue
(Presbyterian Retirement Communities Inc.)	5.000%	8/1/41	5,000	5,343
Orlando & Orange County FL Expressway Authority Revenue	5.000%	7/1/35	10,000	11,167
Orlando FL Utility Commission Utility System Revenue VRDO	0.900%	5/5/17	10,800	10,800
Orlando FL Utility Commission Water & Electric Revenue	6.750%	10/1/17 (ETM)	380	389
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/39	6,000	4,418
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	0.000%	10/1/42	7,540	5,538
Osceola County FL Expressway System Revenue (Poinciana Parkway Project)	5.375%	10/1/47	2,000	2,137
Palm Beach County FL Health Facilities Authority Retirement Communities Revenue
(ACTS Retirement - Life Communities Inc. Obligated Group)	5.500%	11/15/20 (Prere.)	2,005	2,289
Palm Beach County FL Health Facilities Authority Revenue (Jupiter Medical Center Inc. Project)	5.000%	11/1/43	3,250	3,390
Palm Beach County FL Health Facilities Authority Revenue
(Lifespace Communities Inc. Obligated Group)	5.000%	5/15/41	1,345	1,424
Palm Beach County FL Health Facilities Authority Revenue
(Lifespace Communities Inc. Obligated Group)	5.000%	5/15/47	4,970	5,240
Palm Beach County FL Health Facilities Authority Revenue (Sinai Residences Boca Raton Project)	7.500%	6/1/49	3,000	3,547
Port St. Lucie FL Utility Revenue	4.000%	9/1/32	5,000	5,255
Port St. Lucie FL Utility Revenue	4.000%	9/1/33	4,000	4,181
Port St. Lucie FL Utility Revenue	4.000%	9/1/34	3,000	3,123
Port St. Lucie FL Utility Revenue	4.000%	9/1/36	5,000	5,165
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/25	1,145	1,292
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/26	2,100	2,371
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/27	2,000	2,229
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/28	2,310	2,550
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/29	1,100	1,202
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/30	1,000	1,085
Sarasota County FL Health Facilities Authority Revenue (Village of Isle Project)	5.000%	1/1/32	1,100	1,182
Sarasota County FL Public Hospital District Hospital Revenue (Sarasota Memorial Hospital Project)	5.500%	7/1/34	3,500	3,733
Seminole County FL Industrial Development Authority Revenue (Legacy Pointe at UCF Project)	10.000%	12/28/21	2,500	2,488
St. Petersburg FL Health Facilities Authority Revenue
(All Children’s Hospital Inc. Obligated Group)	6.500%	11/15/19 (Prere.)	8,000	9,060
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/40	7,155	7,625
Tallahassee FL Health Facilities Revenue (Tallahassee Memorial HealthCare Inc. Project)	5.000%	12/1/44	5,000	5,314
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/24	1,000	1,165
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/25	2,000	2,329
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	9/1/26	2,670	3,127
Tampa FL Cigarette Tax Allocation Revenue (H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	2,800	3,303
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/33	7,407	8,232
Tampa FL Health System Revenue (BayCare Health System)	5.000%	11/15/46	8,500	9,460
Tampa FL Hospital Revenue (H. Lee Moffitt Cancer Center Project)	5.000%	7/1/37	5,770	6,335
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/40	2,500	2,729
Tampa FL Revenue (University of Tampa Project)	5.000%	4/1/45	6,050	6,581
University of South Florida Financing Corp. COP	5.000%	7/1/29	5,710	6,517
University of South Florida Financing Corp. COP	5.000%	7/1/33	7,140	7,998
Volusia County FL Educational Facilities Authority Revenue
(Embry-Riddle Aeronautical University Inc.)	5.000%	10/15/45	6,405	6,861
				675,116
Georgia (1.3%)
Americus & Sumter County GA Hospital Authority Revenue (Magnolia Manor Obligated Group)	6.375%	5/15/43	5,615	6,103
4 Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	15,000	16,907
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,500	2,818
Burke County GA Development Authority Pollution Control Revenue
(Oglethorpe Power Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,129
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/34	5,770	6,321
Cedartown Polk County GA Hospital Authority Revenue (Polk Medical Center Project)	5.000%	7/1/39	5,000	5,361
Clarke County GA Hospital Authority Revenue (Piedmont Healthcare Inc.)	5.000%	7/1/46	7,000	7,754
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	730	740
Dalton GA Development Authority Revenue (Hamilton Health Care System)	5.000%	8/15/28	6,685	7,415
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/36	4,050	4,306
Fulton County GA Residential Care Facilities for the Elderly Authority Revenue (Lenbrook Square)	5.000%	7/1/42	8,800	9,303
Georgia Municipal Electric Power Authority Revenue	6.600%	1/1/18 (14)	270	278
Glynn-Brunswick GA Memorial Hospital Authority Revenue
(Southeast Georgia Health System Obligated Group)	5.000%	8/1/29	5,775	6,430

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/22	2,330	2,666
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/23	2,380	2,759
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/26	5,630	6,712
Main Street Natural Gas Inc. Georgia Gas Project Revenue	5.500%	9/15/27	530	636
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,105
Marietta GA Development Authority Revenue	7.000%	6/15/39	7,500	7,676
Municipal Electric Authority Georgia Revenue	5.000%	1/1/26	6,475	7,516
Municipal Electric Authority Georgia Revenue	5.500%	7/1/60	5,000	5,542
Municipal Electric Authority Georgia Revenue (Plant Voltage Units 3 & 4 Project J)	5.500%	7/1/60	5,000	5,616
Private Colleges & University Authority of Georgia Revenue (Mercer University)	5.000%	10/1/45	20,000	21,168
				143,261
Guam (0.1%)
Guam Government Waterworks Authority Water & Waste Water System Revenue	5.000%	1/1/46	5,500	5,810
Guam International Airport Authority Revenue	6.250%	10/1/34	5,500	6,220
Guam International Airport Authority Revenue	6.375%	10/1/43	3,000	3,413
				15,443
Hawaii (0.6%)
Hawaii Airports System Revenue	5.000%	7/1/45	26,455	29,057
Hawaii Department of Budget & Finance Special Purpose Revenue
(Chaminade University of Honolulu)	5.000%	1/1/35	1,230	1,227
Hawaii Department of Budget & Finance Special Purpose Revenue
(Chaminade University of Honolulu)	5.000%	1/1/45	1,500	1,445
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/25	2,250	2,554
Hawaii Department of Transportation - Airports Division Lease Revenue COP	5.250%	8/1/26	3,500	3,939
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,508
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,527
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,526
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,365	2,565
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/17 (14)	6,000	5,988
Honolulu HI City & County Wastewater System Revenue	0.000%	7/1/18 (14)	2,000	1,965
				67,301
Idaho (0.2%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,073
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,483
				16,556
Illinois (9.5%)
Chicago IL Board of Education GO	5.000%	12/1/31	1,250	1,021
Chicago IL Board of Education GO	5.125%	12/1/32	6,225	5,113
Chicago IL Board of Education GO	5.000%	12/1/33	8,750	7,122
Chicago IL Board of Education GO	5.000%	12/1/34	5,410	4,378
Chicago IL Board of Education GO	5.250%	12/1/35	4,965	4,090
Chicago IL Board of Education GO	5.250%	12/1/39	19,475	15,861
Chicago IL Board of Education GO	5.000%	12/1/41	11,425	9,210
Chicago IL Board of Education GO	5.000%	12/1/42	25,740	20,747
Chicago IL Board of Education GO	7.000%	12/1/44	38,500	37,133
Chicago IL Board of Education GO	6.500%	12/1/46	14,500	13,420
Chicago IL GO	5.620%	1/1/26 (14)	2,755	2,764
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,639
Chicago IL GO	0.000%	1/1/31	4,915	2,055
Chicago IL GO	5.500%	1/1/31	500	502
Chicago IL GO	5.000%	1/1/34	6,660	6,390
Chicago IL GO	5.000%	1/1/34	2,000	1,919
Chicago IL GO	5.000%	1/1/35	4,370	4,182
Chicago IL GO	5.000%	1/1/38	13,000	12,294
Chicago IL GO	5.500%	1/1/39	3,700	3,690
Chicago IL GO	5.500%	1/1/42	2,000	1,992
Chicago IL Midway Airport Revenue	5.000%	1/1/27	2,000	2,298
Chicago IL Midway Airport Revenue	5.000%	1/1/28	1,765	2,008
Chicago IL Midway Airport Revenue	5.000%	1/1/29	16,180	18,041
Chicago IL Midway Airport Revenue	5.000%	1/1/29	2,220	2,510
Chicago IL Midway Airport Revenue	5.000%	1/1/31	6,945	7,660
Chicago IL Midway Airport Revenue	5.000%	1/1/33	7,200	7,887
Chicago IL Midway Airport Revenue	5.375%	1/1/33	4,000	4,452
Chicago IL Midway Airport Revenue	5.000%	1/1/34	7,105	7,756
Chicago IL Midway Airport Revenue	5.000%	1/1/41	11,700	12,628
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/25	3,250	3,846
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	2,495	2,972
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/27	3,765	4,437
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	13,400	14,866
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	11,000	12,013

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL O’Hare International Airport Revenue	5.250%	1/1/30	3,655	3,955
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	11,000	12,125
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/31	15,595	16,931
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	5,600	6,098
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	7,000	7,855
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	2,720	2,984
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/38	12,000	13,536
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	3,000	3,381
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/42	2,500	2,728
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	3,565	3,823
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/52	8,125	8,977
Chicago IL Park District GO	5.000%	1/1/40	7,500	7,962
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	11,181
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	7,537
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/30	2,950	3,204
Chicago IL Transit Authority Sales Tax Receipts Revenue	5.250%	12/1/36	5,400	5,781
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,500	2,691
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/34	2,525	2,707
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/35	2,000	2,146
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	9,000	9,560
Chicago IL Water Revenue	5.250%	11/1/38	16,315	16,811
Chicago IL Waterworks Revenue	5.000%	11/1/39	1,000	1,063
Chicago IL Waterworks Revenue	5.000%	11/1/44	7,000	7,418
Illinois Finance Authority Revenue (Advocate Health Care Network)	5.000%	6/1/42	1,500	1,618
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41 (4)	1,500	1,703
Illinois Finance Authority Revenue (Carle Foundation)	6.000%	8/15/41	2,000	2,265
Illinois Finance Authority Revenue (Carle Foundation)	5.000%	2/15/45	10,000	10,727
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/38	7,500	7,802
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/39	8,150	8,485
Illinois Finance Authority Revenue (Centegra Health System)	5.000%	9/1/42	2,000	2,071
Illinois Finance Authority Revenue (Children’s Memorial Hospital)	5.375%	8/15/39	22,500	23,449
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/36	1,400	1,430
Illinois Finance Authority Revenue (Christian Homes Inc.)	5.000%	5/15/40	1,275	1,294
Illinois Finance Authority Revenue (Columbia College)	5.000%	12/1/37	10,000	10,345
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/32	2,735	2,855
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/32	500	572
Illinois Finance Authority Revenue (DePaul University)	4.000%	10/1/34	1,620	1,673
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/36	1,360	1,528
Illinois Finance Authority Revenue (DePaul University)	5.000%	10/1/41	7,875	8,776
Illinois Finance Authority Revenue (Franciscan Communities Inc.)	5.125%	5/15/43	10,585	10,601
Illinois Finance Authority Revenue (Illinois Wesleyan University)	5.000%	9/1/46	2,200	2,333
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.625%	5/15/42	5,500	5,677
Illinois Finance Authority Revenue (Lutheran Home & Services)	5.750%	5/15/46	5,750	5,961
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/40	2,950	3,145
Illinois Finance Authority Revenue (Mercy Health System)	5.000%	12/1/46	21,500	22,821
2 Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/37	4,000	3,985
2 Illinois Finance Authority Revenue (Montgomery Place)	5.250%	5/15/48	5,000	4,848
Illinois Finance Authority Revenue (Northwestern Community Hospital)	5.375%	7/1/18 (Prere.)	6,000	6,312
Illinois Finance Authority Revenue (Northwestern Memorial Hospital) PUT	5.000%	8/15/37	6,250	6,788
Illinois Finance Authority Revenue (OSF Healthcare System)	7.000%	5/15/19 (Prere.)	10,000	11,187
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/20 (Prere.)	4,020	4,577
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/34	1,915	2,109
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/35	1,875	2,056
Illinois Finance Authority Revenue (OSF Healthcare System)	6.000%	5/15/39	1,830	2,013
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	5/15/41	6,000	6,396
Illinois Finance Authority Revenue (OSF Healthcare System)	5.000%	11/15/45	19,750	21,361
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.000%	5/15/37	1,750	1,768
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/45	1,000	1,020
Illinois Finance Authority Revenue (Plymouth Place Inc.)	5.250%	5/15/50	2,845	2,884
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/33	5,000	5,343
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/34	4,580	4,879
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/36	5,000	5,285
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	4.000%	2/15/41	4,000	3,513
Illinois Finance Authority Revenue (Presence Health Network Obligated Group)	5.000%	2/15/41	2,000	2,096
Illinois Finance Authority Revenue (Rehabilitation Institute of Chicago)	6.000%	7/1/43	10,000	11,431
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/19 (Prere.)	2,775	3,127
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/33	4,555	4,576
Illinois Finance Authority Revenue (Riverside Health System)	4.000%	11/15/34	2,425	2,422
Illinois Finance Authority Revenue (Riverside Health System)	6.250%	11/15/35	1,825	2,000
Illinois Finance Authority Revenue (Rush University Medical Center)	5.000%	11/15/38	8,900	9,647
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	6.875%	8/15/19 (Prere.)	500	565

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	7.000%	8/15/19 (Prere.)	14,000	15,849
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/35	7,300	7,880
Illinois Finance Authority Revenue (Silver Cross & Medical Centers)	5.000%	8/15/44	1,750	1,845
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/27	3,000	3,428
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/28	2,605	2,956
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.250%	8/15/29	5,850	6,590
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/32	3,500	3,795
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/33	1,695	1,831
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/35	1,000	1,071
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/36	1,250	1,334
Illinois Finance Authority Revenue (Swedish Covenant Hospital)	5.000%	8/15/37	1,265	1,347
Illinois GO	5.000%	1/1/19 (4)	4,000	4,194
Illinois GO	5.000%	1/1/20 (4)	2,930	3,130
Illinois GO	5.000%	2/1/20	19,750	20,706
Illinois GO	5.000%	3/1/21	3,560	3,754
Illinois GO	5.000%	8/1/21	8,000	8,456
Illinois GO	5.000%	3/1/22	6,600	6,984
Illinois GO	5.000%	5/1/22	1,150	1,218
Illinois GO	5.000%	8/1/22	15,475	16,395
Illinois GO	5.000%	2/1/23	5,000	5,296
Illinois GO	5.000%	3/1/23	6,165	6,475
Illinois GO	5.000%	8/1/23	13,800	14,630
Illinois GO	5.000%	3/1/24	5,000	5,217
Illinois GO	5.000%	8/1/24	13,660	14,257
Illinois GO	5.000%	2/1/25	2,270	2,376
Illinois GO	5.000%	3/1/25	3,130	3,238
Illinois GO	5.000%	8/1/25	3,000	3,105
Illinois GO	5.500%	7/1/26	5,845	6,244
Illinois GO	5.000%	1/1/28	5,000	5,174
Illinois GO	5.000%	2/1/28	10,000	10,379
Illinois GO	5.000%	5/1/29	6,125	6,265
Illinois GO	5.250%	2/1/32	9,575	9,787
Illinois GO	5.250%	2/1/33 (4)	6,200	6,598
Illinois GO	5.500%	7/1/33 (4)	3,350	3,642
Illinois GO	5.000%	1/1/34	6,805	6,813
Illinois GO	5.250%	2/1/34 (4)	3,125	3,312
Illinois GO	5.000%	5/1/34	2,500	2,504
Illinois GO	5.500%	7/1/38	7,500	7,773
Illinois Sports Facility Authority Revenue	5.500%	6/15/30 (2)	6,120	6,268
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,479
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	5,000	5,540
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	9,400	10,454
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	12/15/31 (14)	10,000	5,275
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/38 (14)	10,000	3,648
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	2,689
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	12/15/30 (14)	13,555	7,541
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/31 (14)	10,000	5,391
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	0.000%	6/15/32 (14)	10,000	5,108
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/42	5,000	5,019
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.000%	6/15/53	7,500	7,426
Metropolitan Pier & Exposition Authority Illinois Dedicated Sales Tax Revenue
(McCormick Place Expansion Project)	5.500%	6/15/53	9,000	9,472
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/33	4,000	4,080
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/35	5,000	5,032
Northern Illinois Municipal Power Agency Project Revenue	4.000%	12/1/36	4,500	4,514
Northern Illinois Municipal Power Agency Project Revenue	5.000%	12/1/41	10,125	11,111
Railsplitter Tobacco Settlement Authority Illinois Tobacco Settlement Revenue	6.000%	6/1/28	1,200	1,365
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/35	3,190	3,457
Romeoville IL Revenue (Lewis University Project)	5.000%	10/1/42	5,000	5,365
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/27	1,260	1,174
Will County IL Community High School District No. 210 (Lincoln-Way) GO	0.000%	1/1/31	13,330	6,160
Will County IL Community High School District No. 210 (Lincoln-Way) GO	5.000%	1/1/31	9,150	8,324
				1,056,409
Indiana (1.6%)
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/29	2,000	2,115
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.250%	2/1/34	2,650	2,787

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Gary/Chicago IL International Airport Authority Industrial Development Zone Revenue	5.000%	2/1/39	3,300	3,382
Indiana Finance Authority Health System Revenue
(Sisters of St. Francis Health Services Inc. Obligated Group)	5.000%	11/1/51	10,000	10,957
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/32	5,000	5,496
Indiana Finance Authority Hospital Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/35	6,000	6,524
Indiana Finance Authority Revenue
(Community Foundation of Northwest Indiana Obligated Group)	5.000%	3/1/41	5,500	5,867
Indiana Finance Authority Revenue (Deaconess Health System Obligated Group)	5.000%	3/1/39	7,205	7,961
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/34	5,000	5,263
Indiana Finance Authority Revenue (I-69 Development Partners LLC)	5.250%	9/1/40	9,000	9,388
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/40	2,500	2,654
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/44	25,550	27,128
Indiana Finance Authority Revenue (Ohio River Bridges East End Crossing Project)	5.000%	7/1/48	28,025	29,756
Indiana Health Facility Financing Authority Hospital Revenue
(Ancilla System Inc. Obligated Group)	7.375%	7/1/23 (ETM)	19,400	24,759
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	13,275	14,370
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/31	5,000	5,550
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/32	4,500	4,977
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Indianapolis Airport Authority Project)	5.000%	1/1/33	3,150	3,470
Indianapolis IN Local Public Improvement Bond Bank Revenue
(Qualified Midwestern Disaster Area)	5.750%	2/1/36	5,000	5,658
				178,062
Iowa (0.8%)
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.000%	12/1/19	6,970	7,134
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.500%	12/1/22	43,385	44,117
Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.250%	12/1/25	18,400	18,609
3 Iowa Finance Authority Midwestern Disaster Area Revenue (Iowa Fertilizer Co. Project)	5.875%	12/1/26	5,995	6,101
Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/32	3,300	3,272
Iowa Higher Education Loan Authority Revenue Private College Facility (Wartburg College Project)	5.000%	10/1/37	8,950	8,636
Xenia IA Rural Water District Revenue	5.000%	12/1/31	1,600	1,791
Xenia IA Rural Water District Revenue	5.000%	12/1/36	2,000	2,186
Xenia IA Rural Water District Revenue	5.000%	12/1/41	2,000	2,166
				94,012
Kansas (0.6%)
3 Coffeyville KS Electric System Revenue	5.000%	6/1/38 (14)	6,000	6,309
3 Coffeyville KS Electric System Revenue	5.000%	6/1/42 (14)	3,500	3,666
Ford County KS Unified School District No. 443 GO	4.000%	3/1/28 (15)	1,000	1,094
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/36	1,500	1,601
Hutchison KS Hospital Facilities Revenue (Hutchinson Regional Medical Center Inc.)	5.000%	12/1/41	1,600	1,696
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/30	1,100	1,188
Johnson County KS Unified School District No. 233 GO	4.000%	9/1/31	1,000	1,074
Kansas Development Finance Authority Health Facilities Revenue
(Kansas University Health System)	5.375%	3/1/29	3,000	3,252
Wichita KS GO	5.000%	12/1/34	2,280	2,564
Wichita KS GO	5.000%	12/1/35	2,365	2,649
Wichita KS GO	5.000%	12/1/39	11,305	12,483
Wichita KS Health Care Facilities Revenue	5.000%	12/1/31	500	504
Wichita KS Health Care Facilities Revenue	5.250%	12/1/36	500	506
Wichita KS Health Care Facilities Revenue	6.375%	5/15/43	7,000	7,413
Wichita KS Health Care Facilities Revenue	5.375%	12/1/46	1,250	1,268
Wichita KS Health Care Facilities Revenue	6.500%	5/15/48	8,000	8,511
Wichita KS Health Care Facilities Revenue (Larksfield Place Obligated Group)	7.375%	12/15/43	5,000	5,415
				61,193
Kentucky (0.6%)
Ashland KY Medical Center Revenue (King’s Daughters Medical Center Project)	5.000%	2/1/40	6,915	7,203
Kentucky Economic Development Finance Authority Hospital Revenue
(Baptist Healthcare System Obligated Group)	5.250%	8/15/46	11,555	12,147
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/33	3,065	2,602
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	0.000%	7/1/39	3,000	2,480
Kentucky Public Transportation Infrastructure Authority Toll Revenue
(Downtown Crossing Project) BAN	6.000%	7/1/53	12,025	13,433
Louisville & Jefferson County KY Metropolitan Government Health Facilities Revenue
(Jewish Hospital& St. Mary’s Healthcare Inc. Project)	5.750%	2/1/18 (Prere.)	9,400	9,749
Louisville & Jefferson County KY Metropolitan Government Health System Revenue
(Norton Healthcare Obligated Group)	5.750%	10/1/42	9,500	10,720

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	6/1/22 (Prere.)	4,775	5,574
Louisville & Jefferson County KY Metropolitan Government Revenue (Catholic Health Initiatives)	5.000%	12/1/35	1,475	1,548
				65,456
Louisiana (1.2%)
Louisiana Citizens Property Insurance Corp. Assessment Revenue	6.750%	6/1/18 (Prere.)	6,000	6,381
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (East Baton Rouge Sewerage Commission Projects)	5.000%	2/1/39	4,250	4,636
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	5.875%	10/1/40	9,990	11,132
Louisiana Local Government Environmental Facilities & Community Development
Authority Revenue (Women’s Hospital Foundation Project)	6.000%	10/1/44	8,095	9,050
3 Louisiana Public Facilities Authority Dock & Wharf Revenue (Impala Warehousing LLC Project)	6.500%	7/1/36	28,700	30,847
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/39	17,500	19,208
Louisiana Public Facilities Authority Hospital Revenue
(Franciscan Missionaries of Our Lady Health System Project)	5.000%	7/1/42	8,000	8,505
Louisiana Public Facilities Authority Revenue (Nineteenth Judicial District Court Building Project)	5.000%	6/1/42 (4)	3,500	3,805
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	5,382
New Orleans LA Aviation Board Revenue	5.000%	1/1/34	2,725	2,982
New Orleans LA Aviation Board Revenue	5.000%	1/1/35	2,000	2,181
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	3,000	3,284
New Orleans LA Water Revenue	5.000%	12/1/44	7,000	7,690
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/30	1,210	1,311
Port of New Orleans LA Board of Commissioners Port Facility Revenue	5.000%	4/1/32	2,720	2,923
St. Charles Parish LA Gulf Opportunity Zone Revenue (Valero Energy Corp.) PUT	4.000%	6/1/22	12,515	13,149
				132,466
Maine (0.1%)
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/41	3,500	3,564
Maine Health & Higher Educational Facilities Authority Revenue (Eastern Maine Medical Center)	5.000%	7/1/46	7,750	7,858
Maine Housing Authority Mortgage Revenue	4.500%	11/15/28	1,555	1,634
				13,056
Maryland (1.2%)
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.125%	7/1/36	1,030	1,032
Anne Arundel County MD Special Tax Revenue (Villages at 2 Rivers Project)	5.250%	7/1/44	2,150	2,152
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,224
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.000%	6/1/36	1,250	1,235
Baltimore MD Special Obligation Revenue (Harbor Point Project)	5.125%	6/1/43	3,650	3,585
Frederick County MD Special Tax Revenue (Jefferson Technology Park)	7.125%	7/1/43	5,000	5,458
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/21	610	629
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/26	1,565	1,612
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,730	1,681
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/36	1,715	1,672
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/44	1,250	1,189
Howard County MD Retirement Community Revenue (Columbia Vantage House Corp.)	5.000%	4/1/46	7,205	6,800
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/25	200	233
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/26	175	203
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/27	145	169
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/28	175	202
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/29	190	217
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/30	325	369
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/31	375	423
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/32	325	365
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/36	600	663
2 Maryland Economic Development Corp. Student Housing Revenue (Towson University Project)	5.000%	7/1/37	1,000	1,060
Maryland GO	5.000%	3/15/22	20,000	23,366
Maryland GO	4.000%	6/1/30	7,500	8,218
Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/40	2,000	2,231
Maryland Health & Higher Educational Facilities Authority Revenue
(Life Bridge Health Obligated Group)	5.000%	7/1/47	15,000	16,643
Maryland Health & Higher Educational Facilities Authority Revenue
(Maryland Institute College of Art)	4.000%	6/1/42	2,500	2,465
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/26	4,000	4,630
Maryland Health & Higher Educational Facilities Authority Revenue (MedStar Health, Inc.)	5.000%	8/15/27	7,005	8,057
Maryland Health & Higher Educational Facilities Authority Revenue
(University of Maryland Medical System)	5.000%	7/1/33	6,750	7,454
2 Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/37	6,000	6,288
2 Prince Georges County MD Revenue (Collington Episcopal Life Care Community Inc.)	5.250%	4/1/47	6,030	6,261
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.125%	7/1/39	750	803
Westminster MD Revenue (Lutheran Village at Miller’s Grant)	6.250%	7/1/44	2,000	2,144
				127,733

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts (1.2%)
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	120	140
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	745	871
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/29	635	694
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/31	1,830	2,008
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/33	5,000	5,429
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/34	5,000	5,404
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/35	4,065	4,378
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/36	2,750	2,953
Massachusetts Development Finance Agency Revenue (Boston Medical Center)	5.000%	7/1/37	4,000	4,285
Massachusetts Development Finance Agency Revenue (Boston University)	5.000%	10/1/28	3,560	4,374
Massachusetts Development Finance Agency Revenue (Boston University)	4.000%	10/1/34	1,000	1,050
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/41	7,000	7,525
Massachusetts Development Finance Agency Revenue (Emerson College)	5.000%	1/1/47	13,170	14,217
Massachusetts Development Finance Agency Revenue (Harvard University)	5.500%	11/15/18 (Prere.)	3,380	3,617
Massachusetts Development Finance Agency Revenue (Lowell General Hospital)	5.000%	7/1/44	7,165	7,505
Massachusetts Development Finance Agency Revenue (Merrimack College)	5.125%	7/1/44	5,950	6,237
Massachusetts Development Finance Agency Revenue (Milford Regional Medical Center)	5.750%	7/15/43	3,750	4,125
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/19 (Prere.)	3,195	3,546
Massachusetts Development Finance Agency Revenue (Suffolk University)	6.250%	7/1/30	1,805	1,982
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/32	3,085	3,453
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.000%	7/1/33	2,380	2,649
Massachusetts Development Finance Agency Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,409
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,081
Massachusetts Development Finance Agency Revenue (Tufts Medical Center)	6.875%	1/1/41	1,750	1,995
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/32	1,645	1,745
Massachusetts Development Finance Agency Revenue (WGBH Educational Foundation)	4.000%	1/1/33	1,000	1,054
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/20	5,000	5,424
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	7/1/21	5,000	5,511
Massachusetts Educational Financing Authority Education Loan Revenue	5.000%	1/1/24	7,000	7,909
Massachusetts Port Authority Revenue	5.000%	7/1/40	2,000	2,204
Massachusetts Port Authority Revenue	5.000%	7/1/45	3,500	3,834
Massachusetts Port Authority Revenue	4.000%	7/1/46	8,000	8,110
				137,718
Michigan (3.8%)
Chippewa Valley MI Schools GO	5.000%	5/1/28	1,500	1,762
Chippewa Valley MI Schools GO	5.000%	5/1/29	1,000	1,164
Chippewa Valley MI Schools GO	5.000%	5/1/30	1,000	1,154
Chippewa Valley MI Schools GO	5.000%	5/1/31	1,000	1,147
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/17 (Prere.)	1,950	1,965
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.500%	7/1/24	8,050	8,108
Detroit MI Water & Sewerage Department Sewage Disposal System Revenue	5.250%	7/1/39	4,735	5,108
Detroit MI Water Supply System Revenue	5.000%	7/1/31	5,000	5,383
Detroit MI Water Supply System Revenue	5.250%	7/1/41	2,045	2,222
Genesee County MI GO	5.250%	2/1/40 (15)	12,330	13,687
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/44	1,730	1,876
Grand Traverse County MI Hospital Finance Authority Revenue	5.000%	7/1/47	3,550	3,843
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/31	4,000	4,511
Great Lakes MI Water Authority Sewer Disposal System Revenue	5.000%	7/1/36	5,000	5,461
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/28	5,000	5,797
Great Lakes MI Water Authority Water Supply System Revenue	5.000%	7/1/31	6,000	6,686
Jackson County MI Hospital Finance Authority Hospital Revenue (Allegiance Health)	5.250%	6/1/20 (Prere.)	10,000	11,208
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/20 (Prere.)	5,525	6,133
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	5.000%	5/15/30	4,475	4,810
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/31	3,000	3,115
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/32	3,350	3,458
Kalamazoo MI Hospital Financing Authority Hospital Revenue (Bronson Healthcare Group)	4.000%	5/15/33	4,750	4,877
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.250%	11/1/40	7,500	8,322
Karegnondi Water Authority Michigan Water Supply System Revenue (Karegnondi Water Pipeline)	5.000%	11/1/43	16,110	17,457
Lincoln MI Consolidated School District GO	5.000%	5/1/40 (4)	1,250	1,392
Livonia MI Public Schools School District GO	5.000%	5/1/45 (4)	4,500	4,956
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/27	850	1,000
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/28	1,000	1,166
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/29	1,000	1,157
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/30	1,000	1,151
Marquette MI Board of Light & Power Electric Utility System Revenue	5.000%	7/1/31	1,000	1,145
Marysville MI Public Schools District GO	5.000%	5/1/37	2,135	2,396
Michigan Building Authority Revenue	5.000%	4/15/34	11,135	12,514
Michigan Building Authority Revenue	5.000%	11/15/36 (4)	6,500	7,156
Michigan Building Authority Revenue	5.000%	4/15/38	5,000	5,553
Michigan Building Authority Revenue	5.000%	10/15/50	6,000	6,599

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue	4.500%	10/1/29	5,000	5,148
Michigan Finance Authority Revenue	5.000%	10/1/33	3,000	3,342
Michigan Finance Authority Revenue	5.000%	10/1/34	3,670	4,075
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/28	3,250	3,706
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	8/1/33	5,500	6,103
Michigan Finance Authority Revenue (Beaumont Health Obligated Group)	5.000%	11/1/44	8,630	9,475
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/29	2,500	2,799
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/30	2,805	3,128
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/32 (4)	4,400	4,958
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/33	2,000	2,203
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	5,500	5,988
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/34	1,500	1,646
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/35	4,500	4,880
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	17,830	18,938
Michigan Finance Authority Revenue (Detroit Water & Sewer)	5.000%	7/1/44	7,510	7,872
Michigan Finance Authority Revenue (Henry Ford Health System Obligated Group)	5.000%	11/15/41	10,000	11,037
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	2,340	2,619
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/32	4,670	5,227
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/33	4,025	4,484
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/34	2,200	2,441
Michigan Finance Authority Revenue (McLaren Health Care Corp.)	5.000%	5/15/35	2,515	2,779
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/33	2,750	3,069
Michigan Finance Authority Revenue (MidMichigan Obligated Group)	5.000%	6/1/34	3,000	3,338
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/27	3,500	4,073
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/28	2,000	2,305
Michigan Finance Authority Revenue (Sparrow Obligated Group)	5.000%	11/15/36	2,500	2,739
Michigan Finance Authority Revenue (Trinity Health Credit Group)	5.000%	12/1/45	10,000	11,012
Michigan Finance Authority Revenue (Unemployment Obligation Assessment)	5.000%	7/1/22	815	830
Michigan Finance Authority Student Loan Revenue	5.000%	11/1/17	2,625	2,668
Michigan Hospital Finance Authority Revenue (McLaren Health Care)	5.000%	6/1/35	2,115	2,287
Michigan Hospital Finance Authority Revenue (MidMichigan Obligated Group)	6.125%	6/1/19 (Prere.)	4,315	4,761
Michigan Tobacco Settlement Financing Authority Revenue	5.250%	6/1/22	3,735	3,661
Michigan Tobacco Settlement Financing Authority Revenue	6.875%	6/1/42	21,330	22,258
Michigan Tobacco Settlement Financing Authority Revenue	6.000%	6/1/48	1,300	1,220
Oakland University MI Revenue	5.000%	3/1/41	5,000	5,558
Oakland University MI Revenue	5.000%	3/1/47	9,000	9,960
Rockford MI Public Schools GO	5.000%	5/1/37	1,240	1,387
Rockford MI Public Schools GO	5.000%	5/1/38	1,025	1,145
Rockford MI Public Schools GO	5.000%	5/1/39	1,025	1,143
Rockford MI Public Schools GO	5.000%	5/1/40	1,025	1,141
Rockford MI Public Schools GO	5.000%	5/1/41	1,025	1,140
Rockford MI Public Schools GO	5.000%	5/1/44	2,250	2,498
Romeo MI Community School District GO	5.000%	5/1/37	1,825	2,048
Romeo MI Community School District GO	5.000%	5/1/41	2,000	2,233
Royal Oak MI Hospital Finance Authority Hospital Revenue (William Beaumont Hospital)	6.000%	8/1/19 (Prere.)	7,000	7,754
Saginaw MI Hospital Finance Authority Hospital Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,777
Wayne County MI Airport Authority Revenue	5.000%	12/1/34	5,000	5,548
Wayne County MI Airport Authority Revenue	5.000%	12/1/38	4,000	4,392
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/28	6,125	6,713
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/32	2,065	2,235
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/37	2,000	2,136
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/39	1,700	1,847
Wayne County MI Airport Authority Revenue (Detroit Metropolitan Wayne County Airport)	5.000%	12/1/44	2,000	2,165
				424,328
Minnesota (0.4%)
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.375%	11/1/34	1,135	1,165
Anoka MN Healthcare & Housing Facilities Revenue (Homestead at Anoka Inc.)	5.125%	11/1/49	4,050	4,019
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.000%	11/1/46	1,500	1,482
Anoka MN Housing Revenue (Homestead at Anoka Inc.)	5.500%	11/1/46	2,000	2,101
Dakota County MN Community Development Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/18 (Prere.)	8,000	8,595
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/31	200	226
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/32	225	253
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/33	225	251
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/34	250	278
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/35	230	254
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/36	250	276
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/37	300	330
Minneapolis & St. Paul MN Metropolitan Airports Commission Revenue	5.000%	1/1/41	750	829
Minneapolis MN Health Care System Revenue (Fairview Health Services)	6.750%	11/15/18 (Prere.)	8,250	8,975
Minnesota Higher Education Facilities Authority Revenue (Augsburg College)	5.000%	5/1/46	3,000	3,209

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Minnesota Housing Finance Agency Residential Housing Revenue	4.000%	7/1/40	375	388
Minnesota Municipal Power Agency Revenue	5.000%	10/1/33	1,380	1,584
Minnesota Municipal Power Agency Revenue	5.000%	10/1/36	880	1,003
Minnesota Municipal Power Agency Revenue	5.000%	10/1/47	2,500	2,818
Rochester MN Health Care & Housing Facility Revenue (Homestead At Rochester, Inc. Project)	6.875%	12/1/48	10,000	11,011
				49,047
Mississippi (0.5%)
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/29	4,150	4,682
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/30	2,450	2,744
Gulfport MS Hospital Facilities Revenue (Memorial Hospital at Gulfport Project)	5.000%	7/1/31	2,000	2,227
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.880%	5/1/17	6,400	6,400
Mississippi Business Finance Corp. Gulf Opportunity Zone Industrial Development Revenue
(Chevron USA Inc. Project) VRDO	0.890%	5/1/17	11,000	11,000
Mississippi Hospital Equipment & Facilities Authority Revenue (Baptist Health System)	5.000%	9/1/46	17,500	19,066
Warren County MS Gulf Opportunity Zone Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	6,054
				52,173
Missouri (1.0%)
Cape Girardeau County MO Industrial Development Authority of the Health Facilities Revenue
(St. Francis Medical Center)	5.000%	6/1/33	10,000	10,790
Joplin MO Industrial Development Authority Health Facilities Revenue (Freeman Health System)	5.000%	2/15/29	1,105	1,236
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/20 (Prere.)	5,000	6,023
Kirkwood MO Industrial Development Authority Retirement Community Revenue
(Aberdeen Heights Project)	8.250%	5/15/20 (Prere.)	5,000	6,023
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/40	1,410	1,473
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.500%	5/1/43	8,500	9,199
Missouri Health & Educational Facilities Authority Educational Facilities Revenue
(St. Louis College of Pharmacy Project)	5.000%	5/1/45	2,000	2,083
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/18 (Prere.)	5,200	5,562
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.500%	11/15/33	1,300	1,367
Missouri Health & Educational Facilities Authority Health Facilities Revenue (Cox Health)	5.000%	11/15/48	2,475	2,678
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/35	1,065	1,137
Missouri Health & Educational Facilities Authority Revenue
(Lutheran Senior Services Obligated Group)	5.000%	2/1/46	4,000	4,208
Missouri Health & Educational Facilities Authority Revenue (Mercy Health)	5.000%	11/15/45	5,000	5,522
Missouri Housing Development Corp. Single Family Mortgage Revenue	5.600%	9/1/38	1,480	1,494
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/32	9,000	9,484
Missouri Joint Municipal Electric Utility Commission Power Project Revenue	4.000%	12/1/33	17,450	18,276
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	12/1/27	1,750	2,061
Missouri Joint Municipal Electric Utility Commission Power Project Revenue (Prairie Project)	5.000%	6/1/28	2,690	3,154
St. Joseph MO Industrial Development Authority Health Facilities Revenue
(Heartland Regional Medical Center) VRDO	0.860%	5/1/17 LOC	13,340	13,340
St. Louis County MO Industrial Development Authority Revenue
(Ranken-Jordan Pediatric Specialty Hospital)	4.000%	11/15/36	1,400	1,248
St. Louis County MO Industrial Development Authority Revenue
(Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/41	1,000	978
St. Louis County MO Industrial Development Authority Revenue
(Ranken-Jordan Pediatric Specialty Hospital)	5.000%	11/15/46	1,750	1,672
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(St. Andrew’s Resources for Seniors Obligated Group)	5.000%	12/1/35	2,000	1,986
St. Louis County MO Industrial Development Authority Senior Living Facilities Revenue
(St. Andrew’s Resources for Seniors Obligated Group)	5.125%	12/1/45	4,250	4,206
				115,200
Multiple State (0.1%)
[1,3] Eaton Vance Municipal Income Trust	2.400%	9/1/19	10,000	10,001

Nebraska (0.4%)
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/32	2,500	2,708
Central Plains Energy Project Nebraska Gas Project Revenue (Project No. 3)	5.000%	9/1/42	14,420	15,299
Douglas County NE Hospital Authority No. 2 Health Facilities Revenue
(Children’s Hospital Obligated Group)	5.000%	11/15/47	4,000	4,447
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/32	2,010	2,100
Municipal Energy Agency of Nebraska Power Supply System Revenue	4.000%	4/1/33	1,785	1,855
Nebraska Public Power District Revenue	5.000%	1/1/35	3,200	3,599
Omaha NE Public Power District Electric Revenue	5.000%	2/1/41	3,680	4,128
Scotts Bluff County NE Hospital Authority Revenue (Regional West Medical Center)	5.250%	2/1/37	6,500	6,881
				41,017

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada (0.2%)
Carson City NV Hospital Revenue (Carson Tahoe Regional Medical Center)	5.000%	9/1/33	9,500	10,145
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/28	2,000	2,351
Las Vegas NV Convention & Visitors Authority Revenue	5.000%	7/1/29	2,000	2,332
Nevada Capital Improvement & Cultural Affairs GO	5.000%	12/1/17 (Prere.)	2,550	2,612
Sparks NV Local Improvement District Revenue	6.500%	9/1/18 (Prere.)	1,065	1,126
Sparks NV Local Improvement District Revenue	6.750%	9/1/18 (Prere.)	2,640	2,840
				21,406
New Hampshire (0.2%)
New Hampshire Health & Education Facilities Authority Revenue
(Elliott Hospital Obligated Group)	5.000%	10/1/38	4,000	4,341
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/34	1,375	1,485
New Hampshire Health & Education Facilities Authority Revenue
(Southern New Hampshire University)	5.000%	1/1/42	4,450	4,779
New Hampshire Health & Education Facilities Authority Revenue (Wentworth Douglas Hospital)	7.000%	1/1/38	7,000	8,043
				18,648
New Jersey (8.1%)
Atlantic City NJ GO	4.000%	11/1/24 (4)	4,805	4,905
Atlantic City NJ GO	4.000%	11/1/25 (4)	2,405	2,432
Camden County NJ Improvement Authority Health Care Redevelopment Project Revenue
(Cooper Health System Obligated Group)	5.750%	2/15/42	5,000	5,552
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/25	1,195	1,382
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/26	1,630	1,877
Camden County NJ Improvement Authority Lease Revenue
(Rowan University School of Osteopathic Medicine Project)	5.000%	12/1/27	1,610	1,844
[1,3] Eaton Vance New Jersey Municipal Income Trust	2.400%	9/1/19	7,500	7,501
Gloucester County NJ Pollution Control Financing Authority Revenue (Logan Project)	5.000%	12/1/24	12,875	13,949
New Jersey Building Authority Revenue	5.000%	6/15/19	13,670	14,354
New Jersey Casino Reinvestment Development Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	1,450	1,455
New Jersey COP	5.250%	6/15/19 (Prere.)	5,000	5,432
New Jersey Economic Development Authority Revenue	5.000%	6/15/23	10,000	10,657
New Jersey Economic Development Authority Revenue	5.500%	6/15/30	3,000	3,213
New Jersey Economic Development Authority Revenue	5.500%	6/15/31	6,700	7,154
New Jersey Economic Development Authority Revenue	5.250%	6/15/40	2,500	2,548
New Jersey Economic Development Authority Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/36	3,800	3,781
New Jersey Economic Development Authority Revenue (Goethals Bridge Replacement Project)	5.375%	1/1/43	3,250	3,604
New Jersey Economic Development Authority Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	20,823
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/19 (Prere.)	10,200	11,168
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	3/1/21 (Prere.)	2,055	2,374
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/21	6,745	7,137
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/21	755	812
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	4,500	5,037
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	8,000	8,510
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/22	4,750	5,053
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	9/1/22	7,150	7,500
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/23	6,545	6,946
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.750%	9/1/23	700	759
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	7,067
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/27	1,650	1,703
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.250%	9/1/27	2,385	2,498
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	3/1/32	3,000	3,040
New Jersey Economic Development Authority Revenue (School Facilities Construction)	5.000%	6/15/40	19,485	19,507
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	5.000%	7/1/35	1,150	1,199
New Jersey Economic Development Authority Revenue (West Campus Housing LLC)	4.500%	7/1/41	2,750	2,694
New Jersey Economic Development Authority Revenue
(Provident Group-Montclair Properties LLC - Montclair State University Student Housing Project)	5.750%	6/1/31	4,000	4,331
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.125%	9/15/23	12,730	13,564
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Inc. Project)	5.250%	9/15/29	9,750	10,549
New Jersey Educational Facilities Authority Revenue (College of St. Elizabeth)	5.000%	7/1/46	4,000	3,917
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/32	3,000	3,313
New Jersey Educational Facilities Authority Revenue (Stockton University)	5.000%	7/1/33	3,000	3,294
New Jersey Educational Facilities Authority Revenue (University Medical & Dentistry)	7.500%	6/1/19 (Prere.)	6,500	7,365
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	4,100	4,288
New Jersey Health Care Facilities Financing Authority Lease Revenue
(Marlboro Psychiatric Hospital Project)	5.000%	9/15/29	5,000	5,144

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/26	5,000	5,956
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/27	6,715	8,045
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/32	2,355	2,721
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/33	3,315	3,811
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/35	2,925	3,322
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/38	7,720	8,697
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/39	3,000	3,374
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.000%	7/1/57	2,000	2,199
New Jersey Health Care Facilities Financing Authority Revenue
(Hackensack University Medical Center)	5.250%	7/1/57	2,250	2,529
New Jersey Health Care Facilities Financing Authority Revenue (St. Joseph’s Healthcare System)	4.000%	7/1/48	13,540	12,663
New Jersey Health Care Facilities Financing Authority Revenue (University Hospital)	4.125%	7/1/38 (4)	8,000	8,167
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,286
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health) VRDO	0.850%	5/5/17 LOC	16,600	16,600
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/18	15,000	15,667
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	10,205	11,073
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/20	5,000	5,425
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	2,835	3,115
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/21	5,000	5,494
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.000%	12/1/22	2,500	2,777
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/28	4,500	4,351
New Jersey Higher Education Assistance Authority Student Loan Revenue	5.750%	12/1/28	1,620	1,772
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/29	5,000	4,757
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/29	10,000	10,006
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.250%	12/1/30	5,000	4,695
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.625%	12/1/30	1,100	1,133
New Jersey Higher Education Assistance Authority Student Loan Revenue	3.500%	12/1/31	9,500	9,084
New Jersey Housing & Mortgage Finance Agency Single Family Housing Revenue VRDO	0.880%	5/5/17	1,500	1,500
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/27	7,575	8,175
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/28	7,500	8,035
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	3,775	3,987
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/30	18,550	18,959
New Jersey Transportation Trust Fund Authority Federal Highway Reimbursement Revenue	5.000%	6/15/31	11,500	11,739
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/19	1,950	2,055
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/22	1,500	1,611
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/23	2,740	2,920
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/26	21,615	22,664
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.250%	6/15/33	5,000	5,177
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/36	5,000	5,034
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/38	18,000	18,074
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.500%	6/15/39	5,300	5,543
New Jersey Transportation Trust Fund Authority Transportation Program Revenue	5.000%	6/15/44	19,665	19,674
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/18	1,360	1,418
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	12/15/19	9,000	9,575
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	5,240	5,608
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/19	1,205	1,290
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/20	2,570	2,739
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/20 (4)	6,000	6,679
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (14)	5,250	5,912
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21	2,140	2,348
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/21 (12)	5,855	6,700
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/22 (2)	6,565	7,198
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22	2,105	2,319
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/22 (4)	8,175	9,532
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.750%	6/15/23 (14)	10,000	11,633
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	12/15/23	2,500	2,727
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/25 (2)	30,000	21,394
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/27	15,000	9,091
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.625%	12/15/28	20,000	21,031
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/31	26,940	28,244
New Jersey Transportation Trust Fund Authority Transportation System Revenue	0.000%	12/15/31	4,275	2,023
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.000%	6/15/32	10,000	10,171
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/32	7,000	7,303

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.250%	6/15/36	22,000	22,506
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,421
New Jersey Transportation Trust Fund Authority Transportation System Revenue	5.500%	6/15/41	3,000	3,088
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	8,295	9,356
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	6,785	7,631
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	10,000	11,668
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	10,000	11,604
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	10,000	11,541
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	15,000	16,763
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	5,000	5,496
Salem County NJ Pollution Control Financing Authority Revenue (Chambers Project)	5.000%	12/1/23	26,750	28,944
Tobacco Settlement Financing Corp. New Jersey Revenue	4.500%	6/1/23	3,970	3,995
Tobacco Settlement Financing Corp. New Jersey Revenue	4.625%	6/1/26	8,645	8,662
Tobacco Settlement Financing Corp. New Jersey Revenue	4.750%	6/1/34	11,180	10,882
				896,590
New Mexico (0.1%)
New Mexico Finance Authority Revenue	4.000%	6/1/30	2,950	3,225
New Mexico Hospital Equipment Loan Council Hospital System Revenue
(Gerald Champion Regional Medical Center)	5.500%	7/1/42	5,000	5,333
				8,558
New York (11.0%)
3 Battery Park City Authority New York Revenue TOB VRDO	0.920%	5/1/17 LOC	13,750	13,750
Brooklyn NY Local Development Corp. PILOT Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	5,000	5,690
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/28	3,750	4,343
Brooklyn NY Local Development Corp. PILOT Revenue (Brooklyn Events Center)	5.000%	7/15/42	5,900	6,445
Hempstead NY Local Development Corp. Revenue (Molloy College)	5.000%	7/1/39	1,500	1,599
Hudson Yards Infrastructure Corp. New York Revenue	5.750%	2/15/47	25,400	28,864
3 Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	4.750%	1/1/20	1,615	1,579
3 Jefferson County NY Industrial Development Agency Solid Waste Disposal Revenue	5.250%	1/1/24	3,780	3,582
Long Island NY Power Authority Electric System Revenue	5.500%	4/1/22	10,010	10,732
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	1,000	1,159
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/29	4,500	5,290
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/30	1,500	1,748
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	1,000	1,143
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/31	5,000	5,792
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/32	1,000	1,138
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/33	1,600	1,816
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/34	1,500	1,696
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/36	1,000	1,124
Long Island NY Power Authority Electric System Revenue	5.000%	9/1/44	12,000	13,262
Nassau County NY Local Economic Assistance Corp. Revenue
(Catholic Health Services of Long Island Obligated Group Project)	5.000%	7/1/30	1,500	1,653
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/28	4,035	4,542
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/31	4,425	4,886
New York City NY Build NYC Resource Corp. Revenue (New York Law School Project)	5.000%	7/1/41	5,905	6,338
New York City NY GO	5.000%	8/1/32	8,000	9,012
New York City NY GO	5.000%	8/1/36	15,000	16,955
New York City NY GO	5.000%	12/1/41	11,150	12,707
New York City NY GO VRDO	0.890%	5/1/17	7,600	7,600
New York City NY GO VRDO	0.900%	5/1/17	5,500	5,500
New York City NY Health & Hospital Corp. Revenue (Health System)	5.000%	2/15/30	6,000	6,441
New York City NY Housing Development Corp. Multi-Family Mortgage Revenue (8 Spruce Street)	3.500%	2/15/48	1,000	1,003
New York City NY Industrial Development Agency Airport Facilities Revenue
(TRIPS Obligated Group)	5.000%	7/1/28	4,000	4,258
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	0.000%	3/1/26 (12)	5,000	3,843
New York City NY Industrial Development Agency PILOT Revenue (Yankee Stadium Project)	7.000%	3/1/49 (12)	10,000	11,037
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	10,000	11,400
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,088
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,269
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/44	5,000	5,574
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/45	8,000	8,825
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	4.000%	6/15/46	4,775	4,913
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/46	16,235	18,324
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue	5.000%	6/15/47	12,000	13,703
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	12,200	12,200
New York City NY Municipal Water Finance Authority Water & Sewer System Revenue VRDO	0.880%	5/1/17	8,025	8,025
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/37	20,000	22,617
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/40	12,000	13,356
New York City NY Transitional Finance Authority Building Aid Revenue	5.000%	7/15/41	8,000	9,051
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	8/1/32	2,765	3,203
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	2/1/36	15,000	16,949

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/37	11,250	12,874
New York City NY Transitional Finance Authority Future Tax Revenue	5.000%	11/1/38	7,865	8,994
New York City NY Transitional Finance Authority Future Tax Revenue	4.000%	5/1/42	8,250	8,579
New York Convention Center Development Corp. Revenue	0.000%	11/15/40	3,500	1,259
New York Convention Center Development Corp. Revenue	5.000%	11/15/40	7,465	8,439
New York Convention Center Development Corp. Revenue	0.000%	11/15/43	2,500	770
3 New York Counties Tobacco Trust Revenue	6.250%	6/1/41	20,000	20,799
New York Counties Tobacco Trust Revenue	5.000%	6/1/45	3,750	3,971
New York Counties Tobacco Trust Revenue	5.000%	6/1/51	7,500	7,913
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,248
New York Liberty Development Corp. Revenue	5.125%	1/15/44	5,000	5,409
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,080	5,597
New York Liberty Development Corp. Revenue	6.375%	7/15/49	10,870	11,814
New York Liberty Development Corp. Revenue	5.750%	11/15/51	11,000	12,522
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.250%	10/1/35	4,910	5,942
New York Liberty Development Corp. Revenue (Goldman Sachs Headquarters)	5.500%	10/1/37	5,005	6,247
New York Metropolitan Transportation Authority Revenue	5.000%	5/15/18 (Prere.)	3,515	3,666
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/31	2,000	2,255
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/32	2,000	2,246
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/32	2,250	2,602
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/33	2,500	2,880
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/36	9,000	10,119
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/36	9,225	10,636
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/37	6,875	7,831
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/38	8,575	9,487
New York Metropolitan Transportation Authority Revenue	5.000%	11/15/40	3,000	3,356
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/40	13,000	14,479
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	7,000	7,902
New York Metropolitan Transportation Authority Revenue	5.250%	11/15/56	5,500	6,241
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	6,940	7,580
New York Metropolitan Transportation Authority Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,548
New York Metropolitan Transportation Authority Revenue (Dedicated Tax Fund)	5.000%	11/15/47	7,000	8,040
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/46	37,000	39,551
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/51	10,000	10,769
New York Metropolitan Transportation Authority Revenue (Hudson Yards Development)	5.000%	11/15/56	14,800	16,043
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.000%	11/1/25	5,575	6,504
New York Metropolitan Transportation Authority Revenue (Transit Revenue)	5.250%	11/15/41	8,500	9,632
New York State Dormitory Authority Revenue (Fordham University)	5.000%	7/1/41	3,750	4,238
New York State Dormitory Authority Revenue (Icahn School of Medicine at Mount Sinai)	5.000%	7/1/34	18,370	20,563
New York State Dormitory Authority Revenue (New York University Hospitals Center)	5.625%	7/1/17 (Prere.)	8,750	8,824
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/39	6,000	6,214
New York State Dormitory Authority Revenue (New York University)	4.000%	7/1/43	6,500	6,717
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/24	1,800	2,040
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/29	2,400	2,677
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/31	1,600	1,763
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/32	4,000	4,385
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/33	700	764
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/34	1,000	1,087
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/36	1,700	1,834
New York State Dormitory Authority Revenue (Orange Regional Medical Center Obligated Group)	5.000%	12/1/37	400	431
New York State Dormitory Authority Revenue (Pace University)	5.000%	5/1/21	910	1,002
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/31	4,285	4,997
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	3/15/32	8,910	10,401
New York State Dormitory Authority Revenue (Personal Income Tax)	5.000%	2/15/39	3,000	3,396
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/33	3,000	3,383
New York State Dormitory Authority Revenue (St. John’s University)	5.000%	7/1/34	1,000	1,122
New York State Dormitory Authority Revenue (The New School)	5.500%	7/1/20 (Prere.)	5,000	5,654
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/28	1,000	1,198
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/29	1,000	1,186
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/30	1,500	1,756
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/31	2,600	3,024
New York State Dormitory Authority Revenue (The New School)	5.000%	7/1/32	2,500	2,883
New York State Dormitory Authority Revenue (Yeshiva University)	4.250%	9/1/24	870	875
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.150%	11/15/34	5,000	5,373
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.375%	11/15/40	800	864
New York State Liberty Development Corp. Liberty Revenue (3 World Trade Center Project)	5.000%	11/15/44	50,000	53,062
New York State Thruway Authority Revenue	5.000%	1/1/37	15,000	16,624
New York State Thruway Authority Revenue	5.000%	1/1/41	8,500	9,548
New York State Thruway Authority Revenue	5.000%	1/1/51	6,800	7,477
New York State Thruway Authority Revenue	5.250%	1/1/56	5,000	5,661
New York State Urban Development Corp. Revenue (Personal Income Tax)	5.000%	3/15/30	6,250	7,295

High-Yield Tax-Exempt Fund

				Face	Market
			Maturity	Amount	Value•
		Coupon	Date	($000)	($000)
	New York State Urban Development Corp. Revenue (Service Contract) VRDO	0.920%	5/5/17 LOC	3,105	3,105
	New York Transportation Development Corp. Special Facility Revenue
	(JFK International Airport Project)	5.000%	8/1/26	7,500	7,877
	New York Transportation Development Corp. Special Facility Revenue
	(JFK International Airport Project)	5.000%	8/1/31	38,270	40,216
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/35 (4)	5,000	5,034
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	4.000%	7/1/36 (4)	5,500	5,520
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.000%	7/1/41	5,000	5,375
	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)	5.250%	1/1/50	6,000	6,502
3	New York Transportation Development Corp. Special Facility Revenue (La Guardia Airport)
	TOB VRDO	1.200%	5/5/17 (4)	10,000	10,000
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/25	2,000	2,276
	Niagara NY Frontier Transportation Authority Airport Revenue
	(Buffalo Niagara International Airport)	5.000%	4/1/26	3,750	4,227
[1,3]	Nuveen Dividend Advantage Municipal Fund 3 iMTP	1.650%	10/1/17	10,000	10,001
	Port Authority of New York & New Jersey Revenue	5.000%	9/15/25	3,835	4,259
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/27	1,695	1,960
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/28	5,625	6,568
	Port Authority of New York & New Jersey Revenue	5.000%	9/1/32	4,500	5,067
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/32	9,900	10,786
	Port Authority of New York & New Jersey Revenue	5.000%	12/1/33	5,000	5,544
	Port Authority of New York & New Jersey Revenue	5.750%	3/15/35	25,000	25,899
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/36	2,665	2,964
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/37	4,665	5,179
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/41	2,755	3,129
	Port Authority of New York & New Jersey Revenue	5.000%	10/15/44	10,000	11,026
	Port Authority of New York & New Jersey Revenue	5.000%	11/15/46	9,530	10,881
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	5.500%	12/1/31	4,000	4,418
	Port Authority of New York & New Jersey Special Obligation Revenue
	(John F. Kennedy International Air Terminal LLC)	6.000%	12/1/42	13,000	14,596
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/30	2,315	2,551
	Suffolk County NY Economic Development Corp. Revenue (Catholic Health Services)	5.000%	7/1/31	2,000	2,193
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/30	2,750	3,102
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/31	1,000	1,123
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/32	2,370	2,647
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/33	2,600	2,890
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/34	2,000	2,212
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/35	3,105	3,419
	Syracuse NY Industrial Development Agency Revenue (Carousel Center Project)	5.000%	1/1/36	1,750	1,922
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/26	2,500	2,900
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/27	2,030	2,360
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/36	7,050	7,753
	Tobacco Settlement Financing Corp. New York Revenue	5.000%	6/1/41	10,000	10,837
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/27	3,485	3,568
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/32	3,000	3,014
	Tompkins County NY Development Corp. Revenue (Tompkins Cortland Community College)	5.000%	7/1/38	4,000	3,943
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/28	4,000	4,623
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/29	2,000	2,297
	Triborough Bridge & Tunnel Authority New York Revenue	5.000%	11/15/46	10,000	11,438
	Troy NY Capital Resource Corp. Revenue (Rensselaer Polytechnic Institute Project)	5.000%	8/1/32	1,000	1,142
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/20 (Prere.)	2,665	3,107
	Westchester County NY Health Care Corp. Revenue	6.125%	11/1/37	335	369
	Westchester County NY Local Development Corp. Revenue (Pace University)	5.000%	5/1/34	2,050	2,192
	Westchester County NY Local Development Corp. Revenue (Pace University)	5.500%	5/1/42	9,000	9,772
	Westchester County NY Local Development Corp. Revenue (Westchester Medical Center)	5.000%	11/1/46	27,500	29,222
	Westchester NY Tobacco Asset Securitization Revenue	5.000%	6/1/41	4,000	4,307
					1,228,398
North Carolina (0.7%)
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/25	2,000	2,154
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/30	2,000	2,066
	North Carolina Medical Care Commission Health Care Facilities Revenue (Maryfield Inc.)	5.000%	10/1/35	2,250	2,289
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/30	4,000	4,544
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/32	5,000	5,622
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/36	2,000	2,180
	North Carolina Medical Care Commission Health Care Facilities Revenue (Vidant Health)	5.000%	6/1/40	10,000	10,982
2	North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/34	1,500	1,733
2	North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/35	1,620	1,863
2	North Carolina Medical Care Commission Health System Revenue (Mission Health System Inc.)	5.000%	10/1/36	1,655	1,897
	North Carolina Medical Care Commission Hospital Revenue (North Carolina Baptist Hospital)	5.000%	6/1/34	5,050	5,417

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue (Aldersgate)	6.250%	7/1/35	4,500	4,938
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,825
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/20	2,380	2,531
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/26	5,000	5,423
North Carolina Medical Care Commission Retirement Facilities Mortgage Revenue
(Salemtowne Project)	5.000%	10/1/30	3,000	3,046
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/31	1,750	1,823
North Carolina Medical Care Commission Retirement Facilities Revenue (Southminster Inc.)	5.000%	10/1/37	1,800	1,849
North Carolina Turnpike Authority Revenue	5.000%	1/1/30	3,300	3,805
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/47	3,610	3,943
North Carolina Turnpike Authority Revenue (Monroe Expressway Toll)	5.000%	7/1/51	4,800	5,196
				76,126
Ohio (1.7%)
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,060
Allen County OH Hospital Facilities Revenue (Catholic Healthcare Partners) VRDO	0.900%	5/1/17 LOC	13,400	13,400
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	4.000%	2/15/33	2,530	2,623
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	3,065	3,388
American Municipal Power Ohio Inc. Revenue (Hydroelectric Projects)	5.000%	2/15/41	5,000	5,528
Bowling Green State University Ohio Student Housing Revenue
(CFP I LLC - State University Project)	5.750%	6/1/31	5,000	5,298
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.250%	6/1/37	5,000	4,995
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.000%	6/1/42	12,960	12,660
Buckeye Tobacco Settlement Financing Authority Ohio Revenue	6.500%	6/1/47	10,545	10,574
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	6.375%	4/1/36	3,750	4,215
Butler County OH Hospital Facilities Revenue (Kettering Health Network)	5.625%	4/1/41	5,000	5,461
Butler County OH Hospital Facilities Revenue (UC Health)	5.250%	11/1/29	3,380	3,731
Butler County OH Hospital Facilities Revenue (UC Health)	5.000%	11/15/45	8,810	9,679
Dayton-Montgomery County OH Port Authority Revenue (StoryPoint Troy Project)	7.125%	1/15/50	10,000	10,102
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/36	1,500	1,569
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/46	2,100	2,176
Hamilton County OH Healthcare Revenue (Life Enriching Communities)	5.000%	1/1/51	5,400	5,588
Hamilton County OH Hospital Facilities Revenue (TriHealth Obligated Group)	5.000%	8/15/42	15,000	16,670
Hamilton County OH Hospital Facilities Revenue (UC Health)	5.000%	2/1/44	440	475
JobsOhio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/38	7,280	8,046
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	5.250%	11/15/27	7,500	8,475
Lucas County OH Hospital Revenue (ProMedica Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,456
Montgomery County OH Revenue (Miami Valley Hospital) VRDO	0.880%	5/1/17 LOC	2,600	2,600
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project)	5.625%	6/1/18	350	339
Ohio Air Quality Development Authority Pollution Control Revenue
(FirstEnergy Generation Corp. Project) PUT	3.100%	3/1/19	5,250	2,310
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	3,590	3,929
Ohio Hospital Revenue (University Hospitals Health System Inc.)	5.000%	1/15/41	10,250	10,935
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	12/31/39	3,540	3,790
Ohio Private Activity Revenue (Portsmouth Gateway Group LLC)	5.000%	6/30/53	4,000	4,219
Penta Career Center Ohio COP	5.250%	4/1/26	3,505	3,915
Penta Career Center Ohio COP	5.250%	4/1/27	3,490	3,884
Wood County OH Hospital Facilities Revenue (Wood County Hospital)	5.000%	12/1/32	3,000	3,140
				188,230
Oklahoma (0.4%)
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/28	1,000	1,138
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/30	1,900	2,131
Norman OK Regional Hospital Authority Revenue	5.000%	9/1/31	1,000	1,115
2 Norman OK Regional Hospital Authority Revenue	5.000%	9/1/37	7,390	7,983
Oklahoma Housing Finance Agency Single Family Mortgage Revenue
(Homeownership Loan Program)	5.950%	9/1/37	40	40
Oklahoma Municipal Power Authority Power Supply System Revenue	6.000%	1/1/18 (Prere.)	4,500	4,655
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/30	965	1,112
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/35	580	597
Oklahoma Municipal Power Authority Power Supply System Revenue	4.000%	1/1/36	295	302
Oklahoma Municipal Power Authority Power Supply System Revenue	5.000%	1/1/38	3,500	3,880
Oklahoma Turnpike Authority Revenue	4.000%	1/1/34	4,000	4,194
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	9,500	10,802
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/28	540	590
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/29	400	434
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/31	1,870	2,005
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.000%	11/15/32	700	746

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/37	1,000	1,075
Tulsa County OK Industrial Authority Senior Living Community Revenue (Montereau Inc.)	5.250%	11/15/45	2,250	2,394
				45,193
Oregon (0.6%)
Clackamas County GO School District No. 12 North Clackamas GO	5.000%	6/15/34	10,000	11,793
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/30	2,110	2,554
Clackamas County OR School District No. 12 North Clackamas GO	5.000%	6/15/32	3,635	4,336
Oregon Facilities Authority Revenue (Samaritan Health Services Project)	5.000%	10/1/32	1,800	1,988
Oregon Health & Science University Revenue	5.750%	7/1/19 (Prere.)	6,750	7,426
Oregon Housing & Community Service Department Single Family Mortgage Revenue	4.000%	7/1/44	2,235	2,327
Port of Portland OR International Airport Revenue	5.000%	7/1/34	3,160	3,541
Port of Portland OR International Airport Revenue	5.000%	7/1/37	2,870	3,228
Port of Portland OR International Airport Revenue	5.000%	7/1/42	5,000	5,580
Port of Portland OR International Airport Revenue	5.000%	7/1/47	5,000	5,536
Salem OR Hospital Facilities Authority Revenue (Salem Health Project)	5.000%	5/15/46	8,000	8,800
Tri-County Metropolitan Transportation District of Oregon Payroll Tax Revenue	5.000%	9/1/41	5,000	5,774
Yamhill County OR Hospital Authority Revenue (Friendsview Manor)	5.000%	11/15/46	2,250	2,269
				65,152
Pennsylvania (6.4%)
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	3,265	3,575
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/30	500	536
Allegheny County PA Higher Education Building Authority University Revenue
(Chatham University)	5.000%	9/1/35	2,165	2,285
Allegheny County PA Higher Education Building Authority University Revenue
(Duquesne University)	5.000%	3/1/27	1,635	1,923
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/31 (4)	1,000	1,071
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/32 (4)	1,385	1,474
Allegheny County PA Sanitary Authority Sewer Revenue	4.000%	12/1/33 (4)	2,000	2,114
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/30	2,650	2,825
Allentown PA Neighborhood Improvement Zone Development Authority Tax Revenue	5.000%	5/1/42	14,500	15,046
Beaver County PA Industrial Development Authority Pollution Control Revenue
(FirstEnergy Generation Project) PUT	2.700%	4/2/18	12,000	5,280
2 Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/42	4,000	4,494
2 Capital Region Water Pennsylvania Sewer System Revenue	5.000%	7/15/47	12,290	13,749
Cumberland County PA Municipal Authority Revenue
(Asbury Pennsylvania CCRC Obligated Group)	5.250%	1/1/41	4,000	4,048
Doylestown PA Hospital Authority Revenue	5.000%	7/1/41	3,500	3,703
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/35	1,060	1,116
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/39	1,625	1,693
East Hempfield Township PA Industrial Development Authority Revenue
(Millersville University Student Housing Project)	5.000%	7/1/46	3,175	3,295
1 Geisinger Authority Health System Pennsylvania Revenue (Geisinger Health System) PUT	1.737%	6/1/24	18,500	18,309
Lancaster County PA Hospital Authority Health System Revenue
(University of Pennsylvania Health System)	5.000%	8/15/46	7,000	7,768
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.125%	7/1/37	1,500	1,579
Lancaster County PA Hospital Authority Revenue (Brethren Village Project)	5.250%	7/1/41	1,500	1,586
Lancaster County PA Hospital Authority Revenue (University of Pennsylvania Health System)	5.000%	8/15/36	1,000	1,122
Lehigh County PA Authority Water & Sewer Revenue	5.000%	12/1/43	4,285	4,695
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.125%	7/1/32	2,710	2,773
Lehigh County PA General Purpose Authority Revenue
(Bible Fellowship Church Homes Inc. Project)	5.250%	7/1/42	4,000	4,083
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/33	2,940	3,001
Lehigh County PA General Purpose Hospital Authority Revenue (Lehigh Valley Health Network)	4.000%	7/1/35	10,000	10,115
Monroeville PA Finance Authority Revenue (UPMC Health System)	5.000%	2/15/30	4,000	4,440
Montgomery County PA Higher Education & Health Authority Revenue (Arcadia University)	5.750%	4/1/40	3,530	3,833
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.000%	11/1/38	5,060	5,338
Montgomery County PA Higher Education & Health Authority Revenue (Ursinus College)	5.250%	11/1/42	3,640	3,908
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/36	11,250	11,998
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/45	10,000	10,577
Montgomery County PA Industrial Development Authority Health Services Revenue
(Albert Einstein Healthcare Network)	5.250%	1/15/46	1,700	1,798
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/35	2,670	2,991
Montgomery County PA Industrial Development Authority Revenue
(Philadelphia Presbyterian Homes Inc. Project)	7.000%	12/1/40	2,500	2,782

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.250%	1/1/40	5,000	4,941
Montgomery County PA Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Inc.)	5.375%	1/1/50	10,000	9,938
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.000%	7/1/45	1,600	1,694
Moon Industrial Development Authority Pennsylvania Revenue
(Baptist Home Society Obligated Group)	6.125%	7/1/50	15,000	15,877
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	6,500	6,878
Northampton County PA General Purpose Authority Hospital Revenue (St. Luke’s Hospital Project)	5.500%	8/15/18 (Prere.)	5,000	5,291
Northeastern Pennsylvania Hospital & Educational Authority Revenue (Wilkes University Project)	5.000%	3/1/37	765	811
Pennsylvania Economic Development Financing Authority Exempt Facilities Revenue
(National Gypsum Co.)	5.500%	11/1/44	5,000	5,314
Pennsylvania Economic Development Financing Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	11,140	11,218
Pennsylvania Economic Development Financing Authority Revenue (PA Bridges Financing Corp.)	5.000%	12/31/38	4,000	4,352
Pennsylvania Economic Development Financing Authority Revenue
(Rapid Bridge Replacement Project)	5.000%	12/31/25	225	259
Pennsylvania Economic Development Financing Authority Revenue
(Rapid Bridge Replacement Project)	5.000%	12/31/29	10,000	11,243
Pennsylvania GO	5.000%	8/1/32	8,235	9,183
Pennsylvania GO	5.000%	8/1/33	6,440	7,152
Pennsylvania Higher Educational Facilities Authority Revenue
(Foundation for Indiana University of Pennsylvania Student Housing)	5.000%	7/1/41	2,275	2,444
3 Pennsylvania Higher Educational Facilities Authority Revenue (Higher Education System)
TOB VRDO	0.960%	5/5/17	7,560	7,560
Pennsylvania Higher Educational Facilities Authority Revenue (Thomas Jefferson University)	5.250%	9/1/50	15,120	16,680
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	720	779
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	3,270	3,539
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	6,865	7,423
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	4,000	4,735
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27	30,000	35,046
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/30	10,000	11,398
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/31	10,000	11,335
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	9,200	10,249
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/33	5,000	5,570
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/33	4,000	4,656
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/37	6,245	6,814
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39	12,000	13,156
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/39	8,000	6,516
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/39	13,000	14,505
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	11,225	12,395
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	6,400	7,033
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	16,415	17,847
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	17,000	18,470
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/41	5,000	5,514
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/45	3,500	3,921
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	10,530	11,360
Philadelphia PA Authority for Industrial Development Revenue (Cultural & Commercial Corridors)	5.000%	12/1/27	5,000	5,742
Philadelphia PA Authority for Industrial Development Revenue (Thomas Jefferson University)	5.000%	9/1/42	6,600	7,256
Philadelphia PA Authority for Industrial Development Revenue (University of Sciences)	5.000%	11/1/47	12,000	12,982
Philadelphia PA Gas Works Revenue	5.000%	8/1/26	3,455	3,993
Philadelphia PA Gas Works Revenue	5.000%	8/1/27	2,000	2,296
Philadelphia PA Gas Works Revenue	5.000%	8/1/28	2,000	2,276
Philadelphia PA Gas Works Revenue	5.000%	10/1/30	4,200	4,780
Philadelphia PA Gas Works Revenue	5.000%	10/1/32	3,335	3,754
Philadelphia PA Gas Works Revenue	5.000%	8/1/33	1,000	1,107
Philadelphia PA Gas Works Revenue	5.000%	8/1/34	1,000	1,102
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	1,845	1,884
Philadelphia PA Gas Works Revenue	4.000%	10/1/36	1,750	1,783
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/36	5,850	6,272
Philadelphia PA Hospitals & Higher Education Facilities Authority Hospital Revenue
(Temple University Health System Obligated Group)	5.625%	7/1/42	7,930	8,475
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	5	5
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	12,765	13,616
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	15	16
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	10	11
Philadelphia PA School District GO	6.000%	9/1/18 (Prere.)	190	203

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	3,500	3,887
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/42	7,850	8,864
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/45	7,000	7,750
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/47	25,035	28,070
Philadelphia PA Water & Waste Water Revenue	5.000%	10/1/52	2,500	2,783
Philadelphia PA Water & Waste Water Revenue	5.250%	10/1/52	7,000	7,996
Pittsburgh & Allegheny County PA Sports & Exhibition Authority Lease Revenue VRDO	0.990%	5/5/17 (4)	5,750	5,750
Pittsburgh PA GO	5.000%	9/1/25	500	596
Pittsburgh PA GO	5.000%	9/1/27	500	601
Pittsburgh PA GO	5.000%	9/1/28	565	674
Pittsburgh PA GO	4.000%	9/1/32	500	526
Pittsburgh PA GO	4.000%	9/1/33	500	522
Pocono Mountains Industrial Park Authority Pennsylvania Hospital Revenue
(St. Luke’s Hospital Obligated Group)	5.000%	8/15/40	8,125	8,709
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/36	4,000	3,971
Scranton-Lackawanna PA Health & Welfare Authority Revenue (Marywood University Project)	5.000%	6/1/46	7,875	7,628
Susquehanna PA Area Regional Airport Authority System Revenue	4.000%	1/1/33	10,000	9,628
3 Westmoreland County PA Industrial Development Authority Revenue	4.720%	7/1/35	35,000	35,805
				715,348
Puerto Rico (0.4%)
Puerto Rico Aqueduct & Sewer Authority Revenue	5.125%	7/1/37	4,905	3,875
Puerto Rico Aqueduct & Sewer Authority Revenue	5.250%	7/1/42	14,200	11,218
Puerto Rico Sales Tax Financing Corp. Revenue	5.000%	8/1/40	19,575	12,751
Puerto Rico Sales Tax Financing Corp. Revenue	5.250%	8/1/40	19,080	12,428
Puerto Rico Sales Tax Financing Corp. Revenue	5.750%	8/1/57	9,485	6,175
				46,447
Rhode Island (0.7%)
Rhode Island Commerce Corp. Airport Revenue	5.000%	7/1/41	1,000	1,104
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/42	2,000	2,215
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(Providence College)	5.000%	11/1/47	8,350	9,213
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/28	2,505	2,942
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/29	5,170	5,983
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	5.000%	9/15/30	2,105	2,427
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/31	1,000	1,056
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/32	1,250	1,311
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/33	1,350	1,408
Rhode Island Health & Educational Building Corp. Higher Education Facilities Revenue
(University of Rhode Island)	4.000%	9/15/34	1,325	1,374
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/31	4,500	4,873
Rhode Island Health & Educational Building Corp. Hospital Financing Revenue
(Care New England Health System Obligated Group)	5.000%	9/1/36	8,500	9,027
Rhode Island Health & Educational Building Corp. Providence Public Schools Revenue
(Providence Public Buildings Authority)	5.000%	5/15/27 (4)	10,040	11,625
2 Rhode Island Student Loan Authority Student Loan Revenue	3.800%	12/1/31	3,000	3,013
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/29	4,530	4,979
Tobacco Settlement Financing Corp. Rhode Island Revenue	5.000%	6/1/30	4,000	4,369
Tobacco Settlement Financing Corp. Rhode Island Revenue	2.250%	6/1/41	10,580	10,601
				77,520
South Carolina (0.9%)
Lexington County SC Health Services District Inc. Hospital Revenue	5.000%	11/1/41	10,000	11,053
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,398
South Carolina Jobs Economic Development Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,235	1,235
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/25	1,980	2,324
South Carolina Jobs Economic Development Authority Hospital Revenue (AnMed Health Project)	5.000%	2/1/26	2,285	2,695
South Carolina Jobs Economic Development Authority Hospital Revenue (Conway Hospitals Inc.)	5.250%	7/1/47	7,500	8,267
South Carolina Jobs Economic Development Authority Revenue (Care Alliance Health Services)	5.250%	8/15/46	15,000	16,640
South Carolina Ports Authority Revenue	5.250%	7/1/55	10,245	11,163
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	1,190	1,279
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	13,810	14,840
South Carolina Public Service Authority Revenue	5.000%	12/1/35	7,940	8,509

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina Public Service Authority Revenue	5.000%	12/1/38	5,335	5,648
South Carolina Public Service Authority Revenue	5.000%	12/1/39	5,000	5,324
South Carolina Public Service Authority Revenue	5.000%	12/1/50	4,000	4,237
				104,612
South Dakota (0.2%)
South Dakota Building Authority Revenue	5.000%	6/1/38	4,000	4,478
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/37	10,000	10,860
South Dakota Health & Educational Facilities Authority Revenue (Sanford Health)	5.000%	11/1/44	5,000	5,392
				20,730
Tennessee (1.2%)
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/31	1,700	1,765
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/37	375	381
Blount County TN Health & Educational Facilities Board Revenue (Asbury Inc.)	5.000%	1/1/47	2,125	2,131
Chattanooga TN Health Educational & Housing Facility Board Revenue (Catholic Health Initiatives)	5.250%	1/1/45	6,500	6,808
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/39	7,600	7,989
Chattanooga-Hamilton County TN Hospital Authority Hospital Revenue	5.000%	10/1/44	10,280	10,773
Clarksville TN Public Building Authority Revenue (Morristown) VRDO	0.980%	5/1/17 LOC	4,000	4,000
Clarksville TN Public Building Authority Revenue (Pooled Financing) VRDO	0.980%	5/1/17 LOC	4,770	4,770
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/40	4,000	4,451
Metropolitan Government of Nashville & Davidson County TN Health
& Educational Facilities Board Revenue (Vanderbilt University)	5.000%	7/1/46	5,000	5,522
Montgomery County TN Public Building Authority Pooled Financial Revenue
(Tennessee County Loan Pool) VRDO	0.980%	5/1/17 LOC	19,300	19,300
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/19	7,280	7,895
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/21	2,320	2,606
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/22	1,010	1,135
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/22	6,285	7,232
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/23	2,190	2,474
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/23	1,665	1,926
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/24	5,790	6,596
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/24	8,060	9,403
Tennessee Energy Acquisition Corp. Gas Revenue	5.250%	9/1/26	3,535	4,188
Tennessee Energy Acquisition Corp. Gas Revenue	5.000%	2/1/27	16,325	19,069
Tennessee Housing Development Agency Homeownership Program Revenue	4.500%	1/1/38	940	991
Tennessee Housing Development Agency Residential Finance Program Revenue	4.000%	7/1/39	3,245	3,431
				134,836
Texas (8.8%)
Austin TX Airport System Revenue	5.000%	11/15/26	1,000	1,155
Austin TX Airport System Revenue	5.000%	11/15/31	1,035	1,187
Austin TX Airport System Revenue	5.000%	11/15/33	1,155	1,314
Austin TX Airport System Revenue	5.000%	11/15/35	1,255	1,413
Austin TX Airport System Revenue	5.000%	11/15/37	1,410	1,578
Austin TX Airport System Revenue	5.000%	11/15/39	4,370	4,789
Austin TX Airport System Revenue	5.000%	11/15/41	2,000	2,226
Austin TX Airport System Revenue	5.000%	11/15/46	5,000	5,548
Brownsville TX Utility System Revenue	4.000%	9/1/30	10,000	10,442
Central Texas Regional Mobility Authority Revenue	6.250%	1/1/21 (Prere.)	1,500	1,761
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/32	4,090	2,218
Central Texas Regional Mobility Authority Revenue	0.000%	1/1/33	3,000	1,532
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	6,590	7,087
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/33	1,300	1,450
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/34	1,350	1,498
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/35	1,650	1,848
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/36	1,375	1,536
Central Texas Regional Mobility Authority Revenue	4.000%	1/1/41	6,000	5,909
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/43	750	805
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/45	1,000	1,101
Central Texas Regional Mobility Authority Revenue	5.000%	1/1/46	7,000	7,741
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/41	8,000	9,042
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/26	10,000	11,105
Dallas-Fort Worth TX International Airport Revenue	5.250%	11/1/26	1,530	1,761
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/32	7,200	7,890
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	7,000	7,648
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/35	3,760	4,118
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	7,085	7,544
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/38	21,275	22,871
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	16,785	18,000
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/42	10,000	10,724
Dallas-Fort Worth TX International Airport Revenue	5.000%	11/1/43	11,000	11,671

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Grand Parkway Transportation Corp. Texas System Toll Revenue	0.000%	10/1/34	19,500	17,191
Grand Parkway Transportation Corp. Texas System Toll Revenue	5.250%	10/1/51	8,000	9,201
Harris County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Memorial Hermann Healthcare System)	5.000%	12/1/31	8,000	8,892
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(Methodist Hospital System) VRDO	0.870%	5/1/17	6,600	6,600
Harris County TX Cultural Education Facilities Finance Corp. Revenue
(YMCA of the Greater Houston Area)	5.000%	6/1/38	2,500	2,645
Harris County TX Sports Authority Revenue	5.000%	11/15/31	500	562
Harris County TX Sports Authority Revenue	5.000%	11/15/32	500	560
Harris County TX Sports Authority Revenue	5.000%	11/15/34	1,100	1,223
Hays County TX Special Assessment Revenue	7.000%	9/15/45	4,500	4,464
Houston TX Airport System Revenue	5.000%	7/15/30	11,605	12,435
Houston TX Airport System Revenue	5.000%	7/1/32	5,000	5,413
Houston TX Airport System Revenue	5.000%	7/15/35	5,000	5,259
Houston TX Airport System Revenue	5.500%	7/1/39	5,010	5,256
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	4.750%	7/1/24	17,500	18,820
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	5.000%	7/1/29	23,150	24,632
Houston TX Airport System Special Facilities Revenue
(Continental Airlines Inc. Terminal Improvement Projects)	6.500%	7/15/30	4,000	4,393
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	224
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	16
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	10	11
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,432
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	10,773
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,765	5,119
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/28	1,400	1,652
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/29	1,035	1,212
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/30	1,375	1,599
Lower Colorado River Authority Texas Transmission Contract Revenue
(LCRA Transmission Services Corp.)	5.000%	5/15/45	9,500	10,548
Lubbock TX Independent School District GO	5.750%	2/15/19 (Prere.)	4,500	4,874
Mesquite TX Health Facilities Development Corp. Retirement Facility Revenue
(Christian Care CentersInc. Project)	5.125%	2/15/42	2,750	2,811
Mission TX Economic Development Corp. Revenue (Natgasoline Project)	5.750%	10/1/31	10,000	10,481
New Hope TX Cultural Education Facilities FinanceCorp. First Mortgage Revenue
(Morningside Ministries Project)	6.500%	1/1/43	4,370	4,854
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Carillon Life Care Community Project)	5.000%	7/1/36	1,950	1,917
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Carillon Life Care Community Project)	5.000%	7/1/46	2,250	2,163
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/36	4,605	4,789
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/46	3,000	3,038
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Legacy at Willow Bend Retirement Community Project)	5.000%	11/1/51	4,750	4,822
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	3.000%	11/15/21	800	780
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/31	850	871
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/36	550	562
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.000%	11/15/46	3,200	3,241
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/46	1,500	1,392
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(MRC Crestview Project)	5.500%	11/15/52	1,150	1,046
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/31	1,000	1,070
New Hope TX Cultural Education Facilities FinanceCorp. Retirement Facilities Revenue
(Westminster Manor Project)	5.000%	11/1/40	1,000	1,037
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/35	1,500	1,587

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/39	2,250	2,353
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/46	3,765	3,921
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Tarleton State University Project)	5.000%	4/1/47	4,000	4,183
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/35	4,200	4,463
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	16,500	17,300
New Hope TX Cultural Education Facilities FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	4/1/48	2,500	2,632
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	5,860	6,299
North East TX Regional Mobility Authority Revenue	5.000%	1/1/41	990	1,059
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	4,150	4,430
North East TX Regional Mobility Authority Revenue	5.000%	1/1/46	7,700	8,259
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	5,640	5,819
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	1,505	1,553
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	29,000	29,944
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	7,350	7,954
North Texas Tollway Authority System Revenue	6.250%	1/1/19 (Prere.)	12,585	13,671
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,274
North Texas Tollway Authority System Revenue	6.000%	1/1/28	1,690	1,825
North Texas Tollway Authority System Revenue	5.000%	1/1/30	10,000	11,622
North Texas Tollway Authority System Revenue	5.000%	1/1/30	6,250	7,143
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	7,941
North Texas Tollway Authority System Revenue	5.000%	1/1/32	13,020	14,369
North Texas Tollway Authority System Revenue	5.625%	1/1/33	1,000	1,027
North Texas Tollway Authority System Revenue	6.250%	1/1/39	2,895	3,111
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	5,855
3 Port Arthur TX Independent School District GO TOB VRDO	0.930%	5/5/17 (12)	9,125	9,125
Red River TX Education Finance Corp. Revenue (Edwards University Project)	5.000%	6/1/46	2,250	2,408
Red River TX Education Finance Corp. Revenue (Houston Baptist University Project)	5.500%	10/1/46	4,250	4,666
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/20	1,180	1,316
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/24	7,675	9,066
SA Energy Acquisition Public Facility Corp. Texas Gas Supply Revenue	5.500%	8/1/25	1,000	1,192
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Air Force Villages Project)	5.000%	5/15/37	6,000	6,013
Tarrant County TX Cultural Education Facilities Finance Corp. Hospital Revenue
(Air Force Villages Project)	5.000%	5/15/45	10,000	9,845
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	3,825	3,442
Tarrant County TX Cultural Education Facilities Finance Corp. Retirement Facilities Revenue
(Stayton at Museum Way Project)	8.250%	11/15/44	4,000	4,243
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/19	10,000	10,858
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/20	15,400	17,041
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/21	1,120	1,278
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/23	1,120	1,264
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/24	1,645	1,844
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/24	7,500	8,721
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/25	16,500	18,315
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/26	3,050	3,365
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.250%	12/15/26	6,995	8,232
Texas Municipal Gas Acquisition & Supply Corp. Revenue	6.250%	12/15/26	14,935	18,023
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/27	3,650	4,010
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/28	2,970	3,247
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/29	4,355	4,737
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/30	425	460
Texas Municipal Gas Acquisition & Supply Corp. Revenue	5.000%	12/15/32	6,480	6,959
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	44,225	44,072
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	50	50
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	12/31/31	3,705	4,224
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/32	20,000	23,133
Texas Private Activity Surface Transportation Corp. Revenue	7.500%	6/30/33	10,000	11,531
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	12/31/38	12,500	14,243
Texas Private Activity Surface Transportation Corp. Revenue	6.875%	12/31/39	23,525	26,488
Texas Private Activity Surface Transportation Corp. Revenue	7.000%	6/30/40	2,640	2,992
Texas Private Activity Surface Transportation Corp. Revenue	6.750%	6/30/43	24,790	28,581
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/40	4,450	4,807
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/45	5,000	5,341
Texas Private Activity Surface Transportation Corp. Revenue (Blueridge Transportation Group)	5.000%	12/31/50	6,000	6,385

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/33	2,780	3,082
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/34	31,900	35,216
Texas Transportation Commission Turnpike System Revenue	5.000%	8/15/37	17,925	19,618
Westlake TX Special Assessment Revenue	6.250%	9/1/40	2,500	2,421
Westlake TX Special Assessment Revenue	6.375%	9/1/45	2,500	2,424
				975,269
Utah (0.8%)
Salt Lake City UT Airport Revenue	5.000%	7/1/42	16,000	18,083
Salt Lake City UT Airport Revenue	5.000%	7/1/47	28,000	31,466
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/29	4,475	5,025
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/30	3,700	4,145
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/31	4,685	5,230
Utah Associated Municipal Power Systems Revenue (Horse Butte Wind Project)	5.000%	9/1/32	3,500	3,892
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/29	1,265	1,360
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	4,500	4,813
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/31	4,000	4,255
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/42	11,840	12,876
				91,145
Vermont (0.3%)
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/41	6,800	7,145
Vermont Educational & Health Buildings Financing Agency Revenue (Champlain College Project)	5.000%	10/15/46	5,800	6,072
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/37	1,500	1,655
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/38	1,750	1,929
Vermont Educational & Health Buildings Financing Agency Revenue
(University of Vermont Health Network)	5.000%	12/1/39	1,130	1,243
Vermont Housing Finance Agency Revenue	4.125%	11/1/42	1,540	1,592
1 Vermont Student Assistance Corp. Education Loan Revenue	4.150%	12/3/35	10,000	10,489
				30,125
Virgin Islands (0.1%)
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/29	3,500	3,722
Virgin Islands Port Authority Marine Revenue	5.000%	9/1/33	2,250	2,363
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/30	5,000	5,466
Virgin Islands Public Finance Authority Revenue	5.000%	9/1/33	3,000	3,229
				14,780
Virginia (1.4%)
3 Alexandria VA Redevelopment & Housing Authority Multi-Family Housing Mortgage Revenue
(Portals West Apartment)	8.250%	4/1/32 (ETM)	415	539
Ballston Quarter VA Community Development Authority Revenue	5.500%	3/1/46	2,500	2,426
Chesapeake Bay VA Bridge & Tunnel District Revenue	5.000%	7/1/51	13,500	14,832
Chesapeake VA Toll Road Revenue	0.000%	7/15/40	7,800	6,105
Chesterfield County VA Economic Development Authority Retirement Facilities Revenue
(Brandermill Woods Project)	5.125%	1/1/43	4,750	4,789
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/29	1,425	1,584
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/30	2,000	2,205
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/31	1,155	1,264
Fredericksburg VA Economic Development Authority Hospital Facilities Revenue
(Mary Washington Healthcare Obligated Group)	5.000%	6/15/33	1,000	1,081
Hanover County VA Economic Development Authority Residential Care Facility Revenue
(Covenant Woods)	5.000%	7/1/42	5,550	5,570
Lexington VA Industrial Development Authority Residential Care Facility Revenue
(Kendall at Lexington Corp.)	4.000%	1/1/31	750	759
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/31	5,000	5,261
Newport News VA Economical Development Authority Residential Care Facilities Revenue	5.000%	12/1/38	10,000	10,323
3 Newport News VA Industrial Development Authority Health System Revenue	5.330%	7/1/45	17,000	17,560
Prince William County VA Industrial Development Agency Revenue
(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/31	1,700	1,755
Prince William County VA Industrial Development Agency Revenue
(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/37	1,000	1,012
Prince William County VA Industrial Development Agency Revenue
(Westminster Presbyterian Retirement Community Inc.)	5.000%	1/1/46	4,000	4,015
Tobacco Settlement Financing Corp. Virginia Revenue	5.200%	6/1/46	3,000	2,907
University of Virginia Revenue	4.000%	4/1/40	5,000	5,298
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/30	1,000	1,079
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/35	1,295	1,351
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.250%	7/1/35	2,000	2,121

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	1,755	1,805
Virginia College Building Authority Educational Facilities Revenue (Marymount University Project)	5.000%	7/1/45	8,000	8,226
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.250%	1/1/32	12,670	13,683
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	6.000%	1/1/37	12,310	13,820
Virginia Small Business Financing Authority Revenue (Elizabeth River Crossings Project)	5.500%	1/1/42	13,350	14,571
Virginia Small Business Financing Authority Revenue (Express Lanes LLC)	5.000%	7/1/34	11,500	12,113
				158,054
Washington (1.3%)
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/25	2,500	2,839
Chelan County WA Public Utility District No. 1 Consolidated System Revenue (Chelan Hydro)	5.500%	7/1/26	4,000	4,524
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,386
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	9,855
Port of Seattle WA Revenue	5.000%	4/1/33	2,500	2,788
Port of Seattle WA Revenue	5.000%	4/1/35	6,150	6,804
Port of Seattle WA Revenue	5.000%	4/1/40	5,000	5,483
Port of Tacoma WA Revenue	5.000%	12/1/37	8,835	9,907
Port of Tacoma WA Revenue	5.000%	12/1/38	9,275	10,384
Snohomish County WA School District No. 4 (Lake Stevens) GO	4.000%	12/1/29	1,785	1,958
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/30	9,060	9,737
Tobacco Settlement Authority Washington Revenue	5.250%	6/1/31	5,000	5,393
Washington Health Care Facilities Authority Revenue
(Central Washington Health Services Association)	5.000%	7/1/39	4,500	4,750
Washington Health Care Facilities Authority Revenue (MultiCare Health System)	5.500%	8/15/18 (Prere.)	10,000	10,563
Washington Health Care Facilities Authority Revenue (MultiCare Health System) VRDO	0.880%	5/1/17 LOC	9,000	9,000
Washington Health Care Facilities Authority Revenue (Providence Health & Services) VRDO	0.900%	5/5/17	3,900	3,900
Washington Health Care Facilities Authority Revenue (Seattle Cancer Care Alliance)	5.000%	3/1/38	10,000	11,013
Washington Higher Education Facilities Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,338
Washington Higher Education Facilities Authority Revenue (Whitworth University Project)	5.000%	10/1/40	4,040	4,421
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	6.750%	7/1/35	820	812
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/45	2,000	1,962
Washington Housing Finance Commission Multi-Family Housing Revenue
(Heron’s Key Obligated Group)	7.000%	7/1/50	2,000	1,963
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/36	2,125	2,151
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/46	3,250	3,255
Washington Housing Finance Commission Multi-Family Housing Revenue
(Presbyterian Retirement Communities Northwest Obligated Group)	5.000%	1/1/51	7,300	7,171
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/31	1,910	1,941
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/36	1,000	1,004
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/41	1,100	1,076
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/46	2,500	2,425
Washington Housing Finance Commission Revenue (Wesley Homes Lea Hill Project)	5.000%	7/1/51	3,800	3,632
				149,435
West Virginia (0.4%)
West Virginia Economic Development Authority Energy Revenue
(Morgantown Energy Associates Project)	2.875%	12/15/26	5,795	5,543
West Virginia Economic Development Authority Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,735
West Virginia Hospital Finance Authority Hospital Revenue (Charleston Area Medical Center Inc.)	5.625%	9/1/32	6,000	6,383
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/19 (Prere.)	400	436
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.375%	6/1/38	5,000	5,586
West Virginia Hospital Finance Authority Hospital Revenue
(United Health System Obligated Group)	5.500%	6/1/44	5,000	5,591
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44	2,000	2,157
West Virginia Hospital Finance Authority Hospital Revenue
(Valley Health System Obligated Group)	5.000%	1/1/44	2,250	2,431
West Virginia Hospital Finance Authority Hospital Revenue
(West Virginia University Health System Obligated Group)	5.000%	6/1/42	3,500	3,858
West Virginia Hospital Finance Authority Hospital Revenue
(West Virginia University Health System Obligated Group)	5.000%	6/1/47	6,985	7,669
				42,389
Wisconsin (2.6%)
Platteville WI Redevelopment Authority Revenue (Platteville Real Estate)	5.000%	7/1/42	3,000	3,098
University of Wisconsin Hospitals & Clinics Authority Revenue	5.000%	4/1/26	2,410	2,770

High-Yield Tax-Exempt Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/19 (Prere.)	1,610	1,768
Wisconsin General Fund Annual Appropriation Revenue	6.000%	5/1/27	15,390	16,870
Wisconsin GO	6.250%	5/1/19 (Prere.)	20,200	22,281
Wisconsin GO	5.000%	5/1/31	8,000	9,380
Wisconsin GO	5.000%	5/1/31	4,670	5,436
Wisconsin Health & Educational Facilities Authority Revenue (Agnesian HealthCare Inc.)	5.500%	7/1/40	5,675	6,164
Wisconsin Health & Educational Facilities Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,650
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/33	1,105	1,188
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/36	625	663
Wisconsin Health & Educational Facilities Authority Revenue (Beloit College)	5.000%	7/1/39	1,550	1,635
Wisconsin Health & Educational Facilities Authority Revenue
(Children’s Hospital of Wisconsin Inc.)	5.375%	8/15/37	5,000	5,368
Wisconsin Health & Educational Facilities Authority Revenue (Gundersen Lutheran)	5.250%	10/15/39	6,765	7,370
Wisconsin Health & Educational Facilities Authority Revenue (Marquette University)	5.000%	10/1/46	20,425	22,762
Wisconsin Health & Educational Facilities Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/22 (Prere.)	5,500	6,462
Wisconsin Health & Educational Facilities Authority Revenue (ProHealth Care Obligated Group)	5.000%	8/15/39	20,000	21,930
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/34	9,300	10,325
Wisconsin Health & Educational Facilities Authority Revenue (ThedaCare Inc. Obligated Group)	5.000%	12/15/44	3,155	3,432
Wisconsin Public Finance Authority Airport Facilities Revenue (AFCO Investors II Portfolio)	5.000%	10/1/23	7,500	7,425
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/22	9,835	10,532
3 Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	3,050	3,296
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.250%	7/1/28	12,000	12,886
3 Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	4,500	4,618
Wisconsin Public Finance Authority Airport Facilities Revenue (TRIPS Obligated Group)	5.000%	7/1/42	6,825	7,004
Wisconsin Public Finance Authority CCRC Revenue (Glenridge on Palmer Ranch Inc. Project)	8.250%	6/1/46	14,500	17,188
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	5.250%	4/1/30	10,000	10,588
Wisconsin Public Finance Authority Exempt Facilities Revenue (National Gypsum Co.)	4.000%	8/1/35	7,000	6,641
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/31	3,000	3,398
Wisconsin Public Finance Authority Hospital Revenue (Renown Regional Medical Center)	5.000%	6/1/32	4,745	5,350
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/22	1,425	1,502
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/23	1,000	1,052
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.000%	6/1/36	1,500	1,466
Wisconsin Public Finance Authority Revenue (Bancroft Neurohealth Obligated Group)	5.125%	6/1/48	5,000	4,860
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	5.000%	12/1/25	5,000	5,523
Wisconsin Public Finance Authority Revenue (Celanese Corp.)	4.300%	11/1/30	7,210	7,252
Wisconsin Public Finance Authority Revenue (Church Home of Hartford Inc.)	5.000%	9/1/38	4,050	4,097
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.000%	11/15/22	2,200	2,206
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.500%	11/15/23	1,600	1,605
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	3.950%	11/15/24	1,250	1,255
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/37	1,000	1,054
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/42	1,230	1,291
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/47	1,225	1,277
Wisconsin Public Finance Authority Senior Living Revenue (Mary’s Woods at Marylhurst Inc.)	5.250%	5/15/52	2,300	2,385
Wisconsin Public Finance Authority Student Housing Revenue
(Western Carolina University Project)	5.250%	7/1/47	3,250	3,440
				289,743
Wyoming (0.2%)
Sublette County WY Pollution Control Revenue (ExxonMobil Project) VRDO	0.860%	5/1/17	16,435	16,435
Total Tax-Exempt Municipal Bonds (Cost $10,640,381)				10,918,981

			Shares
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
5 Vanguard Municipal Cash Management Fund (Cost $135,913)	0.895%		1,359,132	135,913
Total Investments (99.3%) (Cost $10,776,294)				11,054,894

High-Yield Tax-Exempt Fund

Amount
($000)
Other Assets and Liabilities (0.7%)
Other Assets
Investment in Vanguard	739
Receivables for Investment Securities Sold	31,742
Receivables for Accrued Income	152,456
Receivables for Capital Shares Issued	9,092
Other Assets	2,037
Total Other Assets	196,066
Liabilities
Payables for Investment Securities Purchased	(88,296)
Payables for Capital Shares Redeemed	(6,411)
Payables for Distributions	(10,338)
Payables to Vanguard	(8,462)
Other Liabilities	(1,009)
Total Liabilities	(114,516)
Net Assets (100%)	11,136,444

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	10,907,086
Undistributed Net Investment Income	207
Accumulated Net Realized Losses	(49,988)
Unrealized Appreciation (Depreciation)
Investment Securities	278,600
Futures Contracts	539
Net Assets	11,136,444

Investor Shares—Net Assets
Applicable to 162,965,732 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,817,290
Net Asset Value Per Share—Investor Shares	$11.15

Admiral Shares—Net Assets
Applicable to 835,695,376 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	9,319,154
Net Asset Value Per Share—Admiral Shares	$11.15

• See Note A in Notes to Financial Statements.
* 5.000% coupon rate will be effective March 2019.
1 Adjustable-rate security.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of April 30, 2017.
3 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2017, the aggregate value of these securities was $231,634,000, representing 2.1% of net assets.
4 Securities with a value of $1,784,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
A key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
(18) SBLF (Michigan School Bond Loan Fund).
The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

High-Yield Tax-Exempt Fund

Statement of Operations

Statement of Changes in Net Assets

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	218,391
Total Income	218,391
Expenses
The Vanguard Group—Note B
Investment Advisory Services	695
Management and Administrative—
Investor Shares	1,281
Management and Administrative—
Admiral Shares	2,895
Marketing and Distribution—
Investor Shares	224
Marketing and Distribution—
Admiral Shares	433
Custodian Fees	58
Shareholders’ Reports—Investor Shares	75
Shareholders’ Reports—Admiral Shares	71
Trustees’ Fees and Expenses	3
Total Expenses	5,735
Net Investment Income	212,656
Realized Net Gain (Loss)
Investment Securities Sold[1]	3,957
Futures Contracts	(2,459)
Realized Net Gain (Loss)	1,498
Change in Unrealized Appreciation
(Depreciation)
Investment Securities	(324,209)
Futures Contracts	452
Change in Unrealized Appreciation
(Depreciation)	(323,757)
Net Increase (Decrease) in Net Assets
Resulting from Operations	(109,603)
1 Interest income and realized net gain (loss) from an affiliated company of the fund were $553,000 and $0, respectively.

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	212,656	377,181
Realized Net Gain (Loss)	1,498	47,334
Change in Unrealized Appreciation (Depreciation)	(323,757)	158,030
Net Increase (Decrease) in Net Assets Resulting from Operations	(109,603)	582,545
Distributions
Net Investment Income
Investor Shares	(33,789)	(65,480)
Admiral Shares	(171,560)	(311,221)
Realized Capital Gain
Investor Shares	—	—
Admiral Shares	—	—
Total Distributions	(205,349)	(376,701)
Capital Share Transactions
Investor Shares	(106,912)	329,721
Admiral Shares	346,924	1,664,700
Net Increase (Decrease) from Capital Share Transactions	240,012	1,994,421
Total Increase (Decrease)	(74,940)	2,200,265
Net Assets
Beginning of Period	11,211,384	9,011,119
End of Period[1]	11,136,444	11,211,384

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $207,000 and $232,000.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Financial Highlights

Investor Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.47	$11.20	$11.23	$10.63	$11.29	$10.53
Investment Operations
Net Investment Income	. 209.413		.414	.430	. 428	. 425
Net Realized and Unrealized Gain (Loss)
on Investments	(. 320)	. 270	(. 030)	.600	(. 660)	.760
Total from Investment Operations	(.111)	.683	.384	1.030	(. 232)	1.185
Distributions
Dividends from Net Investment Income	(. 209)	(.413)	(.414)	(. 430)	(. 428)	(. 425)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(. 209)	(.413)	(.414)	(. 430)	(. 428)	(. 425)
Net Asset Value, End of Period	$11.15	$11.47	$11.20	$11.23	$10.63	$11.29

Total Return[1]	-0.94%	6.15%	3.47%	9.87%	-2.11%	11.43%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,817	$1,980	$1,614	$1,484	$1,307	$1,609
Ratio of Total Expenses to
Average Net Assets	0.19%	0.19%	0.20%	0.20%	0.20%	0.20%
Ratio of Net Investment Income to
Average Net Assets	3.94%	3.59%	3.69%	3.94%	3.88%	3.86%
Portfolio Turnover Rate	32%	19%	21%	28%	29%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

Admiral Shares
Six Months
	Ended
For a Share Outstanding	April 30,			Year Ended October 31,
Throughout Each Period	2017	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$11.47	$11.20	$11.23	$10.63	$11.29	$10.53
Investment Operations
Net Investment Income	.214	. 425	. 423.438		.436	.434
Net Realized and Unrealized Gain (Loss)
on Investments	(. 320)	. 270	(. 030)	.600	(. 660)	.760
Total from Investment Operations	(.106)	.695	.393	1.038	(. 224)	1.194
Distributions
Dividends from Net Investment Income	(.214)	(. 425)	(. 423)	(. 438)	(. 436)	(. 434)
Distributions from Realized Capital Gains	—	—	—	—	—	—
Total Distributions	(.214)	(. 425)	(. 423)	(. 438)	(. 436)	(. 434)
Net Asset Value, End of Period	$11.15	$11.47	$11.20	$11.23	$10.63	$11.29

Total Return	-0.89%	6.26%	3.56%	9.96%	-2.04%	11.52%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$9,319	$9,231	$7,398	$6,608	$5,621	$6,340
Ratio of Total Expenses to
Average Net Assets	0.09%	0.09%	0.12%	0.12%	0.12%	0.12%
Ratio of Net Investment Income to
Average Net Assets	4.04%	3.69%	3.77%	4.02%	3.96%	3.94%
Portfolio Turnover Rate	32%	19%	21%	28%	29%	20%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1 Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.

See accompanying Notes, which are an integral part of the Financial Statements.

High-Yield Tax-Exempt Fund

Notes to Financial Statements

Vanguard High-Yield Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers two classes of shares: Investor Shares and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Statement of Net Assets. Fluctuations in the value of the contracts are recorded in the Statement of Net Assets as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized futures gains (losses).

During the six months ended April 30, 2017, the fund’s average investments in long and short futures contracts represented 2% and less than 1%of net assets, respectively, based on the average of aggregate settlement values at each quarter-end during the period.

3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2013–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date.

5. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

High-Yield Tax-Exempt Fund

6. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $739,000, representing 0.01% of the fund’s net assets and 0.30% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	10,918,981	—
Temporary Cash Investments	135,913	—	—
Futures Contracts—Assets[1]	193	—	—
Futures Contracts—Liabilities[1]	(176)	—	—
Total	135,930	10,918,981	—
1 Represents variation margin on the last day of the reporting period.

D. At April 30, 2017, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
5-Year U.S. Treasury Note	June 2017	1,863	220,591	531
2-Year U.S. Treasury Note	June 2017	727	157,475	113
Ultra Long U.S. Treasury Bond	June 2017	(237)	(38,616)	(174)
30-Year U.S. Treasury Bond	June 2017	107	16,368	69
				539

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

High-Yield Tax-Exempt Fund

E. Capital gain distributions are determined on a tax basis and may differ from realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when gains or losses are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $45,766,000 to offset future net capital gains of $944,000 through October 31, 2017, $2,545,000 through October 31, 2018, and $42,277,000 through October 31, 2019. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $10,781,927,000. Net unrealized appreciation of investment securities for tax purposes was $272,967,000, consisting of unrealized gains of $392,525,000 on securities that had risen in value since their purchase and $119,558,000 in unrealized losses on securities that had fallen in value since their purchase.

F. During the six months ended April 30, 2017, the fund purchased $1,935,597,000 of investment securities and sold $1,649,554,000 of investment securities, other than temporary cash investments.

The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended April 30, 2017, such purchases and sales were $320,040,000 and $394,230,000, respectively; these amounts are included in the purchases and sales of investment securities noted above.

G. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued	322,531	29,134	803,288	69,735
Issued in Lieu of Cash Distributions	27,924	2,528	53,930	4,682
Redeemed	(457,367)	(41,339)	(527,497)	(45,792)
Net Increase (Decrease) —Investor Shares	(106,912)	(9,677)	329,721	28,625
Admiral Shares
Issued	1,701,724	153,716	2,482,615	215,571
Issued in Lieu of Cash Distributions	115,439	10,448	206,486	17,924
Redeemed	(1,470,239)	(133,189)	(1,024,401)	(89,035)
Net Increase (Decrease) —Admiral Shares	346,924	30,975	1,664,700	144,460

H. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Fund	10/31/2016	4/30/2017	Period[1]
Based on Actual Fund Return
Short-Term
Investor Shares	$1,000.00	$1,004.23	$0.94
Admiral Shares	1,000.00	1,004.71	0.45
Limited-Term
Investor Shares	$1,000.00	$1,001.20	$0.94
Admiral Shares	1,000.00	1,001.70	0.45
Intermediate-Term
Investor Shares	$1,000.00	$996.13	$0.94
Admiral Shares	1,000.00	996.63	0.45
Long-Term
Investor Shares	$1,000.00	$991.80	$0.94
Admiral Shares	1,000.00	992.30	0.44
High-Yield
Investor Shares	$1,000.00	$990.60	$0.94
Admiral Shares	1,000.00	991.10	0.44
Based on Hypothetical 5% Yearly Return
Short-Term
Investor Shares	$1,000.00	$1,022.89	$0.95
Admiral Shares	1,000.00	1,023.89	0.45
Limited-Term
Investor Shares	$1,000.00	$1,022.89	$0.95
Admiral Shares	1,000.00	1,023.89	0.45
Intermediate-Term
Investor Shares	$1,000.00	$1,022.89	$0.95
Admiral Shares	1,000.00	1,023.89	0.45
Long-Term
Investor Shares	$1,000.00	$1,022.89	$0.95
Admiral Shares	1,000.00	1,023.89	0.45
High-Yield
Investor Shares	$1,000.00	$1,022.89	$0.95
Admiral Shares	1,000.00	1,023.89	0.45

1 The calculations are based on expenses incurred in the most recent six-month period. The funds’ annualized six-month expense ratios for that period are: for the Short-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Limited-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Intermediate-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; for the Long-Term Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares; and for the High-Yield Tax-Exempt Fund, 0.19% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

Trustees Approve Advisory Arrangements

The board of trustees of Vanguard High-Yield Tax-Exempt Fund, Vanguard Intermediate-Term Tax-Exempt Fund, Vanguard Limited-Term Tax-Exempt Fund, Vanguard Long-Term Tax-Exempt Fund, and Vanguard Short-Term Tax-Exempt Fund has renewed the funds’ investment advisory arrangements with The Vanguard Group, Inc. (Vanguard)—through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the funds over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.

Investment performance

The board considered the short- and long-term performance of the funds, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue. Information about each fund’s most recent performance can be found in the Performance Summary sections of this report.

Cost

The board concluded that the funds’ expense ratios were well below the average expense ratios charged by funds in their peer groups and that the funds’ advisory expenses were also well below their peer-group averages. Information about the funds’ expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements sections.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the funds’ at-cost arrangements with Vanguard ensure that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Beta. A measure of the magnitude of a fund’s past share-price fluctuations in relation to the ups and downs of a given market index. The index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. For this report, beta is based on returns over the past 36 months for both the fund and the index. Note that a fund’s beta should be reviewed in conjunction with its R-squared (see definition). The lower the R-squared, the less correlation there is between the fund and the index, and the less reliable beta is as an indicator of volatility.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. “Not Rated” is used to classify securities for which a rating is not available. Not rated securities include a fund’s investment in Vanguard Market Liquidity Fund or Vanguard Municipal Cash Management Fund, each of which invests in high-quality money market instruments and may serve as a cash management vehicle for the Vanguard funds, trusts, and accounts.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

R-Squared. A measure of how much of a fund’s past returns can be explained by the returns from the market in general, as measured by a given index. If a fund’s total returns were precisely synchronized with an index’s returns, its R-squared would be 1.00. If the fund’s returns bore no relationship to the index’s returns, its R-squared would be 0. For this report, R-squared is based on returns over the past 36 months for both the fund and the index.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

The Vanguard Municipal Bond Funds are not sponsored, endorsed, issued, sold, or promoted by Barclays Risk Analytics and Index Solutions Limited or any of its affiliates (“Barclays”). Barclays makes no representation or warranty, express or implied, to the owners or purchasers of the Vanguard Municipal Bond Funds or any member of the public regarding the advisability of investing in securities generally or in the Vanguard Municipal Bond Funds particularly or the ability of the Barclays Indexes to track general bond market performance. Barclays has not passed on the legality or suitability of the Vanguard Municipal Bond Funds with respect to any person or entity. Barclays’ only relationship to Vanguard and the Vanguard Municipal Bond Funds is the licensing of the Barclays Indexes, which are determined, composed, and calculated by Barclays without regard to Vanguard or the Vanguard Municipal Bond Funds or any owners or purchasers of the Vanguard Municipal Bond Funds. Barclays has no obligation to take the needs of Vanguard, the Vanguard Municipal Bond Funds, or the owners of the Vanguard Municipal Bond Funds into consideration in determining, composing, or calculating the Barclays Indexes. Barclays is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Vanguard Municipal Bond Funds to be issued. Barclays has no obligation or liability in connection with the administration, marketing, or trading of the Vanguard Municipal Bond Funds.

BARCLAYS SHALL HAVE NO LIABILITY TO THIRD PARTIES FOR THE QUALITY, ACCURACY AND/OR COMPLETENESS OF THE INDEX OR ANY DATA INCLUDED THEREIN OR FOR INTERRUPTIONS IN THE DELIVERY OF THE INDEX. BARCLAYS MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY OWNERS OF THE VANGUARD MUNICIPAL BOND FUNDS OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN IN CONNECTION WITH THE RIGHTS LICENSED HEREUNDER OR FOR ANY OTHER USE. BARCLAYS RESERVES THE RIGHT TO CHANGE THE METHODS OF CALCULATION OR PUBLICATION, OR TO CEASE THE CALCULATION OR PUBLICATION OF THE BLOOMBERG BARCLAYS INDICES, AND BARCLAYS SHALL NOT BE LIABLE FOR ANY MISCALCULATION OF OR ANY INCORRECT, DELAYED OR INTERRUPTED PUBLICATION WITH RESPECT TO ANY OF THE BLOOMBERG BARCLAYS INDICES. BARCLAYS MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND HEREBY EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE INDEX OR ANY DATA INCLUDED THEREIN. BARCLAYS SHALL NOT BE LIABLE FOR ANY DAMAGES, INCLUDING, WITHOUT LIMITATION, ANY INDIRECT OR CONSEQUENTIAL DAMAGES RESULTING FROM THE USE OF THE INDEX OR ANY DATA INCLUDED THEREIN.

© 2017 Barclays. Used with Permission.

Source: Barclays Global Family of Indices. Copyright 2017, Barclays. All rights reserved.

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals.

The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

Interested Trustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant

Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team
Mortimer J. Buckley	James M. Norris
John James	Thomas M. Rampulla
Martha G. King	Glenn W. Reed
John T. Marcante	Karin A. Risi
Chris D. McIsaac

Chairman Emeritus and Senior Advisor John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	All comparative mutual fund data are from Lipper,
a Thomson Reuters Company, or Morningstar, Inc.,
Direct Investor Account Services > 800-662-2739	unless otherwise noted.

Institutional Investor Services > 800-523-1036	You can obtain a free copy of Vanguard’s proxy voting
Text Telephone for People	guidelines by visiting vanguard.com/proxyreporting or
Who Are Deaf or Hard of Hearing > 800-749-7273	by calling Vanguard at 800-662-2739. The guidelines
are also available from the SEC’s website, sec.gov.
In addition, you may obtain a free report on how your
fund voted the proxies for securities it owned during
This material may be used in conjunction	the 12 months ended June 30. To get the report, visit
with the offering of shares of any Vanguard	either vanguard.com/proxyreporting or sec.gov.
fund only if preceded or accompanied by the
fund’s current prospectus.	You can review and copy information about your fund
at the SEC’s Public Reference Room in Washington, D.C.
CFA® is a registered trademark owned by CFA Institute.	To find out more about this public service, call the SEC
at 202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q952 062017

Semiannual Report | April 30, 2017

Vanguard Tax-Exempt Bond Index Fund

A new format, unwavering commitment

As you begin reading this report, you’ll notice that we’ve made some improvements to the opening sections—based on feedback from you, our clients.

Page 1 starts with a new ”Your Fund’s Performance at a Glance,” a concise, handy summary of how your fund performed during the period.

In the renamed ”Chairman’s Perspective,” Bill McNabb will focus on enduring principles and investment insights.

We’ve modified some tables, and eliminated some redundancy, but we haven’t removed any information.

At Vanguard, we’re always looking for better ways to communicate and to help you make sound investment decisions. Thank you for entrusting your assets to us.

Contents
Your Fund’s Performance at a Glance.	1
Chairman’s Perspective.	3
Fund Profile.	7
Performance Summary.	8
Financial Statements.	9
About Your Fund’s Expenses.	108
Trustees Approve Advisory Arrangement.	110
Glossary.	112

Please note: The opinions expressed in this report are just that—informed opinions. They should not be considered promises or advice. Also, please keep in mind that the information and opinions cover the period through the date on the front of this report. Of course, the risks of investing in your fund are spelled out in the prospectus.

See the Glossary for definitions of investment terms used in this report.

About the cover: No matter what language you speak, Vanguard has one consistent message and set of principles. Our primary focus is on you, our clients. We conduct our business with integrity as a faithful steward of your assets. This message is shown translated into seven languages, reflecting our expanding global presence.

Your Fund’s Performance at a Glance

• For the six months ended April 30, 2017, Vanguard Tax-Exempt Bond Index Fund returned –0.75% for Investor Shares, –0.61% for ETF Shares, and –0.65% for Admiral Shares. Its benchmark index returned –0.63%, and the average return of peer funds was –0.84%.

• Municipal bond supply was down modestly from the same period last year, largely because of a decrease in refundings as interest rates rose.

• Demand for municipal bonds diminished in the wake of the U.S. election, but that trend reversed somewhat at the beginning of 2017. Longer-term muni bonds posted the weakest performance, although investor interest grew strong as the period closed.

• The Federal Reserve increased interest rates twice, just the second and third times it has made such a move since the financial crisis. The range for federal funds rose to 0.75%–1.00%.

Total Returns: Six Months Ended April 30, 2017
		Taxable-
	30-Day SEC	Equivalent	Income	Capital	Total
	Yield	Yield	Returns	Returns	Returns
Vanguard Tax-Exempt Bond Index Fund
Investor Shares	2.05%	3.62%	0.90%	-1.65%	-0.75%
ETF Shares	2.15
Market Price					-0.79
Net Asset Value					-0.61
Admiral™ Shares	2.15	3.80	0.95	-1.60	-0.65
S&P National AMT-Free Municipal Bond Index					-0.63
General Municipal Funds Average					-0.84

The calculation of taxable-equivalent yield assumes a typical itemized tax return and is based on the maximum federal tax rate of 43.4%. State and local taxes were not considered. Please see the prospectus for a detailed explanation of the calculation.

General Municipal Funds Average: Derived from data provided by Lipper, a Thomson Reuters Company.

Admiral Shares carry lower expenses and are available to investors who meet certain account-balance requirements. The Vanguard ETF® Shares shown are traded on the NYSE Arca exchange and are available only through brokers. The table provides ETF returns based on both the NYSE Arca market price and the net asset value for a share. U.S. Pat. Nos. 6,879,964; 7,337,138; 7,720,749; 7,925,573; 8,090,646; and 8,417,623.

For the ETF Shares, the market price is determined by the midpoint of the bid-offer spread as of the closing time of the New York Stock Exchange (generally 4 p.m., Eastern time). The net asset value is also determined as of the NYSE closing time. For more information about how the ETF Shares' market prices have compared with their net asset value, visit vanguard.com, select your ETF, and then select the Price and Performance tab. The ETF premium/discount analysis there shows the percentages of days on which the ETF Shares' market price was above or below the NAV.

1

Expense Ratios
Your Fund Compared With Its Peer Group
	Investor	ETF	Admiral	Peer Group
	Shares	Shares	Shares	Average
Tax-Exempt Bond Index Fund	0.19%	0.09%	0.09%	0.91%

The fund expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the fund’s annualized expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The peer-group expense ratio is derived from data provided by Lipper, a Thomson Reuters Company, and captures information through year-end 2016.

Peer group: General Municipal Funds Average.

2

Chairman’s Perspective

Dear Shareholder,

“Buy what you know.”

It’s one of the adages of investing, and it has plenty of intuitive appeal. After all, the familiar seems inherently less risky. It’s no wonder that many investors heavily tilt their portfolios toward the stocks and bonds of their home country. This is known in investing parlance as “home bias.”

U.S. investors sometimes think they can get all the global diversification they need by owning shares of U.S.-based multinational companies. And that may seem like the best of both worlds: international diversification without ever leaving the friendly confines of home.

The potential pitfall is that, as Vanguard research has suggested, the performance of a company’s shares tends to be highly correlated to its domestic market, regardless of where that company conducts most of its business.

Americans aren’t alone in being portfolio homebodies. Vanguard has found that in a range of developed countries—Australia, Canada, Japan, and the United Kingdom, as well as the United States—investors held a greater percentage of domestic stocks than would be indicated if they had taken their cues from a globally diversified, market-weighted benchmark. (You can see this tendency in the chart later in this letter.)

Bill McNabb
Chairman and Chief Executive Officer

3

Why home bias exists

Vanguard’s Investment Strategy Group identified a range of reasons why investors might not embrace global diversification, including concerns about currency risk and an expectation that their home country will deliver outsized returns.

One factor we identified—preference for the familiar—seems particularly relevant. With so much global uncertainty about geopolitics, monetary policy, and the economic outlook, it’s understandable why investors may not want to stray too far from home.

But in their aversion to the unknown, investors can end up increasing, rather than lessening, their risks. That’s because they’re sacrificing broad global diversification—one of the best ways I know of to help control risk.

In many cases, individual country markets are much less diversified than the global market in total. Global investing, then, can be an answer for investors who want to reduce concentration risk. That can include overconcentration in a particular country, region, or industry.

And the good news is that global investing is easier than ever, thanks to the wide availability of low-cost, internationally diversified stock and bond funds. It’s possible, in a sense, to own the whole world with just a couple of funds.

Market Barometer
			Total Returns
		Periods Ended April 30, 2017
	Six	One	Five Years
	Months	Year	(Annualized)
Stocks
Russell 1000 Index (Large-caps)	13.46%	18.03%	13.63%
Russell 2000 Index (Small-caps)	18.37	25.63	12.95
Russell 3000 Index (Broad U.S. market)	13.83	18.58	13.57
FTSE All-World ex US Index (International)	10.55	12.98	5.60

Bonds
Bloomberg Barclays U.S. Aggregate Bond Index
(Broad taxable market)	-0.67%	0.83%	2.27%
Bloomberg Barclays Municipal Bond Index
(Broad tax-exempt market)	-0.34	0.14	3.16
Citigroup Three-Month U.S. Treasury Bill Index	0.23	0.37	0.11

CPI
Consumer Price Index	1.16%	2.20%	1.22%

4

Expanding our opportunities

A key to overcoming home bias is reframing the way we look at investing outside our home countries. Take, for example, automakers or pharmaceutical companies. There are well-regarded firms in both industries located throughout the world. Over the next five years, nobody can know for sure whether a Japanese or U.S. or European company will produce a popular new sedan that outsells the competition or come up with new treatments to combat illness. So why not own them all? And that includes their bonds along with their stocks.

Full global diversification also allows you to capitalize on opportunities in both developed and emerging economies. Betting on which individual country—let alone company—will be the next market darling can be a fool’s errand.

A better choice can be to harness the potential of all markets. In my personal investment account, I have an emerging markets position that complements my developed-market holdings. Not only can global diversification help control risk, but it can also expand our set of opportunities among stocks and bonds.

Home bias shows investors across the world are fixated on the familiar

Investors often own a greater share of their home country’s stocks than would be indicated by the allocations of a globally diversified, market-capitalization-weighted index fund.

Global index weight
Investor holdings in domestic equities

Notes: Data as of December 31, 2014 (the latest available from the International Monetary Fund, or IMF), in U.S. dollars. Domestic investment is calculated by subtracting total foreign investment (as reported by the IMF) in a given country from its market capitalization in the MSCI All Country World Index. Given that the IMF data are voluntary, there may be some discrepancies between the market values in the survey and the MSCI ACWI.

Sources: Vanguard, based on data from the IMF’s Coordinated Portfolio Investment Survey (2014), Bloomberg, Thomson Reuters Datastream, and FactSet.

5

Ultimately, I believe we have the best chance for investment success by giving ourselves more opportunities, not fewer. Own the whole haystack and you never have to worry about finding the needle.

Thank you for entrusting your assets to Vanguard.

F. William McNabb III

Chairman and Chief Executive Officer

May 12, 2017

6

Tax-Exempt Bond Index Fund

Fund Profile

As of April 30, 2017

Share-Class Characteristics

	Investor	ETF	Admiral
	Shares	Shares	Shares
Ticker Symbol	VTEBX	VTEB	VTEAX
Expense Ratio[1]	0.19%	0.09%	0.09%
30-Day SEC Yield	2.05%	2.15%	2.15%

Financial Attributes

		S&P
		National
		AMT-Free
	Fund	Muni Bond Idx
Number of Bonds	3,039	11,399
Yield to Maturity
(before expenses)	2.2%	2.1%
Average Coupon	4.7%	4.6%
Average Duration	5.9 years	5.7 years
Average Stated
Maturity	13.6 years	12.9 years
Short-Term
Reserves	1.1%	—

Distribution by Stated Maturity
(% of portfolio)
Under 1 Year	5.4%
1 - 3 Years	13.4
3 - 5 Years	7.5
5 - 10 Years	15.1
10 - 20 Years	28.9
20 - 30 Years	26.3
Over 30 Years	3.4

Distribution by Credit Quality (% of portfolio)
AAA	25.1%
AA	54.9
A	13.3
BBB	5.7
Not Rated	1.0

Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is shown. “Not Rated” is used to classify securities for which a rating is not available.

Largest Area Concentrations

New York	20.5%
California	18.3
Texas	9.0
New Jersey	5.2
Massachusetts	5.1
Pennsylvania	4.5
Florida	4.1
Illinois	4.0
Georgia	2.6
Washington	2.4
Top Ten	75.7%
Percentage of net assets, excluding any futures contracts.

Investment Focus

1 The expense ratios shown are from the prospectus dated February 23, 2017, and represent estimated costs for the current fiscal year. For the six months ended April 30, 2017, the annualized expense ratios were 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares.

7

Tax-Exempt Bond Index Fund

Performance Summary

All of the returns in this report represent past performance, which is not a guarantee of future results that may be achieved by the fund. (Current performance may be lower or higher than the performance data cited. For performance data current to the most recent month-end, visit our website at vanguard.com/performance.) Note, too, that both investment returns and principal value can fluctuate widely, so an investor’s shares, when sold, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

Fiscal-Year Total Returns (%): August 21, 2015, Through April 30, 2017
				S&P
				National
				AMT-Free
			Investor Shares	Muni Bond Idx
Fiscal Year	Income Returns	Capital Returns	Total Returns	Total Returns
2015	0.32%	0.50%	0.82%	0.83%
2016	1.49	2.79	4.28	4.32
2017	0.90	-1.65	-0.75	-0.63
Note: For 2017, performance data reflect the six months ended April 30, 2017.

Average Annual Total Returns: Periods Ended March 31, 2017

This table presents returns through the latest calendar quarter—rather than through the end of the fiscal period.

Securities and Exchange Commission rules require that we provide this information.

					Since Inception
	Inception Date	One Year	Income	Capital	Total
Investor Shares	8/21/2015	-0.08%	1.58%	0.68%	2.26%
Fee-Adjusted Returns		-0.33			2.10
ETF Shares	8/21/2015
Market Price		0.14			2.40
Net Asset Value		0.06			2.35
Admiral Shares	8/25/2015	0.12	1.70	0.75	2.45
Fee-Adjusted Returns		-0.13			2.29

Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares. The fee does not apply to the ETF Shares. The Fiscal-Year Total Returns table is not adjusted for fees.

See Financial Highlights for dividend and capital gains information.

8

Tax-Exempt Bond Index Fund

Financial Statements (unaudited)

Statement of Net Assets
As of April 30, 2017

The fund reports a complete list of its holdings in regulatory filings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund’s Forms N-Q on the SEC’s website at sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room (see the back cover of this report for further information).

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.0%)
Alabama (0.7%)
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/18	100	105
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/19	300	327
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/21	135	154
Alabama Federal Aid Highway Finance Authority
GAN	5.000%	9/1/27	380	451
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/28	300	353
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	5.000%	9/1/30	520	608
Alabama Federal Aid Highway Finance Authority
Special Obligation Revenue	4.000%	9/1/32	555	586
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/37	380	417
Alabama Port Authority Docks Facilities Revenue	6.000%	10/1/20 (Prere.)	100	116
Alabama Public School & College Authority	5.000%	1/1/24	225	270
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/17 (Prere.)	150	154
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/18	55	57
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	1/1/23	160	189
Alabama Public School & College Authority
Revenue	5.000%	1/1/26	1,050	1,254
Alabama Public School & College Authority
Revenue	5.000%	1/1/27	375	445
Auburn University Alabama General Fee Revenue	5.000%	6/1/28	300	359
Baldwin County AL Board of Education Revenue	4.500%	7/1/37 (2)	505	508
Birmingham AL Airport Authority Revenue	5.250%	7/1/30 (4)	150	165
Birmingham AL Airport Authority Revenue	5.500%	7/1/40 (4)	140	154
Birmingham AL GO	4.500%	12/1/32 (2)	100	100
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/21 (Prere.)	575	652
Birmingham AL Water Works Board Water
Revenue	5.000%	1/1/43	950	1,060
				8,484

9

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alaska (0.1%)
Alaska Municipal Bond Bank Authority Revenue	5.000%	3/1/27	245	287
Anchorage AK Electric Utility Revenue	5.000%	12/1/41	270	300
Anchorage AK GO	5.000%	9/1/19	700	761
Anchorage AK Water Revenue	5.000%	5/1/37 (14)	100	100
				1,448
Arizona (1.4%)
Arizona Board Regents Arizona State University
System Revenue	5.000%	7/1/37	380	428
Arizona COP	5.000%	10/1/18 (4)	50	53
Arizona COP	5.250%	10/1/20 (4)	100	109
Arizona COP	5.000%	10/1/29 (4)	110	119
Arizona School Facilities Board COP	5.250%	9/1/18 (Prere.)	200	211
Arizona School Facilities Board COP	5.750%	9/1/18 (Prere.)	420	447
Arizona School Facilities Board COP	5.000%	9/1/23	500	592
Arizona Transportation Board Excise Tax Revenue	5.250%	7/1/19 (Prere.)	135	147
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/23	60	72
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/24	500	605
Arizona Transportation Board Excise Tax Revenue	5.000%	7/1/25	50	60
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/18	80	84
Arizona Transportation Board Excise Tax Revenue
(Maricopa County Regional Area)	5.000%	7/1/19 (Prere.)	300	325
Arizona Transportation Board Highway Revenue	5.000%	7/1/22 (Prere.)	570	667
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	1,040	1,192
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	145	176
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	150	172
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	520	603
Arizona Transportation Board Highway Revenue	5.000%	7/1/26	50	58
Arizona Transportation Board Highway Revenue	5.000%	7/1/31	55	64
Arizona Transportation Board Highway Revenue	5.000%	7/1/32	60	70
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/20 (Prere.)	150	169
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/23	125	150
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/24	100	121
Maricopa County AZ Community College District
GO	5.000%	7/1/21	175	202
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/40	315	342
Phoenix AZ Civic Improvement Corp. Excise Tax
Revenue	5.000%	7/1/19	390	423
Phoenix AZ Civic Improvement Corp. Transit
Excise Tax Revenue (Light Rail Project)	5.000%	7/1/20	200	223
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/19 (Prere.)	1,500	1,626
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/20	700	783
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21	275	316
Phoenix AZ Civic Improvement Corp. Water
System Revenue	4.750%	7/1/44	160	175
Phoenix AZ GO	4.000%	7/1/21	165	183

10

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Phoenix AZ GO	4.000%	7/1/24	155	177
Phoenix AZ Industrial Development Authority
Lease Revenue (Rowan University)	5.250%	6/1/34	85	94
Pima County AZ Industrial Development
Authority Lease Revenue (Clark County
Detention Facilities Project)	5.000%	9/1/39	270	278
Pima County AZ Sewer Revenue	5.000%	7/1/24	200	241
Pinal County AZ Electric District Revenue	5.250%	7/1/21 (Prere.)	70	81
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	100	103
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	590	606
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/18 (Prere.)	105	108
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/19	100	110
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/27	300	345
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	50	53
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/28	225	259
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/29	380	440
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/31	145	173
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/31	120	139
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/32	555	591
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/33	75	79
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/35	140	160
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/36	20	23
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/38	200	232
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/39	750	795
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/45	695	786
				16,840
Arkansas (0.1%)
Arkansas GO	5.000%	6/15/21	225	259
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/18 (Prere.)	40	42
Fort Smith AR Water & Sewer Revenue	5.000%	10/1/32 (4)	60	63
Springdale AR School District No. 50 GO	4.000%	6/1/33	395	411
				775
California (18.3%)
Alameda CA Corridor Transportation Authority
Revenue	5.450%	10/1/17 (Prere.)	200	204
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (ETM)	235	229

11

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/19 (2)	15	14
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (ETM)	140	134
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/20 (2)	5	5
Alameda CA Corridor Transportation Authority
Revenue	5.000%	10/1/34	250	281
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/35 (14)	315	147
Alameda CA Corridor Transportation Authority
Revenue	4.000%	10/1/37 (4)	395	400
Alvord CA Unified School District GO	0.000%	8/1/41 (4)	150	52
Alvord CA Unified School District GO	0.000%	8/1/43 (4)	400	125
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/34	500	559
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/35	750	838
Anaheim CA Housing & Public Improvements
Authority Revenue (Electric Utility Distribution
System)	5.000%	10/1/41	650	726
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/32 (4)	1,500	798
Anaheim CA Public Financing Authority Lease
Revenue	0.000%	9/1/36 (4)	140	61
Anaheim CA Redevelopment Agency Tax
Allocation Revenue (Merged Redevelopment
Project Area)	5.000%	2/1/31 (4)	100	103
Baldwin Park CA Unified School District GO	0.000%	8/1/42 (15)	100	23
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/18 (Prere.)	150	156
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.125%	4/1/19 (Prere.)	115	124
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/19 (Prere.)	125	135
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/28	355	413
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/43	145	162
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/54	750	826
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	10/1/54	2,010	2,212
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	4.000%	4/1/56	365	369
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/56	1,500	1,685
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.500%	4/2/18	935	937
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	1.875%	4/1/19	200	202

12

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.000%	4/1/21	250	254
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) PUT	2.100%	4/1/22	500	507
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/17 (4)	270	270
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/17	125	125
California Department of Water Resources Power
Supply Revenue	4.000%	5/1/18	150	155
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	150	156
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18	125	130
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	190	198
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	210	219
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	250	261
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	250	261
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/18 (Prere.)	475	495
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/19	2,305	2,489
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/19	175	189
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/20	645	719
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/21	600	689
California Department of Water Resources Power
Supply Revenue	5.000%	5/1/21	585	671
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	6/1/18 (Prere.)	620	648
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/19 (Prere.)	100	110
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/22	225	267
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/26	100	121
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/29	825	983
California Department of Water Resources Water
System Revenue (Central Valley Project)	5.000%	12/1/33	555	664
California Economic Recovery GO	4.600%	7/1/19 (ETM)	1,140	1,228
California Economic Recovery GO	5.000%	7/1/19 (ETM)	350	380
California Economic Recovery GO	5.000%	7/1/19 (Prere.)	325	353
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	3/15/39	555	703
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	6/1/43	585	753

13

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	5/1/45	650	842
California Educational Facilities Authority Revenue
(Stanford University)	5.000%	6/1/46	100	130
California Educational Facilities Authority Revenue
(University of Southern California)	5.000%	10/1/18 (Prere.)	325	344
California Educational Facilities Authority Revenue
(University of Southern California)	5.250%	10/1/18 (Prere.)	580	617
California GO	5.000%	6/1/17 (Prere.)	335	336
California GO	5.000%	6/1/17 (Prere.)	340	341
California GO	4.000%	9/1/17	2,000	2,022
California GO	3.500%	10/1/17	140	142
California GO	5.000%	11/1/17 (Prere.)	65	66
California GO	5.000%	11/1/17 (Prere.)	595	608
California GO	5.000%	11/1/17	400	408
California GO	5.000%	12/1/17 (Prere.)	200	205
California GO	5.000%	12/1/17 (Prere.)	85	87
California GO	5.000%	12/1/17 (Prere.)	230	236
California GO	6.000%	2/1/18 (2)	100	104
California GO	5.250%	3/1/18 (Prere.)	100	104
California GO	5.250%	3/1/18 (Prere.)	420	436
California GO	5.500%	4/1/18	165	172
California GO	5.000%	8/1/18	700	736
California GO	5.250%	8/1/18 (Prere.)	100	106
California GO	5.000%	9/1/18	1,850	1,950
California GO	5.000%	10/1/18	175	185
California GO	5.000%	2/1/19	300	321
California GO	5.000%	3/1/19	175	188
California GO	5.500%	4/1/19	225	244
California GO	6.000%	4/1/19	165	181
California GO	5.000%	8/1/19	430	468
California GO	5.000%	8/1/19	225	245
California GO	5.000%	8/1/19	100	109
California GO	5.000%	9/1/19	245	267
California GO	5.000%	9/1/19	5	5
California GO	5.000%	10/1/19	310	339
California GO	5.000%	2/1/20	110	122
California GO	5.000%	2/1/20	225	249
California GO	5.000%	8/1/20	500	560
California GO	5.000%	9/1/20	100	112
California GO	5.000%	10/1/20	1,000	1,126
California GO	5.000%	10/1/20	445	501
California GO	5.000%	10/1/20	500	563
California GO	5.250%	10/1/20	500	550
California GO	5.000%	2/1/21	505	574
California GO	5.500%	4/1/21	400	435
California GO	5.000%	9/1/21	245	282
California GO	5.000%	9/1/21	410	472
California GO	5.000%	9/1/21	395	455
California GO	5.000%	10/1/21	125	144
California GO	5.000%	11/1/21	670	774
California GO	5.000%	12/1/21	265	307
California GO	5.000%	2/1/22	175	203
California GO	5.000%	2/1/22	100	116

14

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/22	185	217
California GO	5.000%	9/1/22	350	411
California GO	5.000%	10/1/22	110	129
California GO	5.250%	10/1/22	150	178
California GO	5.000%	12/1/22	150	177
California GO	5.000%	2/1/23	250	288
California GO	5.000%	9/1/23	150	179
California GO	5.000%	9/1/23	100	118
California GO	5.250%	9/1/23	100	116
California GO	5.000%	11/1/23	1,025	1,227
California GO	5.000%	12/1/23	75	90
California GO	5.000%	12/1/23	250	300
California GO	5.000%	3/1/24	500	600
California GO	5.500%	4/1/24	175	190
California GO	5.000%	5/1/24	300	361
California GO	5.000%	8/1/24	100	121
California GO	5.000%	8/1/24	600	724
California GO	5.000%	8/1/24	800	966
California GO	5.250%	9/1/24	25	29
California GO	5.000%	10/1/24	100	121
California GO	5.000%	12/1/24	1,250	1,493
California GO	5.500%	2/1/25	500	622
California GO	5.625%	4/1/25	310	338
California GO	5.000%	8/1/25	1,000	1,214
California GO	5.000%	8/1/25	500	607
California GO	5.000%	10/1/25	590	704
California GO	5.000%	10/1/25	590	704
California GO	5.000%	3/1/26	1,200	1,439
California GO	5.000%	3/1/26	565	677
California GO	5.000%	4/1/26	100	104
California GO	5.000%	8/1/26	585	717
California GO	5.000%	8/1/26	500	603
California GO	5.000%	9/1/26	165	199
California GO	5.000%	9/1/26	145	153
California GO	5.000%	9/1/26	330	405
California GO	5.000%	10/1/26	100	120
California GO	5.000%	11/1/26	100	102
California GO	5.000%	3/1/27	390	464
California GO	4.500%	8/1/27	15	15
California GO	5.000%	9/1/27	50	53
California GO	5.000%	9/1/27	315	368
California GO	5.000%	10/1/27	100	116
California GO	5.000%	10/1/27	170	202
California GO	5.000%	11/1/27	500	587
California GO	5.750%	4/1/28	295	322
California GO	5.000%	8/1/28	825	990
California GO	5.000%	8/1/28	330	392
California GO	4.000%	9/1/28	100	109
California GO	4.000%	9/1/28	200	223
California GO	5.000%	9/1/28	605	691
California GO	5.000%	9/1/28	100	116
California GO	5.000%	10/1/28	700	827
California GO	5.000%	8/1/29	200	236
California GO	3.000%	9/1/29	105	105

15

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.000%	9/1/29	1,165	1,328
California GO	5.000%	10/1/29	90	98
California GO	5.000%	10/1/29	750	778
California GO	5.000%	10/1/29	250	294
California GO	5.250%	10/1/29	105	115
California GO	5.000%	12/1/29	75	87
California GO	5.000%	3/1/30	160	187
California GO	5.250%	3/1/30	300	333
California GO	4.500%	8/1/30	225	226
California GO	5.000%	8/1/30	1,500	1,762
California GO	5.000%	8/1/30	50	58
California GO	5.500%	8/1/30	100	106
California GO	5.000%	9/1/30	400	454
California GO	5.000%	9/1/30	1,000	1,184
California GO	5.000%	9/1/30	800	947
California GO	5.000%	10/1/30	340	397
California GO	5.000%	11/1/30	720	833
California GO	5.000%	12/1/30	25	26
California GO	5.000%	12/1/30	950	1,100
California GO	5.000%	2/1/31	50	57
California GO	5.750%	4/1/31	335	365
California GO	5.000%	5/1/31	235	271
California GO	5.000%	8/1/31	300	348
California GO	3.250%	9/1/31	115	116
California GO	5.000%	9/1/31	510	587
California GO	5.000%	9/1/31	200	227
California GO	5.000%	10/1/31	215	250
California GO	5.000%	11/1/31	145	167
California GO	5.000%	5/1/32	50	58
California GO	5.000%	8/1/32	180	211
California GO	5.000%	8/1/32	250	288
California GO	5.250%	8/1/32 (4)	505	640
California GO	5.000%	9/1/32	700	815
California GO	5.000%	9/1/32	500	586
California GO	4.625%	10/1/32	200	223
California GO	5.250%	10/1/32	150	172
California GO	5.000%	11/1/32	475	547
California GO	5.000%	2/1/33	510	577
California GO	6.000%	3/1/33	450	507
California GO	5.125%	4/1/33	1,150	1,193
California GO	6.500%	4/1/33	2,410	2,660
California GO	4.250%	8/1/33 (14)	15	15
California GO	5.000%	8/1/33	275	316
California GO	5.000%	8/1/33	300	345
California GO	3.000%	9/1/33	310	295
California GO	3.375%	9/1/33	210	210
California GO	4.000%	9/1/33	250	263
California GO	5.000%	9/1/33	1,000	1,165
California GO	4.000%	8/1/34	275	286
California GO	5.000%	8/1/34	165	190
California GO	4.000%	9/1/34	250	262
California GO	4.000%	9/1/34	355	372
California GO	5.000%	9/1/34	945	1,095
California GO	5.000%	9/1/34	750	869

16

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California GO	5.500%	11/1/34	100	110
California GO	5.500%	11/1/34	145	160
California GO	5.250%	4/1/35	35	40
California GO	6.000%	4/1/35	1,445	1,581
California GO	5.000%	8/1/35	330	376
California GO	4.000%	9/1/35	250	260
California GO	5.375%	11/1/35	50	56
California GO	3.750%	12/1/35	500	504
California GO	5.600%	3/1/36	545	609
California GO	5.125%	8/1/36	325	341
California GO	4.000%	9/1/36	2,000	2,077
California GO	4.000%	9/1/36	250	260
California GO	4.000%	9/1/37	250	259
California GO	4.000%	9/1/37	45	47
California GO	5.000%	11/1/37	45	46
California GO	5.000%	12/1/37	5	5
California GO	5.000%	2/1/38	265	297
California GO	5.250%	3/1/38	215	222
California GO	5.000%	4/1/38	1,305	1,352
California GO	6.000%	4/1/38	1,230	1,346
California GO	5.250%	8/1/38	100	105
California GO	5.000%	10/1/39	120	136
California GO	6.000%	11/1/39	325	364
California GO	5.500%	3/1/40	245	272
California GO	5.250%	11/1/40	1,015	1,142
California GO	5.000%	9/1/41	935	1,038
California GO	5.000%	10/1/41	865	962
California GO	5.000%	4/1/42	200	221
California GO	5.000%	9/1/42	575	640
California GO	5.000%	2/1/43	255	284
California GO	5.000%	4/1/43	1,100	1,230
California GO	4.875%	11/1/43	265	297
California GO	5.000%	11/1/43	730	824
California GO	4.500%	12/1/43	405	432
California GO	4.000%	11/1/44	200	205
California GO	5.000%	8/1/45	500	567
California GO PUT	3.000%	12/1/19	125	129
California GO PUT	4.000%	12/1/21	500	550
California Infrastructure & Economic Development
Bank Revenue (State Clean Water Revolving
Fund)	5.000%	10/1/28	1,000	1,242
California Public Works Board Lease Revenue	5.000%	10/1/28	500	604
California Public Works Board Lease Revenue	5.000%	10/1/29	500	599
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/20	100	112
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/21	285	327
California Public Works Board Lease Revenue
(Department of Corrections)	4.000%	6/1/28	60	65
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/29	240	278
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/32	245	280

17

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/33	650	739
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	9/1/39	300	336
California Public Works Board Lease Revenue
(Department of General Services)	5.000%	5/1/18	150	156
California Public Works Board Lease Revenue
(Department of State Hospitals)	5.000%	6/1/26	325	378
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	150	172
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	250	288
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/21 (Prere.)	205	238
California Public Works Board Lease Revenue
(Various Capital Projects)	5.750%	10/1/19 (Prere.)	200	222
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/21	525	596
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	5/1/21	1,495	1,701
California Public Works Board Lease Revenue
(Various Capital Projects)	5.250%	11/1/28	300	353
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/29	100	115
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	35	39
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	4/1/37	205	227
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/38	115	129
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	255	277
California State University Systemwide Revenue	5.250%	5/1/19 (Prere.)	90	98
California State University Systemwide Revenue	5.000%	11/1/29	255	300
California State University Systemwide Revenue	5.000%	11/1/30	500	595
California State University Systemwide Revenue	4.000%	11/1/31	500	537
California State University Systemwide Revenue	5.000%	11/1/31	150	175
California State University Systemwide Revenue	5.000%	11/1/31	510	600
California State University Systemwide Revenue	5.000%	11/1/32	50	58
California State University Systemwide Revenue	4.000%	11/1/34	125	132
California State University Systemwide Revenue	5.000%	11/1/34	650	747
California State University Systemwide Revenue	4.000%	11/1/35	235	247
California State University Systemwide Revenue	4.000%	11/1/37	375	391
California State University Systemwide Revenue	5.000%	11/1/37	325	366
California State University Systemwide Revenue	5.000%	11/1/37	350	403
California State University Systemwide Revenue	4.000%	11/1/38	625	650
California State University Systemwide Revenue	5.000%	11/1/38	500	580
California State University Systemwide Revenue	5.000%	11/1/41	490	560
California State University Systemwide Revenue	4.000%	11/1/43	200	206
California State University Systemwide Revenue	4.000%	11/1/45	955	982
California State University Systemwide Revenue	5.000%	11/1/47	115	132
California State University Systemwide Revenue	5.000%	11/1/47	815	926
Centinela Valley CA Union High School District GO	4.000%	8/1/50 (4)	300	306

18

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/17 (Prere.)	200	204
Chino Basin Regional Financing Authority
California Revenue (Inland Empire Utilities
Agency)	5.000%	11/1/17 (Prere.)	100	102
Clovis CA Unified School District GO	4.000%	8/1/40	150	154
Coast CA Community College District GO	5.000%	8/1/18 (Prere.)	115	121
Coast CA Community College District GO	4.000%	8/1/38	125	130
Coast CA Community College District GO	5.000%	8/1/38	880	996
Colton CA Joint Unified School District GO	0.000%	8/1/42 (4)	110	36
Contra Costa CA Community College District GO	5.000%	8/1/38	150	170
Corona-Norco CA Unified School District GO	0.000%	8/1/39 (4)	400	153
Cypress CA Elementary School District GO	0.000%	8/1/40	250	92
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/17 (Prere.)	400	402
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/19	150	163
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/21	300	345
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/30	150	178
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/32	145	170
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/35	410	476
East Bay CA Municipal Utility District Water
System Revenue	5.000%	6/1/37	150	173
East Bay CA Municipal Utility District Water
System Revenue	4.000%	6/1/45	120	123
Eastern California Municipal Water District Water
& Sewer COP	5.000%	7/1/18 (Prere.)	200	210
Fremont CA Union High School District GO	4.000%	8/1/40	725	752
Fresno CA Unified School District GO	4.000%	8/1/41	500	514
Gilroy CA School Facilities Finance Authority
Revenue	4.000%	8/1/42	520	528
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/18 (Prere.)	105	112
Irvine CA Ranch Water District Revenue	5.250%	2/1/46	575	678
Long Beach CA Community College District GO	4.000%	8/1/42	500	513
Long Beach CA Unified School District GO	0.000%	8/1/32	100	55
Long Beach CA Unified School District GO	4.000%	8/1/45	350	361
Los Angeles CA Community College District GO	5.000%	8/1/18 (Prere.)	2,340	2,463
Los Angeles CA Community College District GO	5.000%	8/1/26	150	181
Los Angeles CA Community College District GO	5.000%	8/1/27	175	210
Los Angeles CA Community College District GO	5.000%	8/1/28	570	679
Los Angeles CA Community College District GO	5.000%	8/1/29	250	296
Los Angeles CA Community College District GO	5.000%	8/1/30	285	336
Los Angeles CA Community College District GO	5.000%	8/1/31	520	609
Los Angeles CA Community College District GO	4.000%	8/1/32	100	107
Los Angeles CA Community College District GO	5.000%	8/1/36	100	116
Los Angeles CA Community College District GO	4.000%	8/1/37	1,000	1,054
Los Angeles CA Community College District GO	4.000%	8/1/39	325	337
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/29	100	108

19

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	250	271
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	795	877
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/35	160	181
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	1,330	1,467
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/18	860	901
Los Angeles CA Department of Water & Power
Revenue	5.000%	12/1/18	1,500	1,591
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/20	340	382
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24	125	148
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	140	162
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/29	245	287
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/32	130	150
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/35	300	344
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/37	1,000	1,164
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39 (2)	200	201
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/42	1,250	1,446
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,725	1,934
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	1,515	1,702
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/43	180	202
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	170
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44 (2)	500	503
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/44	150	170
Los Angeles CA GO	4.500%	9/1/18 (Prere.)	160	168
Los Angeles CA GO	4.500%	9/1/28	40	42
Los Angeles CA Harbor Department Revenue	5.000%	8/1/44	375	422
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	5.000%	11/1/25	85	103
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/33	860	890
Los Angeles CA Municipal Improvement Corp.
Lease Revenue	4.000%	11/1/35	900	921
Los Angeles CA Unified School District GO	4.500%	7/1/17 (Prere.)	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/17 (Prere.)	100	101

20

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Los Angeles CA Unified School District GO	5.500%	7/1/17 (3)	100	101
Los Angeles CA Unified School District GO	5.000%	7/1/19	70	76
Los Angeles CA Unified School District GO	5.000%	7/1/20	985	1,103
Los Angeles CA Unified School District GO	5.000%	7/1/21	490	564
Los Angeles CA Unified School District GO	5.000%	7/1/21	250	288
Los Angeles CA Unified School District GO	4.500%	7/1/22 (4)	530	533
Los Angeles CA Unified School District GO	5.000%	7/1/22	110	129
Los Angeles CA Unified School District GO	5.000%	7/1/22	265	312
Los Angeles CA Unified School District GO	5.000%	7/1/23	100	120
Los Angeles CA Unified School District GO	5.000%	7/1/24	500	608
Los Angeles CA Unified School District GO	5.000%	7/1/25	200	246
Los Angeles CA Unified School District GO	5.000%	7/1/26	75	92
Los Angeles CA Unified School District GO	5.000%	7/1/27	235	282
Los Angeles CA Unified School District GO	4.250%	1/1/28 (3)	100	101
Los Angeles CA Unified School District GO	4.500%	1/1/28 (14)	505	508
Los Angeles CA Unified School District GO	5.000%	7/1/28	115	131
Los Angeles CA Unified School District GO	5.000%	7/1/28	395	469
Los Angeles CA Unified School District GO	5.000%	7/1/29	295	351
Los Angeles CA Unified School District GO	5.200%	7/1/29	200	217
Los Angeles CA Unified School District GO	3.000%	7/1/32	140	137
Los Angeles CA Unified School District GO	5.000%	7/1/32	300	340
Los Angeles CA Unified School District GO	5.000%	1/1/34	740	798
Los Angeles CA Unified School District GO	5.000%	1/1/34	140	151
Los Angeles CA Unified School District GO	4.000%	7/1/40	835	857
Los Angeles CA Wastewater System Revenue	5.000%	6/1/23	100	120
Los Angeles CA Wastewater System Revenue	5.000%	6/1/35	500	568
Los Angeles CA Wastewater System Revenue	5.000%	6/1/45	250	283
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	6/1/37	250	291
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/15/18 (Prere.)	100	105
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/37	430	485
Los Angeles County CA Public Works Financing
Authority Lease Revenue	4.000%	12/1/40	1,295	1,325
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/42	400	447
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	5.000%	10/1/20	55	62
Los Angeles County CA Sanitation Districts
Financing Authority Revenue	4.000%	10/1/42	250	253
Los Angeles County CA Unified School District
GO	5.000%	7/1/28	200	244
Los Angeles County CA Unified School District
GO	5.000%	7/1/30	1,150	1,382
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/35	100	108
Metropolitan Water District of Southern California
Revenue	5.000%	7/1/37	2,420	2,437
Mount San Antonio CA Community College
District GO	0.000%	8/1/43	150	111
New Haven CA Unified School District GO	0.000%	8/1/33 (12)	125	67
New Haven CA Unified School District GO	0.000%	8/1/34 (12)	120	61

21

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Orange County CA Sanitation District Wastewater
Revenue	3.000%	2/1/31	250	252
Orange County CA Sanitation District Wastewater
Revenue	4.000%	2/1/32	1,185	1,250
Orange County CA Water District Revenue	5.000%	8/15/19 (Prere.)	125	136
Peralta CA Community College District Revenue	4.000%	8/1/39	350	359
Pittsburg CA Unified School District Financing
Authority Revenue	5.500%	9/1/21 (Prere.)	350	412
Poway CA Unified School District GO	0.000%	8/1/33	300	160
Riverside County CA Transportation Commission
Sales Tax Revenue	5.250%	6/1/39	515	596
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/18 (Prere.)	40	42
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/20	195	219
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/27 (4)	60	63
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/37	75	85
Sacramento CA Municipal Utility District Revenue	5.000%	8/15/41	105	118
Sacramento CA Regional Transportation District
Farebox Revenue	5.000%	3/1/42	150	164
Sacramento CA Water Revenue	5.000%	9/1/38	425	482
Sacramento County CA Airport Revenue	6.000%	7/1/18 (Prere.)	170	180
Sacramento County CA Airport Revenue	5.000%	7/1/40	1,225	1,339
San Diego CA Community College District GO	5.000%	8/1/27	70	87
San Diego CA Community College District GO	5.000%	8/1/30	95	112
San Diego CA Community College District GO	5.000%	8/1/31	735	876
San Diego CA Community College District GO	5.000%	8/1/43	300	342
San Diego CA Public Facilities Financing Authority
Lease Revenue	5.000%	9/1/28	125	138
San Diego CA Public Facilities Financing Authority
Lease Revenue	5.250%	3/1/40	170	187
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/17	115	115
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/19 (Prere.)	180	195
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	250	272
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/19 (Prere.)	1,020	1,108
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.500%	5/15/19 (Prere.)	300	327
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.250%	5/15/20 (Prere.)	100	112
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/22	100	118
San Diego CA Public Facilities Financing Authority
Sewer Revenue	5.000%	5/15/27	230	284
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/24	85	104
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	8/1/27	200	246
San Diego CA Public Facilities Financing Authority
Water Revenue	5.000%	5/1/37	275	320
San Diego CA Unified School District GO	5.000%	7/1/26	150	183
San Diego CA Unified School District GO	5.250%	7/1/28 (4)	150	189
San Diego CA Unified School District GO	4.000%	7/1/29	100	111

22

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Diego CA Unified School District GO	5.000%	7/1/29	180	217
San Diego CA Unified School District GO	4.000%	7/1/32	500	539
San Diego CA Unified School District GO	4.000%	7/1/33	250	267
San Diego CA Unified School District GO	0.000%	7/1/35	295	144
San Diego CA Unified School District GO	0.000%	7/1/35	475	234
San Diego CA Unified School District GO	5.000%	7/1/35	100	113
San Diego CA Unified School District GO	0.000%	7/1/36	340	159
San Diego CA Unified School District GO	0.000%	7/1/37	375	167
San Diego CA Unified School District GO	0.000%	7/1/38	170	73
San Diego CA Unified School District GO	5.000%	7/1/40	200	229
San Diego CA Unified School District GO	4.000%	8/1/41	225	234
San Diego CA Unified School District GO	0.000%	7/1/42	150	86
San Diego CA Unified School District GO	4.000%	7/1/45	225	230
San Diego CA Unified School District GO	0.000%	7/1/47	250	72
San Diego CA Unified School District GO	0.000%	7/1/47	835	481
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/41	140	162
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/42	350	396
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	5.000%	4/1/44	110	124
San Diego County CA Regional Transportation
Commission Sales Tax Revenue	4.750%	4/1/48	465	511
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	30	31
San Diego County CA Water Authority Revenue	5.000%	5/1/18 (Prere.)	140	146
San Diego County CA Water Authority Revenue	5.000%	5/1/33	110	130
San Diego County CA Water Authority Revenue	5.000%	5/1/36	120	140
San Diego County CA Water Authority Revenue	5.000%	5/1/38	290	337
San Diego County CA Water Authority Revenue
COP	5.000%	5/1/18 (Prere.)	100	104
San Francisco CA Bay Area Rapid Transit District
GO	4.000%	8/1/33	1,270	1,358
San Francisco CA Bay Area Rapid Transit District
GO	4.000%	8/1/34	100	106
San Francisco CA City & County (War Memorial
Veterans Building Seismic Upgrade &
Improvements) COP	4.000%	4/1/45	380	391
San Francisco CA City & County GO	5.000%	6/15/26	100	119
San Francisco CA City & County GO	5.000%	10/1/28	100	112
San Francisco CA City & County International
Airport Revenue	4.900%	5/1/29	100	109
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	125	137
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/43	130	143
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/46	955	1,080
San Francisco CA City & County Public Utilities
Commission Wastewater Revenue	4.000%	10/1/39	135	139
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/19 (Prere.)	100	110
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/30	320	367

23

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	155	177
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/32	595	695
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/34	420	493
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/36	100	105
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/39	125	129
San Francisco CA City & County Public Utilities
Commission Water Revenue	4.000%	11/1/41	250	254
San Francisco CA City & County Public Utilities
Commission Water Revenue	5.000%	11/1/41	1,175	1,330
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/28 (ETM)	100	76
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/44	800	871
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	5.000%	1/15/50	100	109
San Jose CA Airport Revenue	5.000%	3/1/47	500	564
San Jose CA Finance Authority Revenue (Civic
Center Project)	5.000%	6/1/39	240	270
San Jose CA Unified School District Santa Clara
County GO	5.000%	8/1/18 (Prere.)	100	105
San Marcos CA Unified School District GO	0.000%	8/1/51	100	19
San Mateo CA Union High School District GO	5.000%	9/1/21 (Prere.)	10	12
San Mateo CA Union High School District GO	4.000%	9/1/34	800	847
San Mateo CA Union High School District GO	0.000%	9/1/41	100	78
San Mateo CA Union High School District GO	5.000%	9/1/42	90	101
Santa Barbara CA Secondary/High School District
GO	0.000%	8/1/36	200	87
Santa Clara County CA GO	5.000%	8/1/34	250	272
Santa Clara Valley CA Water District Revenue	5.000%	6/1/46	995	1,141
Southern California Public Power Authority
Revenue (Transmission Project)	6.000%	7/1/18 (Prere.)	1,000	1,061
Southern California Public Power Authority
Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/25	120	134
Southern California Water Replenishment District
Financing Authority Revenue	5.000%	8/1/41	680	777
Tulare County CA Transportation Authority Sales
Tax Revenue	5.000%	2/1/29	120	140
Turlock CA Irrigation District Revenue	5.000%	1/1/20 (Prere.)	210	231
Turlock CA Irrigation District Revenue	5.500%	1/1/41	2,485	2,792
University of California Regents Medical Center
Pooled Revenue	4.000%	5/15/37	300	309
University of California Revenue	5.000%	5/15/22	100	118
University of California Revenue	5.000%	5/15/23	500	598
University of California Revenue	5.000%	5/15/25	150	184
University of California Revenue	5.000%	5/15/27	75	90
University of California Revenue	5.000%	5/15/29	1,280	1,497
University of California Revenue	5.000%	5/15/29	295	349
University of California Revenue	5.000%	5/15/31	55	64
University of California Revenue	5.000%	5/15/32	2,050	2,381

24

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of California Revenue	5.000%	5/15/32	210	243
University of California Revenue	5.000%	5/15/33	700	806
University of California Revenue	4.000%	5/15/36	350	366
University of California Revenue	5.000%	5/15/37	100	114
University of California Revenue	5.000%	5/15/38	300	341
University of California Revenue	5.000%	5/15/40	140	159
University of California Revenue	5.000%	5/15/41	105	120
University of California Revenue	5.000%	5/15/42	640	725
University of California Revenue	5.000%	5/15/46	1,370	1,562
University of California Revenue PUT	5.000%	5/15/23	205	244
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/38	170	192
Ventura County CA Public Financing Authority
Lease Revenue	4.000%	11/1/43	115	118
Ventura County CA Public Financing Authority
Lease Revenue	5.000%	11/1/43	195	223
West Contra Costa CA Unified School District
GO	4.000%	8/1/54	165	167
William S. Hart Union High School District
California GO	4.000%	8/1/38	100	103
Yosemite CA Community College District GO	5.000%	8/1/18 (Prere.)	100	105
Yosemite CA Community College District GO	5.000%	8/1/32	100	117
Yosemite CA Community College District GO	0.000%	8/1/42	1,180	761
				227,315
Colorado (0.6%)
Adams & Arapahoe CO Joint School District No.
28J GO	5.000%	12/1/32	435	515
Adams County CO COP	4.000%	12/1/45	280	285
Board of Governors of the Colorado State
University System Enterprise Revenue	5.000%	3/1/47	125	139
Boulder Larimer & Weld Counties CO St. Vrain
Valley School District GO	5.000%	12/15/18 (Prere.)	100	106
Boulder Valley CO School District GO	5.000%	12/1/42	970	1,126
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.250%	11/1/18 (Prere.)	155	165
Colorado Higher Education Capital Construction
Lease Purchase Financing Program COP	5.500%	11/1/18 (Prere.)	400	427
Colorado Public Highway Authority Capital
Appreciation Revenue	0.000%	9/1/35	235	107
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	50	57
Denver CO City & County Airport Revenue	5.000%	11/15/25	275	329
Denver CO City & County Airport Revenue	5.000%	11/15/33	200	227
Denver CO City & County Airport Revenue	4.000%	11/15/43	170	172
Denver CO City & County Dedicated Tax
Revenue	5.000%	8/1/44	435	495
Denver CO City & County Dedicated Tax
Revenue	4.000%	8/1/46	150	154
Denver CO City & County School District GO	4.000%	12/1/41	200	209
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	200	127
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	705	425
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/32 (14)	155	85

25

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/37 (14)	350	135
Regional Transportation District of Colorado COP	5.000%	6/1/39	245	271
Regional Transportation District of Colorado COP	4.000%	6/1/40	345	351
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/26	50	58
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/28	200	248
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	5.000%	11/1/29	350	406
Regional Transportation District of Colorado Sales
Tax Revenue (FasTracks Project)	4.500%	11/1/34 (4)	80	81
University of Colorado Enterprise System
Revenue	5.000%	6/1/37	125	141
University of Colorado Enterprise System
Revenue	5.000%	6/1/43	250	281
				7,122
Connecticut (1.2%)
Connecticut GO	5.000%	12/1/17 (Prere.)	100	102
Connecticut GO	5.000%	10/15/20	150	167
Connecticut GO	5.000%	11/1/20	1,000	1,114
Connecticut GO	5.000%	12/1/21	400	438
Connecticut GO	5.000%	10/15/22	70	81
Connecticut GO	5.000%	10/15/22	180	208
Connecticut GO	5.000%	3/15/24	275	321
Connecticut GO	5.000%	6/15/25	625	735
Connecticut GO	5.000%	10/15/25	750	885
Connecticut GO	5.000%	10/15/25	100	115
Connecticut GO	5.000%	6/15/26	800	934
Connecticut GO	5.000%	11/1/26	315	333
Connecticut GO	5.000%	8/15/27	500	587
Connecticut GO	5.000%	11/15/27	500	582
Connecticut GO	4.000%	9/15/28	265	284
Connecticut GO	5.000%	11/15/28	300	347
Connecticut GO	5.000%	11/1/31	170	191
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.700%	7/1/29	100	101
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	4.850%	7/1/37	1,090	1,097
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.000%	7/1/40	1,485	1,553
Connecticut Health & Educational Facilities
Authority Revenue (Yale University)	5.050%	7/1/42	200	201
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	1.375%	7/11/18	100	100
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	2/1/19	175	187
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	8/1/23	315	370
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	9/1/24	150	178
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	9/1/26	1,005	1,209

26

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	9/1/26	150	178
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	8/1/27	100	117
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	9/1/27	105	124
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	1/1/29	365	419
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	9/1/29	500	583
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	8/1/30	300	343
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	10/1/30	225	261
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	10/1/33	100	114
Connecticut Special Tax Revenue (Transportation
Infrastructure)	5.000%	8/1/35	500	556
				15,115
Delaware (0.1%)
Delaware GO	5.000%	7/1/23	400	480
Delaware Transportation Authority Transportation
System Revenue	5.000%	6/1/55	450	486
				966
District of Columbia (1.1%)
District of Columbia GO	5.000%	12/1/17 (Prere.)	630	645
District of Columbia GO	5.000%	6/1/23	750	894
District of Columbia GO	5.000%	6/1/24	75	89
District of Columbia GO	4.500%	6/1/25 (2)	95	95
District of Columbia GO	4.750%	6/1/33 (14)	520	522
District of Columbia GO	5.000%	6/1/33	155	178
District of Columbia GO	5.000%	6/1/33 (13)	105	109
District of Columbia GO	4.750%	6/1/36 (14)	400	401
District of Columbia GO	5.000%	6/1/36	300	344
District of Columbia GO	4.500%	6/1/37 (14)	100	100
District of Columbia GO	5.000%	6/1/38	865	981
District of Columbia GO	4.000%	6/1/41	170	175
District of Columbia GO	5.000%	6/1/41	500	576
District of Columbia GO	5.000%	6/1/41	250	286
District of Columbia Income Tax Revenue	5.000%	12/1/23	150	176
District of Columbia Income Tax Revenue	5.250%	12/1/26	420	462
District of Columbia Income Tax Revenue	5.000%	12/1/28	230	255
District of Columbia Income Tax Revenue	5.000%	12/1/30	120	137
District of Columbia Income Tax Revenue	5.000%	12/1/31	300	341
District of Columbia Income Tax Revenue	5.250%	12/1/34	475	523
District of Columbia Income Tax Revenue	5.000%	12/1/36	1,800	2,047
District of Columbia Revenue (Georgetown
University)	5.250%	10/1/18 (Prere.)	235	249
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/30	150	177
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/34	260	299
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.250%	10/1/40	100	117

27

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/44	285	322
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.000%	10/1/45	930	1,051
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/35	175	192
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/39	240	264
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/37	1,160	446
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/39	90	32
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	0.000%	10/1/40 (12)	1,000	355
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.250%	10/1/44	20	22
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue (Dulles
Metrorail & Capital Improvement Projects)	5.000%	10/1/53	950	996
				13,880
Florida (4.1%)
Broward County FL Airport System Revenue	4.000%	10/1/42	240	245
Broward County FL Airport System Revenue	5.000%	10/1/42	420	465
Broward County FL School Board COP	5.250%	7/1/18 (Prere.)	60	63
Broward County FL School Board COP	5.000%	7/1/24	125	148
Broward County FL Water & Sewer Utility
Revenue	5.250%	10/1/18 (Prere.)	500	530
Cape Coral FL Water & Sewer System Revenue	5.000%	10/1/41 (4)	380	425
Central Florida Expressway Authority BAN	4.000%	7/1/37	270	278
Central Florida Expressway Authority Revenue	4.000%	7/1/30	500	533
Central Florida Expressway Authority Revenue	5.000%	7/1/34	115	131
Central Florida Expressway Authority Revenue	4.000%	7/1/35	500	518
Central Florida Expressway Authority Revenue	4.000%	7/1/38	625	641
Central Florida Expressway Authority Revenue	4.000%	7/1/39	450	460
Citizens Property Insurance Corp. Florida
Revenue (Personal Lines Account/Commercial
Lines Account)	5.000%	6/1/19	310	334
Clearwater FL Water & Sewer Revenue	5.250%	12/1/19 (Prere.)	105	116
Duval County FL School Board COP	5.000%	7/1/17 (Prere.)	300	302
Florida Board of Education Lottery Revenue	5.000%	7/1/20	1,400	1,564
Florida Board of Education Lottery Revenue	5.000%	7/1/24	285	343
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	100	100
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	205	214
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/21	110	123

28

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	1,595	1,873
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	250	285
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/25	225	263
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/33	715	789
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/36	180	198
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/37 (14)	145	147
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/38	200	211
Florida Mid-Bay Bridge Authority Revenue	4.000%	10/1/40 (4)	200	203
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	105	111
Florida Municipal Power Agency Revenue	5.250%	10/1/18 (Prere.)	125	133
Florida Municipal Power Agency Revenue	5.250%	10/1/19	135	148
Florida Municipal Power Agency Revenue	5.000%	10/1/22	290	337
Florida Municipal Power Agency Revenue	5.000%	10/1/28	90	107
Florida Turnpike Authority Revenue	4.500%	7/1/37	50	54
Florida Turnpike Authority Revenue	5.000%	7/1/40	1,765	1,955
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	200	213
Fort Lauderdale FL Water & Sewer Revenue	4.750%	9/1/17 (Prere.)	100	101
Fort Lauderdale FL Water & Sewer Revenue	5.000%	9/1/17 (Prere.)	790	801
Greater Orlando Aviation Authority Florida Airport
Facilities Revenue	5.000%	10/1/39	400	440
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/44	505	561
Hillsborough County FL School Board (Master
Lease Program) COP	4.250%	7/1/25 (14)	100	101
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/26	55	66
Hillsborough County FL School Board (Master
Lease Program) COP	5.000%	7/1/29	200	228
Jacksonville FL Electric Authority Electric System
Revenue	5.000%	10/1/28	800	914
Jacksonville FL Electric Authority Electric System
Revenue	5.000%	10/1/39	40	45
Jacksonville FL Electric Authority Revenue
(St. John’s River Power Park)	5.000%	10/1/18	475	502
Jacksonville FL Special Revenue	5.000%	10/1/30	500	590
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	4.500%	10/1/17 (Prere.)	105	107
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.250%	10/1/17 (Prere.)	325	331
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/18 (Prere.)	375	396
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/19 (Prere.)	1,670	1,844
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	750	835

29

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	250	290
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	300	332
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/36	485	531
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	100	108
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/41	340	380
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	110	120
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	165	174
Miami-Dade County FL Building Better
Communities GO	5.625%	7/1/18 (Prere.)	110	116
Miami-Dade County FL Building Better
Communities GO	5.000%	7/1/38	500	567
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	4.000%	4/1/45	100	101
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/45	180	196
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/24	200	237
Miami-Dade County FL Expressway Authority
Toll System Revenue	4.000%	7/1/35	110	114
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	2,165	2,366
Miami-Dade County FL Industrial Development
Authority Revenue (Biscayne Properties LLC)	5.000%	6/1/48	255	250
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	10/1/48 (12)	450	102
Miami-Dade County FL Professional Sports
Franchise Facilities Tax Revenue	0.000%	4/1/49 (12)	1,225	271
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	225	225
Miami-Dade County FL School Board COP	5.000%	5/1/17 (Prere.)	115	115
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	104
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	120	125
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	100	104
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	150	157
Miami-Dade County FL School Board COP	5.250%	5/1/18 (Prere.)	250	261
Miami-Dade County FL School Board COP	5.375%	2/1/19 (Prere.)	255	274
Miami-Dade County FL School Board COP	5.000%	2/1/26	275	328
Miami-Dade County FL School Board COP	5.625%	5/1/31	65	73
Miami-Dade County FL School District GO	5.000%	3/15/46	1,000	1,123
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/17 (Prere.)	175	178
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/34	100	113
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	515	581
Miami-Dade County FL Special Obligation
Revenue	5.000%	10/1/35	560	620

30

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Miami-Dade County FL Special Obligation
Revenue	4.000%	10/1/39	135	137
Miami-Dade County FL Special Obligation
Revenue	0.000%	10/1/42	130	40
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/18 (Prere.)	145	152
Miami-Dade County FL Transit Sales Surtax
Revenue	4.000%	7/1/42	190	192
Miami-Dade County FL Transit Sales Surtax
Revenue	5.000%	7/1/42	1,530	1,699
Miami-Dade County FL Water & Sewer Revenue	5.125%	10/1/18 (Prere.)	440	466
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/18 (4)	300	318
Miami-Dade County FL Water & Sewer Revenue	6.000%	10/1/18 (Prere.)	110	118
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/23	100	119
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/24	350	422
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/34	700	774
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/39 (12)	1,045	1,152
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/42	1,075	1,190
Orange County FL School Board COP	5.000%	8/1/17 (Prere.)	135	136
Orange County FL School Board COP	5.500%	8/1/19 (Prere.)	310	341
Orange County FL School Board COP	5.000%	8/1/31	80	92
Orange County FL Tourist Development Revenue	5.000%	10/1/22	100	117
Orange County FL Tourist Development Revenue	5.000%	10/1/24	195	234
Orange County FL Tourist Development Revenue	4.000%	10/1/34	750	784
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/20 (Prere.)	460	513
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/22	55	64
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.000%	5/1/24 (Prere.)	400	484
Orlando FL Contract Tourist Development Tax
Payments Revenue	5.250%	5/1/24 (Prere.)	200	245
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/18	400	423
Orlando FL Utility Commission Utility System
Revenue	5.000%	4/1/19 (Prere.)	1,350	1,451
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/23	175	209
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/25	125	153
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/22	50	40
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/32	45	34
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	0.000%	10/1/39	590	435
Osceola County FL Expressway System Revenue
(Poinciana Parkway Project)	5.375%	10/1/47	230	246
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	335	349
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/18 (Prere.)	105	109
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/18 (Prere.)	65	69

31

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/21 (Prere.)	5	6
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/24	145	166
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/31	95	107
Port St. Lucie FL Special Assessment Revenue
(Southwest Annexation District)	5.000%	7/1/17 (Prere.)	1,000	1,007
Port St. Lucie FL Utility Revenue	5.000%	9/1/18 (Prere.)	100	105
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	10	11
Reedy Creek FL Improvement District GO	5.000%	6/1/38	290	326
South Florida Water Management District COP	5.000%	10/1/33	275	315
Tallahassee FL Energy System Revenue	5.000%	10/1/37 (14)	1,000	1,016
Tallahassee FL Utility System Revenue	5.000%	10/1/32	105	107
Tallahassee FL Utility System Revenue	5.000%	10/1/37	150	152
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (ETM)	120	127
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/18 (Prere.)	85	90
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/19 (ETM)	250	273
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.250%	9/1/27	635	749
Tampa FL Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project)	5.500%	9/1/30	250	294
				51,216
Georgia (2.7%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/29	130	151
Atlanta GA Metropolitan Rapid Transit Authority
Revenue	5.000%	7/1/39	260	280
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	575	645
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	50	56
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	100	112
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/19 (Prere.)	245	275
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	1,810	2,040
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/19 (Prere.)	2,120	2,390
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/27 (4)	150	189
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/27 (14)	565	697
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33	500	581
Atlanta GA Water & Wastewater Revenue	5.250%	11/1/34 (4)	1,190	1,308
Atlanta GA Water & Wastewater Revenue	5.375%	11/1/39 (4)	90	99
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/40	1,590	1,814
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/43	475	541
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	280	317
Georgia GO	5.000%	7/1/17	250	252
Georgia GO	4.000%	9/1/17	215	217
Georgia GO	5.000%	7/1/18 (Prere.)	150	157
Georgia GO	5.000%	1/1/19 (Prere.)	350	373
Georgia GO	5.000%	7/1/19	100	109
Georgia GO	5.000%	7/1/19	200	201
Georgia GO	5.000%	7/1/19	665	722
Georgia GO	5.000%	10/1/21	250	289
Georgia GO	5.000%	2/1/22	100	116
Georgia GO	4.500%	11/1/22	135	152
Georgia GO	5.000%	12/1/23	1,000	1,208
Georgia GO	5.000%	2/1/24	450	544

32

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Georgia GO	5.000%	7/1/24	800	975
Georgia GO	5.000%	7/1/24	130	136
Georgia GO	4.000%	7/1/25	1,785	2,052
Georgia GO	5.000%	1/1/26	1,780	2,202
Georgia GO	5.000%	7/1/26	800	996
Georgia GO	5.000%	7/1/27	100	117
Georgia GO	5.000%	2/1/28	110	134
Georgia GO	5.000%	7/1/28	80	99
Georgia Road & Tollway Authority GAN	5.000%	6/1/17	200	201
Georgia Road & Tollway Authority Revenue	5.000%	3/1/21	1,000	1,140
Gwinnett County GA School District GO	4.500%	10/1/17	200	203
Gwinnett County GA School District GO	5.000%	8/1/21	1,600	1,845
Gwinnett County GA School District GO	5.000%	8/1/22	1,000	1,178
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	4.500%	7/1/17 (Prere.)	185	186
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/19 (14)	85	92
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.000%	7/1/20 (14)	570	637
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/36	180	194
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	665	721
Municipal Electric Authority Georgia Revenue	5.000%	1/1/28	100	115
Municipal Electric Authority Georgia Revenue	5.000%	7/1/60	560	605
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	555	614
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/18 (Prere.)	555	585
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	10/1/38	500	577
Private Colleges & University Authority of
Georgia Revenue (Savannah College of Art &
Design)	5.000%	4/1/44	500	537
Sandy Springs GA Public Facilities Authority
(City Center Project)	5.000%	5/1/41	685	792
Sandy Springs GA Public Facilities Authority
(City Center Project)	4.000%	5/1/47	145	151
				32,919
Hawaii (0.8%)
Hawaii GO	5.000%	5/1/18 (Prere.)	95	99
Hawaii GO	5.000%	5/1/18 (Prere.)	5	5
Hawaii GO	5.000%	11/1/18	625	663
Hawaii GO	5.000%	12/1/18	500	532
Hawaii GO	5.000%	12/1/21 (Prere.)	390	452
Hawaii GO	5.000%	12/1/21 (Prere.)	135	156
Hawaii GO	5.000%	12/1/21 (Prere.)	125	145
Hawaii GO	5.000%	12/1/21 (Prere.)	65	75
Hawaii GO	5.000%	12/1/21 (Prere.)	90	104
Hawaii GO	5.000%	8/1/23 (Prere.)	40	48
Hawaii GO	5.000%	8/1/23	115	137
Hawaii GO	5.000%	8/1/24	210	254
Hawaii GO	5.000%	10/1/24	225	273
Hawaii GO	5.000%	8/1/25	445	534
Hawaii GO	5.000%	12/1/26	260	297

33

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Hawaii GO	5.000%	10/1/27	300	366
Hawaii GO	5.000%	10/1/27	500	602
Hawaii GO	5.000%	12/1/27	195	223
Hawaii GO	5.000%	8/1/28	50	59
Hawaii GO	5.000%	12/1/28	100	114
Hawaii GO	5.000%	8/1/29	150	176
Hawaii GO	5.000%	8/1/30	490	573
Hawaii GO	5.000%	8/1/30	125	145
Hawaii GO	3.000%	4/1/36	470	430
Honolulu HI City & County GO	5.000%	11/1/27	325	381
Honolulu HI City & County GO	5.000%	11/1/32	300	345
Honolulu HI City & County GO	5.000%	10/1/39	785	895
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/31	270	294
Honolulu HI City & County Wastewater System
Revenue	4.000%	7/1/33	500	535
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/37	175	197
Honolulu HI City & County Wastewater System
Revenue	5.000%	7/1/45	355	403
				9,512
Idaho (0.0%)
Idaho Housing & Finance Association RAN	5.250%	7/15/18 (Prere.)	65	68
Idaho Housing & Finance Association RAN	5.000%	7/15/26	75	90
				158
Illinois (4.0%)
Chicago IL Board of Education GO	6.000%	4/1/46	1,000	1,032
Chicago IL GO	5.000%	1/1/22	125	128
Chicago IL GO	5.000%	1/1/23	35	36
Chicago IL GO	5.000%	12/1/23 (2)	100	100
Chicago IL GO	4.300%	1/1/24 (2)	100	100
Chicago IL GO	5.000%	1/1/27 (4)	200	210
Chicago IL GO	4.750%	1/1/28 (14)	75	75
Chicago IL GO	5.000%	1/1/28 (4)	100	105
Chicago IL GO	5.000%	1/1/29 (4)	100	105
Chicago IL GO	4.750%	1/1/30 (4)	185	185
Chicago IL GO	4.750%	1/1/32 (4)	170	170
Chicago IL GO	5.000%	1/1/32 (14)	150	150
Chicago IL GO	5.500%	1/1/33	410	411
Chicago IL GO	5.750%	1/1/33	215	221
Chicago IL GO	5.500%	1/1/34	150	150
Chicago IL GO	5.000%	1/1/35	650	622
Chicago IL GO	4.750%	1/1/36 (4)	400	401
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	100	106
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/24	275	326
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/25	110	131
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/26	60	72
Chicago IL Midway Airport Revenue	5.000%	1/1/25	75	85
Chicago IL Midway Airport Revenue	5.000%	1/1/27	60	69
Chicago IL Midway Airport Revenue	5.000%	1/1/41	390	433

34

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Chicago IL Midway Airport Revenue	5.000%	1/1/46	250	276
Chicago IL O’Hare International Airport Revenue	4.500%	1/1/18 (Prere.)	610	625
Chicago IL O’Hare International Airport Revenue	6.500%	1/1/21 (Prere.)	2,110	2,506
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/24	185	218
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/26	100	118
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/28	85	98
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/30	200	228
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/32	140	152
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/33	500	564
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	500	562
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/34	605	679
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/35	50	53
Chicago IL O’Hare International Airport Revenue	5.625%	1/1/35	1,775	1,992
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/37	900	998
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/39	525	570
Chicago IL O’Hare International Airport Revenue	5.750%	1/1/39	435	490
Chicago IL O’Hare International Airport Revenue	6.000%	1/1/41	100	114
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/44	350	379
Chicago IL O’Hare International Airport Revenue	5.000%	1/1/46	590	654
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/49	250	273
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51 (4)	500	538
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/51	500	534
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/20	500	538
Chicago IL Wastewater Transmission Revenue	0.000%	1/1/28 (14)	275	186
Chicago IL Wastewater Transmission Revenue	5.000%	1/1/39	150	160
Chicago IL Water Revenue	5.000%	11/1/29	50	54
Chicago IL Water Revenue	5.000%	11/1/32 (2)	250	251
Chicago IL Water Revenue	5.250%	11/1/38	350	361
Chicago IL Waterworks Revenue	5.000%	11/1/30	250	276
Chicago IL Waterworks Revenue	5.000%	11/1/36 (2)	175	176
Cook County IL GO	5.000%	11/15/17 (14)	300	306
Cook County IL GO	5.000%	11/15/18	25	26
Cook County IL GO	5.000%	11/15/21	25	27
Cook County IL GO	5.250%	11/15/22	165	181
Cook County IL GO	5.000%	11/15/23	250	285
Cook County IL GO	5.250%	11/15/24	200	221
Cook County IL GO	5.000%	11/15/25	125	139
Cook County IL GO	5.250%	11/15/25	100	110
Cook County IL GO	5.000%	11/15/28	85	90
Cook County IL GO	5.250%	11/15/28	1,075	1,166
Cook County IL Sales Tax Revenue	5.000%	11/15/37	250	269
Illinois Finance Authority Revenue (DePaul
University)	6.125%	4/1/21 (Prere.)	300	354
Illinois Finance Authority Revenue (Illinois
Wesleyan University)	5.000%	9/1/46	140	148
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	110	116
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/18 (Prere.)	80	84
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/18 (Prere.)	120	127

35

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/32	90	94
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/33	50	52
Illinois Finance Authority Revenue (University of
Chicago)	4.000%	10/1/49	90	90
Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/51	75	81
Illinois GO	3.875%	9/1/17	540	544
Illinois GO	5.000%	8/1/18	1,000	1,034
Illinois GO	5.000%	11/1/18	115	120
Illinois GO	5.000%	2/1/19	135	140
Illinois GO	5.000%	8/1/19	1,390	1,453
Illinois GO	4.000%	2/1/20	100	102
Illinois GO	5.000%	7/1/20	125	132
Illinois GO	4.000%	9/1/20	135	138
Illinois GO	4.000%	1/1/21	310	316
Illinois GO	5.250%	1/1/21	275	292
Illinois GO	4.000%	2/1/21	100	102
Illinois GO	5.000%	7/1/21	125	132
Illinois GO	5.000%	8/1/21	1,285	1,358
Illinois GO	5.000%	5/1/22	55	58
Illinois GO	5.000%	8/1/22 (4)	200	220
Illinois GO	4.000%	9/1/22	200	202
Illinois GO	5.000%	2/1/23	220	233
Illinois GO	5.000%	7/1/23	195	207
Illinois GO	5.000%	8/1/23	480	509
Illinois GO	5.000%	1/1/24	50	51
Illinois GO	5.000%	2/1/24	125	132
Illinois GO	5.500%	7/1/24	500	541
Illinois GO	5.000%	2/1/25	500	526
Illinois GO	5.000%	3/1/25	390	403
Illinois GO	5.500%	7/1/25	260	280
Illinois GO	4.000%	8/1/25	170	167
Illinois GO	5.000%	8/1/25	60	62
Illinois GO	5.500%	7/1/26	160	171
Illinois GO	5.000%	2/1/27	50	52
Illinois GO	5.000%	2/1/27	500	522
Illinois GO	5.000%	5/1/27	250	258
Illinois GO	5.000%	5/1/29	75	77
Illinois GO	5.250%	7/1/29	130	134
Illinois GO	4.000%	2/1/31 (4)	250	252
Illinois GO	5.000%	5/1/35	150	150
Illinois GO	5.000%	5/1/36	265	265
Illinois GO	5.000%	5/1/39	170	170
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/22	100	114
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/23	175	203
Illinois Municipal Electric Agency Power Supply
System Revenue	5.000%	2/1/29	40	46
Illinois Municipal Electric Agency Power Supply
System Revenue	4.000%	2/1/33	250	261

36

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Illinois Regional Transportation Authority
Revenue	5.750%	6/1/21 (4)	120	140
Illinois Regional Transportation Authority Revenue	6.500%	7/1/26 (14)	65	84
Illinois Regional Transportation Authority Revenue	5.750%	6/1/34 (4)	75	96
Illinois Sales Tax Revenue	4.750%	6/15/19 (Prere.)	225	242
Illinois Sales Tax Revenue	5.000%	6/15/19	450	485
Illinois Sales Tax Revenue	5.250%	6/15/19 (Prere.)	160	174
Illinois Sales Tax Revenue	5.000%	6/15/20	270	298
Illinois Sales Tax Revenue	5.000%	6/15/20	100	110
Illinois Sales Tax Revenue	4.000%	6/15/21	350	367
Illinois Sales Tax Revenue	5.000%	6/15/21	175	197
Illinois Sales Tax Revenue	5.000%	6/15/23	510	592
Illinois Sales Tax Revenue	5.000%	6/15/24	430	501
Illinois Sports Facility Authority Revenue	0.000%	6/15/26 (2)	90	62
Illinois Sports Facility Authority Revenue	5.000%	6/15/27 (4)	330	364
Illinois Toll Highway Authority Revenue	5.500%	1/1/18 (Prere.)	50	52
Illinois Toll Highway Authority Revenue	5.000%	12/1/18	100	106
Illinois Toll Highway Authority Revenue	5.000%	12/1/21	100	115
Illinois Toll Highway Authority Revenue	5.000%	1/1/24	100	118
Illinois Toll Highway Authority Revenue	4.000%	12/1/31	185	196
Illinois Toll Highway Authority Revenue	5.000%	12/1/32	90	103
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	750	833
Illinois Toll Highway Authority Revenue	5.000%	1/1/36	360	404
Illinois Toll Highway Authority Revenue	5.000%	1/1/37	375	416
Illinois Toll Highway Authority Revenue	5.000%	1/1/38	460	508
Illinois Toll Highway Authority Revenue	5.000%	1/1/39	50	55
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	1,050	1,164
Illinois Toll Highway Authority Revenue	5.000%	1/1/40	200	222
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	105	85
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	180	121
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	70	41
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/30 (4)	150	86
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/34 (14)	255	114
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	520	140
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/46 (4)	615	148
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/47 (4)	120	27
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.500%	6/15/50	235	240
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	0.000%	6/15/20 (14)	215	198
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick
Place Expansion Project)	5.000%	12/15/20	70	76

37

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/22 (14)	295	332
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/22	100	110
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	12/15/26	115	122
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/31 (14)	620	334
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/32 (14)	430	220
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/34 (14)	250	114
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/37 (14)	200	77
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/41	200	53
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/43 (4)	320	91
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	6/15/45 (4)	340	87
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.000%	6/15/50 (4)	350	365
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	5.200%	6/15/50	350	353
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/50	320	49
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/51	185	26
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue (McCormick Place
Expansion Project)	0.000%	12/15/51 (4)	570	103
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/32	175	180
Northern Illinois Municipal Power Agency Project
Revenue	4.000%	12/1/35	185	186
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	130	134
Northern Illinois Municipal Power Agency Project
Revenue (Prairie State Project)	5.000%	1/1/18 (Prere.)	340	349
Springfield IL Electric Revenue	5.000%	3/1/18 (Prere.)	365	377

38

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Springfield IL Electric Revenue	5.000%	3/1/33	500	556
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/31	190	88
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/32	90	39
Will County IL Community High School District
No. 210 (Lincoln-Way) GO	0.000%	1/1/33	300	118
				49,884
Indiana (0.4%)
Indiana Finance Authority Highway Revenue	5.000%	12/1/23	195	234
Indiana Finance Authority Highway Revenue	5.000%	12/1/25	275	335
Indiana Finance Authority Highway Revenue	5.000%	6/1/27	300	369
Indiana Finance Authority Revenue	5.000%	2/1/24	75	90
Indiana Finance Authority Revenue	5.000%	2/1/25	50	61
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/21 (Prere.)	590	670
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	145	161
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41	700	780
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/41 (14)	500	560
Indiana Municipal Power Agency Revenue	6.000%	1/1/19 (Prere.)	100	108
Indiana Municipal Power Agency Revenue	4.000%	1/1/42	110	111
Indiana Municipal Power Agency Revenue	5.000%	1/1/42	500	562
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/19 (Prere.)	10	11
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/19 (Prere.)	30	32
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/19 (Prere.)	20	22
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.250%	1/1/29 (12)	50	54
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/29	120	129
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.500%	1/1/38 (12)	1,000	1,064
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Waterworks Project)	5.750%	1/1/38	80	86
				5,439
Iowa (0.1%)
Iowa Finance Authority Revenue	5.000%	8/1/20	285	320
Iowa Special Obligation Revenue	4.000%	6/1/26	160	182
Iowa Special Obligation Revenue	5.000%	6/1/28	250	301
Iowa Special Obligation Revenue (Ijobs Program)	5.000%	6/1/19 (Prere.)	555	600
				1,403
Kansas (0.3%)
Kansas Department of Transportation Highway
Revenue	5.500%	3/1/19 (4)	350	379
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/20	120	135
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/24	205	249

39

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	110	133
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/25	145	178
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/26	185	226
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/27	310	375
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/30	750	890
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/34	195	227
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/39	410	451
Seward County KS Unified School District
No. 480 GO	5.000%	9/1/39	90	104
Wyandotte County/Kansas City KS Unified
Government Utility System Revenue	5.000%	9/1/40	75	83
				3,430
Kentucky (0.4%)
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/26	120	141
Kentucky Municipal Power Agency Power
System Revenue	4.000%	9/1/39 (14)	110	112
Kentucky Municipal Power Agency Power
System Revenue	5.000%	9/1/42 (14)	150	164
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	110	113
Kentucky Property & Building Commission
Revenue	5.000%	8/1/18	345	362
Kentucky Property & Building Commission
Revenue	5.375%	11/1/18 (Prere.)	160	171
Kentucky Property & Building Commission
Revenue	5.500%	11/1/18 (Prere.)	320	342
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	445	477
Kentucky Property & Building Commission
Revenue	5.250%	2/1/19 (Prere.)	230	247
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	120	127
Kentucky Property & Building Commission
Revenue	5.000%	8/1/22	375	434
Kentucky Property & Building Commission
Revenue	5.000%	8/1/23	105	123
Kentucky Property & Building Commission
Revenue	5.250%	2/1/24 (12)	15	16
Kentucky Property & Building Commission
Revenue	5.000%	11/1/26	500	594
Kentucky Property & Building Commission
Revenue	5.500%	11/1/28	30	32
Kentucky Public Transportation Infrastructure
Authority Toll Revenue (Downtown Crossing
Project) BAN	6.000%	7/1/53	200	223
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System	3.000%	5/15/46	610	529

40

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	5.000%	5/15/34	100	113
Louisville & Jefferson County KY Metropolitan
Sewer & Drain System Revenue	4.250%	5/15/38 (12)	65	67
				4,387
Louisiana (0.5%)
East Baton Rouge Parish LA Sewer Commission
Revenue	5.250%	2/1/19 (Prere.)	55	59
East Baton Rouge Parish LA Sewer Commission
Revenue	5.000%	2/1/39	100	111
Lafayette LA Communications System Revenue	5.250%	11/1/17 (Prere.)	275	281
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23	500	578
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23	145	167
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/36	500	563
Louisiana Gasoline & Fuel Tax Revenue	4.500%	5/1/39	1,325	1,417
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/41	110	124
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/45	390	422
Louisiana GO	5.000%	8/1/25	50	59
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/43	100	109
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	5.000%	2/1/44	100	109
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (East Baton Rouge Sewerage
Commission Projects)	4.000%	2/1/48	295	298
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/37	570	637
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/39	100	111
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/51	150	161
Louisiana Public Facilities Authority Lease
Revenue	5.000%	7/1/56	150	159
Louisiana Public Facilities Authority Revenue
(Hurricane Recovery Program)	4.500%	6/1/17 (Prere.)	110	110
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.000%	10/1/41	315	331
New Orleans LA Sewage Service Revenue	5.000%	6/1/44	215	235
				6,041
Maine (0.0%)
Maine GO	5.000%	6/1/21	500	574

Maryland (2.3%)
Anne Arundel County MD GO	4.750%	4/1/19 (Prere.)	100	107
Baltimore MD Project Revenue	4.500%	7/1/32 (2)	300	302
Baltimore MD Project Revenue	5.000%	7/1/38	60	67

41

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Baltimore MD Project Revenue	5.000%	7/1/41	660	735
Baltimore MD Project Revenue	5.000%	7/1/43	105	117
Howard County MD GO	3.000%	2/15/30	100	101
Maryland Department of Transportation Revenue	5.000%	9/1/18 (Prere.)	205	216
Maryland Department of Transportation Revenue	5.000%	2/15/23	1,330	1,585
Maryland Department of Transportation Revenue	4.000%	12/15/26	150	168
Maryland Department of Transportation Revenue	4.000%	11/1/27	300	336
Maryland Department of Transportation Revenue	3.000%	12/15/30	755	758
Maryland GO	4.500%	8/1/17	1,000	1,010
Maryland GO	5.000%	8/1/17	2,105	2,128
Maryland GO	5.000%	3/1/18	100	103
Maryland GO	5.000%	7/15/18 (Prere.)	115	121
Maryland GO	5.000%	3/1/19	110	118
Maryland GO	5.000%	3/1/19 (Prere.)	60	64
Maryland GO	5.000%	3/15/19 (Prere.)	375	403
Maryland GO	5.000%	3/15/19	125	134
Maryland GO	5.000%	8/1/19 (Prere.)	200	218
Maryland GO	5.000%	8/1/20 (Prere.)	125	140
Maryland GO	5.000%	8/1/20	500	561
Maryland GO	5.000%	3/1/21 (Prere.)	1,300	1,481
Maryland GO	4.500%	8/1/21	200	226
Maryland GO	5.000%	8/1/21 (Prere.)	100	115
Maryland GO	5.000%	8/1/21	150	173
Maryland GO	5.000%	8/1/21	500	576
Maryland GO	5.000%	3/1/22 (Prere.)	250	291
Maryland GO	5.000%	3/1/23 (Prere.)	730	867
Maryland GO	4.000%	8/1/23	150	171
Maryland GO	5.000%	8/1/23 (Prere.)	115	138
Maryland GO	5.000%	8/1/23	250	300
Maryland GO	5.000%	6/1/24	940	1,144
Maryland GO	4.000%	8/1/24	700	805
Maryland GO	5.000%	8/1/24	200	244
Maryland GO	5.000%	3/1/25	100	118
Maryland GO	4.000%	6/1/25	1,440	1,636
Maryland GO	5.000%	3/1/26	75	89
Maryland GO	5.000%	6/1/26	1,000	1,199
Maryland GO	3.000%	3/1/27	350	358
Maryland GO	4.000%	6/1/27	705	790
Maryland GO	4.000%	8/1/27	960	1,069
Maryland GO	3.000%	3/1/28	295	300
Maryland GO	3.000%	3/1/30	200	203
Maryland GO	4.000%	3/15/30	1,000	1,114
Maryland GO	3.000%	6/1/31	500	502
Maryland Stadium Authority Revenue (Baltimore
City Public Schools Construction & Revitalization
Program Revenue Bonds)	5.000%	5/1/46	750	846
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/36 (4)	210	219
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/38 (4)	390	407
Maryland Transportation Authority Facilities
Projects Revenue	4.500%	7/1/41 (4)	775	779
Maryland Transportation Authority GAN	5.250%	3/1/19	545	588
Montgomery County MD GO	5.000%	11/1/20	400	452

42

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County MD GO	5.000%	7/1/21	245	282
Montgomery County MD GO	5.000%	11/1/23	940	1,132
Montgomery County MD GO	5.000%	11/1/25	500	606
Montgomery County MD GO	5.000%	11/1/26	115	139
				28,851
Massachusetts (5.1%)
Massachusetts Bay Transportation Authority
Assessment Revenue	4.050%	7/1/41	50	51
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	260	292
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17	115	116
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	130	137
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	925	972
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/18	425	448
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/28	80	99
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/31	90	111
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,000	1,043
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/40	850	965
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/45	535	604
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	925	1,006
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	165	180
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	610	659
Massachusetts Development Finance Agency
Revenue (Boston College)	4.000%	7/1/42	930	956
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/17 (Prere.)	145	146
Massachusetts Development Finance Agency
Revenue (Boston University)	4.000%	10/1/46	600	611
Massachusetts Development Finance Agency
Revenue (Brandeis University)	5.000%	10/1/35	835	907
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/41	410	441
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/47	500	540
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/20 (Prere.)	1,550	1,746
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/22	250	294
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/24	100	122
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/25	1,275	1,571

43

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/30	740	895
Massachusetts Development Finance Agency
Revenue (Harvard University)	4.000%	7/15/36	135	145
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/36	880	1,112
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	7/15/40	205	262
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/29	500	571
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/43	380	432
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/24	60	73
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	320	382
Massachusetts GO	5.000%	8/1/17	600	607
Massachusetts GO	5.000%	8/1/17 (Prere.)	360	364
Massachusetts GO	5.000%	8/1/17 (Prere.)	500	505
Massachusetts GO	5.000%	12/1/17	1,085	1,112
Massachusetts GO	5.000%	8/1/18 (Prere.)	125	131
Massachusetts GO	5.500%	8/1/18	745	788
Massachusetts GO	5.000%	3/1/19 (Prere.)	1,350	1,448
Massachusetts GO	5.000%	7/1/19 (Prere.)	50	54
Massachusetts GO	5.000%	8/1/19	600	653
Massachusetts GO	5.000%	4/1/21 (Prere.)	100	114
Massachusetts GO	5.000%	8/1/21 (Prere.)	100	115
Massachusetts GO	5.250%	8/1/21	75	87
Massachusetts GO	5.250%	9/1/21 (4)	500	581
Massachusetts GO	5.000%	7/1/22	125	147
Massachusetts GO	5.250%	8/1/22	250	297
Massachusetts GO	5.000%	3/1/23	500	592
Massachusetts GO	5.000%	7/1/23	150	179
Massachusetts GO	5.000%	7/1/23	1,450	1,728
Massachusetts GO	5.000%	8/1/23	215	257
Massachusetts GO	5.250%	8/1/23	75	91
Massachusetts GO	5.000%	10/1/23	150	173
Massachusetts GO	5.000%	7/1/24	335	405
Massachusetts GO	5.000%	7/1/25	450	548
Massachusetts GO	5.000%	8/1/25	200	244
Massachusetts GO	5.250%	9/1/25 (4)	150	186
Massachusetts GO	5.000%	7/1/26	650	799
Massachusetts GO	5.000%	7/1/27	205	254
Massachusetts GO	5.000%	7/1/27	775	901
Massachusetts GO	4.000%	10/1/27	225	242
Massachusetts GO	5.000%	7/1/28	1,300	1,620
Massachusetts GO	5.000%	7/1/29	445	533
Massachusetts GO	4.000%	11/1/29	100	107
Massachusetts GO	5.000%	7/1/30	505	595
Massachusetts GO	4.000%	7/1/31	200	211
Massachusetts GO	5.000%	7/1/33	100	116
Massachusetts GO	5.000%	7/1/35	1,000	1,149
Massachusetts GO	5.000%	8/1/35	100	113
Massachusetts GO	4.000%	9/1/35	570	598

44

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts GO	3.375%	10/1/35	200	196
Massachusetts GO	5.000%	12/1/35	100	116
Massachusetts GO	5.000%	7/1/36	840	963
Massachusetts GO	4.000%	9/1/37	200	207
Massachusetts GO	4.000%	9/1/37	100	104
Massachusetts GO	3.250%	9/1/38	200	189
Massachusetts GO	5.000%	12/1/38	750	867
Massachusetts GO	4.000%	5/1/39	255	263
Massachusetts GO	4.000%	5/1/40	100	103
Massachusetts GO	4.000%	4/1/42	955	968
Massachusetts GO	4.000%	4/1/42	500	513
Massachusetts GO	4.500%	12/1/43	1,405	1,517
Massachusetts GO	5.000%	7/1/45	400	454
Massachusetts GO	5.000%	3/1/46	585	655
Massachusetts GO	4.000%	4/1/46	770	787
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/17 (Prere.)	170	173
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music,
Inc.)	5.000%	10/1/37	10	10
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/17 (Prere.)	685	697
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/19 (Prere.)	335	369
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/33	100	130
Massachusetts Port Authority Revenue	5.000%	7/1/45	160	182
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	240	243
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.500%	8/15/17 (Prere.)	90	91
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.750%	8/15/17 (Prere.)	725	733
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/18	1,250	1,316
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/19	75	82
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/19	595	652
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/21	360	416
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	200	233
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	850	986
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	1,400	1,609
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/31	1,000	1,170
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	275	310
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	55	63

45

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	1,065	1,199
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/43	375	421
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	11/15/46	300	307
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/46	400	458
Massachusetts Special Obligation Dedicated Tax
Revenue	5.500%	1/1/30 (14)	125	158
Massachusetts Transportation Fund Revenue	5.000%	6/1/26	100	124
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.375%	6/1/43	85	89
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	1,000	1,128
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/46	200	206
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	150	155
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/18	120	126
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/19	100	109
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	400	471
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/18	1,100	1,156
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	170	185
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19 (Prere.)	210	228
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	80	101
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	100	101
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/36	100	105
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/37	125	141
Massachusetts Water Resources Authority
Revenue	4.000%	8/1/40	500	520
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	1,500	1,732
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/33	105	119
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	295	335
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	60	68
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	85	95
University of Massachusetts Building Authority
Revenue	4.000%	11/1/45	150	154
				63,891

46

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan (1.4%)
Detroit MI City School District GO	5.250%	5/1/27 (4)	110	130
Detroit MI City School District GO	5.250%	5/1/32 (4)	125	147
Detroit MI Sewage Disposal System Revenue	5.250%	7/1/29 (13)	100	104
Detroit MI Water Supply System Revenue	5.750%	7/1/23 (13)	250	263
Detroit MI Water Supply System Revenue	5.250%	7/1/41	500	543
Great Lakes MI Water Authority Water Supply
System Revenue	5.000%	7/1/33	620	700
Holland MI Electric Utility System Revenue	5.000%	7/1/27	250	282
Holland MI Electric Utility System Revenue	5.000%	7/1/33	780	875
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/28	500	571
Karegnondi Water Authority Michigan Water
Supply System Revenue (Karegnondi Water
Pipeline)	5.250%	11/1/40	230	255
Lansing MI Board of Water & Light Utility System
Revenue	5.000%	7/1/37	50	55
Lansing MI Board of Water & Light Utility System
Revenue	5.500%	7/1/41	250	284
Michigan Building Authority Revenue	5.000%	4/15/19	295	317
Michigan Building Authority Revenue	5.000%	4/15/22	100	116
Michigan Building Authority Revenue	5.000%	4/15/23	115	135
Michigan Building Authority Revenue	5.000%	10/15/29	75	86
Michigan Building Authority Revenue	5.000%	10/15/32	280	324
Michigan Building Authority Revenue	5.000%	4/15/33	485	550
Michigan Building Authority Revenue	5.000%	10/15/33	125	143
Michigan Building Authority Revenue	5.000%	4/15/38	1,130	1,255
Michigan Building Authority Revenue	5.000%	4/15/41	500	557
Michigan Building Authority Revenue	5.000%	10/15/50	110	121
Michigan Finance Authority Revenue	5.000%	4/1/19	250	266
Michigan Finance Authority Revenue	5.000%	4/1/21	250	276
Michigan Finance Authority Revenue	5.000%	10/1/39	110	121
Michigan Finance Authority Revenue	5.000%	7/1/44	620	661
Michigan Finance Authority Revenue
(Detroit School District)	5.000%	5/1/18	600	623
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/17	250	252
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	250	291
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/25 (4)	400	466
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/26 (4)	280	324
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/32 (4)	115	130
Michigan Finance Authority Revenue
(Detroit Water & Sewer)	5.000%	7/1/34	485	528
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/18	200	206
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/19	200	217

47

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	7/1/20	110	119
Michigan Finance Authority Revenue
(Unemployment Obligation Assessment)	5.000%	1/1/21	210	227
Michigan GAN	5.000%	3/15/22	300	347
Michigan GAN	5.000%	3/15/25	170	203
Michigan GAN	5.000%	3/15/26	100	120
Michigan GAN	5.000%	3/15/27	405	489
Michigan GO	5.250%	9/15/17 (Prere.)	245	249
Michigan GO	5.000%	11/1/18 (Prere.)	50	53
Michigan GO	5.000%	5/1/19	65	68
Michigan Grant Anticipation Revenue	5.250%	9/15/17 (Prere.)	400	407
Michigan Trunk Line Revenue	5.500%	11/1/18	65	69
Michigan Trunk Line Revenue	5.000%	11/1/19	50	55
University of Michigan Revenue	5.000%	4/1/25	500	611
University of Michigan Revenue	5.000%	4/1/40	500	575
University of Michigan Revenue	5.000%	4/1/47	500	577
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/42 (4)	230	247
Wayne State University Michigan Revenue	5.000%	11/15/18 (Prere.)	155	165
Wayne State University Michigan Revenue	5.000%	11/15/24 (4)	200	212
Western Michigan University Revenue	5.000%	5/15/18 (Prere.)	50	52
				17,019
Minnesota (0.5%)
Hennepin County MN Sales Tax Revenue	4.750%	12/15/17 (Prere.)	250	256
Minnesota General Fund Revenue	5.000%	3/1/27	500	571
Minnesota General Fund Revenue	5.000%	3/1/29	760	874
Minnesota GO	5.000%	8/1/17 (Prere.)	545	551
Minnesota GO	5.000%	8/1/17	125	126
Minnesota GO	5.000%	8/1/17 (Prere.)	145	147
Minnesota GO	5.000%	10/1/17	900	916
Minnesota GO	5.000%	10/1/18	350	370
Minnesota GO	5.000%	8/1/19	200	218
Minnesota GO	5.000%	11/1/19	75	82
Minnesota GO	5.000%	8/1/20	500	561
Minnesota GO	5.000%	8/1/21	485	544
Minnesota GO	5.000%	8/1/22	160	179
Minnesota GO	5.000%	8/1/23	150	180
Minnesota GO	5.000%	8/1/23	200	224
Minnesota Municipal Power Agency Revenue	5.000%	1/1/40	415	460
				6,259
Mississippi (0.1%)
Mississippi Development Bank Special Obligation
Revenue	5.250%	8/1/20 (Prere.)	500	564
Mississippi GO	5.000%	10/1/20	75	85
Mississippi GO	5.000%	11/1/21	150	173
Mississippi GO	5.000%	10/1/36	855	962
				1,784

48

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Missouri (0.4%)
Bi-State Development Agency of the
Missouri-Illinois Metropolitan District Mass
Transit Sales Tax Revenue	5.000%	10/1/28	100	105
Jackson County MO Special Obligation Revenue
(Truman Sports Complex Project)	5.000%	12/1/31	220	250
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.125%	4/1/18 (Prere.)	300	312
Kansas City MO Special Obligation Revenue
(Downtown Arena Project)	5.000%	4/1/40	500	552
Metropolitan St. Louis MO Sewer District
Wastewater System Revenue	5.000%	5/1/27	50	59
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/19	1,210	1,307
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/24	130	158
Missouri Highways & Transportation Commission
Road Revenue	5.000%	5/1/25	100	121
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	6.000%	1/1/19 (Prere.)	115	124
Springfield MO Public Utility Revenue	5.000%	8/1/20	250	280
Springfield MO Public Utility Revenue	4.000%	8/1/31	130	141
St. Louis MO Airport Revenue (Lambert-St. Louis
International Airport)	5.500%	7/1/30 (14)	50	61
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/42	750	833
St. Louis MO Sewer & Wastewater Revenue	5.000%	5/1/45	610	692
				4,995
Nebraska (0.2%)
Nebraska GO (Lincoln-West Haymarket Joint
Public Agency)	5.000%	12/15/42	50	56
Nebraska Public Power District Revenue	5.000%	1/1/18 (Prere.)	520	534
Nebraska Public Power District Revenue	4.000%	1/1/44	810	820
Omaha NE Public Power District Electric Revenue	5.000%	2/1/21	150	171
Omaha NE Public Power District Electric Revenue	5.000%	2/1/28	250	302
Omaha NE Public Power District Electric Revenue	5.000%	2/1/31	85	99
Omaha NE Public Power District Electric Revenue	4.000%	2/1/38	175	180
Omaha NE Public Power District Electric Revenue	4.000%	2/1/42	150	152
Omaha NE Public Power District Electric Revenue	5.250%	2/1/42	135	154
				2,468
Nevada (1.3%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/18	1,000	1,047
Clark County NV Airport Improvement Revenue	5.000%	7/1/24 (4)	455	494
Clark County NV GO	5.000%	6/1/18 (Prere.)	55	57
Clark County NV GO	5.000%	6/1/18 (Prere.)	295	308
Clark County NV GO	5.000%	11/1/26	160	197
Clark County NV GO	5.000%	11/1/27	600	731
Clark County NV GO	4.000%	6/1/31	565	614
Clark County NV Highway Improvement Motor
Vehicle Fuel Tax Revenue	5.000%	7/1/19 (Prere.)	500	542
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	100	101

49

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/17 (Prere.)	200	201
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	100	108
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/39 (4)	115	125
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.250%	7/1/42	110	119
Clark County NV School District GO	3.500%	6/15/17 (Prere.)	125	125
Clark County NV School District GO	4.500%	6/15/17 (14)	55	55
Clark County NV School District GO	5.500%	6/15/17	100	101
Clark County NV School District GO	5.000%	12/15/17 (Prere.)	245	251
Clark County NV School District GO	5.000%	6/15/18	720	752
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	50	52
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	320	335
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	400	418
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	155	162
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	250	262
Clark County NV School District GO	5.000%	6/15/18 (Prere.)	1,125	1,177
Clark County NV School District GO	5.000%	6/15/21 (14)	125	129
Clark County NV School District GO	5.000%	6/15/22 (14)	75	78
Clark County NV School District GO	5.000%	6/15/23	750	883
Clark County NV School District GO	5.000%	6/15/23 (14)	325	336
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/28	155	182
Las Vegas NV Convention & Visitors Authority
Revenue	5.000%	7/1/29	160	187
Las Vegas NV GO	6.000%	4/1/19 (Prere.)	100	109
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	220	227
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	150	155
Las Vegas Valley Water District Nevada GO	5.000%	2/1/18 (Prere.)	105	108
Las Vegas Valley Water District Nevada GO	5.000%	6/1/34	250	285
Las Vegas Valley Water District Nevada GO	5.000%	6/1/37	520	585
Las Vegas Valley Water District Nevada GO	5.000%	6/1/38	60	67
Las Vegas Valley Water District Nevada GO	5.000%	6/1/39	195	220
Las Vegas Valley Water District Nevada GO	5.000%	6/1/41	140	158
Las Vegas Valley Water District Nevada GO	4.000%	6/1/42	500	518
Las Vegas Valley Water District Nevada GO	5.000%	6/1/42	285	319
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/17 (Prere.)	125	128
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	3/1/22	50	58
Nevada Capital Improvement GO	5.000%	4/1/20	250	278
Nevada GO	5.000%	12/1/17 (Prere.)	100	102
Nevada GO	5.000%	6/1/18	100	104
Nevada GO	5.000%	4/1/24	110	132
Nevada GO	5.000%	11/1/24	115	140
Nevada GO	5.000%	11/1/26	250	299
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/27	200	244

50

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Nevada Highway Improvement Revenue
(Motor Vehicle Fuel Tax)	5.000%	12/1/30	335	406
Nevada Unemployment Compensation Revenue	5.000%	12/1/17	100	102
Truckee Meadows NV Water Authority Water
Revenue	4.500%	7/1/30 (4)	200	201
Truckee Meadows NV Water Authority Water
Revenue	5.000%	7/1/33	100	117
Washoe County NV Highway Fuel Tax Revenue	5.000%	2/1/29	885	941
				16,132
New Hampshire (0.0%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	5.250%	6/1/19 (Prere.)	365	397

New Jersey (5.2%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.125%	11/1/17 (4)	90	92
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/20	485	529
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.000%	11/1/22	400	450
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/27 (4)	500	349
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	0.000%	11/1/28 (4)	500	334
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland Preservation)	5.750%	11/1/28 (4)	300	370
New Jersey COP	5.250%	6/15/19 (Prere.)	200	217
New Jersey COP	5.250%	6/15/19 (Prere.)	1,910	2,075
New Jersey Economic Development Authority
Lease Revenue (Rutgers State University)	5.000%	6/15/46	1,495	1,654
New Jersey Economic Development Authority
Revenue	5.000%	11/1/22	550	587
New Jersey Economic Development Authority
Revenue	5.000%	6/15/23	460	490
New Jersey Economic Development Authority
Revenue	4.000%	6/15/24	100	101
New Jersey Economic Development Authority
Revenue	5.000%	6/15/41	200	200
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/17	100	100
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/24	130	141
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	4.250%	6/15/27	320	328
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.000%	6/15/28	250	266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (ETM)	590	598
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17 (Prere.)	120	122
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/19 (ETM)	1,000	1,072
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/19	400	420

51

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20	220	233
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/21	510	543
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	3/1/21 (Prere.)	100	115
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (14)	100	112
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	885	941
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/22	350	372
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/23	1,110	1,182
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	3.000%	3/1/24	710	671
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/24	900	953
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	250	265
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/25	1,715	1,802
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	250	264
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/26	255	266
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	4.375%	6/15/27	110	110
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/27	165	171
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/28	455	470
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/29	180	185
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/30	740	755
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/38	150	150
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	6/15/40	100	100
New Jersey Economic Development Authority
Revenue(Provident Group-Rowan Properties
LLC - Rowan University Housing Project)	5.000%	1/1/48	100	105
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Light Rail Transit System Project)	5.000%	5/1/19	215	225
New Jersey Economic Development Authority
Sublease Revenue (New Jersey Transit Corp.
Projects)	5.000%	11/1/21	990	1,055
New Jersey Educational Facilities Authority
Revenue (College of New Jersey)	5.000%	7/1/18 (Prere.)	140	147
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.000%	7/1/17 (Prere.)	100	101

52

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/33	160	161
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/35	1,000	1,036
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.500%	7/1/37	300	302
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/45	140	146
New Jersey Educational Facilities Authority
Revenue (Princeton University)	4.000%	7/1/47	520	548
New Jersey Equipment Lease Purchase COP	5.000%	6/15/18 (Prere.)	100	105
New Jersey GO	5.000%	6/1/20	300	328
New Jersey GO	5.000%	8/15/20	500	550
New Jersey GO	5.000%	6/1/22	700	790
New Jersey GO	5.000%	6/1/28	125	140
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/18 (Prere.)	15	16
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.250%	10/1/38	40	40
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.625%	6/1/30	100	107
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/19	150	158
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/20	200	213
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/21	250	259
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/22	150	155
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	150	155
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/23	100	109
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/24	160	165
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/25	200	217
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/27	300	324
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/28	300	321
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/29	1,750	1,790
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	150	158
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/30	225	230
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	5.000%	6/15/31	1,000	1,021
New Jersey Transportation Trust Fund Authority
Federal Highway Reimbursement Revenue	0.000%	12/15/35 (2)	160	64

53

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/25	580	608
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	12/15/25 (2)	445	455
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/28	600	618
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.750%	12/15/31	200	210
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/32	250	253
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/36	145	146
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	0.000%	12/15/36	170	59
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	4.750%	6/15/38	150	147
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/38	660	662
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/44	400	400
New Jersey Transportation Trust Fund Authority
Transportation Program Revenue	5.000%	6/15/46	50	50
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/18 (Prere.)	1,000	1,081
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/19	200	213
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	500	535
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	325	348
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	740	812
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/22	125	134
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	65	70
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	170	187
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/23	565	608
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23	240	262
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/23 (2)	255	281
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/23	315	348
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/24	140	150
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/24 (2)	580	436
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	250	267
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/26	450	475

54

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	230	148
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26 (2)	405	273
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/26 (2)	200	204
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/27 (2)	155	158
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	580	331
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28 (2)	1,035	625
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	100	53
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30 (14)	100	55
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	1,000	504
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31 (14)	525	271
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/31	735	348
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/32	700	712
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/32	670	699
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32 (4)	1,465	721
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	60	27
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/32 (2)	1,580	1,609
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/33	130	54
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/34	305	118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/34 (2)	715	728
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	870	318
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	250	256
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/36 (2)	560	212
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/37	415	135
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.750%	12/15/37 (2)	580	587
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	720	221
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	150	46
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.875%	12/15/38	795	838

55

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	6.000%	12/15/38	750	796
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	845	244
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/40	880	240
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	370	370
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/42	315	315
New Jersey Turnpike Authority Revenue	5.000%	1/1/19	80	85
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	150	165
New Jersey Turnpike Authority Revenue	5.000%	1/1/25	200	232
New Jersey Turnpike Authority Revenue	5.000%	1/1/26	125	144
New Jersey Turnpike Authority Revenue	5.250%	1/1/26 (4)	420	515
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	10	12
New Jersey Turnpike Authority Revenue	5.000%	1/1/27	170	194
New Jersey Turnpike Authority Revenue	5.250%	1/1/27 (4)	75	93
New Jersey Turnpike Authority Revenue	5.000%	1/1/28	525	597
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	500	592
New Jersey Turnpike Authority Revenue	5.000%	1/1/29	100	113
New Jersey Turnpike Authority Revenue	5.000%	1/1/30	130	149
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	195	223
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	100	114
New Jersey Turnpike Authority Revenue	5.000%	1/1/31	50	54
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	410	460
New Jersey Turnpike Authority Revenue	5.000%	1/1/32	1,200	1,363
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	400	451
New Jersey Turnpike Authority Revenue	5.000%	1/1/33	170	192
New Jersey Turnpike Authority Revenue	5.000%	1/1/34	645	727
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	415	448
New Jersey Turnpike Authority Revenue	5.000%	1/1/35	65	72
New Jersey Turnpike Authority Revenue	5.000%	1/1/36	100	106
New Jersey Turnpike Authority Revenue	5.000%	1/1/38	1,120	1,252
New Jersey Turnpike Authority Revenue	4.000%	1/1/43	100	101
New Jersey Turnpike Authority Revenue	5.000%	1/1/43	435	478
New Jersey Turnpike Authority Revenue	5.000%	1/1/45	1,690	1,868
Newark NJ Housing Authority Port Authority-Port
Newark Marine Terminal Revenue (City of
Newark Redevelopment Projects)	4.375%	1/1/37 (14)	105	105
Rutgers State University New Jersey Revenue	5.000%	5/1/19 (Prere.)	315	340
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/20	130	143
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/39	80	86
				64,901
New Mexico (0.1%)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	350	352
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/18	125	131
New Mexico Finance Authority Transportation
Revenue	4.000%	6/15/19	210	223

56

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/19	350	379
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/21	220	253
				1,338
New York (20.5%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	1/15/20 (Prere.)	895	1,018
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.500%	1/15/20 (Prere.)	255	291
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/46	175	47
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	0.000%	7/15/47	240	63
Brooklyn NY Local Development Corp. PILOT
Revenue (Brooklyn Events Center)	5.000%	7/15/42	200	218
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	1,905	1,909
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47	1,425	1,448
Hudson Yards Infrastructure Corp. New York
Revenue	5.000%	2/15/47 (3)	1,015	1,022
Hudson Yards Infrastructure Corp. New York
Revenue	5.250%	2/15/47	250	277
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	1,545	1,756
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/19 (Prere.)	400	434
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	150	163
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/19 (Prere.)	135	147
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/19 (Prere.)	335	368
Long Island NY Power Authority Electric System
Revenue	5.500%	5/1/19 (Prere.)	425	463
Long Island NY Power Authority Electric System
Revenue	6.000%	5/1/19 (Prere.)	550	604
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/22 (4)	100	91
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/26 (4)	110	87
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/26	100	114
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/28 (4)	270	197
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/36 (4)	400	443
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/37	500	550
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	330	366
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/41	495	554

57

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/42	480	527
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/44	1,000	1,105
Long Island NY Power Authority Electric System
Revenue	5.000%	9/1/45	200	223
Nassau County NY GO	5.000%	4/1/39	250	274
Nassau County NY GO	5.000%	4/1/43	390	426
New York City NY GO	5.000%	8/1/17 (ETM)	10	10
New York City NY GO	5.000%	8/1/17	90	91
New York City NY GO	5.000%	8/1/17 (ETM)	60	61
New York City NY GO	5.000%	8/1/17	890	899
New York City NY GO	5.000%	8/1/17	735	743
New York City NY GO	5.000%	2/1/18 (Prere.)	40	41
New York City NY GO	5.000%	4/1/18 (Prere.)	35	36
New York City NY GO	5.000%	8/1/18	500	525
New York City NY GO	5.000%	8/1/18	240	252
New York City NY GO	5.000%	8/1/18	500	525
New York City NY GO	5.000%	8/1/18	405	425
New York City NY GO	5.000%	8/1/18	750	787
New York City NY GO	5.000%	8/1/18	2,000	2,100
New York City NY GO	5.000%	8/1/18	240	252
New York City NY GO	5.500%	11/15/18 (Prere.)	100	107
New York City NY GO	5.375%	4/1/19 (Prere.)	1,700	1,841
New York City NY GO	5.000%	5/15/19 (Prere.)	15	16
New York City NY GO	5.000%	8/1/19	195	212
New York City NY GO	5.000%	8/1/19	380	413
New York City NY GO	5.000%	8/1/19	175	190
New York City NY GO	5.000%	8/1/19	1,000	1,010
New York City NY GO	5.000%	8/1/19	175	190
New York City NY GO	5.000%	8/1/19	335	364
New York City NY GO	4.000%	9/1/19	255	266
New York City NY GO	5.000%	8/1/20	150	168
New York City NY GO	5.000%	8/1/20	375	420
New York City NY GO	5.000%	8/1/20	210	229
New York City NY GO	5.000%	8/1/20	300	336
New York City NY GO	5.000%	8/1/20	1,300	1,455
New York City NY GO	5.000%	8/1/20	150	168
New York City NY GO	5.000%	8/1/20	310	347
New York City NY GO	5.000%	8/1/20	500	560
New York City NY GO	5.000%	4/1/21	250	285
New York City NY GO	5.000%	8/1/21	300	344
New York City NY GO	5.000%	8/1/21	175	201
New York City NY GO	5.000%	8/1/21	150	172
New York City NY GO	5.000%	8/1/21	300	344
New York City NY GO	5.000%	8/1/21	125	136
New York City NY GO	5.000%	8/1/22	60	70
New York City NY GO	5.000%	8/1/22	300	351
New York City NY GO	5.000%	8/1/22	60	70
New York City NY GO	5.000%	8/1/22	120	140
New York City NY GO	5.000%	4/1/23	700	813
New York City NY GO	5.000%	8/1/23	15	18
New York City NY GO	5.000%	8/1/23	125	136
New York City NY GO	5.000%	8/1/23	250	286

58

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY GO	5.000%	4/1/24	115	119
New York City NY GO	5.000%	8/1/24	550	664
New York City NY GO	5.000%	8/1/24	575	694
New York City NY GO	5.000%	8/1/24	435	525
New York City NY GO	5.000%	8/1/24	285	333
New York City NY GO	5.000%	8/1/24	200	234
New York City NY GO	5.000%	8/1/24	1,000	1,207
New York City NY GO	5.000%	2/1/25	80	82
New York City NY GO	5.000%	4/1/25	100	104
New York City NY GO	5.000%	8/1/25	350	425
New York City NY GO	5.000%	8/1/25	140	168
New York City NY GO	5.000%	8/1/25	200	235
New York City NY GO	5.000%	8/1/25	475	564
New York City NY GO	5.000%	4/1/26	100	104
New York City NY GO	5.000%	8/1/26	515	632
New York City NY GO	5.000%	8/1/26	1,800	2,189
New York City NY GO	5.000%	8/1/26	500	581
New York City NY GO	5.125%	12/1/26	100	102
New York City NY GO	5.000%	4/1/27	275	317
New York City NY GO	5.000%	8/1/27	200	238
New York City NY GO	5.000%	8/1/27	200	240
New York City NY GO	5.000%	8/1/27	135	163
New York City NY GO	5.000%	8/1/28	225	273
New York City NY GO	5.000%	8/1/28	55	66
New York City NY GO	5.000%	8/1/28	300	354
New York City NY GO	5.000%	10/1/28	725	840
New York City NY GO	5.000%	8/1/29	240	278
New York City NY GO	5.000%	8/1/29	315	369
New York City NY GO	5.000%	3/1/30	100	115
New York City NY GO	5.000%	8/1/30	185	219
New York City NY GO	5.000%	10/1/30	315	358
New York City NY GO	5.000%	5/15/31	230	247
New York City NY GO	4.000%	8/1/32	800	864
New York City NY GO	5.000%	8/1/32	110	126
New York City NY GO	5.000%	10/1/32	185	209
New York City NY GO	5.000%	8/1/33	1,000	1,140
New York City NY GO	5.000%	8/1/35	50	56
New York City NY GO	5.375%	4/1/36	1,280	1,380
New York City NY GO	5.000%	5/15/36	285	306
New York City NY GO	4.000%	12/1/43	265	274
New York City NY IDA (Yankee Stadium)	5.000%	3/1/31 (3)	20	20
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	100	101
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.500%	3/1/39 (3)	790	792
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	4.750%	3/1/46 (14)	130	130
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/46 (3)	565	568

59

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/39 (Prere.)	260	261
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/35 (Prere.)	100	101
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/18 (Prere.)	15	16
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	240	274
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	235	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	170	187
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/30	175	176
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/30	120	140
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	2,110	2,287
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/33 (14)	50	50
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/34	150	158
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	460	527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/34	1,000	1,144
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	670	723
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.750%	6/15/36 (4)	150	151
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/36	1,000	1,164
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/37	380	397
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.500%	6/15/38	510	527
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	1,225	1,231
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/38	350	395
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	535	577
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	100	114
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	1,165	1,256
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	765	869
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	300	343
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/40	1,220	1,316
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	545	591

60

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/40	115	130
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/40	120	131
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.750%	6/15/40	180	190
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	815	906
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	1,610	1,814
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	1,415	1,603
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/44	210	215
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	710	784
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	1,320	1,472
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/44	500	565
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	220	227
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	115	119
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/45	100	102
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/45	1,405	1,550
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	4.000%	6/15/46	415	425
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	1,625	1,807
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/46	500	569
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	393
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	250	277
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	2,095	2,350
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/47	355	398
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/18	110	117
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/21	250	290
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/22	200	237
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26	125	152
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/27	390	468
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/28	360	430

61

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/29	300	356
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/30	865	1,023
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/31	1,805	2,124
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/25	160	183
New York City NY Transitional Finance Authority
Building Aid Revenue	3.250%	7/15/27	100	104
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/30	60	64
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/31 (14)	350	351
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/31	255	271
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	80	93
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	170	190
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	320	363
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	605	645
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/33	315	338
New York City NY Transitional Finance Authority
Building Aid Revenue	6.000%	7/15/33	280	297
New York City NY Transitional Finance Authority
Building Aid Revenue	4.250%	1/15/34 (14)	445	446
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	700	719
New York City NY Transitional Finance Authority
Building Aid Revenue	5.375%	1/15/34	140	150
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/35	750	858
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36	100	112
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/36 (12)	100	100
New York City NY Transitional Finance Authority
Building Aid Revenue	4.500%	1/15/38	80	82
New York City NY Transitional Finance Authority
Building Aid Revenue	5.500%	1/15/39	245	263
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/40	1,230	1,263
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	350	390
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/40	1,585	1,796
New York City NY Transitional Finance Authority
Building Aid Revenue	4.000%	7/15/42	545	566
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/43	1,050	1,179

62

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17 (ETM)	160	163
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	190	194
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/18 (Prere.)	105	109
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/19 (Prere.)	135	146
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	100	110
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19 (Prere.)	55	60
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	240	271
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	145	160
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	125	144
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	160	185
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	175	202
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	2/1/22	450	516
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	215	249
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	595	687
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/25	25	29
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	150	183
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	175	214
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	200	243
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	125	147
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/27	125	149
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	100	121
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/29	340	406
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/29	415	483
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/30	210	243
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	590	692
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/31	50	58
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	80	94

63

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/31	300	349
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	185	218
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	150	170
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	100	116
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/32	1,850	2,166
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	150	174
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/32	200	233
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	500	577
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	100	115
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/33	205	239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/33	140	161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	400	444
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	80	93
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	320	365
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/34	480	552
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	305	338
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/35	1,050	1,201
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/35	505	580
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/36	230	260
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/36	185	196
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/36	95	108
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/36	185	210
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/37	625	717
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/38	200	228
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	85	96
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	285	319
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	165	189

64

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	8/1/39	690	720
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/39	500	567
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	760	844
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/40	1,030	1,172
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/40	600	685
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/41	440	497
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/42	150	156
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/42	225	234
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/42	600	674
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/42	1,200	1,355
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	5/1/43	250	260
New York City NY Transitional Finance Authority
Future Tax Revenue	4.000%	2/1/44	750	771
New York City Water & Sewer System	5.000%	6/15/17 (Prere.)	45	45
New York Convention Center Development Corp.
Revenue	0.000%	11/15/40	650	234
New York Convention Center Development Corp.
Revenue	5.000%	11/15/40	700	791
New York Liberty Development Corp. Revenue	5.000%	12/15/41	1,235	1,374
New York Liberty Development Corp. Revenue	5.000%	11/15/44	940	1,036
New York Liberty Development Corp. Revenue	5.750%	11/15/51	625	711
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	120	122
New York Metropolitan Transportation Authority
Revenue	4.500%	11/15/17 (Prere.)	80	82
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/17	100	102
New York Metropolitan Transportation Authority
Revenue	5.000%	5/15/18 (Prere.)	130	136
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	70	74
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18 (Prere.)	100	106
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/18	245	260
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/18 (Prere.)	50	54
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	50	55
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	150	165
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/19	300	329

65

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/20	115	130
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/21	120	138
New York Metropolitan Transportation Authority
Revenue	5.000%	11/1/22	295	346
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/24	495	579
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	275	321
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	100	117
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	250	297
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	500	548
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/28	475	550
New York Metropolitan Transportation Authority
Revenue	6.500%	11/15/28	155	168
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/29	150	173
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	10	12
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/34	300	334
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/34	1,415	1,588
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/35	150	171
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36	685	770
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/36 (4)	220	248
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/37	350	393
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	50	55
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	166
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/38	150	167
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/38	175	199
New York Metropolitan Transportation Authority
Revenue	4.250%	11/15/39	100	103
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/39	945	1,062
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/40	595	663
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/41	325	364
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	50	55

66

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/42	550	609
New York Metropolitan Transportation Authority
Revenue	4.000%	11/15/43	615	629
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	645	716
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/43	240	265
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/44	805	893
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/45	250	279
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	150	169
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/46	520	582
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/55	55	62
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/56	1,600	1,775
New York Metropolitan Transportation Authority
Revenue	5.250%	11/15/56	1,165	1,315
New York Metropolitan Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	1,580	1,725
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	120	141
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	0.000%	11/15/30	565	368
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.250%	11/15/30	55	67
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/36	300	347
New York Metropolitan Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/42	815	939
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/46	1,785	1,908
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/51	665	716
New York Metropolitan Transportation Authority
Revenue (Hudson Yards Development)	5.000%	11/15/56	200	217
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/25	100	120
New York Metropolitan Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/41	410	454
New York Metropolitan Transportation Authority
Revenue PUT	5.000%	2/15/20	300	328
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/35	250	280
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/41	125	139
New York State Dormitory Authority Lease
Revenue (State University Dormitory Facilities)	5.000%	7/1/45	250	282
New York State Dormitory Authority Revenue	5.250%	5/15/19 (2)	50	54

67

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/38	410	430
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	400	448
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/46	390	513
New York State Dormitory Authority Revenue
(Cornell University)	5.000%	7/1/39	2,005	2,166
New York State Dormitory Authority Revenue
(Fordham University)	5.500%	7/1/36	100	114
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.125%	7/1/19 (Prere.)	250	272
New York State Dormitory Authority Revenue
(New York University)	5.500%	7/1/31 (2)	50	64
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/35	115	132
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/36	170	196
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/39	120	129
New York State Dormitory Authority Revenue
(New York University)	4.000%	7/1/41	655	677
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/43	635	719
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/48	190	215
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	260	269
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/18	50	52
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18 (Prere.)	150	155
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	100	104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/18	600	628
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,005	1,076
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	1,500	1,606
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/19	100	107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	60	67
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	500	555
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/20	180	204
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	400	457
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	695	793

68

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	145	165
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/21	265	305
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22	350	408
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/22	250	296
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/23	100	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	250	289
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24	100	120
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/24	525	616
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/25	185	225
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	190	231
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	250	304
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/26	180	213
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.250%	2/15/27	400	429
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	75	90
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/27	500	583
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	600	729
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/28	860	1,013
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	90	96
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/28	495	574
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	80	94
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	350	400
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	335	397
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/29	100	116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	400	457
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	1,680	1,981
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	520	607
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/31	145	167

69

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/32	150	174
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/32	310	359
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	235	271
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	155	173
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/35	750	857
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	500	572
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/36	975	1,119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.750%	3/15/36	2,250	2,443
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/37	290	329
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/38	105	119
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	55	62
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/38	100	107
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	1,190	1,347
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/41	1,000	1,145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	1,020	1,126
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/19	115	125
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	600	652
New York State Dormitory Authority Revenue
(State University Dormitory Facilities)	5.000%	7/1/37	600	671
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/17	100	100
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/18	560	584
New York State Dormitory Authority Revenue
(State University Educational Facilities)	4.000%	5/15/19	225	238
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/20	75	83
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/23	50	58
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/24	35	41
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.000%	5/15/29	500	578
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/18	500	518
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/19	355	381

70

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/23	550	656
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/25	105	127
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	480	592
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	304
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/26	250	301
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	100	122
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	1,000	1,233
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/27	120	143
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	270	326
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	1,000	1,165
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/28	300	356
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	750	902
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/30	100	119
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/31	115	136
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/32	100	117
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/33	500	589
New York State Dormitory Authority Sales Tax
Revenue	5.000%	3/15/44	1,120	1,261
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/18	100	105
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/20	155	173
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/21	500	575
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/21	250	262
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.750%	6/15/32	100	101
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.500%	6/15/36	100	100

71

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/37	85	89
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	275	310
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	5.000%	6/15/41	1,000	1,169
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking Water
Revolving Funds)	4.000%	6/15/46	100	105
New York State GO	3.500%	3/1/43	350	352
New York State Local Government Assistance
Corp. Revenue	5.000%	4/1/20	100	104
New York State Thruway Authority Revenue	5.000%	5/1/19	2,685	2,889
New York State Thruway Authority Revenue	5.000%	5/1/19 (4)	985	1,060
New York State Thruway Authority Revenue	5.000%	1/1/20	400	439
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	130	133
New York State Thruway Authority Revenue	5.000%	1/1/26	350	400
New York State Thruway Authority Revenue	5.000%	1/1/31	125	143
New York State Thruway Authority Revenue	5.000%	1/1/31	330	371
New York State Thruway Authority Revenue	5.000%	1/1/41	325	365
New York State Thruway Authority Revenue	4.125%	1/1/42	210	216
New York State Thruway Authority Revenue	5.000%	1/1/46	140	157
New York State Thruway Authority Revenue	5.000%	1/1/51	515	566
New York State Thruway Authority Revenue	4.000%	1/1/56	600	607
New York State Thruway Authority Revenue	5.250%	1/1/56	1,000	1,132
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	275	305
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/22	140	163
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/31	500	559
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/19 (2)	285	309
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	300	333
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	200	227
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	340	380
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	60	68
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/31	250	285
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/18 (Prere.)	105	109
New York State Urban Development Corp.
Revenue	5.000%	1/1/18	150	154
New York State Urban Development Corp.
Revenue	5.500%	1/1/19	100	107

72

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue	5.000%	3/15/20	240	266
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	200	210
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	50	52
New York State Urban Development Corp.
Revenue (Personal Income Tax)	4.500%	3/15/18 (Prere.)	55	57
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	145	154
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19 (Prere.)	295	317
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/19	100	107
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.250%	3/15/19 (Prere.)	250	270
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	170	187
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/22	300	350
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/23	300	356
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/24	360	427
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/25	270	321
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	300	368
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/27	1,000	1,213
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	160	191
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	800	970
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	150	176
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	470	562
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/29	865	1,005
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	65	75
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	55	64
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	500	594
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	565	659
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/31	115	129
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/32	185	213
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	525	602

73

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	250	286
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/33	300	348
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/34	310	356
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/35	250	288
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18 (4)	100	103
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/20	310	333
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	460	507
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/20	75	85
Port Authority of New York & New Jersey
Revenue	4.000%	9/1/21	100	105
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/21	60	70
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/26	100	121
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/27	100	121
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/30	70	81
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/31	100	104
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/31	250	255
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/32	750	828
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	250	292
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	500	544
Port Authority of New York & New Jersey
Revenue	5.000%	6/1/33	255	293
Port Authority of New York & New Jersey
Revenue	4.000%	7/15/33	40	42
Port Authority of New York & New Jersey
Revenue	4.750%	7/15/33	1,370	1,428
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/34	50	57
Port Authority of New York & New Jersey
Revenue	4.500%	11/15/34 (2)	85	86
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/35	75	82
Port Authority of New York & New Jersey
Revenue	5.000%	9/1/36	60	69
Port Authority of New York & New Jersey
Revenue	4.750%	11/1/36	140	149
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/37	105	115

74

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Port Authority of New York & New Jersey
Revenue	5.000%	8/15/37 (4)	125	127
Port Authority of New York & New Jersey
Revenue	4.500%	10/15/37	605	646
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/37	400	409
Port Authority of New York & New Jersey
Revenue	4.500%	9/15/39	575	613
Port Authority of New York & New Jersey
Revenue	5.000%	1/15/41	205	227
Port Authority of New York & New Jersey
Revenue	4.000%	1/15/42	100	103
Port Authority of New York & New Jersey
Revenue	5.000%	12/1/43	100	113
Port Authority of New York & New Jersey
Revenue	5.000%	5/1/45	300	338
Port Authority of New York & New Jersey
Revenue	4.000%	10/15/45	360	373
Port Authority of New York & New Jersey
Revenue	5.000%	11/15/46	900	1,028
Port Authority of New York & New Jersey
Revenue	5.250%	10/15/55	250	286
Port Authority of New York & New Jersey
Revenue	6.125%	6/1/94	200	241
Suffolk County NY Water Authority Water
System Revenue	3.000%	6/1/32	150	147
Triborough Bridge & Tunnel Authority New York
Revenue	4.750%	5/15/18 (Prere.)	540	562
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	50	52
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	5/15/18 (Prere.)	50	52
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18	110	117
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/18 (Prere.)	500	531
Triborough Bridge & Tunnel Authority New York
Revenue	5.500%	11/15/20 (14)	185	213
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	80	93
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/21	105	122
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	1/1/22 (Prere.)	100	117
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/22	560	663
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/23	125	150
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/24	75	91
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/25	125	144
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	105	124

75

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	345	396
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/29	250	167
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/30	1,135	725
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/31	255	156
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	1,020	605
Triborough Bridge & Tunnel Authority New York
Revenue	0.000%	11/15/32	150	88
Triborough Bridge & Tunnel Authority New York
Revenue	3.000%	11/15/34	190	184
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/34	560	658
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	1,000	1,132
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/38	340	359
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/42	900	1,039
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/46	70	80
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/47	770	885
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.125%	9/1/40	375	410
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/23	600	697
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/24	830	984
Utility Debt Securitization Authority New York
Revenue	5.000%	6/15/25	165	196
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/26	750	912
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/28	595	729
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/30	245	287
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/31	180	211
Utility Debt Securitization Authority New York
Revenue	3.000%	12/15/32	100	101
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/32	50	59
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	500	593
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/34	155	179
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	215	254
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/35	250	290

76

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Utility Debt Securitization Authority New York
Revenue	4.000%	12/15/37	200	212
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/37	625	722
Utility Debt Securitization Authority New York
Revenue	5.000%	12/15/41	660	754
				254,837
North Carolina (1.5%)
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/18 (Prere.)	115	121
Cape Fear NC Public Utility Authority Water &
Sewer System Revenue	5.000%	8/1/29	250	300
Charlotte NC COP	3.000%	6/1/22	200	200
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/21	300	345
Charlotte NC Water & Sewer System Revenue	4.750%	7/1/33	255	265
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/38	125	138
Mecklenburg County NC GO	5.000%	4/1/21	1,180	1,349
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	4/1/19 (Prere.)	520	559
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/41	250	286
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/55	500	563
North Carolina Capital Improvement Revenue	4.500%	5/1/28	475	517
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/19 (Prere.)	1,570	1,674
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	6.000%	1/1/22 (ETM)	370	445
North Carolina GAN	5.250%	3/1/20	215	231
North Carolina GAN PUT	4.000%	3/1/18	125	126
North Carolina GO	5.000%	5/1/18	2,005	2,088
North Carolina GO	5.000%	5/1/19	500	540
North Carolina GO	5.000%	5/1/19	120	130
North Carolina GO	5.000%	5/1/20	1,520	1,694
North Carolina GO	5.000%	5/1/20 (Prere.)	90	100
North Carolina GO	5.000%	5/1/22	500	586
North Carolina GO	5.000%	5/1/22	30	33
North Carolina GO	5.000%	6/1/25	1,500	1,845
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	4.000%	1/1/18	170	173
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/19 (Prere.)	230	245
North Carolina Municipal Power Agency No. 1
Revenue (Catawba Electric)	5.000%	1/1/30	55	58
North Carolina Revenue	5.000%	11/1/18	100	106
North Carolina Revenue	5.000%	11/1/19	250	274
North Carolina Revenue	5.000%	11/1/20	300	339
North Carolina Revenue	5.000%	5/1/22	475	555
North Carolina Revenue	5.000%	6/1/25	75	91
North Carolina Turnpike Authority Revenue	5.750%	1/1/19 (Prere.)	195	210
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/47	200	218
North Carolina Turnpike Authority Revenue
(Monroe Expressway Toll)	5.000%	7/1/51	200	217

77

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Raleigh NC Combined Enterprise System
Revenue	5.000%	3/1/21 (Prere.)	265	302
University of North Carolina University System
Revenue	5.000%	12/1/17 (Prere.)	1,120	1,148
Wake County NC GO	5.000%	3/1/22	400	467
				18,538
Ohio (1.3%)
American Municipal Power Ohio Inc. Revenue	4.375%	2/15/44	105	108
American Municipal Power Ohio Inc. Revenue
(Fremont Energy Center Project)	5.000%	2/15/42	325	355
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/18 (Prere.)	50	52
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/26	130	151
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/19	150	160
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project) PUT	5.000%	8/15/20	210	229
Avon OH BAN	2.000%	1/24/18	1,250	1,257
Berea OH City School District GO	4.000%	12/1/53 (15)	250	252
Cleveland Heights OH City School District GO	4.500%	12/1/47	700	742
Cleveland OH Airport System Revenue	5.000%	1/1/29	200	221
Cleveland State University Ohio General Receipts
Revenue	5.000%	6/1/37	120	133
Columbus OH GO	5.000%	7/1/25	275	337
Columbus OH GO	5.000%	7/1/26	475	588
Columbus OH Sewer Revenue	5.000%	6/1/27	50	60
Columbus OH Sewer Revenue	5.000%	6/1/28	500	591
Cuyahoga OH Community College District
Revenue	5.000%	8/1/28	275	315
Franklin County OH GO	5.000%	12/1/17 (Prere.)	100	102
Hamilton County OH Sales Tax Revenue	4.000%	12/1/31	400	428
Hamilton County OH Sewer System Revenue	5.000%	12/1/38	260	295
Mason OH City School District BAN	2.000%	1/24/18	1,000	1,006
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/39	250	283
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/43	500	559
Northeast Ohio Regional Sewer District
Wastewater Revenue	5.000%	11/15/44	545	616
Northeast Ohio Regional Sewer District
Wastewater Revenue	4.000%	11/15/49	255	259
Ohio GO	5.000%	9/15/21	200	231
Ohio GO	5.000%	9/15/24	535	650
Ohio GO	5.000%	9/15/25	250	307
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/40	285	321
Ohio State University General Receipts Revenue	5.000%	12/1/39	60	68
Ohio State University General Receipts Revenue	4.000%	6/1/43	245	254
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/36	420	194
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/38	980	410
Ohio Turnpike Commission Turnpike Revenue	5.250%	2/15/39	105	119
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/42	215	76

78

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Ohio Turnpike Commission Turnpike Revenue	0.000%	2/15/43	465	157
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19 (Prere.)	1,060	1,165
Revere OH Local School District GO	5.000%	12/1/45	265	293
Sandusky OH BAN	2.000%	10/5/17	450	452
South-Western City OH School District GO	4.000%	12/1/42	220	226
Willoughby-Eastlake City OH School District GO	5.000%	12/1/46	295	329
Willoughby-Eastlake City OH School District GO	4.000%	12/1/50	1,000	1,009
Winton Woods City OH School District GO	5.000%	11/1/47	500	542
				15,902
Oklahoma (0.1%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/18 (Prere.)	150	157
Oklahoma Agricultural & Mechanical Colleges
Revenue (Oklahoma State University)	4.400%	8/1/39	215	230
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.000%	1/1/47	200	221
Oklahoma Turnpike Authority Revenue	5.000%	1/1/22	105	118
Oklahoma Turnpike Authority Revenue	5.000%	1/1/42	500	569
Oklahoma Turnpike Authority Revenue	4.000%	1/1/47	400	410
				1,705
Oregon (0.7%)
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/35	250	117
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/36	580	255
Clackamas County OR School District No. 12
North Clackamas GO	5.000%	6/15/37	500	582
Clackamas County OR School District No. 12
North Clackamas GO	0.000%	6/15/39	500	189
Clatsop County OR School District No. 10
Seaside GO	0.000%	6/15/37	500	211
North Clackamas County OR School District
No. 12 GO	4.500%	6/15/17 (Prere.)	50	50
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/19 (Prere.)	700	752
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25	515	617
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/28	150	180
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/29	930	1,102
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/30	550	649
Oregon Department of Transportation Highway
User Tax Revenue	5.000%	11/15/31	400	470
Oregon GO	5.000%	12/1/23	500	601
Oregon GO	4.500%	8/1/32	65	66
Oregon GO	5.000%	5/1/42	240	278
Oregon GO (Veterans Welfare)	4.700%	6/1/41	175	190
Port of Portland OR International Airport Revenue	5.500%	7/1/18 (Prere.)	50	53
Portland OR Sewer System Revenue	5.000%	6/1/21	400	459
Portland OR Sewer System Revenue	5.000%	3/1/35	120	131
Tri-County Metropolitan Transportation District of
Oregon Capital Grant Receipt Revenue	5.000%	11/1/18	500	502

79

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington & Clackamas Counties School
District No. 23J GO	5.000%	6/15/37	500	582
Washington County OR School District No. 48J
Beaverton GO	5.000%	6/15/28	500	589
Washington County OR School District No. 48J
Beaverton GO	0.000%	6/15/36	500	550
				9,175
Pennsylvania (4.5%)
Allegheny County PA Airport Authority Revenue
(Pittsburgh International Airport)	5.000%	1/1/18 (4)	80	82
Allegheny County PA GO	5.000%	11/1/19 (Prere.)	545	597
Allegheny County PA GO	5.000%	11/1/27	490	586
Allegheny County PA GO	5.000%	11/1/28	500	594
Allegheny County PA GO	5.000%	12/1/37	215	242
Allegheny County PA Sanitary Authority Sewer
Revenue	5.000%	12/1/22	50	58
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/40 (4)	100	111
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/25	335	366
Allentown PA Neighborhood Improvement Zone
Development Authority Tax Revenue	5.000%	5/1/30	150	160
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/27	175	210
Capital Region Water Pennsylvania Sewer
System Revenue	5.000%	7/15/28	375	446
Chester County PA GO	5.000%	7/15/19 (Prere.)	75	81
Chester County PA GO	5.000%	7/15/28	25	27
Coatesville PA School District GO	5.000%	8/1/23 (4)	285	332
Commonwealth Financing Authority Pennsylvania
Revenue	5.000%	6/1/36	100	109
Delaware River Joint Toll Bridge Commission
Pennsylvania & New Jersey Revenue	5.000%	7/1/42	500	568
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	7/1/17 (Prere.)	125	126
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/26	195	215
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	4.500%	1/1/32	200	217
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/35	150	163
Delaware River Port Authority Pennsylvania &
New Jersey Revenue	5.000%	1/1/40	375	407
Delaware Valley PA Regional Finance Authority
Revenue	5.600%	7/1/17 (2)	50	50
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/17	250	252
Delaware Valley PA Regional Finance Authority
Revenue	5.500%	8/1/28 (2)	385	463
Delaware Valley PA Regional Finance Authority
Revenue	5.750%	7/1/32	915	1,129
Lehigh County PA Authority Water & Sewer
Revenue	5.000%	12/1/43	115	126

80

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Montgomery County PA Higher Education &
Health Authority Revenue (Ursinus College)	5.250%	11/1/42	400	429
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/17	1,600	1,612
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/19	390	416
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	7/1/19	1,200	1,303
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/20	360	391
Pennsylvania Economic Development Financing
Authority Unemployment Compensation
Revenue	5.000%	1/1/21	110	117
Pennsylvania GO	5.000%	5/1/17	100	100
Pennsylvania GO	4.500%	11/1/17 (Prere.)	1,250	1,273
Pennsylvania GO	5.000%	6/1/18	500	522
Pennsylvania GO	5.000%	7/1/18	100	105
Pennsylvania GO	5.000%	7/1/18	125	131
Pennsylvania GO	5.000%	2/15/19	75	80
Pennsylvania GO	5.000%	4/15/19 (Prere.)	200	215
Pennsylvania GO	5.000%	5/1/19	200	215
Pennsylvania GO	5.000%	7/1/19	70	76
Pennsylvania GO	5.000%	9/15/19	650	707
Pennsylvania GO	5.000%	10/15/19	100	109
Pennsylvania GO	5.000%	7/1/20	275	305
Pennsylvania GO	5.000%	7/1/21	175	199
Pennsylvania GO	5.000%	7/1/21	350	397
Pennsylvania GO	5.000%	4/1/22	440	507
Pennsylvania GO	5.000%	7/1/22	655	758
Pennsylvania GO	5.000%	7/1/24	120	142
Pennsylvania GO	5.000%	8/15/24	1,000	1,187
Pennsylvania GO	5.000%	11/15/24	190	216
Pennsylvania GO	5.000%	4/1/25	250	289
Pennsylvania GO	5.000%	6/1/25	500	570
Pennsylvania GO	5.000%	9/15/25	975	1,165
Pennsylvania GO	5.000%	9/15/25 (4)	1,250	1,496
Pennsylvania GO	5.000%	4/1/26	635	729
Pennsylvania GO	5.000%	6/15/26	100	117
Pennsylvania GO	5.000%	9/15/26	1,150	1,380
Pennsylvania GO	4.000%	10/15/28	100	107
Pennsylvania GO	5.000%	9/15/29	750	872
Pennsylvania GO	5.000%	3/15/31	400	452
Pennsylvania GO	4.000%	6/15/32	395	411
Pennsylvania GO	5.000%	10/15/32	430	483
Pennsylvania GO	5.000%	3/15/33	980	1,097
Pennsylvania GO	4.375%	10/15/33	100	107
Pennsylvania GO	4.000%	3/15/34	200	207
Pennsylvania GO	4.000%	9/15/34	500	517
Pennsylvania GO	3.000%	9/15/35	500	447

81

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.000%	11/1/17 (Prere.)	125	128
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University)	5.125%	5/1/36	115	127
Pennsylvania Higher Educational Facilities
Authority Revenue (Temple University)	5.000%	4/1/42	100	110
Pennsylvania Public School Building Authority
Lease Revenue (School District of Philadelphia)	5.000%	6/1/29 (4)	100	114
Pennsylvania Public School Building Authority
Revenue (Harrisburg School District)	4.750%	5/15/19 (Prere.)	370	397
Pennsylvania State University Revenue	5.000%	9/1/35	515	597
Pennsylvania State University Revenue	5.000%	9/1/41	165	189
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.000%	12/1/43	145	159
Pennsylvania Turnpike Commission Motor
License Fund Revenue	5.250%	12/1/43	50	56
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	5.000%	12/1/18 (Prere.)	350	372
Pennsylvania Turnpike Commission Oil Franchise
Tax Revenue	0.000%	12/1/38	230	98
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/18 (Prere.)	325	339
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/18 (Prere.)	30	31
Pennsylvania Turnpike Commission Revenue	6.000%	6/1/18 (Prere.)	300	317
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/18 (Prere.)	110	116
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	55	59
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	20	22
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/19 (Prere.)	130	141
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	120	130
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	275	299
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/19 (Prere.)	10	11
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/19 (Prere.)	200	219
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	5	5
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/19 (Prere.)	65	71
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/19 (Prere.)	1,440	1,595
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/19 (Prere.)	530	589
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	20	23
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/20 (Prere.)	360	412
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	110	127
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/20 (Prere.)	55	64
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	115	134
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/20 (Prere.)	90	105
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/20 (Prere.)	285	337
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	60	66
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26	300	349
Pennsylvania Turnpike Commission Revenue	5.750%	12/1/28	65	73
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/30	200	237
Pennsylvania Turnpike Commission Revenue	5.350%	12/1/30	35	39
Pennsylvania Turnpike Commission Revenue	6.250%	6/1/33 (4)	200	249
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/34	150	167
Pennsylvania Turnpike Commission Revenue	6.000%	12/1/34	2,110	2,405
Pennsylvania Turnpike Commission Revenue	5.450%	12/1/35	165	184
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/37	1,620	1,746
Pennsylvania Turnpike Commission Revenue	0.000%	12/1/38	510	612

82

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Pennsylvania Turnpike Commission Revenue	4.500%	12/1/38	100	102
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	995	1,073
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/39 (12)	130	138
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	815	872
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/39	85	93
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	750	828
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/40	225	245
Pennsylvania Turnpike Commission Revenue	5.125%	12/1/40	745	803
Pennsylvania Turnpike Commission Revenue	5.300%	12/1/41	95	103
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/43	325	352
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	250	272
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/44	215	234
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/44 (15)	240	272
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/45	150	163
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/46	500	539
Philadelphia PA Airport Revenue	5.000%	6/15/40	110	120
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/42	450	495
Philadelphia PA Authority for Industrial
Development Revenue (Thomas Jefferson
University)	5.000%	9/1/47	750	822
Philadelphia PA Gas Works Revenue	5.000%	10/1/17 (Prere.)	385	392
Philadelphia PA Gas Works Revenue	5.250%	8/1/20 (Prere.)	145	163
Philadelphia PA Gas Works Revenue	4.000%	10/1/35	50	51
Philadelphia PA Gas Works Revenue	5.250%	8/1/40	230	252
Philadelphia PA GO	5.000%	8/1/30 (4)	500	585
Philadelphia PA School District GO	5.000%	9/1/18	500	520
Philadelphia PA School District GO	5.000%	9/1/25	315	354
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/17 (4)	115	116
Philadelphia PA Water & Waste Water Revenue	4.250%	11/1/31 (2)	70	71
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/40	230	255
Philadelphia PA Water & Waste Water Revenue	5.000%	1/1/41	390	429
Philadelphia PA Water & Waste Water Revenue	5.125%	1/1/43	50	55
Philadelphia PA Water & Waste Water Revenue	5.000%	7/1/43	810	898
State Public School Building Authority
Pennsylvania Lease Revenue (School District of
Philadelphia)	5.000%	6/1/29	250	276
State Public School Building Authority
Pennsylvania Lease Revenue (School District of
Philadelphia)	5.000%	6/1/32 (4)	250	281
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	3/15/19 (Prere.)	470	505
Westmoreland County PA Municipal Authority
Revenue	5.000%	8/15/42 (15)	250	278
				56,324
Rhode Island (0.1%)
Rhode Island Health & Educational Building Corp.
Higher Education Facility Revenue (Brown
University)	5.000%	9/1/37	220	223
Rhode Island Turnpike & Bridge Authority
Revenue	5.000%	10/1/40	720	802
				1,025

83

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
South Carolina (1.2%)
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/24	125	149
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/27	850	993
Charleston SC Educational Excellence Financing
Corp. Revenue (Charleston County School
District, South Carolina Project)	5.000%	12/1/30	780	899
Charleston SC Waterworks & Sewer Capital
Improvement Revenue	5.000%	1/1/21 (Prere.)	110	125
Columbia SC Waterworks & Sewer System
Revenue	5.000%	2/1/20 (Prere.)	50	55
Horry County SC School District GO	5.000%	3/1/21	250	285
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	275	306
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	480	514
South Carolina Public Service Authority Revenue	5.250%	1/1/19 (Prere.)	100	107
South Carolina Public Service Authority Revenue	5.500%	1/1/19 (Prere.)	155	167
South Carolina Public Service Authority Revenue	5.000%	1/1/20 (Prere.)	315	347
South Carolina Public Service Authority Revenue	5.000%	12/1/21	115	128
South Carolina Public Service Authority Revenue	4.000%	1/1/32	105	106
South Carolina Public Service Authority Revenue	5.000%	12/1/33	350	383
South Carolina Public Service Authority Revenue	5.000%	12/1/35	15	16
South Carolina Public Service Authority Revenue	5.000%	12/1/36	290	314
South Carolina Public Service Authority Revenue	5.000%	12/1/36	1,385	1,453
South Carolina Public Service Authority Revenue	5.000%	12/1/37	430	463
South Carolina Public Service Authority Revenue	5.000%	12/1/43	155	162
South Carolina Public Service Authority Revenue	5.125%	12/1/43	50	53
South Carolina Public Service Authority Revenue	5.000%	12/1/46	735	781
South Carolina Public Service Authority Revenue	5.000%	12/1/48	590	622
South Carolina Public Service Authority Revenue	5.000%	12/1/49	315	333
South Carolina Public Service Authority Revenue	5.000%	12/1/50	1,645	1,743
South Carolina Public Service Authority Revenue	5.500%	12/1/53	110	119
South Carolina Public Service Authority Revenue	5.500%	12/1/54	150	163
South Carolina Public Service Authority Revenue	5.000%	12/1/55	595	630
South Carolina Public Service Authority Revenue	5.250%	12/1/55	750	811
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/20	230	258
South Carolina Transportation Infrastructure
Revenue	3.375%	10/1/32	155	155
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/40	1,660	1,789
				14,429
Tennessee (0.5%)
Memphis TN Electric System Revenue	5.000%	12/1/18	250	266
Memphis-Shelby County TN Airport Authority
Revenue	5.000%	4/1/35	500	552
Memphis-Shelby County TN Sports Authority
Revenue (Memphis Arena)	5.375%	11/1/29	110	120
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.000%	5/15/27	450	524
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	100	103

84

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/18 (Prere.)	485	498
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/18	100	105
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/23 (Prere.)	110	130
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/24	165	198
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/28	250	304
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/33	500	537
Metropolitan Government of Nashville &
Davidson County TN GO	4.000%	7/1/34	750	800
Shelby County TN GO	5.000%	3/1/24	650	785
Tennessee GO	5.000%	8/1/18	490	516
Tennessee GO	5.000%	8/1/21	205	237
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/40	150	172
Tennessee School Bond Authority Higher
Educational Facilities Revenue (2nd Program)	5.000%	11/1/45	695	790
				6,637
Texas (9.0%)
Alamo TX Community College District GO	4.500%	8/15/33 (14)	100	101
Alamo TX Regional Mobility Authority Revenue	5.000%	6/15/46	310	348
Austin TX Water & Wastewater System Revenue	5.000%	11/15/37	170	193
Austin TX Water & Wastewater System Revenue	5.000%	11/15/41	200	224
Brownsville TX Utility System Revenue	4.000%	9/1/30	170	178
Central Texas Regional Mobility Authority
Revenue	6.000%	1/1/21 (Prere.)	100	117
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/21 (Prere.)	275	323
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/40	300	331
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/43	1,050	1,128
Central Texas Regional Mobility Authority
Revenue	5.000%	1/1/45	100	110
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/25	140	170
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/27	185	218
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/29	195	230
Cypress-Fairbanks TX Independent School
District GO	5.000%	2/15/44	1,000	1,128
Dallas TX Area Rapid Transit Sales Tax Revenue	4.750%	12/1/18 (Prere.)	55	58
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/18 (Prere.)	190	202
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	125	133
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	425	454
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	90	96
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/18 (Prere.)	60	64
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/29 (2)	170	211
Dallas TX Area Rapid Transit Sales Tax Revenue	5.250%	12/1/30 (2)	100	125

85

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/42	1,000	1,116
Dallas TX Area Rapid Transit Sales Tax Revenue	5.000%	12/1/48	105	118
Dallas TX GO	5.000%	2/15/18	100	103
Dallas TX Independent School District GO	5.500%	2/15/18 (Prere.)	155	161
Dallas TX Independent School District GO	6.375%	2/15/18 (Prere.)	1,000	1,043
Dallas TX Independent School District GO	5.000%	8/15/24	250	302
Dallas TX Independent School District GO	5.000%	8/15/28	130	154
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/23	300	357
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/29	250	298
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/30	300	357
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/37	500	560
Dallas TX Waterworks & Sewer System Revenue	5.000%	10/1/41	50	56
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	70	78
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/31	125	139
Dallas-Fort Worth TX International Airport
Revenue	5.250%	11/1/33	100	115
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/34	155	172
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	675	746
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/35	80	88
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/43	150	167
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/44	165	182
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/45	140	142
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	310	342
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/45	385	422
Denton TX Independent School District GO	5.000%	8/15/40	345	394
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/32	50	57
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	5.000%	3/1/37	300	336
Fort Bend TX Grand Parkway Toll Road Authority
Revenue	4.000%	3/1/46	300	303
Fort Bend TX Independent School District GO	5.000%	8/15/19	175	191
Fort Bend TX Independent School District GO	4.750%	8/15/34	50	52
Fort Worth TX Independent School District GO	5.000%	2/15/18	520	537
Fort Worth TX Independent School District GO	5.000%	2/15/34	300	326
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/23	700	828
Frisco TX Independent School District GO	4.750%	8/15/28	200	209
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.250%	10/1/51	940	1,081
Grand Parkway Transportation Corp. Texas
System Toll Revenue	5.000%	4/1/53	1,450	1,637
Harris County TX Flood Control District Revenue	5.000%	10/1/34	865	956
Harris County TX Flood Control District Revenue	5.000%	10/1/39	145	160
Harris County TX GO	5.750%	10/1/18 (Prere.)	350	374

86

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Harris County TX GO	5.000%	8/15/22	185	217
Harris County TX GO	5.000%	10/1/23	205	231
Harris County TX GO	5.000%	10/1/24	135	159
Harris County TX GO	5.000%	8/15/28	250	300
Harris County TX GO	5.000%	10/1/28	525	627
Harris County TX Metropolitan Transit Authority
Sales & Use Tax Revenue	5.000%	11/1/36	790	887
Harris County TX Sports Authority Revenue	5.000%	11/15/30	190	217
Harris County TX Sports Authority Revenue	0.000%	11/15/34 (4)	560	254
Harris County TX Sports Authority Revenue	0.000%	11/15/43 (4)	200	60
Harris County TX Toll Road Revenue	5.000%	8/15/18 (Prere.)	575	605
Harris County TX Toll Road Revenue	5.250%	8/15/18 (Prere.)	1,010	1,066
Harris County TX Toll Road Revenue	5.000%	8/15/19 (Prere.)	150	163
Harris County TX Toll Road Revenue	5.000%	8/15/23	255	303
Harris County TX Toll Road Revenue	5.000%	8/15/24	285	342
Harris County TX Toll Road Revenue	5.000%	8/15/29	265	305
Houston TX Airport System Revenue	5.000%	7/1/26	75	85
Houston TX Airport System Revenue	5.000%	7/1/27 (14)	730	735
Houston TX Community College GO	5.000%	2/15/34	130	147
Houston TX Community College System GO	5.000%	2/15/33	415	472
Houston TX Community College System GO	5.000%	2/15/36	400	436
Houston TX GO	5.000%	3/1/18 (Prere.)	100	103
Houston TX GO	5.000%	3/1/18	300	310
Houston TX GO	5.250%	3/1/18 (Prere.)	310	321
Houston TX GO	5.000%	3/1/19 (Prere.)	90	96
Houston TX GO	5.000%	3/1/24	10	11
Houston TX GO	5.000%	3/1/24	200	229
Houston TX GO	5.000%	3/1/28	200	236
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project)	4.750%	11/15/17 (Prere.)	150	153
Houston TX Independent School District GO	5.000%	2/15/22	120	140
Houston TX Independent School District GO PUT	4.000%	6/1/17	465	466
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	160	164
Houston TX Utility System Revenue	5.000%	11/15/18	100	106
Houston TX Utility System Revenue	5.375%	5/15/19 (Prere.)	170	185
Houston TX Utility System Revenue	6.000%	5/15/19 (Prere.)	1,000	1,100
Houston TX Utility System Revenue	5.000%	5/15/21	100	114
Houston TX Utility System Revenue	5.000%	5/15/22	270	315
Houston TX Utility System Revenue	5.000%	5/15/23	120	142
Houston TX Utility System Revenue	5.000%	5/15/24	250	300
Houston TX Utility System Revenue	5.000%	11/15/24	80	97
Houston TX Utility System Revenue	5.000%	5/15/27	575	675
Houston TX Utility System Revenue	5.250%	11/15/28	215	244
Houston TX Utility System Revenue	5.250%	11/15/29	160	182
Houston TX Utility System Revenue	5.250%	11/15/30	450	511
Houston TX Utility System Revenue	5.000%	11/15/33	1,205	1,344
Houston TX Utility System Revenue	5.000%	11/15/34	200	228
Houston TX Utility System Revenue	5.000%	11/15/35	225	260
Houston TX Utility System Revenue	5.000%	11/15/36	125	141
Houston TX Utility System Revenue	5.000%	11/15/44	75	84
Irving TX Combination Tax & Hotel Occupancy
Revenue GO	5.000%	8/15/39	375	399
Judson TX Independent School District GO	4.000%	2/1/41	400	415
Keller TX Independent School District GO	5.250%	2/15/19 (Prere.)	250	269

87

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Keller TX Independent School District GO	5.500%	2/15/19 (Prere.)	785	847
Klein TX Independent School District GO	5.000%	8/1/18 (Prere.)	75	79
Lake Travis TX Independent School District GO	5.000%	2/15/21 (Prere.)	65	74
Lake Travis TX Independent School District GO	5.000%	2/15/42	445	493
Leander TX Independent School District GO	5.000%	8/15/26	400	471
Leander TX Independent School District GO	5.000%	8/15/38	400	458
Leander TX Independent School District GO	5.000%	8/15/40	380	434
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	100	107
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	325	348
Lewisville TX Independent School District GO	5.000%	2/15/19 (Prere.)	125	134
Lewisville TX Independent School District GO	5.000%	8/15/20	400	449
Lewisville TX Independent School District GO	5.000%	8/15/25	85	103
Lewisville TX Independent School District GO	4.000%	8/15/26	400	451
Lone Star College System Texas Financing
Revenue	5.000%	2/15/43	525	578
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	150	158
Lone Star College System Texas GO	5.000%	8/15/18 (Prere.)	35	37
Lone Star College System Texas GO	5.000%	2/15/24	90	108
Lone Star College System Texas GO	5.000%	8/15/38	35	37
Lower Colorado River Authority Texas Revenue	6.250%	5/15/18 (Prere.)	250	264
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	150	161
Lower Colorado River Authority Texas Revenue	5.500%	5/15/33	195	210
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	875	954
Lower Colorado River Authority Texas Revenue	5.000%	5/15/39	200	221
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	135	145
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	540	587
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/35 (13)	300	312
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	4.000%	5/15/39	220	225
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/40 (4)	100	109
Lower Colorado River Authority Texas
Transmission Contract Revenue (LCRA
Transmission Services Corp.)	5.000%	5/15/41	275	296
New Hope TX Cultural Education Facilities
FinanceCorp. Student Housing Revenue
(Texas A&M University Project)	5.000%	7/1/47	500	524
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/20	210	225
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/22	600	665
North East TX Regional Mobility Authority
Revenue	5.000%	1/1/46	130	139
North Harris County TX Regional Water Authority
Revenue	5.250%	12/15/18 (Prere.)	485	518
North Harris County TX Regional Water Authority
Revenue	5.375%	12/15/18 (Prere.)	375	401
North Texas Municipal Water District Regional
Wastewater System Revenue	4.000%	6/1/31	360	390
North Texas Tollway Authority System Revenue	5.125%	1/1/18 (Prere.)	2,275	2,340

88

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
North Texas Tollway Authority System Revenue	5.500%	1/1/18	170	175
North Texas Tollway Authority System Revenue	5.625%	1/1/18 (Prere.)	50	52
North Texas Tollway Authority System Revenue	5.750%	1/1/18 (Prere.)	2,000	2,065
North Texas Tollway Authority System Revenue	5.750%	1/1/19 (Prere.)	950	1,024
North Texas Tollway Authority System Revenue	6.000%	1/1/19 (Prere.)	100	108
North Texas Tollway Authority System Revenue	5.000%	1/1/20	200	219
North Texas Tollway Authority System Revenue	5.000%	1/1/21	105	118
North Texas Tollway Authority System Revenue	6.000%	1/1/23	50	54
North Texas Tollway Authority System Revenue	5.000%	1/1/27	420	489
North Texas Tollway Authority System Revenue	5.250%	9/1/27	80	92
North Texas Tollway Authority System Revenue	5.125%	1/1/28 (14)	10	10
North Texas Tollway Authority System Revenue	6.000%	1/1/28	65	70
North Texas Tollway Authority System Revenue	5.000%	1/1/30	375	429
North Texas Tollway Authority System Revenue	5.000%	1/1/30	230	267
North Texas Tollway Authority System Revenue	5.000%	9/1/31	185	209
North Texas Tollway Authority System Revenue	0.000%	1/1/32 (12)	155	87
North Texas Tollway Authority System Revenue	5.000%	9/1/32	270	305
North Texas Tollway Authority System Revenue	5.000%	1/1/33	150	169
North Texas Tollway Authority System Revenue	5.625%	1/1/33	15	15
North Texas Tollway Authority System Revenue	5.625%	1/1/33	10	10
North Texas Tollway Authority System Revenue	0.000%	1/1/35 (12)	200	96
North Texas Tollway Authority System Revenue	5.500%	9/1/36	70	81
North Texas Tollway Authority System Revenue	0.000%	1/1/37 (12)	135	59
North Texas Tollway Authority System Revenue	0.000%	1/1/38 (12)	600	253
North Texas Tollway Authority System Revenue	5.000%	1/1/38	500	556
North Texas Tollway Authority System Revenue	4.000%	1/1/39	1,785	1,816
North Texas Tollway Authority System Revenue	5.000%	1/1/40 (4)	640	713
North Texas Tollway Authority System Revenue	5.000%	1/1/40	1,010	1,116
North Texas Tollway Authority System Revenue	5.500%	9/1/41	270	311
North Texas Tollway Authority System Revenue	5.000%	1/1/42	190	206
North Texas Tollway Authority System Revenue	6.000%	1/1/43	325	370
North Texas Tollway Authority System Revenue	5.250%	1/1/44	25	26
North Texas Tollway Authority System Revenue	5.000%	1/1/45	790	874
North Texas Tollway Authority System Revenue
PUT	1.950%	1/1/19	500	504
Plano TX Independent School District GO	5.250%	2/15/18 (Prere.)	170	176
Port of Houston Authority of Harris County Texas
Tax Revenue	5.000%	10/1/35	100	111
Red River TX Education Finance Corp. Revenue
(Texas Christian University Project)	5.000%	3/15/43	85	94
Round Rock TX Independent School District GO	5.000%	8/1/33	200	209
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/18	60	62
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	200	214
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/19	110	118
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/20	1,600	1,768
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/22	870	1,011
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	85	100
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/23	195	230
San Antonio TX Electric & Gas Systems Revenue	5.250%	2/1/24	330	401
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/32	150	175
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/39	535	602
San Antonio TX Electric & Gas Systems Revenue	5.000%	2/1/43	115	129
San Antonio TX GO	5.000%	2/1/20	200	221
San Antonio TX Independent School District GO	5.000%	2/15/24	240	289

89

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/33	140	145
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/34	70	72
San Antonio TX Public Facilities Corp. Lease
Revenue	4.000%	9/15/42	815	823
San Antonio TX Water Revenue	4.500%	5/15/17 (Prere.)	185	185
San Antonio TX Water Revenue	5.000%	5/15/26	705	824
San Antonio TX Water Revenue	4.500%	5/15/32 (14)	330	331
San Antonio TX Water Revenue	4.500%	5/15/37 (14)	95	95
San Jacinto TX Community College District GO	5.000%	2/15/19 (Prere.)	1,025	1,097
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/37	115	129
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/52	680	755
Texas GO	5.000%	4/1/18 (Prere.)	100	104
Texas GO	5.000%	4/1/18 (Prere.)	190	197
Texas GO	5.000%	4/1/20	150	167
Texas GO	5.000%	10/1/20	600	677
Texas GO	5.000%	10/1/22	545	642
Texas GO	5.000%	10/1/25	500	598
Texas GO	5.000%	4/1/27	200	237
Texas GO	5.000%	10/1/27	55	66
Texas GO	5.000%	10/1/27	145	173
Texas GO	5.000%	10/1/28	100	117
Texas GO	5.000%	10/1/31	500	604
Texas GO	5.000%	4/1/44	925	1,039
Texas GO	5.000%	10/1/44	1,320	1,496
Texas Municipal Power Agency Revenue	5.000%	9/1/40	170	186
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	210	236
Texas Private Activity Surface Transportation
Corp. Revenue	7.000%	6/30/40	1,260	1,428
Texas Private Activity Surface Transportation
Corp. Revenue (LBJ Infrastructure Group)	7.000%	6/30/34	115	131
Texas State University System Financing System
Revenue	5.000%	3/15/27	1,000	1,224
Texas Transportation Commission GO	4.750%	4/1/18 (Prere.)	530	549
Texas Transportation Commission GO	5.000%	10/1/18	200	212
Texas Transportation Commission GO	5.000%	10/1/20	260	293
Texas Transportation Commission GO	5.000%	10/1/21	400	462
Texas Transportation Commission GO	5.000%	4/1/23	100	119
Texas Transportation Commission GO	5.000%	4/1/24	365	439
Texas Transportation Commission GO	5.000%	10/1/25	720	870
Texas Transportation Commission GO	5.000%	4/1/26	200	239
Texas Transportation Commission GO	5.000%	4/1/26	100	116
Texas Transportation Commission GO	5.000%	10/1/26	500	606
Texas Transportation Commission GO	5.000%	10/1/29	50	60
Texas Transportation Commission GO	5.000%	10/1/30	1,500	1,825
Texas Transportation Commission GO	5.000%	4/1/31	300	347
Texas Transportation Commission GO	5.000%	10/1/33	250	298
Texas Transportation Commission GO	5.000%	4/1/44	860	984
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/28	55	66

90

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Texas Transportation Commission Mobility Fund
GO	5.000%	10/1/34	160	190
Texas Transportation Commission Revenue	4.000%	10/1/18	190	198
Texas Transportation Commission Revenue	5.000%	4/1/19	140	151
Texas Transportation Commission Revenue	5.000%	4/1/20	540	600
Texas Transportation Commission Revenue	5.000%	10/1/20	500	563
Texas Transportation Commission Revenue	5.000%	4/1/21	380	434
Texas Transportation Commission Revenue	5.000%	10/1/21	1,800	2,079
Texas Transportation Commission Revenue	5.000%	10/1/21	300	346
Texas Transportation Commission Revenue	5.000%	10/1/22	150	177
Texas Transportation Commission Revenue	5.000%	4/1/24	445	536
Texas Transportation Commission Revenue	5.000%	10/1/24	90	109
Texas Transportation Commission Revenue	5.000%	10/1/25	285	348
Texas Transportation Commission Revenue	5.000%	10/1/26	350	432
Texas Transportation Commission Revenue	5.000%	10/1/30	1,000	1,194
Texas Transportation Commission Revenue	5.000%	4/1/34	100	114
Texas Transportation Commission Revenue	5.000%	8/15/41	100	109
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/34	1,500	1,656
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/37	760	845
Texas Transportation Commission Turnpike
System Revenue	5.000%	8/15/42	400	436
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/22 (2)	95	84
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/36	725	322
Texas Turnpike Authority Central Texas Turnpike
System Revenue	0.000%	8/15/37	1,075	450
Texas Water Development Board Revenue	5.000%	7/15/26	100	101
Texas Water Development Board Revenue	5.000%	10/15/30	100	118
Texas Water Development Board Revenue	5.000%	10/15/31	525	618
Texas Water Development Board Revenue	5.000%	7/15/33	200	202
Texas Water Development Board Revenue	5.000%	10/15/40	980	1,117
Texas Water Development Board Revenue	5.000%	10/15/45	400	454
Texas Water Financial Assistance GO	4.000%	8/1/41	100	105
University of Texas Permanent University Fund
Revenue	5.000%	7/1/27	135	161
University of Texas Permanent University Fund
Revenue	5.250%	7/1/30	55	70
University of Texas Permanent University Fund
Revenue	4.000%	7/1/34	300	321
University of Texas Permanent University Fund
Revenue	5.000%	7/1/41	300	343
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	50	56
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	110	127
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/21	125	144
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/22	500	587
University of Texas System Revenue Financing
System Revenue	5.375%	8/15/23	200	244

91

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	900	1,103
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/25	100	123
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	550	680
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/26	230	285
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/43	450	509
Ysleta TX Independent School District GO	5.000%	8/15/45	560	638
				111,404
Utah (0.6%)
Intermountain Power Agency Utah Power Supply
Revenue	5.000%	7/1/21	210	220
Intermountain Power Agency Utah Power Supply
Revenue	5.000%	7/1/22	480	502
University of Utah Revenue	5.000%	8/1/32	135	155
Utah GO	5.000%	7/1/18 (Prere.)	200	210
Utah GO	5.000%	7/1/18	800	838
Utah GO	5.000%	7/1/20	1,400	1,568
Utah GO	5.000%	7/1/21 (Prere.)	250	287
Utah GO	5.000%	7/1/25	395	481
Utah Transit Authority Sales Tax Revenue	4.750%	6/15/18 (Prere.)	240	250
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	75	78
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/18 (Prere.)	195	204
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/27	340	410
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/28	110	132
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/30	180	213
Utah Transit Authority Sales Tax Revenue	4.000%	12/15/30	500	535
Utah Transit Authority Sales Tax Revenue	0.000%	12/15/32	500	267
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/37	270	303
Utah Transit Authority Sales Tax Revenue	5.000%	6/15/38	250	286
				6,939
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain College
Project)	5.000%	10/15/41	200	210
Vermont Educational & Health Buildings
Financing Agency Revenue (Champlain College
Project)	5.000%	10/15/46	200	210
				420
Virginia (1.5%)
Arlington County VA GO	5.000%	8/1/22	240	283
Chesapeake Bay VA Bridge & Tunnel District
Revenue	5.000%	7/1/51	500	549
Fairfax County VA GO	5.000%	10/1/23	505	608
Fairfax County VA GO	4.000%	10/1/27	1,000	1,139
Fairfax County VA Public Improvement GO	5.000%	4/1/21	350	400
Fairfax County VA Public Improvement GO	5.000%	4/1/23	110	131
Fairfax VA GO	4.000%	1/15/31	120	128
Hampton Roads VA Sanitation & Wastewater
District Revenue	5.000%	4/1/18 (Prere.)	85	88

92

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Richmond VA Public Utility Revenue	5.000%	1/15/19 (Prere.)	120	128
Richmond VA Public Utility Revenue	5.000%	1/15/32	750	878
University of Virginia Revenue	5.000%	6/1/18 (Prere.)	1,285	1,342
University of Virginia Revenue	4.000%	4/1/42	665	704
University of Virginia Revenue	4.000%	4/1/45	1,245	1,302
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	4.000%	2/1/28	1,295	1,429
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/31	1,000	1,164
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/23	315	376
Virginia Commonwealth Transportation Board
Revenue	5.000%	3/15/27	1,140	1,398
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/31	700	750
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/32	380	405
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	50	56
Virginia Commonwealth Transportation Board
Revenue	4.500%	5/15/36	335	366
Virginia Commonwealth Transportation Board
Revenue	4.000%	5/15/37	1,800	1,887
Virginia GO	5.000%	6/1/19	200	217
Virginia GO	5.000%	6/1/26	250	307
Virginia GO	5.000%	6/1/27	85	104
Virginia Public School Authority Revenue	5.000%	8/1/19	130	141
Virginia Public School Authority Revenue	5.000%	8/1/22	50	59
Virginia Public School Authority Revenue	5.000%	8/1/22	380	446
Virginia Public School Authority Revenue	5.000%	8/1/23	420	492
Virginia Public School Authority Revenue	5.000%	8/1/25	275	335
Virginia Public School Authority Revenue	5.000%	8/1/26	300	364
Virginia Public School Authority Revenue	5.000%	8/1/27	500	603
				18,579
Washington (2.4%)
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/31	200	236
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/32	100	118
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/35	350	404
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/41	290	333
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/45	1,450	1,648
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/46	90	115
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	1,850	1,938
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	260	282

93

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/21	75	86
Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/30	200	233
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	215	217
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	555	675
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/25	50	60
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/26	1,250	1,421
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/28	50	55
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	900	943
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/27	250	304
King County WA Sewer Revenue	5.000%	1/1/19 (Prere.)	550	587
King County WA Sewer Revenue	5.000%	7/1/20 (Prere.)	95	106
King County WA Sewer Revenue	5.125%	1/1/21 (Prere.)	35	40
King County WA Sewer Revenue	4.000%	7/1/33	415	440
King County WA Sewer Revenue	5.125%	1/1/37	30	33
King County WA Sewer Revenue	5.000%	1/1/45	30	33
King County WA Sewer Revenue	5.000%	1/1/52	525	576
Northwest Energy Washington Electric Revenue
(Bonneville Power Administration)	5.000%	7/1/28	500	577
Northwest Energy Washington Electric Revenue
(Columbia Generating Station)	5.250%	7/1/18	125	131
Port of Seattle WA Revenue	5.000%	2/1/30	250	293
Port of Seattle WA Revenue	5.000%	8/1/31	100	113
Port of Tacoma WA GO	5.000%	6/1/18 (Prere.)	115	120
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/20 (Prere.)	15	17
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/23	60	66
Tacoma WA Electric System Revenue	5.000%	1/1/38	370	418
University of Washington Biomedical Research
Properties Lease Revenue	4.000%	1/1/48	100	101
University of Washington Revenue	3.125%	7/1/42	630	570
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/17 (Prere.)	500	504
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/18	60	62
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/23	490	584
Washington (Motor Vehicle Fuel Tax) GO	4.000%	7/1/25	100	108
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/29	200	234
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/33	500	576
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/41	760	848
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/18	100	105
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/21	100	115
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	225	263
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/22	180	210

94

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/23	90	105
Washington Federal Highway Grant Anticipation
Revenue (520 Corridor Program)	5.000%	9/1/24	70	81
Washington GO	5.000%	7/1/17 (Prere.)	175	176
Washington GO	5.000%	7/1/17	1,200	1,209
Washington GO	5.000%	7/1/17	200	201
Washington GO	5.000%	1/1/18	530	545
Washington GO	5.000%	1/1/18 (Prere.)	140	144
Washington GO	5.000%	1/1/18 (Prere.)	65	67
Washington GO	5.000%	1/1/18 (Prere.)	195	200
Washington GO	5.000%	7/1/18 (Prere.)	60	63
Washington GO	5.000%	7/1/18 (Prere.)	330	346
Washington GO	5.000%	7/1/18 (Prere.)	170	178
Washington GO	5.000%	7/1/18	150	157
Washington GO	5.000%	7/1/18 (Prere.)	100	105
Washington GO	5.000%	7/1/18 (Prere.)	80	84
Washington GO	5.000%	7/1/18	210	220
Washington GO	5.000%	1/1/19 (Prere.)	85	91
Washington GO	5.000%	2/1/19 (Prere.)	60	64
Washington GO	5.000%	1/1/20	175	193
Washington GO	5.000%	7/1/20	100	112
Washington GO	5.000%	7/1/20	110	123
Washington GO	5.000%	1/1/21	150	170
Washington GO	5.000%	8/1/21	550	633
Washington GO	5.000%	7/1/24	200	241
Washington GO	4.000%	7/1/26	350	376
Washington GO	5.000%	7/1/26	150	183
Washington GO	3.000%	7/1/29	275	271
Washington GO	5.000%	8/1/30	75	87
Washington GO	5.000%	7/1/31	100	116
Washington GO	5.000%	8/1/31	100	116
Washington GO	5.000%	8/1/31	150	177
Washington GO	5.000%	7/1/32	100	117
Washington GO	5.000%	7/1/32	100	115
Washington GO	5.000%	7/1/33	275	315
Washington GO	5.000%	7/1/33	500	580
Washington GO	5.000%	8/1/34	130	149
Washington GO	5.000%	8/1/34	250	276
Washington GO	5.250%	2/1/36	700	787
Washington GO	5.000%	2/1/37	750	858
Washington GO	5.000%	8/1/37	480	552
Washington GO	5.000%	2/1/38	1,000	1,143
Washington GO	5.000%	8/1/39	500	574
Washington GO	5.000%	2/1/42	415	477
				29,675
West Virginia (0.0%)
West Virginia Economic Development Authority
Lottery Revenue	5.000%	6/15/40	160	175
West Virginia University Revenue	5.000%	10/1/36	115	129
				304

95

Tax-Exempt Bond Index Fund

			Face	Market
		Maturity	Amount	Value•
	Coupon	Date	($000)	($000)
Wisconsin (0.6%)
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	10	11
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/19 (Prere.)	125	137
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/29	90	98
Wisconsin General Fund Annual Appropriation
Revenue	5.750%	5/1/33	1,150	1,252
Wisconsin GO	5.000%	5/1/19 (2)	175	189
Wisconsin GO	6.000%	5/1/19 (Prere.)	550	604
Wisconsin GO	5.000%	5/1/20	100	111
Wisconsin GO	5.000%	11/1/20	60	68
Wisconsin GO	5.000%	11/1/20	500	565
Wisconsin GO	5.000%	11/1/22	250	288
Wisconsin GO	5.000%	11/1/23	205	246
Wisconsin GO	5.000%	5/1/25	90	104
Wisconsin GO	5.000%	5/1/26	75	91
Wisconsin GO	5.000%	11/1/29	500	595
Wisconsin GO	5.000%	5/1/35	520	592
Wisconsin GO	5.000%	5/1/37	1,340	1,528
Wisconsin Health & Educational Facilities
Authority Revenue (Medical College Wisconsin)	4.000%	12/1/46	300	303
Wisconsin Public Finance Authority Lease
Development Revenue (Central District
Development Project)	5.000%	3/1/41	245	272
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/37	290	323
Wisconsin Transportation Revenue	5.000%	7/1/19 (14)	90	98
				7,475
Wyoming (0.0%)
Campbell County WY Solid Waste Facilities
Revenue (Basin Electric Power Cooperative -
Dry Fork Station Facilities)	5.750%	7/15/39	250	269
Total Tax-Exempt Municipal Bonds (Cost $1,221,528)				1,218,580

			Shares
Temporary Cash Investment (1.1%)
Money Market Fund (1.1%)
1 Vanguard Municipal Cash Management Fund
(Cost $14,378)	0.895%		143,784	14,378
Total Investments (99.1%) (Cost $1,235,906)				1,232,958

96

Tax-Exempt Bond Index Fund

Amount
($000)
Other Assets and Liabilities (0.9%)
Other Assets
Investment in Vanguard	75
Receivables for Investment Securities Sold	35
Receivables for Accrued Income	15,600
Receivables for Capital Shares Issued	1,081
Other Assets	23
Total Other Assets	16,814
Liabilities
Payables for Investment Securities Purchased	(5,925)
Payables for Distributions	(37)
Payables to Vanguard	(99)
Other Liabilities	(138)
Total Liabilities	(6,199)
Net Assets (100%)	1,243,573

At April 30, 2017, net assets consisted of:
Amount
($000)
Paid-in Capital	1,245,284
Undistributed Net Investment Income	1,983
Accumulated Net Realized Losses	(746)
Unrealized Appreciation (Depreciation)	(2,948)
Net Assets	1,243,573

Investor Shares—Net Assets
Applicable to 237,351 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	2,413
Net Asset Value Per Share—Investor Shares	$10.16

ETF Shares—Net Assets
Applicable to 22,350,709 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	1,137,347
Net Asset Value Per Share—ETF Shares	$50.89

Admiral Shares—Net Assets
Applicable to 5,108,385 outstanding $.001 par value shares of
beneficial interest (unlimited authorization)	103,813
Net Asset Value Per Share—Admiral Shares	$20.32

• See Note A in Notes to Financial Statements.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the
7-day yield.
A Key to abbreviations and other references follows the Statement of Net Assets.
See accompanying Notes, which are an integral part of the Financial Statements.

97

Tax-Exempt Bond Index Fund

Key to Abbreviations

ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
FR—Floating Rate.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PILOT—Payments in Lieu of Taxes.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.
VRDP—Variable Rate Demand Preferred.
(ETM)—Escrowed to Maturity.
(Prere.)—Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) AGM (Assured Guaranty Municipal Corporation).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) AGC (Assured Guaranty Corporation).

(13) BHAC (Berkshire Hathaway Assurance Corporation).

(14) NPFG (National Public Finance Guarantee Corporation).

(15) BAM (Build America Mutual Assurance Company).

(16) MAC (Municipal Assurance Corporation).

(17) RAA (Radian Asset Assurance Inc.).

(18) SBLF (Michigan School Bond Loan Fund).

The insurance does not guarantee the market value of the municipal bonds.

LOC—Scheduled principal and interest payments are guaranteed by bank letter of credit.

98

Tax-Exempt Bond Index Fund

Statement of Operations

Six Months Ended
April 30, 2017
($000)
Investment Income
Income
Interest[1]	9,216
Total Income	9,216
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	3
Management and Administrative—ETF Shares	264
Management and Administrative—Admiral Shares	27
Marketing and Distribution—Investor Shares	—
Marketing and Distribution—ETF Shares	30
Marketing and Distribution—Admiral Shares	4
Custodian Fees	1
Shareholders’ Reports—Investor Shares	—
Shareholders’ Reports—ETF Shares	21
Shareholders’ Reports—Admiral Shares	2
Total Expenses	411
Net Investment Income	8,805
Realized Net Gain (Loss) on Investment Securities Sold[1]	(1,140)
Change in Unrealized Appreciation (Depreciation) of Investment Securities	(4,025)
Net Increase (Decrease) in Net Assets Resulting from Operations	3,640

1 Interest income and realized net gain (loss) from an affiliated company of the fund were $42,000 and $0, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

99

Tax-Exempt Bond Index Fund

Statement of Changes in Net Assets

	Six Months Ended	Year Ended
	April 30,	October 31,
	2017	2016
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	8,805	5,771
Realized Net Gain (Loss)	(1,140)	(32)
Change in Unrealized Appreciation (Depreciation)	(4,025)	744
Net Increase (Decrease) in Net Assets Resulting from Operations	3,640	6,483
Distributions
Net Investment Income
Investor Shares	(19)	(24)
ETF Shares	(6,746)	(4,401)
Admiral Shares	(838)	(657)
Realized Capital Gain
Investor Shares	—	—
ETF Shares	—	—
Admiral Shares	—	—
Total Distributions	(7,603)	(5,082)
Capital Share Transactions
Investor Shares	135	(3,074)
ETF Shares	589,840	488,632
Admiral Shares	35,747	61,896
Net Increase (Decrease) from Capital Share Transactions	625,722	547,454
Total Increase (Decrease)	621,759	548,855
Net Assets
Beginning of Period	621,814	72,959
End of Period[1]	1,243,573	621,814

1 Net Assets—End of Period includes undistributed (overdistributed) net investment income of $1,983,000 and $781,000.

See accompanying Notes, which are an integral part of the Financial Statements.

100

Tax-Exempt Bond Index Fund

Financial Highlights

Investor Shares
	Six Months	Year	Aug. 21,
	Ended	Ended	2015[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$10.33	$10.05	$10.00
Investment Operations
Net Investment Income	. 089.149		. 034
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.168)	. 280	. 048
Total from Investment Operations	(.079)	.429	.082
Distributions
Dividends from Net Investment Income	(. 091)	(.149)	(. 032)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(. 091)	(.149)	(. 032)
Net Asset Value, End of Period	$10.16	$10.33	$10.05

Total Return[3]	-0.75%	4.28%	0.82%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2	$2	$5
Ratio of Total Expenses to Average Net Assets	0.19%	0.19%	0.20%[4]
Ratio of Net Investment Income to Average Net Assets	1.91%	1.61%	1.88%[4]
Portfolio Turnover Rate [5]	12%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Includes increases from purchase fees of $.00, $.00, and $.06.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	Annualized.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

101

Tax-Exempt Bond Index Fund

Financial Highlights

ETF Shares
	Six Months	Year	Aug. 21,
	Ended	Ended	2015[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$51.67	$50.33	$50.00
Investment Operations
Net Investment Income	. 473	. 810.170
Net Realized and Unrealized Gain (Loss) on Investments[2]	(.797)	1.343	.255
Total from Investment Operations	(.324)	2.153	.425
Distributions
Dividends from Net Investment Income	(.456)	(.813)	(.095)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.456)	(.813)	(.095)
Net Asset Value, End of Period	$50.89	$51.67	$50.33

Total Return	-0.61%	4.29%	0.85%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,137	$550	$60
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.01%	1.71%	1.96%[3]
Portfolio Turnover Rate [4]	12%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Includes increases from purchase fees of $.01, $.02 and $.00.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

102

Tax-Exempt Bond Index Fund

Financial Highlights

Admiral Shares
	Six Months	Year	Aug. 25,
	Ended	Ended	2015[1] to
	April 30,	Oct. 31,	Oct. 31,
For a Share Outstanding Throughout Each Period	2017	2016	2015
Net Asset Value, Beginning of Period	$20.65	$20.10	$19.98
Investment Operations
Net Investment Income	.189	. 324	. 066
Net Realized and Unrealized Gain (Loss) on Investments	(.326)	.550	.120
Total from Investment Operations	(.137)	.874	.186
Distributions
Dividends from Net Investment Income	(.193)	(. 324)	(. 066)
Distributions from Realized Capital Gains	—	—	—
Total Distributions	(.193)	(. 324)	(. 066)
Net Asset Value, End of Period	$20.32	$20.65	$20.10

Total Return[2]	-0.65%	4.36%	0.93%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$104	$69	$7
Ratio of Total Expenses to Average Net Assets	0.09%	0.09%	0.12%[3]
Ratio of Net Investment Income to Average Net Assets	2.01%	1.71%	1.96%[3]
Portfolio Turnover Rate [4]	12%	8%	1%

The expense ratio, net investment income ratio, and turnover rate for the current period have been annualized.

1	Inception.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	Annualized.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.

See accompanying Notes, which are an integral part of the Financial Statements.

103

Tax-Exempt Bond Index Fund

Notes to Financial Statements

Vanguard Tax-Exempt Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund invests in debt instruments of many municipal issuers; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The fund offers three classes of shares: Investor Shares, ETF Shares, and Admiral Shares. Investor Shares are available to any investor who meets the fund’s minimum purchase requirements. ETF Shares are listed for trading on NYSE Arca; they can be purchased and sold through a broker. Admiral Shares are designed for investors who meet certain administrative, service, and account-size criteria.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund’s net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund’s tax positions taken for all open federal income tax years (October 31, 2015–2016), and for the period ended April 30, 2017, and has concluded that no provision for federal income tax is required in the fund’s financial statements.

3. Distributions: Distributions to shareholders are recorded on the ex-dividend date.

4. Credit Facility: The fund and certain other funds managed by The Vanguard Group (“Vanguard”) participate in a $3.1 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement that may be renewed annually; each fund is individually liable for its borrowings, if any, under the credit facility. Borrowings may be utilized for temporary and emergency purposes, and are subject to the fund’s regulatory and contractual borrowing restrictions. The participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn amount of the facility; these fees are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under this facility bear interest at a rate based upon the higher of the one-month London Interbank Offered Rate, federal funds effective rate, or overnight bank funding rate plus an agreed-upon spread.

The fund had no borrowings outstanding at April 30, 2017, or at any time during the period then ended.

5. Other: Interest income includes income distributions received from Vanguard Municipal Cash Management Fund and is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.

104

Tax-Exempt Bond Index Fund

Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. Vanguard does not require reimbursement in the current period for certain costs of operations (such as deferred compensation/benefits and risk/insurance costs); the fund’s liability for these costs of operations is included in Payables to Vanguard on the Statement of Net Assets.

Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At April 30, 2017, the fund had contributed to Vanguard capital in the amount of $75,000, representing 0.01% of the fund’s net assets and 0.03% of Vanguard’s capitalization. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

C. Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund’s investments as of April 30, 2017, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,218,580	—
Temporary Cash Investments	14,378	—	—
Total	14,378	1,218,580	—

D. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes. These differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

105

Tax-Exempt Bond Index Fund

During the six months ended April 30, 2017, the fund realized $430,000 of net capital losses resulting from in-kind redemptions—in which shareholders exchanged fund shares for securities held by the fund rather than for cash. Because such losses are not taxable to the fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized losses to paid-in capital.

The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at October 31, 2016, the fund had available capital losses totaling $36,000 that may be carried forward indefinitely to offset future capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending October 31, 2017; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.

At April 30, 2017, the cost of investment securities for tax purposes was $1,235,906,000. Net unrealized depreciation of investment securities for tax purposes was $2,948,000, consisting of unrealized gains of $6,377,000 on securities that had risen in value since their purchase and $9,325,000 in unrealized losses on securities that had fallen in value since their purchase.

E. During the six months ended April 30, 2017, the fund purchased $664,839,000 of investment securities and sold $67,653,000 of investment securities, other than temporary cash investments. Purchases and sales include $531,932,000 and $15,231,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.

F. Capital share transactions for each class of shares were:
	Six Months Ended			Year Ended
		April 30, 2017	October 31, 2016
	Amount	Shares	Amount	Shares
	($000)	(000)	($000)	(000)
Investor Shares
Issued[1]	1,023	101	3,124	303
Issued in Lieu of Cash Distributions	15	2	19	2
Redeemed	(903)	(90)	(6,217)	(616)
Net Increase (Decrease)—Investor Shares	135	13	(3,074)	(311)
ETF Shares
Issued[1]	605,002	12,000	488,632	9,451
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(15,162)	(300)	—	—
Net Increase (Decrease)—ETF Shares	589,840	11,700	488,632	9,451
Admiral Shares
Issued[1]	50,274	2,481	75,733	3,667
Issued in Lieu of Cash Distributions	699	35	579	28
Redeemed	(15,226)	(756)	(14,416)	(703)
Net Increase (Decrease)—Admiral Shares	35,747	1,760	61,896	2,992
1 Includes purchase fees for fiscal 2017 and 2016 of $138,000 and $182,000, respectively (fund totals).

106

Tax-Exempt Bond Index Fund

At April 30, 2017, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If the shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio.

G. Management has determined that no material events or transactions occurred subsequent to April 30, 2017, that would require recognition or disclosure in these financial statements.

107

About Your Fund’s Expenses

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The accompanying table illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

108

Six Months Ended April 30, 2017
	Beginning	Ending	Expenses
	Account Value	Account Value	Paid During
Tax-Exempt Bond Index Fund	10/31/2016	4/30/2017	Period
Based on Actual Fund Return
Investor Shares	$1,000.00	$992.47	$0.94
ETF Shares	1,000.00	993.86	0.44
Admiral Shares	1,000.00	993.50	0.44
Based on Hypothetical 5% Yearly Return
Investor Shares	$1,000.00	$1,023.85	$0.95
ETF Shares	1,000.00	1,024.35	0.45
Admiral Shares	1,000.00	1,024.35	0.45

The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.19% for Investor Shares, 0.09% for ETF Shares, and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (181/365).

109

Trustees Approve Advisory Arrangement

The board of trustees of Vanguard Tax-Exempt Bond Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interest of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received monthly reports, which included a Market and Economic Report, a Fund Dashboard Monthly Summary, and a Fund Performance Report.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2015 and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than three decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2015, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue. Information about the fund’s performance can be found in the Performance Summary section of this report.

Cost

The board concluded that the fund’s expense ratio was well below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also well below its peer group average. Information about the fund’s expenses appears in the About Your Fund’s Expenses section of this report as well as in the Financial Statements section.

110

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique “at-cost” structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees and produces “profits” only in the form of reduced expenses for fund shareholders.

The benefit of economies of scale

The board concluded that the fund’s at-cost arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

111

Glossary

30-Day SEC Yield. A fund’s 30-day SEC yield is derived using a formula specified by the U.S. Securities and Exchange Commission. Under the formula, data related to the fund’s security holdings in the previous 30 days are used to calculate the fund’s hypothetical net income for that period, which is then annualized and divided by the fund’s estimated average net assets over the calculation period. For the purposes of this calculation, a security’s income is based on its current market yield to maturity (for bonds), its actual income (for asset-backed securities), or its projected dividend yield (for stocks). Because the SEC yield represents hypothetical annualized income, it will differ—at times significantly—from the fund’s actual experience. As a result, the fund’s income distributions may be higher or lower than implied by the SEC yield.

Average Coupon. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.

Average Duration. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.

Average Stated Maturity. The average length of time until fixed income securities held by a fund reach maturity and are repaid using the maturity date of the security. The figure reflects the proportion of fund assets represented by each security; it also reflects any futures contracts held. In general, the longer the average stated maturity, the more a fund’s share price will fluctuate in response to changes in market interest rates.

Credit Quality. Credit-quality ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Credit-quality ratings are obtained from Moody’s and S&P, and the higher rating for each issue is used. ”Not Rated” is used to classify securities for which a rating is not available.

Expense Ratio. A fund’s total annual operating expenses expressed as a percentage of the fund’s average net assets. The expense ratio includes management and administrative expenses, but does not include the transaction costs of buying and selling portfolio securities.

Inception Date. The date on which the assets of a fund (or one of its share classes) are first invested in accordance with the fund’s investment objective. For funds with a subscription period, the inception date is the day after that period ends. Investment performance is measured from the inception date.

Short-Term Reserves. The percentage of a fund invested in highly liquid, short-term securities that can be readily converted to cash.

Yield to Maturity. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.

112

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The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 197 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at vanguard.com.

InterestedTrustee1

F. William McNabb III

Born 1957. Trustee Since July 2009. Chairman of the Board. Principal Occupation(s) During the Past Five Years and Other Experience: Chairman of the Board of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group, since January 2010; Director of The Vanguard Group since 2008; Chief Executive Officer and President of The Vanguard Group, and of each of the investment companies served by The Vanguard Group, since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

IndependentTrustees

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Executive Chief Staff and Marketing Officer for North America and Corporate Vice President (retired 2008) of Xerox Corporation (document management products and services); Executive in Residence and 2009–2010 Distinguished Minett Professor at the Rochester Institute of Technology; Lead Director of SPX FLOW, Inc. (multi-industry manufacturing); Director of the United Way of Rochester, the University of Rochester Medical Center, Monroe Community College Foundation, North Carolina A&T University, and Roberts Wesleyan College.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years and Other Experience: Chairman and Chief Executive Officer (retired 2009) and President (2006–2008) of Rohm and Haas Co. (chemicals); Director of Arconic Inc. (diversified manufacturer), HP Inc. (printer and personal computer manufacturing), and Delphi Automotive plc (automotive components); Senior Advisor at New Mountain Capital.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years and Other Experience: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science, School of Arts and Sciences, and Professor of Communication, Annenberg School for Communication, with secondary faculty appointments in the Department of Philosophy, School of Arts and Sciences, and at the Graduate School of Education, University of Pennsylvania; Trustee of the National Constitution Center; Chair of the Presidential Commission for the Study of Bioethical Issues.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years and Other Experience: Corporate Vice President and Member of the Executive Committee (1997–2008), Chief Global Diversity Officer (retired 2008), Vice President and Chief Information Officer (1997–2005), Controller (1995–1997), Treasurer (1991–1995), and Assistant Treasurer (1989–1991) of Johnson & Johnson (pharmaceuticals/medical devices/consumer products); Director of Skytop Lodge Corporation (hotels) and the Robert Wood Johnson Foundation; Member of the Advisory Board of the Institute for Women’s Leadership at Rutgers University.

F. Joseph Loughrey

Born 1949. Trustee Since October 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2009) of Cummins Inc. (industrial machinery); Chairman of the Board of Hillenbrand, Inc. (specialized consumer services), Oxfam America, and the Lumina Foundation for Education; Director of SKF AB (industrial machinery), Hyster-Yale Materials Handling, Inc. (forklift trucks), and the V Foundation for Cancer Research; Member of the Advisory Council for the College of Arts and Letters and Chair of the Advisory

Board to the Kellogg Institute for International Studies, both at the University of Notre Dame.

Mark Loughridge

Born 1953. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Senior Vice President and Chief Financial Officer (retired 2013) at IBM (information technology services); Fiduciary Member of IBM’s Retirement Plan Committee (2004–2013); Director of the Dow Chemical Company; Member of the Council on Chicago Booth.

Scott C. Malpass

Born 1962. Trustee Since March 2012. Principal Occupation(s) During the Past Five Years and Other Experience: Chief Investment Officer and Vice President at the University of Notre Dame; Assistant Professor of Finance at the Mendoza College of Business at Notre Dame; Member of the Notre Dame 403(b) Investment Committee, the Board of Advisors for Spruceview Capital Partners, and the Investment Advisory Committee of Major League Baseball; Board Member of TIFF Advisory Services, Inc., and Catholic Investment Services, Inc. (investment advisors); Member of the Board of Superintendence of the Institute for the Works of Religion.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years and Other Experience: George Gund Professor of Finance and Banking, Emeritus at the Harvard Business School (retired 2011); Chief Investment Officer and Co-Managing Partner of HighVista Strategies LLC (private investment firm); Overseer of the Museum of Fine Arts Boston.

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years and Other Experience: President and Chief Operating Officer (retired 2010) of Corning Incorporated (communications equipment); Chairman of the Board of Trustees of Colby-Sawyer College; Member of the Board of Hypertherm, Inc. (industrial cutting systems, software, and consumables).

Executive Officers

Glenn Booraem

Born 1967. Investment Stewardship Officer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Treasurer (2015–2017), Controller (2010–2015), and Assistant Controller (2001–2010) of each of the investment companies served by The Vanguard Group.

Thomas J. Higgins

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Peter Mahoney

Born 1974. Controller Since May 2015. Principal Occupation(s) During the Past Five Years and Other Experience: Principal of The Vanguard Group, Inc.; Controller of each of the investment companies served by The Vanguard Group; Head of International Fund Services at The Vanguard Group (2008–2014).

Anne E. Robinson

Born 1970. Secretary Since September 2016. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; General Counsel of The Vanguard Group; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group; Director and Senior Vice President of Vanguard Marketing Corporation; Managing Director and General Counsel of Global Cards and Consumer Services at Citigroup (2014–2016); Counsel at American Express (2003–2014).

Michael Rollings

Born 1963. Treasurer Since February 2017. Principal Occupation(s) During the Past Five Years and Other Experience: Managing Director of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group; Executive Vice President and Chief Financial Officer of MassMutual Financial Group (2006–2016).

Vanguard Senior Management Team

Mortimer J. Buckley John James Martha G. King John T. Marcante Chris D. McIsaac	James M. Norris Thomas M. Rampulla Glenn W. Reed Karin A. Risi

Chairman Emeritus and Senior Advisor John J. Brennan

Chairman, 1996–2009

Chief Executive Officer and President, 1996–2008

Founder John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 Mr. McNabb is considered an “interested person,” as defined in the Investment Company Act of 1940, because he is an officer of the Vanguard funds.

2 December 2002 for Vanguard Equity Income Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

P.O. Box 2600
Valley Forge, PA 19482-2600

Connect with Vanguard® > vanguard.com

Fund Information > 800-662-7447	The index is a product of S&P Dow Jones Indices LLC
Direct Investor Account Services > 800-662-2739	(“SPDJI”), and has been licensed for use by Vanguard.
Standard & Poor’s® and S&P® are registered
Institutional Investor Services > 800-523-1036	trademarks of Standard & Poor’s Financial Services LLC
Text Telephone for People	(“S&P”); Dow Jones® is a registered trademark of Dow
Who Are Deaf or Hard of Hearing> 800-749-7273	Jones Trademark Holdings LLC (“Dow Jones”); S&P®
and S&P 500® are trademarks of S&P; and these
This material may be used in conjunction	trademarks have been licensed for use by SPDJI and
with the offering of shares of any Vanguard	sublicensed for certain purposes by Vanguard.
fund only if preceded or accompanied by	Vanguard product(s) are not sponsored, endorsed, sold
or promoted by SPDJI, Dow Jones, S&P, or their
the fund’s current prospectus.	respective affiliates and none of such parties make any
All comparative mutual fund data are from Lipper, a	representation regarding the advisability of investing in
Thomson Reuters Company, or Morningstar, Inc., unless	such product(s) nor do they have any liability for any
otherwise noted.	errors, omissions, or interruptions of the index.

You can obtain a free copy of Vanguard’s proxy voting
guidelines by visiting vanguard.com/proxyreporting or by
calling Vanguard at 800-662-2739. The guidelines are
also available from the SEC’s website, sec.gov. In
addition, you may obtain a free report on how your fund
voted the proxies for securities it owned during the 12
months ended June 30. To get the report, visit either
vanguard.com/proxyreporting or sec.gov.

You can review and copy information about your fund at
the SEC’s Public Reference Room in Washington, D.C. To
find out more about this public service, call the SEC at
202-551-8090. Information about your fund is also
available on the SEC’s website, and you can receive
copies of this information, for a fee, by sending a
request in either of two ways: via email addressed to
publicinfo@sec.gov or via regular mail addressed to the
Public Reference Section, Securities and Exchange
Commission, Washington, DC 20549-1520.

© 2017 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.

Q14912 062017

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

Not Applicable.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Not Applicable.

Item 5: Audit Committee of Listed Registrants.

Not Applicable.

Item 6: Investments.

Not Applicable.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ F. WILLIAM MCNABB III* F. WILLIAM MCNABB III CHIEF EXECUTIVE OFFICER

Date: June 15, 2017

VANGUARD MUNICIPAL BOND FUNDS
BY:	/s/ THOMAS J. HIGGINS* THOMAS J. HIGGINS CHIEF FINANCIAL OFFICER

Date: June 15, 2017

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on October 4, 2016 see file Number 33-32548, Incorporated by Reference.

0448435, v0.54